SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 99.2%
Communication Services – 6.7%
Alphabet Inc, Cl A *	18,437	$24,694
Alphabet Inc, Cl C *	1,628	2,177
AT&T Inc	414,642	16,204
Cinemark Holdings Inc	34,063	1,153
Comcast Corp, Cl A	322,884	14,520
Facebook Inc, Cl A *	162,680	33,390
Interpublic Group of Cos Inc/The	308,659	7,130
Live Nation Entertainment Inc *	109,313	7,813
Match Group Inc *(A)	8,301	682
Netflix Inc *	8,280	2,679
Omnicom Group Inc	194,690	15,774
Pinterest Inc, Cl A *(A)	131,768	2,456
Spotify Technology SA *	13,947	2,086
TEGNA Inc	177,946	2,970
Verizon Communications Inc	329,220	20,214
ViacomCBS Inc, Cl B	35,550	1,492
Walt Disney Co/The	43,602	6,306

		161,740

Consumer Discretionary – 9.8%
Alibaba Group Holding Ltd ADR *	87,668	18,594
Amazon.com Inc, Cl A *	20,426	37,744
Aptiv PLC	54,057	5,134
Best Buy Co Inc	48,893	4,293
Booking Holdings Inc *	263	540
BorgWarner Inc	51,549	2,236
Brinker International Inc	43,929	1,845
CarMax Inc *	52,945	4,642
Carnival Corp	42,509	2,161
Dick’s Sporting Goods Inc	75,363	3,730
Dillard’s Inc, Cl A (A)	17,881	1,314
Dollar General Corp	100,826	15,727
Dollar Tree Inc *	31,200	2,934
DR Horton Inc	63,199	3,334
eBay Inc	191,276	6,907
Foot Locker Inc, Cl A	64,995	2,534
Ford Motor Co	152,816	1,421
GameStop Corp, Cl A (A)	77,761	473
Garmin Ltd	16,029	1,564
General Motors Co	277,570	10,159
Goodyear Tire & Rubber Co/The	69,599	1,082
Harley-Davidson Inc, Cl A (A)	53,538	1,991
Home Depot Inc/The	5,917	1,292
Kohl’s Corp	50,709	2,584
Lear Corp	27,328	3,749

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lowe’s Cos Inc	130,981	$15,686
Lululemon Athletica Inc *	13,084	3,031
Macy’s Inc	51,046	868
Magna International Inc, Cl A	81,212	4,454
Marriott International Inc/MD, Cl A	54,617	8,271
Mohawk Industries Inc *	31,316	4,271
Norwegian Cruise Line Holdings Ltd *	64,543	3,770
O’Reilly Automotive Inc *	17,938	7,861
PulteGroup Inc	192,545	7,471
Ross Stores Inc	184,185	21,443
Royal Caribbean Cruises Ltd	35,296	4,712
Target Corp, Cl A	78,626	10,081
Whirlpool Corp	25,640	3,783
Wyndham Destinations Inc	43,982	2,273
Yum China Holdings Inc	42,930	2,061

		238,020

Consumer Staples – 6.8%
Altria Group Inc	230,187	11,489
Archer-Daniels-Midland Co	118,904	5,511
Conagra Brands Inc	324,841	11,123
Estee Lauder Cos Inc/The, Cl A	8,948	1,848
Ingredion Inc	94,789	8,811
JM Smucker Co/The	134,076	13,961
Kroger Co/The	696,638	20,196
Molson Coors Brewing Co, Cl B	150,730	8,124
PepsiCo Inc	94,277	12,885
Philip Morris International Inc	211,535	18,000
Pilgrim’s Pride Corp *	111,946	3,662
Procter & Gamble Co/The	27,001	3,372
Sysco Corp, Cl A	6,001	513
Tyson Foods Inc, Cl A	116,734	10,627
Unilever NV	412,271	23,689
Walgreens Boots Alliance Inc	173,856	10,251
Walmart Inc	3,804	452

		164,514

Energy – 5.4%
BP PLC ADR	437,884	16,526
Cabot Oil & Gas Corp	123,373	2,148
Canadian Natural Resources Ltd	304,979	9,866
Chevron Corp	215,849	26,012
ConocoPhillips	157,650	10,252
Devon Energy Corp	100,433	2,608
Diamondback Energy Inc, Cl A	101,681	9,442
Halliburton Co	158,975	3,890
HollyFrontier Corp	62,097	3,149
Laredo Petroleum Inc *(A)	322,581	926
Marathon Petroleum Corp	217,759	13,120
Occidental Petroleum Corp	141,131	5,816
Phillips 66	30,643	3,414

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Royal Dutch Shell PLC ADR, Cl A	175,362	$10,343
Royal Dutch Shell PLC ADR, Cl B	15,686	941
Schlumberger Ltd, Cl A	148,573	5,973
Valero Energy Corp	53,276	4,989

		129,415

Financials – 16.6%
Aflac Inc	196,853	10,414
Allstate Corp/The	14,661	1,649
Ameriprise Financial Inc	35,541	5,920
Annaly Capital Management Inc ‡	504,240	4,750
Banco Santander SA ADR	289,259	1,198
Bank of America Corp	1,015,727	35,774
Bank of New York Mellon Corp/The	40,826	2,055
Berkshire Hathaway Inc, Cl B *	128,644	29,138
Capital One Financial Corp	39,647	4,080
Charles Schwab Corp/The	199,238	9,476
CIT Group Inc	69,422	3,168
Citigroup Inc	361,758	28,901
Discover Financial Services	73,548	6,238
E*TRADE Financial Corp	61,471	2,789
Everest Re Group Ltd	6,291	1,741
Fifth Third Bancorp	276,682	8,505
First Republic Bank/CA	88,768	10,426
Goldman Sachs Group Inc/The	9,444	2,171
Hartford Financial Services Group Inc/The	28,285	1,719
Intercontinental Exchange Inc	60,650	5,613
JPMorgan Chase & Co	312,943	43,624
KeyCorp	155,139	3,140
Lincoln National Corp	72,167	4,259
Markel Corp *	13,984	15,986
Marsh & McLennan Cos Inc	119,799	13,347
MetLife Inc	27,830	1,418
MFA Financial Inc ‡	79,215	606
Moody’s Corp	50,502	11,990
Morgan Stanley	123,543	6,315
PNC Financial Services Group Inc/The	12,802	2,044
Progressive Corp/The	261,683	18,943
Prudential Financial Inc	18,137	1,700
Radian Group Inc	122,321	3,078
Regions Financial Corp	261,680	4,490
Reinsurance Group of America Inc, Cl A	9,384	1,530
S&P Global Inc	46,292	12,640
SLM Corp	335,704	2,991
State Street Corp	217,166	17,178
T Rowe Price Group Inc	26,054	3,174
Truist Financial Corp	181,085	10,199
Two Harbors Investment Corp ‡	153,652	2,246
Unum Group	26,895	784
US Bancorp	217,613	12,902
Voya Financial Inc	90,831	5,539

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo & Co	236,394	$12,718
Willis Towers Watson PLC	33,198	6,704
Zions Bancorp NA	111,259	5,777

		401,047

Health Care – 15.7%
Abbott Laboratories	360,181	31,285
AbbVie Inc	72,914	6,456
Allergan PLC	23,004	4,398
AmerisourceBergen Corp, Cl A	128,103	10,891
Amgen Inc, Cl A	116,321	28,041
AstraZeneca PLC ADR	49,416	2,464
Biogen Inc *	25,423	7,544
Boston Scientific Corp *	160,510	7,258
Bristol-Myers Squibb Co	232,331	14,913
Cardinal Health Inc	49,378	2,498
Cigna Corp	45,809	9,367
CVS Health Corp	293,270	21,787
Danaher Corp, Cl A	58,415	8,966
DexCom Inc *	12,472	2,728
Gilead Sciences Inc	79,195	5,146
Guardant Health Inc *	25,617	2,002
GW Pharmaceuticals PLC ADR *(A)	7,022	734
HCA Healthcare Inc	39,750	5,875
Horizon Therapeutics Plc *	91,285	3,305
Humana Inc *	37,553	13,764
Incyte Corp *	5,911	516
Jazz Pharmaceuticals PLC *	36,897	5,508
Johnson & Johnson	234,762	34,245
McKesson Corp	10,007	1,384
Medtronic PLC	11,219	1,273
Merck & Co Inc	340,228	30,944
Mettler-Toledo International Inc *	13,820	10,963
Mylan NV *	109,734	2,206
Pfizer Inc	386,428	15,140
Regeneron Pharmaceuticals Inc *	5,404	2,029
Sarepta Therapeutics Inc *(A)	9,448	1,219
Teleflex Inc	44,928	16,913
Thermo Fisher Scientific Inc	13,294	4,319
UnitedHealth Group Inc	110,024	32,345
Veeva Systems Inc, Cl A *	3,394	477
Vertex Pharmaceuticals Inc *	42,621	9,332
Zimmer Biomet Holdings Inc	139,516	20,883

		379,118

Industrials – 11.2%
3M Co	28,584	5,043
AerCap Holdings NV *	69,739	4,287
AGCO Corp	65,945	5,094
Allison Transmission Holdings Inc	87,955	4,250
American Airlines Group Inc (A)	197,324	5,659

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arconic Inc	239,542	$7,371
Boeing Co/The	43,731	14,246
Caterpillar Inc, Cl A	23,785	3,513
Cintas Corp	16,306	4,388
CSX Corp	179,652	13,000
Cummins Inc	60,618	10,848
Deere & Co	44,945	7,787
Delta Air Lines Inc, Cl A	33,246	1,944
Eaton Corp PLC	45,501	4,310
Emerson Electric Co	165,179	12,596
FedEx Corp	57,678	8,721
Fortive Corp	124,149	9,484
Honeywell International Inc	181,242	32,080
Huntington Ingalls Industries Inc, Cl A	18,827	4,723
Illinois Tool Works Inc	80,494	14,459
L3Harris Technologies Inc	43,913	8,689
ManpowerGroup Inc	29,203	2,836
Raytheon Co	11,237	2,469
Roper Technologies Inc	37,549	13,301
Sensata Technologies Holding PLC *	236,844	12,759
Spirit AeroSystems Holdings Inc, Cl A	41,152	2,999
Stanley Black & Decker Inc	45,699	7,574
Textron Inc	62,717	2,797
TransDigm Group Inc	37,582	21,046
Union Pacific Corp	16,573	2,996
United Airlines Holdings Inc *	87,721	7,727
WW Grainger Inc	36,555	12,375

		271,371

Information Technology – 19.5%
Adobe Inc *	100,238	33,059
Anaplan Inc *	25,079	1,314
Apple Inc	139,887	41,078
Applied Materials Inc	146,722	8,956
Aspen Technology Inc *	3,684	446
Avalara Inc *	47,489	3,479
Cadence Design Systems Inc *	8,270	574
Ciena Corp *	10,886	465
Cisco Systems Inc	151,519	7,267
Corning Inc, Cl B	159,303	4,637
Dell Technologies Inc, Cl C *	8,644	444
DXC Technology Co	60,779	2,285
Endava PLC ADR *	20,159	939
Fidelity National Information Services Inc, Cl B	222,307	30,921
Fiserv Inc, Cl A *	53,932	6,236
Global Payments Inc	65,093	11,883
Hewlett Packard Enterprise Co	376,685	5,974
HP Inc	130,088	2,673
Intel Corp	244,669	14,643
International Business Machines Corp	36,019	4,828

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuit Inc	81,061	$21,232
IPG Photonics Corp *	22,061	3,197
Keysight Technologies Inc *	33,296	3,417
KLA Corp	5,607	999
Lam Research Corp	41,089	12,014
Marvell Technology Group Ltd	161,679	4,294
Microchip Technology Inc (A)	207,720	21,752
Micron Technology Inc *	18,338	986
Microsoft Corp	303,344	47,837
Motorola Solutions Inc	107,644	17,346
NVIDIA Corp	30,944	7,281
NXP Semiconductors NV	75,847	9,652
ON Semiconductor Corp *	135,982	3,315
Oracle Corp, Cl B	264,583	14,018
PayPal Holdings Inc *	154,947	16,761
Qorvo Inc *	4,115	478
QUALCOMM Inc	123,173	10,868
salesforce.com *	111,589	18,149
SAP SE ADR (A)	75,274	10,086
Seagate Technology PLC	77,003	4,582
Skyworks Solutions Inc	28,361	3,428
Ubiquiti Inc	3,555	672
Universal Display Corp	2,301	474
VeriSign Inc *	9,546	1,839
Visa Inc, Cl A	173,113	32,528
Vishay Intertechnology Inc	103,407	2,202
Xerox Holdings Corp	133,836	4,935
Xilinx Inc	141,603	13,845

		470,288

Materials – 3.3%
Air Products & Chemicals Inc	8,026	1,886
Ball Corp	39,312	2,542
Cabot Corp	21,482	1,021
Celanese Corp, Cl A	38,277	4,713
Corteva Inc	113,996	3,370
Crown Holdings Inc *	79,200	5,745
Domtar Corp	38,043	1,455
Dow Inc	49,398	2,703
DuPont de Nemours Inc	16,678	1,071
Eastman Chemical Co	40,880	3,240
Ecolab Inc	57,114	11,022
Freeport-McMoRan Inc, Cl B	165,169	2,167
Huntsman Corp	254,794	6,156
International Paper Co	21,612	995
Linde PLC	41,009	8,731
LyondellBasell Industries NV, Cl A	23,137	2,186
Newmont Goldcorp Corp	57,637	2,504
Nucor Corp	144,219	8,117
O-I Glass Inc, Cl I	42,798	511
Packaging Corp of America	16,301	1,825

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sherwin-Williams Co/The, Cl A	6,733	$3,929
Steel Dynamics Inc	86,630	2,949
Westrock Co	13,858	595

		79,433

Real Estate – 2.6%
American Tower Corp, Cl A ‡	67,679	15,554
CBRE Group Inc, Cl A *‡	12,181	746
Crown Castle International Corp ‡	125,690	17,867
Gaming and Leisure Properties Inc ‡	138,343	5,956
Host Hotels & Resorts Inc ‡	271,219	5,031
Invitation Homes Inc ‡	50,142	1,503
Omega Healthcare Investors Inc ‡	106,562	4,513
Senior Housing Properties Trust ‡	120,279	1,015
Service Properties Trust ‡	134,170	3,264
VEREIT Inc ‡	822,939	7,604

		63,053

Utilities – 1.6%
Exelon Corp	148,716	6,780
FirstEnergy Corp	205,213	9,973
NextEra Energy Inc	63,970	15,491
Vistra Energy Corp	290,473	6,678

		38,922

Total Common Stock (Cost $1,752,444) ($ Thousands)		2,396,921

AFFILIATED PARTNERSHIP – 1.8%
SEI Liquidity Fund, L.P. 1.600% **†(B)	43,310,874	43,318

Total Affiliated Partnership (Cost $43,309) ($ Thousands)		43,318

CASH EQUIVALENT – 0.3%
SEI Daily Income Trust, Government Fund, Cl F 1.500%**†	6,373,797	6,374

Total Cash Equivalent (Cost $6,374) ($ Thousands)		6,374

Total Investments in Securities – 101.3% (Cost $1,802,127) ($ Thousands)		$2,446,613

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	64	Mar-2020	$10,233	$10,340	$107
S&P Mid Cap 400 Index E-MINI	5	Mar-2020	1,026	1,032	6

			$11,259	$11,372	$113

Percentages are based on Net Assets of $2,416,079 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $42,478 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $43,318 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,396,921	–	–	2,396,921
Affiliated Partnership	–	43,318	–	43,318
Cash Equivalent	6,374	–	–	6,374

Total Investments in Securities	2,403,295	43,318	–	2,446,613

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	113	–	–	113

Total Other Financial Instruments	113	–	–	113

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	29,711	59,019	(45,411)	—	(1)	43,318	43,310,874	58	—
SEI Daily Income Trust, Government Fund, Cl F	22,022	106,093	(121,741)	—	—	6,374	6,373,797	84	—

Totals	51,733	165,112	(167,152)	—	(1)	49,692	49,684,671	142	—

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.8%
Communication Services – 6.4%
AT&T Inc	993,703	$38,834
BCE Inc	201,374	9,334
Cinemark Holdings Inc	23,490	795
Comcast Corp, Cl A	218,299	9,817
Facebook Inc, Cl A *	27,865	5,719
John Wiley & Sons Inc, Cl A	5,773	280
News Corp, Cl A	19,659	278
Nexstar Media Group Inc, Cl A	3,600	422
Omnicom Group Inc	11,539	935
Sinclair Broadcast Group Inc, Cl A	65,218	2,174
TEGNA Inc	124,309	2,075
Telephone & Data Systems Inc	11,537	293
Verizon Communications Inc	243,658	14,961
ViacomCBS Inc, Cl B	47,565	1,996
Walt Disney Co/The	17,650	2,553

		90,466

Consumer Discretionary – 8.6%
Best Buy Co Inc	73,919	6,490
BorgWarner Inc	70,393	3,054
Brinker International Inc	12,302	517
Carnival Corp	33,114	1,683
Dick’s Sporting Goods Inc	85,321	4,222
Dillard’s Inc, Cl A (A)	12,443	914
Dollar General Corp	8,453	1,318
DR Horton Inc	87,233	4,602
eBay Inc	95,028	3,431
Foot Locker Inc, Cl A	80,340	3,132
Ford Motor Co	192,027	1,786
GameStop Corp, Cl A (A)	17,836	108
General Motors Co	370,589	13,564
Genuine Parts Co	102,030	10,839
Goodyear Tire & Rubber Co/The	117,456	1,827
Graham Holdings Co, Cl B	394	252
Harley-Davidson Inc, Cl A (A)	31,374	1,167
Home Depot Inc/The	1,125	246
Kohl’s Corp	98,110	4,999
Lear Corp	24,338	3,339
Macy’s Inc	71,346	1,213
Magna International Inc, Cl A	77,171	4,232
McDonald’s Corp	1,272	251
Mohawk Industries Inc *	26,604	3,628
Norwegian Cruise Line Holdings Ltd *	85,096	4,970
PulteGroup Inc	244,556	9,489
PVH Corp	2,653	279

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Royal Caribbean Cruises Ltd	18,405	$2,457
Skechers U.S.A. Inc, Cl A *	82,260	3,553
Target Corp, Cl A	152,879	19,601
Tiffany & Co	2,220	297
Toll Brothers Inc	6,530	258
Whirlpool Corp	16,702	2,464
Wyndham Destinations Inc	28,673	1,482

		121,664

Consumer Staples – 9.1%
Altria Group Inc	124,849	6,231
Archer-Daniels-Midland Co	75,616	3,505
Bunge Ltd	4,635	267
Casey’s General Stores Inc	6,425	1,022
Diageo PLC ADR	61,169	10,302
Hershey Co/The	14,474	2,127
Ingredion Inc	75,055	6,976
JM Smucker Co/The	22,742	2,368
Kimberly-Clark Corp	86,655	11,919
Kroger Co/The	206,081	5,974
Molson Coors Brewing Co, Cl B	118,958	6,412
Nu Skin Enterprises Inc, Cl A	17,818	730
PepsiCo Inc	1,951	267
Philip Morris International Inc	192,270	16,360
Pilgrim’s Pride Corp *	127,528	4,172
Procter & Gamble Co/The	69,726	8,709
Tyson Foods Inc, Cl A	150,479	13,700
Unilever NV	140,802	8,090
US Foods Holding Corp *	6,874	288
Walgreens Boots Alliance Inc	178,672	10,535
Walmart Inc	75,426	8,964

		128,918

Energy – 8.5%
BP PLC ADR	139,186	5,253
Cabot Oil & Gas Corp	76,725	1,336
Canadian Natural Resources Ltd	207,898	6,725
Chevron Corp	191,242	23,047
ConocoPhillips	335,692	21,830
Devon Energy Corp	11,685	303
Diamondback Energy Inc, Cl A	4,593	427
Exxon Mobil Corp	218,970	15,280
Halliburton Co	177,797	4,351
HollyFrontier Corp	61,917	3,140
Kinder Morgan Inc/DE	12,868	272
Laredo Petroleum Inc *	102,366	294
Marathon Petroleum Corp	90,527	5,454
Phillips 66	86,808	9,671
Pioneer Natural Resources Co	4,098	620
Royal Dutch Shell PLC ADR, Cl A (A)	165,289	9,749
Royal Dutch Shell PLC ADR, Cl B	5,250	315

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schlumberger Ltd, Cl A	129,916	$5,223
Valero Energy Corp	79,172	7,414

		120,704

Financials – 22.8%
Aflac Inc	144,334	7,635
AGNC Investment Corp ‡	14,913	264
Allstate Corp/The	66,240	7,449
Ally Financial Inc	10,240	313
Ameriprise Financial Inc	31,652	5,273
Annaly Capital Management Inc ‡	465,989	4,390
Arthur J Gallagher & Co	3,311	315
Assured Guaranty Ltd	31,907	1,564
Athene Holding Ltd, Cl A *	7,120	335
Banco Santander SA ADR	401,042	1,660
Bank of America Corp	790,194	27,831
Bank of New York Mellon Corp/The	49,316	2,482
Berkshire Hathaway Inc, Cl B *	77,737	17,607
Capital One Financial Corp	83,184	8,560
Chubb Ltd	73,483	11,438
CIT Group Inc	42,328	1,931
Citigroup Inc	331,056	26,448
Citizens Financial Group Inc	71,644	2,909
Discover Financial Services	56,007	4,750
E*TRADE Financial Corp	56,974	2,585
Erie Indemnity Co, Cl A	7,860	1,305
Everest Re Group Ltd	13,880	3,843
Fidelity National Financial Inc	41,275	1,872
Fifth Third Bancorp	232,930	7,160
First American Financial Corp	5,189	303
First Horizon National Corp	16,345	271
Franklin Resources Inc	7,703	200
Goldman Sachs Group Inc/The	14,352	3,300
Hartford Financial Services Group Inc/The	32,534	1,977
HSBC Holdings PLC ADR	138,822	5,426
JPMorgan Chase & Co	339,853	47,375
KeyCorp	125,944	2,549
Lincoln National Corp	62,614	3,695
MetLife Inc	77,948	3,973
MFA Financial Inc ‡	47,975	367
MGIC Investment Corp	228,837	3,243
Morgan Stanley	89,100	4,555
Navient Corp	139,258	1,905
New York Community Bancorp Inc	22,279	268
Old Republic International Corp	12,663	283
PNC Financial Services Group Inc/The	29,391	4,692
Popular Inc	46,178	2,713
Principal Financial Group Inc, Cl A	11,979	659
Prudential Financial Inc	54,813	5,138
Radian Group Inc	47,480	1,195
Regions Financial Corp	211,042	3,621

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reinsurance Group of America Inc, Cl A	29,273	$4,773
SLM Corp	288,409	2,570
Starwood Property Trust Inc ‡	84,426	2,099
State Street Corp	19,496	1,542
Synchrony Financial	210,434	7,578
T Rowe Price Group Inc	16,831	2,051
Travelers Cos Inc/The	64,863	8,883
Truist Financial Corp	330,339	18,605
Two Harbors Investment Corp ‡	95,120	1,391
Unum Group	57,490	1,676
Voya Financial Inc	89,174	5,438
Wells Fargo & Co	288,322	15,512
Zions Bancorp NA	47,944	2,489

		322,234

Health Care – 12.8%
AbbVie Inc	75,412	6,677
Allergan PLC	3,166	605
AmerisourceBergen Corp, Cl A	3,048	259
Amgen Inc, Cl A	23,909	5,764
Anthem Inc	8,872	2,680
AstraZeneca PLC ADR	28,539	1,423
Baxter International Inc	3,488	292
Biogen Inc *	14,013	4,158
Bristol-Myers Squibb Co	143,455	9,208
Cardinal Health Inc	81,539	4,124
CVS Health Corp	89,235	6,629
Eli Lilly & Co	82,237	10,808
Gilead Sciences Inc	81,301	5,283
HCA Healthcare Inc	45,465	6,720
Horizon Therapeutics Plc *	65,821	2,383
Humana Inc *	4,469	1,638
Jazz Pharmaceuticals PLC *	22,814	3,406
Johnson & Johnson	180,062	26,266
McKesson Corp	40,737	5,635
Medtronic PLC	38,016	4,313
Merck & Co Inc	273,239	24,851
Mylan NV *	87,547	1,760
Novartis AG ADR	109,770	10,394
Pfizer Inc	860,059	33,697
Premier Inc, Cl A *	6,902	261
Varian Medical Systems Inc *	2,018	287
Zimmer Biomet Holdings Inc	12,572	1,882

		181,403

Industrials – 9.9%
3M Co	40,786	7,195
AerCap Holdings NV *	67,330	4,139
AGCO Corp	37,676	2,910
Alaska Air Group Inc	9,252	627
Allison Transmission Holdings Inc	33,858	1,636

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Airlines Group Inc	210,718	$6,043
Arconic Inc	64,640	1,989
Boeing Co/The	15,410	5,020
Carlisle Cos Inc	1,768	286
Caterpillar Inc, Cl A	45,739	6,755
Cummins Inc	46,934	8,399
Delta Air Lines Inc, Cl A	100,386	5,871
Eaton Corp PLC	40,745	3,859
Expeditors International of Washington Inc	3,626	283
FedEx Corp	18,403	2,783
GrafTech International Ltd (A)	121,654	1,414
Honeywell International Inc	1,587	281
Huntington Ingalls Industries Inc, Cl A	11,968	3,002
Ingersoll-Rand PLC	40,278	5,354
JetBlue Airways Corp *	135,722	2,541
Johnson Controls International plc	259,991	10,584
Landstar System Inc	2,283	260
ManpowerGroup Inc	54,344	5,277
Oshkosh Corp	28,625	2,709
PACCAR Inc	22,638	1,791
Raytheon Co	67,118	14,748
Robert Half International Inc	4,805	303
Siemens AG ADR	160,134	10,404
Southwest Airlines Co, Cl A	72,210	3,898
Spirit AeroSystems Holdings Inc, Cl A	36,890	2,689
Teledyne Technologies Inc *	4,975	1,724
Textron Inc	39,043	1,741
United Airlines Holdings Inc *	70,514	6,212
United Technologies Corp	11,285	1,690
Waste Management Inc	23,373	2,664
WESCO International Inc *	30,411	1,806
Woodward Inc	2,342	277

		139,164

Information Technology – 8.6%
Applied Materials Inc	88,749	5,417
Avnet Inc	6,504	276
CACI International Inc, Cl A *	15,753	3,938
Cisco Systems Inc	324,206	15,549
Corning Inc, Cl B	387,984	11,294
Dell Technologies Inc, Cl C *	33,847	1,739
Dolby Laboratories Inc, Cl A	4,159	286
DXC Technology Co	66,314	2,493
Hewlett Packard Enterprise Co	89,627	1,422
HP Inc	396,463	8,147
Intel Corp	525,789	31,468
International Business Machines Corp	45,435	6,090
IPG Photonics Corp *	5,711	828
Jabil Inc	6,970	288
Lam Research Corp	25,778	7,538
Leidos Holdings Inc	10,021	981

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marvell Technology Group Ltd	125,081	$3,322
Micron Technology Inc *	8,903	479
Microsoft Corp	60,460	9,535
NVIDIA Corp	11,153	2,624
ON Semiconductor Corp *	24,081	587
Oracle Corp, Cl B	4,671	247
Seagate Technology PLC	25,440	1,514
Skyworks Solutions Inc	8,925	1,079
SYNNEX Corp	2,286	294
Vishay Intertechnology Inc	15,563	331
Western Union Co/The	10,226	274
Xerox Holdings Corp	76,526	2,822

		120,862

Materials – 4.3%
Cabot Corp	33,520	1,593
Celanese Corp, Cl A	37,458	4,612
Corteva Inc	90,625	2,679
Crown Holdings Inc *	69,567	5,046
Domtar Corp	32,926	1,259
Dow Inc	108,583	5,943
DuPont de Nemours Inc	34,755	2,231
Eastman Chemical Co	81,083	6,427
Freeport-McMoRan Inc, Cl B	167,371	2,196
Huntsman Corp	202,830	4,900
International Paper Co	44,795	2,063
LyondellBasell Industries NV, Cl A	62,924	5,945
Newmont Goldcorp Corp	78,568	3,414
Nucor Corp	4,739	267
O-I Glass Inc, Cl I	49,412	589
Packaging Corp of America	21,180	2,372
PPG Industries Inc	2,174	290
Reliance Steel & Aluminum Co	26,132	3,130
Royal Gold Inc, Cl A	2,124	260
Steel Dynamics Inc	117,304	3,993
Westrock Co	42,008	1,802

		61,011

Real Estate – 3.4%
Camden Property Trust ‡	4,471	474
Equity Commonwealth ‡	8,166	268
Gaming and Leisure Properties Inc ‡	49,229	2,119
Healthpeak Properties Inc ‡	284,637	9,811
Host Hotels & Resorts Inc ‡	172,945	3,208
Howard Hughes Corp/The *‡	11,467	1,454
Jones Lang LaSalle Inc	1,649	287
Medical Properties Trust Inc ‡	270,633	5,713
Omega Healthcare Investors Inc ‡	46,615	1,974
Outfront Media Inc ‡	34,337	921
Paramount Group Inc ‡	19,937	278
Park Hotels & Resorts Inc ‡	9,635	249

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Senior Housing Properties Trust ‡	87,684	$740
Service Properties Trust ‡	72,901	1,774
VEREIT Inc ‡	406,886	3,760
Welltower Inc ‡	174,585	14,278

		47,308

Utilities – 4.4%
Ameren Corp	30,851	2,369
American Electric Power Co Inc	37,679	3,561
Consolidated Edison Inc	51,900	4,696
DTE Energy Co	14,650	1,903
Exelon Corp	274,110	12,497
FirstEnergy Corp	86,011	4,180
NextEra Energy Inc	92,457	22,389
Pinnacle West Capital Corp	29,279	2,633
Public Service Enterprise Group Inc	44,083	2,603
Vistra Energy Corp	256,491	5,897

		62,728

Total Common Stock (Cost $1,070,189) ($ Thousands)		1,396,462

AFFILIATED PARTNERSHIP – 0.5%
SEI Liquidity Fund, L.P. 1.600% **†(B)	6,535,676	6,535

Total Affiliated Partnership (Cost $6,535) ($ Thousands)		6,535

CASH EQUIVALENT – 1.0%
SEI Daily Income Trust, Government Fund, Cl F 1.500%**†	14,674,477	14,674

Total Cash Equivalent (Cost $14,674) ($ Thousands)		14,674

Total Investments in Securities – 100.3% (Cost $1,091,398) ($ Thousands)		$1,417,671

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation) (Thousands)
S&P 500 Index E-MINI	46	Mar-2020	$7,334	$7,432	$98
S&P Mid Cap 400 Index E-MINI	22	Mar-2020	4,482	4,542	60

			$11,816	$11,974	$158

Percentages are based on Net Assets of $1,413,252 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Value Fund (Continued)

(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $6,383 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $6,535 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,396,462	–	–	1,396,462
Affiliated Partnership	–	6,535	–	6,535
Cash Equivalent	14,674	–	–	14,674

Total Investments in Securities	1,411,136	6,535	–	1,417,671

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	158	–	–	158

Total Other Financial Instruments	158	–	–	158

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “–” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	$899	54,915	(49,278)	–	(1)	6,535	6,535,676	37	–
SEI Daily Income Trust, Government Fund, Cl F	17,909	47,039	(50,274)	–	–	14,674	14,674,477	62	–

Totals	18,808	101,954	(99,552)	–	(1)	21,209	21,210,153	99	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.7%
Communication Services – 9.7%
Alphabet Inc, Cl A *	37,285	$49,939
Alphabet Inc, Cl C *	11,305	15,115
Comcast Corp, Cl A	37,037	1,666
Facebook Inc, Cl A *	247,853	50,872
IAC/InterActiveCorp *	1,281	319
Live Nation Entertainment Inc *	119,922	8,571
Match Group Inc *(A)	3,403	279
Netflix Inc *	16,797	5,435
Pinterest Inc, Cl A *	211,102	3,935
Spotify Technology SA *	9,240	1,382
T-Mobile US Inc *	72,901	5,717
Walt Disney Co/The	51,490	7,447
Zynga Inc, Cl A *	48,577	297

		150,974

Consumer Discretionary – 14.1%
Alibaba Group Holding Ltd ADR *	141,501	30,012
Amazon.com Inc, Cl A *	37,026	68,418
Aptiv PLC	78,509	7,456
AutoZone Inc *	18,696	22,273
Best Buy Co Inc	3,521	309
Booking Holdings Inc *	153	314
Dick’s Sporting Goods Inc	6,407	317
Dollar Tree Inc *	61,558	5,790
Dunkin’ Brands Group Inc	4,057	307
eBay Inc	47,143	1,702
Garmin Ltd	5,925	578
Hilton Worldwide Holdings Inc	65,215	7,233
Home Depot Inc/The	4,464	975
Lennar Corp, Cl A	78,348	4,371
Lowe’s Cos Inc	87,276	10,452
Lululemon Athletica Inc *	58,943	13,655
NIKE Inc, Cl B	105,563	10,695
Ross Stores Inc	2,660	310
Starbucks Corp	71,939	6,325
Target Corp, Cl A	2,366	303
TJX Cos Inc/The	272,768	16,655
Williams-Sonoma Inc	4,366	321
Yum China Holdings Inc	235,470	11,305

		220,076

Consumer Staples – 3.7%
Colgate-Palmolive Co	155,090	10,676
Estee Lauder Cos Inc/The, Cl A	21,650	4,472
Monster Beverage Corp *	41,501	2,637
PepsiCo Inc	174,557	23,857

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Philip Morris International Inc	3,649	$311
Procter & Gamble Co/The	91,891	11,477
Sysco Corp, Cl A	43,224	3,697
Walmart Inc	3,778	449

		57,576

Energy – 0.1%
Pioneer Natural Resources Co	5,950	900

Financials – 7.7%
Apollo Global Management Inc, Cl A	149,015	7,110
Berkshire Hathaway Inc, Cl B *	10,982	2,488
Citigroup Inc	15,262	1,219
CME Group Inc	45,980	9,229
FactSet Research Systems Inc	23,999	6,439
Intercontinental Exchange Inc	106,658	9,871
Moody’s Corp	104,712	24,860
Morgan Stanley	76,710	3,921
MSCI Inc, Cl A	62,117	16,037
Navient Corp	20,860	285
New York Community Bancorp Inc	24,718	297
OneMain Holdings Inc, Cl A	6,994	295
Progressive Corp/The	162,683	11,777
S&P Global Inc	54,066	14,763
T Rowe Price Group Inc	2,471	301
US Bancorp	196,937	11,676

		120,568

Health Care – 14.5%
Abbott Laboratories	216,336	18,791
Align Technology Inc *	1,116	311
Anthem Inc	21,775	6,577
Becton Dickinson and Co	64,233	17,469
Boston Scientific Corp *	242,468	10,964
Bristol-Myers Squibb Co	20,184	1,296
Bruker Corp	6,046	308
Danaher Corp, Cl A	95,813	14,705
DexCom Inc *	16,513	3,612
Guardant Health Inc *	28,054	2,192
GW Pharmaceuticals PLC ADR *(A)	31,331	3,276
HCA Healthcare Inc	60,597	8,957
IDEXX Laboratories Inc *	1,061	277
Incyte Corp *	3,215	281
Johnson & Johnson	115,563	16,857
Merck & Co Inc	206,606	18,791
Mettler-Toledo International Inc *	13,972	11,084
Neurocrine Biosciences Inc *	46,223	4,969
Sarepta Therapeutics Inc *(A)	23,025	2,971
Stryker Corp	33,771	7,090
Thermo Fisher Scientific Inc	19,470	6,325
UnitedHealth Group Inc	148,881	43,768
Varian Medical Systems Inc *	62,437	8,867

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Veeva Systems Inc, Cl A *	12,191	$1,715
Vertex Pharmaceuticals Inc *	65,254	14,287
WellCare Health Plans Inc *	939	310

		226,050

Industrials – 8.1%
Arconic Inc	9,776	301
Armstrong World Industries Inc	3,232	304
Boeing Co/The	23,619	7,694
Carlisle Cos Inc	1,850	299
Cintas Corp	34,306	9,231
Copart Inc *	3,402	309
Graco Inc	238,512	12,403
HEICO Corp (A)	2,442	279
Honeywell International Inc	84,165	14,897
Ingersoll-Rand PLC	70,170	9,327
L3Harris Technologies Inc	36,343	7,191
Lockheed Martin Corp	25,833	10,059
Middleby Corp/The *	72,828	7,976
Robert Half International Inc	5,093	322
TransDigm Group Inc	23,793	13,324
Union Pacific Corp	99,666	18,018
United Technologies Corp	99,831	14,951

		126,885

Information Technology – 36.3%
Adobe Inc *	111,560	36,794
Akamai Technologies Inc *	3,380	292
Analog Devices Inc	111,939	13,303
Anaplan Inc *	54,887	2,876
Apple Inc	275,033	80,763
Applied Materials Inc	195,555	11,937
Aspen Technology Inc *	20,648	2,497
Avalara Inc *	100,771	7,381
Booz Allen Hamilton Holding Corp, Cl A	3,926	279
Broadcom Inc	32,934	10,408
Cadence Design Systems Inc *	57,052	3,957
CDW Corp/DE	31,518	4,502
Ciena Corp *	37,234	1,589
Endava PLC ADR *	72,695	3,388
EPAM Systems Inc *	20,061	4,256
F5 Networks Inc, Cl A *	14,300	1,997
Fidelity National Information Services Inc, Cl B	176,699	24,577
Fiserv Inc, Cl A *	18,866	2,181
Fortinet Inc *	29,073	3,104
Intuit Inc	2,982	781
Keysight Technologies Inc *	50,518	5,185
KLA Corp	11,532	2,055
Lam Research Corp	1,707	499
Mastercard Inc, Cl A	132,776	39,646

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Micron Technology Inc *	8,101	$436
Microsoft Corp	765,401	120,704
NetApp Inc	4,995	311
NVIDIA Corp	38,196	8,987
NXP Semiconductors NV	189,529	24,120
Oracle Corp, Cl B	350,809	18,586
Paycom Software Inc *	39,404	10,433
PayPal Holdings Inc *	135,493	14,656
Qorvo Inc *	3,752	436
QUALCOMM Inc	58,190	5,134
salesforce.com *	177,564	28,879
Sea Ltd ADR *(A)	125,878	5,063
ServiceNow Inc *	1,054	297
Teradyne Inc	4,710	321
Ubiquiti Inc (A)	8,328	1,574
Universal Display Corp	11,224	2,313
VeriSign Inc *	8,116	1,564
Visa Inc, Cl A	251,768	47,307
Xerox Holdings Corp	7,808	288
Zebra Technologies Corp, Cl A *	36,755	9,389

		565,045

Materials – 3.1%
Air Products & Chemicals Inc	14,105	3,315
Ball Corp	57,524	3,720
Ecolab Inc	32,227	6,219
Linde PLC	32,371	6,892
Sherwin-Williams Co/The, Cl A	40,300	23,517
Vulcan Materials Co	32,122	4,625

		48,288

Real Estate – 1.4%
CBRE Group Inc, Cl A *‡	155,141	9,509
Crown Castle International Corp ‡	79,518	11,303
Invitation Homes Inc ‡	30,699	920

		21,732

Total Common Stock (Cost $946,831) ($ Thousands)		1,538,094

AFFILIATED PARTNERSHIP – 0.6%
SEI Liquidity Fund, L.P. 1.600% **†(B)	9,064,304	9,064

Total Affiliated Partnership (Cost $9,064) ($ Thousands)		9,064

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 1.2%
SEI Daily Income Trust, Government Fund, Cl F 1.500%**†	19,634,423	$19,634

Total Cash Equivalent (Cost $19,634) ($ Thousands)		19,634

Total Investments in Securities – 100.5% (Cost $975,529) ($ Thousands)		$1,566,792

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Growth Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	77	Mar-2020	$12,233	$12,440	$207

Percentages are based on Net Assets of $1,558,628 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $9,017 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $9,064 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,538,094	–	–	1,538,094
Affiliated Partnership	–	9,064	–	9,064
Cash Equivalent	19,634	–	–	19,634

Total Investments in Securities	1,557,728	9,064	–	1,566,792

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	207	–	–	207

Total Other Financial Instruments	207	–	–	207

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “–” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Growth Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the year ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	5,992	36,305	(33,233)	–	–	9,064	9,064,304	7	–
SEI Daily Income Trust, Government Fund, Cl F	16,366	91,273	(88,005)	–	–	19,634	19,634,423	55	–

	22,358	127,578	(121,238)	–	–	28,698	28,698,727	62	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 95.9%
Communication Services – 9.5%
Activision Blizzard Inc	13,308	$791
Alphabet Inc, Cl A *	5,245	7,025
Alphabet Inc, Cl C *	5,252	7,022
Altice USA Inc, Cl A *	5,100	139
AMC Networks Inc, Cl A *	600	24
AT&T Inc	128,129	5,007
Cable One Inc	66	98
CenturyLink Inc	18,612	246
Charter Communications Inc, Cl A *	2,669	1,295
Cinemark Holdings Inc	2,000	68
Comcast Corp, Cl A	79,143	3,559
Discovery Inc, Cl A *	2,800	92
Discovery Inc, Cl C *	6,217	189
DISH Network Corp, Cl A *	4,511	160
Electronic Arts Inc *	5,169	556
Facebook Inc, Cl A *	41,904	8,601
Fox Corp	8,631	318
GCI Liberty Inc *	1,600	113
IAC/InterActiveCorp *	1,320	329
Interpublic Group of Cos Inc/The	6,700	155
John Wiley & Sons Inc, Cl A	600	29
Liberty Broadband Corp, Cl A *	500	62
Liberty Broadband Corp, Cl C *	1,787	225
Liberty Media Corp-Liberty Formula One, Cl A *	500	22
Liberty Media Corp-Liberty Formula One, Cl C *	3,300	151
Liberty Media Corp-Liberty SiriusXM *	4,100	198
Lions Gate Entertainment Corp, Cl A *	300	3
Lions Gate Entertainment Corp, Cl B *	900	9
Live Nation Entertainment Inc *	2,290	164
Madison Square Garden Co/The *	307	90
Match Group Inc *(A)	900	74
Netflix Inc *	7,409	2,397
New York Times Co/The, Cl A	2,900	93
News Corp, Cl A	6,200	88
News Corp, Cl B	2,300	33
Nexstar Media Group Inc, Cl A	700	82
Omnicom Group Inc	3,826	310
Roku Inc, Cl A *	1,500	201
Sinclair Broadcast Group Inc, Cl A	800	27
Sirius XM Holdings Inc (A)	25,318	181
Spotify Technology SA *	2,000	299
Sprint Corp *	8,900	46
Take-Two Interactive Software Inc, Cl A *	1,900	233

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telephone & Data Systems Inc	1,800	$46
T-Mobile US Inc *	5,410	424
TripAdvisor Inc	2,000	61
Twitter Inc *	13,580	435
United States Cellular Corp *	45	2
Verizon Communications Inc	72,629	4,459
ViacomCBS	19	1
ViacomCBS, Cl B	9,592	402
Walt Disney Co/The	30,732	4,445
World Wrestling Entertainment Inc, Cl A	600	39
Zayo Group Holdings Inc *	3,890	135
Zillow Group Inc, Cl A *	800	36
Zillow Group Inc, Cl C *	2,300	106
Zynga Inc, Cl A *	14,200	87

		51,482

Consumer Discretionary – 9.6%
Advance Auto Parts Inc	1,175	188
Amazon.com Inc, Cl A *	7,245	13,388
Aptiv PLC	4,414	419
Aramark	4,400	191
AutoNation Inc *	800	39
AutoZone Inc *	411	490
Best Buy Co Inc	3,980	349
Booking Holdings Inc *	718	1,475
BorgWarner Inc	3,500	152
Bright Horizons Family Solutions Inc *	1,000	150
Brunswick Corp/DE	1,600	96
Burlington Stores Inc *	1,153	263
Caesars Entertainment Corp *	9,307	127
Capri Holdings Ltd *	2,300	88
CarMax Inc *	2,900	254
Carnival Corp	7,127	362
Carter’s Inc	800	87
Carvana Co, Cl A *	700	64
Chipotle Mexican Grill Inc, Cl A *	435	364
Choice Hotels International	600	62
Columbia Sportswear Co	600	60
Darden Restaurants Inc	2,245	245
Dick’s Sporting Goods Inc	1,292	64
Dollar General Corp	4,617	720
Dollar Tree Inc *	4,018	378
Domino’s Pizza Inc	739	217
DR Horton Inc	6,000	317
Dunkin’ Brands Group Inc	1,314	99
eBay Inc	13,706	495
Etsy Inc *	1,900	84
Expedia Group Inc	2,443	264
Extended Stay America Inc	3,600	54
Five Below Inc *	883	113
Floor & Decor Holdings Inc, Cl A *	1,100	56

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Foot Locker Inc, Cl A	1,800	$70
Ford Motor Co	67,385	627
frontdoor Inc *	1,394	66
Gap Inc/The	4,000	71
Garmin Ltd	2,600	254
General Motors Co	21,691	794
Gentex Corp	4,135	120
Genuine Parts Co	2,376	252
Goodyear Tire & Rubber Co/The	4,400	68
Graham Holdings Co, Cl B	54	35
Grand Canyon Education Inc *	900	86
GrubHub Inc *	1,700	83
H&R Block Inc	3,300	77
Hanesbrands Inc	5,800	86
Harley-Davidson Inc, Cl A	2,700	100
Hasbro Inc	2,202	233
Hilton Grand Vacations Inc *	1,318	45
Hilton Worldwide Holdings Inc	4,837	536
Home Depot Inc/The	19,302	4,215
Hyatt Hotels Corp, Cl A	694	62
International Game Technology	1,100	16
Kohl’s Corp	2,725	139
L Brands Inc	4,100	74
Las Vegas Sands Corp	5,846	404
Lear Corp	1,150	158
Leggett & Platt Inc	2,400	122
Lennar Corp, Cl A	5,028	281
Lennar Corp, Cl B	250	11
LKQ Corp *	5,289	189
Lowe’s Cos Inc	13,615	1,631
Lululemon Athletica Inc *	2,093	485
Macy’s Inc	5,714	97
Marriott International Inc/MD, Cl A	4,782	724
Mattel Inc *(A)	6,300	85
McDonald’s Corp	13,226	2,614
MGM Resorts International	8,753	291
Mohawk Industries Inc *	1,059	144
Newell Brands Inc, Cl B	6,670	128
NIKE Inc, Cl B	21,643	2,193
Nordstrom Inc	1,800	74
Norwegian Cruise Line Holdings Ltd *	3,600	210
NVR Inc *	57	217
Ollie’s Bargain Outlet Holdings Inc *	1,000	65
O’Reilly Automotive Inc *	1,281	561
Penske Automotive Group Inc, Cl A	400	20
Planet Fitness Inc, Cl A *	1,500	112
Polaris Inc	931	95
Pool Corp	667	142
PulteGroup Inc	4,500	175
PVH Corp	1,349	142
Qurate Retail Inc *	6,665	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ralph Lauren Corp, Cl A	936	$110
Ross Stores Inc	6,144	715
Royal Caribbean Cruises Ltd	3,036	405
Service Corp International/US	2,900	133
ServiceMaster Global Holdings Inc *	2,100	81
Six Flags Entertainment Corp	1,300	59
Skechers U.S.A. Inc, Cl A *	2,532	109
Starbucks Corp	20,723	1,822
Tapestry Inc	4,708	127
Target Corp, Cl A	8,777	1,125
Tempur Sealy International Inc *	900	78
Tesla Inc *	2,495	1,044
Thor Industries Inc	900	67
Tiffany & Co	2,049	274
TJX Cos Inc/The	21,263	1,298
Toll Brothers Inc	2,200	87
Tractor Supply Co	2,000	187
Ulta Beauty Inc *	1,024	259
Under Armour Inc, Cl A *	2,915	63
Under Armour Inc, Cl C *	2,900	56
Urban Outfitters Inc *	1,000	28
Vail Resorts Inc	670	161
VF Corp	5,457	544
Wayfair Inc, Cl A *	1,175	106
Wendy’s Co/The	3,100	69
Whirlpool Corp	1,038	153
Williams-Sonoma Inc	1,400	103
Wyndham Destinations Inc	1,563	81
Wyndham Hotels & Resorts Inc	1,863	117
Wynn Resorts Ltd	1,815	252
Yum China Holdings Inc	6,385	307
Yum! Brands Inc	5,335	537

		51,866

Consumer Staples – 6.4%
Altria Group Inc	32,908	1,642
Archer-Daniels-Midland Co	9,971	462
Beyond Meat Inc *(A)	800	61
Brown-Forman Corp, Cl A	640	40
Brown-Forman Corp, Cl B	2,922	198
Bunge Ltd	2,500	144
Campbell Soup Co	3,000	148
Casey’s General Stores Inc	596	95
Church & Dwight Co Inc	4,310	303
Clorox Co/The	2,171	333
Coca-Cola Co/The	67,164	3,718
Colgate-Palmolive Co	14,637	1,008
Conagra Brands Inc	8,649	296
Constellation Brands Inc, Cl A	2,772	526
Costco Wholesale Corp	7,728	2,271
Coty Inc, Cl A	4,539	51

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Energizer Holdings Inc	1,200	$60
Estee Lauder Cos Inc/The, Cl A	3,838	793
Flowers Foods Inc	3,500	76
General Mills Inc	10,482	561
Grocery Outlet Holding Corp *	300	10
Hain Celestial Group Inc/The *	1,800	47
Herbalife Nutrition Ltd *	1,874	89
Hershey Co/The	2,458	361
Hormel Foods Corp	4,637	209
Ingredion Inc	1,210	113
JM Smucker Co/The	1,854	193
Kellogg Co	4,385	303
Keurig Dr Pepper Inc	3,846	111
Kimberly-Clark Corp	6,070	835
Kraft Heinz Co/The	11,049	355
Kroger Co/The	13,788	400
Lamb Weston Holdings Inc	2,500	215
McCormick & Co Inc/MD	2,141	363
Molson Coors Brewing Co, Cl B	2,895	156
Mondelez International Inc, Cl A	25,112	1,383
Monster Beverage Corp *	6,577	418
Nu Skin Enterprises Inc, Cl A	700	29
PepsiCo Inc	24,651	3,369
Philip Morris International Inc	27,149	2,310
Pilgrim’s Pride Corp *	900	30
Post Holdings Inc *	1,107	121
Procter & Gamble Co/The	43,374	5,417
Seaboard Corp	4	17
Spectrum Brands Holdings Inc	657	42
Sprouts Farmers Market Inc *	1,800	35
Sysco Corp, Cl A	8,263	707
TreeHouse Foods Inc *	1,100	53
Tyson Foods Inc, Cl A	5,171	471
US Foods Holding Corp *	3,900	163
Walgreens Boots Alliance Inc	13,069	771
Walmart Inc	24,575	2,921

		34,803

Energy – 3.9%
Antero Midstream Corp (A)	3,100	24
Antero Resources Corp *	3,200	9
Apache Corp	6,600	169
Apergy Corp *	1,032	35
Baker Hughes a GE Co, Cl A	11,302	290
Cabot Oil & Gas Corp	6,700	117
Centennial Resource Development Inc/DE, Cl A *	2,800	13
Cheniere Energy Inc *	3,973	243
Chesapeake Energy Corp *(A)	23,900	20
Chevron Corp	33,434	4,029
Cimarex Energy Co	1,644	86

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Concho Resources Inc	3,630	$318
ConocoPhillips	19,347	1,258
Continental Resources Inc/OK, Cl A	1,200	41
Devon Energy Corp	7,200	187
Diamondback Energy Inc, Cl A	2,729	253
EOG Resources Inc	10,215	856
EQT Corp	3,500	38
Equitrans Midstream Corp	2,760	37
Exxon Mobil Corp	74,269	5,182
Halliburton Co	15,361	376
Helmerich & Payne Inc	1,623	74
Hess Corp	4,700	314
HollyFrontier Corp	2,800	142
Kinder Morgan Inc/DE	34,465	730
Kosmos Energy Ltd	6,200	35
Marathon Oil Corp	14,092	191
Marathon Petroleum Corp	11,312	682
Murphy Oil Corp	3,000	80
National Oilwell Varco Inc, Cl A	6,700	168
Noble Energy Inc	7,843	195
Occidental Petroleum Corp	15,423	636
ONEOK Inc	7,261	549
Parsley Energy Inc, Cl A	4,500	85
Patterson-UTI Energy Inc	2,800	29
PBF Energy Inc, Cl A	2,200	69
Phillips 66	7,862	876
Pioneer Natural Resources Co	2,974	450
Range Resources Corp (A)	2,600	13
Schlumberger Ltd, Cl A	24,573	988
Targa Resources Corp	4,200	171
Transocean Ltd *	9,400	65
Valero Energy Corp	7,122	667
Williams Cos Inc/The	21,373	507
WPX Energy Inc *	6,800	93

		21,390

Financials – 12.7%
Affiliated Managers Group Inc	833	71
Aflac Inc	12,633	668
AGNC Investment Corp ‡	9,428	167
Alleghany *	251	201
Allstate Corp/The	5,823	655
Ally Financial Inc	6,658	203
American Express Co	11,901	1,482
American Financial Group Inc/OH	1,243	136
American International Group Inc	15,203	780
American National Insurance Co	124	15
Ameriprise Financial Inc	2,232	372
Annaly Capital Management Inc ‡	25,074	236
Aon PLC	4,125	859
Arch Capital Group Ltd *	6,789	291

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arthur J Gallagher & Co	3,266	$311
Associated Banc-Corp	2,500	55
Assurant Inc	1,100	144
Assured Guaranty Ltd	1,700	83
Athene Holding Ltd, Cl A *	2,600	122
AXA Equitable Holdings Inc	7,300	181
Axis Capital Holdings Ltd	1,323	79
Bank of America Corp	142,892	5,033
Bank of Hawaii Corp	648	62
Bank of New York Mellon Corp/The	14,685	739
Bank OZK	2,000	61
BankUnited Inc	1,700	62
Berkshire Hathaway Inc, Cl B *	34,334	7,777
BGC Partners Inc, Cl A	5,100	30
BlackRock Inc	2,095	1,053
BOK Financial Corp	600	52
Brighthouse Financial Inc *	2,100	82
Brown & Brown Inc	4,200	166
Capital One Financial Corp	8,122	836
Cboe Global Markets Inc	1,900	228
Charles Schwab Corp/The	20,198	961
Chimera Investment Corp ‡	3,100	64
Chubb Ltd	7,894	1,229
Cincinnati Financial Corp	2,700	284
CIT Group Inc	1,746	80
Citigroup Inc	38,160	3,049
Citizens Financial Group Inc	7,547	306
CME Group Inc	6,163	1,237
CNA Financial Corp	352	16
Comerica Inc	2,553	183
Commerce Bancshares Inc/MO	1,827	124
Credit Acceptance Corp, Cl A *	178	79
Cullen/Frost Bankers Inc	1,040	102
Discover Financial Services	5,620	477
E*TRADE Financial Corp	4,120	187
East West Bancorp Inc	2,600	127
Eaton Vance Corp	1,800	84
Erie Indemnity Co, Cl A	400	66
Evercore Inc, Cl A	583	44
Everest Re Group Ltd	679	188
FactSet Research Systems Inc	698	187
Fidelity National Financial Inc	4,610	209
Fifth Third Bancorp	12,700	390
First American Financial Corp	2,000	117
First Citizens BancShares Inc/NC, Cl A	130	69
First Hawaiian Inc	2,000	58
First Horizon National Corp	5,800	96
First Republic Bank/CA	2,953	347
FNB Corp/PA	6,200	79
Franklin Resources Inc	5,000	130
Globe Life Inc	1,801	189

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Goldman Sachs Group Inc/The	5,600	$1,288
Hanover Insurance Group Inc/The, Cl A	789	108
Hartford Financial Services Group Inc/The	6,200	377
Huntington Bancshares Inc/OH	18,477	279
Interactive Brokers Group Inc, Cl A	1,421	66
Intercontinental Exchange Inc	9,512	880
Invesco Ltd	7,357	132
Janus Henderson Group PLC	3,000	73
Jefferies Financial Group Inc	4,400	94
JPMorgan Chase & Co	54,808	7,640
Kemper Corp, Cl A	1,000	77
KeyCorp	16,888	342
Lazard Ltd, Cl A (B)	1,600	64
Legg Mason Inc	1,200	43
LendingTree Inc *	200	61
Lincoln National Corp	3,577	211
Loews Corp	4,489	236
LPL Financial Holdings Inc	1,300	120
M&T Bank Corp	2,278	387
Markel Corp *	240	274
MarketAxess Holdings Inc	653	248
Marsh & McLennan Cos Inc	8,911	993
Mercury General Corp	400	19
MetLife Inc	13,536	690
MFA Financial Inc ‡	7,269	56
MGIC Investment Corp	6,400	91
Moody’s Corp	2,886	685
Morgan Stanley	20,415	1,044
Morningstar Inc, Cl A	300	45
MSCI Inc, Cl A	1,474	381
Nasdaq Inc, Cl A	2,100	225
Navient Corp	3,300	45
New Residential Investment Corp ‡	7,940	128
New York Community Bancorp Inc	7,500	90
Northern Trust Corp	3,450	366
Old Republic International Corp	5,200	116
OneMain Holdings Inc, Cl A	981	41
PacWest Bancorp	2,200	84
People’s United Financial Inc	7,924	134
Pinnacle Financial Partners Inc	1,300	83
PNC Financial Services Group Inc/The	7,698	1,229
Popular Inc	1,500	88
Primerica Inc	681	89
Principal Financial Group Inc, Cl A	4,934	271
Progressive Corp/The	10,147	734
Prosperity Bancshares	1,600	115
Prudential Financial Inc	7,069	663
Raymond James Financial Inc	2,170	194
Regions Financial Corp	17,012	292
Reinsurance Group of America Inc, Cl A	1,124	183
RenaissanceRe Holdings Ltd	775	152

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&P Global Inc	4,339	$1,185
Santander Consumer USA Holdings Inc	1,800	42
SEI Investments Co	2,100	137
Signature Bank/New York NY, Cl B	978	134
SLM Corp	7,400	66
Starwood Property Trust Inc ‡	4,700	117
State Street Corp	6,509	515
Sterling Bancorp/DE	3,000	63
SVB Financial Group, Cl B *	884	222
Synchrony Financial	11,456	412
Synovus Financial Corp	2,700	106
T Rowe Price Group Inc	3,971	484
TCF Financial Corp	2,417	113
TD Ameritrade Holding Corp	4,711	234
Texas Capital Bancshares Inc *	900	51
TFS Financial Corp	617	12
Travelers Cos Inc/The	4,508	617
Truist Financial	23,584	1,328
Two Harbors Investment Corp ‡	4,400	64
Umpqua Holdings Corp	4,000	71
Unum Group	3,900	114
US Bancorp	24,926	1,478
Virtu Financial Inc, Cl A	600	10
Voya Financial Inc	2,300	140
Webster Financial Corp	1,500	80
Wells Fargo & Co	66,691	3,588
Western Alliance Bancorp	1,700	97
White Mountains Insurance Group Ltd	47	52
Willis Towers Watson PLC	2,286	462
Wintrust Financial Corp	900	64
WR Berkley Corp	2,500	173
Zions Bancorp NA	3,200	166

		68,773

Health Care – 13.3%
Abbott Laboratories	30,139	2,618
AbbVie Inc	25,917	2,295
ABIOMED Inc *	748	128
Acadia Healthcare Co Inc, Cl A *	1,700	56
Adaptive Biotechnologies Corp *	200	6
Agilent Technologies Inc	5,579	476
Agios Pharmaceuticals Inc *	1,100	53
Alexion Pharmaceuticals Inc *	3,748	405
Align Technology Inc *	1,349	376
Alkermes PLC *	2,500	51
Allergan PLC	5,786	1,106
Alnylam Pharmaceuticals Inc *	1,874	216
AmerisourceBergen Corp, Cl A	2,588	220
Amgen Inc, Cl A	10,492	2,529
Anthem Inc	4,509	1,362
Avantor Inc *	6,000	109

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Baxter International Inc	8,319	$696
Becton Dickinson and Co	4,679	1,273
Biogen Inc *	3,176	942
BioMarin Pharmaceutical Inc *	3,237	274
Bio-Rad Laboratories Inc, Cl A *	400	148
Bio-Techne Corp	618	136
Bluebird Bio Inc *	1,100	97
Boston Scientific Corp *	24,096	1,090
Bristol-Myers Squibb Co	40,842	2,622
Bruker Corp	1,600	82
Cantel Medical Corp	600	43
Cardinal Health Inc	5,000	253
Catalent Inc *	2,623	148
Centene Corp *	7,049	443
Cerner Corp	5,400	396
Change Healthcare Inc *	700	11
Charles River Laboratories International Inc *	800	122
Chemed Corp	336	148
Cigna Corp	6,472	1,323
Cooper Cos Inc/The, Cl A	858	276
Covetrus Inc *	1,619	21
CVS Health Corp	22,612	1,680
Danaher Corp, Cl A	10,874	1,669
DaVita Inc *	2,100	158
DENTSPLY SIRONA Inc	4,000	226
DexCom Inc *	1,548	339
Edwards Lifesciences Corp, Cl A *	3,615	843
Elanco Animal Health Inc *	6,677	197
Eli Lilly & Co	14,962	1,966
Encompass Health Corp	1,700	118
Envista Holdings *	2,500	74
Exact Sciences Corp *	2,400	222
Exelixis Inc *	5,600	99
Gilead Sciences Inc	22,196	1,442
Guardant Health Inc *	500	39
HCA Healthcare Inc	4,711	696
Henry Schein Inc *	2,447	163
Hill-Rom Holdings Inc	1,250	142
Hologic Inc *	4,700	245
Horizon Therapeutics Plc *	3,100	112
Humana Inc *	2,377	871
ICU Medical Inc *	359	67
IDEXX Laboratories Inc *	1,476	385
Illumina Inc *	2,622	870
Incyte Corp *	3,084	269
Insulet Corp *	1,067	183
Integra LifeSciences Holdings Corp *	1,200	70
Intuitive Surgical Inc *	2,053	1,214
Ionis Pharmaceuticals Inc *	2,100	127
IQVIA Holdings Inc *	3,040	470

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jazz Pharmaceuticals PLC *	921	$137
Johnson & Johnson	46,670	6,808
Laboratory Corp of America Holdings *	1,700	288
Masimo Corp *	800	126
McKesson Corp	3,169	438
MEDNAX Inc *	1,800	50
Medtronic PLC	23,483	2,664
Merck & Co Inc	44,822	4,077
Mettler-Toledo International Inc *	422	335
Moderna Inc *	3,100	61
Molina Healthcare Inc *	1,100	149
Mylan NV *	9,500	191
Nektar Therapeutics, Cl A *	2,500	54
Neurocrine Biosciences Inc *	1,484	160
Penumbra Inc *	500	82
PerkinElmer Inc	2,000	194
Perrigo Co PLC	2,283	118
Pfizer Inc	97,762	3,830
PRA Health Sciences Inc *	1,000	111
Premier Inc, Cl A *	900	34
QIAGEN NV *	4,000	135
Quest Diagnostics Inc	2,400	256
Regeneron Pharmaceuticals Inc *	1,410	529
ResMed Inc	2,453	380
Sage Therapeutics Inc *	800	58
Sarepta Therapeutics Inc *	1,200	155
Seattle Genetics Inc *	2,061	235
STERIS PLC	1,400	213
Stryker Corp	6,009	1,262
Teleflex Inc	791	298
Thermo Fisher Scientific Inc	6,988	2,270
United Therapeutics Corp *	732	64
UnitedHealth Group Inc	16,580	4,874
Universal Health Services Inc, Cl B	1,375	197
Varian Medical Systems Inc *	1,536	218
Veeva Systems Inc, Cl A *	2,230	314
Vertex Pharmaceuticals Inc *	4,522	990
Waters Corp *	1,154	270
WellCare Health Plans Inc *	931	307
West Pharmaceutical Services Inc	1,244	187
Zimmer Biomet Holdings Inc	3,522	527
Zoetis Inc, Cl A	8,408	1,113

		72,265

Industrials – 9.1%
3M Co	9,842	1,736
Acuity Brands Inc	778	107
ADT Inc (A)	3,100	25
AECOM *	2,700	116
AGCO Corp	1,000	77
Air Lease Corp, Cl A	1,700	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alaska Air Group Inc	2,200	$149
Allegion PLC	1,650	205
Allison Transmission Holdings Inc	1,900	92
AMERCO	210	79
American Airlines Group Inc	6,672	191
AMETEK Inc	3,883	387
AO Smith Corp	2,200	105
Arconic Inc	6,800	209
Armstrong World Industries Inc	800	75
Boeing Co/The	9,271	3,020
BWX Technologies Inc, Cl W	1,600	99
Carlisle Cos Inc	924	150
Caterpillar Inc, Cl A	9,433	1,393
CH Robinson Worldwide Inc	2,500	195
Cintas Corp	1,470	396
Clean Harbors Inc *	800	69
Colfax Corp *	1,600	58
Copa Holdings SA, Cl A	633	68
Copart Inc *	3,600	327
CoStar Group Inc *	632	378
Crane Co, Cl A	900	78
CSX Corp	13,074	946
Cummins Inc	2,674	479
Curtiss-Wright Corp	800	113
Deere & Co	5,532	958
Delta Air Lines Inc, Cl A	10,121	592
Donaldson Co Inc, Cl A	2,300	133
Dover Corp	2,505	289
Eaton Corp PLC	7,195	682
Emerson Electric Co	10,743	819
Equifax Inc	2,035	285
Expeditors International of Washington Inc	2,900	226
Fastenal Co, Cl A	9,900	366
FedEx Corp	4,164	630
Flowserve Corp	2,400	119
Fluor Corp	1,900	36
Fortive Corp	5,059	386
Fortune Brands Home & Security Inc	2,400	157
Gardner Denver Holdings Inc *	2,500	92
Gates Industrial Corp PLC *	200	3
General Dynamics Corp	4,410	778
General Electric Co	152,709	1,704
Graco Inc	2,700	140
GrafTech International Ltd	1,261	15
HD Supply Holdings Inc *	2,800	113
HEICO Corp	750	86
HEICO Corp, Cl A	1,400	125
Hexcel Corp, Cl A	1,600	117
Honeywell International Inc	12,639	2,237
Hubbell Inc, Cl B	905	134
Huntington Ingalls Industries Inc, Cl A	727	182

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IAA Inc *	2,100	$99
IDEX Corp	1,352	233
IHS Markit Ltd *	6,807	513
Illinois Tool Works Inc	5,626	1,011
Ingersoll-Rand PLC	4,189	557
ITT Inc	1,448	107
Jacobs Engineering Group Inc	2,200	198
JB Hunt Transport Services Inc	1,469	172
JetBlue Airways Corp *	4,597	86
Johnson Controls International PLC	13,590	553
Kansas City Southern	1,680	257
KAR Auction Services Inc	2,500	54
Kirby Corp *	1,000	90
Knight-Swift Transportation Holdings Inc, Cl A	1,900	68
L3Harris Technologies Inc	3,836	759
Landstar System Inc	746	85
Lennox International	596	145
Lincoln Electric Holdings Inc	1,100	106
Lockheed Martin Corp	4,314	1,680
Lyft Inc, Cl A *	3,300	142
Macquarie Infrastructure Corp	1,200	51
ManpowerGroup Inc	1,088	106
Masco Corp	4,900	235
Middleby Corp/The *	1,035	113
MSC Industrial Direct Co Inc, Cl A	679	53
Nielsen Holdings PLC	5,800	118
Nordson	943	154
Norfolk Southern Corp	4,693	911
Northrop Grumman Corp	2,755	948
nVent Electric PLC	2,400	61
Old Dominion Freight Line Inc, Cl A	1,115	212
Oshkosh Corp	1,100	104
Owens Corning	2,000	130
PACCAR Inc	5,955	471
Parker-Hannifin Corp, Cl A	2,268	467
Pentair PLC	3,100	142
Quanta Services Inc	2,600	106
Raytheon Co	4,867	1,069
Regal Beloit Corp	800	68
Republic Services Inc	3,700	332
Resideo Technologies Inc *	1,486	18
Robert Half International Inc	1,900	120
Rockwell Automation Inc	2,003	406
Rollins Inc	2,700	90
Roper Technologies Inc	1,794	635
Ryder System Inc	900	49
Schneider National Inc, Cl B	1,200	26
Sensata Technologies Holding PLC *	2,900	156
Snap-on Inc	919	156
Southwest Airlines Co, Cl A	8,544	461

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spirit AeroSystems Holdings Inc, Cl A	1,800	$131
Stanley Black & Decker Inc	2,667	442
Stericycle Inc, Cl A *	1,500	96
Teledyne Technologies Inc *	623	216
Textron Inc	4,038	180
Timken Co/The	1,300	73
Toro Co/The	1,800	143
TransDigm Group Inc	846	474
TransUnion	3,300	282
Trinity Industries Inc	1,800	40
Uber Technologies Inc *	16,500	491
Union Pacific Corp	12,207	2,207
United Airlines Holdings Inc *	4,073	359
United Parcel Service Inc, Cl B	12,324	1,443
United Rentals Inc *	1,303	217
United Technologies Corp	14,268	2,137
Univar Solutions Inc *	2,500	61
Valmont Industries Inc	300	45
Verisk Analytics Inc, Cl A	2,897	433
WABCO Holdings Inc *	1,000	135
Wabtec Corp	3,066	239
Waste Management Inc	7,405	844
Watsco Inc	533	96
WESCO International Inc *	600	36
Woodward Inc	897	106
WW Grainger Inc	811	275
XPO Logistics Inc *	1,733	138
Xylem Inc/NY	3,238	255

		49,284

Information Technology – 22.1%
2U Inc *	600	14
Accenture PLC, Cl A	11,150	2,348
Adobe Inc *	8,600	2,836
Advanced Micro Devices Inc *	18,178	834
Akamai Technologies Inc *	2,800	242
Alliance Data Systems Corp	676	76
Alteryx Inc, Cl A *	700	70
Amdocs Ltd	2,400	173
Amphenol Corp, Cl A	5,116	554
Analog Devices Inc	6,495	772
Anaplan Inc *	1,400	73
ANSYS Inc *	1,444	372
Apple Inc	78,017	22,910
Applied Materials Inc	16,497	1,007
Arista Networks Inc *	983	200
Arrow Electronics Inc, Cl A *	1,300	110
Aspen Technology Inc *	1,300	157
Atlassian Corp PLC, Cl A *	2,100	253
Autodesk Inc, Cl A *	3,907	717
Automatic Data Processing Inc	7,579	1,292

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avalara Inc *	743	$54
Avnet Inc	1,600	68
Black Knight Inc *	2,500	161
Booz Allen Hamilton Holding Corp, Cl A	2,240	159
Broadcom Inc	6,760	2,136
Broadridge Financial Solutions Inc	1,928	238
CACI International Inc, Cl A *	400	100
Cadence Design Systems Inc *	5,000	347
CDK Global Inc	2,176	119
CDW Corp/DE	2,500	357
Cerence *	612	14
Ceridian HCM Holding Inc *	1,955	133
Ciena Corp *	2,900	124
Cisco Systems Inc	75,276	3,610
Citrix Systems Inc	2,202	244
Cognex Corp	3,000	168
Cognizant Technology Solutions Corp, Cl A	9,472	587
Coherent Inc *	443	74
CommScope Holding Co Inc *	3,800	54
CoreLogic Inc/United States	1,300	57
Corning Inc, Cl B	13,214	385
Coupa Software Inc *	1,200	175
Cree Inc *	1,700	78
Cypress Semiconductor Corp	6,400	149
Dell Technologies Inc, Cl C *	2,627	135
DocuSign Inc, Cl A *	2,720	202
Dolby Laboratories Inc, Cl A	1,200	83
Dropbox Inc, Cl A *	3,900	70
DXC Technology Co	4,281	161
Dynatrace Inc *	1,600	40
EchoStar Corp, Cl A *	900	39
Elastic NV *	700	45
Entegris Inc	2,500	125
EPAM Systems Inc *	900	191
Euronet Worldwide Inc *	900	142
F5 Networks Inc, Cl A *	1,041	145
Fair Isaac Corp *	519	194
Fidelity National Information Services Inc, Cl B	10,688	1,487
FireEye Inc *	3,600	60
First Solar Inc *	1,600	90
Fiserv Inc, Cl A *	9,837	1,137
FleetCor Technologies Inc *	1,548	445
FLIR Systems Inc	2,500	130
Fortinet Inc *	2,400	256
Gartner Inc *	1,466	226
Genpact Ltd	3,000	127
Global Payments Inc	5,167	943
GoDaddy Inc, Cl A *	3,125	212
Guidewire Software Inc, Cl Z *	1,382	152
Hewlett Packard Enterprise Co	22,607	359

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HP Inc	25,565	$525
HubSpot Inc *	700	111
Intel Corp	76,491	4,578
International Business Machines Corp	15,575	2,088
Intuit Inc	4,368	1,144
IPG Photonics Corp *	633	92
Jabil Inc	2,800	116
Jack Henry & Associates Inc	1,454	212
Juniper Networks Inc	5,500	135
Keysight Technologies Inc *	3,300	339
KLA Corp	2,799	499
Lam Research Corp	2,535	741
Leidos Holdings Inc	2,300	225
Littelfuse Inc	400	77
LogMeIn Inc	1,000	86
Manhattan Associates Inc *	1,005	80
Marvell Technology Group Ltd	11,672	310
Mastercard Inc, Cl A	15,597	4,657
Maxim Integrated Products Inc	4,800	295
Medallia Inc *	200	6
Microchip Technology Inc	4,001	419
Micron Technology Inc *	19,468	1,047
Microsoft Corp	132,601	20,911
MKS Instruments Inc	1,000	110
MongoDB Inc, Cl A *	700	92
Monolithic Power Systems Inc	700	125
Motorola Solutions Inc	3,036	489
National Instruments Corp	2,500	106
NCR Corp *	2,323	82
NetApp Inc	4,100	255
New Relic Inc *	800	53
NortonLifeLock	9,901	253
Nuance Communications *	4,900	87
Nutanix Inc, Cl A *	2,659	83
NVIDIA Corp	10,197	2,399
Okta Inc, Cl A *	1,900	219
ON Semiconductor Corp *	7,100	173
Oracle Corp, Cl B	36,205	1,918
Pagerduty Inc *	1,100	26
Palo Alto Networks Inc *	1,661	384
Paychex Inc	5,719	486
Paycom Software Inc *	836	221
Paylocity Holding Corp *	700	85
PayPal Holdings Inc *	20,580	2,226
Pegasystems Inc	600	48
Pluralsight, Cl A *	800	14
Proofpoint Inc *	1,000	115
PTC Inc *	1,865	140
Pure Storage Inc, Cl A *	3,600	62
Qorvo Inc *	2,068	240
QUALCOMM Inc	20,090	1,773

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RealPage Inc *	1,300	$70
RingCentral Inc, Cl A *	1,294	218
Sabre Corp	5,000	112
salesforce.com Inc *	14,511	2,360
ServiceNow Inc *	3,318	937
Skyworks Solutions Inc	3,072	371
Smartsheet Inc, Cl A *	1,700	76
SolarWinds Corp *	1,100	20
Splunk Inc *	2,758	413
Square Inc, Cl A *	6,200	388
SS&C Technologies Holdings Inc	3,700	227
Switch Inc, Cl A	1,400	21
SYNNEX Corp	800	103
Synopsys Inc *	2,531	352
Teradata Corp *	1,797	48
Teradyne Inc	2,854	195
Texas Instruments Inc	16,476	2,114
Trade Desk Inc/The, Cl A *	700	182
Trimble Inc *	4,300	179
Twilio Inc, Cl A *	2,200	216
Tyler Technologies Inc *	660	198
Ubiquiti Inc	300	57
Universal Display Corp	742	153
VeriSign Inc *	1,808	348
ViaSat Inc *	1,100	81
Visa Inc, Cl A	30,037	5,644
VMware Inc, Cl A *	1,294	196
Western Digital Corp	5,192	330
Western Union Co/The	7,400	198
WEX Inc *	795	167
Workday Inc, Cl A *	2,863	471
Xerox Holdings Corp	3,300	122
Xilinx Inc	4,386	429
Zebra Technologies Corp, Cl A *	900	230
Zendesk Inc *	1,914	147
Zscaler Inc *	1,000	46

		120,173

Materials – 2.6%
Air Products & Chemicals Inc	3,864	908
Albemarle Corp	1,856	136
Alcoa Corp *	3,000	64
AptarGroup Inc	1,100	127
Ardagh Group SA, Cl A	100	2
Ashland Global Holdings Inc	1,000	77
Avery Dennison Corp	1,423	186
Axalta Coating Systems Ltd *	3,300	100
Ball Corp	5,635	364
Berry Global Group Inc *	2,377	113
Cabot Corp	1,100	52
Celanese Corp, Cl A	2,100	259

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CF Industries Holdings Inc	3,637	$174
Chemours Co/The	2,300	42
Corteva Inc	13,139	388
Crown Holdings Inc *	2,300	167
Domtar Corp	900	34
Dow Inc	13,119	718
DuPont de Nemours Inc	12,939	831
Eagle Materials Inc	659	60
Eastman Chemical Co	2,432	193
Ecolab Inc	4,459	861
Element Solutions Inc *	3,400	40
FMC Corp	2,200	220
Freeport-McMoRan Inc, Cl B	25,623	336
Graphic Packaging Holding Co	5,300	88
Huntsman Corp	3,705	89
International Flavors & Fragrances Inc	1,960	253
International Paper Co	6,991	322
Linde PLC	9,430	2,008
LyondellBasell Industries NV, Cl A	4,711	445
Martin Marietta Materials Inc, Cl A	1,075	301
Mosaic Co/The	6,500	141
NewMarket Corp	113	55
Newmont Goldcorp Corp	14,070	611
Nucor Corp	5,400	304
O-I Glass, Cl I	2,000	24
Olin Corp	2,300	40
Packaging Corp of America	1,627	182
PPG Industries Inc	4,179	558
Reliance Steel & Aluminum Co	1,050	126
Royal Gold Inc, Cl A	1,247	152
RPM International Inc	2,200	169
Scotts Miracle-Gro Co/The, Cl A	777	82
Sealed Air Corp	2,900	115
Sherwin-Williams Co/The, Cl A	1,486	867
Silgan Holdings Inc	1,000	31
Sonoco Products Co	1,600	99
Southern Copper Corp	1,600	68
Steel Dynamics Inc	3,500	119
United States Steel Corp	2,900	33
Valvoline Inc	2,900	62
Vulcan Materials Co	2,239	322
Westlake Chemical Corp	532	37
Westrock Co	4,500	193
WR Grace & Co	1,000	70

		14,418

Real Estate – 3.6%
Alexandria Real Estate Equities Inc ‡	2,089	338
American Campus Communities Inc ‡	2,400	113
American Homes 4 Rent, Cl A ‡	4,800	126
American Tower Corp, Cl A ‡	7,653	1,759

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Americold Realty Trust ‡	3,400	$119
Apartment Investment & Management Co, Cl A ‡	2,600	134
Apple Hospitality Inc ‡	3,200	52
AvalonBay Communities Inc ‡	2,428	509
Boston Properties Inc ‡	2,662	367
Brandywine Realty Trust ‡	3,100	49
Brixmor Property Group Inc ‡	4,700	102
Brookfield Property Inc, Cl A ‡	1,727	32
Camden Property Trust ‡	1,600	170
CBRE Group Inc, Cl A *‡	5,900	362
Colony Capital Inc ‡	7,400	35
Columbia Property Trust Inc ‡	1,700	36
CoreSite Realty Corp ‡	700	78
Corporate Office Properties Trust ‡	1,900	56
Cousins Properties Inc ‡	2,400	99
Crown Castle International Corp ‡	7,321	1,041
CubeSmart ‡	3,500	110
CyrusOne Inc ‡	2,054	134
Digital Realty Trust Inc, Cl A ‡	3,664	439
Douglas Emmett Inc ‡	2,900	127
Duke Realty Corp ‡	6,700	232
Empire State Realty Trust Inc, Cl A ‡	2,300	32
EPR Properties, Cl A ‡	1,200	85
Equinix Inc ‡	1,529	892
Equity Commonwealth ‡	2,300	75
Equity LifeStyle Properties Inc ‡	3,100	218
Equity Residential ‡	6,383	516
Essex Property Trust Inc ‡	1,117	336
Extra Space Storage Inc ‡	2,100	222
Federal Realty Investment Trust ‡	1,246	160
Gaming and Leisure Properties Inc ‡	3,555	153
Healthcare Trust of America Inc, Cl A ‡	3,900	118
Healthpeak Properties ‡	8,570	295
Highwoods Properties Inc ‡	1,878	92
Host Hotels & Resorts Inc ‡	12,802	237
Howard Hughes Corp/The *‡	763	97
Hudson Pacific Properties Inc ‡	2,400	90
Invitation Homes Inc ‡	9,300	279
Iron Mountain Inc ‡	4,800	153
JBG SMITH Properties ‡	1,900	76
Jones Lang LaSalle Inc	843	147
Kilroy Realty Corp ‡	1,700	143
Kimco Realty Corp ‡	6,900	143
Lamar Advertising Co, Cl A ‡	1,400	125
Liberty Property Trust ‡	2,900	174
Life Storage Inc ‡	800	87
Macerich Co/The ‡(A)	2,200	59
Medical Properties Trust Inc ‡	8,635	182
Mid-America Apartment Communities Inc ‡	2,100	277
National Retail Properties Inc ‡	3,200	172

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omega Healthcare Investors Inc ‡	3,654	$155
Outfront Media Inc ‡	2,300	62
Paramount Group Inc ‡	3,200	45
Park Hotels & Resorts Inc ‡	3,900	101
Prologis Inc ‡	11,031	983
Public Storage ‡	2,588	551
Rayonier Inc ‡	2,500	82
Realty Income Corp ‡	5,781	426
Regency Centers Corp ‡	2,800	177
Retail Properties of America Inc, Cl A ‡	4,180	56
SBA Communications Corp, Cl A ‡	1,996	481
Service Properties Trust ‡	3,000	73
Simon Property Group Inc ‡	5,355	798
SITE Centers Corp ‡	2,000	28
SL Green Realty Corp ‡	1,335	123
Spirit Realty Capital Inc ‡	1,978	97
STORE Capital Corp ‡	3,600	134
Sun Communities Inc ‡	1,700	255
Taubman Centers Inc ‡	1,200	37
UDR Inc ‡	5,300	247
Ventas Inc ‡	6,690	386
VEREIT Inc ‡	17,700	164
VICI Properties Inc ‡	7,794	199
Vornado Realty Trust ‡	3,000	199
Weingarten Realty Investors ‡	2,000	62
Welltower Inc ‡	7,200	589
Weyerhaeuser Co ‡	12,797	386
WP Carey Inc ‡	3,090	247

		19,397

Utilities – 3.1%
AES Corp/VA	12,000	239
Alliant Energy Corp	4,300	235
Ameren Corp	4,325	332
American Electric Power Co Inc	8,729	825
American Water Works Co Inc	3,127	384
Aqua America Inc	3,600	169
Atmos Energy Corp	1,966	220
Avangrid Inc	800	41
CenterPoint Energy Inc	9,055	247
CMS Energy Corp	5,010	315
Consolidated Edison Inc	5,739	519
Dominion Energy Inc	14,402	1,193
DTE Energy Co	3,313	430
Duke Energy Corp	12,906	1,177
Edison International	6,263	472
Entergy Corp	3,435	411
Evergy Inc	3,917	255
Eversource Energy	5,698	485
Exelon Corp	17,139	781
FirstEnergy Corp	9,600	467

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hawaiian Electric Industries Inc	1,800	$84
IDACORP Inc, Cl A	900	96
MDU Resources Group Inc	3,100	92
National Fuel Gas Co	1,500	70
NextEra Energy Inc	8,608	2,085
NiSource Inc	6,400	178
NRG Energy Inc	4,400	175
OGE Energy Corp	3,400	151
PG&E Corp *	11,106	121
Pinnacle West Capital Corp	1,900	171
PPL Corp	12,534	450
Public Service Enterprise Group Inc	8,880	524
Sempra Energy	5,014	760
Southern Co/The	18,102	1,153
UGI Corp	3,630	164
Vistra Energy Corp	7,069	163
WEC Energy Group Inc	5,585	515
Xcel Energy Inc	9,290	590

		16,739

Total Common Stock (Cost $455,145) ($ Thousands)		520,590

AFFILIATED PARTNERSHIP – 0.1%
SEI Liquidity Fund, L.P. 1.600% **†(C)	506,398	506

Total Affiliated Partnership (Cost $506) ($ Thousands)		506

CASH EQUIVALENT – 4.2%
SEI Daily Income Trust, Government Fund, Cl F 1.500%**†	22,563,285	22,563

Total Cash Equivalent (Cost $22,563) ($ Thousands)		22,563

Total Investments in Securities – 100.2% (Cost $478,214) ($ Thousands)		$543,659

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	131	Mar-2020	$20,832	$21,164	$332
S&P Mid Cap 400 Index E-MINI	8	Mar-2020	1,633	1,652	19

			$22,465	$22,816	$351

Percentages are based on Net Assets of $542,648 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $495 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2019, such securities amounted to $64 ($ Thousands), or 0.0% of the net assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $506 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	520,590	–	–	520,590
Affiliated Partnership	–	506	–	506
Cash Equivalent	22,563	–	–	22,563

Total Investments in Securities	543,153	506	–	543,659

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	351	–	–	351

Total Other Financial Instruments	351	–	–	351

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “–” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Large Cap Index Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Investments Co	124	–	–	–	13	137	2,100	1	–
SEI Liquidity Fund, L.P.	710	2,450	(2,654)	–	–	506	506,398	5	–
SEI Daily Income Trust, Government Fund, Cl F	15,765	29,351	(22,553)	–	–	22,563	22,563,285	71	–

	16,599	31,801	(25,207)	–	13	23,206	23,071,783	77	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 99.5%
Communication Services – 5.0%
Alphabet Inc, Cl A *	26,214	$35,111
Alphabet Inc, Cl C *	26,751	35,766
AT&T Inc	723,566	28,277
BCE Inc	426,064	19,748
CenturyLink Inc	238,821	3,155
Charter Communications Inc, Cl A *	14,857	7,207
Comcast Corp, Cl A	157,988	7,105
Electronic Arts Inc *	48,975	5,265
Facebook Inc, Cl A *	173,490	35,609
Netflix Inc *	12,384	4,007
Omnicom Group Inc	111,965	9,071
TEGNA Inc	153,973	2,570
Verizon Communications Inc	185,200	11,371
Walt Disney Co/The	39,402	5,699

		209,961

Consumer Discretionary – 10.5%
Amazon.com Inc, Cl A *	30,966	57,220
AutoZone Inc *	16,513	19,672
Best Buy Co Inc	186,465	16,372
Booking Holdings Inc *	2,537	5,210
CarMax Inc *	66,979	5,872
Darden Restaurants Inc	3,127	341
Dick’s Sporting Goods Inc	22,668	1,122
Dollar General Corp	353,873	55,197
Domino’s Pizza Inc	16,892	4,962
eBay Inc	127,055	4,588
GameStop Corp, Cl A (A)	1,040,608	6,327
General Motors Co	94,123	3,445
Genuine Parts Co	120,377	12,788
Goodyear Tire & Rubber Co/The	453,354	7,052
Graham Holdings Co, Cl B	809	517
Harley-Davidson Inc, Cl A (A)	48,308	1,797
Home Depot Inc/The	28,380	6,198
Kohl’s Corp	46,716	2,380
Lear Corp	115,549	15,853
Lowe’s Cos Inc	413,409	49,510
Lululemon Athletica Inc *	16,000	3,707
Macy’s Inc (A)	56,900	967
Magna International Inc, Cl A	129,268	7,089
NIKE Inc, Cl B	389,570	39,467
Norwegian Cruise Line Holdings Ltd *	285,518	16,677
O’Reilly Automotive Inc *	4,062	1,780
PulteGroup Inc	146,664	5,690
Ross Stores Inc	243,090	28,300

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starbucks Corp	68,046	$5,983
Target Corp, Cl A	126,025	16,158
Tiffany & Co	39,063	5,221
TJX Cos Inc/The	374,562	22,871
TopBuild Corp *	51,618	5,321
Whirlpool Corp	65,517	9,666
Wyndham Destinations Inc	15,527	803
Yum China Holdings Inc	21,777	1,045

		447,168

Consumer Staples – 8.5%
Altria Group Inc	106,561	5,318
Archer-Daniels-Midland Co	146,608	6,795
Clorox Co/The	40,884	6,277
Coca-Cola Co/The	83,088	4,599
Conagra Brands Inc	170,227	5,829
Constellation Brands Inc, Cl A	10,975	2,082
Costco Wholesale Corp	20,685	6,080
Diageo PLC ADR	156,683	26,389
Estee Lauder Cos Inc/The, Cl A	35,000	7,229
Hershey Co/The	129,273	19,001
Ingredion Inc	58,301	5,419
JM Smucker Co/The	188,990	19,679
Kimberly-Clark Corp	166,165	22,856
Kraft Heinz Co/The	5,643	181
Kroger Co/The	958,456	27,786
Lamb Weston Holdings Inc	16,377	1,409
Mondelez International Inc, Cl A	99,290	5,469
PepsiCo Inc	221,589	30,285
Philip Morris International Inc	343,673	29,243
Procter & Gamble Co/The	233,806	29,202
Sysco Corp, Cl A	102,270	8,748
Tyson Foods Inc, Cl A	281,181	25,599
Unilever NV (A)	518,760	29,808
Walgreens Boots Alliance Inc	184,087	10,854
Walmart Inc	222,560	26,449

		362,586

Energy – 4.4%
BP PLC ADR	265,989	10,039
Canadian Natural Resources Ltd	620,701	20,080
Chevron Corp	313,036	37,724
ConocoPhillips	455,139	29,598
Exxon Mobil Corp	183,579	12,810
Halliburton Co	280,000	6,851
Kinder Morgan Inc/DE	286,047	6,056
Laredo Petroleum Inc *	440,384	1,264
Marathon Oil Corp	265,093	3,600
Marathon Petroleum Corp	270,228	16,281
Phillips 66	113,325	12,625
Royal Dutch Shell PLC ADR, Cl A	182,043	10,737

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy Corp	211,817	$19,837

		187,502

Financials – 18.7%
Aflac Inc	525,317	27,789
Allstate Corp/The	59,438	6,684
American Financial Group Inc/OH	39,790	4,363
Ameriprise Financial Inc	82,444	13,734
Assurant Inc	47,000	6,161
Bank of America Corp	1,550,747	54,617
Berkshire Hathaway Inc, Cl B *	121,247	27,463
Blackstone Group Inc/The, Cl A	44,695	2,500
Capital One Financial Corp	113,167	11,646
Charles Schwab Corp/The	70,000	3,329
Chubb Ltd	68,000	10,585
CIT Group Inc	69,886	3,189
Citigroup Inc	379,987	30,357
CME Group Inc	117,119	23,508
Discover Financial Services	241,586	20,491
Everest Re Group Ltd	57,218	15,840
FactSet Research Systems Inc	11,209	3,007
Fifth Third Bancorp	478,279	14,702
First Hawaiian Inc	112,040	3,232
First Republic Bank/CA	60,000	7,047
Goldman Sachs Group Inc/The	21,644	4,977
Hartford Financial Services Group Inc/The	101,910	6,193
Huntington Bancshares Inc/OH	321,477	4,848
Intercontinental Exchange Inc	58,438	5,408
JPMorgan Chase & Co	478,943	66,765
KeyCorp	816,571	16,527
KKR & Co Inc	266,561	7,776
Lincoln National Corp	182,558	10,773
Markel Corp *	11,853	13,550
Marsh & McLennan Cos Inc	138,328	15,411
MFA Financial Inc ‡	1,247,149	9,541
Moody’s Corp	288,575	68,511
Morgan Stanley	311,935	15,946
MSCI Inc, Cl A	225,501	58,220
PNC Financial Services Group Inc/The	46,966	7,497
Popular Inc	34,232	2,011
Progressive Corp/The	44,272	3,205
Prudential Financial Inc	112,425	10,539
Radian Group Inc	209,038	5,259
Regions Financial Corp	507,300	8,705
Reinsurance Group of America Inc, Cl A	61,098	9,963
S&P Global Inc	18,482	5,047
Santander Consumer USA Holdings Inc	152,330	3,560
State Street Corp	174,023	13,765
T Rowe Price Group Inc	24,474	2,982
Travelers Cos Inc/The	120,419	16,491
Truist Financial Corp	374,937	21,117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unum Group	111,116	$3,240
US Bancorp	594,503	35,248
Voya Financial Inc	294,050	17,931
Wells Fargo & Co	368,253	19,812
Zions Bancorp NA	278,910	14,481

		795,543

Health Care – 16.6%
Abbott Laboratories	274,129	23,811
AbbVie Inc	92,048	8,150
Alcon Inc *	25,000	1,414
Allergan PLC	29,322	5,605
AmerisourceBergen Corp, Cl A	137,635	11,702
Amgen Inc, Cl A	148,566	35,815
Anthem Inc	16,702	5,044
AstraZeneca PLC ADR	66,530	3,317
Baxter International Inc	63,282	5,292
Becton Dickinson and Co	192,791	52,433
Biogen Inc *	59,530	17,664
Bristol-Myers Squibb Co	243,381	15,623
Cardinal Health Inc	72,515	3,668
Centene Corp *	42,973	2,702
Cigna Corp	27,340	5,591
CVS Health Corp	329,585	24,485
Edwards Lifesciences Corp, Cl A *	20,638	4,815
Eli Lilly & Co	169,143	22,230
Gilead Sciences Inc	198,786	12,917
HCA Healthcare Inc	109,165	16,136
Horizon Therapeutics Plc *	139,419	5,047
Humana Inc *	25,179	9,229
IDEXX Laboratories Inc *	72,356	18,894
Intuitive Surgical Inc *	7,669	4,533
Jazz Pharmaceuticals PLC *	42,000	6,269
Johnson & Johnson	659,514	96,203
McKesson Corp	4,926	681
Merck & Co Inc	866,971	78,851
Mettler-Toledo International Inc *	33,871	26,869
Mylan NV *	47,865	962
Novartis AG ADR	159,076	15,063
Novo Nordisk A/S ADR	86,039	4,980
Pfizer Inc	851,349	33,356
Teleflex Inc	36,000	13,552
United Therapeutics Corp *	38,304	3,374
UnitedHealth Group Inc	313,534	92,173
Varian Medical Systems Inc *	44,957	6,384
Vertex Pharmaceuticals Inc *	9,535	2,088
Zoetis Inc, Cl A	63,768	8,440

		705,362

Industrials – 10.0%
3M Co	94,985	16,757

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AerCap Holdings NV *	175,578	$10,793
AGCO Corp	52,600	4,063
Alaska Air Group Inc	67,899	4,600
Allison Transmission Holdings Inc	135,000	6,523
Arconic Inc	236,375	7,273
Boeing Co/The	21,557	7,023
Carlisle Cos Inc	37,409	6,054
Caterpillar Inc, Cl A	32,511	4,801
Copart Inc *	30,000	2,728
Cummins Inc	32,214	5,765
Deere & Co	27,326	4,735
Delta Air Lines Inc, Cl A	360,509	21,083
Eaton Corp PLC	178,693	16,926
Expeditors International of Washington Inc	158,200	12,343
FedEx Corp	20,626	3,119
Fortive Corp	60,000	4,583
Graco Inc	568,764	29,576
Honeywell International Inc	108,392	19,185
Huntington Ingalls Industries Inc, Cl A	41,706	10,463
Illinois Tool Works Inc	143,062	25,698
Johnson Controls International plc	253,079	10,303
L3Harris Technologies Inc	25,220	4,990
Lockheed Martin Corp	15,688	6,109
ManpowerGroup Inc	18,167	1,764
Middleby Corp/The *	107,617	11,786
Northrop Grumman Corp	16,563	5,697
Oshkosh Corp	61,954	5,864
PACCAR Inc	43,000	3,401
Raytheon Co	106,117	23,318
Robert Half International Inc	69,290	4,376
Roper Technologies Inc	67,713	23,986
Sensata Technologies Holding PLC *	195,000	10,505
Siemens AG ADR	116,000	7,537
Southwest Airlines Co, Cl A	86,460	4,667
SPX Corp *	148,826	7,572
Stanley Black & Decker Inc	25,000	4,144
TransDigm Group Inc	26,436	14,804
United Airlines Holdings Inc *	134,548	11,852
United Technologies Corp	102,789	15,394
Waste Management Inc	18,232	2,078
WW Grainger Inc	64,211	21,737

		425,975

Information Technology – 17.4%
Adobe Inc *	137,412	45,320
Analog Devices Inc	139,093	16,530
Apple Inc	266,564	78,276
Applied Materials Inc	507,844	30,999
ASML Holding NV, Cl G	27,764	8,216
Automatic Data Processing Inc	44,927	7,660
Broadcom Inc	17,131	5,414

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cisco Systems Inc	569,792	$27,327
Citrix Systems Inc	44,716	4,959
Cognizant Technology Solutions Corp, Cl A	90,285	5,599
Corning Inc, Cl B	234,159	6,816
Global Payments Inc	2,435	444
Hewlett Packard Enterprise Co	307,307	4,874
HP Inc	518,886	10,663
Intel Corp	571,741	34,219
International Business Machines Corp	20,181	2,705
Intuit Inc	156,005	40,862
Juniper Networks Inc	10,346	255
Keysight Technologies Inc *	148,082	15,198
KLA Corp	6,757	1,204
Lam Research Corp	22,006	6,435
Marvell Technology Group Ltd	264,770	7,032
Mastercard Inc, Cl A	239,790	71,599
Microchip Technology Inc (A)	333,492	34,923
Micron Technology Inc *	161,000	8,659
Microsoft Corp	486,353	76,698
Motorola Solutions Inc	22,111	3,563
NetApp Inc	64,780	4,033
Oracle Corp, Cl B	752,747	39,881
QUALCOMM Inc	79,861	7,046
salesforce.com Inc *	15,984	2,600
SAP SE ADR (A)	5,100	683
Seagate Technology PLC	160,400	9,544
ServiceNow Inc *	18,268	5,157
Skyworks Solutions Inc	28,926	3,497
Tech Data Corp *	39,569	5,682
Teradyne Inc	80,000	5,455
Texas Instruments Inc	44,297	5,683
VeriSign Inc *	91,384	17,608
Visa Inc, Cl A	300,204	56,408
Vishay Intertechnology Inc	310,147	6,603
Western Digital Corp	72,366	4,593
Xerox Holdings Corp	92,397	3,407
Zendesk Inc *	63,012	4,829

		739,158

Materials – 4.2%
Cabot Corp	99,097	4,709
Celanese Corp, Cl A	28,298	3,484
Corteva Inc	64,004	1,892
Crown Holdings Inc *	40,000	2,902
Dow Inc	106,505	5,829
DuPont de Nemours Inc	64,005	4,109
Eastman Chemical Co	109,370	8,669
Ecolab Inc	134,113	25,882
Huntsman Corp	312,058	7,539
Ingevity Corp *	14,131	1,235
International Paper Co	302,699	13,939

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Linde PLC	123,959	$26,391
LyondellBasell Industries NV, Cl A	132,110	12,482
Newmont Goldcorp Corp	74,824	3,251
Sherwin-Williams Co/The, Cl A	89,695	52,341
Westrock Co	84,787	3,638

		178,292

Real Estate – 2.6%
American Tower Corp, Cl A ‡	144,806	33,279
Brandywine Realty Trust ‡	24,300	383
CBRE Group Inc, Cl A *‡	41,173	2,524
Crown Castle International Corp ‡	40,644	5,778
Equinix Inc ‡	1,986	1,159
Equity Commonwealth ‡	105,706	3,470
Healthpeak Properties Inc ‡	775,087	26,717
Host Hotels & Resorts Inc ‡	141,505	2,625
Omega Healthcare Investors Inc ‡	66,265	2,806
Public Storage ‡	4,106	874
SBA Communications Corp, Cl A ‡	25,216	6,077
Service Properties Trust ‡	97,540	2,373
Simon Property Group Inc ‡	6,723	1,002
VEREIT Inc ‡	1,613,897	14,912
Weingarten Realty Investors ‡	26,931	841
Welltower Inc ‡	39,568	3,236

		108,056

Utilities – 1.6%
Ameren Corp	65,226	5,009
American Electric Power Co Inc	57,553	5,439
Edison International	58,113	4,382
Entergy Corp	69,604	8,339
Exelon Corp	317,795	14,488
FirstEnergy Corp	411,149	19,982
NextEra Energy Inc	33,228	8,047

		65,686

Total Common Stock (Cost $2,055,933) ($ Thousands)		4,225,289

AFFILIATED PARTNERSHIP – 1.1%
SEI Liquidity Fund, L.P. 1.600% **†(B)	44,962,064	44,960

Total Affiliated Partnership (Cost $44,960) ($ Thousands)		44,960

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 0.4%
SEI Daily Income Trust, Government Fund, Cl F 1.500%**†	18,023,736	$18,024

Total Cash Equivalent (Cost $18,024) ($ Thousands)		18,024

Total Investments in Securities – 101.0% (Cost $2,118,917) ($ Thousands)		$4,288,273

Percentages are based on Net Assets of $4,244,883 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $43,802 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $44,960 ($ Thousands).

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Large Cap Fund (Continued)

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P – Standard & Poor’s

SPX – Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of December 31, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,225,289	–	–	4,225,289
Affiliated Partnership	–	44,960	–	44,960
Cash Equivalent	18,024	–	–	18,024

Total Investments in Securities	4,243,313	44,960	–	4,288,273

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “–” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Depreciation ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	39,146	137,551	(131,734)	–	(3)	44,960	44,962,064	142	–
SEI Daily Income Trust, Government Fund, Cl F	34,813	95,373	(112,162)	–	–	18,024	18,023,736	95	–

	73,959	232,924	(243,896)	–	(3)	62,984	62,985,800	237	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.4%
Communication Services – 10.2%
Activision Blizzard Inc	25,200	$1,497
Alphabet Inc, Cl A *	9,845	13,186
Alphabet Inc, Cl C *	9,790	13,090
AT&T Inc	241,293	9,430
CenturyLink Inc	32,370	428
Charter Communications Inc, Cl A *	5,100	2,474
Comcast Corp, Cl A	150,096	6,750
Discovery Inc, Cl A *	5,600	183
Discovery Inc, Cl C *	11,904	363
DISH Network Corp, Cl A *	8,538	303
Electronic Arts Inc *	9,478	1,019
Facebook Inc, Cl A *	79,209	16,258
Fox Corp	16,619	612
Interpublic Group of Cos Inc/The	13,301	307
Live Nation Entertainment Inc *	4,600	329
Netflix Inc *	14,500	4,692
News Corp, Cl A	13,975	198
News Corp, Cl B	4,000	58
Omnicom Group Inc	7,104	575
Take-Two Interactive Software Inc, Cl A *	3,800	465
T-Mobile US Inc *	10,300	808
Twitter Inc *	25,300	811
Verizon Communications Inc	136,096	8,356
ViacomCBS, Cl B	17,521	735
Walt Disney Co/The	59,293	8,575

		91,502

Consumer Discretionary – 9.6%
Advance Auto Parts Inc	2,300	368
Amazon.com Inc, Cl A *	13,749	25,406
Aptiv PLC	8,200	779
AutoZone Inc *	768	915
Best Buy Co Inc	7,754	681
Booking Holdings Inc *	1,381	2,836
BorgWarner Inc	7,200	312
Capri Holdings Ltd *	4,900	187
CarMax Inc *	5,600	491
Carnival Corp	12,884	655
Chipotle Mexican Grill Inc, Cl A *	849	711
Darden Restaurants Inc	4,018	438
Dollar General Corp	8,481	1,323
Dollar Tree Inc *	7,954	748
DR Horton Inc	10,958	578
eBay Inc	25,749	930
Expedia Group Inc	4,455	482

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ford Motor Co	128,237	$1,193
Gap Inc/The	6,931	123
Garmin Ltd	4,905	479
General Motors Co	41,213	1,508
Genuine Parts Co	4,836	514
H&R Block Inc	6,813	160
Hanesbrands Inc	11,700	174
Harley-Davidson Inc, Cl A	5,408	201
Hasbro Inc	3,896	411
Hilton Worldwide Holdings Inc	9,300	1,031
Home Depot Inc/The	35,945	7,850
Kohl’s Corp	5,056	258
L Brands Inc	8,027	145
Las Vegas Sands Corp	11,300	780
Leggett & Platt Inc	4,259	216
Lennar Corp, Cl A	9,216	514
LKQ Corp *	10,600	378
Lowe’s Cos Inc	25,449	3,048
Macy’s Inc	10,864	185
Marriott International Inc/MD, Cl A	9,024	1,366
McDonald’s Corp	24,811	4,903
MGM Resorts International	17,100	569
Mohawk Industries Inc *	2,100	286
Newell Brands Inc, Cl B	12,555	241
NIKE Inc, Cl B	40,894	4,143
Nordstrom Inc	3,907	160
Norwegian Cruise Line Holdings Ltd *	6,800	397
NVR Inc *	110	419
O’Reilly Automotive Inc *	2,500	1,096
PulteGroup Inc	8,799	341
PVH Corp	2,559	269
Ralph Lauren Corp, Cl A	1,805	212
Ross Stores Inc	11,936	1,390
Royal Caribbean Cruises Ltd	5,500	734
Starbucks Corp	39,034	3,432
Tapestry Inc	10,019	270
Target Corp, Cl A	16,828	2,158
Tiffany & Co	3,578	478
TJX Cos Inc/The	39,686	2,423
Tractor Supply Co	4,000	374
Ulta Beauty Inc *	1,900	481
Under Armour Inc, Cl A *	6,005	130
Under Armour Inc, Cl C *	6,449	123
VF Corp	10,565	1,053
Whirlpool Corp	2,105	311
Wynn Resorts Ltd	3,300	458
Yum! Brands Inc	10,070	1,014

		86,239

Consumer Staples – 7.1%
Altria Group Inc	61,373	3,063

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Archer-Daniels-Midland Co	17,975	$833
Brown-Forman Corp, Cl B	6,165	417
Campbell Soup Co	5,584	276
Church & Dwight Co Inc	7,900	556
Clorox Co/The	4,042	621
Coca-Cola Co/The	127,449	7,054
Colgate-Palmolive Co	28,295	1,948
Conagra Brands Inc	16,365	560
Constellation Brands Inc, Cl A	5,513	1,046
Costco Wholesale Corp	14,518	4,267
Coty Inc, Cl A	10,291	116
Estee Lauder Cos Inc/The, Cl A	7,300	1,508
General Mills Inc	19,486	1,044
Hershey Co/The	4,812	707
Hormel Foods Corp	9,108	411
JM Smucker Co/The	3,753	391
Kellogg Co	8,267	572
Kimberly-Clark Corp	11,303	1,555
Kraft Heinz Co/The	19,808	636
Kroger Co/The	25,636	743
Lamb Weston Holdings Inc	4,900	422
McCormick & Co Inc/MD	4,066	690
Molson Coors Brewing Co, Cl B	6,351	342
Mondelez International Inc, Cl A	47,420	2,612
Monster Beverage Corp *	12,454	791
PepsiCo Inc	45,815	6,262
Philip Morris International Inc	51,487	4,381
Procter & Gamble Co/The	82,108	10,255
Sysco Corp, Cl A	16,920	1,447
Tyson Foods Inc, Cl A	9,503	865
Walgreens Boots Alliance Inc	24,957	1,472
Walmart Inc	46,561	5,533

		63,396

Energy – 4.3%
Apache Corp	12,500	320
Baker Hughes a GE Co, Cl A	21,049	540
Cabot Oil & Gas Corp	14,813	258
Chevron Corp	62,223	7,499
Cimarex Energy Co	3,604	189
Concho Resources Inc	6,700	587
ConocoPhillips	36,160	2,352
Devon Energy Corp	12,913	335
Diamondback Energy Inc, Cl A	5,400	501
EOG Resources Inc	18,897	1,583
Exxon Mobil Corp	139,246	9,717
Halliburton Co	29,142	713
Helmerich & Payne Inc	3,905	177
Hess Corp	8,575	573
HollyFrontier Corp	4,900	248
Kinder Morgan Inc/DE	63,982	1,355

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil Corp	25,856	$351
Marathon Petroleum Corp	21,660	1,305
National Oilwell Varco Inc, Cl A	12,968	325
Noble Energy Inc	15,900	395
Occidental Petroleum Corp	28,962	1,194
ONEOK Inc	13,509	1,022
Phillips 66	14,775	1,646
Pioneer Natural Resources Co	5,504	833
Schlumberger Ltd, Cl A	45,500	1,829
TechnipFMC PLC	14,200	304
Valero Energy Corp	13,508	1,265
Williams Cos Inc/The	39,769	943

		38,359

Financials – 12.8%
Aflac Inc	24,234	1,282
Allstate Corp/The	10,759	1,210
American Express Co	22,028	2,742
American International Group Inc	28,530	1,464
Ameriprise Financial Inc	4,284	714
Aon PLC	7,729	1,610
Arthur J Gallagher & Co	6,200	590
Assurant Inc	2,005	263
Bank of America Corp	266,545	9,388
Bank of New York Mellon Corp/The	28,199	1,419
Berkshire Hathaway Inc, Cl B *	64,417	14,590
BlackRock Inc	3,861	1,941
Capital One Financial Corp	15,366	1,581
Cboe Global Markets Inc	3,700	444
Charles Schwab Corp/The	37,436	1,781
Chubb Ltd	14,934	2,325
Cincinnati Financial Corp	4,783	503
Citigroup Inc	71,851	5,740
Citizens Financial Group Inc	14,300	581
CME Group Inc	11,940	2,397
Comerica Inc	5,092	365
Discover Financial Services	10,430	885
E*TRADE Financial Corp	7,252	329
Everest Re Group Ltd	1,400	387
Fifth Third Bancorp	23,111	710
First Republic Bank/CA	5,500	646
Franklin Resources Inc	8,950	233
Globe Life Inc	3,139	330
Goldman Sachs Group Inc/The	10,465	2,406
Hartford Financial Services Group Inc/The	11,586	704
Huntington Bancshares Inc/OH	35,114	530
Intercontinental Exchange Inc	18,405	1,703
Invesco Ltd	13,000	234
JPMorgan Chase & Co	103,276	14,397
KeyCorp	32,783	664
Lincoln National Corp	6,698	395

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Loews Corp	8,862	$465
M&T Bank Corp	4,325	734
MarketAxess Holdings Inc	1,200	455
Marsh & McLennan Cos Inc	16,759	1,867
MetLife Inc	26,039	1,327
Moody’s Corp	5,308	1,260
Morgan Stanley	40,361	2,063
MSCI Inc, Cl A	2,800	723
Nasdaq Inc, Cl A	3,700	396
Northern Trust Corp	7,209	766
People’s United Financial Inc	15,300	259
PNC Financial Services Group Inc/The	14,584	2,328
Principal Financial Group Inc, Cl A	8,757	482
Progressive Corp/The	19,185	1,389
Prudential Financial Inc	13,166	1,234
Raymond James Financial Inc	4,200	376
Regions Financial Corp	32,463	557
S&P Global Inc	8,121	2,217
State Street Corp	12,091	956
SVB Financial Group, Cl B *	1,600	402
Synchrony Financial	19,363	697
T Rowe Price Group Inc	7,708	939
Travelers Cos Inc/The	8,556	1,172
Truist Financial	43,796	2,467
Unum Group	7,261	212
US Bancorp	47,123	2,794
Wells Fargo & Co	126,715	6,817
Willis Towers Watson PLC	4,221	852
WR Berkley Corp	4,800	332
Zions Bancorp NA	5,960	309

		114,330

Health Care – 13.9%
Abbott Laboratories	57,919	5,031
AbbVie Inc	48,968	4,336
ABIOMED Inc *	1,500	256
Agilent Technologies Inc	10,015	854
Alexion Pharmaceuticals Inc *	7,300	790
Align Technology Inc *	2,359	658
Allergan PLC	10,753	2,056
AmerisourceBergen Corp, Cl A	4,896	416
Amgen Inc, Cl A	19,629	4,732
Anthem Inc	8,302	2,507
Baxter International Inc	16,835	1,408
Becton Dickinson and Co	8,871	2,413
Biogen Inc *	5,900	1,751
Boston Scientific Corp *	45,312	2,049
Bristol-Myers Squibb Co	77,597	4,981
Cardinal Health Inc	9,459	478
Centene Corp *	13,300	836
Cerner Corp	10,400	763

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cigna Corp	12,407	$2,537
Cooper Cos Inc/The, Cl A	1,600	514
CVS Health Corp	42,876	3,185
Danaher Corp, Cl A	21,196	3,253
DaVita Inc *	2,805	210
DENTSPLY SIRONA Inc	7,109	402
Edwards Lifesciences Corp, Cl A *	6,800	1,586
Eli Lilly & Co	27,906	3,668
Gilead Sciences Inc	41,666	2,707
HCA Healthcare Inc	8,705	1,287
Henry Schein Inc *	4,900	327
Hologic Inc *	9,100	475
Humana Inc *	4,401	1,613
IDEXX Laboratories Inc *	2,800	731
Illumina Inc *	4,800	1,592
Incyte Corp *	6,000	524
Intuitive Surgical Inc *	3,760	2,223
IQVIA Holdings Inc *	6,000	927
Johnson & Johnson	86,654	12,640
Laboratory Corp of America Holdings *	3,163	535
McKesson Corp	5,869	812
Medtronic PLC	43,972	4,989
Merck & Co Inc	83,974	7,637
Mettler-Toledo International Inc *	762	605
Mylan NV *	17,015	342
PerkinElmer Inc	3,640	353
Perrigo Co PLC	4,404	228
Pfizer Inc	182,956	7,168
Quest Diagnostics Inc	4,324	462
Regeneron Pharmaceuticals Inc *	2,600	976
ResMed Inc	4,800	744
STERIS PLC	2,800	427
Stryker Corp	10,546	2,214
Teleflex Inc	1,500	565
Thermo Fisher Scientific Inc	13,152	4,273
UnitedHealth Group Inc	31,128	9,151
Universal Health Services Inc, Cl B	2,600	373
Varian Medical Systems Inc *	3,105	441
Vertex Pharmaceuticals Inc *	8,400	1,839
Waters Corp *	2,097	490
WellCare Health Plans Inc *	1,700	561
Zimmer Biomet Holdings Inc	6,760	1,012
Zoetis Inc, Cl A	15,546	2,058

		124,971

Industrials – 8.9%
3M Co	18,801	3,317
Alaska Air Group Inc	4,000	271
Allegion PLC	3,170	395
American Airlines Group Inc	13,109	376
AMETEK Inc	7,600	758

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AO Smith Corp	4,800	$229
Arconic Inc	12,478	384
Boeing Co/The	17,541	5,714
Caterpillar Inc, Cl A	18,106	2,674
CH Robinson Worldwide Inc	4,605	360
Cintas Corp	2,712	730
Copart Inc *	6,700	609
CSX Corp	25,472	1,843
Cummins Inc	5,144	920
Deere & Co	10,306	1,786
Delta Air Lines Inc, Cl A	18,713	1,094
Dover Corp	4,637	534
Eaton Corp PLC	13,715	1,299
Emerson Electric Co	20,115	1,534
Equifax Inc	4,030	565
Expeditors International of Washington Inc	5,509	430
Fastenal Co, Cl A	18,318	677
FedEx Corp	7,905	1,195
Flowserve Corp	4,300	214
Fortive Corp	9,487	725
Fortune Brands Home & Security Inc	4,600	300
General Dynamics Corp	7,630	1,345
General Electric Co	287,509	3,209
Honeywell International Inc	23,451	4,151
Huntington Ingalls Industries Inc, Cl A	1,400	351
IDEX Corp	2,600	447
IHS Markit Ltd *	13,200	995
Illinois Tool Works Inc	9,729	1,748
Ingersoll-Rand PLC	7,904	1,051
Jacobs Engineering Group Inc	4,304	387
JB Hunt Transport Services Inc	2,951	345
Johnson Controls International PLC	25,209	1,026
Kansas City Southern	3,400	521
L3Harris Technologies Inc	7,309	1,446
Lockheed Martin Corp	8,136	3,168
Masco Corp	9,668	464
Nielsen Holdings PLC	12,400	252
Norfolk Southern Corp	8,730	1,695
Northrop Grumman Corp	5,123	1,762
Old Dominion Freight Line Inc, Cl A	2,100	398
PACCAR Inc	11,391	901
Parker-Hannifin Corp, Cl A	4,271	879
Pentair PLC	5,266	241
Quanta Services Inc	4,800	195
Raytheon Co	9,073	1,994
Republic Services Inc	6,983	626
Robert Half International Inc	4,032	255
Rockwell Automation Inc	3,730	756
Rollins Inc	4,900	162
Roper Technologies Inc	3,400	1,204
Snap-on Inc	1,853	314

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwest Airlines Co, Cl A	15,762	$851
Stanley Black & Decker Inc	4,940	819
Textron Inc	7,707	344
TransDigm Group Inc	1,600	896
Union Pacific Corp	22,793	4,121
United Airlines Holdings Inc *	7,400	652
United Parcel Service Inc, Cl B	23,024	2,695
United Rentals Inc *	2,600	434
United Technologies Corp	26,844	4,020
Verisk Analytics Inc, Cl A	5,200	776
Wabtec Corp	6,190	481
Waste Management Inc	12,928	1,473
WW Grainger Inc	1,465	496
Xylem Inc/NY	6,100	481

		79,760

Information Technology – 22.8%
Accenture PLC, Cl A	20,804	4,381
Adobe Inc *	15,941	5,258
Advanced Micro Devices Inc *	36,700	1,683
Akamai Technologies Inc *	5,504	475
Alliance Data Systems Corp	1,300	146
Amphenol Corp, Cl A	9,709	1,051
Analog Devices Inc	12,071	1,435
ANSYS Inc *	2,800	721
Apple Inc	137,482	40,372
Applied Materials Inc	30,350	1,853
Arista Networks Inc *	1,800	366
Autodesk Inc, Cl A *	7,217	1,324
Automatic Data Processing Inc	14,259	2,431
Broadcom Inc	13,046	4,123
Broadridge Financial Solutions Inc	3,644	450
Cadence Design Systems Inc *	9,000	624
CDW Corp/DE	4,600	657
Cisco Systems Inc	140,261	6,727
Citrix Systems Inc	3,942	437
Cognizant Technology Solutions Corp, Cl A	17,905	1,111
Corning Inc, Cl B	25,608	745
DXC Technology Co	9,030	339
F5 Networks Inc, Cl A *	2,000	279
Fidelity National Information Services Inc, Cl B	20,165	2,805
Fiserv Inc, Cl A *	18,820	2,176
FleetCor Technologies Inc *	2,800	806
FLIR Systems Inc	4,400	229
Fortinet Inc *	4,500	480
Gartner Inc *	2,900	447
Global Payments Inc	9,927	1,812
Hewlett Packard Enterprise Co	42,191	669
HP Inc	48,791	1,003
Intel Corp	143,163	8,568

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Business Machines Corp	29,333	$3,932
Intuit Inc	8,586	2,249
IPG Photonics Corp *	1,100	159
Jack Henry & Associates Inc	2,500	364
Juniper Networks Inc	11,600	286
Keysight Technologies Inc *	6,300	647
KLA Corp	5,171	921
Lam Research Corp	4,722	1,381
Leidos Holdings Inc	4,300	421
Mastercard Inc, Cl A	29,317	8,754
Maxim Integrated Products Inc	8,700	535
Microchip Technology Inc	7,604	796
Micron Technology Inc *	36,469	1,961
Microsoft Corp	251,171	39,610
Motorola Solutions Inc	5,489	885
NetApp Inc	7,685	478
NortonLifeLock	18,947	483
NVIDIA Corp	20,165	4,745
Oracle Corp, Cl B	71,823	3,805
Paychex Inc	10,269	874
PayPal Holdings Inc *	38,449	4,159
Qorvo Inc *	3,900	453
QUALCOMM Inc	37,354	3,296
salesforce.com Inc *	29,209	4,751
Seagate Technology PLC	7,500	446
ServiceNow Inc *	6,200	1,750
Skyworks Solutions Inc	5,704	690
Synopsys Inc *	4,900	682
TE Connectivity Ltd	11,009	1,055
Texas Instruments Inc	30,566	3,921
VeriSign Inc *	3,400	655
Visa Inc, Cl A	56,318	10,582
Western Digital Corp	9,674	614
Western Union Co/The	14,534	389
Xerox Holdings Corp	6,676	246
Xilinx Inc	8,309	812
Zebra Technologies Corp, Cl A *	1,800	460

		204,230

Materials – 2.6%
Air Products & Chemicals Inc	7,226	1,698
Albemarle Corp	3,600	263
Amcor PLC	51,632	560
Avery Dennison Corp	2,815	368
Ball Corp	10,872	703
Celanese Corp, Cl A	4,200	517
CF Industries Holdings Inc	7,250	346
Corteva Inc	24,073	712
Dow Inc	24,406	1,336
DuPont de Nemours Inc	24,373	1,565
Eastman Chemical Co	4,420	350

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ecolab Inc	8,234	$1,589
FMC Corp	4,200	419
Freeport-McMoRan Inc, Cl B	48,736	639
International Flavors & Fragrances Inc (A)	3,494	451
International Paper Co	12,674	584
Linde PLC	17,620	3,751
LyondellBasell Industries NV, Cl A	8,274	782
Martin Marietta Materials Inc, Cl A	2,019	564
Mosaic Co/The	11,909	258
Newmont Goldcorp Corp	26,925	1,170
Nucor Corp	9,895	557
Packaging Corp of America	3,200	358
PPG Industries Inc	7,790	1,040
Sealed Air Corp	5,328	212
Sherwin-Williams Co/The, Cl A	2,716	1,585
Vulcan Materials Co	4,449	641
Westrock Co	8,784	377

		23,395

Real Estate – 2.9%
Alexandria Real Estate Equities Inc ‡	3,700	598
American Tower Corp, Cl A ‡	14,600	3,355
Apartment Investment & Management Co, Cl A ‡	5,140	265
AvalonBay Communities Inc ‡	4,608	966
Boston Properties Inc ‡	4,800	662
CBRE Group Inc, Cl A *‡	11,309	693
Crown Castle International Corp ‡	13,604	1,934
Digital Realty Trust Inc, Cl A ‡	6,869	822
Duke Realty Corp ‡	12,000	416
Equinix Inc ‡	2,816	1,644
Equity Residential ‡	11,444	926
Essex Property Trust Inc ‡	2,200	662
Extra Space Storage Inc ‡	4,300	454
Federal Realty Investment Trust ‡	2,300	296
Healthpeak Properties ‡	16,300	562
Host Hotels & Resorts Inc ‡	23,574	437
Iron Mountain Inc ‡	9,638	307
Kimco Realty Corp ‡	14,013	290
Mid-America Apartment Communities Inc ‡	3,600	475
Prologis Inc ‡	20,699	1,845
Public Storage ‡	4,966	1,058
Realty Income Corp ‡	10,400	766
Regency Centers Corp ‡	5,499	347
SBA Communications Corp, Cl A ‡	3,600	868
Simon Property Group Inc ‡	10,106	1,505
SL Green Realty Corp ‡	2,600	239
UDR Inc ‡	9,500	444
Ventas Inc ‡	12,132	700
Vornado Realty Trust ‡	4,977	331
Welltower Inc ‡	13,300	1,088

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weyerhaeuser Co ‡	24,861	$751

		25,706

Utilities – 3.3%
AES Corp/VA	20,990	418
Alliant Energy Corp	7,900	432
Ameren Corp	7,853	603
American Electric Power Co Inc	16,315	1,542
American Water Works Co Inc	5,900	725
Atmos Energy Corp	3,900	436
CenterPoint Energy Inc	17,185	469
CMS Energy Corp	9,601	603
Consolidated Edison Inc	11,033	998
Dominion Energy Inc	27,387	2,268
DTE Energy Co	6,445	837
Duke Energy Corp	23,916	2,181
Edison International	11,857	894
Entergy Corp	6,664	798
Evergy Inc	7,599	495
Eversource Energy	10,835	922
Exelon Corp	31,955	1,457
FirstEnergy Corp	17,423	847
NextEra Energy Inc	16,020	3,879
NiSource Inc	12,592	351
NRG Energy Inc	7,913	314
Pinnacle West Capital Corp	3,649	328
PPL Corp	23,371	839
Public Service Enterprise Group Inc	16,630	982
Sempra Energy	9,345	1,416
Southern Co/The	34,835	2,219
WEC Energy Group Inc	10,319	952
Xcel Energy Inc	17,336	1,101

		29,306

Total Common Stock (Cost $309,184) ($ Thousands)		881,194

AFFILIATED PARTNERSHIP – 0.0%
SEI Liquidity Fund, L.P. 1.600% **†(B)	441,939	442

Total Affiliated Partnership (Cost $441) ($ Thousands)		442

CASH EQUIVALENT – 1.5%
SEI Daily Income Trust, Government Fund,
Cl F 1.500%**†	13,156,585	13,157

Total Cash Equivalent (Cost $13,157) ($ Thousands)		13,157

Total Investments in Securities – 99.9% (Cost $322,782) ($ Thousands)		$894,793

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

S&P 500 Index Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	95	Mar-2020	$15,098	$15,348	$250

Percentages are based on Net Assets of $895,672 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $439 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $442 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	881,194	–	–	881,194
Affiliated Partnership	–	442	–	442
Cash Equivalent	13,157	–	–	13,157

Total Investments in Securities	894,351	442	–	894,793

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	250	–	–	250

Total Other Financial Instruments	250	–	–	250

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	–	4,403	(3,961)	–	–	442	441,939	–	–
SEI Daily Income Trust, Government Fund, Cl F	8,999	41,144	(36,986)	–	–	13,157	13,156,585	44	–

	8,999	45,547	(40,947)	–	–	13,599	13,598,524	44	–

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.9%
Communication Services – 2.5%
Boingo Wireless Inc *	67,039	$734
Cable One Inc	1,634	2,432
Cardlytics Inc *	12,307	774
Cargurus Inc, Cl A *	13,062	459
Central European Media Enterprises Ltd, Cl A *	38,480	174
Cincinnati Bell Inc *	4,450	47
Cogent Communications Holdings Inc	43,791	2,882
Criteo SA ADR *	28,561	495
EverQuote Inc, Cl A *	27,629	949
Glu Mobile Inc *	71,957	435
Gogo Inc *(A)	22,272	142
IDT Corp, Cl B *	10,347	75
Liberty Latin America Ltd, Cl C *	17,020	331
Meet Group Inc/The *	33,984	170
Nexstar Media Group Inc, Cl A	14,681	1,721
Rosetta Stone Inc *	8,059	146
TechTarget Inc *	10,262	268
Travelzoo *	2,879	31
Vonage Holdings Corp *	204,835	1,518
World Wrestling Entertainment Inc, Cl A (A)	21,554	1,398
Yelp Inc, Cl A *	5,300	185

		15,366

Consumer Discretionary – 13.2%
Aaron’s Inc	28,641	1,636
Advance Auto Parts Inc	6,296	1,008
Asbury Automotive Group Inc *	4,252	475
Bloomin’ Brands Inc	163,720	3,613
Boot Barn Holdings Inc *	15,577	694
Brinker International Inc	7,956	334
Buckle Inc/The (A)	25,035	677
Callaway Golf Co	52,609	1,115
Career Education Corp *	29,504	543
Carter’s Inc	11,615	1,270
Cheesecake Factory Inc/The	89,832	3,491
Chegg Inc *	2,023	77
Churchill Downs Inc	6,771	929
Clarus Corp	794	11
Collectors Universe Inc	4,197	97
Cooper Tire & Rubber Co	25,987	747
Core-Mark Holding Co Inc, Cl A	52,858	1,437
Crocs Inc *	44,081	1,847
Dave & Buster’s Entertainment Inc	72,569	2,915
Deckers Outdoor Corp *	4,244	717

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dick’s Sporting Goods Inc	13,900	$688
Domino’s Pizza Inc	7,181	2,110
Eldorado Resorts Inc *(A)	53,286	3,178
Etsy Inc *	18,781	832
Everi Holdings Inc *	90,834	1,220
Expedia Group Inc	1,382	149
Five Below Inc *	1,192	152
Fox Factory Holding Corp *	5,969	415
Funko Inc, Cl A *	9,209	158
Genesco Inc *	7,200	345
Gentex Corp	22,941	665
Grand Canyon Education Inc *	2,710	260
Haverty Furniture Cos Inc	2,834	57
Hibbett Sports Inc *	8,198	230
Installed Building Products Inc *	6,617	456
Jack in the Box Inc	17,209	1,343
JC Penney Co Inc *(A)	154,168	173
K12 Inc *	13,327	271
LCI Industries	12,079	1,294
Lithia Motors Inc, Cl A	3,827	563
LKQ Corp *	41,696	1,488
Loral Space & Communications Inc *	1,605	52
Malibu Boats Inc, Cl A *	3,959	162
Marine Products Corp	2,874	41
Matthews International Corp, Cl A	19,461	743
Meritage Homes Corp *	14,460	884
Michaels Cos Inc/The *	47,153	381
Modine Manufacturing Co *	467,406	3,599
Monro Inc	26,344	2,060
Murphy USA Inc *	28,208	3,300
Oxford Industries Inc, Cl A	11,270	850
Papa John’s International Inc, Cl A	10,590	669
Peloton Interactive Inc, Cl A *(A)	21,500	611
Planet Fitness Inc, Cl A *	12,329	921
PlayAGS Inc *	100,453	1,218
Pool Corp	16,317	3,465
Rent-A-Center Inc/TX	20,749	598
RH *	3,697	789
Rocky Brands Inc	1,590	47
Sally Beauty Holdings Inc *	1,669	30
Scientific Games Corp, Cl A *	24,159	647
Service Corp International/US	45,367	2,088
Shutterstock Inc *	11,650	500
Skechers U.S.A. Inc, Cl A *	35,980	1,554
Skyline Champion Corp *	13,552	430
Sleep Number Corp *	6,448	317
Sonic Automotive Inc, Cl A	17,410	540
Steven Madden Ltd	37,391	1,608
Strategic Education Inc	6,010	955
Tempur Sealy International Inc *	7,480	651
TopBuild Corp *	4,600	474

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tractor Supply Co	21,426	$2,002
Universal Electronics Inc *	4,158	217
Urban Outfitters Inc *	135,712	3,769
Vail Resorts Inc	12,424	2,980
Vera Bradley Inc *	2,452	29
Vista Outdoor Inc *	55,203	413
Wingstop Inc, Cl A	513	44
WW International Inc *	15,000	573
Wyndham Hotels & Resorts Inc	32,378	2,034
YETI Holdings Inc *(A)	14,863	517
Zumiez Inc *	9,010	311

		82,753

Consumer Staples – 4.8%
Andersons Inc/The	60,738	1,535
BJ’s Wholesale Club Holdings Inc *(A)	33,900	771
Boston Beer Co Inc/The, Cl A *	137	52
Calavo Growers Inc	22,048	1,997
Cal-Maine Foods Inc	26,724	1,142
Casey’s General Stores Inc	11,529	1,833
Church & Dwight Co Inc	25,454	1,790
Darling Ingredients Inc *	117,787	3,307
elf Beauty Inc *	12,147	196
Freshpet Inc *	12,300	727
Hain Celestial Group Inc/The *	92,187	2,393
Hostess Brands Inc, Cl A *	103,022	1,498
J&J Snack Foods Corp	11,955	2,203
Lifevantage Corp *	6,000	94
Medifast Inc (A)	37,956	4,159
Nature’s Sunshine Products Inc *	5,913	53
Performance Food Group Co *	19,844	1,022
Sanderson Farms Inc	6,513	1,148
Simply Good Foods Co/The *	16,390	468
Spectrum Brands Holdings Inc	14,203	913
TreeHouse Foods Inc *	54,065	2,622
Village Super Market Inc, Cl A	4,166	97

		30,020

Energy – 3.0%
Arch Coal Inc	3,506	252
Cabot Oil & Gas Corp	91,228	1,588
Callon Petroleum Co *(A)	238,771	1,153
Carrizo Oil & Gas Inc *(A)	–	–
Cimarex Energy Co	46,800	2,457
Clean Energy Fuels Corp *	13,000	30
CVR Energy Inc	3,847	156
Delek US Holdings Inc	82,103	2,753
DHT Holdings Inc	127,326	1,054
Diamond S Shipping Inc *	39,000	653
DMC Global Inc (A)	15,800	710
Dorian LPG Ltd *	2,531	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dril-Quip Inc *	1,360	$64
Gulfport Energy Corp *	408,458	1,242
Helix Energy Solutions Group Inc *	42,522	409
International Seaways Inc *	22,850	680
Nordic American Tankers Ltd	141,481	696
Phillips 66 Partners LP (A)(B)	27,979	1,725
Scorpio Tankers Inc	55,608	2,188
Select Energy Services Inc, Cl A *	46,709	433
Smart Sand Inc *(A)	17,166	43
SRC Energy Inc *	72,125	297
Teekay Tankers Ltd, Cl A	9,754	234
W&T Offshore Inc *	6,925	38

		18,894

Financials – 17.6%
Affiliated Managers Group Inc	37,593	3,186
American Equity Investment Life Holding Co	187,365	5,608
Ameris Bancorp	17,993	765
Apollo Global Management Inc, Cl A	17,000	811
Ares Management Corp, Cl A	21,636	772
Artisan Partners Asset Management Inc, Cl A	2,558	83
Axos Financial Inc *	25,748	780
Banc of California Inc	50,924	875
Bancorp Inc/The *	107,613	1,396
Bank of Marin Bancorp	2,937	132
Bank of NT Butterfield & Son Ltd/The	44,307	1,640
Bank OZK	95,735	2,920
BankUnited Inc	193,103	7,060
Blackstone Mortgage Trust Inc, Cl A ‡	60,043	2,235
Bridge Bancorp Inc	7,365	247
Bridgewater Bancshares Inc *	11,564	159
Brightsphere Investment Group Inc	34,483	352
Cambridge Bancorp	328	26
Cannae Holdings Inc *	25,241	939
Capstar Financial Holdings Inc	6,167	103
CBTX Inc	8,313	259
Central Pacific Financial Corp	10,225	302
Century Bancorp Inc/MA, Cl A	1,491	134
CNO Financial Group Inc	296,028	5,367
Coastal Financial Corp/WA *	4,608	76
Cohen & Steers Inc	52,971	3,324
Cowen Inc, Cl A *	92,890	1,463
Curo Group Holdings Corp *	7,704	94
Donegal Group Inc, Cl A	5,155	76
Dynex Capital Inc ‡	39,916	676
eHealth Inc *	646	62
Elevate Credit Inc *	11,640	52
Encore Capital Group Inc *	3,747	132
Enova International Inc *	13,834	333
Esquire Financial Holdings Inc *	3,274	85
Essent Group Ltd	16,798	873

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evercore Inc, Cl A	21,827	$1,632
FactSet Research Systems Inc	7,471	2,004
Federal Agricultural Mortgage Corp, Cl C	619	52
Federated Investors Inc, Cl B	16,356	533
FGL Holdings	8,298	88
First BanCorp/Puerto Rico	54,304	575
First Choice Bancorp	5,347	144
First Commonwealth Financial Corp	299,035	4,339
First Financial Bankshares Inc, Cl A	25,200	885
First Horizon National Corp	118,065	1,955
First Northwest Bancorp	5,461	99
FNB Corp/PA	569,500	7,233
Great Southern Bancorp Inc	3,057	194
Great Western Bancorp Inc	106,758	3,709
Green Dot Corp, Cl A *	103,863	2,420
Hallmark Financial Services Inc *	6,702	118
Hanover Insurance Group Inc/The, Cl A	5,126	701
Health Insurance Innovations Inc, Cl A *(A)	4,738	91
Hercules Capital Inc, Cl A (A)	129,360	1,814
Home BancShares Inc/AR	135,914	2,672
HomeStreet Inc	3,339	114
IBERIABANK Corp	27,473	2,056
Independent Bank Corp/MI	5,681	129
Kemper Corp, Cl A	16,137	1,251
Luther Burbank Corp	9,437	109
MarketAxess Holdings Inc	5,451	2,067
Mercantile Bank Corp	6,785	247
Meta Financial Group Inc	3,652	133
Metropolitan Bank Holding Corp *	3,189	154
MGIC Investment Corp	137,202	1,944
Mr Cooper Group Inc *	3,135	39
MSCI Inc, Cl A	7,856	2,028
MVB Financial Corp	5,150	128
National General Holdings Corp	200,932	4,441
Nicolet Bankshares Inc *	3,445	254
Norwood Financial Corp	2,991	116
Oak Valley Bancorp	2,000	39
OFG Bancorp	39,279	927
OneMain Holdings Inc, Cl A	16,537	697
Palomar Holdings Inc, Cl A *	13,999	707
Parke Bancorp Inc	3,620	92
PennyMac Financial Services Inc	24,665	840
PennyMac Mortgage Investment Trust ‡	12,994	290
Primerica Inc	1,267	165
ProAssurance Corp	42,489	1,536
Prosperity Bancshares Inc	30,488	2,192
Radian Group Inc	18,261	459
Republic Bancorp Inc/KY, Cl A	4,781	224
Riverview Bancorp Inc	10,312	85
Southern National Bancorp of Virginia Inc	9,421	154
Spirit of Texas Bancshares Inc *	1,700	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sterling Bancorp/DE	124,085	$2,616
Stock Yards Bancorp Inc	3,440	141
Tiptree Inc	13,525	110
TriState Capital Holdings Inc *	11,035	288
Umpqua Holdings Corp	303,309	5,369
Univest Financial Corp	49,679	1,330
Victory Capital Holdings Inc, Cl A	32,000	671
Waddell & Reed Financial Inc, Cl A (A)	7,222	121
Wintrust Financial Corp	15,149	1,074

		110,031

Health Care – 14.7%
ACADIA Pharmaceuticals Inc *	23,506	1,006
Adamas Pharmaceuticals Inc *	5,008	19
Addus HomeCare Corp *	7,800	758
Aerie Pharmaceuticals Inc *(A)	25,123	607
Aimmune Therapeutics Inc *(A)	16,925	566
Akebia Therapeutics Inc *	32,991	209
Allakos Inc *(A)	8,612	821
Alphatec Holdings Inc *	80,000	568
Amedisys Inc *	8,886	1,483
Anika Therapeutics Inc *	5,979	310
Antares Pharma Inc *	194,077	912
Arrowhead Pharmaceuticals Inc *(A)	17,511	1,111
Axsome Therapeutics Inc *(A)	10,517	1,087
Baudax Bio Inc *	1,964	14
BioDelivery Sciences International Inc *	139,485	882
BioMarin Pharmaceutical Inc *	8,509	719
BioSpecifics Technologies Corp *	2,644	151
Cantel Medical Corp (A)	23,419	1,660
Cardiovascular Systems Inc *	54,338	2,640
Catalyst Pharmaceuticals Inc *	28,666	108
Chemed Corp	4,787	2,103
ChemoCentryx Inc *	18,500	732
Coherus Biosciences Inc *	9,308	168
Collegium Pharmaceutical Inc *	17,869	368
CONMED Corp	8,443	944
Corcept Therapeutics Inc *	14,117	171
CorVel Corp *	2,543	222
Cutera Inc *	22,525	807
Deciphera Pharmaceuticals Inc *	10,800	672
Dicerna Pharmaceuticals Inc *	32,491	716
Eidos Therapeutics Inc *(A)	9,200	528
Emergent BioSolutions Inc *	19,907	1,074
Encompass Health Corp	26,855	1,860
Ensign Group Inc/The	50,699	2,300
Envista Holdings Corp *	59,700	1,770
Enzo Biochem Inc *	1,583	4
Epizyme Inc *	33,554	825
Forty Seven Inc *	17,000	669
Genesis Healthcare Inc, Cl A *	21,733	36

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Glaukos Corp *	1,033	$56
Global Blood Therapeutics Inc *	19,564	1,555
Halozyme Therapeutics Inc *	3,117	55
HealthEquity Inc *	10,772	798
HMS Holdings Corp *	6,034	179
Immunomedics Inc *	32,690	692
Insmed Inc *	12,411	296
Inspire Medical Systems Inc *	6,959	516
Insulet Corp *	3,162	541
Integer Holdings Corp *	6,295	506
Integra LifeSciences Holdings Corp *	13,816	805
Intercept Pharmaceuticals Inc *(A)	5,200	644
Iovance Biotherapeutics Inc *	23,892	661
iRadimed Corp *	2,933	69
Ironwood Pharmaceuticals Inc, Cl A *	57,169	761
Jazz Pharmaceuticals PLC *	3,249	485
Joint Corp/The *	7,234	117
Karuna Therapeutics Inc *(A)	8,622	650
Karyopharm Therapeutics Inc *	37,531	719
Krystal Biotech Inc *(A)	9,784	542
Lannett Co Inc *(A)	11,000	97
Lantheus Holdings Inc *	3,911	80
LHC Group Inc *	8,100	1,116
Ligand Pharmaceuticals Inc *	19,279	2,011
Magellan Health Inc *	66,824	5,229
MannKind Corp *(A)	110,851	143
Masimo Corp *	5,145	813
Medpace Holdings Inc *	6,882	579
MEI Pharma Inc *	42,011	104
MeiraGTx Holdings plc *	2,419	48
Mirati Therapeutics Inc *	4,700	606
MyoKardia Inc *	8,400	612
Myriad Genetics Inc *	10,891	297
Natera Inc *	11,951	403
Nektar Therapeutics, Cl A *	19,609	423
NeoGenomics Inc *	91,895	2,688
Neurocrine Biosciences Inc *	7,611	818
Nevro Corp *	7,100	835
NextGen Healthcare Inc *	1,710	27
Novocure Ltd *	9,345	788
Omnicell Inc *	19,717	1,611
Optinose Inc *(A)	23,840	220
Pacira BioSciences Inc *	21,504	974
Premier Inc, Cl A *	35,464	1,343
Prestige Consumer Healthcare Inc, Cl A *	51,259	2,076
Principia Biopharma Inc *	12,000	657
Puma Biotechnology Inc *	25,032	219
Quest Diagnostics Inc	16,707	1,784
Quidel Corp *	316	24
R1 RCM Inc *	136,485	1,772
Reata Pharmaceuticals Inc, Cl A *	6,200	1,267

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Recro Pharma Inc *	4,912	$90
Repligen Corp *	11,070	1,024
ResMed Inc	13,887	2,152
Revance Therapeutics Inc *	24,535	398
Rigel Pharmaceuticals Inc *	77,587	166
SeaSpine Holdings Corp *	67,094	806
Select Medical Holdings Corp *	35,893	838
Sientra Inc *	59,493	532
Simulations Plus Inc	4,231	123
STAAR Surgical Co *	919	32
STERIS PLC	13,950	2,126
Supernus Pharmaceuticals Inc *	25,445	604
Tactile Systems Technology Inc *	2,349	159
Teleflex Inc	4,860	1,830
Tenet Healthcare Corp *	24,200	920
Tivity Health Inc *(A)	207,013	4,212
Tocagen Inc *	32,266	17
Triple-S Management Corp, Cl B *	1,724	32
US Physical Therapy Inc	8,597	983
Vanda Pharmaceuticals Inc *	22,142	363
Veracyte Inc *	47,649	1,330
Vericel Corp *	61,917	1,077
Voyager Therapeutics Inc *	11,040	154

		91,879

Industrials – 16.2%
ACCO Brands Corp	67,188	629
Actuant Corp, Cl A	32,744	852
Advanced Drainage Systems Inc	18,920	735
AECOM *	15,724	678
Altra Industrial Motion Corp	30,094	1,090
American Woodmark Corp *	4,791	501
Apogee Enterprises Inc	26,993	877
Arcosa Inc	15,500	691
Armstrong World Industries Inc	12,888	1,211
ASGN Inc *	24,697	1,753
Astec Industries Inc	18,226	765
Atkore International Group Inc *	36,477	1,476
Atlas Air Worldwide Holdings Inc *	23,582	650
Axon Enterprise Inc *	12,113	888
Badger Meter Inc	35,320	2,293
Barrett Business Services Inc	939	85
BMC Stock Holdings Inc *	78,382	2,249
Brady Corp, Cl A	15,682	898
BrightView Holdings Inc *	50,163	846
Brink’s Co/The	15,783	1,431
Builders FirstSource Inc *	28,237	718
BWX Technologies Inc, Cl W	61,936	3,845
Casella Waste Systems Inc, Cl A *	13,263	611
Cimpress PLC *(A)	8,925	1,123
CIRCOR International Inc *	20,634	954

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clean Harbors Inc *	24,771	$2,124
Commercial Vehicle Group Inc *	10,877	69
Costamare Inc	21,328	203
CoStar Group Inc *	1,460	874
CSW Industrials Inc	5,006	385
Douglas Dynamics Inc	12,500	688
DXP Enterprises Inc/TX *	1,788	71
Dycom Industries Inc *	8,873	418
EMCOR Group Inc	14,738	1,272
EnPro Industries Inc	16,713	1,118
Federal Signal Corp	1,958	63
Fortress Transportation & Infrastructure Investors LLC (B)	92,847	1,814
Foundation Building Materials Inc *	6,802	132
FTI Consulting Inc *	15,151	1,677
Generac Holdings Inc *	17,688	1,779
Gibraltar Industries Inc *	12,817	646
GMS Inc *	12,383	335
Great Lakes Dredge & Dock Corp *	25,943	294
Harsco Corp *	1,002	23
Healthcare Services Group Inc	31,259	760
HEICO Corp (A)	14,834	1,693
Herman Miller Inc	20,830	868
Hexcel Corp, Cl A	11,206	822
Hillenbrand Inc	22,973	765
Huntington Ingalls Industries Inc, Cl A	7,455	1,870
Huron Consulting Group Inc *	36,994	2,542
IAA Inc *	24,714	1,163
ICF International Inc, Cl A	28,593	2,620
ITT Inc	36,134	2,671
JetBlue Airways Corp *	155,988	2,920
John Bean Technologies Corp, Cl A	5,684	640
KAR Auction Services Inc	31,543	687
Kelly Services Inc, Cl A	30,335	685
Kforce Inc	515	20
Kimball International Inc, Cl B	5,451	113
Korn Ferry	29,420	1,247
Kratos Defense & Security Solutions Inc *	9,800	177
Lawson Products Inc/DE *	622	32
LB Foster Co, Cl A *	24,178	469
Masonite International Corp *	26,063	1,882
MasTec Inc *	30,650	1,967
McGrath RentCorp	8,500	651
Meritor Inc *	19,596	513
MSC Industrial Direct Co Inc, Cl A	31,598	2,479
Nordson Corp	13,460	2,192
Plug Power Inc *(A)	186,655	590
Powell Industries Inc	3,091	151
Quanta Services Inc	11,434	465
Regal Beloit	15,688	1,343
Ryder System Inc	30,811	1,673

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saia Inc *	11,298	$1,052
SkyWest Inc	2,789	180
Snap-on Inc	11,177	1,893
Spartan Motors Inc	14,544	263
SPX Corp *	20,139	1,025
SPX FLOW Inc *	12,311	602
Standex International Corp	16,365	1,299
Steelcase Inc, Cl A	25,986	532
Sterling Construction Co Inc *	11,175	157
Team Inc *(A)	87,575	1,399
Tetra Tech Inc	35,283	3,040
Titan Machinery Inc *	9,735	144
Toro Co/The	23,334	1,859
TriMas Corp *	28,763	903
TriNet Group Inc *	5,871	332
Universal Forest Products Inc	15,699	749
Watts Water Technologies Inc, Cl A	6,795	678
WESCO International Inc *	47,305	2,809
WillScot Corp, Cl A *	89,183	1,649
XPO Logistics Inc *(A)	27,252	2,172

		101,241

Information Technology – 16.5%
Acacia Communications Inc *	10,746	729
ACI Worldwide Inc *	38,606	1,463
Adesto Technologies Corp *	10,855	92
Airgain Inc *	2,266	24
Alteryx Inc, Cl A *	3,468	347
Amkor Technology Inc *	51,662	672
Belden Inc	14,002	770
Bottomline Technologies DE Inc *	13,800	740
Box Inc, Cl A *	58,861	988
Broadridge Financial Solutions Inc	16,031	1,980
Cabot Microelectronics Corp	14,312	2,065
CACI International Inc, Cl A *	13,231	3,308
CalAmp Corp *	69,289	664
Cardtronics PLC *	1,161	52
ChannelAdvisor Corp *	12,588	114
Ciena Corp *	18,547	792
Cirrus Logic Inc *	15,237	1,256
Coda Octopus Group Inc *	4,726	40
Cognex Corp	34,628	1,941
Conduent Inc *	125,167	776
Cornerstone OnDemand Inc *	22,617	1,324
CSG Systems International Inc	952	49
Cypress Semiconductor Corp	29,950	699
Diebold Nixdorf Inc *	19,107	202
Digi International Inc *	32,000	567
Digital Turbine Inc *	108,074	771
Diodes Inc *	10,243	577
Echo Global Logistics Inc *	15,175	314

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
eGain Corp *	6,248	$49
Enphase Energy Inc *(A)	9,012	235
Entegris Inc	11,421	572
Euronet Worldwide Inc *	11,755	1,852
EVERTEC Inc	19,088	650
ExlService Holdings Inc *	22,780	1,582
FireEye Inc *	80,895	1,337
Five9 Inc *	23,354	1,532
FormFactor Inc *	31,253	812
Harmonic Inc, Cl A *	89,773	700
Ichor Holdings Ltd *	2,616	87
II-VI Inc *	134,587	4,532
Impinj Inc *	5,721	148
Infinera Corp *	92,000	730
Inphi Corp *	13,350	988
Insight Enterprises Inc *	9,809	689
Itron Inc *	13,664	1,147
j2 Global Inc	15,587	1,461
Jabil Inc	18,900	781
Jack Henry & Associates Inc	11,157	1,625
KBR Inc	26,725	815
Lattice Semiconductor Corp *	41,210	789
Limelight Networks Inc *	352,483	1,438
Littelfuse Inc	9,265	1,772
LogMeIn Inc	26,387	2,262
Lumentum Holdings Inc *	9,143	725
MACOM Technology Solutions Holdings Inc *	98,953	2,632
ManTech International Corp/VA, Cl A	23,913	1,910
MAXIMUS Inc	25,438	1,892
MKS Instruments Inc	5,800	638
MobileIron Inc *	32,727	159
Model N Inc *	24,216	849
Napco Security Technologies Inc *	4,698	138
NCR Corp *	106,479	3,744
Nuance Communications Inc *	41,266	736
ON Semiconductor Corp *	81,693	1,992
OneSpan Inc *	14,785	253
Onto Innovation Inc *	7,972	291
Paylocity Holding Corp *	5,923	716
Paysign Inc *(A)	10,948	111
PC Connection Inc	856	43
Perficient Inc *	67,850	3,126
Photronics Inc *	53,846	849
Plexus Corp *	8,855	681
Power Integrations Inc	26,515	2,623
Proofpoint Inc *	6,853	787
Semtech Corp *	42,192	2,232
SPS Commerce Inc *	10,898	604
Super Micro Computer Inc *	251,485	6,041
Switch Inc, Cl A (A)	94,758	1,404
Synaptics Inc *	10,200	671

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SYNNEX Corp	24,662	$3,176
Tech Data Corp *	7,295	1,048
Telenav Inc *	13,793	67
Trade Desk Inc/The, Cl A *	6,989	1,816
Ultra Clean Holdings Inc *	36,000	845
Unisys Corp *	14,080	167
Verra Mobility Corp, Cl A *	4,446	62
Viavi Solutions Inc *	245,352	3,680
Virtusa Corp *	29,592	1,341
Vishay Precision Group Inc *	1,039	35
Wix.com Ltd *	13,376	1,637
WNS Holdings Ltd ADR *	16,351	1,082
Workiva Inc, Cl A *	5,821	245
Zscaler Inc *	6,696	311

		103,260

Materials – 4.0%
Allegheny Technologies Inc *	49,935	1,032
B2Gold Corp	334,341	1,341
Cabot Corp	11,248	534
Century Aluminum Co *	88,509	665
Commercial Metals Co, Cl A	243,027	5,412
Forterra Inc *	10,098	117
FutureFuel Corp	13,620	169
Gold Resource Corp	176,000	975
HB Fuller Co	20,541	1,059
Ingevity Corp *	24,712	2,159
Innospec Inc	500	52
International Flavors & Fragrances Inc (A)	2,186	282
Koppers Holdings Inc *	7,957	304
Livent Corp *	227,998	1,949
O-I Glass Inc, Cl I	62,786	749
Olin Corp	51,190	883
Quaker Chemical Corp	10,703	1,761
Sensient Technologies Corp	24,494	1,619
Silgan Holdings Inc	29,144	906
Valvoline Inc	49,162	1,053
Warrior Met Coal Inc	10,567	223
WR Grace & Co	23,956	1,673

		24,917

Real Estate – 3.0%
Alexandria Real Estate Equities Inc ‡	13,254	2,142
Americold Realty Trust ‡	52,313	1,834
CIM Commercial Trust Corp ‡	1,152	17
Columbia Property Trust Inc ‡	69,717	1,458
CorEnergy Infrastructure Trust Inc ‡	3,500	156
CoreSite Realty Corp ‡	15,806	1,772
Corporate Office Properties Trust ‡	51,053	1,500
Cushman & Wakefield PLC *‡	17,058	349
First Industrial Realty Trust Inc ‡	1,096	46

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Franklin Street Properties Corp ‡	44,079	$377
Gladstone Commercial Corp ‡	12,452	272
Global Medical REIT Inc ‡	11,210	148
Global Net Lease Inc ‡	2,168	44
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	14,268	459
Innovative Industrial Properties Inc, Cl A ‡(A)	1,940	147
Kennedy-Wilson Holdings Inc ‡	82,441	1,838
Lexington Realty Trust, Cl B ‡	134,311	1,426
Medical Properties Trust Inc ‡	59,144	1,249
New Senior Investment Group Inc ‡	33,716	258
Newmark Group Inc, Cl A ‡	60,401	813
Pennsylvania Real Estate Investment Trust ‡(A)	8,322	44
RMR Group Inc/The, Cl A ‡	1,999	91
Ryman Hospitality Properties Inc ‡	22,273	1,930
Safehold Inc ‡	4,286	173
STAG Industrial Inc ‡	6,288	199

		18,742

Utilities – 2.4%
Algonquin Power & Utilities Corp	161,192	2,281
American States Water Co	20,045	1,737
American Water Works Co Inc	17,156	2,107
AquaVenture Holdings Ltd *	4,646	126
Atlantic Power Corp *	53,495	125
Black Hills Corp, Cl A	13,423	1,054
Hawaiian Electric Industries Inc	23,107	1,083
IDACORP Inc, Cl A	11,074	1,183
Portland General Electric Co	37,328	2,082
Pure Cycle Corp *	10,458	132
Spire Inc	8,200	683
UGI Corp	45,549	2,057

		14,650

Total Common Stock (Cost $527,114) ($ Thousands)		611,753

EXCHANGE TRADED FUND – 0.1%
iShares Russell 2000 Value ETF	6,181	795

Total Exchange Traded Fund (Cost $749) ($ Thousands)		795

AFFILIATED PARTNERSHIP – 5.2%
SEI Liquidity Fund, L.P. 1.600% **†(C)	32,480,456	32,479

Total Affiliated Partnership (Cost $32,480) ($ Thousands)		32,479

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 0.5%
SEI Daily Income Trust, Government Fund, Cl F 1.500% **†	3,178,011	$3,178

Total Cash Equivalent (Cost $3,178) ($ Thousands)		3,178

Total Investments in Securities – 103.7% (Cost $563,521) ($ Thousands)		$648,205

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Fund (Continued)

Percentages are based on Net Assets of $625,108 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $32,438 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2019, such securities amounted to $3,539 ($ Thousands), or 0.57% of the net assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $32,479 ($ Thousands).

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

Cl – Class

CVR – Contingent Value Rights

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

L.P. – Limited Partnership

Ltd. – Limited

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

REIT – Real Estate investment Trust

SPX – Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	611,753	–	–	611,753
Exchange Traded Fund	795	–	–	795
Affiliated Partnership	–	32,479	–	32,479
Cash Equivalent	3,178	–	–	3,178

Total Investments in Securities	615,726	32,479	–	648,205

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	16,900	45,676	(30,098)	1	–	32,479	32,480,456	56	–
SEI Daily Income Trust, Government Fund, Cl F	13,698	23,420	(33,940)	–	–	3,178	3,178,011	43	–

Totals	30,598	69,096	(64,038)	1	–	35,657	35,658,467	99	–

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 95.9%
Communication Services – 2.7%
AMC Networks Inc, Cl A *	16,756	$662
Entercom Communications Corp	77,830	361
Gannett	9,140	58
Glu Mobile Inc *	21,351	129
IAC/InterActiveCorp *	12,109	3,017
Liberty TripAdvisor Holdings Inc, Cl A *	19,142	141
Nexstar Media Group Inc, Cl A	26,219	3,074
Sinclair Broadcast Group Inc, Cl A	22,728	758
TEGNA Inc	35,822	598
Travelzoo *	2,040	22
Tribune Publishing Co	5,805	76
Yelp Inc, Cl A *	7,754	270

		9,166

Consumer Discretionary – 10.9%
Aaron’s Inc	11,181	639
Abercrombie & Fitch Co, Cl A	6,613	114
American Axle & Manufacturing Holdings Inc *	67,843	730
American Eagle Outfitters Inc	34,294	504
American Public Education Inc *	4,294	118
Bassett Furniture Industries Inc	3,552	59
Bed Bath & Beyond Inc (A)	24,120	417
Big Lots Inc	14,532	417
Bloomin’ Brands Inc	38,227	844
Brinker International Inc	6,058	254
Buckle Inc/The	3,069	83
Career Education Corp *	8,568	158
Cheesecake Factory Inc/The	42,439	1,649
Collectors Universe Inc	2,018	47
Cooper Tire & Rubber Co	18,800	541
Cooper-Standard Holdings Inc *	14,218	471
Dana Inc	74,666	1,359
Dave & Buster’s Entertainment Inc	24,125	969
Deckers Outdoor Corp *	2,522	426
Dick’s Sporting Goods Inc	31,181	1,543
Dillard’s Inc, Cl A (A)	1,622	119
Ethan Allen Interiors Inc	2,958	56
Extended Stay America Inc	95,639	1,421
Fossil Group Inc *	13,386	105
GameStop Corp, Cl A (A)	35,965	219
Genesco Inc *	14,446	692
Group 1 Automotive Inc	10,744	1,074
Haverty Furniture Cos Inc	29,403	593
Hibbett Sports Inc *	7,811	219

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
K12 Inc *	5,110	$104
KB Home	11,290	387
La-Z-Boy Inc, Cl Z	26,055	820
Lithia Motors Inc, Cl A	21,398	3,146
MDC Holdings Inc	19,528	745
Meritage Homes Corp *	18,337	1,121
Modine Manufacturing Co *	282,967	2,179
Office Depot Inc	379,694	1,040
Rent-A-Center Inc/TX	5,128	148
Sally Beauty Holdings Inc *	50,635	924
Six Flags Entertainment Corp	68,848	3,106
Skechers U.S.A. Inc, Cl A *	17,751	767
Sonic Automotive Inc, Cl A	30,337	940
Taylor Morrison Home Corp, Cl A *	2,568	56
Tenneco Inc, Cl A	20,445	268
Urban Outfitters Inc *	67,918	1,886
Wendy’s Co/The	103,040	2,289
Williams-Sonoma Inc	16,531	1,214
Wyndham Destinations Inc	8,243	426

		37,406

Consumer Staples – 2.1%
Andersons Inc/The	23,868	603
Edgewell Personal Care Co *	7,581	235
Hain Celestial Group Inc/The *	20,451	531
Hostess Brands Inc, Cl A *	155,910	2,267
Ingles Markets Inc, Cl A	12,228	581
Medifast Inc (A)	12,849	1,408
Nature’s Sunshine Products Inc *	3,640	32
SpartanNash Co	36,283	517
Universal Corp/VA	15,594	890
Village Super Market Inc, Cl A	7,864	182

		7,246

Energy – 3.5%
Arch Coal Inc	10,317	740
Callon Petroleum Co *	66,561	321
Cimarex Energy Co	18,917	993
CNX Resources Corp *	44,960	398
CONSOL Energy Inc *	1,755	25
Delek US Holdings Inc	43,244	1,450
Denbury Resources Inc *(A)	221,429	312
Gulfport Energy Corp *	289,008	879
Laredo Petroleum Inc *	86,517	248
Parsley Energy Inc, Cl A	79,819	1,509
PBF Energy Inc, Cl A	30,843	967
Peabody Energy Corp	13,481	123
ProPetro Holding Corp *	5,057	57
Rattler Midstream LP (B)	67,795	1,206
SEACOR Holdings Inc, Cl A *	2,380	103
Southwestern Energy Co *(A)	237,429	575

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SRC Energy Inc *	73,924	$305
Viper Energy Partners LP (B)	45,197	1,115
World Fuel Services Corp	17,079	742

		12,068

Financials – 25.1%
Affiliated Managers Group Inc	18,196	1,542
AG Mortgage Investment Trust Inc ‡	10,695	165
Amalgamated Bank, Cl A	3,592	70
American Equity Investment Life Holding Co	104,762	3,136
Apollo Commercial Real Estate Finance Inc ‡	18,152	332
Arbor Realty Trust Inc ‡	73,184	1,050
Artisan Partners Asset Management Inc, Cl A	10,781	348
Ashford *	304	7
Associated Banc-Corp	57,787	1,274
Banco Latinoamericano de Comercio Exterior SA, Cl E	41,863	895
Bancorp Inc/The *	86,038	1,116
BankUnited Inc	115,472	4,222
BCB Bancorp Inc	4,328	60
Berkshire Hills Bancorp Inc	29,144	958
BGC Partners Inc, Cl A	429,960	2,554
BlackRock Capital Investment Corp	39,683	197
Bridge Bancorp Inc	4,384	147
Bridgewater Bancshares Inc *	5,399	74
C&F Financial Corp	1,654	92
Camden National Corp	22,334	1,029
Capstar Financial Holdings Inc	3,782	63
Cathay General Bancorp	28,520	1,085
Central Pacific Financial Corp	18,443	546
Century Bancorp Inc/MA, Cl A	689	62
CIT Group Inc	29,607	1,351
CNO Financial Group Inc	258,744	4,691
Codorus Valley Bancorp Inc	2,975	69
Cohen & Steers Inc	1,301	82
Columbia Banking System Inc	78,655	3,200
Community Trust Bancorp Inc	15,675	731
Cowen Inc, Cl A *	62,578	986
Customers Bancorp Inc *	16,223	386
Enova International Inc *	12,313	296
Esquire Financial Holdings Inc *	2,441	64
EZCORP Inc, Cl A *	13,275	91
Federal Agricultural Mortgage Corp, Cl C	19,969	1,667
FGL Holdings	28,009	298
Financial Institutions Inc	4,170	134
First Busey Corp	13,020	358
First Business Financial Services Inc	2,620	69
First Commonwealth Financial Corp	215,854	3,132
First Community Bankshares Inc	24,274	753
First Foundation Inc	9,236	161
First Guaranty Bancshares Inc	2,023	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Internet Bancorp	3,784	$90
First Merchants Corp	22,724	945
First Northwest Bancorp	3,125	57
Flagstar Bancorp Inc	29,785	1,139
Flushing Financial Corp	42,817	925
FNB Corp/PA	279,228	3,546
Fulton Financial Corp	67,239	1,172
GAMCO Investors Inc, Cl A	6,438	126
Genworth Financial Inc, Cl A *	83,169	366
Great Southern Bancorp Inc	7,596	481
Great Western Bancorp Inc	52,279	1,816
Green Dot Corp, Cl A *	55,116	1,284
Hancock Whitney Corp, Cl A	33,956	1,490
Hanmi Financial Corp	23,531	471
Hercules Capital Inc, Cl A (A)	24,837	348
Hilltop Holdings Inc	18,024	449
HomeStreet Inc	10,387	353
Hope Bancorp Inc	75,051	1,115
IBERIABANK Corp	9,791	733
International Bancshares Corp	6,036	260
Invesco Mortgage Capital Inc ‡	21,464	357
Ladder Capital Corp, Cl A ‡	36,383	656
Legg Mason Inc	29,191	1,048
Luther Burbank Corp	6,201	72
Marlin Business Services Corp	2,782	61
Merchants Bancorp/IN	4,006	79
Metropolitan Bank Holding Corp *	2,022	98
MFA Financial Inc ‡	77,184	590
MGIC Investment Corp	80,616	1,142
National General Holdings Corp	97,471	2,154
Navient Corp	44,984	615
Nelnet Inc, Cl A	15,835	922
New Mountain Finance Corp	24,562	338
OFG Bancorp	79,673	1,881
Old National Bancorp/IN, Cl A	42,411	776
OP Bancorp	6,884	71
Oppenheimer Holdings Inc, Cl A	5,242	144
Orrstown Financial Services Inc	2,452	55
PacWest Bancorp	88,998	3,406
PCB Bancorp	4,055	70
PennantPark Investment Corp	67,201	439
PennyMac Mortgage Investment Trust ‡	30,388	677
Peoples Bancorp Inc/OH	17,062	591
Popular Inc	19,991	1,174
Radian Group Inc	56,151	1,413
Republic Bancorp Inc/KY, Cl A	28,345	1,327
Southern National Bancorp of Virginia Inc	4,737	77
Starwood Property Trust Inc ‡	110,832	2,755
TCF Financial Corp	33,901	1,587
Third Point Reinsurance Ltd *	5,822	61
TriState Capital Holdings Inc *	6,717	175

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Two Harbors Investment Corp ‡	30,257	$442
Umpqua Holdings Corp	147,328	2,608
Universal Insurance Holdings Inc	11,870	332
Waddell & Reed Financial Inc, Cl A	20,201	338
Walker & Dunlop Inc	15,816	1,023
Western Asset Mortgage Capital Corp ‡	6,123	63
World Acceptance Corp *	2,183	189

		86,559

Health Care – 5.2%
Allscripts Healthcare Solutions Inc *	7,867	77
Anika Therapeutics Inc *	3,286	170
Arena Pharmaceuticals Inc *	10,830	492
Collegium Pharmaceutical Inc *	8,093	167
CorVel Corp *	922	81
Eagle Pharmaceuticals Inc/DE *	13,253	796
Exact Sciences Corp *	2,322	215
Haemonetics Corp *	1,964	226
Innoviva Inc *	81,838	1,159
Integer Holdings Corp *	693	56
Lannett Co Inc *(A)	29,770	263
Ligand Pharmaceuticals Inc *(A)	27,824	2,902
Luminex Corp	2,886	67
Magellan Health Inc *	39,595	3,098
Mallinckrodt PLC *(A)	23,064	80
MEDNAX Inc *	11,857	329
Medpace Holdings Inc *	1,996	168
NextGen Healthcare Inc *	3,229	52
Orthofix Medical Inc *	1,163	54
Owens & Minor Inc	26,801	139
Patterson Cos Inc	33,999	696
PDL BioPharma Inc *	73,978	240
Quidel Corp *	3,251	244
Select Medical Holdings Corp *	27,524	642
Syneos Health Inc, Cl A *	55,929	3,326
Tivity Health Inc *(A)	109,434	2,226
Vanda Pharmaceuticals Inc *	6,093	100

		18,065

Industrials – 13.6%
ACCO Brands Corp	172,029	1,610
Aircastle Ltd	29,554	946
American Woodmark Corp *	4,186	437
Apogee Enterprises Inc	43,700	1,420
ArcBest Corp	19,084	527
ASGN Inc *	4,563	324
Astec Industries Inc	18,039	758
Atkore International Group Inc *	30,998	1,254
Atlas Air Worldwide Holdings Inc *	31,951	881
Barrett Business Services Inc	1,599	145
BMC Stock Holdings Inc *	16,453	472

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Briggs & Stratton Corp	27,732	$185
Builders FirstSource Inc *	34,244	870
Colfax Corp *	104,502	3,802
Columbus McKinnon Corp/NY	2,104	84
Commercial Vehicle Group Inc *	8,890	56
Costamare Inc	14,218	135
Deluxe Corp	16,284	813
EMCOR Group Inc	2,175	188
EnPro Industries Inc	5,014	335
Great Lakes Dredge & Dock Corp *	5,340	61
Greenbrier Cos Inc/The	20,871	677
Hawaiian Holdings Inc	28,745	842
Heidrick & Struggles International Inc	2,286	74
Herman Miller Inc	22,142	922
Hurco Cos Inc	1,815	70
IAA Inc *	65,558	3,085
JetBlue Airways Corp *	119,774	2,242
Kaman Corp, Cl A	19,799	1,305
KAR Auction Services Inc	114,144	2,487
Kelly Services Inc, Cl A	17,043	385
Knoll Inc, Cl B	34,588	874
LB Foster Co, Cl A *	13,281	257
LSC Communications Inc	4,744	1
Meritor Inc *	58,363	1,529
Miller Industries Inc/TN	2,407	89
Moog Inc, Cl A	5,121	437
Park-Ohio Holdings Corp	11,377	383
Preformed Line Products Co	701	42
Regal Beloit Corp	13,359	1,144
RR Donnelley & Sons Co	28,142	111
Ryder System Inc	7,677	417
SkyWest Inc	26,707	1,726
Steelcase Inc, Cl A	51,819	1,060
Sterling Construction Co Inc *	9,282	131
Teledyne Technologies Inc *	10,498	3,638
Terex Corp	35,532	1,058
Timken Co/The	16,028	903
Trinity Industries Inc	70,757	1,567
Triton International Ltd/Bermuda	26,413	1,062
TrueBlue Inc *	12,803	308
Universal Forest Products Inc	3,633	173
Vectrus Inc *	4,776	245
Wabash National Corp	71,198	1,046
WESCO International Inc *	19,484	1,157

		46,750

Information Technology – 13.6%
ACI Worldwide Inc *	164,138	6,218
Amkor Technology Inc *	85,274	1,109
Avaya Holdings Corp *(A)	20,131	272
Belden Inc	14,637	805

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Benchmark Electronics Inc	38,201	$1,313
Ciena Corp *	1,272	54
Cirrus Logic Inc *	14,308	1,179
CommVault Systems Inc *	8,430	376
Comtech Telecommunications Corp	12,540	445
CSG Systems International Inc	22,551	1,168
Diodes Inc *	20,420	1,151
II-VI Inc *	49,000	1,650
Insight Enterprises Inc *	35,214	2,475
Itron Inc *	14,865	1,248
j2 Global Inc	29,614	2,775
Jabil Inc	34,209	1,414
Kulicke & Soffa Industries Inc	35,935	977
LogMeIn Inc	2,373	203
Methode Electronics Inc	24,957	982
NCR Corp *	72,319	2,543
NetScout Systems Inc *	2,325	56
NIC Inc	3,045	68
Nuance Communications Inc *	50,687	904
PC Connection Inc	2,546	126
Photronics Inc *	17,717	279
Progress Software Corp	10,601	441
Sanmina Corp *	46,952	1,608
ScanSource Inc *	16,761	619
Silicon Motion Technology Corp ADR	71,131	3,607
SMART Global Holdings Inc *	4,868	185
Super Micro Computer Inc *	125,793	3,022
Sykes Enterprises Inc *	35,325	1,307
SYNNEX Corp	9,825	1,265
Tech Data Corp *	22,482	3,228
TTM Technologies Inc *	40,206	605
Unisys Corp *	13,423	159
Verint Systems Inc *	16,449	911
Vishay Intertechnology Inc	5,090	108
Xperi Corp	2,908	54

		46,909

Materials – 8.0%
Ashland Global Holdings Inc	21,695	1,660
Axalta Coating Systems Ltd *	47,977	1,459
B2Gold Corp	121,962	489
Boise Cascade Co	9,021	330
Cabot Corp	21,161	1,006
Century Aluminum Co *	48,411	364
Chemours Co/The	23,083	418
Cleveland-Cliffs Inc (A)	75,412	633
Commercial Metals Co, Cl A	131,419	2,927
Domtar Corp	11,722	448
FMC Corp	60,758	6,065
FutureFuel Corp	7,434	92
Gold Resource Corp	72,305	401

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Greif Inc, Cl A	23,154	$1,023
Huntsman Corp	30,861	746
Kraton Corp *	23,388	592
Kronos Worldwide Inc	33,380	447
Livent Corp *	164,336	1,405
Louisiana-Pacific Corp	10,647	316
Mercer International Inc	38,892	478
O-I Glass, Cl I	86,541	1,032
Schnitzer Steel Industries Inc, Cl A	20,055	435
Schweitzer-Mauduit International Inc	8,109	340
Silgan Holdings Inc	107,969	3,356
Stepan Co	666	68
Trinseo SA	22,938	854
Warrior Met Coal Inc	11,604	245

		27,629

Real Estate – 9.0%
Altisource Portfolio Solutions SA *‡(A)	3,550	69
Ashford Hospitality Trust Inc ‡	68,980	192
Braemar Hotels & Resorts Inc ‡	32,309	288
CBL & Associates Properties Inc ‡	45,792	48
Chatham Lodging Trust ‡	34,806	638
CoreCivic Inc ‡	18,683	325
CorEnergy Infrastructure Trust Inc ‡	3,980	178
DiamondRock Hospitality Co ‡	94,934	1,052
Franklin Street Properties Corp ‡	71,915	616
Gaming and Leisure Properties Inc ‡	103,987	4,477
Hersha Hospitality Trust, Cl A ‡	51,627	751
Howard Hughes Corp/The *‡	20,404	2,587
Industrial Logistics Properties Trust ‡	29,709	666
Invitation Homes Inc ‡	48,414	1,451
Kite Realty Group Trust ‡	55,735	1,088
Lexington Realty Trust, Cl B ‡	90,238	958
Medical Properties Trust Inc ‡	255,400	5,391
Newmark Group Inc, Cl A ‡	84,098	1,132
Office Properties Income Trust ‡	19,900	640
Outfront Media Inc ‡	29,001	778
Park Hotels & Resorts Inc ‡	8,692	225
Pebblebrook Hotel Trust ‡	14,322	384
Piedmont Office Realty Trust Inc, Cl A ‡	35,069	780
PotlatchDeltic Corp ‡	6,768	293
Retail Value Inc ‡	3,479	128
RLJ Lodging Trust ‡	38,742	686
RMR Group Inc/The, Cl A ‡	5,314	243
Sabra Health Care Inc ‡	38,467	821
Senior Housing Properties Trust ‡	51,867	438
Service Properties Trust ‡	28,216	686
SITE Centers Corp ‡	43,575	611
Summit Hotel Properties Inc ‡	48,667	601
Washington Prime Group Inc ‡(A)	146,774	534

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xenia Hotels & Resorts Inc ‡	54,172	$1,171

		30,926

Utilities – 2.2%
National Fuel Gas Co	68,015	3,165
Portland General Electric Co	80,409	4,486

		7,651

Total Common Stock (Cost $278,990) ($ Thousands)		330,375

AFFILIATED PARTNERSHIP – 2.9%
SEI Liquidity Fund, L.P. 1.600% **†(C)	9,990,451	9,992

Total Affiliated Partnership (Cost $9,990) ($ Thousands)		9,992

CASH EQUIVALENT – 3.6%
SEI Daily Income Trust, Government Fund, Cl F 1.500% **†	12,438,997	12,439

Total Cash Equivalent (Cost $12,439) ($ Thousands)		12,439

Total Investments in Securities – 102.4% (Cost $301,419) ($ Thousands)		$352,806

Percentages are based on Net Assets of $344,385 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $9,867 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2019, such securities amounted to $2,321 ($ Thousands), or 0.7% of the net assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $9,992 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Value Fund (Continued)

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	330,375	–	–	330,375
Affiliated Partnership	–	9,992	–	9,992
Cash Equivalent	12,439	–	–	12,439

Total Investments in Securities	342,814	9,992	–	352,806

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “–” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with the affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	8,496	15,405	(13,909)	—	—	9,992	9,990,451	21	—
SEI Daily Income Trust, Government Fund, Cl F	16,059	8,276	(11,896)	—	—	12,439	12,438,997	56	—

	24,555	23,681	(25,805)	—	—	22,431	22,429,448	77	—

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.6%
Communication Services – 2.7%
Boingo Wireless Inc *	90,676	$993
Cardlytics Inc *	8,063	507
Cargurus Inc, Cl A *	20,492	721
Cinemark Holdings Inc	50,284	1,702
Eventbrite Inc, Cl A *	29,803	601
EverQuote Inc, Cl A *	39,388	1,353
National CineMedia Inc	105,263	768
Rosetta Stone Inc *	12,256	222
TechTarget Inc *	27,362	714
Vonage Holdings Corp *	252,923	1,874

		9,455

Consumer Discretionary – 13.1%
Asbury Automotive Group Inc *	3,848	430
Bloomin’ Brands Inc	29,390	649
Boot Barn Holdings Inc *	8,160	363
Brinker International Inc (A)	16,511	693
Buckle Inc/The (A)	35,767	967
Career Education Corp *	40,153	738
Carter’s Inc	14,743	1,612
Chegg Inc *	10,810	410
Churchill Downs Inc	4,647	638
Chuy’s Holdings Inc *	28,763	746
Clarus Corp	50,969	691
Cooper-Standard Holdings Inc *	18,970	629
Core-Mark Holding Co Inc, Cl A	1,015	28
Crocs Inc *	23,383	979
Deckers Outdoor Corp *	4,628	781
Dick’s Sporting Goods Inc	6,828	338
Eldorado Resorts Inc *	58,260	3,475
Everi Holdings Inc *	85,790	1,152
Fox Factory Holding Corp *	14,701	1,023
Funko Inc, Cl A *(A)	4,541	78
Genesco Inc *	16,631	797
Gentex Corp	10,881	315
Grand Canyon Education Inc *	11,580	1,109
Group 1 Automotive Inc	7,456	746
Haverty Furniture Cos Inc	4,136	83
Helen of Troy Ltd *	3,700	665
Hibbett Sports Inc *	5,401	151
Installed Building Products Inc *	15,782	1,087
Jack in the Box Inc	24,023	1,875
JC Penney Co Inc *	61,365	69

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
K12 Inc *	7,074	$144
Lithia Motors Inc, Cl A	2,976	437
Malibu Boats Inc, Cl A *	13,277	544
Marine Products Corp	1,832	26
Meritage Homes Corp *	17,297	1,057
Papa John’s International Inc, Cl A (A)	4,760	301
Peloton Interactive Inc, Cl A *	11,858	337
Planet Fitness Inc, Cl A *	6,542	489
Playa Hotels & Resorts NV *	101,720	854
PlayAGS Inc *	268,127	3,252
Rent-A-Center Inc/TX	11,539	333
RH *	5,916	1,263
Rocky Brands Inc	1,588	47
Sally Beauty Holdings Inc *(A)	155,125	2,831
Scientific Games Corp, Cl A *	12,105	324
SeaWorld Entertainment Inc *	20,363	646
Shutterstock Inc *	29,724	1,275
Skechers U.S.A. Inc, Cl A *	78,432	3,387
Skyline Champion Corp *	3,770	119
Sleep Number Corp *	2,141	105
Sonic Automotive Inc, Cl A	29,859	926
Steven Madden Ltd	10,136	436
Taylor Morrison Home Corp, Cl A *	39,548	865
Tempur Sealy International Inc *	3,304	288
TopBuild Corp *	3,789	391
Vera Bradley Inc *	6,192	73
Wingstop Inc, Cl A	906	78
Wolverine World Wide Inc	29,698	1,002
WW International Inc *(A)	9,307	355
YETI Holdings Inc *(A)	11,887	413
Zumiez Inc *	22,615	781

		46,696

Consumer Staples – 1.1%
BJ’s Wholesale Club Holdings Inc *	23,882	543
Boston Beer Co Inc/The, Cl A *	1,424	538
Darling Ingredients Inc *	14,116	397
Freshpet Inc *	6,420	379
Hostess Brands Inc, Cl A *	33,250	484
Medifast Inc (A)	2,840	311
Performance Food Group Co *	9,991	514
PriceSmart Inc	5,908	420
Simply Good Foods Co/The *	7,050	201
Village Super Market Inc, Cl A	3,025	70

		3,857

Energy – 2.4%
California Resources Corp *(A)	67,540	610
CNX Resources Corp *	74,587	660
CVR Energy Inc	9,835	398

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DHT Holdings Inc	99,565	$824
Diamond S Shipping Inc *	27,500	460
Dorian LPG Ltd *	37,925	587
Dril-Quip Inc *	3,955	185
Evolution Petroleum Corp	64,838	355
Helix Energy Solutions Group Inc *	81,951	789
International Seaways Inc *	11,765	350
NCS Multistage Holdings Inc *	104,586	220
Nordic American Tankers Ltd	113,745	560
RigNet Inc, Cl A *	32,892	217
Scorpio Tankers Inc	58,919	2,318

		8,533

Financials – 8.7%
American Equity Investment Life Holding Co	15,180	454
Ameris Bancorp	19,898	846
Apollo Global Management Inc, Cl A	8,659	413
Ares Management Corp, Cl A	10,623	379
Artisan Partners Asset Management Inc, Cl A	7,577	245
BancorpSouth Bank	14,290	449
Bank of Marin Bancorp	1,462	66
Bridge Bancorp Inc	5,980	200
Bridgewater Bancshares Inc *	1,926	26
Brightsphere Investment Group Inc	14,093	144
Cambridge Bancorp	46	4
Cannae Holdings Inc *	11,587	431
Capstar Financial Holdings Inc	4,146	69
Capstead Mortgage Corp ‡	69,285	549
CBTX Inc	4,016	125
Central Pacific Financial Corp	5,023	149
Century Bancorp Inc/MA, Cl A	750	67
Coastal Financial Corp/WA *	4,281	70
Cohen & Steers Inc	19,788	1,242
eHealth Inc *	1,429	137
Elevate Credit Inc *	16,365	73
Encore Capital Group Inc *(A)	13,067	462
Enova International Inc *	29,786	717
Essent Group Ltd	23,194	1,206
Federated Investors Inc, Cl B	20,551	670
FGL Holdings	7,316	78
First BanCorp/Puerto Rico	96,767	1,025
First Choice Bancorp	2,996	81
First Financial Bankshares Inc, Cl A	35,200	1,235
First Midwest Bancorp Inc/IL	23,052	532
First Northwest Bancorp	3,953	72
Focus Financial Partners Inc, Cl A *	19,893	586
Great Southern Bancorp Inc	1,470	93
GS Acquisition Holdings Corp *	115,986	1,369
Hallmark Financial Services Inc *	2,782	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Health Insurance Innovations Inc, Cl A *(A)	9,472	$183
Hilltop Holdings Inc	27,884	695
Home BancShares Inc/AR	48,363	951
HomeStreet Inc	15,430	525
Independent Bank Corp/MI	3,787	86
Investors Bancorp Inc	41,913	499
Luther Burbank Corp	13,777	159
Mercantile Bank Corp	2,697	98
Metropolitan Bank Holding Corp *	1,564	75
MGIC Investment Corp	57,167	810
Mr Cooper Group Inc *	62,158	778
MVB Financial Corp	3,755	94
NMI Holdings Inc, Cl A *	21,780	723
Northwest Bancshares Inc	24,910	414
OFG Bancorp	11,421	270
OneMain Holdings Inc, Cl A	10,200	430
Palomar Holdings Inc, Cl A *	8,585	433
Parke Bancorp Inc	2,638	67
PennantPark Investment Corp	102,844	672
PennyMac Financial Services Inc	36,790	1,252
PennyMac Mortgage Investment Trust ‡	29,977	668
Piper Jaffray Cos	5,558	444
Primerica Inc	584	76
Prosperity Bancshares Inc	2,920	210
Radian Group Inc	34,245	862
Riverview Bancorp Inc	9,354	77
RLI Corp	4,352	392
Southern National Bancorp of Virginia Inc	6,043	99
Stock Yards Bancorp Inc	2,203	90
TriState Capital Holdings Inc *	5,946	155
United Bankshares Inc/WV	11,022	426
United Community Banks Inc/GA	14,294	441
Value Creation *(B)(C)	145,600	59
Victory Capital Holdings Inc, Cl A	16,019	336
Waddell & Reed Financial Inc, Cl A (A)	12,020	201
Walker & Dunlop Inc	8,048	521
Westamerica Bancorporation	6,656	451
Wintrust Financial Corp	17,436	1,236
WisdomTree Investments Inc	135,442	655

		30,926

Health Care – 25.4%
10X Genomics Inc, Cl A *	7,098	541
ACADIA Pharmaceuticals Inc *(A)	31,388	1,343
Accelerate Diagnostics Inc *(A)	33,487	566
Adaptive Biotechnologies Corp *(A)	12,137	363
Addus HomeCare Corp *	11,998	1,166
Albireo Pharma Inc *	25,642	652
Allakos Inc *	6,865	655

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alphatec Holdings Inc *	52,375	$372
Amedisys Inc *	10,922	1,823
Anika Therapeutics Inc *	16,678	865
Antares Pharma Inc *	96,733	455
Argenx SE ADR *	5,117	821
Arrowhead Pharmaceuticals Inc *	14,521	921
Arvinas Inc *	9,575	393
Axogen Inc *	53,810	963
Axsome Therapeutics Inc *(A)	11,808	1,221
Baudax Bio Inc *	2,413	17
BioDelivery Sciences International Inc *	88,631	560
BioSpecifics Technologies Corp *	11,133	634
BioTelemetry Inc *	32,367	1,499
Cardiovascular Systems Inc *	66,182	3,216
CareDx Inc *	25,196	544
Castle Biosciences Inc *	9,837	338
Chemed Corp	2,381	1,046
ChemoCentryx Inc *	10,825	428
Coherus Biosciences Inc *	35,001	630
Collegium Pharmaceutical Inc *	5,587	115
CONMED Corp	11,455	1,281
Corcept Therapeutics Inc *	9,702	117
CorVel Corp *	4,501	393
CryoLife Inc *	39,588	1,072
Cutera Inc *	15,618	559
DBV Technologies SA ADR *	75,692	810
Deciphera Pharmaceuticals Inc *	19,496	1,213
Dicerna Pharmaceuticals Inc *	16,812	370
Eidos Therapeutics Inc *	5,497	315
Emergent BioSolutions *	15,849	855
Endologix Inc *	96,582	153
Enzo Biochem Inc *	28,853	76
Epizyme Inc *	19,662	484
Forty Seven Inc *	13,465	530
Genesis Healthcare Inc, Cl A *	42,841	70
Glaukos Corp *	1,273	69
Global Blood Therapeutics Inc *	9,000	715
Halozyme Therapeutics Inc *	57,691	1,023
HealthEquity Inc *	17,472	1,294
Heron Therapeutics Inc *(A)	54,818	1,288
HMS Holdings Corp *	5,200	154
Immunomedics Inc *	48,715	1,031
Insmed Inc *	36,726	877
Inspire Medical Systems Inc *	4,731	351
Insulet Corp *	2,268	388
Integer Holdings Corp *	12,700	1,021
Intellia Therapeutics Inc *(A)	39,881	585
Intercept Pharmaceuticals Inc *	2,789	346
Iovance Biotherapeutics Inc *	18,721	518

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ironwood Pharmaceuticals Inc, Cl A *	69,053	$919
Joint Corp/The *(A)	5,056	82
Karuna Therapeutics Inc *(A)	5,394	406
Karyopharm Therapeutics Inc *(A)	27,825	533
Kiniksa Pharmaceuticals Ltd, Cl A *	54,492	603
Kodiak Sciences Inc *(A)	16,401	1,180
Krystal Biotech Inc *	8,735	484
Lannett Co Inc *(A)	10,125	89
Lantheus Holdings Inc *	4,358	89
LHC Group Inc *	9,525	1,312
Ligand Pharmaceuticals Inc *(A)	17,987	1,876
Liquidia Technologies Inc *	65,889	282
MannKind Corp *(A)	59,977	77
Masimo Corp *	4,597	727
Medpace Holdings Inc *	14,962	1,258
MeiraGTx Holdings plc *	2,790	56
Merit Medical Systems Inc *	73,158	2,284
Mirati Therapeutics Inc *	2,156	278
MyoKardia Inc *	3,769	275
Natera Inc *	15,511	523
NeoGenomics Inc *	98,345	2,877
Nevro Corp *	9,738	1,145
NextCure Inc *	12,600	710
NextGen Healthcare Inc *	13,296	214
Novocure Ltd *	5,587	471
NuVasive Inc *	8,341	645
Omnicell Inc *	31,318	2,559
Orchard Therapeutics plc ADR *	38,424	528
Pacific Biosciences of California Inc *	144,243	741
Pacira BioSciences Inc *	8,805	399
Portola Pharmaceuticals Inc, Cl A *(A)	16,787	401
Precision BioSciences Inc *(A)	29,329	407
Prestige Consumer Healthcare Inc, Cl A *	48,015	1,945
Principia Biopharma Inc *	7,164	392
Puma Biotechnology Inc *	15,402	135
Quidel Corp *	12,110	909
R1 RCM Inc *	176,934	2,297
Reata Pharmaceuticals Inc, Cl A *(A)	2,743	561
Recro Pharma Inc *	6,033	111
Repligen Corp *	19,107	1,767
Revance Therapeutics Inc *	50,663	822
Rigel Pharmaceuticals Inc *	67,920	145
SeaSpine Holdings Corp *	93,626	1,124
Select Medical Holdings Corp *	72,355	1,689
Sientra Inc *	44,102	394
Silk Road Medical Inc *	6,396	258
SpringWorks Therapeutics Inc *	16,184	623
Syneos Health Inc, Cl A *	28,922	1,720
Tactile Systems Technology Inc *	1,711	116

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tandem Diabetes Care Inc *	8,771	$523
TCR2 Therapeutics Inc *(A)	32,720	467
Tenet Healthcare Corp *	38,104	1,449
Tocagen Inc *	102,648	55
Triple-S Management Corp, Cl B *	5,552	103
Vanda Pharmaceuticals Inc *	55,982	919
Veracyte Inc *	48,702	1,360
Vericel Corp *	89,780	1,562
Viela Bio Inc *	14,860	403
Viking Therapeutics Inc *(A)	91,941	737
Vocera Communications Inc *	44,727	929
Voyager Therapeutics Inc *	20,226	282
WaVe Life Sciences Ltd *	26,783	215
Xencor Inc *	34,663	1,192
Xeris Pharmaceuticals Inc *	77,049	543

		90,282

Industrials – 22.1%
ABM Industries Inc	44,226	1,668
Advanced Drainage Systems Inc	9,128	354
AECOM *	7,813	337
AeroVironment Inc *	7,403	457
Air Transport Services Group Inc *	18,075	424
Allegiant Travel Co, Cl A	2,536	441
American Woodmark Corp *	4,900	512
Arcosa Inc	22,588	1,006
ASGN Inc *	18,067	1,282
Atkore International Group Inc *	40,331	1,632
Axon Enterprise Inc *	8,200	601
AZZ Inc	9,045	416
Badger Meter Inc	7,520	488
BMC Stock Holdings Inc *	86,855	2,492
Brady Corp, Cl A	8,409	481
BrightView Holdings Inc *	67,549	1,140
Brink’s Co/The	21,086	1,912
Builders FirstSource Inc *	41,830	1,063
Casella Waste Systems Inc, Cl A *	9,828	452
Cimpress PLC *(A)	10,307	1,296
Clean Harbors Inc *	36,447	3,125
Commercial Vehicle Group Inc *	5,238	33
Construction Partners Inc, Cl A *	30,531	515
CSW Industrials Inc	972	75
Douglas Dynamics Inc	6,077	334
Dycom Industries Inc *	13,056	616
EMCOR Group Inc	11,363	981
Exponent Inc	9,997	690
Federal Signal Corp	29,861	963
Forrester Research Inc	23,469	979

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortress Transportation & Infrastructure Investors LLC (D)	117,735	$2,301
Forward Air Corp	14,748	1,032
FTI Consulting Inc *	14,321	1,585
GATX Corp	7,563	627
Generac Holdings Inc *	12,961	1,304
Gibraltar Industries Inc *	6,079	307
GMS Inc *	2,127	58
Graham Corp, Cl A	25,399	556
Great Lakes Dredge & Dock Corp *	18,424	209
H&E Equipment Services Inc	12,415	415
Heartland Express Inc	57,826	1,217
Heritage-Crystal Clean Inc *	95,629	3,000
Herman Miller Inc	15,306	637
Hertz Global Holdings Inc *	31,832	501
Hillenbrand Inc	3,847	128
Hudson Technologies Inc *	206,315	202
Huron Consulting Group Inc *	14,208	976
ICF International Inc, Cl A	34,554	3,166
InnerWorkings Inc *	399,166	2,199
ITT Inc	4,628	342
John Bean Technologies Corp, Cl A	16,676	1,879
Kennametal Inc	29,257	1,079
Kforce Inc	3,328	132
Kimball International Inc, Cl B	3,900	81
Kirby Corp *	15,972	1,430
Knoll Inc, Cl B	15,843	400
Lawson Products Inc/DE *	1,248	65
MasTec Inc *	53,457	3,430
Matson Inc	35,122	1,433
McGrath RentCorp	12,663	969
Mercury Systems Inc *	7,529	520
Meritor Inc *	18,785	492
MSC Industrial Direct Co Inc, Cl A	17,390	1,365
Plug Power Inc *	98,016	310
Proto Labs Inc *	4,311	438
Quanta Services Inc	7,475	304
Ritchie Bros Auctioneers Inc	35,762	1,536
Rush Enterprises Inc, Cl A	18,410	856
Saia Inc *	15,658	1,458
SkyWest Inc	13,308	860
SP Plus Corp *	30,673	1,301
SPX Corp *	9,999	509
Steelcase Inc, Cl A	13,240	271
Tennant Co	27,663	2,155
Tetra Tech Inc	7,876	679
Titan Machinery Inc *	404	6
TriNet Group Inc *	37,788	2,139
TrueBlue Inc *	80,416	1,935

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal Forest Products Inc	7,912	$377
Watts Water Technologies Inc, Cl A	7,047	703
WillScot Corp, Cl A *	113,126	2,092

		78,731

Information Technology – 18.0%
2U Inc *(A)	53,196	1,276
Acacia Communications Inc *	5,991	406
Actua Corp *(B)	105,055	29
Alteryx Inc, Cl A *	917	92
American Software Inc/GA, Cl A	46,857	697
Amkor Technology Inc *	67,301	875
Asure Software Inc *(A)	73,594	602
Benchmark Electronics Inc	13,371	459
Benefitfocus Inc *(A)	61,688	1,353
Blackline Inc *	8,360	431
Bottomline Technologies DE Inc *	6,958	373
Box Inc, Cl A *	68,801	1,155
CACI International Inc, Cl A *	5,621	1,405
CalAmp Corp *	64,842	621
Cardtronics PLC *	16,075	718
Cerence Inc *	23,514	532
ChannelAdvisor Corp *	44,548	403
Ciena Corp *	10,185	435
Cirrus Logic Inc *	18,343	1,512
Cornerstone OnDemand Inc *	37,534	2,198
CSG Systems International Inc	2,843	147
CTS Corp	22,295	669
Diebold Nixdorf Inc *	9,593	101
Digi International Inc *	13,745	244
Digital Turbine Inc *	87,604	625
Diodes Inc *	5,672	320
Domo Inc, Cl B *	48,257	1,048
Echo Global Logistics Inc *	36,072	747
Enphase Energy Inc *(A)	4,921	129
Entegris Inc	7,111	356
ePlus Inc *	5,319	448
Everbridge Inc *	5,690	444
EVERTEC Inc	26,906	916
FireEye Inc *	126,154	2,085
Five9 Inc *	35,289	2,314
FormFactor Inc *	44,696	1,161
Harmonic Inc, Cl A *	51,208	399
II-VI Inc *	35,226	1,186
Impinj Inc *	2,598	67
Infinera Corp *	59,430	472
Inphi Corp *	8,425	624
Insight Enterprises Inc *	4,692	330
Itron Inc *	16,211	1,361

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jabil Inc	9,763	$404
KBR Inc	23,820	727
Knowles Corp *	42,593	901
Lattice Semiconductor Corp *	37,819	724
Limelight Networks Inc *	434,300	1,772
LogMeIn Inc	43,823	3,757
Lumentum Holdings Inc *	5,371	426
MAXIMUS Inc	19,455	1,447
MKS Instruments Inc	3,056	336
MobileIron Inc *	13,528	66
Model N Inc *	39,220	1,375
Napco Security Technologies Inc *	2,689	79
NIC Inc	31,266	699
Nuance Communications Inc *	20,392	364
Onto Innovation Inc *	4,193	153
OSI Systems Inc *	8,630	869
Paylocity Holding Corp *	2,857	345
Perficient Inc *	81,762	3,767
Photronics Inc *	34,376	542
Ping Identity Holding Corp *	7,573	184
Plexus Corp *	4,297	331
Pluralsight Inc, Cl A *	26,557	457
Power Integrations Inc	4,351	430
Progress Software Corp	14,283	593
Proofpoint Inc *	12,375	1,420
QAD Inc, Cl A	14,665	747
SolarEdge Technologies Inc *	7,443	708
SPS Commerce Inc *	17,204	953
SVMK Inc *	32,026	572
Switch Inc, Cl A	128,250	1,901
Synaptics Inc *	6,010	395
SYNNEX Corp	2,914	375
Tech Data Corp *	6,357	913
Tufin Software Technologies Ltd *	31,906	561
Ultra Clean Holdings Inc *	22,955	539
Unisys Corp *	6,419	76
Upland Software Inc *	11,471	410
Viavi Solutions Inc *	105,087	1,576
Vishay Precision Group Inc *	377	13
Workiva Inc, Cl A *	3,959	167
Zscaler Inc *(A)	1,974	92

		63,931

Materials – 1.4%
Commercial Metals Co, Cl A	26,813	597
Innospec Inc	4,521	468
Kaiser Aluminum Corp	5,444	604
Koppers Holdings Inc *	16,205	619
Livent Corp *	64,252	549

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ranpak Holdings Corp, Cl A *	179,058	$1,459
Schweitzer-Mauduit International Inc	10,264	431
Warrior Met Coal Inc	4,446	94

		4,821

Real Estate – 2.9%
Acadia Realty Trust ‡	14,780	383
CorEnergy Infrastructure Trust Inc ‡	1,453	65
Cushman & Wakefield PLC *‡(A)	8,567	175
EastGroup Properties Inc ‡	4,626	614
Essential Properties Realty Trust Inc ‡	22,699	563
First Industrial Realty Trust Inc ‡	11,391	473
Franklin Street Properties Corp ‡	18,980	162
Gladstone Commercial Corp ‡	6,500	142
Global Net Lease Inc ‡	7,924	161
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	30,060	967
Innovative Industrial Properties Inc, Cl A ‡(A)	5,242	398
Investors Real Estate Trust ‡	5,814	422
Jernigan Capital Inc ‡(A)	31,508	603
Lexington Realty Trust, Cl B ‡	12,725	135
Medical Properties Trust Inc ‡	72,396	1,528
National Storage Affiliates Trust ‡	12,783	430
Newmark Group Inc, Cl A ‡	34,676	467
NexPoint Residential Trust Inc ‡	15,966	718
Pennsylvania Real Estate Investment Trust ‡	13,759	73
Redfin Corp *‡(A)	25,913	548
Rexford Industrial Realty Inc ‡	11,539	527
Ryman Hospitality Properties Inc ‡	6,529	566
STAG Industrial Inc ‡	7,514	237

		10,357

Utilities – 0.8%
Avista Corp	9,104	438
Black Hills Corp, Cl A	5,625	442
Chesapeake Utilities Corp	4,703	451
Clearway Energy Inc, Cl C	23,609	471
ONE Gas Inc	4,612	431
South Jersey Industries Inc, Cl A	19,000	627

		2,860

Total Common Stock (Cost $300,664) ($ Thousands)		350,449

WARRANT – 0.0%
Ranpak Holdings Corp, Expires 06/06/2024 Strike Price $12 *	52,636	60

Total Warrant (Cost $68) ($ Thousands)		60

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 5.4%
SEI Liquidity Fund, L.P. 1.600% **†(E)	19,098,583	$19,099

Total Affiliated Partnership (Cost $19,098) ($ Thousands)		19,099

CASH EQUIVALENT – 2.0%
SEI Daily Income Trust, Government Fund, Cl F 1.500%**†	7,139,007	7,139

Total Cash Equivalent (Cost $7,139) ($ Thousands)		7,139

Total Investments in Securities – 106.0% (Cost $326,969) ($ Thousands)		$376,747

Percentages are based on Net Assets of $355,539 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $19,072 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered restricted. The total market value of such securities as of December 31, 2019 was $59 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(D)	Security is a Master Limited Partnership. At December 31, 2019, such securities amounted to $2,301 ($ Thousands), or 0.6% of the net assets.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $19,099 ($ Thousands).

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3(1) ($)	Total ($)
Common Stock	350,361	–	88	350,449
Warrant	–	60	–	60
Affiliated Partnership	–	19,099	–	19,099
Cash Equivalent	7,139	–	–	7,139

Total Investments in Securities	357,500	19,159	88	376,747

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Small Cap Growth Fund (Continued)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	23,698	17,773	(22,373)	–	1	19,099	19,098,583	62	–
SEI Daily Income Trust, Government Fund, CI F	11,046	13,056	(16,963)	–	–	7,139	7,139,007	32	–

Totals	34,744	30,829	(39,336)	–	1	26,238	26,237,590	94	–

Amounts designated as “–” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.0%
Communication Services – 2.8%
Boingo Wireless Inc *	45,000	$493
Cable One Inc	1,150	1,712
Cinemark Holdings Inc	30,000	1,016
Cogent Communications Holdings Inc	12,431	818
Criteo SA ADR *	64,217	1,113
Electronic Arts Inc *	6,830	734
Glu Mobile Inc *	58,200	352
IAC/InterActiveCorp *	41,204	10,264
Interpublic Group of Cos Inc/The	29,211	675
Marcus Corp/The	9,198	292
Nexstar Media Group Inc, Cl A (A)	55,210	6,474
Shenandoah Telecommunications Co	39,058	1,625
Take-Two Interactive Software Inc, Cl A *	5,083	622

		26,190

Consumer Discretionary – 11.9%
1-800-Flowers.com Inc, Cl A *	42,193	612
Aaron’s Inc (A)	15,577	890
Advance Auto Parts Inc	10,274	1,645
America’s Car-Mart Inc/TX *	13,033	1,429
Aramark	12,000	521
Asbury Automotive Group Inc *	5,457	610
Big Lots Inc	2,100	60
Bloomin’ Brands Inc	136,490	3,012
Bright Horizons Family Solutions Inc *	16,432	2,470
Brinker International Inc (A)	36,526	1,534
Burlington Stores Inc *	9,795	2,234
Carriage Services Inc	32,304	827
Cato Corp/The, Cl A	30,929	538
Cavco Industries Inc *	5,500	1,075
Cheesecake Factory Inc/The (A)	93,732	3,642
Chuy’s Holdings Inc *	28,594	741
Cooper Tire & Rubber Co	57,287	1,647
Core-Mark Holding Co Inc, Cl A	16,912	460
Cracker Barrel Old Country Store Inc (A)	5,500	846
Dave & Buster’s Entertainment Inc	110,029	4,420
Deckers Outdoor Corp *	3,400	574
Denny’s Corp, Cl A *	9,756	194
Dillard’s Inc, Cl A (A)	2,522	185
Domino’s Pizza Inc	2,231	655
Dunkin’ Brands Group Inc	19,500	1,473
El Pollo Loco Holdings Inc *	104,799	1,587
Etsy Inc *	7,574	335
Extended Stay America Inc	209,660	3,116
Five Below Inc *	7,055	902

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Graham Holdings Co, Cl B	719	$459
Grand Canyon Education Inc *	20,065	1,922
H&R Block Inc	15,315	360
Hasbro Inc	7,072	747
Haverty Furniture Cos Inc	42,864	864
Helen of Troy Ltd *	14,358	2,581
Jack in the Box Inc	5,653	441
K12 Inc *	58,405	1,189
LCI Industries	24,809	2,658
Lear Corp	6,085	835
Lithia Motors Inc, Cl A	56,842	8,356
LKQ Corp *	68,240	2,436
M/I Homes Inc *	32,684	1,286
Meritage Homes Corp *	6,511	398
Modine Manufacturing Co *	178,465	1,374
Murphy USA Inc *	1,163	136
NVR Inc *	425	1,619
Ollie’s Bargain Outlet Holdings Inc *	19,518	1,275
Penske Automotive Group Inc, Cl A	9,286	466
Planet Fitness Inc, Cl A *	28,562	2,133
Pool Corp	24,064	5,111
Rent-A-Center Inc/TX	74,852	2,159
Rubicon Project Inc/The *	143,539	1,171
Ruth’s Hospitality Group Inc	56,936	1,239
Six Flags Entertainment Corp	82,820	3,736
Skechers U.S.A. Inc, Cl A *	95,273	4,115
Skyline Champion Corp *	18,284	580
Standard Motor Products Inc	33,897	1,804
Strategic Education Inc	14,806	2,353
Sturm Ruger & Co Inc	9,193	432
Taylor Morrison Home Corp, Cl A *	61,598	1,346
Texas Roadhouse Inc, Cl A	17,057	961
Ulta Beauty Inc *	3,283	831
Urban Outfitters Inc *	127,831	3,550
Vail Resorts Inc	10,571	2,535
Wendy’s Co/The (A)	255,433	5,673
Whirlpool Corp (A)	5,200	767
Williams-Sonoma Inc (A)	11,413	838

		108,970

Consumer Staples – 4.4%
Andersons Inc/The	75,000	1,896
Boston Beer Co Inc/The, Cl A *	4,633	1,751
Central Garden & Pet Co, Cl A *	15,496	455
Chefs’ Warehouse Inc/The *	20,954	799
Coca-Cola Consolidated Inc	2,500	710
Flowers Foods Inc	83,104	1,807
Fresh Del Monte Produce Inc	10,639	372
Freshpet Inc *	38,833	2,295
Hain Celestial Group Inc/The *(A)	131,539	3,414
Hostess Brands Inc, Cl A *	455,006	6,616

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingredion Inc	3,898	$362
Inter Parfums Inc	15,338	1,115
J&J Snack Foods Corp	7,030	1,296
John B Sanfilippo & Son Inc	10,125	924
Kroger Co/The	19,039	552
Lamb Weston Holdings Inc	34,188	2,941
Landec Corp *	13,917	157
Medifast Inc	25,900	2,838
Performance Food Group Co *	44,666	2,299
Pilgrim’s Pride Corp *	100,983	3,304
Post Holdings Inc *	2,519	275
Seaboard Corp	100	425
Spectrum Brands Holdings Inc	18,912	1,216
Tootsie Roll Industries Inc (A)	25,993	887
Universal Corp/VA	11,022	629
US Foods Holding Corp *	15,000	628
USANA Health Sciences Inc *	4,731	372
Veru Inc *	24,889	83

		40,418

Energy – 1.9%
Arch Coal Inc	5,232	375
Cimarex Energy Co	40,000	2,100
Diamondback Energy Inc, Cl A	5,222	485
Dorian LPG Ltd *	58,105	899
Frontline Ltd/Bermuda	125,171	1,610
Gulfport Energy Corp *	407,419	1,238
Marathon Petroleum Corp	23,446	1,413
Par Pacific Holdings Inc *	18,578	432
Parsley Energy Inc, Cl A	181,965	3,441
Pioneer Natural Resources Co	2,474	374
Rattler Midstream LP (B)	158,883	2,826
REX American Resources Corp *	5,615	460
World Fuel Services Corp	39,675	1,723

		17,376

Financials – 17.8%
1st Source Corp	6,770	351
Affiliated Managers Group Inc	27,831	2,358
Alleghany Corp *	1,200	960
Allstate Corp/The	7,797	877
American Equity Investment Life Holding Co	267,138	7,995
American Financial Group Inc/OH	13,674	1,499
Ameriprise Financial Inc	4,701	783
AMERISAFE Inc	11,659	770
Anworth Mortgage Asset Corp ‡	277,750	978
Arch Capital Group Ltd *	10,008	429
Ares Commercial Real Estate Corp ‡	52,830	837
Argo Group International Holdings Ltd	6,242	410
Ashford Inc *	440	10
Axis Capital Holdings Ltd	13,323	792

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Axos Financial Inc *	44,247	$1,340
BancFirst Corp	13,798	862
Banco Latinoamericano de Comercio Exterior SA, Cl E	46,847	1,002
Bancorp Inc/The *	173,438	2,250
Bank of Marin Bancorp	13,834	623
Bank OZK	97,587	2,977
BankUnited Inc	170,921	6,249
BGC Partners Inc, Cl A	876,359	5,206
Camden National Corp	4,468	206
Canadian Imperial Bank of Commerce	3,321	277
Capstead Mortgage Corp ‡	37,936	300
Carter Bank & Trust *(A)	5,203	123
Central Pacific Financial Corp	41,371	1,224
CNO Financial Group Inc	301,377	5,464
Columbia Banking System Inc (A)	124,842	5,079
Community Trust Bancorp Inc	27,971	1,305
Cowen Inc, Cl A *	180,570	2,844
Diamond Hill Investment Group Inc	4,617	649
Dynex Capital Inc ‡(A)	55,778	945
E*TRADE Financial Corp	11,727	532
Eagle Bancorp Inc	29,167	1,418
Employers Holdings Inc	17,888	747
Enterprise Financial Services Corp	9,147	441
Erie Indemnity Co, Cl A	5,000	830
Essent Group Ltd	30,000	1,560
Everest Re Group Ltd	6,060	1,678
Exantas Capital Corp ‡	170,463	2,013
FBL Financial Group Inc, Cl A	2,500	147
Federal Agricultural Mortgage Corp, Cl C	1,183	99
Federated Investors Inc, Cl B	15,000	489
Financial Institutions Inc	37,981	1,219
First American Financial Corp	23,494	1,370
First BanCorp/Puerto Rico	59,830	634
First Bancorp/Southern Pines NC	32,364	1,292
First Busey Corp	9,640	265
First Citizens BancShares Inc/NC, Cl A	1,150	612
First Commonwealth Financial Corp	313,357	4,547
First Defiance Financial Corp	15,190	478
First Financial Corp/IN	13,122	600
First Merchants Corp	29,004	1,206
FNB Corp/PA	577,205	7,331
Great Southern Bancorp Inc	9,644	611
Great Western Bancorp Inc	82,997	2,883
Green Dot Corp, Cl A *	86,152	2,007
Hanover Insurance Group Inc/The, Cl A	25,705	3,513
Heritage Commerce Corp	46,013	590
Heritage Insurance Holdings Inc	39,657	525
Hilltop Holdings Inc	47,331	1,180
HomeStreet Inc	7,575	258
HomeTrust Bancshares Inc	14,568	391

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Horace Mann Educators Corp, Cl A	21,962	$959
Huntington Bancshares Inc/OH	21,500	324
Independent Bank Corp/MI	30,442	690
Invesco Mortgage Capital Inc ‡	44,341	738
Kinsale Capital Group Inc	10,000	1,017
KKR Real Estate Finance Trust Inc ‡	56,183	1,147
MarketAxess Holdings Inc (A)	3,601	1,365
Mercantile Bank Corp	9,558	349
Mercury General Corp	9,712	473
Meridian Bancorp Inc	27,019	543
National General Holdings Corp	153,623	3,395
National Western Life Group Inc, Cl A	5,120	1,489
NMI Holdings Inc, Cl A *	37,080	1,230
OceanFirst Financial Corp	20,849	532
OFG Bancorp	133,441	3,151
Old Republic International Corp	50,500	1,130
Old Second Bancorp Inc	28,547	385
PacWest Bancorp	184,724	7,069
PCSB Financial Corp	32,297	654
PennyMac Mortgage Investment Trust ‡	10,214	228
Peoples Bancorp Inc/OH	22,555	782
People’s United Financial Inc	62,346	1,054
People’s Utah Bancorp	3,572	108
Popular Inc	47,861	2,812
Provident Financial Services Inc	31,619	779
QCR Holdings Inc	10,961	481
Radian Group Inc	4,346	109
Ready Capital Corp ‡	17,528	270
Reinsurance Group of America Inc, Cl A	13,096	2,135
RenaissanceRe Holdings Ltd	8,320	1,631
Republic Bancorp Inc/KY, Cl A	2,303	108
Safety Insurance Group Inc	8,465	783
Sandy Spring Bancorp Inc	23,023	872
Selective Insurance Group Inc	19,688	1,283
Sierra Bancorp	15,108	440
Signature Bank/New York NY, Cl B	5,630	769
Southern National Bancorp of Virginia Inc	20,064	328
Starwood Property Trust Inc ‡	240,140	5,970
SVB Financial Group, Cl B *	6,773	1,700
TCF Financial Corp	1,998	94
TPG RE Finance Trust Inc ‡	64,242	1,302
TriCo Bancshares	29,301	1,196
TrustCo Bank Corp NY	106,886	927
UMH Properties ‡	42,338	666
Umpqua Holdings Corp	278,580	4,931
United Bankshares Inc/WV (A)	49,000	1,894
Univest Financial Corp	51,016	1,366
Walker & Dunlop Inc	12,464	806
Washington Trust Bancorp Inc	9,224	496
Waterstone Financial Inc	37,641	716

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Webster Financial Corp	3,768	$201

		163,317

Health Care – 11.5%
ABIOMED Inc *	967	165
Aerie Pharmaceuticals Inc *(A)	52,487	1,269
Aimmune Therapeutics Inc *(A)	37,551	1,257
AmerisourceBergen Corp, Cl A	4,713	401
Amphastar Pharmaceuticals Inc *	10,273	198
AngioDynamics Inc *	35,428	567
ANI Pharmaceuticals Inc *	4,710	290
BioDelivery Sciences International Inc *	77,193	488
BioMarin Pharmaceutical Inc *	17,000	1,437
Bio-Rad Laboratories Inc, Cl A *	3,000	1,110
BioSpecifics Technologies Corp *	5,565	317
Catalent Inc *	16,500	929
Charles River Laboratories International Inc *	7,525	1,150
Chemed Corp	8,200	3,602
Collegium Pharmaceutical Inc *	75,921	1,562
Computer Programs & Systems Inc	23,271	614
CONMED Corp	10,000	1,118
DexCom Inc *	8,351	1,827
Emergent BioSolutions Inc *	40,449	2,182
Encompass Health Corp	19,928	1,380
Ensign Group Inc/The	22,232	1,009
Global Blood Therapeutics Inc *	2,767	220
Globus Medical Inc, Cl A *	16,200	954
GW Pharmaceuticals PLC ADR *(A)	3,127	327
Haemonetics Corp *	25,898	2,976
Halozyme Therapeutics Inc *	52,918	938
HealthStream Inc *	24,459	665
Hill-Rom Holdings Inc	11,000	1,249
Humana Inc *	5,500	2,016
ICON PLC *	11,790	2,030
ICU Medical Inc *	5,669	1,061
IDEXX Laboratories Inc *	6,675	1,743
Immunomedics Inc *	47,315	1,001
Incyte Corp *	3,300	288
Inovalon Holdings Inc, Cl A *(A)	7,042	133
Insmed Inc *(A)	36,249	866
Integra LifeSciences Holdings Corp *	7,500	437
Jazz Pharmaceuticals PLC *	7,300	1,090
LHC Group Inc *	8,754	1,206
Ligand Pharmaceuticals Inc *(A)	79,879	8,331
Luminex Corp	19,615	454
Magellan Health Inc *	60,464	4,731
Masimo Corp *	15,397	2,434
Mettler-Toledo International Inc *	411	326
National HealthCare Corp	19,293	1,668
National Research Corp, Cl A	5,713	377

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Natus Medical Inc *	31,209	$1,030
Nektar Therapeutics, Cl A *	15,815	341
Neogen Corp, Cl B *	5,500	359
NeoGenomics Inc *(A)	23,942	700
Neurocrine Biosciences Inc *	10,038	1,079
NextGen Healthcare Inc *	39,665	637
Novocure Ltd *	11,889	1,002
Optinose Inc *(A)	82,512	761
Pacira BioSciences Inc *	51,766	2,345
Pennant Group Inc/The *	11,116	368
Penumbra Inc *(A)	10,162	1,669
PerkinElmer Inc (A)	12,707	1,234
Pfenex Inc *	128,980	1,416
Premier Inc, Cl A *	92,262	3,495
Prestige Consumer Healthcare Inc, Cl A *	46,904	1,900
Providence Service Corp/The *	10,921	646
Puma Biotechnology Inc *	134,108	1,173
R1 RCM Inc *	120,656	1,566
Reata Pharmaceuticals Inc, Cl A *(A)	4,200	859
Recro Pharma Inc *	50,000	917
Revance Therapeutics Inc *	108,274	1,757
Sage Therapeutics Inc *(A)	3,171	229
Sarepta Therapeutics Inc *(A)	1,971	254
SIGA Technologies Inc *	2,198	10
Syneos Health Inc, Cl A *(A)	126,943	7,550
Teleflex Inc	8,291	3,121
Tivity Health Inc *(A)	201,654	4,103
United Therapeutics Corp *	8,314	732
Veracyte Inc *	41,303	1,153
WellCare Health Plans Inc *	3,172	1,047
West Pharmaceutical Services Inc	11,500	1,729

		105,575

Industrials – 14.2%
ACCO Brands Corp	195,035	1,826
Advanced Disposal Services Inc *	20,915	687
Alaska Air Group Inc	3,200	217
AO Smith Corp (A)	4,400	210
Apogee Enterprises Inc	70,773	2,300
Armstrong World Industries Inc	7,886	741
ASGN Inc *	8,718	619
Astec Industries Inc	57,007	2,394
Atkore International Group Inc *	13,729	555
Atlas Air Worldwide Holdings Inc *	22,974	633
Barrett Business Services Inc	2,383	216
Builders FirstSource Inc *	21,680	551
Caesarstone Ltd	13,609	205
Carlisle Cos Inc	9,043	1,464
CBIZ Inc *	50,000	1,348
Cimpress PLC *(A)	21,872	2,751
Cintas Corp	7,937	2,136

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clean Harbors Inc *	7,022	$602
Colfax Corp *(A)	168,725	6,138
CoStar Group Inc *	7,222	4,321
CRA International Inc	13,278	723
CSW Industrials Inc	1,824	140
Curtiss-Wright Corp	15,306	2,156
Deluxe Corp	11,400	569
Ducommun Inc *	26,896	1,359
DXP Enterprises Inc/TX *	12,853	512
Dycom Industries Inc *	15,943	752
EMCOR Group Inc	24,206	2,089
Exponent Inc	30,000	2,070
Forrester Research Inc	5,254	219
Foundation Building Materials Inc *	31,487	609
Franklin Covey Co *	9,289	299
FTI Consulting Inc *	13,700	1,516
GMS Inc *	29,518	799
Great Lakes Dredge & Dock Corp *	100,393	1,137
Hawaiian Holdings Inc	26,352	772
Heidrick & Struggles International Inc	16,146	525
Heritage-Crystal Clean Inc *	7,987	251
Herman Miller Inc	19,564	815
Hexcel Corp, Cl A	23,064	1,691
Huntington Ingalls Industries Inc, Cl A	6,945	1,742
Huron Consulting Group Inc *	30,366	2,087
IAA Inc *	243,005	11,436
ICF International Inc, Cl A	4,655	426
IDEX Corp	10,820	1,861
Insperity Inc, Cl A	8,458	728
JetBlue Airways Corp *	108,886	2,038
John Bean Technologies Corp, Cl A	1,377	155
Kadant Inc	21,160	2,229
Kaman Corp, Cl A	54,466	3,590
KAR Auction Services Inc	271,436	5,915
Kelly Services Inc, Cl A	29,385	663
Kforce Inc	10,057	399
Knoll Inc, Cl B	28,677	724
Kratos Defense & Security Solutions Inc *(A)	33,682	607
L3Harris Technologies Inc	9,490	1,878
LB Foster Co, Cl A *	54,099	1,048
Macquarie Infrastructure Corp	12,695	544
Masonite International Corp *	28,376	2,049
McGrath RentCorp	2,022	155
Mercury Systems Inc *	7,000	484
Meritor Inc *	72,117	1,889
Middleby Corp/The *	11,013	1,206
Miller Industries Inc/TN	7,624	283
Moog Inc, Cl A	2,479	212
MSA Safety Inc	10,698	1,352
MYR Group Inc *	14,422	470
Old Dominion Freight Line Inc, Cl A	9,888	1,877

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orion Energy Systems Inc *	19,798	$66
Powell Industries Inc	8,259	405
Quanex Building Products Corp	41,373	707
RBC Bearings Inc *	9,071	1,436
REV Group Inc	61,449	752
Rush Enterprises Inc, Cl A	22,477	1,045
SkyWest Inc	17,047	1,102
SP Plus Corp *	12,335	523
Spirit AeroSystems Holdings Inc, Cl A	12,076	880
Spirit Airlines Inc *	2,039	82
Teledyne Technologies Inc *	27,753	9,618
Tetra Tech Inc	27,739	2,390
Toro Co/The	2,800	223
TransDigm Group Inc	500	280
TriMas Corp *	19,802	622
Trinity Industries Inc	74,657	1,654
TrueBlue Inc *	50,630	1,218
UniFirst Corp/MA	4,500	909
United Rentals Inc *	7,561	1,261
Universal Forest Products Inc	9,396	448
US Ecology Inc	3,142	182
WESCO International Inc *	47,380	2,814
Westinghouse Air Brake Technologies Corp (A)	3,600	280
XPO Logistics Inc *(A)	56,076	4,469

		130,330

Information Technology – 15.3%
Acacia Communications Inc *	14,275	968
ACI Worldwide Inc *	415,167	15,729
Amdocs Ltd	13,000	938
American Software Inc/GA, Cl A	30,440	453
ANSYS Inc *	2,600	669
Arista Networks Inc *	2,488	506
Aspen Technology Inc *	27,648	3,343
Avnet Inc	1,500	64
Belden Inc (A)	5,121	282
Black Knight Inc *	10,000	645
Broadridge Financial Solutions Inc	1,700	210
Cadence Design Systems Inc *	33,038	2,292
CalAmp Corp *	42,284	405
Cass Information Systems Inc	9,684	559
CDW Corp/DE	10,820	1,546
ChannelAdvisor Corp *	45,446	411
Coherent Inc *(A)	1,510	251
Cornerstone OnDemand Inc *	10,000	585
CSG Systems International Inc	16,700	865
Cypress Semiconductor Corp	171,349	3,998
Entegris Inc	26,270	1,316
EPAM Systems Inc *	5,383	1,142
Euronet Worldwide Inc *	23,000	3,624

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EVERTEC Inc	113,185	$3,853
Fair Isaac Corp *	2,500	937
Fidelity National Information Services Inc, Cl B	10,569	1,470
Gartner Inc *	1,518	234
Genpact Ltd	12,000	506
Global Payments Inc	5,841	1,066
Guidewire Software Inc, Cl Z *(A)	12,033	1,321
Hackett Group Inc/The	19,093	308
I3 Verticals Inc, Cl A *	7,873	222
II-VI Inc *	52,500	1,768
Inphi Corp *	24,989	1,850
Insight Enterprises Inc *	21,641	1,521
Itron Inc *	32,846	2,757
j2 Global Inc (A)	94,762	8,880
KBR Inc	43,500	1,327
Keysight Technologies Inc *	20,593	2,113
KLA Corp	4,818	858
Lattice Semiconductor Corp *	49,008	938
Leidos Holdings Inc	24,667	2,415
Littelfuse Inc (A)	800	153
Lumentum Holdings Inc *	4,818	382
Manhattan Associates Inc *(A)	10,280	820
ManTech International Corp/VA, Cl A	12,383	989
MAXIMUS Inc	53,612	3,988
Microchip Technology Inc (A)	7,324	767
MicroStrategy Inc, Cl A *	713	102
Model N Inc *	21,638	759
Monolithic Power Systems Inc	6,335	1,128
Napco Security Technologies Inc *	4,938	145
NCR Corp *	91,133	3,204
NIC Inc	86,499	1,933
Nuance Communications Inc *	30,000	535
NVE Corp	3,483	249
ON Semiconductor Corp *	127,316	3,104
Palo Alto Networks Inc *	4,182	967
Perficient Inc *	12,505	576
Photronics Inc *	30,976	488
Progress Software Corp	2,444	102
QAD Inc, Cl A	6,506	331
Qorvo Inc *	10,870	1,263
Rambus Inc *	12,784	176
RingCentral Inc, Cl A *	13,745	2,318
Sabre Corp	58,000	1,302
Science Applications International Corp	10,962	954
Seachange International Inc *	75,180	315
Semtech Corp *	69,982	3,702
Shutterstock Inc *	8,422	361
Silicon Motion Technology Corp ADR (A)	109,112	5,533
SPS Commerce Inc *	20,488	1,135
SS&C Technologies Holdings Inc	3,924	241

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Super Micro Computer Inc *	345,310	$8,294
Sykes Enterprises Inc *	9,712	359
Synopsys Inc *	15,383	2,141
Tech Data Corp *	8,900	1,278
Teradyne Inc	18,928	1,291
Trade Desk Inc/The, Cl A *(A)	17,606	4,574
TTEC Holdings Inc	19,258	763
Tyler Technologies Inc *	4,765	1,430
Wix.com Ltd *	32,447	3,971
WNS Holdings Ltd ADR *	13,983	925
Xperi Corp	22,080	408
Zebra Technologies Corp, Cl A *	6,251	1,597

		140,198

Materials – 6.0%
Albemarle Corp (A)	4,500	329
Ashland Global Holdings Inc	46,410	3,552
Avery Dennison Corp	2,472	323
Axalta Coating Systems Ltd *	58,072	1,765
B2Gold Corp	656,468	2,632
Balchem Corp	11,353	1,154
Century Aluminum Co *	210,159	1,579
Commercial Metals Co, Cl A (A)	306,621	6,828
Crown Holdings Inc *	4,800	348
FMC Corp	134,712	13,447
Gold Resource Corp	64,694	358
Hawkins Inc	8,284	380
Ingevity Corp *	12,509	1,093
Innospec Inc	21,490	2,223
International Flavors & Fragrances Inc (A)	7,500	968
Koppers Holdings Inc *	36,000	1,376
Livent Corp *(A)	356,034	3,044
Materion Corp	19,322	1,149
NewMarket Corp	2,200	1,070
Novagold Resources Inc *(A)	94,000	842
Packaging Corp of America	2,600	291
Royal Gold Inc, Cl A	12,000	1,467
Silgan Holdings Inc	221,809	6,894
Stepan Co	6,908	708
Tredegar Corp	40,695	910
United States Steel Corp (A)	30,079	343
Valvoline Inc	7,138	153

		55,226

Real Estate – 7.5%
Alexander’s Inc ‡	556	184
American Assets Trust Inc ‡	7,234	332
Armada Hoffler Properties Inc ‡	153,483	2,816
Braemar Hotels & Resorts Inc ‡	93,664	836
Camden Property Trust ‡	14,750	1,565
Chatham Lodging Trust ‡	24,327	446

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
City Office REIT Inc ‡	92,196	$1,246
CorEnergy Infrastructure Trust Inc ‡	18,108	810
Cousins Properties Inc ‡	17,031	702
EastGroup Properties Inc ‡	14,800	1,964
EPR Properties, Cl A ‡	1,000	71
Equity Commonwealth ‡	20,000	657
Equity LifeStyle Properties ‡	25,200	1,774
Gaming and Leisure Properties Inc ‡	213,235	9,180
Getty Realty Corp ‡	46,457	1,527
Gladstone Commercial Corp ‡	37,688	824
Global Net Lease Inc ‡	20,000	406
Highwoods Properties Inc ‡	10,000	489
Howard Hughes Corp/The *‡(A)	30,552	3,874
Independence Realty Trust Inc ‡	113,415	1,597
Investors Real Estate Trust ‡	22,966	1,665
Invitation Homes Inc ‡	88,917	2,665
Kite Realty Group Trust ‡	125,497	2,451
Life Storage Inc ‡	10,000	1,083
LTC Properties Inc ‡	9,000	403
Medical Properties Trust Inc ‡	428,546	9,047
Mid-America Apartment Communities Inc ‡	5,599	738
Monmouth Real Estate Investment Corp, Cl A ‡	23,494	340
National Storage Affiliates Trust ‡	25,000	840
New Senior Investment Group Inc ‡	193,869	1,483
Newmark Group Inc, Cl A ‡	165,381	2,225
NexPoint Residential Trust Inc ‡	18,000	810
One Liberty Properties Inc ‡	18,844	512
PS Business Parks Inc ‡	12,200	2,011
Regency Centers Corp ‡	4,957	313
Retail Properties of America Inc, Cl A ‡	54,793	734
Retail Value Inc ‡	19,436	715
Rexford Industrial Realty Inc ‡	27,000	1,233
RPT Realty ‡	133,960	2,015
Ryman Hospitality Properties Inc ‡	5,000	433
Saul Centers Inc ‡	23,060	1,217
STAG Industrial Inc ‡	33,500	1,058
Sun Communities Inc ‡	3,953	593
Terreno Realty Corp ‡	19,700	1,067
Universal Health Realty Income Trust ‡	1,794	211
Urstadt Biddle Properties Inc, Cl A ‡	58,312	1,448
Whitestone REIT, Cl B ‡	47,953	653

		69,263

Utilities – 3.7%
ALLETE Inc	15,000	1,217
American States Water Co	21,500	1,863
Atmos Energy Corp	20,484	2,291
Avista Corp	13,200	635
Black Hills Corp, Cl A	26,201	2,058
California Water Service Group, Cl A	10,000	516

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chesapeake Utilities Corp	6,037	$578
CMS Energy Corp	10,600	666
Evergy Inc	21,057	1,371
Hawaiian Electric Industries Inc	9,000	422
IDACORP Inc, Cl A	10,909	1,165
MDU Resources Group Inc	49,882	1,482
Middlesex Water Co	24,460	1,555
New Jersey Resources Corp	9,000	401
NorthWestern Corp	16,618	1,191
NRG Energy Inc	5,179	206
OGE Energy Corp	31,500	1,401
ONE Gas Inc	22,250	2,082
Ormat Technologies Inc	11,000	820
Pinnacle West Capital Corp	15,400	1,385
PNM Resources Inc	25,500	1,293
Portland General Electric Co	43,378	2,420
Southwest Gas Holdings Inc	10,221	776
Spire Inc	14,200	1,183
TerraForm Power Inc, Cl A	76,662	1,180
UGI Corp	35,168	1,588
Unitil Corp	22,931	1,417
York Water Co/The	9,081	419

		33,581

Total Common Stock (Cost $582,726) ($ Thousands)		890,444

RIGHTS – 0.0%
Schulman *‡‡(C)	51,428	22

Total Rights (Cost $–) ($ Thousands)		22

AFFILIATED PARTNERSHIP – 8.4%
SEI Liquidity Fund, L.P. 1.600% **†(D)	77,397,518	77,396

Total Affiliated Partnership (Cost $77,397) ($ Thousands)		77,396

CASH EQUIVALENT – 2.4%
SEI Daily Income Trust, Government Fund, Cl F 1.500% **†	21,748,829	$21,749

Total Cash Equivalent (Cost $21,749) ($ Thousands)		21,749

Total Investments in Securities – 107.8% (Cost $681,872) ($ Thousands)		$989,611

Percentages are based on Net Assets of $918,102 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $76,907 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2019, such securities amounted to $2,826 ($ Thousands), or 0.3% of the net assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $77,396 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	890,444	–	–	890,444
Rights	–	–	22	22
Affiliated Partnership	–	77,396	–	77,396
Cash Equivalent	21,749	–	–	21,749

Total Investments in Securities	912,193	77,396	22	989,611

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	78,149	39,677	(40,431)	–	1	77,396	77,397,518	72	–
SEI Daily Income Trust, Government Fund, Cl F	18,992	29,083	(26,326)	–	–	21,749	21,748,829	60	–

Totals	97,141	68,760	(66,757)	–	1	99,145	99,146,347	132	–

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 96.4%
Communication Services – 3.6%
CenturyLink Inc	61,600	$814
Discovery Inc, Cl A *	11,100	363
Discovery Inc, Cl C *	17,700	540
DISH Network Corp, Cl A *	18,605	660
Lions Gate Entertainment Corp, Cl A *	10,700	114
Lions Gate Entertainment Corp, Cl B *	3,800	38
Take-Two Interactive Software Inc, Cl A *	5,800	710
TripAdvisor Inc	4,100	124
ViacomCBS Inc, Cl B	14,906	626

		3,989

Consumer Discretionary – 10.8%
AutoNation Inc *	4,900	238
Best Buy Co Inc	7,900	694
Big Lots Inc	5,600	161
BorgWarner Inc	5,600	243
Capri Holdings Ltd *	19,000	725
CarMax Inc *	2,900	254
Carriage Services Inc	4,100	105
Dollar General Corp	6,900	1,076
DR Horton Inc	10,300	543
Expedia Group Inc	2,600	281
Extended Stay America Inc	27,600	410
frontdoor Inc *	8,700	413
Goodyear Tire & Rubber Co/The	7,300	113
Lennar Corp, Cl A	8,400	469
Lennar Corp, Cl B	1,800	80
LKQ Corp *	19,500	696
Lululemon Athletica Inc *	700	162
M/I Homes Inc *	6,700	264
Meritage Homes Corp *	600	37
Norwegian Cruise Line Holdings Ltd *	7,700	450
O’Reilly Automotive Inc *	1,800	789
PVH Corp	5,700	599
Qurate Retail Inc *	36,500	308
Royal Caribbean Cruises Ltd	7,100	948
Sonic Automotive Inc, Cl A	10,800	335
Toll Brothers Inc	7,500	296
Whirlpool Corp	4,600	679
Yum China Holdings Inc	10,100	485

		11,853

Consumer Staples – 5.4%
Archer-Daniels-Midland Co	21,100	978
Bunge Ltd	11,100	639
Campbell Soup Co	9,000	445

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coty Inc, Cl A	23,000	$259
JM Smucker Co/The	5,800	604
Keurig Dr Pepper Inc	19,700	570
Kroger Co/The	22,200	643
Nu Skin Enterprises Inc, Cl A	2,000	82
Pilgrim’s Pride Corp *	17,600	576
Tyson Foods Inc, Cl A	12,200	1,111

		5,907

Energy – 2.2%
Continental Resources Inc/OK, Cl A	5,000	171
HollyFrontier Corp	14,200	720
Marathon Oil Corp	5,300	72
Matrix Service Co *	5,100	117
National Oilwell Varco Inc, Cl A	17,400	436
ONEOK Inc	11,100	840
World Fuel Services Corp	900	39

		2,395

Financials – 11.1%
Affiliated Managers Group Inc	4,800	407
Ally Financial Inc	13,900	425
American Equity Investment Life Holding Co	3,100	93
American Financial Group Inc/OH	4,800	526
Ameriprise Financial Inc	6,500	1,083
Annaly Capital Management Inc ‡	45,100	425
AXA Equitable Holdings Inc	3,900	97
Bancorp Inc/The *	10,800	140
CIT Group Inc	2,800	128
Citizens Financial Group Inc	3,500	142
CNA Financial Corp	11,200	502
Discover Financial Services	8,600	729
Fidelity National Financial Inc	6,300	286
Fifth Third Bancorp	30,500	938
First American Financial Corp	5,500	321
Invesco Ltd	31,500	566
Jefferies Financial Group Inc	28,700	613
KeyCorp	8,700	176
Lincoln National Corp	3,000	177
Loews Corp	13,500	709
LPL Financial Holdings Inc	3,200	295
Midland States Bancorp Inc	2,900	84
Navient Corp	37,800	517
OneMain Holdings Inc, Cl A	11,600	489
Popular Inc	10,300	605
Raymond James Financial Inc	3,600	322
State Street Corp	1,200	95
Synchrony Financial	11,900	428
T Rowe Price Group Inc	5,100	621
Western Asset Mortgage Capital Corp ‡	5,700	59
Willis Towers Watson PLC	300	61

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wintrust Financial Corp	2,600	$184

		12,243

Health Care – 11.2%
Agilent Technologies Inc	1,700	145
Alexion Pharmaceuticals Inc *	5,000	541
AmerisourceBergen Corp, Cl A	8,000	680
Cerner Corp	12,200	895
Charles River Laboratories International Inc *	1,800	275
Cooper Cos Inc/The, Cl A	1,700	546
DaVita Inc *	4,000	300
DENTSPLY SIRONA Inc	12,400	702
Hill-Rom Holdings Inc	700	79
Hologic Inc *	15,200	794
IDEXX Laboratories Inc *	700	183
Incyte Corp *	10,600	926
IQVIA Holdings Inc *	6,400	989
Jazz Pharmaceuticals PLC *	1,000	149
McKesson Corp	5,000	692
Mylan NV *	22,600	454
Neurocrine Biosciences Inc *	700	75
PRA Health Sciences Inc *	800	89
ResMed Inc	500	77
STERIS PLC	5,300	808
United Therapeutics Corp *	1,700	150
Universal Health Services Inc, Cl B	4,600	660
Varian Medical Systems Inc *	1,100	156
Veeva Systems Inc, Cl A *	1,900	267
West Pharmaceutical Services Inc	4,000	601
Zimmer Biomet Holdings Inc	7,300	1,093

		12,326

Industrials – 11.8%
Acuity Brands Inc	3,100	428
Allison Transmission Holdings Inc	7,600	367
American Woodmark Corp *	700	73
AMETEK Inc	3,700	369
Arconic Inc	30,200	929
Atkore International Group Inc *	18,400	744
BMC Stock Holdings Inc *	18,800	539
Cummins Inc	4,100	734
Dover Corp	5,500	634
EMCOR Group Inc	5,100	440
Gates Industrial Corp PLC *	35,300	486
GMS Inc *	13,300	360
Herc Holdings Inc *	2,000	98
Hubbell Inc, Cl B	3,300	488
Huntington Ingalls Industries Inc, Cl A	3,100	778
Ingersoll-Rand PLC	3,100	412
Kforce Inc	6,100	242

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Knoll Inc, Cl B	6,900	$174
L3Harris Technologies Inc	300	59
Oshkosh Corp	8,100	767
PACCAR Inc	11,100	878
Spirit AeroSystems Holdings Inc, Cl A	7,800	568
Steelcase Inc, Cl A	8,200	168
Timken Co/The	1,600	90
TransUnion	8,500	728
United Airlines Holdings Inc *	8,400	740
Vectrus Inc *	3,000	154
Wabash National Corp	6,300	93
WESCO International Inc *	7,900	469

		13,009

Information Technology – 18.8%
Alliance Data Systems Corp	400	45
ANSYS Inc *	2,600	669
Booz Allen Hamilton Holding Corp, Cl A	11,500	818
CACI International Inc, Cl A *	1,900	475
Cadence Design Systems Inc *	11,900	825
CDW Corp/DE	7,700	1,100
Dell Technologies Inc, Cl C *	11,526	592
DXC Technology Co	1,500	56
F5 Networks Inc, Cl A *	4,600	642
Fiserv Inc, Cl A *	2,900	335
FleetCor Technologies Inc *	3,400	978
Fortinet Inc *	9,400	1,004
Genpact Ltd	6,000	253
Hewlett Packard Enterprise Co	49,900	792
Itron Inc *	1,700	143
Jabil Inc	15,800	653
Keysight Technologies Inc *	8,900	913
Lam Research Corp	4,800	1,404
Leidos Holdings Inc	10,300	1,008
LogMeIn Inc	7,000	600
Manhattan Associates Inc *	1,300	104
Motorola Solutions Inc	700	113
NCR Corp *	2,500	88
NortonLifeLock Inc	28,300	722
Nuance Communications Inc *	5,900	105
Paycom Software Inc *	3,000	794
Perspecta Inc	6,000	159
Qorvo Inc *	1,800	209
Rambus Inc *	1,300	18
Skyworks Solutions Inc	5,200	629
SS&C Technologies Holdings Inc	13,600	835
SYNNEX Corp	700	90
Synopsys Inc *	7,600	1,058
Universal Display Corp	3,600	742
VeriSign Inc *	3,300	636
Western Digital Corp	5,700	362

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xerox Holdings Corp	19,400	$715

		20,684

Materials – 5.1%
CF Industries Holdings Inc	12,800	611
Corteva Inc	29,700	878
Eagle Materials Inc	1,700	154
Freeport-McMoRan Inc, Cl B	5,600	73
Huntsman Corp	13,800	333
Koppers Holdings Inc *	3,900	149
Martin Marietta Materials Inc, Cl A	2,800	783
Steel Dynamics Inc	16,500	562
Vulcan Materials Co	5,900	850
Westlake Chemical Corp	8,000	561
Westrock Co	15,300	657

		5,611

Real Estate – 9.3%
Apartment Investment & Management Co, Cl A ‡	6,400	331
Apple Hospitality REIT Inc ‡	37,300	606
Braemar Hotels & Resorts Inc ‡	2,700	24
Brandywine Realty Trust ‡	3,900	61
Brixmor Property Group Inc ‡	23,300	504
Camden Property Trust ‡	5,400	573
CBRE Group Inc, Cl A *‡	14,400	883
Columbia Property Trust Inc ‡	11,500	240
CorePoint Lodging Inc ‡	3,700	40
DiamondRock Hospitality Co ‡	7,900	88
EPR Properties, Cl A ‡	8,600	607
Equity Residential ‡	1,500	121
Franklin Street Properties Corp ‡	8,200	70
Gaming and Leisure Properties Inc ‡	15,200	654
GEO Group Inc/The ‡	31,750	527
Host Hotels & Resorts Inc ‡	38,000	705
Hudson Pacific Properties Inc ‡	1,400	53
Invitation Homes Inc ‡	8,200	246
Jones Lang LaSalle Inc	4,500	783
Newmark Group Inc, Cl A ‡	29,451	396
Paramount Group Inc ‡	19,900	277
Retail Properties of America Inc, Cl A ‡	2,100	28
Ryman Hospitality Properties Inc ‡	5,300	459
SBA Communications Corp, Cl A ‡	2,900	699
Senior Housing Properties Trust ‡	7,900	67
UDR Inc ‡	10,100	472
Ventas Inc ‡	13,000	751

		10,265

Utilities – 7.1%
AES Corp/VA	27,700	551
American Water Works Co Inc	6,300	774
Avangrid Inc	6,100	312

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CenterPoint Energy Inc	4,900	$134
DTE Energy Co	5,000	649
FirstEnergy Corp	17,700	860
MDU Resources Group Inc	7,700	229
NRG Energy Inc	20,800	827
PPL Corp	7,600	273
Public Service Enterprise Group Inc	16,400	968
Sempra Energy	5,600	848
UGI Corp	15,400	695
Vistra Energy Corp	27,300	628

		7,748

Total Common Stock (Cost $92,110) ($ Thousands)		106,030

CASH EQUIVALENT – 3.5%
SEI Daily Income Trust, Government Fund, Cl F 1.500% **†	3,832,922	3,833

Total Cash Equivalent (Cost $3,833) ($ Thousands)		3,833

Total Investments in Securities – 99.9% (Cost $95,943) ($ Thousands)		$109,863

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Mid-Cap Fund (Continued)

Percentages are based on Net Assets of $109,993 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	3,143	9,709	(9,019)	–	–	3,833	3,832,922	9	–

Amounts designated as “–” are either $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.0%
Communication Services – 8.0%
AT&T Inc	560,800	$21,916
BCE Inc	82,400	3,823
Cable One Inc	8,988	13,378
China Mobile ADR	75,300	3,183
Cinemark Holdings Inc	304,342	10,302
Comcast Corp, Cl A	426,000	19,157
Emerald Expositions Events	44,683	471
EverQuote Inc, Cl A *	8,044	276
Fluent Inc *	49,760	124
Hemisphere Media Group Inc, Cl A *	1,396	21
IAC/InterActiveCorp *	18,489	4,606
John Wiley & Sons Inc, Cl A	30,897	1,499
Liberty Latin America Ltd, Cl A *	13,661	264
Madison Square Garden Co/The *	24,058	7,078
National CineMedia Inc	18,882	138
NTT DOCOMO Inc ADR	184,500	5,127
Omnicom Group Inc	177,943	14,417
SK Telecom Co Ltd ADR	191,000	4,414
TELUS	201,700	7,821
Verizon Communications	582,177	35,746

		153,761

Consumer Discretionary – 7.6%
1-800-Flowers.com Inc, Cl A *	5,638	82
Aaron’s Inc	12,708	726
Adtalem Global Education Inc *	3,736	131
AutoZone Inc *	19,300	22,992
Bright Horizons Family Solutions Inc *	40,177	6,038
Callaway Golf Co	10,248	217
Canadian Tire Corp Ltd, Cl A	45,600	4,914
Cavco Industries Inc *	518	101
Cheesecake Factory	27,093	1,053
Churchill Downs Inc	7,993	1,097
Chuy’s Holdings Inc *	3,357	87
Collectors Universe Inc	8,783	202
Cracker Barrel Old Country Store Inc	39,537	6,078
Darden Restaurants Inc	2	–
Del Taco Restaurants Inc *	22,060	174
eBay Inc	177,400	6,406
Ford Motor Co	1,173,300	10,912
frontdoor Inc *	59,245	2,809
Gentex Corp	40,812	1,183
Graham Holdings Co, Cl B	3,376	2,157
Grand Canyon Education Inc *	33,894	3,247
H&R Block Inc	45,067	1,058

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kohl’s Corp	89,800	$4,575
Lululemon Athletica Inc *	17,775	4,118
MasterCraft Boat Holdings Inc *	1,460	23
NIKE Inc, Cl B	18,949	1,920
Regis Corp *	4,526	81
Ross Stores Inc	15,202	1,770
Ruth’s Hospitality Group Inc	14,220	309
ServiceMaster Global Holdings Inc *	4,516	175
Six Flags Entertainment Corp	26,780	1,208
Target Corp, Cl A	320,200	41,053
Texas Roadhouse Inc, Cl A	4,562	257
TJX Cos Inc/The	54,080	3,302
Toyota Motor Corp ADR	57,700	8,109
Tupperware Brands Corp	14,437	124
Ulta Beauty Inc *	26,795	6,783

		145,471

Consumer Staples – 12.9%
Altria Group Inc	465,735	23,245
Calavo Growers Inc	10,499	951
Clorox Co/The	51,689	7,936
Coca-Cola Co/The	174,117	9,637
Colgate-Palmolive Co	116,990	8,054
Costco Wholesale Corp	36,064	10,600
Flowers Foods Inc	274,759	5,973
Freshpet Inc *	3,950	233
General Mills Inc	209,947	11,245
Hershey Co/The	83,383	12,256
Hostess Brands Inc, Cl A *	45,482	661
Ingredion Inc	55,800	5,187
J&J Snack Foods Corp	5,929	1,093
JM Smucker Co/The	186,737	19,445
John B Sanfilippo & Son	2,697	246
Kellogg Co	70,100	4,848
Kimberly-Clark Corp	36,000	4,952
Kroger Co/The	524,000	15,191
Lamb Weston Holdings Inc	101,568	8,738
Lancaster Colony Corp	8,970	1,436
Landec Corp *	508	6
MGP Ingredients Inc	18,174	880
PepsiCo Inc	101,667	13,895
Performance Food Group *	27,054	1,393
Philip Morris International Inc	83,767	7,128
Simply Good Foods Co/The *	3,784	108
Sysco Corp, Cl A	151,781	12,983
Tootsie Roll Industries Inc	10,276	351
Tyson Foods Inc, Cl A	272,944	24,849
Universal Corp/VA	10,258	585
Walgreens Boots Alliance Inc	205,400	12,110
Walmart Inc	187,800	22,318

		248,533

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Energy – 1.4%
Arch Coal Inc	994	$71
Baker Hughes Co, Cl A	86,530	2,218
Cactus Inc, Cl A	15,042	516
ConocoPhillips	9,766	635
Dorian LPG Ltd *	7,269	113
Evolution Petroleum Corp	5,652	31
NACCO Industries Inc, Cl A	3,335	156
Par Pacific Holdings Inc *	52,627	1,223
Phillips 66	122,600	13,659
REX American Resources Corp *	2,450	201
Valero Energy Corp	96,200	9,009

		27,832

Financials – 15.9%
ACNB Corp	357	14
Aflac Inc	402,300	21,282
Allstate Corp/The	253,100	28,461
American Financial Group Inc/OH	177,246	19,435
American National Insurance Co	8,132	957
Annaly Capital Management Inc ‡	1,479,500	13,937
Apollo Commercial Real Estate Finance Inc ‡	85,544	1,565
Arch Capital Group Ltd *	217,323	9,321
Ares Commercial Real Estate Corp ‡	3,513	56
ARMOUR Residential REIT Inc ‡	19,839	355
Assurant Inc	36,831	4,828
Assured Guaranty Ltd	131,800	6,461
B. Riley Financial Inc	7,659	193
Bank of NT Butterfield & Son Ltd/The	33,562	1,242
Baycom Corp *	6,069	138
BCB Bancorp Inc	10,338	143
Berkshire Hathaway Inc, Cl B *	112,100	25,391
Blackstone Mortgage Trust Inc, Cl A ‡	34,234	1,274
Cannae Holdings Inc *	17,300	643
Capitol Federal Financial Inc	35,726	491
Cboe Global Markets Inc	104,846	12,582
Century Bancorp Inc/MA, Cl A	908	82
Chimera Investment Corp ‡	349,000	7,175
Civista Bancshares Inc	4,479	108
CME Group Inc	69,532	13,956
CNA Financial Corp	79,700	3,571
Community Bankers Trust Corp	17,908	159
Community Financial	206	7
Crawford & Co, Cl A	3,960	45
Dynex Capital Inc ‡	1	–
Employers Holdings Inc	2,258	94
Enstar Group Ltd *	1,710	354
Evans Bancorp Inc	2,900	116
Exantas Capital Corp ‡	36,477	431
FBL Financial Group Inc, Cl A	3,491	206
FGL Holdings	13,469	143

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fifth Third Bancorp	158,300	$4,866
First American Financial Corp	76,300	4,450
First Bancshares Inc/The	115	4
First Business Financial Services Inc	2,957	78
First Northwest Bancorp	3,269	59
Focus Financial Partners Inc, Cl A *	20,125	593
Genworth MI Canada Inc	71,000	3,111
Global Indemnity Ltd	511	15
Granite Point Mortgage Trust Inc ‡	38,862	714
Hanover Insurance Group Inc/The, Cl A	6,689	914
Hartford Financial Services Group Inc/The	69,100	4,199
HomeTrust Bancshares Inc	1,046	28
Horace Mann Educators Corp, Cl A	31,617	1,380
Houlihan Lokey Inc, Cl A	13,821	675
Independent Bank Corp/MI	1,552	35
Invesco Mortgage Capital Inc ‡	25,452	424
Investar Holding Corp	965	23
Janus Henderson Group PLC	105,828	2,588
JPMorgan Chase & Co	48,400	6,747
Kinsale Capital Group Inc	13,781	1,401
KKR Real Estate Finance Trust Inc ‡	7,106	145
Loblaw Cos Ltd	110,700	5,719
Macatawa Bank Corp	1,707	19
MarketAxess Holdings Inc	20,184	7,652
Merchants Bancorp/IN	4,048	80
Mercury General Corp	14,114	688
MFA Financial Inc ‡	1,804,994	13,808
Moelis & Co, Cl A	307	10
Morningstar Inc, Cl A	14,841	2,246
MVB Financial Corp	3,787	94
National Bank of Canada	145,500	8,088
National General Holdings Corp	32,675	722
Nicolet Bankshares Inc *	6,867	507
Northeast Bank	24,182	532
Ohio Valley Banc Corp	1,779	70
Old Republic International Corp	25,909	580
Old Second Bancorp Inc	2,501	34
OP Bancorp	6,944	72
Orrstown Financial Services Inc	6,033	136
Parke Bancorp Inc	3,024	77
PCSB Financial Corp	20,853	422
Peoples Bancorp of North Carolina	595	20
PNC Financial Services Group Inc/The	52,911	8,446
Popular Inc	32,958	1,936
Preferred Bank/Los Angeles CA	1,167	70
Premier Financial Bancorp Inc	9,395	170
Ready Capital Corp ‡	31,292	483
Reinsurance Group of America Inc, Cl A	23,900	3,897
Riverview Bancorp Inc	15,930	131
Safety Insurance Group Inc	6,911	639
Signature Bank/New York NY, Cl B	2,426	331

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SmartFinancial Inc	2,630	$62
Southern National Bancorp of Virginia Inc	12,979	212
Starwood Property Trust Inc ‡	343,145	8,531
Stewart Information Services Corp	22,624	923
Stock Yards Bancorp Inc	1,188	49
TFS Financial Corp	27,471	541
Third Point Reinsurance Ltd *	69,515	731
Timberland Bancorp Inc/WA	15,155	451
TPG RE Finance Trust Inc ‡	48,040	974
TriCo Bancshares	1,247	51
Truist Financial Corp	151,500	8,532
United Security Bancshares/Fresno CA	938	10
Unity Bancorp	2,310	52
US Bancorp	172,500	10,228
Virtu Financial Inc, Cl A	33,257	532
Waterstone Financial Inc	2,907	55
Wells Fargo & Co	175,300	9,431
WesBanco Inc	2,178	82
WR Berkley Corp	4,762	329

		307,120

Health Care – 10.3%
AbbVie Inc	100,800	8,925
Accuray Inc *	479	1
Amgen Inc, Cl A	39,400	9,498
Amphastar Pharmaceuticals Inc *	20,821	402
Anika Therapeutics Inc *	13,861	719
Anthem Inc	1,076	325
Bio-Rad Laboratories Inc, Cl A *	18,171	6,724
Bristol-Myers Squibb Co	225,300	14,462
Chemed Corp	8,506	3,736
Computer Programs & Systems Inc	2,127	56
Cross Country Healthcare Inc *	7,116	83
CVS Health Corp	145,020	10,774
Enzo Biochem Inc *	36,914	97
Gilead Sciences Inc	127,129	8,261
Haemonetics Corp *	8,613	990
HCA Healthcare Inc	94,000	13,894
Johnson & Johnson	223,100	32,544
Joint Corp/The *	19,736	319
LeMaitre Vascular Inc	25,195	906
Merck & Co Inc	394,800	35,907
Meridian Bioscience Inc	34,764	340
Myriad Genetics Inc *	13,690	373
Patterson Cos Inc	11,781	241
Pfizer Inc	754,300	29,553
Phibro Animal Health Corp, Cl A	31,337	778
Quest Diagnostics Inc	12,429	1,327
Recro Pharma Inc *	11,947	219
Sanofi ADR	61,600	3,092
Universal Health Services Inc, Cl B	41,400	5,939

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Physical Therapy Inc	2,467	$282
Vanda Pharmaceuticals Inc *	12,341	202
West Pharmaceutical Services Inc	44,144	6,636
Zynex Inc *	11,478	90

		197,695

Industrials – 10.4%
Allison Transmission Holdings Inc	215,300	10,403
BWX Technologies Inc, Cl W	103,912	6,451
Carlisle Cos Inc	26,052	4,216
Crane Co, Cl A	27,838	2,405
Cummins Inc	31,600	5,655
Curtiss-Wright Corp	39,513	5,567
Eaton Corp PLC	137,400	13,015
Forrester Research Inc	5,899	246
General Dynamics Corp	8,579	1,513
HEICO Corp, Cl A	19,699	1,764
Heidrick & Struggles International Inc	2,695	88
Honeywell International Inc	33,106	5,860
Huntington Ingalls Industries Inc, Cl A	54,205	13,599
Insperity Inc, Cl A	8,650	744
Lawson Products Inc/DE *	1,300	68
Lockheed Martin Corp	39,298	15,302
National Presto Industries	5,785	511
Northrop Grumman Corp	37,866	13,025
Omega Flex Inc	2,438	261
Raytheon Co	71,720	15,760
Republic Services Inc	326,507	29,265
SkyWest Inc	702	45
Snap-on Inc	43,480	7,365
SP Plus Corp *	1,208	51
Spartan Motors Inc	10,100	183
Toro Co/The	83,447	6,648
United Technologies Corp	66,500	9,959
Vectrus Inc *	15,838	812
Waste Management Inc	251,359	28,645

		199,426

Information Technology – 14.3%
Agilysys Inc *	8,784	223
Amdocs Ltd	566,067	40,864
Apple Inc	40,600	11,922
Avnet Inc	87,000	3,692
Booz Allen Hamilton Holding Corp, Cl A	135,608	9,646
CACI International Inc, Cl A *	25,860	6,465
Canon Inc ADR	130,800	3,577
CDK Global Inc	238,252	13,028
CDW Corp/DE	37,815	5,401
Cisco Systems Inc	537,800	25,793
Citrix Systems Inc	80,385	8,915
Corning Inc, Cl B	120,900	3,519

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CSG Systems International Inc	19,077	$988
Digital Turbine Inc *	69,916	498
Ebix Inc	17,229	576
F5 Networks Inc, Cl A *	41,500	5,795
FLIR Systems Inc	23,071	1,201
Genpact Ltd	237,517	10,016
Hackett Group Inc/The	5,985	97
Intel Corp	440,000	26,334
International Business Machines Corp	90,300	12,104
Jack Henry & Associates Inc	8,332	1,214
ManTech International Corp/VA, Cl A	15,183	1,213
Maxim Integrated Products Inc	5,347	329
Motorola Solutions Inc	64,462	10,387
MTS Systems Corp, Cl A	6,845	329
National Instruments Corp	159,262	6,743
NVE Corp	2,484	177
Oracle Corp, Cl B	536,100	28,403
Paychex Inc	151,896	12,920
Perspecta Inc	5,323	141
PRGX Global Inc *	8,673	43
Progress Software Corp	21,882	909
QAD Inc, Cl A	1,936	99
Science Applications International Corp	14,109	1,228
SecureWorks Corp, Cl A *	7,288	121
SPS Commerce Inc *	6,416	356
Sykes Enterprises Inc *	5,752	213
SYNNEX Corp	8,285	1,067
TTEC Holdings Inc	5,995	237
Western Union Co/The	715,900	19,172
Xperi Corp	13,244	245

		276,200

Materials – 3.6%
AptarGroup Inc	34,070	3,939
Ardagh Group SA, Cl A	42,071	824
Avery Dennison Corp	14,573	1,906
Coeur Mining Inc *	45,306	366
Eastman Chemical Co	71,600	5,675
Ecolab Inc	60,266	11,631
Gold Resource Corp	146,133	810
Hawkins Inc	3,939	180
Materion Corp	2,815	167
NewMarket Corp	169	82
Newmont Goldcorp Corp	178,081	7,738
Reliance Steel & Aluminum Co	38,381	4,597
Royal Gold Inc, Cl A	70,125	8,573
Sealed Air Corp	165,200	6,580
Silgan Holdings Inc	165,800	5,153
Sonoco Products Co	140,494	8,671
Valvoline Inc	116,424	2,493

		69,385

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Real Estate – 3.8%
Apple Hospitality REIT Inc ‡	165,190	$2,684
Brandywine Realty Trust ‡	306,000	4,820
Brixmor Property Group Inc ‡	246,300	5,323
CoreCivic Inc ‡	48,641	845
Gaming and Leisure Properties Inc ‡	300,229	12,925
GEO Group Inc/The ‡	35,315	587
Global Medical REIT Inc ‡	8,999	119
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	10,173	327
Mack-Cali Realty Corp ‡	24,647	570
National Health Investors Inc ‡	62,456	5,089
NexPoint Residential Trust Inc ‡	3,484	157
Omega Healthcare Investors Inc ‡	144,000	6,098
One Liberty Properties Inc ‡	2,004	54
Piedmont Office Realty Trust, Cl A ‡	273,000	6,072
PS Business Parks Inc ‡	9,925	1,636
Retail Properties of America Inc, Cl A ‡	413,000	5,534
Rexford Industrial Realty Inc ‡	3,982	182
RMR Group Inc/The, Cl A ‡	528	24
Terreno Realty Corp ‡	30,931	1,675
VEREIT Inc ‡	907,500	8,385
VICI Properties Inc ‡	426,689	10,902

		74,008

Utilities – 8.8%
ALLETE	14,408	1,170
Ameren Corp	25,864	1,986
American Electric Power Co Inc	156,021	14,746
American States Water Co	1,878	163
Atlantic Power Corp *	124,958	291
Avista Corp	21,867	1,052
CenterPoint Energy Inc	40,112	1,094
Chesapeake Utilities Corp	11,351	1,088
CMS Energy Corp	168,002	10,557
Consolidated Edison Inc	129,693	11,733
Dominion Energy Inc	23,425	1,940
DTE Energy Co	145,994	18,960
Edison International	89,800	6,772
Entergy Corp	176,000	21,085
Exelon Corp	520,300	23,720
FirstEnergy Corp	203,000	9,866
Hawaiian Electric Industries Inc	107,565	5,040
IDACORP Inc, Cl A	14,400	1,538
MGE Energy Inc	18,546	1,462
Northwest Natural Holding Co	27,904	2,057
NorthWestern Corp	16,836	1,207
ONE Gas Inc	14,901	1,394
Pinnacle West Capital Corp	149,190	13,417
PNM Resources Inc	21,327	1,081
Portland General Electric Co	112,339	6,267

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Public Service Enterprise Group Inc	73,500	$4,340
Southern Co/The	7,835	499
Southwest Gas Holdings Inc	7,543	573
Spire	17,848	1,487
Unitil Corp	22,335	1,381
Xcel Energy Inc	13,638	866

		168,832

Total Common Stock (Cost $1,504,374) ($ Thousands)		1,868,263

CASH EQUIVALENT – 2.7%
SEI Daily Income Trust, Government Fund,
Cl F 1.500% **†	52,547,686	52,548

Total Cash Equivalent (Cost $52,548) ($ Thousands)		52,548

Total Investments in Securities – 99.7% (Cost $1,556,922) ($ Thousands)		$1,920,811

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	205	Mar-2020	$32,680	$33,119	$439

			$32,680	$33,119	$439

Percentages are based on Net Assets of $1,926,964 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,868,263	–	–	1,868,263
Cash Equivalent	52,548	–	–	52,548

Total Investments in Securities	1,920,811	–	–	1,920,811

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	439	–	–	439

Total Other Financial Instruments	439	–	–	439

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “–” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

U.S. Managed Volatility Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	44,041	177,099	(168,592)	–	–	52,548	52,547,686	177	–

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.4%
Australia – 3.1%
Alumina Ltd	275,788	$446
Aurizon Holdings Ltd	718,932	2,643
Boral Ltd	723,360	2,278
CIMIC Group Ltd	19,518	455
Cochlear Ltd	11,541	1,823
Computershare Ltd	308,586	3,640
Crown Resorts Ltd	55,866	472
Dacian Gold Ltd *	34,383	38
Evolution Mining Ltd	94,583	253
Flight Centre Travel Group Ltd	33,122	1,026
Harvey Norman Holdings Ltd	210,830	603
Insurance Australia Group Ltd	78,170	421
Newcrest Mining Ltd	471,713	10,031
Regis Resources Ltd	136,357	416
Rio Tinto Ltd	109,142	7,703
Tabcorp Holdings Ltd	591,215	1,883
Telstra Corp Ltd, Cl B	1,953,636	4,861
Treasury Wine Estates Ltd	75,102	857
Westgold Resources Ltd *	128,529	207
Woolworths Group Ltd	38,732	984

		41,040

Austria – 0.5%
Agrana Beteiligungs AG	13,823	290
Erste Group Bank AG	35,620	1,349
EVN AG	17,488	340
Oberbank AG	594	64
Oesterreichische Post AG	18,394	711
Telekom Austria AG, Cl A	44,848	366
Verbund AG ‡	68,698	3,454

		6,574

Belgium – 0.5%
Ageas	41,535	2,459
Colruyt SA	45,802	2,391
KBC Group NV	6,832	515
Proximus SADP	27,596	790

		6,155

Bermuda – 1.0%
Arch Capital Group Ltd *	66,836	2,866
Everest Re Group Ltd	21,105	5,843
RenaissanceRe Holdings Ltd	25,124	4,925

		13,634

Canada – 7.2%
Agnico Eagle Mines Ltd	12,900	796
Algonquin Power & Utilities Corp	62,800	890
Argonaut Gold Inc *	94,800	143

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atco Ltd/Canada, Cl I	103,335	$3,966
B2Gold Corp	355,577	1,429
Bank of Montreal	109,817	8,523
Barrick Gold Corp	98,500	1,832
BCE Inc	218,926	10,148
Canadian Utilities Ltd, Cl A	138,773	4,192
Centerra Gold Inc *	341,533	2,721
CGI Inc, Cl A *	43,000	3,603
Constellation Software Inc/Canada	4,800	4,668
Cronos Group Inc *	15,200	117
Dundee Precious Metals Inc *	142,700	614
Emera Inc	63,300	2,723
Empire Co Ltd, Cl A	38,100	895
Fairfax Financial Holdings Ltd	6,600	3,103
Franco-Nevada Corp	12,700	1,313
George Weston Ltd	20,221	1,606
Gran Colombia Gold Corp *	17,200	74
Guyana Goldfields Inc *	103,600	56
H&R Real Estate Investment Trust ‡	113,400	1,845
Hydro One Ltd	35,600	689
Intact Financial Corp	2,100	227
Kinross Gold Corp *	420,800	1,999
Kirkland Lake Gold Ltd	60,654	2,677
Loblaw Cos Ltd	87,500	4,521
Metro Inc/CN, Cl A	35,600	1,471
Morguard Real Estate Investment Trust ‡	5,637	51
National Bank of Canada	70,000	3,891
OceanaGold Corp	461,397	907
Osisko Gold Royalties Ltd	187,440	1,824
Parkland Fuel Corp	7,800	287
Power Financial Corp	49,700	1,339
Quebecor Inc, Cl B	33,700	861
RioCan Real Estate Investment Trust ‡	120,900	2,495
Rogers Communications Inc, Cl B	128,700	6,400
Roxgold Inc *	46,300	37
Royal Bank of Canada	34,500	2,734
SEMAFO Inc *	278,709	580
SmartCentres Real Estate Investment Trust ‡	30,900	744
SSR Mining Inc *	104,537	2,015
Stantec Inc	28,500	807
TELUS Corp	3,100	120
Teranga Gold Corp *	31,826	172
Torex Gold Resources Inc *	92,174	1,459
True North Commercial Real Estate Investment Trust ‡	15,900	89
Wesdome Gold Mines Ltd *	37,086	291
Wheaton Precious Metals Corp	21,000	626
Yamana Gold Inc	82,265	326

		94,896

Denmark – 0.8%
Carlsberg A/S, Cl B	66,759	9,967

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H Lundbeck A/S, Cl H	3	$–

		9,967

Finland – 0.5%
Elisa Oyj	5,381	297
Orion Oyj, Cl B	118,948	5,505
Sampo Oyj, Cl A	4,918	215

		6,017

France – 1.3%
Aeroports de Paris, Cl A	265	52
Caisse Regionale de Credit Agricole Mutuel Nord de France	453	15
Dassault Aviation SA	34	45
Engie SA	280,727	4,541
Eutelsat Communications SA	107,660	1,752
Orange SA	45,178	665
SCOR SE	6,564	276
Veolia Environnement SA	352,556	9,395

		16,741

Germany – 1.3%
adidas AG	301	98
Deutsche Telekom AG	359,122	5,871
Fraport AG Frankfurt Airport Services Worldwide	1,013	87
Hannover Rueck SE	4,742	918
McKesson Europe AG	874	26
METRO AG	225,337	3,609
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	20,043	5,917
MVV Energie AG	2,427	75
RHOEN-KLINIKUM AG	16,151	316

		16,917

Guernsey – 0.4%
Amdocs Ltd	77,049	5,562

Hong Kong – 3.4%
ASM Pacific Technology Ltd	94,600	1,312
CK Hutchison Holdings Ltd	79,000	753
CK Infrastructure Holdings Ltd	667,000	4,747
CLP Holdings Ltd, Cl B	1,420,656	14,933
Hang Seng Bank Ltd	46,900	969
HK Electric Investments & HK Electric Investments Ltd	1,783,500	1,758
HKT Trust & HKT Ltd	4,015,000	5,658
Hong Kong & China Gas Co Ltd	599,000	1,170
Langham Hospitality Investments and Langham Hospitality Investments Ltd ‡	425,500	129
Link REIT ‡	178,500	1,890
Miramar Hotel & Investment	49,000	99
MTR Corp Ltd	609,000	3,599
PCCW Ltd	1,634,000	967
Power Assets Holdings Ltd	376,500	2,754

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regal Hotels International Holdings Ltd	318,000	$176
Techtronic Industries Co Ltd	199,000	1,623
Vitasoy International Holdings Ltd	258,000	935
Yue Yuen Industrial Holdings Ltd	593,500	1,752

		45,224

Ireland – 0.1%
Jazz Pharmaceuticals PLC *	7,446	1,112
Kerry Group PLC, Cl A	3,422	427

		1,539

Israel – 1.9%
Bank Hapoalim BM	889,418	7,378
Bank Leumi Le-Israel BM	1,757,397	12,791
FIBI Holdings Ltd	1,678	57
Israel Discount Bank Ltd, Cl A	1,058,914	4,908
Isras Investment Co Ltd	193	42
Mediterranean Towers Ltd	19,905	58
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	624	36

		25,270

Italy – 1.6%
A2A SpA	636,344	1,195
Assicurazioni Generali SpA	406,837	8,405
Enel SpA	514,591	4,090
Hera SpA	610,398	2,677
Intesa Sanpaolo SpA	1,197,394	3,155
Iren SpA	535,412	1,662
Orsero SpA	4,900	35

		21,219

Japan – 10.4%
ABC-Mart Inc, Cl H	36,200	2,468
Aeon Hokkaido Corp	41,700	304
AEON REIT Investment Corp ‡	153	209
Ahjikan Co Ltd	2,176	18
Alpen Co Ltd	9,669	157
Amiyaki Tei Co Ltd	900	31
Aohata Corp	24	1
Aozora Bank Ltd	43,200	1,143
Araya Industrial Co Ltd	2,600	35
Astellas Pharma Inc	29,600	506
Atsugi Co Ltd	11,750	92
Can Do Co Ltd	4,000	60
C’BON COSMETICS Co Ltd	1,100	25
Chubu Electric Power Co Inc	28,900	408
Chugoku Electric Power Co Inc/The	49,092	645
Computer Institute of Japan Ltd	2,700	24
Create Medic Co Ltd	6,200	60
Daiwa Office Investment Corp ‡	11	85
DCM Holdings Co Ltd	44,000	429
DyDo Group Holdings Inc	28,690	1,211
EDION Corp	3,000	33

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FALCO HOLDINGS Co Ltd	3,400	$57
Fast Retailing Co Ltd	5,700	3,399
Frontier Real Estate Investment Corp ‡	166	698
Fujiya Co Ltd	19,300	376
Fukuoka REIT Corp ‡	101	172
G-7 Holdings Inc, Cl 7	11,134	248
Hitachi Ltd	569	24
Hokkaido Gas Co Ltd	5,200	80
Hoya Corp	7,300	698
Ichigo Hotel REIT Investment Corp ‡	249	316
Industrial & Infrastructure Fund Investment Corp ‡	229	349
Itochu-Shokuhin Co Ltd	2,003	96
Japan Excellent Inc ‡	611	988
Japan Logistics Fund Inc ‡	228	581
Japan Oil Transportation Co Ltd	2,100	56
Japan Post Bank Co Ltd	122,300	1,175
Japan Post Holdings Co Ltd	924,500	8,685
Japan Rental Housing Investments Inc ‡	888	869
Japan Retail Fund Investment Corp, Cl A ‡	189	406
Japan Tobacco Inc	160,200	3,570
Kakaku.com Inc	107,900	2,743
Kaken Pharmaceutical Co Ltd	800	44
Kakiyasu Honten Co Ltd	6,931	195
Kato Sangyo Co Ltd	29,100	954
KDDI Corp	365,900	10,919
Kenedix Retail REIT Corp ‡	351	893
KFC Holdings Japan Ltd	6,110	178
King Jim Co Ltd	13,600	109
Kohnan Shoji Co Ltd	37,946	890
Konica Minolta Inc	4,000	26
Kurimoto Ltd	4,600	92
Kyokuyo Co Ltd	6,600	174
KYORIN Holdings Inc	104,700	1,829
Kyushu Electric Power Co Inc	54,700	474
Kyushu Railway Co	88,800	2,969
Marimo Regional Revitalization REIT Inc ‡	66	79
Marubeni Corp	165,700	1,224
McDonald’s Holdings Co Japan Ltd	10,300	496
Medipal Holdings Corp	105,800	2,332
Mitsubishi Estate Logistics REIT Investment Corp ‡	26	85
Mitsui & Co Ltd	77,100	1,368
Miyoshi Oil & Fat Co Ltd	16,300	190
Mizuho Financial Group Inc	6,066,100	9,328
Mochida Pharmaceutical Co Ltd	6,100	246
Mori Hills REIT Investment Corp ‡	174	289
Mori Trust Hotel Reit Inc ‡	108	150
Mori Trust Sogo Reit Inc ‡	681	1,221
Morozoff Ltd	1,100	52
MS&AD Insurance Group Holdings Inc	46,900	1,547

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Musashi Co Ltd	2,400	$45
Natori Co Ltd	500	8
Nippon BS Broadcasting Corp	1,700	18
Nippon Flour Mills Co Ltd	73,334	1,133
Nippon Kanzai Co Ltd	8,706	158
Nippon Telegraph & Telephone Corp	397,200	10,082
Nisshin Oillio Group Ltd/The	21,352	739
Nissui Pharmaceutical Co Ltd	1,600	19
NJS Co Ltd	2,600	43
NTT DOCOMO Inc	396,400	11,039
Ohsho Food Service Corp	6,405	382
Okinawa Cellular Telephone Co	800	31
Okinawa Electric Power Co Inc/The	66,112	1,239
Ooedo Onsen Reit Investment Corp ‡	147	126
Oracle Corp Japan	44,300	4,025
Orix JREIT Inc ‡	134	291
OUG Holdings Inc	3,000	75
Premier Investment Corp ‡	401	567
Ricoh Co Ltd	391,200	4,257
San Holdings Inc	3,800	49
Sankyo Co Ltd	13,500	447
Secom Co Ltd	9,300	832
Sekisui House Ltd	24,400	522
Seven & i Holdings Co Ltd	11,400	418
SG Holdings Co Ltd	64,000	1,439
Shimamura Co Ltd	5,400	411
Shofu Inc	6,400	106
Showa Sangyo Co Ltd	5,700	163
SKY Perfect JSAT Holdings Inc	20,400	91
Softbank Corp	540,600	7,240
Sony Financial Holdings Inc	40,100	961
SRS Holdings Co Ltd	9,368	90
St Marc Holdings Co Ltd	3,200	69
Star Asia Investment Corp ‡	569	612
Starts Proceed Investment Corp, Cl A ‡	294	547
Step Co Ltd	4,400	64
Sumitomo Mitsui Financial Group Inc	134,200	4,943
Sundrug Co Ltd	12,900	467
Taiko Pharmaceutical Co Ltd	17,000	510
Ten Allied Co Ltd *	5,900	24
Toho Holdings Co Ltd	53,700	1,190
Tohoku Electric Power Co Inc	76,700	759
Tokyo Electric Power Co Holdings Inc *	545,400	2,327
Tokyo Theatres Co Inc ‡	2,100	27
Tokyu Recreation Co Ltd	800	37
Tokyu REIT Inc ‡	163	309
Tosei Reit Investment Corp ‡	237	291
Toyo Suisan Kaisha Ltd	8,800	374
Toyota Motor Corp	7,200	507
Tsukada Global Holdings Inc	7,400	40
Tsuruha Holdings Inc	4,400	565

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unicafe Inc	6,400	$58
Vital KSK Holdings Inc	59,400	571
Wowow Inc	724	18
XYMAX REIT Investment Corp ‡	129	164
Yamada Denki Co Ltd	174,100	926
Yashima Denki Co Ltd	1,813	15
ZOZO Inc	99,800	1,907

		136,250

Luxembourg – 0.0%
SES SA, Cl A	19,198	269

Netherlands – 0.0%
ABN AMRO Bank NV	26,083	476

New Zealand – 1.9%
Abano Healthcare Group Ltd	3,951	14
Argosy Property Ltd ‡	271,927	253
Arvida Group Ltd	42,943	56
Auckland International Airport Ltd	111,043	655
Chorus Ltd	24,980	104
Contact Energy Ltd	956,943	4,603
EBOS Group Ltd	12,278	201
Fisher & Paykel Healthcare Corp Ltd	483,499	7,241
Fletcher Building Ltd	541,337	1,859
Goodman Property Trust ‡	918,647	1,376
Kathmandu Holdings Ltd	27,874	63
Kiwi Property Group Ltd ‡	830,040	874
Mainfreight Ltd	3,460	99
Mercury NZ Ltd	458,055	1,561
Metlifecare Ltd	42,312	195
Oceania Healthcare Ltd	96,389	86
Property for Industry Ltd ‡	119,612	197
Restaurant Brands New Zealand Ltd	32,005	301
Ryman Healthcare Ltd	27,873	307
Sanford Ltd/NZ	10,470	56
Spark New Zealand Ltd	1,500,545	4,383
Stride Property Group ‡	82,207	131
Trustpower Ltd	30,153	151
Vector Ltd	94,500	238
Vital Healthcare Property Trust ‡	39,324	75
Warehouse Group Ltd/The	38,887	74

		25,153

Norway – 1.3%
Mowi ASA	50,189	1,302
Olav Thon Eiendomsselskap ASA ‡	1,713	32
Orkla ASA	1,121,459	11,356
Telenet Group Holding NV	15,770	709
Telenor ASA	212,711	3,807

		17,206

Portugal – 0.1%
REN - Redes Energeticas Nacionais SGPS SA	426,813	1,303

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Singapore – 1.7%
Ascendas Real Estate Investment Trust ‡	76,500	$169
CapitaLand Commercial Trust ‡	291,900	432
CapitaLand Mall Trust ‡	2,038,300	3,729
ComfortDelGro Corp Ltd	672,000	1,190
Dairy Farm International Holdings Ltd	108,800	621
DBS Group Holdings Ltd	117,300	2,258
Fraser and Neave Ltd	20,400	26
IREIT Global ‡	88,100	53
Jardine Matheson Holdings Ltd	4,708	262
SATS Ltd	315,400	1,187
Sheng Siong Group Ltd	1,008,196	930
Singapore Airlines Ltd	800	5
Singapore Exchange Ltd	193,600	1,276
Singapore Press Holdings Ltd	110,500	179
Singapore Technologies Engineering Ltd	248,400	728
Singapore Telecommunications Ltd	1,583,000	3,967
SPH REIT ‡	614,603	489
Venture Corp Ltd	144,100	1,736
Yangzijiang Shipbuilding Holdings Ltd	3,979,200	3,314

		22,551

Spain – 0.2%
Bankinter SA	26,010	191
Iberdrola SA	177,583	1,835

		2,026

Sweden – 1.6%
Axfood AB	295,834	6,589
Husqvarna AB, Cl B	70,454	565
ICA Gruppen AB	241,603	11,270
Swedish Match AB	30,972	1,598
Telia Co AB	239,769	1,031

		21,053

Switzerland – 5.3%
AEVIS VICTORIA SA	1,870	27
Allreal Holding AG, Cl A	17,384	3,455
Baloise Holding AG	3,314	599
Barry Callebaut AG	215	475
BKW AG	15,320	1,130
Chocoladefabriken Lindt & Spruengli AG	440	3,815
Intershop Holding AG	178	104
Mobimo Holding AG	512	152
Nestle SA	72,724	7,868
Novartis AG	102,623	9,729
Orior AG	749	69
Plazza AG ‡	133	39
PSP Swiss Property AG	24,793	3,422
Roche Holding AG	38,056	12,342
Sonova Holding AG	19,906	4,552
Swiss Life Holding AG	7,852	3,941
Swiss Prime Site AG	31,161	3,604

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Swisscom AG	22,869	$12,100
Tamedia AG	491	48
Valora Holding AG	2,204	614
Zug Estates Holding AG, Cl B	3	7
Zurich Insurance Group AG	4,142	1,698

		69,790

United Kingdom – 2.3%
Auto Trader Group PLC	164,283	1,294
Britvic PLC	516,162	6,185
Diageo PLC	187,565	7,953
easyJet PLC	2	–
Empiric Student Property PLC	352,633	455
GCP Student Living PLC ‡	177,254	465
Greggs PLC	5,059	154
Lok’nStore Group PLC ‡	3,703	35
National Grid PLC	502,038	6,280
Next PLC, Cl A	1,214	113
Pan African Resources PLC	83,787	13
PPHE Hotel Group Ltd	1,857	46
Secure Income REIT Plc ‡	31,630	182
Standard Life Aberdeen PLC	286,557	1,246
Target Healthcare REIT PLC ‡	45,895	71
Tate & Lyle PLC	154,723	1,558
TUI AG	2	–
Warehouse Reit PLC ‡	83,462	123
Wm Morrison Supermarkets PLC	1,421,302	3,762

		29,935

United States – 49.9%
Communication Services – 3.2%
AT&T Inc	124,484	4,865
ATN International Inc	5,459	302
Comcast Corp, Cl A	218,593	9,830
Discovery Inc, Cl A *	19,829	649
Discovery Inc, Cl C *	15,769	481
Emerald Expositions Events Inc	2,583	27
Gannett Co Inc	99,237	633
Interpublic Group of Cos Inc/The	47,249	1,092
John Wiley & Sons Inc, Cl A	31,339	1,521
Liberty Media Corp-Liberty Braves *	12,900	381
Liberty Media Corp-Liberty SiriusXM *	6,544	315
Live Nation Entertainment Inc *	6,947	497
Marcus Corp/The	24,058	764
MSG Networks Inc *	17,704	308
News Corp, Cl A	258,259	3,652
Omnicom Group Inc	40,185	3,256
Reading International Inc, Cl A *	9,570	107
Scholastic Corp, Cl B	51,376	1,975
Telephone & Data Systems Inc	88,955	2,262
Verizon Communications Inc	156,710	9,622

		42,539

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Consumer Discretionary – 6.1%
Acushnet Holdings Corp	34,620	$1,125
American Public Education Inc *	2,618	72
America’s Car-Mart Inc/TX *	4,894	537
AutoZone Inc *	157	187
Career Education Corp *	24,077	443
Carriage Services Inc	4,720	121
Churchill Downs Inc	14,311	1,963
Columbia Sportswear Co	59,847	5,996
Darden Restaurants Inc	51,450	5,609
Deckers Outdoor Corp *	12,859	2,171
Denny’s Corp, Cl A *	13,674	272
Dollar General Corp	25,514	3,980
Domino’s Pizza Inc	128	38
Genuine Parts Co	45,782	4,863
Graham Holdings Co, Cl B	3,224	2,060
Hasbro Inc	6,539	691
Haverty Furniture Cos Inc	13,079	264
Home Depot Inc/The	57,483	12,553
Johnson Outdoors Inc, Cl A	2,547	195
K12 Inc *	31,709	645
McDonald’s Corp	19,353	3,824
NIKE Inc, Cl B	23,264	2,357
Ross Stores Inc	29,304	3,412
Service Corp International/US	81,037	3,730
Target Corp, Cl A	36,633	4,697
TJX Cos Inc/The	83,252	5,083
Ulta Beauty Inc *	16,595	4,201
VF Corp	19,310	1,924
Yum! Brands Inc	69,647	7,015

		80,028

Consumer Staples – 8.7%
Altria Group Inc	14,523	725
Archer-Daniels-Midland Co	29,351	1,360
Brown-Forman Corp, Cl B	6	–
Campbell Soup Co	4,113	203
Casey’s General Stores Inc	3,598	572
Church & Dwight Co Inc	20,094	1,413
Coca-Cola Co/The	230,591	12,763
Coca-Cola European Partners PLC	181,123	9,216
Colgate-Palmolive Co	91,657	6,310
Costco Wholesale Corp	38,004	11,170
Estee Lauder Cos Inc/The, Cl A	9,484	1,959
Hershey Co/The	51,811	7,615
Inter Parfums Inc	2,427	177
J&J Snack Foods Corp	19,712	3,632
JM Smucker Co/The	7,471	778
John B Sanfilippo & Son Inc	9,312	850
Kimberly-Clark Corp	47,210	6,494
Lancaster Colony Corp	21,609	3,460

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McCormick & Co Inc/MD	15,002	$2,546
PepsiCo Inc	89,157	12,185
Procter & Gamble Co/The	43,262	5,403
Sysco Corp, Cl A	73,373	6,276
USANA Health Sciences Inc *	41,488	3,259
Walmart Inc	102,269	12,154
WD-40 Co	16,810	3,264

		113,784

Financials – 10.2%
1st Source Corp	1,672	87
Aflac Inc	95,239	5,038
American Business Bank *	1,245	44
American Financial Group Inc/OH	42,549	4,665
Ares Commercial Real Estate Corp ‡	43,662	692
Associated Banc-Corp	30,528	673
BancFirst Corp	2,033	127
Bancorp Inc/The *	12,704	165
Bank of America Corp	281,056	9,899
Bank of Hawaii Corp	4,430	422
BankFinancial Corp	10,739	140
Bankwell Financial Group Inc	905	26
Banner Corp	12,595	713
BlackRock TCP Capital Corp	146,081	2,052
Boston Private Financial Holdings Inc	6,408	77
Brookline Bancorp Inc, Cl A	23,815	392
Bryn Mawr Bank Corp	1,455	60
Capital City Bank Group Inc	1,376	42
Capitol Federal Financial Inc	15,001	206
Capstead Mortgage Corp ‡	34,603	274
Carter Bank & Trust *	2,566	61
Cathay General Bancorp	11,229	427
Cboe Global Markets Inc	23,925	2,871
CBTX Inc	6,107	190
Central Pacific Financial Corp	38,263	1,132
Cincinnati Financial Corp	9,242	972
CIT Group Inc	31,378	1,432
CME Group Inc	37,136	7,454
CNA Financial Corp	12,203	547
Columbia Financial Inc *	32,634	553
Commerce Bancshares Inc/MO	22,838	1,552
ConnectOne Bancorp Inc	8,148	210
CVB Financial Corp	2,852	62
Dime Community Bancshares Inc	18,860	394
Employers Holdings Inc	10,752	449
Enterprise Financial Services Corp	4,192	202
ESSA Bancorp Inc	1,559	26
Exantas Capital Corp ‡	3,592	42
Fidus Investment Corp	10,855	161
Fifth Third Bancorp	59,561	1,831
Financial Institutions Inc	991	32

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Bancorp/Southern Pines NC	6,863	$274
First Choice Bancorp	1,104	30
First Commonwealth Financial Corp	14,045	204
First Defiance Financial Corp	4,992	157
First Hawaiian Inc	15,552	449
First Interstate BancSystem Inc, Cl A	5,748	241
First Merchants Corp	937	39
First Northwest Bancorp	5,208	94
Flagstar Bancorp Inc	28,707	1,098
FNB Corp/PA	12,123	154
Fulton Financial Corp	15,896	277
German American Bancorp Inc	1,183	42
Globe Life Inc	85,042	8,951
Granite Point Mortgage Trust Inc ‡	5,019	92
Great Southern Bancorp Inc	2,430	154
Hanover Insurance Group Inc/The, Cl A	1,207	165
HarborOne Bancorp Inc *	18,605	204
Hartford Financial Services Group Inc/The	18,748	1,139
Hilltop Holdings Inc	23,836	594
HomeStreet Inc	2,093	71
HomeTrust Bancshares Inc	9,115	245
Independent Bank Corp/MI	12,772	289
Investors Bancorp Inc	9,252	110
JPMorgan Chase & Co	23,859	3,326
Kearny Financial Corp/MD	89,580	1,239
KKR Real Estate Finance Trust Inc ‡	34,067	696
Lakeland Bancorp Inc	11,454	199
Lakeland Financial Corp	5,936	290
Lincoln National Corp	157,367	9,286
Loews Corp	56,354	2,958
Mercantile Bank Corp	1,203	44
Meridian Bancorp Inc	32,046	644
MetLife Inc	89,255	4,549
National Bank Holdings Corp, Cl A	7,131	251
National Western Life Group Inc, Cl A	1,518	442
NBT Bancorp Inc	3,677	149
Nelnet Inc, Cl A	1,432	83
New Mountain Finance Corp	17,530	241
Northfield Bancorp Inc	5,733	97
Northwest Bancshares Inc	175,169	2,913
Oaktree Strategic Income Corp	7,492	61
OceanFirst Financial Corp	3,663	94
Opus Bank	2,257	58
PCB Bancorp	4,263	74
PCSB Financial Corp	1,533	31
PennantPark Floating Rate Capital Ltd	583	7
PennyMac Mortgage Investment Trust ‡	19,581	436
Peoples Bancorp Inc/OH	2,564	89
Provident Financial Services Inc	47,192	1,163
Prudential Financial Inc	87,087	8,163
Radian Group Inc	60,020	1,510

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reinsurance Group of America Inc, Cl A	20,140	$3,284
Sandy Spring Bancorp Inc	1,387	52
Solar Capital Ltd	10,261	212
Solar Senior Capital Ltd	2,527	44
Southside Bancshares Inc	1,230	46
Starwood Property Trust Inc ‡	275,029	6,837
Stock Yards Bancorp Inc	6,623	272
Territorial Bancorp Inc	3,073	95
TPG Specialty Lending Inc	14,951	321
TriCo Bancshares	6,111	249
TrustCo Bank Corp NY	19,251	167
Trustmark Corp	36,740	1,268
Umpqua Holdings Corp	11,010	195
United Community Banks Inc/GA	18,320	566
Univest Financial Corp	7,915	212
US Bancorp	135,984	8,062
Valley National Bancorp	35,865	411
Voya Financial Inc	95,516	5,825
Washington Federal Inc	64,649	2,369
Washington Trust Bancorp Inc	1,200	65
Waterstone Financial Inc	33,141	631
WesBanco Inc	3,455	131
Westamerica Bancorporation	3,138	213
Wintrust Financial Corp	4,791	340
WR Berkley Corp	3,038	210
Zions Bancorp NA	30,989	1,609

		134,246

Health Care – 6.5%
AngioDynamics Inc *	4,790	77
Anika Therapeutics Inc *	1,403	73
Anthem Inc	27,108	8,187
Cerner Corp	5,069	372
Chemed Corp	30,669	13,472
Cigna Corp	10,312	2,109
Computer Programs & Systems Inc	16,097	425
Danaher Corp, Cl A	27,760	4,261
DENTSPLY SIRONA Inc	23,689	1,340
Encompass Health Corp	116,978	8,103
Hanger Inc *	9,429	260
HCA Healthcare Inc	22,455	3,319
Hill-Rom Holdings Inc	1,804	205
Hologic Inc *	13,458	703
Humana Inc *	18,995	6,962
Masimo Corp *	17,029	2,691
Medtronic PLC	45,702	5,185
Meridian Bioscience Inc	6,639	65
Mettler-Toledo International Inc *	2,732	2,167
National HealthCare Corp	12,906	1,115
Orthofix Medical Inc *	20,777	959
Phibro Animal Health Corp, Cl A	15,377	382

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prestige Consumer Healthcare Inc, Cl A *	54,592	$2,211
Quest Diagnostics Inc	32,810	3,504
STERIS PLC	21,775	3,319
Universal Health Services Inc, Cl B	83,374	11,961
US Physical Therapy Inc	638	73
Varian Medical Systems Inc *	15,782	2,241

		85,741

Industrials – 3.6%
Brady Corp, Cl A	38,321	2,194
CECO Environmental Corp *	3,149	24
Cintas Corp	9,213	2,479
Comfort Systems USA Inc	2,261	113
Copart Inc *	9,046	823
EMCOR Group Inc	8,242	711
Ennis Inc	18,340	397
Herman Miller Inc	31,866	1,327
HNI Corp	8,628	323
Huron Consulting Group Inc *	2,124	146
Interface Inc, Cl A	1,954	32
Knoll Inc, Cl B	7,389	187
L3Harris Technologies Inc	11,658	2,307
Lockheed Martin Corp	23,620	9,197
McGrath RentCorp	9,491	726
MSA Safety Inc	2,298	290
Northrop Grumman Corp	15,690	5,397
Republic Services Inc	106,378	9,535
Resources Connection Inc	9,345	153
Steelcase Inc, Cl A	21,358	437
Teledyne Technologies Inc *	1,312	455
Tetra Tech Inc	2,173	187
TrueBlue Inc *	9,014	217
Waste Management Inc	74,804	8,525
WESCO International Inc *	6,310	375

		46,557

Information Technology – 5.3%
ADTRAN Inc	28,376	281
Agilysys Inc *	5,251	133
ANSYS Inc *	1,394	359
Benchmark Electronics Inc	4,526	156
Booz Allen Hamilton Holding Corp, Cl A	50,119	3,565
CACI International Inc, Cl A *	13,693	3,423
Calix Inc *	3,960	32
Ciena Corp *	41,882	1,788
Cisco Systems Inc	189,038	9,066
Citrix Systems Inc	92,154	10,220
CommVault Systems Inc *	8,783	392
CSG Systems International Inc	20,554	1,064
Daktronics Inc	10,459	64
Digi International Inc *	7,088	126

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EchoStar Corp, Cl A *	12,931	$560
F5 Networks Inc, Cl A *	29,933	4,180
Genpact Ltd	71,177	3,002
Insight Enterprises Inc *	2,844	200
InterDigital Inc	1,442	79
j2 Global Inc	6,567	615
Juniper Networks Inc	135,409	3,335
ManTech International Corp/VA, Cl A	3,749	299
MAXIMUS Inc	19,738	1,468
Microsoft Corp	73,405	11,576
MicroStrategy Inc, Cl A *	4,281	611
Model N Inc *	3,626	127
Motorola Solutions Inc	26,109	4,207
NetScout Systems Inc *	14,397	347
Oracle Corp, Cl B	41,741	2,211
Paychex Inc	3,770	321
PC Connection Inc	914	45
Progress Software Corp	26,286	1,092
QAD Inc, Cl A	2,143	109
Ribbon Communications Inc *	6,144	19
SPS Commerce Inc *	8,934	495
Sykes Enterprises Inc *	23,575	872
Synopsys Inc *	6,933	965
Viavi Solutions Inc *	50,956	764
Western Union Co/The	60,981	1,633

		69,801

Materials – 2.1%
Kaiser Aluminum Corp	17,025	1,888
Materion Corp	41,209	2,450
Newmont Goldcorp Corp	237,061	10,300
Reliance Steel & Aluminum Co	66,533	7,968
Royal Gold Inc, Cl A	37,863	4,629
Silgan Holdings Inc	901	28

		27,263

Real Estate – 0.1%
Consolidated-Tomoka Land Co	905	55
Equity Commonwealth ‡	19,570	642

		697

Utilities – 4.2%
ALLETE Inc	1,628	132
Ameren Corp	27,983	2,149
Atlantica Yield plc	9,529	251
Avista Corp	34,613	1,665
Black Hills Corp, Cl A	19,043	1,496
CenterPoint Energy Inc	274,193	7,477
Dominion Energy Inc	61,463	5,090
DTE Energy Co	56,193	7,298
Evergy Inc	37,252	2,425
Exelon Corp	46,975	2,142

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hawaiian Electric Industries Inc	135,339	$6,342
IDACORP Inc, Cl A	10,685	1,141
MDU Resources Group Inc	89,837	2,669
NextEra Energy Inc	13,938	3,375
NorthWestern Corp	10,319	740
Otter Tail Corp	1,428	73
Pinnacle West Capital Corp	3,359	302
Portland General Electric Co	37,881	2,113
Southern Co/The	122,445	7,800
Unitil Corp	5,156	319

		54,999

		655,655

Total Common Stock (Cost $1,104,737) ($ Thousands)		1,292,422

PREFERRED STOCK – 0.0%
Germany – 0.0%
Bayerische Motoren Werke AG (A)	10,570	654

Total Preferred Stock (Cost $852) ($ Thousands)		654

CASH EQUIVALENT – 1.1%
SEI Daily Income Trust, Government Fund, Cl F 1.500% **†	13,972,723	13,973

Total Cash Equivalent (Cost $13,973) ($ Thousands)		13,973

Total Investments in Securities – 99.5% (Cost $1,119,562) ($ Thousands)		$1,307,049

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	34	Mar-2020	$1,412	$1,423	$11
FTSE 100 Index	8	Mar-2020	785	795	10
Hang Seng Index	1	Feb-2020	182	181	(1)
S&P 500 Index E-MINI	39	Mar-2020	6,235	6,301	66
SPI 200 Index	3	Mar-2020	351	348	(3)
TOPIX Index	8	Mar-2020	1,266	1,267	1

			$10,231	$10,315	$84

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/30/20	USD	356	DKK	2,378	$2
Brown Brothers Harriman	01/30/20	USD	513	SGD	693	3
Brown Brothers Harriman	01/30/20	USD	505	SEK	4,734	2
Brown Brothers Harriman	01/30/20	USD	357	SEK	3,328	(2)
Brown Brothers Harriman	01/30/20	USD	972	NZD	1,460	13
Brown Brothers Harriman	01/30/20	USD	694	NOK	6,253	17
Brown Brothers Harriman	01/30/20	USD	322	NOK	2,829	–
Brown Brothers Harriman	01/30/20	USD	673	GBP	513	7
Brown Brothers Harriman	01/30/20	USD	643	GBP	481	(5)
Brown Brothers Harriman	01/30/20	USD	885	HKD	6,906	1
Brown Brothers Harriman	01/30/20	USD	706	HKD	5,498	–
Brown Brothers Harriman	01/30/20	USD	2,059	AUD	2,969	29
Brown Brothers Harriman	01/30/20	USD	2,977	CAD	3,909	38
Brown Brothers Harriman	01/30/20	USD	2,992	CHF	2,914	24
Brown Brothers Harriman	01/30/20	USD	3,264	EUR	2,917	16
Brown Brothers Harriman	01/30/20	USD	4,297	JPY	467,796	15
Brown Brothers Harriman	01/30/20	USD	179	JPY	19,343	–
Brown Brothers Harriman	01/30/20	SGD	11,030	USD	8,118	(89)
Brown Brothers Harriman	01/30/20	GBP	473	USD	631	3
Brown Brothers Harriman	01/30/20	GBP	11,843	USD	15,601	(97)
Brown Brothers Harriman	01/30/20	NZD	19,177	USD	12,601	(337)
Brown Brothers Harriman	01/30/20	DKK	35,125	USD	5,224	(64)
Brown Brothers Harriman	01/30/20	AUD	38,397	USD	26,271	(733)
Brown Brothers Harriman	01/30/20	CHF	754	USD	781	–
Brown Brothers Harriman	01/30/20	CHF	38,764	USD	39,370	(753)
Brown Brothers Harriman	01/30/20	EUR	818	USD	920	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/30/20	EUR	42,486	USD	47,207	$(565)
Brown Brothers Harriman	01/30/20	CAD	58,974	USD	44,610	(882)
Brown Brothers Harriman	01/30/20	NOK	1,947	USD	222	–
Brown Brothers Harriman	01/30/20	NOK	103,947	USD	11,376	(458)
Brown Brothers Harriman	01/30/20	SEK	4,620	USD	495	–
Brown Brothers Harriman	01/30/20	SEK	103,807	USD	10,925	(182)
Brown Brothers Harriman	01/30/20	HKD	5,707	USD	733	–
Brown Brothers Harriman	01/30/20	HKD	200,227	USD	25,566	(124)
Brown Brothers Harriman	01/30/20	JPY	7,679,925	USD	70,949	156
Brown Brothers Harriman	01/30/20	JPY	391,068	USD	3,580	(25)

						$(3,990)

Percentages are based on Net Assets of $1,313,947 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

AUD – Australian Dollar

CAD – Canadian Dollar

CBT – Chicago Board of Trade

CHF – Swiss Franc

Cl – Class

DKK – Danish Krone

EUR – Euro

FTSE – Financial Times and Stock Exchange

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

Ltd. – Limited

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLC – Public Limited Company

REIT – Real Estate investment Trust

S&P– Standard & Poor’s

SGD – Singapore Dollar

SEK – Swedish Krona

SPI – Share Price Index

Topix – Tokyo Price Index

TRAN – Tax Revenue Anticipation Note

USD – U.S. Dollar

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,291,528	894	–	1,292,422
Preferred Stock	654	–	–	654
Cash Equivalent	13,973	–	–	13,973

Total Investments in Securities	1,306,155	894	–	1,307,049

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	88	–	–	88
Unrealized Depreciation	(4)	–	–	(4)
Forwards Contracts *
Unrealized Appreciation	–	326	–	326
Unrealized Depreciation	–	(4,316)	–	(4,316)

Total Other Financial Instruments	84	(3,990)	–	(3,906)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Global Managed Volatility Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	15,286	35,411	(36,724)	–	–	13,973	13,972,723	73	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.4%
Communication Services – 6.0%
AT&T Inc	68,786	$2,688
Comcast Corp, Cl A	79,000	3,553
Fox Corp	71,949	2,619
John Wiley & Sons Inc, Cl A	32,318	1,568
Madison Square Garden Co/The *	14,417	4,241
NTT DOCOMO Inc ADR	130,100	3,615
Omnicom Group Inc	67,600	5,477
SK Telecom Co Ltd ADR	129,800	3,000
Take-Two Interactive Software Inc, Cl A *	9,560	1,170
TELUS Corp	115,600	4,482
Verizon Communications Inc	352,893	21,668
Walt Disney Co/The	93,498	13,523

		67,604

Consumer Discretionary – 5.7%
AutoZone Inc *	10,000	11,913
Best Buy Co Inc	10,994	965
Canadian Tire Corp Ltd, Cl A	59,500	6,412
Darden Restaurants Inc	79,916	8,712
Deckers Outdoor Corp *	3,645	615
Dick’s Sporting Goods Inc	48,083	2,380
Dollar General Corp	13,022	2,031
Dunkin’ Brands Group Inc	9,462	715
Fiat Chrysler Automobiles NV	24,564	361
frontdoor Inc *	35,718	1,694
Graham Holdings Co, Cl B	2,785	1,779
Lowe’s Cos Inc	34,400	4,120
McDonald’s Corp	41,440	8,189
NVR Inc *	432	1,645
Toyota Motor Corp ADR	38,500	5,411
Ulta Beauty Inc *	12,050	3,050
Wyndham Hotels & Resorts Inc	66,067	4,150

		64,142

Consumer Staples – 11.5%
Altria Group Inc	71,446	3,566
Archer-Daniels-Midland Co	45,200	2,095
Church & Dwight Co Inc	84,886	5,971
Clorox Co/The	26,216	4,025
Coca-Cola Co/The	78,391	4,339
Coca-Cola European Partners PLC	49,400	2,513
Colgate-Palmolive Co	48,828	3,361
Costco Wholesale Corp	25,980	7,636
Herbalife Nutrition Ltd *	5,407	258
Hershey Co/The	33,341	4,900
JM Smucker Co/The	18,198	1,895

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kimberly-Clark Corp	24,579	$3,381
Kroger Co/The	124,000	3,595
Lamb Weston Holdings Inc	41,191	3,544
McCormick & Co Inc/MD	44,527	7,558
Metro Inc/CN, Cl A	58,400	2,414
PepsiCo Inc	56,305	7,695
Philip Morris International Inc	34,312	2,920
Procter & Gamble Co/The	12,577	1,571
Sanderson Farms Inc	28,200	4,969
Sysco Corp, Cl A	87,484	7,483
Tyson Foods Inc, Cl A	183,000	16,660
Walmart Inc	225,208	26,764

		129,113

Energy – 1.3%
Chevron Corp	46,500	5,604
EOG Resources Inc	10,590	887
Marathon Petroleum Corp	19,233	1,159
Valero Energy Corp	66,747	6,251
Williams Cos Inc/The	42,936	1,018

		14,919

Financials – 17.3%
Aflac Inc	112,800	5,967
AGNC Investment Corp ‡	114,525	2,025
Allstate Corp/The	65,446	7,359
American Financial Group Inc/OH	41,500	4,551
Arbor Realty Trust Inc ‡	257,845	3,700
Arch Capital Group Ltd *	193,014	8,279
Assurant Inc	10,566	1,385
Assured Guaranty Ltd	34,028	1,668
Axis Capital Holdings Ltd	50,100	2,978
Bank of America Corp	52,400	1,846
Bank of Hawaii Corp	29,207	2,779
Bank of Nova Scotia/The, Cl C	52,600	2,975
BankUnited Inc	53,705	1,963
Berkshire Hathaway Inc, Cl B *	64,800	14,677
BOK Financial Corp	52,300	4,571
Cboe Global Markets Inc	66,887	8,026
Chimera Investment Corp ‡	148,500	3,053
Chubb Ltd	12,399	1,930
CME Group Inc	27,617	5,543
Everest Re Group Ltd	40,465	11,202
Genworth MI Canada Inc	23,900	1,047
Hanover Insurance Group Inc/The, Cl A	29,214	3,993
JPMorgan Chase & Co	31,600	4,405
Ladder Capital Corp, Cl A ‡	171,200	3,088
LPL Financial Holdings Inc	21,520	1,985
MarketAxess Holdings Inc	9,637	3,654
MFA Financial Inc ‡	731,549	5,596
MGIC Investment Corp	117,242	1,661

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morningstar Inc, Cl A	31,317	$4,739
National Bank of Canada	54,700	3,041
Popular Inc	112,623	6,616
Progressive Corp/The	115,800	8,383
Regions Financial Corp	325,202	5,581
Reinsurance Group of America Inc, Cl A	9,329	1,521
RenaissanceRe Holdings Ltd	75,900	14,878
Signature Bank/New York NY, Cl B	19,882	2,716
TFS Financial Corp	182,778	3,597
Travelers Cos Inc/The	83,472	11,432
US Bancorp	24,603	1,459
Voya Financial Inc	13,223	806
Wells Fargo & Co	69,900	3,761
White Mountains Insurance Group Ltd	4,079	4,550

		194,986

Health Care – 15.1%
AbbVie Inc	53,300	4,719
AmerisourceBergen Corp, Cl A	14,727	1,252
Amgen Inc, Cl A	16,800	4,050
Anthem Inc	44,047	13,303
AstraZeneca PLC ADR	107,200	5,345
Baxter International Inc	51,024	4,267
Biogen Inc *	3,955	1,174
Bio-Rad Laboratories Inc, Cl A *	3,812	1,411
Bristol-Myers Squibb Co	91,300	5,861
Chemed Corp	1,680	738
Covetrus Inc *	227,000	2,996
CVS Health Corp	31,417	2,334
Eli Lilly & Co	95,629	12,569
Hill-Rom Holdings Inc	7,580	861
Hologic Inc *	32,197	1,681
Humana Inc *	31,503	11,546
ICON PLC *	9,514	1,639
Johnson & Johnson	175,565	25,610
Masimo Corp *	11,105	1,755
McKesson Corp	8,957	1,239
Merck & Co Inc	248,556	22,606
Pfizer Inc	598,608	23,453
Premier Inc, Cl A *	27,511	1,042
Quest Diagnostics Inc	50,752	5,420
UnitedHealth Group Inc	35,650	10,480
WellCare Health Plans Inc *	1,176	388
Zoetis Inc, Cl A	18,364	2,430

		170,169

Industrials – 9.7%
Boeing Co/The	32,700	10,652
Cummins Inc	23,200	4,152
EMCOR Group Inc	13,365	1,153
General Dynamics Corp	8,600	1,516

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huntington Ingalls Industries Inc, Cl A	17,300	$4,340
Kaman Corp, Cl A	32,900	2,169
L3Harris Technologies Inc	26,704	5,284
Landstar System Inc	11,414	1,300
Lockheed Martin Corp	23,665	9,215
Northrop Grumman Corp	37,681	12,961
Quanta Services Inc	37,697	1,535
Raytheon Co	72,367	15,902
Republic Services Inc	146,100	13,095
Southwest Airlines Co, Cl A	23,251	1,255
Spirit AeroSystems Holdings Inc, Cl A	12,040	877
United Airlines Holdings Inc *	9,555	842
United Technologies Corp	50,700	7,593
Waste Management Inc	132,597	15,111

		108,952

Information Technology – 13.3%
Amdocs Ltd	227,100	16,394
Apple Inc	75,762	22,248
Aspen Technology Inc *	14,158	1,712
Automatic Data Processing Inc	16,382	2,793
Broadridge Financial Solutions Inc	13,234	1,635
Cadence Design Systems Inc *	8,968	622
Cisco Systems Inc	306,400	14,695
Citrix Systems Inc	55,048	6,105
CSG Systems International Inc	37,600	1,947
Intel Corp	307,300	18,392
Intuit Inc	7,373	1,931
Jack Henry & Associates Inc	10,939	1,594
Microsoft Corp	85,745	13,522
Motorola Solutions Inc	87,963	14,174
NetApp Inc	9,091	566
NortonLifeLock Inc	173,514	4,428
Oracle Corp, Cl B	176,000	9,324
Science Applications International Corp	14,671	1,277
Synopsys Inc *	74,285	10,340
Tech Data Corp *	22,200	3,188
Teradyne Inc	15,297	1,043
VeriSign Inc *	10,747	2,071

		150,001

Materials – 2.6%
AptarGroup Inc	6,262	724
Avery Dennison Corp	31,600	4,134
Axalta Coating Systems Ltd *	78,998	2,402
Kaiser Aluminum Corp	33,600	3,726
LyondellBasell Industries NV, Cl A	7,082	669
Newmont Goldcorp Corp	92,454	4,017
Royal Gold Inc, Cl A	36,592	4,473
Silgan Holdings Inc	110,800	3,444

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sonoco Products Co	98,300	$6,067

		29,656

Real Estate – 2.7%
Equity LifeStyle Properties Inc ‡	29,390	2,069
Healthpeak Properties Inc ‡	213,951	7,375
Medical Properties Trust Inc ‡	197,100	4,161
Omega Healthcare Investors Inc ‡	128,000	5,421
SBA Communications Corp, Cl A ‡	4,204	1,013
VEREIT Inc ‡	523,800	4,840
VICI Properties Inc ‡	200,450	5,121

		30,000

Utilities – 12.2%
Ameren Corp	74,283	5,705
American Electric Power Co Inc	126,191	11,926
Consolidated Edison Inc	150,378	13,605
Dominion Energy Inc	46,342	3,838
DTE Energy Co	45,217	5,872
Duke Energy Corp	53,719	4,900
Edison International	120,856	9,114
Entergy Corp	119,200	14,280
Eversource Energy	95,273	8,105
Exelon Corp	227,300	10,363
FirstEnergy Corp	87,500	4,252
National Fuel Gas Co	31,728	1,477
NextEra Energy Inc	32,062	7,764
Pinnacle West Capital Corp	48,930	4,400
Portland General Electric Co	73,374	4,094
Public Service Enterprise Group Inc	183,544	10,838
Southern Co/The	87,267	5,559
UGI Corp	27,722	1,252
WEC Energy Group Inc	102,027	9,410

		136,754

Total Common Stock (Cost $628,701) ($ Thousands)		1,096,296

CASH EQUIVALENT – 2.4%
SEI Daily Income Trust, Government Fund, Cl F 1.500% **†	26,677,166	26,677

Total Cash Equivalent (Cost $26,677) ($ Thousands)		26,677

Total Investments in Securities – 99.8% (Cost $655,378) ($ Thousands)		$1,122,973

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	103	Mar-2020	$16,352	$16,640	$288

Percentages are based on Net Assets of $1,125,224 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	288	–	–	288

Total Other Financial Instruments	288	–	–	288

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	18,322	51,744	(43,389)	–	–	26,677	26,677,166	88	–

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.9%
Australia – 6.9%
Abacus Property Group ‡	187,789	$475
AGL Energy Ltd	183,922	2,654
ASX Ltd	28,356	1,563
Aurizon Holdings Ltd	346,210	1,273
Brickworks Ltd	48,326	635
Chorus Ltd	31,346	130
CIMIC Group Ltd	15,059	351
Coca-Cola Amatil Ltd	354,946	2,760
Computershare Ltd	51,985	613
Crown Resorts Ltd	35,928	303
CSL Ltd	9,329	1,808
Flight Centre Travel Group Ltd	21,435	664
Fortescue Metals Group Ltd	19,274	145
Harvey Norman Holdings Ltd	537,747	1,539
Inghams Group Ltd	395,068	933
IVE Group Ltd	102,348	174
Macquarie Group Ltd	7,133	691
Mirvac Group ‡	593,779	1,327
Newcrest Mining Ltd	27,187	578
Qantas Airways Ltd	221,078	1,105
Rio Tinto Ltd	5,839	412
Sonic Healthcare Ltd	7,072	143
Stockland ‡	343,667	1,116
Tabcorp Holdings Ltd	108,760	346
Telstra Corp Ltd, Cl B	712,585	1,773
Wesfarmers Ltd	41,051	1,195
Woolworths Group Ltd	96,128	2,444

		27,150

Austria – 1.3%
CA Immobilien Anlagen AG	7,835	330
Erste Group Bank AG	12,411	470
IMMOFINANZ AG ‡	3,937	105
Oesterreichische Post AG	29,713	1,149
OMV AG	6,494	365
Raiffeisen Bank International AG	6,989	176
S IMMO AG	9,548	240
Telekom Austria AG, Cl A	81,520	665
UNIQA Insurance Group AG	59,847	619
Verbund AG ‡	14,976	753

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vienna Insurance Group AG Wiener
Versicherung Gruppe	11,597	$332

		5,204

Belgium – 1.8%
Ageas	36,720	2,174
Colruyt SA	52,721	2,753
D’ieteren SA/NV	5,238	367
Proximus SADP	35,138	1,006
UCB SA, Cl A	11,400	907

		7,207

Canada – 2.2%
Bank of Nova Scotia/The, Cl C	10,639	602
BCE Inc	10,827	502
Canadian Imperial Bank of Commerce	12,686	1,057
Canadian Tire Corp Ltd, Cl A	13,772	1,484
Loblaw Cos Ltd	15,921	823
TELUS Corp	73,501	2,850
Toronto-Dominion Bank/The	26,515	1,489

		8,807

Denmark – 2.2%
Carlsberg A/S, Cl B	10,243	1,529
Coloplast A/S, Cl B	13,172	1,634
Danske Bank A/S	78,655	1,274
Demant A/S *	2,162	68
Jyske Bank A/S	21,411	781
Novo Nordisk A/S, Cl B	7,318	425
Orsted A/S	7,231	749
Royal Unibrew A/S	9,066	831
RTX A/S	3,573	98
Scandinavian Tobacco Group A/S	64,604	790
Sydbank A/S	20,780	437
United International Enterprises	564	114

		8,730

Finland – 1.3%
Aktia Bank Oyj	31,607	332
Elisa Oyj	4,608	254
Fortum Oyj	6,519	161
Kemira Oyj	44,753	668
Kesko Oyj, Cl B	16,687	1,188
Orion Oyj, Cl B	43,758	2,025
TietoEVRY Oyj	21,996	685

		5,313

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
France – 6.3%
Aeroports de Paris, Cl A	490	$97
AXA SA	23,005	649
Baikowski SAS *	2,092	31
BNP Paribas SA	6,282	374
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	6,179	212
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	985	110
Caisse Regionale De Credit Agricole Mutuel Toulouse 31	779	117
Cie Generale des Etablissements Michelin SCA	16,758	2,054
Credit Agricole SA	60,553	880
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes	459	117
Danone SA	4,618	384
Engie SA	171,620	2,776
Eutelsat Communications SA	17,282	281
Fleury Michon SA	2,999	106
Kaufman & Broad SA	12,734	530
Lagardere SCA	8,565	187
LNA Sante SA	2,819	157
Metropole Television SA	39,706	749
Orange SA	127,943	1,884
Peugeot SA	7,857	189
PSB Industries SA	2,557	59
Rubis SCA	2,506	154
Sanofi	66,684	6,716
Societe BIC SA	9,283	646
Societe Generale SA	16,428	573
Suez	51,485	781
TOTAL SA	43,314	2,400
Veolia Environnement SA	40,693	1,084
Vivendi SA	17,917	519

		24,816

Germany – 5.6%
Aareal Bank AG	18,797	641
adidas AG	1,170	382
Allianz SE	3,967	973
Beiersdorf AG	2,053	246
Daimler AG	4,809	267
Deutsche Telekom AG	134,937	2,206
Evonik Industries AG	22,103	681
Fraport AG Frankfurt Airport Services Worldwide	4,634	396
Hannover Rueck SE	19,271	3,732

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HOCHTIEF AG	5,123	$660
Hornbach Holding AG & Co KGaA	9,444	685
Merck KGaA	25,901	3,071
METRO AG	53,866	863
MTU Aero Engines AG	1,151	330
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	16,177	4,775
SAP SE	1,022	139
Siemens AG	1,984	260
Sirius Real Estate Ltd	87,389	102
TAG Immobilien AG ‡	4,168	104
Talanx AG	21,704	1,075
Uniper SE	5,125	170
Vonovia SE ‡	5,398	291
Wuestenrot & Wuerttembergische AG	10,109	220

		22,269

Hong Kong – 4.0%
China Motor Bus Co Ltd	9,200	139
Chong Hing Bank Ltd	117,000	199
CK Infrastructure Holdings Ltd	127,000	904
CLP Holdings Ltd, Cl B	191,000	2,008
Dah Sing Banking Group Ltd	432,000	578
Hang Seng Bank Ltd	5,000	103
Harbour Centre Development Ltd ‡	21,000	34
HK Electric Investments & HK Electric Investments Ltd	1,845,000	1,818
HKT Trust & HKT Ltd	702,000	989
Hong Kong & China Gas Co Ltd	273,429	534
Hutchison Telecommunications Hong Kong Holdings Ltd	782,000	158
Hysan Development Co Ltd	20,000	78
Johnson Electric Holdings Ltd	137,500	313
Kerry Properties Ltd ‡	419,500	1,332
Langham Hospitality Investments and Langham Hospitality Investments Ltd ‡	336,000	102
Link REIT ‡	80,500	852
MTR Corp Ltd	165,500	978
New World Development Co Ltd	94,000	129
Pacific Textiles Holdings Ltd	861,000	591
Paliburg Holdings Ltd	632,000	217
PCCW Ltd	1,328,000	786
Power Assets Holdings Ltd	106,500	779
Regal Hotels International Holdings Ltd	160,000	89
Tian An China Investment Co Ltd	83,000	37
Vitasoy International Holdings Ltd	294,000	1,066
VTech Holdings Ltd	87,000	860

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WH Group Ltd	138,500	$143

		15,816

Ireland – 0.2%
Irish Residential Properties REIT PLC ‡	343,231	612

Israel – 1.9%
Bank Hapoalim BM	222,057	1,842
Bank Leumi Le-Israel BM	107,182	780
Check Point Software Technologies Ltd *	3,318	368
Elbit Systems Ltd	4,775	743
FIBI Holdings Ltd	3,995	135
First International Bank Of Israel Ltd	3,290	95
Globrands Ltd	1,043	109
Israel Discount Bank Ltd, Cl A	127,937	593
Isras Investment Co Ltd	1,037	228
Kerur Holdings Ltd	7,722	213
Mizrahi Tefahot Bank Ltd	48,726	1,298
Oil Refineries Ltd	1,712,187	860
Paz Oil Co Ltd	1,299	184
Shufersal Ltd	26,493	169
Strauss Group Ltd	3,265	100

		7,717

Italy – 2.3%
A2A SpA	789,208	1,482
ACEA SpA	66,118	1,368
Assicurazioni Generali SpA	43,870	906
Enel SpA	349,777	2,780
Hera SpA	337,822	1,482
Intesa Sanpaolo SpA	42,682	113
Iren SpA	40,709	126
Terna Rete Elettrica Nazionale SpA	118,263	791

		9,048

Japan – 22.9%
ABC-Mart Inc, Cl H	26,900	1,834
Aeon Co Ltd, Cl H	6,200	128
AEON REIT Investment Corp ‡	876	1,198
AGC Inc/Japan	21,700	775
Ainavo Holdings Co Ltd	12,200	113
Aisin Seiki Co Ltd	29,900	1,109
Alfresa Holdings Corp	11,500	233
Alpen Co Ltd	6,400	104
ANA Holdings Inc	10,500	351
Aozora Bank Ltd	35,000	926
Arcs Co Ltd	35,400	746
Asahi Group Holdings Ltd	3,900	178
Asahi Kasei Corp	18,000	202
Astellas Pharma Inc	190,900	3,261
Bandai Namco Holdings Inc	10,200	619

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Biofermin Pharmaceutical Co Ltd	1,600	$35
Bridgestone Corp	34,900	1,296
Canon Inc	45,400	1,241
Choushimaru Co Ltd	10,500	124
Chugoku Electric Power Co Inc/The	75,500	992
Chuo Gyorui Co Ltd	400	10
COMSYS Holdings Corp	9,900	284
Daiichi Kensetsu Corp	7,200	116
Daiichi Sankyo Co Ltd	2,500	165
Daiki Aluminium Industry Co Ltd	26,000	181
Daiohs Corp	3,400	43
Dairei Co Ltd	6,300	115
DCM Holdings Co Ltd	163,400	1,592
Ebara Foods Industry Inc	4,700	96
EDION Corp	20,600	229
FJ Next Co Ltd	16,100	169
FUJIFILM Holdings Corp	29,600	1,415
Furyu Corp	11,500	113
Gakkyusha Co Ltd	8,400	109
Gourmet Kineya Co Ltd	10,000	112
Hakudo Co Ltd	8,400	121
Hiroshima Gas Co Ltd	31,400	104
Hokkaido Gas Co Ltd	9,800	151
Honda Motor Co Ltd	37,400	1,058
Hoya Corp	1,500	143
Inaba Denki Sangyo Co Ltd	46,000	1,166
ITOCHU Corp	105,500	2,449
Itochu Enex Co Ltd	50,900	429
Iwatani Corp	3,100	106
Japan Airlines Co Ltd	54,400	1,691
Japan Post Bank Co Ltd	82,200	790
Japan Post Holdings Co Ltd	289,600	2,721
Japan Prime Realty Investment Corp, Cl A ‡	189	830
Japan Retail Fund Investment Corp, Cl A ‡	48	103
Japan Tobacco Inc	63,600	1,417
JXTG Holdings Inc	223,200	1,015
Kadoya Sesame Mills Inc	2,600	91
Kakaku.com Inc	42,600	1,083
Kaken Pharmaceutical Co Ltd	21,000	1,160
Kamigumi Co Ltd	46,000	1,010
Kaneka Corp	8,700	279
Kato Sangyo Co Ltd	8,700	285
KDDI Corp	154,900	4,622
Keihanshin Building Co Ltd	19,000	249
Keiyo Co Ltd	78,100	410
Kinden Corp	18,800	292
Kohnan Shoji Co Ltd	10,000	235

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Komeri Co Ltd	12,100	$260
K’s Holdings Corp	7,500	98
Kuraray Co Ltd	56,400	685
Kurimoto Ltd	7,200	143
Kyokuyo Co Ltd	3,800	100
KYORIN Holdings Inc	7,400	129
Kyowa Exeo Corp	12,800	324
LIXIL VIVA Corp	15,400	276
Matsumotokiyoshi Holdings Co Ltd	2,900	112
McDonald’s Holdings Co Japan Ltd	10,800	520
Medipal Holdings Corp	44,900	989
Mitsubishi Corp	6,900	183
Mitsubishi Shokuhin Co Ltd	31,100	880
Mitsubishi Tanabe Pharma Corp	28,100	516
Mitsui & Co Ltd	75,400	1,338
Miyoshi Oil & Fat Co Ltd	10,200	119
Mizuho Financial Group Inc	2,369,000	3,643
Mochida Pharmaceutical Co Ltd	2,600	105
MS&AD Insurance Group Holdings Inc	18,500	610
NHK Spring Co Ltd	60,200	546
Nichi-iko Pharmaceutical Co Ltd	16,000	199
Nippo Corp	49,900	1,072
Nippon BS Broadcasting Corp	10,000	107
Nippon Building Fund Inc ‡	103	754
Nippon Express Co Ltd	5,300	311
Nippon Flour Mills Co Ltd	49,200	760
Nippon Kanzai Co Ltd	5,800	105
Nippon Telegraph & Telephone Corp	221,600	5,625
Nissan Motor Co Ltd	120,000	697
Nisshin Oillio Group Ltd/The	26,900	932
Nitto Fuji Flour Milling Co Ltd	4,000	232
NTT DOCOMO Inc	95,000	2,646
Ohsho Food Service Corp	1,700	101
Okinawa Cellular Telephone Co	3,100	122
Okinawa Electric Power Co Inc/The	11,287	212
Ootoya Holdings Co Ltd	11,000	240
Otsuka Corp	14,600	584
OUG Holdings Inc	8,700	217
Paris Miki Holdings Inc	37,100	107
Proto Corp	12,200	134
Resona Holdings Inc	52,000	227
Ricoh Co Ltd	139,400	1,517
Sawai Pharmaceutical Co Ltd	4,900	311
Seiko Epson Corp	40,700	615
Sekisui House Ltd	41,200	882
Seven & i Holdings Co Ltd	7,200	264
SG Holdings Co Ltd	4,800	108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shibusawa Warehouse Co Ltd/The	7,200	$157
Shin-Keisei Electric Railway Co Ltd	4,800	105
Shionogi & Co Ltd	12,400	767
Softbank Corp	87,700	1,175
SPK Corp	4,500	121
Star Asia Investment Corp ‡	92	99
Sugi Holdings Co Ltd	2,300	121
Sumitomo Bakelite Co Ltd	3,200	120
Sumitomo Mitsui Financial Group Inc	34,600	1,274
Sumitomo Mitsui Trust Holdings Inc	16,200	640
Sumitomo Osaka Cement Co Ltd	27,800	1,212
Suzuken Co Ltd/Aichi Japan	21,200	863
Taiheiyo Cement Corp	7,800	229
Teijin Ltd	83,200	1,557
Toho Holdings Co Ltd	48,500	1,075
Tokio Marine Holdings Inc	9,800	547
Tokyo Electric Power Co Holdings Inc *	47,200	201
Tokyo Gas Co Ltd	10,000	243
Toyota Motor Corp	23,900	1,684
Tsumura & Co	2,500	73
Tsuruha Holdings Inc	6,400	822
Valor Holdings Co Ltd	9,300	182
West Japan Railway Co	21,900	1,894
Yasuda Logistics Corp	19,800	190
Yellow Hat Ltd	11,200	201
Yuasa Funashoku Co Ltd	4,560	159
Zaoh Co Ltd	8,700	120

		90,712

Netherlands – 2.0%
ABN AMRO Bank NV	33,065	603
ASR Nederland NV	10,035	377
Heineken NV	3,040	324
Koninklijke Ahold Delhaize NV	121,864	3,048
Koninklijke KPN NV	156,409	462
NN Group NV	70,030	2,661
Signify NV	15,798	494

		7,969

New Zealand – 2.3%
Auckland International Airport Ltd	132,828	784
Chorus Ltd	57,800	241
Contact Energy Ltd	112,152	540
Fisher & Paykel Healthcare Corp Ltd	171,849	2,574
Fletcher Building Ltd	270,572	929
Freightways Ltd	52,203	299
Goodman Property Trust ‡	149,541	224
Kathmandu Holdings Ltd	81,443	184
Mercury NZ Ltd	287,067	978

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meridian Energy Ltd	213,586	$720
Ryman Healthcare Ltd	42,791	471
Sanford Ltd/NZ	44,730	240
Spark New Zealand Ltd	91,414	267
Stride Property Group ‡	69,032	110
Warehouse Group Ltd/The	97,101	184
Z Energy Ltd	99,757	296

		9,041

Norway – 1.4%
Austevoll Seafood ASA	41,885	430
DNB ASA, Cl A	35,409	661
Mowi ASA	41,636	1,080
Olav Thon Eiendomsselskap ASA ‡	5,906	112
Orkla ASA	176,488	1,787
SpareBank 1 BV	25,754	116
Sparebanken Sor	7,382	92
Telenor ASA	53,579	959
Yara International ASA	3,093	130

		5,367

Portugal – 0.1%
REN - Redes Energeticas Nacionais SGPS SA	86,292	263

Singapore – 4.8%
Ascott Residence Trust ‡	631,600	625
CapitaLand Commercial Trust ‡	345,700	512
CapitaLand Mall Trust ‡	1,336,100	2,445
ComfortDelGro Corp Ltd	126,100	223
Dairy Farm International Holdings Ltd	26,700	153
DBS Group Holdings Ltd	167,700	3,228
Great Eastern Holdings Ltd	9,100	147
Ho Bee Land Ltd ‡	60,400	108
Jardine Matheson Holdings Ltd	3,400	189
Jardine Strategic Holdings Ltd	9,400	288
Mapletree Industrial Trust ‡	103,900	201
Mapletree Logistics Trust ‡	224,370	290
Olam International Ltd	78,000	105
Oversea-Chinese Banking Corp Ltd	219,700	1,794
SATS Ltd	279,900	1,053
Sheng Siong Group Ltd	241,900	223
Singapore Exchange Ltd	238,000	1,568
Singapore Technologies Engineering Ltd	138,600	406
Singapore Telecommunications Ltd	747,800	1,874
SPH REIT ‡	411,000	327
United Industrial Corp Ltd	50,700	108
United Overseas Bank Ltd	49,200	966
UOL Group Ltd	26,200	162
Venture Corp Ltd	50,100	604
Wilmar International Ltd	255,300	782

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yangzijiang Shipbuilding Holdings Ltd	583,900	$487

		18,868

Spain – 2.3%
Cia de Distribucion Integral Logista Holdings
SA	4,976	112
Ebro Foods SA	78,690	1,703
Endesa SA	164,032	4,386
Grifols SA	7,469	264
Iberdrola SA	265,142	2,740

		9,205

Sweden – 2.2%
Axfood AB	54,195	1,207
Epiroc AB, Cl B	21,001	249
Essity AB, Cl B	19,995	643
Hemfosa Fastigheter AB	18,745	243
ICA Gruppen AB	66,653	3,109
JM AB	5,581	165
KNOW IT AB	10,862	242
Nyfosa AB *	18,745	164
Resurs Holding AB	112,597	724
Svenska Cellulosa AB SCA, Cl B	21,139	215
Swedbank AB, Cl A	13,036	194
Swedish Match AB	29,845	1,540
Telia Co AB	23,702	102

		8,797

Switzerland – 11.0%
Alcon Inc *	3,374	191
Allreal Holding AG, Cl A	1,266	252
ALSO Holding AG	1,128	190
Baloise Holding AG	12,291	2,221
Banque Cantonale Vaudoise	135	110
Barry Callebaut AG	356	786
Basellandschaftliche Kantonalbank	213	202
Basler Kantonalbank, Cl H	1,334	103
Berner Kantonalbank AG	473	108
BKW AG	15,994	1,180
Chocoladefabriken Lindt & Spruengli AG	207	1,606
Emmi AG	110	96
Helvetia Holding AG	9,739	1,377
Idorsia Ltd *	3,040	94
Intershop Holding AG	203	119
Landis+Gyr Group AG	7,087	736
Mobimo Holding AG	699	208
Nestle SA	13,549	1,466
Novartis AG	16,871	1,599
Orior AG	2,561	237
Pargesa Holding SA	2,772	231

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PSP Swiss Property AG	6,521	$900
Roche Holding AG	28,140	9,126
Romande Energie Holding SA	76	94
Schindler Holding AG	6,813	1,731
Sika AG	2,966	557
Sonova Holding AG	7,702	1,761
Swiss Life Holding AG	7,876	3,953
Swiss Prime Site AG	18,140	2,098
Swiss Re AG	22,796	2,558
Swisscom AG	4,303	2,277
Tamedia AG	2,186	212
Thurgauer Kantonalbank	927	105
Valiant Holding AG	5,532	566
Valora Holding AG	925	258
Vaudoise Assurances Holding SA	204	121
Zurich Insurance Group AG	10,402	4,265

		43,694

United Kingdom – 12.0%
3i Group PLC	51,507	749
AEW UK REIT PLC ‡	89,285	118
AstraZeneca PLC	2,294	231
Auto Trader Group PLC	65,351	515
BAE Systems PLC	313,727	2,347
Berkeley Group Holdings PLC	9,025	581
BP PLC	321,889	2,011
Britvic PLC	99,145	1,188
BT Group PLC, Cl A	881,206	2,246
C&C Group PLC	45,028	242
CareTech Holdings PLC	22,562	133
Carnival PLC	29,387	1,419
Cello Health PLC	77,483	138
Coca-Cola HBC AG	15,339	521
Computacenter PLC	9,059	213
Craneware PLC	7,808	267
Cranswick PLC	2,824	127
Diageo PLC	32,831	1,392
Finsbury Food Group PLC	102,691	135
GCP Student Living PLC ‡	52,530	138
GlaxoSmithKline PLC	204,687	4,824
Greggs PLC	7,203	219
Halfords Group PLC	82,905	186
Headlam Group PLC	10,433	74
HSBC Holdings PLC	231,120	1,812
Imperial Brands PLC	78,154	1,935
Inchcape PLC	156,942	1,468
J D Wetherspoon PLC	32,169	709
J Sainsbury PLC	369,828	1,126

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kingfisher PLC	219,640	$631
Legal & General Group PLC	462,842	1,858
Marks & Spencer Group PLC	223,627	632
Mondi PLC	24,845	583
National Express Group PLC	365,073	2,271
National Grid PLC	44,069	551
Next PLC, Cl A	9,675	899
Persimmon PLC	6,966	249
QinetiQ Group PLC	414,692	1,966
Renewables Infrastructure Group Ltd/The	167,787	308
Royal Mail PLC	160,763	482
Secure Income REIT Plc ‡	44,693	257
Shoe Zone PLC	72,369	156
Smith & Nephew PLC	15,147	368
SSE PLC	57,559	1,097
Tate & Lyle PLC	299,445	3,016
Telecom Plus PLC	26,548	528
Tesco PLC	52,265	177
Total Produce PLC	509,690	821
Unilever PLC	15,293	881
Vodafone Group PLC	430,772	838
Wm Morrison Supermarkets PLC	670,992	1,776

		47,409

United States – 0.9%
Atlantica Yield plc	36,284	958
Coca-Cola European Partners PLC	42,211	2,148
KLA Corp	435	77
Taro Pharmaceutical Industries Ltd *	3,439	302

		3,485

Total Common Stock (Cost $324,716) ($ Thousands)		387,499

CASH EQUIVALENT – 1.0%
SEI Daily Income Trust, Government Fund, Cl F 1.500% **†	3,844,610	3,845

Total Cash Equivalent (Cost $3,845) ($ Thousands)		3,845

Total Investments in Securities – 98.9% (Cost $328,561) ($ Thousands) $391,344

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro STOXX 50	27	Mar-2020	$1,126	$1,130	$(3)
FTSE 100 Index	7	Mar-2020	686	695	4
Hang Seng Index	1	Feb-2020	180	181	2
SPI 200 Index	2	Mar-2020	233	232	(4)
TOPIX Index	6	Mar-2020	949	950	(3)

			$3,174	$3,188	$(4)

Percentages are based on Net Assets of $395,687 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

Cl – Class

FTSE – Financial Times and Stock Exchange

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	387,499	–	–	387,499
Cash Equivalent	3,845	–	–	3,845

Total Investments in Securities	391,344	–	–	391,344

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	6	–	–	6
Unrealized Depreciation	(10)	–	–	(10)

Total Other Financial Instruments	(4)	–	–	(4)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are either $0 or have been rounded to $0

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	9,481	4,892	(10,528)	–	–	3,845	3,844,610	35	–

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.4%
Real Estate – 98.4%
American Homes 4 Rent, Cl A ‡	98,390	$2,579
Americold Realty Trust ‡	36,440	1,278
Apartment Investment & Management Co, Cl A ‡	50,040	2,585
AvalonBay Communities Inc ‡	14,640	3,070
Boston Properties Inc ‡	26,910	3,710
Brandywine Realty Trust ‡	69,950	1,102
Brixmor Property Group Inc ‡	60,810	1,314
CareTrust REIT Inc ‡	55,460	1,144
Columbia Property Trust Inc ‡	100,710	2,106
CyrusOne Inc ‡	29,160	1,908
DiamondRock Hospitality Co ‡	87,380	968
Digital Realty Trust Inc, Cl A ‡	31,160	3,731
Empire State Realty Trust Inc, Cl A ‡	130,750	1,825
Equinix Inc ‡	15,920	9,292
Equity Residential ‡	72,100	5,834
Essex Property Trust Inc ‡	4,950	1,489
Extra Space Storage Inc ‡	32,350	3,417
Healthpeak Properties Inc ‡	176,510	6,084
Host Hotels & Resorts Inc ‡	248,710	4,614
Hudson Pacific Properties Inc ‡	62,030	2,335
Industrial Logistics Properties Trust ‡	39,045	875
Invitation Homes Inc ‡	88,570	2,654
Iron Mountain Inc ‡	41,970	1,338
JBG SMITH Properties ‡	87,630	3,496
Kilroy Realty Corp ‡	33,730	2,830
Liberty Property Trust ‡	44,760	2,688
Life Storage Inc ‡	13,373	1,448
Macerich Co/The ‡(A)	17,500	471
Mid-America Apartment Communities Inc ‡	22,755	3,000
Omega Healthcare Investors Inc ‡	43,220	1,830
Park Hotels & Resorts Inc ‡	54,570	1,412
Prologis Inc ‡	105,660	9,419
Public Storage ‡	19,421	4,136
Realty Income Corp ‡	24,020	1,769
Regency Centers Corp ‡	33,229	2,096
Retail Opportunity Investments Corp ‡	93,552	1,652
Retail Properties of America Inc, Cl A ‡	148,177	1,986
Rexford Industrial Realty Inc ‡	34,350	1,569
Senior Housing Properties Trust ‡	108,630	917
Simon Property Group Inc ‡	35,332	5,263
SL Green Realty Corp ‡	17,500	1,608
Sun Communities Inc ‡	29,340	4,404
Taubman Centers Inc ‡	36,640	1,139
UDR Inc ‡	82,920	3,872

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Urban Edge Properties ‡	47,712	$915
Ventas Inc ‡	86,310	4,984
Welltower Inc ‡	18,590	1,520

		129,676

Total Common Stock (Cost $107,779) ($ Thousands)		129,676

AFFILIATED PARTNERSHIP – 0.3%
SEI Liquidity Fund, L.P. 1.600% **†(B)	469,054	469

Total Affiliated Partnership (Cost $469) ($ Thousands)		469

CASH EQUIVALENT – 1.4%
SEI Daily Income Trust, Government Fund, Cl F 1.500% **†	1,831,872	1,832

Total Cash Equivalent (Cost $1,832) ($ Thousands)		1,832

Total Investments in Securities – 100.1% (Cost $110,080) ($ Thousands)		$131,977

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Real Estate Fund (Continued)

Percentages are based on Net Assets of $131,810 ($ Thousands).

**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $466 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $469 ($ Thousands).

Cl – Class
REIT – Real	Estate investment Trust

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	129,676	–	–	129,676
Affiliated Partnership	–	469	–	469
Cash Equivalent	1,832	–	–	1,832

Total Investments in Securities	131,508	469	–	131,977

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	–	469	–	–	–	469	469,054	–	–
SEI Daily Income Trust, Government Fund, Cl F	1,838	14,228	(14,234)	–	–	1,832	1,831,872	13	–

Totals	1,838	14,697	(14,234)	–	–	2,301	2,300,926	13	–

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES – 39.9%

Agency Mortgage-Backed Obligations – 34.4%
FHLMC
10.000%, 03/17/2026	$2	$2
7.500%, 05/01/2031 to 02/01/2038	369	410
7.000%, 05/01/2024 to 03/01/2039	185	204
6.500%, 10/01/2031 to 09/01/2039	254	286
6.000%, 03/01/2020 to 09/01/2038	466	512
5.500%, 06/01/2020 to 08/01/2037	264	290
5.000%, 04/01/2020 to 02/01/2049	10,709	11,571
4.500%, 06/01/2027 to 06/01/2049	26,064	27,670
4.000%, 10/01/2025 to 11/01/2049	102,148	108,150
3.500%, 12/01/2033 to 12/01/2049	125,119	131,120
3.000%, 03/01/2031 to 01/01/2050	101,210	103,338
2.500%, 06/01/2028 to 12/01/2049	19,306	19,480
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	184	195
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	70	83
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	342	381
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	926	1,062
FHLMC CMO, Ser 2007-3281, Cl AI, IO
4.690%, VAR LIBOR USD 1 Month+6.430%, 02/15/2037	67	12
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	125	141
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	2	2
FHLMC CMO, Ser 2008-3451, Cl SB, IO
4.290%, VAR ICE LIBOR USD 1 Month+6.030%, 05/15/2038	29	3
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.490%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	48	8
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.210%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	678	104
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	2,659	2,715
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	577	590
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	447	38
FHLMC CMO, Ser 2012-4054, Cl SA, IO
4.310%, VAR LIBOR USD 1 Month+6.050%, 08/15/2039	639	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	$676	$56
FHLMC CMO, Ser 2013-4174, Cl SA, IO
4.460%, VAR LIBOR USD 1 Month+6.200%, 05/15/2039	174	14
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	163	24
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.510%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	471	67
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	239	234
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	329	25
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.464%, 02/15/2038 (B)	25	2
FHLMC CMO, Ser 2014-4335, Cl SW, IO
4.260%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	101	17
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.270%, 04/15/2041 (B)	318	17
FHLMC CMO, Ser 2015-343, Cl F4
2.041%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	854	847
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	1,149	1,135
FHLMC CMO, Ser 2016-353, Cl S1, IO
4.260%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	575	99
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053	1,662	1,751
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,779	2,827
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	1,272	1,367
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	4,575	4,687
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	364	374
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,690	1,736
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	810	826
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	3,175	3,229
FHLMC CMO, Ser 2018-4802, Cl A
3.000%, 06/15/2048	3,144	3,196
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	1,405	1,405
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	2,381	2,421
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	645	677

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4846, Cl PF
2.090%, VAR LIBOR USD 1 Month+0.350%, 12/15/2048	$366	$365
FHLMC CMO, Ser 2018-4856, Cl FD
2.040%, VAR LIBOR USD 1 Month+0.300%, 08/15/2040	1,178	1,170
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,505	1,534
FHLMC CMO, Ser 2019-4897, Cl F
2.140%, VAR LIBOR USD 1 Month+0.400%, 07/15/2049	419	417
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1511, Cl A2
3.470%, 03/25/2031	6,300	6,765
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1514, Cl A2
2.859%, 10/25/2034	435	441
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.478%, 10/25/2021 (B)	249	6
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.097%, 05/25/2023 (B)	32,931	121
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.607%, 03/25/2027 (B)	4,940	190
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	1,040	1,125
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.148%, 06/25/2029 (B)	4,850	472
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.881%, 06/25/2029 (B)	2,000	142
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.238%, 06/25/2029 (B)	700	71
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl X1, IO
0.949%, 06/25/2029 (B)	1,100	81
FHLMC Multifamily Structured Pass-Through Certificates, Ser K099, Cl X1, IO
1.006%, 09/25/2029 (B)	1,090	79
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A2
3.990%, 05/25/2033 (B)	3,550	3,990
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	2,000	2,241
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.949%, 08/25/2023 (B)	7,503	210

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl A2
2.862%, 05/25/2026	$1,980	$2,048
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl X1, IO
0.965%, 05/25/2026 (B)	1,600	86
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.312%, 07/25/2026 (B)	2,000	143
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC03, Cl A2
3.499%, 01/25/2026	795	836
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.204%, 06/25/2027 (B)	3,500	232
FHLMC Multifamily Structured Pass-Through Certificates, Ser KL1P, Cl A2P
2.700%, 10/25/2025	205	210
FHLMC Multifamily Structured Pass-Through Certificates, Ser KL4F, Cl A2AS
3.683%, 10/25/2025 (B)	3,040	3,221
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	614
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A2
2.510%, 12/25/2025	890	898
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS07, Cl A2
2.735%, 09/25/2025	620	635
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q006, Cl APT2
2.490%, 09/25/2026 (B)	4,407	4,624
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	336
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	475	490
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.992%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	233	235
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.442%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	91	91
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.392%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	54	54

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.442%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	$345	$371
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.992%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	337	338
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.281%, 10/25/2037 (B)	113	120
FNMA
7.500%, 10/01/2037 to 04/01/2039	148	179
7.000%, 09/01/2026 to 02/01/2039	560	629
6.500%, 05/01/2027 to 05/01/2040	216	241
6.000%, 02/01/2023 to 10/01/2040	1,949	2,211
5.500%, 02/01/2021 to 09/01/2056	7,152	7,987
5.000%, 01/01/2020 to 08/01/2049	52,684	57,826
4.500%, 04/01/2025 to 09/01/2057	81,106	86,347
4.350%, 04/01/2021	711	725
4.000%, 08/01/2020 to 06/01/2057	146,348	154,830
3.790%, 12/01/2025	1,115	1,187
3.640%, 11/01/2028	400	432
3.590%, 12/01/2020	417	420
3.500%, 07/01/2029 to 03/01/2057	87,202	90,684
3.490%, 02/01/2033	1,315	1,420
3.480%, 08/01/2028	2,025	2,170
3.450%, 05/01/2034	2,365	2,541
3.420%, 09/01/2025	525	546
3.410%, 10/01/2030	795	851
3.350%, 05/01/2029	110	117
3.340%, 07/01/2030	600	640
3.310%, 05/01/2031	100	107
3.300%, 04/01/2029	100	106
3.290%, 09/01/2032	644	685
3.260%, 05/01/2029 to 10/01/2030	895	950
3.240%, 05/01/2029	520	552
3.190%, 05/01/2029 to 05/01/2030	1,351	1,417
3.160%, 05/01/2029	288	303
3.120%, 06/01/2035	850	869
3.110%, 02/01/2028	465	489
3.080%, 04/01/2030	486	509
3.070%, 01/01/2029	190	199
3.050%, 05/01/2024	481	486
3.040%, 04/01/2030	486	507
3.020%, 06/01/2024 to 05/01/2026	1,870	1,903
3.000%, 06/01/2027 to 01/01/2050	82,683	84,468
2.930%, 08/01/2031	800	823
2.920%, 08/01/2031	100	103
2.915%, 08/01/2031	600	617
2.900%, 11/01/2029	500	516
2.870%, 07/01/2031 to 08/01/2031	300	309
2.860%, 08/01/2031	500	514
2.850%, 08/01/2031	1,110	1,139

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.840%, 08/01/2031	$100	$103
2.830%, 04/01/2025	1,304	1,324
2.820%, 07/01/2027	586	604
2.810%, 08/01/2031	400	409
2.800%, 08/01/2031	200	204
2.790%, 08/01/2029	1,200	1,237
2.770%, 08/01/2031	600	611
2.765%, 08/01/2031	800	816
2.740%, 08/01/2029	400	411
2.670%, 09/01/2031 to 10/01/2034	300	302
2.520%, 10/01/2029	110	111
2.500%, 02/01/2023 to 12/01/2049	34,928	35,206
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.423%, 09/25/2022 (B)	11,753	126
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (B)	1,483	1,554
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	440	457
FNMA ARM
4.288%, VAR 12 Month Treas Avg+1.956%, 11/01/2035	124	129
4.204%, VAR 12 Month Treas Avg+1.882%, 11/01/2035	476	492
4.147%, VAR 12 Month Treas Avg+1.835%, 10/01/2035	487	503
4.131%, VAR 12 Month Treas Avg+1.799%, 10/01/2035	81	84
3.102%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	948	966
2.955%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	714	725
2.743%, VAR ICE LIBOR USD 12 Month+1.579%, 06/01/2045	896	914
2.659%, VAR ICE LIBOR USD 12 Month+1.585%, 01/01/2046	3,332	3,392
2.620%, VAR ICE LIBOR USD 12 Month+1.583%, 05/01/2045	704	717
2.619%, VAR ICE LIBOR USD 12 Month+1.587%, 11/01/2045	290	294
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	357	79
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	417	28
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	353	60
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	176	183
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	412	431
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	201	229
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	1,088	181

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2006-112, Cl ST, IO
4.908%, VAR ICE LIBOR USD 1 Month+6.700%, 11/25/2036	$846	$71
FNMA CMO, Ser 2008-22, Cl SI, IO
4.722%, VAR ICE LIBOR USD 1 Month+6.430%, 03/25/2037	813	11
FNMA CMO, Ser 2009-103, Cl MB
4.411%, 12/25/2039 (B)	42	44
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,081	990
FNMA CMO, Ser 2010-150, Cl SK, IO
4.738%, VAR ICE LIBOR USD 1
Month+6.530%, 01/25/2041	282	58
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,695	1,897
FNMA CMO, Ser 2011-87, Cl SG, IO
4.758%, VAR LIBOR USD 1 Month+6.550%, 04/25/2040	229	28
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	100	2
FNMA CMO, Ser 2011-96, Cl SA, IO
4.758%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	968	164
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	71	5
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	321	19
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	334	21
FNMA CMO, Ser 2012-133, Cl CS, IO
4.358%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	305	57
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	930	891
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	29	31
FNMA CMO, Ser 2012-35, Cl SC, IO
4.708%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	176	30
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,802	1,828
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	230	262
FNMA CMO, Ser 2012-70, Cl YS, IO
4.858%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	58	5
FNMA CMO, Ser 2012-74, Cl SA, IO
4.858%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	298	41
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	23	21
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	45	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	$2,165	$2,101
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	375	365
FNMA CMO, Ser 2013-124, Cl SB, IO
4.158%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	486	89
FNMA CMO, Ser 2013-126, Cl CS, IO
4.358%, VAR LIBOR USD 1 Month+6.150%, 09/25/2041	396	52
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	359	344
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	7,010
FNMA CMO, Ser 2013-54, Cl BS, IO
4.358%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	194	40
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	469	40
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	97	8
FNMA CMO, Ser 2013-9, Cl SA, IO
4.358%, VAR LIBOR USD 1 Month+6.150%, 03/25/2042	367	53
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,027	2,251
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	261	304
FNMA CMO, Ser 2014-47, Cl AI, IO
2.229%, 08/25/2044 (B)	198	12
FNMA CMO, Ser 2015-55, Cl IO, IO
2.114%, 08/25/2055 (B)	516	27
FNMA CMO, Ser 2015-56, Cl AS, IO
4.358%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	60	14
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,788	2,737
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	448	468
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	3,695	3,654
FNMA CMO, Ser 2016-60, Cl QS, IO
4.308%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	331	57
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,101	1,134
FNMA CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	728	742
FNMA CMO, Ser 2017-76, Cl SB, IO
4.308%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	1,800	361
FNMA CMO, Ser 2017-85, Cl SC, IO
4.408%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	552	90

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	$1,883	$1,931
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	442	454
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	3,869	3,909
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	2,215	2,245
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	2,033	2,086
FNMA CMO, Ser 2018-79, Cl FA
2.042%, VAR LIBOR USD 1 Month+0.250%, 11/25/2048	1,887	1,874
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	677	676
FNMA CMO, Ser 2019-14, Cl FB
2.181%, VAR LIBOR USD 1 Month+0.400%, 04/25/2059	686	685
FNMA CMO, Ser 2019-18, Cl FH
2.142%, VAR LIBOR USD 1 Month+0.350%, 05/25/2049	1,158	1,149
FNMA CMO, Ser 2019-25, Cl YF
2.242%, VAR LIBOR USD 1 Month+0.450%, 10/25/2046	2,293	2,291
FNMA CMO, Ser 2019-35, Cl FH
2.142%, VAR LIBOR USD 1 Month+0.350%, 07/25/2049	528	525
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	1,016	1,050
FNMA CMO, Ser 2019-35, Cl MB
3.000%, 07/25/2049	1,282	1,332
FNMA CMO, Ser 2019-42, Cl FK
2.242%, VAR LIBOR USD 1 Month+0.450%, 08/25/2049	2,748	2,740
FNMA CMO, Ser 2019-60, Cl FW
2.242%, VAR LIBOR USD 1 Month+0.450%, 10/25/2049	742	740
FNMA CMO, Ser 2019-60, Cl BF
2.242%, VAR LIBOR USD 1
Month+0.450%, 10/25/2049	956	952
FNMA CMO, Ser 2019-67, Cl FB
2.111%, VAR ICE LIBOR USD 1 Month+0.450%, 11/25/2049	871	866
FNMA CMO, Ser 2019-70, Cl FL
2.061%, VAR ICE LIBOR USD 1 Month+0.400%, 12/25/2049	1,715	1,713
FNMA CMO, Ser 2019-79, Cl FA
2.161%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	6,750	6,731
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	2,608	2,737
FNMA TBA
5.000%, 01/01/2038	3,870	4,137
4.500%, 01/01/2038	5,165	5,438

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.000%, 01/15/2045	$1,171	$1,218
3.500%, 03/01/2040 to 01/01/2041	16,911	17,401
3.000%, 01/15/2043 to 01/16/2169	24,763	25,119
2.500%, 01/01/2026 to 01/15/2050	17,605	17,497
FNMA, Ser 2014-M8, Cl X2, IO
0.350%, 06/25/2024 (B)	7,269	106
FNMA, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (B)	544	567
FNMA, Ser M10, Cl A2
3.384%, 07/25/2028 (B)	6,100	6,517
FNMA, Ser M12, Cl A1
3.546%, 02/25/2030	2,400	2,593
FNMA, Ser M13, Cl A1
3.697%, 03/25/2030 (B)	1,046	1,144
FNMA, Ser M14, Cl A2
3.697%, 08/25/2028 (B)	4,000	4,333
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	109
FNMA, Ser M27, Cl A2
2.700%, 11/25/2040	300	294
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	490	532
FNMA, Ser M5, Cl A2
3.273%, 01/25/2029	930	985
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	1,030	1,105
FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.278%, 09/25/2043 (B)(C)	480	484
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	11,537	46
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
3.847%, VAR ICE LIBOR USD 1 Month+2.150%, 01/25/2026 (C)	2,098	2,112
FRESB Mortgage Trust, Ser 2017-SB42, Cl A10F
2.960%, 10/25/2027 (B)	234	239
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/2028 (B)	93	98
GNMA
8.000%, 11/15/2029 to 09/15/2030	43	47
7.500%, 03/15/2029 to 10/15/2037	72	85
7.000%, 09/15/2031	27	31
6.500%, 07/15/2028 to 12/15/2035	1,427	1,607
6.000%, 12/15/2028 to 10/20/2040	2,448	2,759
5.000%, 12/20/2039 to 09/20/2049	21,758	23,249
4.967%, 07/20/2060 (B)	59	60
4.700%, 09/20/2061 (B)	844	869
4.500%, 04/20/2041 to 09/20/2049	36,659	38,730
4.382%, 01/20/2069 (B)	155	157
4.045%, 04/20/2063 (B)	372	378
4.000%, 02/20/2034 to 11/20/2049	36,138	37,773
3.500%, 06/20/2044 to 10/20/2049	52,566	54,480

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 09/15/2042 to 12/20/2049	$27,514	$28,235
2.500%, 08/20/2049 to 11/20/2049	791	781
GNMA CMO, Ser 2007-17, Cl IB, IO
4.485%, VAR LIBOR USD 1 Month+6.250%, 04/20/2037	480	64
GNMA CMO, Ser 2007-51, Cl SG, IO
4.815%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	64	9
GNMA CMO, Ser 2007-78, Cl SA, IO
4.790%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	572	104
GNMA CMO, Ser 2009-66, Cl XS, IO
5.060%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	552	83
GNMA CMO, Ser 2010-31, Cl GS, IO
4.735%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	23	1
GNMA CMO, Ser 2010-4, Cl NS, IO
4.650%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	4,507	837
GNMA CMO, Ser 2010-85, Cl HS, IO
4.885%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	44	4
GNMA CMO, Ser 2010-H11, Cl FA
2.700%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	407	412
GNMA CMO, Ser 2010-H27, Cl FA
2.154%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,253	1,247
GNMA CMO, Ser 2010-H28, Cl FE
2.174%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	524	522
GNMA CMO, Ser 2011-H08, Cl FD
2.274%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	254	253
GNMA CMO, Ser 2011-H08, Cl FG
2.254%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	573	573
GNMA CMO, Ser 2011-H09, Cl AF
2.274%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	423	422
GNMA CMO, Ser 2012-141, Cl WA
4.529%, 11/16/2041 (B)	347	384
GNMA CMO, Ser 2012-34, Cl SA, IO
4.285%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	486	96
GNMA CMO, Ser 2012-43, Cl SN, IO
4.860%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	86	18
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	339	15
GNMA CMO, Ser 2012-98, Cl SA, IO
4.360%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	234	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-H25, Cl FA
2.474%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	$33	$33
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.782%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	1,334	59
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	238	34
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	433	78
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.835%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	148	24
GNMA CMO, Ser 2014-5, Cl SP, IO
4.410%, VAR LIBOR USD 1 Month+6.150%, 06/16/2043	306	37
GNMA CMO, Ser 2014-H10, Cl TA
2.374%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	558	559
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	158	29
GNMA CMO, Ser 2015-H10, Cl FC
2.254%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	372	371
GNMA CMO, Ser 2015-H18, Cl FA
2.224%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	245	244
GNMA CMO, Ser 2015-H20, Cl FA
2.244%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	267	266
GNMA CMO, Ser 2016-135, Cl SB, IO
4.360%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	308	108
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,509	1,521
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.356%, VAR ICE LIBOR USD 12 Month+0.000%, 07/20/2067	853	111
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.759%, VAR ICE LIBOR USD 12 Month+0.000%, 09/20/2067	5,531	492
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.223%, VAR ICE LIBOR USD 12 Month+0.000%, 10/20/2067	387	41
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.850%, VAR ICE LIBOR USD 12 Month+0.000%, 11/20/2067	172	18
GNMA CMO, Ser 2018-H06, Cl PF
2.074%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	577	573
GNMA CMO, Ser 2018-H07, Cl FD
2.074%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	1,023	1,016

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	$500	$510
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,268	2,341
GNMA CMO, Ser 2019-20, Cl JK
3.500%, 02/20/2049	37	39
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	1,329	1,353
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	989	1,007
GNMA TBA
3.500%, 01/15/2041	11,600	11,955
3.000%, 01/15/2043 to 03/15/2043	32,725	33,610
2.500%, 01/21/2169	10,300	10,344
GNMA, Ser 2012-112, Cl IO, IO
0.276%, 02/16/2053 (B)	910	15
GNMA, Ser 2012-152, Cl IO, IO
0.791%, 01/16/2054 (B)	7,229	368
GNMA, Ser 2012-27, Cl IO, IO
0.943%, 04/16/2053 (B)	1,329	36
GNMA, Ser 2013-145, Cl IO, IO
1.062%, 09/16/2044 (B)	1,113	46
GNMA, Ser 2013-96, Cl IO, IO
0.510%, 10/16/2054 (B)	1,831	41
GNMA, Ser 2014-47, Cl IA, IO
0.128%, 02/16/2048 (B)	233	4
GNMA, Ser 2014-50, Cl IO, IO
0.806%, 09/16/2055 (B)	668	33
GNMA, Ser 2014-92, Cl IX, IO
0.618%, 05/16/2054 (B)	5,837	145
GNMA, Ser 2015-5, Cl IK, IO
0.663%, 11/16/2054 (B)	6,049	224
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	5,231	5,299
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	669	679
GNMA, Ser 41, Cl IO, IO
0.791%, 07/16/2058 (B)	1,898	113

		1,458,278

Non-Agency Mortgage-Backed Obligations – 5.5%
1211 Avenue of the Americas Trust, Ser 2015- 1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	861
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
3.142%, 02/25/2035 (B)	516	504
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
1.932%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	1,310	1,255
Alternative Loan Trust, Ser 2006-18CB, Cl A6
21.432%, VAR ICE LIBOR USD 1 Month+28.600%, 07/25/2036	224	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
3.920%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	$220	$221
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
3.894%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	1,716	1,753
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
3.657%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	1,133	817
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
2.192%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	3,969	3,795
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (B)(C)	528	534
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (C)	930	934
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (B)(C)	1,790	1,983
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.808%, 08/10/2045 (B)(C)	1,640	706
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
4.384%, 12/20/2034 (B)	10	10
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
2.345%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	472	473
BANK, Ser 2019-BN22, Cl A4
2.978%, 11/15/2062	1,050	1,078
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	2,635	2,693
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	722	745
BBCMS Mortgage Trust, Ser 2018-C2, Cl A5
4.314%, 12/15/2051	1,254	1,411
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	210	217
BBCMS Trust, Ser CBM, Cl A
2.740%, VAR ICE LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	375	375
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	623
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	150
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	35	35

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BCAP Trust, Ser 2015-RR2, Cl 21A1
2.108%, 03/28/2037 (B)(C)	$826	$826
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.389%, 05/25/2034 (B)	10	11
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.406%, 05/25/2034 (B)	74	71
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
2.432%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	22	22
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
4.234%, 10/25/2033 (B)	428	437
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (B)	999	1,019
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
5.858%, VAR ICE LIBOR USD 1 Month+7.650%, 11/25/2035	3,100	971
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.616%, 06/11/2041 (B)(C)	13	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
1.932%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	4,676	4,508
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	349	369
Benchmark Mortgage Trust, Ser 2019-B13, Cl A4
2.952%, 08/15/2057	470	481
Benchmark Mortgage Trust, Ser 2019-B14, Cl A5
3.049%, 12/15/2062	342	353
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	1,390	1,421
BFLD, Ser 2019-DPLO, Cl A
2.830%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/2034 (C)	845	843
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A1
3.613%, 10/26/2048 (C)	365	369
Bunker Hill Loan Depositary Trust, Ser 2019- 2, Cl A1
2.879%, 07/25/2049 (C)	1,003	1,006
Bunker Hill Loan Depositary Trust, Ser 2019- 3, Cl A1
2.724%, 11/25/2059 (C)	1,175	1,175

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.660%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (C)	$905	$906
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
3.740%, VAR ICE LIBOR USD 1 Month+2.000%, 10/15/2036 (C)	2,710	2,711
BX Commercial Mortgage Trust, Ser IND, Cl H
4.740%, VAR ICE LIBOR USD 1 Month+3.000%, 11/15/2035 (C)	4,102	4,106
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (C)	610	627
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,280	1,397
CAMB Commercial Mortgage Trust, Ser 2019- LIFE, Cl A
2.810%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	825	826
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl A1
1.443%, 08/10/2049	149	148
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	310	332
CD Commercial Mortgage Trust, Ser 2017- CD4, Cl ASB
3.317%, 05/10/2050	474	491
CD Commercial Mortgage Trust, Ser 2017- CD5, Cl XA, IO
0.901%, 08/15/2050 (B)	8,624	427
CD Commercial Mortgage Trust, Ser 2017- CD6, Cl ASB
3.332%, 11/13/2050	1,156	1,205
CD Mortgage Trust, Ser 2017-CD4, Cl A4
3.514%, 05/10/2050 (B)	522	555
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (C)	1,160	1,165
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	171	171
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	615	631
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	119	118
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	494	512
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	393

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.690%, 02/25/2037 (B)	$15	$15
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.675%, 02/25/2037 (B)	9	10
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.792%, 07/25/2037 (B)	26	27
CHT Mortgage Trust, Ser 2017-CSMO, Cl A 2.670%, VAR ICE LIBOR USD 1
Month+0.930%, 11/15/2036 (C)	490	490
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	895	920
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A2
2.674%, 04/10/2048	4	4
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,729
Citigroup Commercial Mortgage Trust, Ser 2019-GC43, Cl A4
3.038%, 11/10/2052	1,809	1,865
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033 (B)	13	13
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	284	–
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
1.302%, 12/11/2049 (B)(C)	7	–
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.778%, 11/10/2031 (B)(C)	720	730
COLT Funding LLC, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (B)(C)	1,057	1,055
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (B)(C)	499	502
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (B)(C)	893	894
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.776%, 07/10/2046 (B)(C)	13,060	61
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	75	76
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	835	884
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.081%, 10/10/2046 (B)	70	70
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	120	125

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	$130	$138
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (C)	299	305
COMM Mortgage Trust, Ser 2013-CR9, Cl A4
4.222%, 07/10/2045 (B)	977	1,035
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
0.998%, 07/15/2047 (B)	5	–
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.196%, 03/10/2047 (B)	1,905	73
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	250
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	298
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	350	371
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.145%, 02/10/2048 (B)	6,010	281
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	960	1,006
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	480	491
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2029 (C)	370	371
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	410	422
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	1,108	1,235
COMM Mortgage Trust, Ser 2019-GC44, Cl A5
2.950%, 08/15/2057	1,315	1,345
COMM Mortgage Trust, Ser LC6, Cl AM
3.282%, 01/10/2046	465	476
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	590
Commercial Mortgage Pass-Through Certificates, Ser CR14, Cl B
4.638%, 02/10/2047 (B)	850	912
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
4.092%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (C)	2,880	2,907
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
3.892%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (C)	2,710	2,735
Core Industrial Trust, Ser 2019-CORE, Cl A
2.620%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	1,200	1,199

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.416%, 06/15/2038 (B)	$35	$19
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	244	128
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (B)	99	62
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	36	37
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	39	40
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
4.573%, 10/25/2033 (B)	802	813
Credit Suisse Mortgage Trust, Ser 2016- NXSR, Cl A4
3.795%, 12/15/2049 (B)	1,509	1,609
Credit Suisse Mortgage Trust, Ser 2019, Cl B
4.764%, 12/15/2021	3,790	3,790
CSAIL Commercial Mortgage Trust, Ser 2014- C3, Cl A4
3.718%, 08/15/2048	651	688
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%, 06/15/2057	508	531
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A3
3.447%, 08/15/2048	555	578
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A2
3.033%, 08/15/2048	350	351
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	709	756
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	202	210
CSAIL Commercial Mortgage Trust, Ser 2019- C17, Cl A5
3.016%, 09/15/2052	541	554
CSAIL Commercial Mortgage Trust, Ser 2019- C18, Cl A4
2.968%, 12/15/2052	357	364
CSMC Trust, Ser 2017-CHOP, Cl G
7.360%, VAR ICE LIBOR USD 1 Month+5.620%, 07/15/2032 (C)	1,000	989
CSMC Trust, Ser 2017-PFHP, Cl A
2.690%, VAR ICE LIBOR USD 1 Month+0.950%, 12/15/2030 (C)	1,190	1,188

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2017-RPL3, Cl A1
4.000%, 08/01/2057 (B)(C)	$976	$1,011
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	7,119	7,262
CSMC, Ser 2014-11R, Cl 9A2
1.848%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)	2,620	2,082
CSMC, Ser 2014-7R, Cl 8A1
3.799%, 07/27/2037 (B)(C)	280	280
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	2,135	2,249
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	290	273
CSMC, Ser 2015-5R, Cl 1A1
3.247%, 09/27/2046 (B)(C)	375	381
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	1,175	1,241
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034 (B)(C)	315	331
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	281	290
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	100	102
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (C)	1,240	1,257
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.564%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	598	564
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	774	783
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/2028 (B)(C)	2,000	2,034
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	2,017	2,057
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
4.792%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	3,703	3,896
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (B)(C)	1,311	1,309
GCAT, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	405	406
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	1,350	1,355
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	1,310	1,341
GS Mortgage Securities II, Ser GC30, Cl B
4.008%, 05/10/2050 (B)	480	503

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	$184	$142
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
1.047%, 11/10/2039 (B)(C)	233	1
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	502	511
GS Mortgage Securities Trust, Ser 2012- GCJ7, Cl AAB
2.935%, 05/10/2045	36	36
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	270	294
GS Mortgage Securities Trust, Ser 2014- GC18, Cl A3
3.801%, 01/10/2047	388	403
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047 (B)	680	708
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	571	602
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	903	956
GS Mortgage Securities Trust, Ser 2018-SRP5
3.281%, 06/09/2021	2,900	2,887
GS Mortgage Securities Trust, Ser 2019-GSA1, Cl A4
3.048%, 11/10/2052	504	518
GS Mortgage Securities Trust, Ser GC28, Cl A5
3.396%, 02/10/2048	233	244
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	4,804	4,964
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	15	15
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.257%, 10/25/2033 (B)	191	198
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	19	20
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	7	7
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
4.231%, 05/19/2034 (B)	797	823

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039 (C)	$1,225	$1,267
Hudson Yards Mortgage Trust, Ser 2019- 55HY, Cl A
3.041%, 12/10/2041 (B)(C)	1,240	1,261
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
2.142%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	11	11
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,722	1,802
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.892%, 01/15/2047 (B)	130	141
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.557%, 09/15/2047 (B)	120	123
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	541	570
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,581	2,636
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	170	170
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl A4
3.770%, 12/15/2048	272	291
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A5
3.694%, 03/15/2050	289	310
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	250	260
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	187	196
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	575	625
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl A4
3.057%, 11/13/2052	712	733
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.152%, 06/12/2043 (B)	645	1
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.812%, 02/12/2049 (B)	205	130
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.436%, 02/15/2051 (B)	2	2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.418%, 08/15/2046 (B)(C)	$296	$308
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.596%, 07/15/2047 (B)	380	391
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	304	302
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	1,373	1,442
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	529	551
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031 (B)(C)	1,305	1,343
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A 2.650%, VAR ICE LIBOR USD 1
Month+0.910%, 06/15/2035 (C)	1,129	1,128
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	1,500	1,569
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.091%, 11/25/2033 (B)	30	31
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.692%, 08/25/2034 (B)	63	65
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.172%, 05/25/2045 (B)(C)	121	121
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	795	810
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	2,289	2,335
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.380%, 02/15/2041 (B)(C)	319	–
Lehman XS Trust, Ser 2007-16N, Cl 2A2
2.642%, VAR ICE LIBOR USD 1 Month+0.850%, 09/25/2047	4,636	4,591
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
7.590%, VAR ICE LIBOR USD 1 Month+5.850%, 09/15/2028 (C)	589	591
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035 (A)(C)	4	3
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,348	1,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.818%, 07/25/2033 (B)	$11	$11
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
5.125%, 02/25/2034 (B)	41	42
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.559%, 12/12/2049 (B)(C)	41	–
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (B)(C)	26	16
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (B)	199	122
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.025%, 09/12/2049 (B)	179	74
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	760	766
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	402
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.081%, 07/15/2046 (B)	92	97
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	83
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	138	143
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	265
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 10/15/2048	395	409
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	155	165
Morgan Stanley Capital I Trust, Ser 2006- IQ12, Cl AJ
5.399%, 12/15/2043	90	61
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.217%, 02/12/2044 (B)(C)	48	–
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.251%, 12/12/2049 (B)	107	66
Morgan Stanley Capital I Trust, Ser 2007- T27, Cl AJ
5.945%, 06/11/2042 (B)	1,686	1,779

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl C
5.375%, 09/15/2047 (B)(C)	$905	$927
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.074%, 11/15/2049 (B)	3,391	176
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049	468	471
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049	335	333
Morgan Stanley Capital I Trust, Ser 2017- ASHF, Cl A
2.590%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (C)	38	37
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
3.140%, VAR LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	1,720	1,717
Morgan Stanley Capital I Trust, Ser 2019-L3, Cl A4
3.127%, 11/15/2052	427	441
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (B)(C)	250	255
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (C)	255	260
NCUA Guaranteed Notes Trust CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	48	48
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (B)(C)	1,242	1,290
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (B)(C)	538	542
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (B)(C)	812	808
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	95	98
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	78	81
OBX Trust, Ser 2018-1, Cl A2
2.442%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	407	405
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (B)(C)	764	778
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (B)(C)	1,186	1,192
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (C)	1,570	1,528

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034 (A)	$5	$4
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	18	19
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,027	895
Radnor RE, Ser 2018-1, Cl M2
4.492%, VAR ICE LIBOR USD 1 Month+2.700%, 03/25/2028 (C)	7,270	7,294
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	231	242
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032 (B)(C)	920	960
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.246%, 12/25/2034 (B)	373	378
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A1
2.633%, 09/25/2059	2,654	2,647
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
2.690%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	330	330
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055 (B)(C)	2,960	2,868
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (B)(C)	175	181
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (B)(C)	390	395
SG Residential Mortgage Trust, Ser 2019-3, Cl A1
2.703%, 09/25/2059 (B)(C)	1,041	1,040
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
2.356%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)	218	217
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1
2.610%, 09/27/2049 (B)(C)	953	948
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
1.982%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2047	5,067	4,845
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2003-24A, Cl 3A2
4.635%, 07/25/2033 (B)	66	68
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2003-37A, Cl 2A
4.166%, 12/25/2033 (B)	20	20
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (B)(C)	1,631	1,640

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.480%, 12/10/2045 (B)(C)	$670	$662
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (B)(C)	438	442
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (B)(C)	1,891	1,903
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (C)	1,972	1,974
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (C)	2,492	2,491
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (B)(C)	730	734
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (B)(C)	883	884
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (B)(C)	1,018	1,015
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (B)(C)	445	449
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/2030 (B)(C)	987	1,003
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	1,210	1,232
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	1,335	1,348
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.190%, 10/25/2033 (B)	44	44
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.434%, 08/25/2033 (B)	22	22
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.322%, 09/25/2033 (B)	41	42
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
12.535%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	7	9
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	97	99
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.498%, 06/25/2034 (B)	27	27
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	74	79
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
2.572%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2045	383	387

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.052%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	$4,232	$4,124
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
2.940%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	1,763	1,705
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
2.940%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	1,020	894
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (B)(C)	398	408
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045 (B)	780	814
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.284%, 07/15/2046 (B)	20	21
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	597
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.313%, 11/15/2059 (B)	5,508	363
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
5.085%, 05/25/2035 (B)	2,178	2,200
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
4.206%, 03/26/2035 (B)(C)	134	136
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.345%, 06/15/2045 (B)(C)	616	15
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.196%, 05/15/2045 (B)(C)	857	29
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	110	117
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	300	313

		230,926

Total Mortgage-Backed Securities
(Cost $1,683,766) ($ Thousands)		1,689,204

CORPORATE OBLIGATIONS – 27.7%

Communication Services – 2.2%
America Movil
5.000%, 03/30/2020	250	251

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AT&T
6.500%, 09/01/2037	$1,335	$1,745
6.000%, 08/15/2040	1,770	2,267
5.700%, 03/01/2057	200	258
5.450%, 03/01/2047	243	302
5.375%, 10/15/2041	571	679
5.350%, 12/15/2043	209	248
5.250%, 03/01/2037	3,075	3,674
5.150%, 03/15/2042 (D)	25	29
5.150%, 02/15/2050	747	901
4.850%, 03/01/2039	1,086	1,253
4.800%, 06/15/2044	2,870	3,275
4.500%, 03/09/2048	168	186
4.350%, 03/01/2029	240	267
4.350%, 06/15/2045	800	864
4.300%, 02/15/2030	1,174	1,304
3.950%, 01/15/2025 (D)	300	321
3.900%, 03/11/2024	325	346
3.875%, 08/15/2021	70	72
3.800%, 02/15/2027	591	630
3.550%, 06/01/2024	785	826
3.400%, 05/15/2025 (D)	3,524	3,691
3.000%, 02/15/2022	534	545
3.000%, 06/30/2022	1,034	1,056
British Telecommunications
3.250%, 11/08/2029 (C)	815	814
Charter Communications Operating
6.834%, 10/23/2055	70	92
6.484%, 10/23/2045	660	818
6.384%, 10/23/2035	840	1,057
5.750%, 04/01/2048	227	265
5.375%, 04/01/2038	723	825
5.375%, 05/01/2047 (D)	432	485
4.908%, 07/23/2025 (D)	3,740	4,118
4.800%, 03/01/2050	1,373	1,448
4.464%, 07/23/2022	329	346
4.200%, 03/15/2028	763	813
3.750%, 02/15/2028	85	88
3.579%, 07/23/2020	400	403
Comcast
7.050%, 03/15/2033	90	129
6.500%, 11/15/2035	480	681
4.950%, 10/15/2058	255	332
4.700%, 10/15/2048	172	212
4.600%, 10/15/2038	852	1,016
4.400%, 08/15/2035	1,770	2,076
4.250%, 10/15/2030	560	640
4.200%, 08/15/2034	220	251
4.150%, 10/15/2028	2,563	2,887
4.000%, 03/01/2048	511	567
3.999%, 11/01/2049	199	221
3.969%, 11/01/2047	78	86
3.950%, 10/15/2025	609	665
3.700%, 04/15/2024	1,543	1,646

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 10/01/2021	$845	$870
3.450%, 02/01/2050	444	455
3.150%, 03/01/2026 (D)	160	168
2.650%, 02/01/2030	1,325	1,331
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	217
Comcast Cable Holdings
10.125%, 04/15/2022	45	53
Corning
5.450%, 11/15/2079	775	849
Discovery Communications
5.000%, 09/20/2037	775	876
DISH DBS
7.750%, 07/01/2026 (D)	130	138
5.875%, 11/15/2024 (D)	700	715
Fox
5.476%, 01/25/2039 (C)	520	636
4.709%, 01/25/2029 (C)	80	91
NBCUniversal Media
5.950%, 04/01/2041	305	420
4.375%, 04/01/2021	270	278
Prosus
4.850%, 07/06/2027 (C)	550	599
Rogers Communications
3.700%, 11/15/2049	552	557
Sky
3.750%, 09/16/2024 (C)	1,090	1,168
Sprint
7.875%, 09/15/2023	340	375
7.250%, 09/15/2021	340	360
Sprint Capital
8.750%, 03/15/2032 (D)	190	231
Sprint Spectrum
4.738%, 03/20/2025 (C)(D)	4,010	4,247
3.360%, 09/20/2021 (C)	4,238	4,275
Telefonica Emisiones
5.520%, 03/01/2049	699	877
5.462%, 02/16/2021	23	24
5.213%, 03/08/2047	150	178
5.134%, 04/27/2020	662	668
Verizon Communications
5.500%, 03/16/2047 (D)	386	524
5.250%, 03/16/2037	1,480	1,859
5.012%, 04/15/2049	167	214
4.862%, 08/21/2046	290	360
4.672%, 03/15/2055	91	112
4.522%, 09/15/2048 (D)	602	722
4.500%, 08/10/2033	620	724
4.400%, 11/01/2034	3,271	3,792
4.329%, 09/21/2028	1,695	1,924
4.272%, 01/15/2036	1,249	1,414
4.125%, 08/15/2046 (D)	864	977
4.016%, 12/03/2029	1,084	1,208
3.875%, 02/08/2029	210	232

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 11/01/2042	$550	$594
3.500%, 11/01/2024 (D)	120	127
3.376%, 02/15/2025 (D)	218	231
2.625%, 08/15/2026 (D)	1,000	1,016
ViacomCBS
4.250%, 09/01/2023 (D)	130	138
3.875%, 04/01/2024	130	138
3.700%, 08/15/2024	810	857
3.375%, 02/15/2028	700	718
Vodafone Group
5.250%, 05/30/2048	2,350	2,823
4.875%, 06/19/2049	1,544	1,791
4.375%, 05/30/2028	890	987
4.250%, 09/17/2050 (D)	1,307	1,364
Walt Disney
6.650%, 11/15/2037	235	349
6.200%, 12/15/2034	65	91
2.750%, 09/01/2049	155	147
2.000%, 09/01/2029	682	662
1.750%, 08/30/2024	1,024	1,016

		95,738

Consumer Discretionary – 1.4%
Amazon.com
5.200%, 12/03/2025	570	665
4.950%, 12/05/2044	500	655
4.050%, 08/22/2047	380	447
3.875%, 08/22/2037	300	341
3.150%, 08/22/2027	680	721
2.800%, 08/22/2024	245	253
American Honda Finance
1.950%, 05/20/2022	1,145	1,149
American Honda Finance MTN
2.050%, 01/10/2023	980	984
BMW US Capital
3.100%, 04/12/2021 (C)	780	791
1.850%, 09/15/2021 (C)(D)	100	100
Cox Communications
4.800%, 02/01/2035 (C)	890	986
3.250%, 12/15/2022 (C)	540	555
Daimler Finance North America
3.350%, 05/04/2021 (C)	1,025	1,041
2.700%, 06/14/2024 (C)	595	600
2.300%, 01/06/2020 (C)	1,520	1,520
Expedia Group
3.250%, 02/15/2030 (C)	805	775
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	201
Ford Motor
5.291%, 12/08/2046 (D)	99	94
4.750%, 01/15/2043	1,672	1,486
Ford Motor Credit
8.125%, 01/15/2020	1,450	1,453
5.875%, 08/02/2021	1,775	1,858
5.596%, 01/07/2022	3,740	3,942

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.085%, 01/07/2021	$1,000	$1,024
4.250%, 09/20/2022	1,000	1,034
4.063%, 11/01/2024	532	543
3.815%, 11/02/2027	261	253
3.813%, 10/12/2021	945	962
3.810%, 01/09/2024 (D)	300	305
3.339%, 03/28/2022 (D)	1,035	1,046
3.231%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	1,100	1,092
3.219%, 01/09/2022	625	630
2.881%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,040	1,031
2.853%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/2021	1,625	1,617
2.343%, 11/02/2020	2,770	2,765
General Motors
6.600%, 04/01/2036	670	791
6.250%, 10/02/2043	260	292
5.950%, 04/01/2049 (D)	633	702
5.400%, 04/01/2048	253	262
5.150%, 04/01/2038	240	246
4.875%, 10/02/2023 (D)	1,995	2,141
2.694%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	1,000	1,001
General Motors Financial
4.375%, 09/25/2021	180	186
4.350%, 01/17/2027	110	116
4.250%, 05/15/2023	110	116
4.200%, 11/06/2021	1,000	1,037
4.150%, 06/19/2023 (D)	83	87
3.450%, 04/10/2022	120	123
3.200%, 07/13/2020	118	119
2.450%, 11/06/2020	210	210
Hanesbrands
4.875%, 05/15/2026 (C)(D)	210	222
4.625%, 05/15/2024 (C)	30	32
Hasbro
3.000%, 11/19/2024	970	975
Home Depot
4.500%, 12/06/2048	330	408
4.250%, 04/01/2046	48	57
3.750%, 02/15/2024	66	70
Kohl’s
5.550%, 07/17/2045	910	928
Las Vegas Sands
3.200%, 08/08/2024	1,550	1,596
Lennar
5.000%, 06/15/2027	30	32
4.750%, 11/29/2027 (D)	460	496
4.500%, 04/30/2024	170	180
Lowe’s
3.650%, 04/05/2029	1,602	1,713
McDonald’s MTN
4.875%, 12/09/2045	260	314

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 03/01/2047	$240	$273
4.450%, 09/01/2048	475	544
3.800%, 04/01/2028	665	727
3.700%, 01/30/2026 (D)	140	151
3.500%, 03/01/2027	400	427
2.625%, 09/01/2029	547	548
Newell Brands
4.200%, 04/01/2026	110	115
3.850%, 04/01/2023 (D)	278	289
NVR
3.950%, 09/15/2022	700	729
QVC
5.950%, 03/15/2043	30	28
4.375%, 03/15/2023	645	666
Sands China
5.400%, 08/08/2028	320	361
5.125%, 08/08/2025 (D)	650	713
4.600%, 08/08/2023 (D)	610	644
Starbucks
4.450%, 08/15/2049	360	417
3.800%, 08/15/2025	36	39
3.750%, 12/01/2047	470	489
Time Warner Cable
7.300%, 07/01/2038	530	691
6.750%, 06/15/2039	10	13
6.550%, 05/01/2037	377	463
5.875%, 11/15/2040	130	149
5.500%, 09/01/2041	1,044	1,166
5.000%, 02/01/2020	320	321
Time Warner Entertainment
8.375%, 07/15/2033	270	379
Toll Brothers Finance
4.375%, 04/15/2023	120	125
VOC Escrow
5.000%, 02/15/2028 (C)	380	398
Volkswagen Group of America Finance
2.700%, 09/26/2022 (C)	805	814

		59,050

Consumer Staples – 2.0%
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	650	669
Altria Group
6.200%, 02/14/2059	190	226
5.950%, 02/14/2049 (D)	667	809
5.800%, 02/14/2039	630	741
4.800%, 02/14/2029	1,743	1,943
4.750%, 05/05/2021	200	207
4.400%, 02/14/2026	2,435	2,647
3.800%, 02/14/2024 (D)	290	305
3.490%, 02/14/2022	260	268
2.850%, 08/09/2022	190	194
Anheuser-Busch
4.900%, 02/01/2046	4,023	4,772
4.700%, 02/01/2036	974	1,129

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.650%, 02/01/2026	$1,135	$1,210
Anheuser-Busch InBev Finance
3.300%, 02/01/2023	740	767
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	1,060	1,448
5.550%, 01/23/2049	980	1,273
5.450%, 01/23/2039	1,375	1,730
4.900%, 01/23/2031	599	714
4.750%, 01/23/2029	200	232
4.600%, 04/15/2048	1,077	1,232
4.150%, 01/23/2025	2,025	2,207
4.000%, 04/13/2028	180	198
3.750%, 07/15/2042	230	238
2.500%, 07/15/2022 (D)	158	161
Bacardi
4.700%, 05/15/2028 (C)	1,190	1,297
BAT Capital
4.540%, 08/15/2047	3,106	3,124
4.390%, 08/15/2037	71	72
3.557%, 08/15/2027	1,886	1,926
3.222%, 08/15/2024 (D)	1,050	1,074
3.215%, 09/06/2026	1,664	1,677
2.764%, 08/15/2022	164	166
Campbell Soup
3.300%, 03/15/2021	625	634
2.394%, VAR ICE LIBOR USD 3 Month+0.500%, 03/16/2020	1,000	1,001
Conagra Brands
5.300%, 11/01/2038	325	386
Constellation Brands
4.400%, 11/15/2025	467	510
3.700%, 12/06/2026	285	303
3.600%, 02/15/2028	534	565
3.500%, 05/09/2027	243	254
3.200%, 02/15/2023	169	174
3.150%, 08/01/2029	656	663
Costco Wholesale
3.000%, 05/18/2027 (D)	612	646
2.750%, 05/18/2024 (D)	183	189
Danone
2.947%, 11/02/2026 (C)	2,902	2,965
2.589%, 11/02/2023 (C)(D)	1,370	1,392
2.077%, 11/02/2021 (C)	230	230
Diageo Capital
4.828%, 07/15/2020	1,450	1,472
Diageo Investment
2.875%, 05/11/2022 (D)	580	592
Estee Lauder
3.125%, 12/01/2049	627	627
2.375%, 12/01/2029	330	330
Hershey
2.050%, 11/15/2024	708	710
Keurig Dr Pepper
4.417%, 05/25/2025	280	306

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
7.125%, 08/01/2039 (C)	$189	$242
6.500%, 02/09/2040	265	322
5.200%, 07/15/2045	1,135	1,232
5.000%, 06/04/2042	1,705	1,822
4.875%, 02/15/2025 (C)	1,203	1,236
4.875%, 10/01/2049 (C)(D)	2,065	2,180
4.375%, 06/01/2046	2,860	2,819
3.950%, 07/15/2025	130	138
3.750%, 04/01/2030 (C)	645	665
3.000%, 06/01/2026	410	410
2.800%, 07/02/2020	135	135
Kroger
5.400%, 01/15/2049 (D)	1,185	1,448
Lamb Weston Holdings
4.625%, 11/01/2024 (C)	70	74
Land O’ Lakes
6.000%, 11/15/2022 (C)(D)	1,020	1,082
Mars
3.200%, 04/01/2030 (C)(D)	210	222
2.700%, 04/01/2025 (C)	370	379
Molson Coors Brewing
3.500%, 05/01/2022	100	103
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (C)	2,970	2,970
Nestle Holdings
3.500%, 09/24/2025 (C)	450	483
3.350%, 09/24/2023 (C)	440	460
PepsiCo
4.250%, 10/22/2044	100	117
4.000%, 03/05/2042	160	182
3.100%, 07/17/2022	59	61
3.000%, 08/25/2021	31	32
Pernod Ricard
4.450%, 01/15/2022 (C)	550	575
Philip Morris International
4.500%, 03/20/2042 (D)	130	148
2.900%, 11/15/2021 (D)	370	376
2.875%, 05/01/2024	1,780	1,832
2.500%, 08/22/2022	590	598
2.500%, 11/02/2022	680	690
2.000%, 02/21/2020	685	685
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,860	1,897
Reynolds American
8.125%, 05/01/2040	570	772
5.850%, 08/15/2045	3,289	3,775
3.250%, 06/12/2020	216	217
Sysco
3.550%, 03/15/2025	575	612
Unilever Capital
2.600%, 05/05/2024	490	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
4.800%, 11/18/2044 (D)	$1,100	$1,115
3.450%, 06/01/2026	1,590	1,618
3.300%, 11/18/2021	912	929
Walmart
4.050%, 06/29/2048	8	9
3.950%, 06/28/2038	783	907
3.700%, 06/26/2028	2,957	3,258
3.550%, 06/26/2025	719	772
3.400%, 06/26/2023	223	235
3.300%, 04/22/2024	60	63
3.050%, 07/08/2026	610	643
2.950%, 09/24/2049	597	595
2.375%, 09/24/2029	477	478

		90,719

Energy – 3.2%
Apache
5.250%, 02/01/2042	50	52
5.100%, 09/01/2040	285	290
4.750%, 04/15/2043	300	290
4.375%, 10/15/2028 (D)	310	324
4.250%, 01/15/2044	890	821
3.250%, 04/15/2022	86	88
BG Energy Capital
4.000%, 10/15/2021 (C)	1,485	1,534
Blue Racer Midstream
6.125%, 11/15/2022 (C)	230	225
BP Capital Markets
3.561%, 11/01/2021	50	52
3.535%, 11/04/2024 (D)	100	106
3.506%, 03/17/2025 (D)	520	554
BP Capital Markets America
3.937%, 09/21/2028	729	806
3.796%, 09/21/2025	676	732
3.410%, 02/11/2026 (D)	1,110	1,183
3.245%, 05/06/2022 (D)	250	258
3.216%, 11/28/2023 (D)	2,075	2,162
3.119%, 05/04/2026	230	240
Cameron LNG
3.302%, 01/15/2035 (C)	320	323
2.902%, 07/15/2031 (C)	180	181
Canadian Natural Resources
6.450%, 06/30/2033	50	64
3.900%, 02/01/2025	230	245
Cenovus Energy
6.750%, 11/15/2039	865	1,102
4.250%, 04/15/2027 (D)	1,260	1,335
Chevron
3.191%, 06/24/2023	22	23
2.895%, 03/03/2024	1,545	1,602
2.355%, 12/05/2022 (D)	15	15
Cimarex Energy
4.375%, 06/01/2024	210	222
4.375%, 03/15/2029 (D)	1,230	1,305

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 05/15/2027	$720	$747
CNOOC Finance 2015 USA
4.375%, 05/02/2028	360	399
CNOOC Nexen Finance
4.250%, 04/30/2024	200	214
3.500%, 05/05/2025	780	815
Concho Resources
4.375%, 01/15/2025	170	176
4.300%, 08/15/2028	610	665
3.750%, 10/01/2027	460	484
Conoco Funding
7.250%, 10/15/2031	180	257
ConocoPhillips
5.900%, 10/15/2032	10	13
5.900%, 05/15/2038	420	573
4.150%, 11/15/2034	280	314
Continental Resources
4.500%, 04/15/2023	350	366
4.375%, 01/15/2028	730	776
3.800%, 06/01/2024	250	258
DCP Midstream Operating
6.450%, 11/03/2036 (C)	110	115
Devon Energy
7.875%, 09/30/2031	660	920
5.600%, 07/15/2041	1,045	1,271
5.000%, 06/15/2045	922	1,070
4.750%, 05/15/2042	37	41
Diamondback Energy
5.375%, 05/31/2025	110	115
3.500%, 12/01/2029	1,020	1,038
Ecopetrol
5.875%, 05/28/2045	1,500	1,768
4.125%, 01/16/2025	203	213
Enbridge
3.125%, 11/15/2029	1,104	1,118
2.900%, 07/15/2022	722	735
2.500%, 01/15/2025	1,793	1,803
Encana
6.625%, 08/15/2037	315	382
6.500%, 02/01/2038	348	411
Energy Transfer Operating
8.250%, 11/15/2029	1,990	2,617
6.500%, 02/01/2042	45	53
6.250%, 04/15/2049	214	258
6.125%, 12/15/2045	371	430
5.875%, 01/15/2024	650	720
5.500%, 06/01/2027	546	614
5.300%, 04/15/2047	409	437
5.250%, 04/15/2029	1,035	1,163
5.150%, 03/15/2045	14	15
4.950%, 06/15/2028	110	121
4.500%, 04/15/2024	605	644
Energy Transfer Partners
4.500%, 11/01/2023 (D)	690	731

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eni
4.000%, 09/12/2023 (C)	$1,940	$2,047
Enterprise Products Operating
7.550%, 04/15/2038	40	58
5.700%, 02/15/2042 (D)	40	52
4.850%, 03/15/2044	30	35
4.800%, 02/01/2049	60	70
4.200%, 01/31/2050 (D)	1,661	1,783
4.150%, 10/16/2028	1,605	1,777
3.125%, 07/31/2029	639	657
EOG Resources
4.150%, 01/15/2026 (D)	320	352
EQM Midstream Partners
5.500%, 07/15/2028	80	79
Equinor
3.700%, 03/01/2024	565	602
3.250%, 11/18/2049	494	498
Equities
3.900%, 10/01/2027 (D)	355	330
Exxon Mobil
4.114%, 03/01/2046	533	626
3.043%, 03/01/2026	660	692
2.397%, 03/06/2022 (D)	100	101
Halliburton
5.000%, 11/15/2045	80	91
4.850%, 11/15/2035	60	68
3.800%, 11/15/2025 (D)	730	779
3.500%, 08/01/2023	50	52
Hess
7.125%, 03/15/2033	123	155
6.000%, 01/15/2040	1,381	1,632
5.800%, 04/01/2047	1,262	1,546
5.600%, 02/15/2041	39	46
3.500%, 07/15/2024	148	151
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	340	406
Kinder Morgan
5.550%, 06/01/2045	300	357
5.300%, 12/01/2034	500	589
5.200%, 03/01/2048	640	743
5.050%, 02/15/2046 (D)	190	213
4.300%, 06/01/2025 (D)	510	553
4.300%, 03/01/2028	200	218
3.150%, 01/15/2023	193	198
Kinder Morgan Energy Partners
7.300%, 08/15/2033	53	71
5.500%, 03/01/2044 (D)	415	483
3.500%, 03/01/2021	190	193
Marathon Petroleum
4.750%, 12/15/2023	278	302
4.500%, 04/01/2048	331	352
3.625%, 09/15/2024	914	960
MPLX
5.500%, 02/15/2049	845	960

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.200%, 12/01/2047 (C)	$485	$517
4.875%, 12/01/2024	320	348
4.800%, 02/15/2029	657	721
4.700%, 04/15/2048	430	438
4.500%, 04/15/2038	520	529
4.250%, 12/01/2027 (C)	327	344
National Oilwell Varco
3.600%, 12/01/2029	1,754	1,759
2.600%, 12/01/2022	352	356
Noble Energy
5.250%, 11/15/2043	260	293
5.050%, 11/15/2044	516	574
4.950%, 08/15/2047	748	831
4.200%, 10/15/2049	260	264
3.250%, 10/15/2029 (D)	607	615
Northwest Pipeline
4.000%, 04/01/2027	219	233
Oasis Petroleum
6.875%, 03/15/2022 (D)	40	39
6.875%, 01/15/2023 (D)	40	39
Occidental Petroleum
7.875%, 09/15/2031 (D)	610	818
7.500%, 05/01/2031	1,047	1,362
6.950%, 07/01/2024 (D)	298	351
6.600%, 03/15/2046	360	464
6.450%, 09/15/2036	595	731
5.550%, 03/15/2026	220	249
4.850%, 03/15/2021	226	233
4.625%, 06/15/2045	280	290
4.500%, 07/15/2044	525	530
4.400%, 04/15/2046 (D)	140	142
4.200%, 03/15/2048 (D)	170	169
4.100%, 02/15/2047	580	564
3.500%, 06/15/2025	45	46
3.500%, 08/15/2029	480	490
3.400%, 04/15/2026 (D)	270	277
3.200%, 08/15/2026	225	228
3.125%, 02/15/2022	330	336
3.000%, 02/15/2027 (D)	350	351
2.900%, 08/15/2024	1,635	1,662
2.700%, 08/15/2022	460	465
2.700%, 02/15/2023 (D)	129	130
2.600%, 08/13/2021 (D)	320	322
Pertamina Persero
6.000%, 05/03/2042 (C)	300	365
Petrobras Global Finance BV
7.375%, 01/17/2027 (D)	310	378
6.900%, 03/19/2049	1,550	1,818
6.850%, 06/05/2115	820	937
6.250%, 03/17/2024	1,394	1,563
6.125%, 01/17/2022	45	48
5.750%, 02/01/2029 (D)	300	338
5.299%, 01/27/2025	1,278	1,394

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petroleos Mexicanos
7.690%, 01/23/2050 (C)(D)	$1,040	$1,135
6.625%, 06/15/2035	1,797	1,841
6.500%, 03/13/2027	348	369
6.500%, 01/23/2029 (C)(D)	552	581
6.375%, 01/23/2045	990	954
6.350%, 02/12/2048	1,878	1,812
5.625%, 01/23/2046 (D)	480	429
5.500%, 06/27/2044	120	108
4.875%, 01/18/2024	32	33
2.460%, 12/15/2025	1,199	1,186
2.378%, 04/15/2025	558	564
Petroleos Mexicanos MTN
6.875%, 08/04/2026	1,415	1,555
6.750%, 09/21/2047	3,297	3,303
Plains All American Pipeline
4.900%, 02/15/2045	637	635
4.650%, 10/15/2025	1,485	1,591
3.550%, 12/15/2029	1,079	1,064
2.850%, 01/31/2023	250	253
QEP Resources
6.875%, 03/01/2021	130	135
Range Resources
5.875%, 07/01/2022	10	10
5.000%, 03/15/2023 (D)	430	395
4.875%, 05/15/2025 (D)	120	103
Rockies Express Pipeline
6.875%, 04/15/2040 (C)	830	863
4.950%, 07/15/2029 (C)	2,235	2,229
Ruby Pipeline
6.500%, 04/01/2022 (C)(D)	1,286	1,330
Sabine Pass Liquefaction
5.750%, 05/15/2024	2,280	2,544
5.625%, 03/01/2025 (D)	1,200	1,352
5.000%, 03/15/2027	570	627
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (C)	970	985
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	679	690
Schlumberger Holdings
3.900%, 05/17/2028 (C)	475	506
Schlumberger Investment
3.650%, 12/01/2023 (D)	61	65
3.300%, 09/14/2021 (C)	47	48
Shell International Finance BV
4.550%, 08/12/2043 (D)	280	342
4.375%, 03/25/2020	830	834
4.375%, 05/11/2045	470	561
4.125%, 05/11/2035 (D)	1,761	2,061
3.125%, 11/07/2049	500	494
2.875%, 05/10/2026 (D)	900	934
2.125%, 05/11/2020	56	56
2.000%, 11/07/2024	1,353	1,349

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	$1,240	$1,338
Southern Natural Gas
8.000%, 03/01/2032	170	247
Spectra Energy Partners
5.950%, 09/25/2043	30	38
3.500%, 03/15/2025	815	853
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	643	699
5.350%, 05/15/2045	45	49
5.300%, 04/01/2044	625	665
3.900%, 07/15/2026	750	779
Targa Resources Partners
5.500%, 03/01/2030 (C)	130	134
TC PipeLines
3.900%, 05/25/2027	2,400	2,509
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,592
Total Capital International
2.829%, 01/10/2030	625	642
TransCanada PipeLines
4.875%, 05/15/2048	251	297
4.625%, 03/01/2034	1,185	1,352
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	76
Western Midstream Operating
5.500%, 08/15/2048	408	359
5.375%, 06/01/2021	25	26
5.300%, 03/01/2048	162	141
4.650%, 07/01/2026 (D)	40	41
4.000%, 07/01/2022	35	36
Williams
7.875%, 09/01/2021 (D)	735	802
7.750%, 06/15/2031 (D)	841	1,122
7.500%, 01/15/2031 (D)	100	131
5.750%, 06/24/2044	51	60
5.400%, 03/04/2044 (D)	84	95
5.250%, 03/15/2020	230	231
4.500%, 11/15/2023 (D)	45	48
3.900%, 01/15/2025	996	1,049
3.750%, 06/15/2027	494	515
WPX Energy
8.250%, 08/01/2023	50	58
6.000%, 01/15/2022	10	10

		138,742

Financials – 8.0%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	392
Ambac Assurance
5.100%, 06/07/2020 (C)	8	12
Ambac LSNI
6.945%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (C)	36	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express
3.700%, 08/03/2023	$381	$400
3.400%, 02/27/2023	414	430
2.500%, 08/01/2022	1,825	1,847
American Express Credit MTN
2.375%, 05/26/2020	554	555
American International Group
6.250%, 05/01/2036	100	134
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	1,220	1,330
4.750%, 04/01/2048 (D)	130	157
4.500%, 07/16/2044	288	332
4.250%, 03/15/2029	340	378
4.200%, 04/01/2028	650	715
4.125%, 02/15/2024	107	115
3.900%, 04/01/2026 (D)	850	913
3.875%, 01/15/2035	30	32
Aon
6.250%, 09/30/2040	19	26
3.500%, 06/14/2024	65	68
Apollo Management Holdings
5.000%, 03/15/2048 (C)	905	1,034
4.400%, 05/27/2026 (C)	530	571
Athene Global Funding
3.000%, 07/01/2022 (C)	791	805
2.950%, 11/12/2026 (C)	1,980	1,978
Athene Holding
4.125%, 01/12/2028	820	849
AXA Equitable Holdings
3.900%, 04/20/2023	770	807
Banco Santander
4.379%, 04/12/2028 (D)	1,000	1,095
3.848%, 04/12/2023	600	626
3.306%, 06/27/2029 (D)	600	618
3.121%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	403
2.706%, 06/27/2024	1,000	1,014
Bank of America
6.100%, VAR ICE LIBOR USD 3 Month+3.898%, 09/17/2168	30	33
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	3,380	3,549
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	5,660	5,792
Bank of America MTN
5.000%, 01/21/2044	830	1,083
4.450%, 03/03/2026	847	930
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,094	1,319
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	1,746	1,941
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	179	206
4.200%, 08/26/2024 (D)	1,530	1,643

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.183%, 11/25/2027	$981	$1,064
4.125%, 01/22/2024	290	312
4.100%, 07/24/2023	340	363
4.000%, 04/01/2024	1,309	1,402
4.000%, 01/22/2025	2,033	2,169
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	1,900	2,086
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	1,751	1,843
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	563
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	1,364	1,446
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/2027	785	830
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	860	892
3.500%, 04/19/2026	780	830
3.300%, 01/11/2023 (D)	1,995	2,063
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	240	248
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,352	1,378
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	3,800	3,922
2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/2030	265	267
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	3,785	3,810
2.250%, 04/21/2020	100	100
Bank of New York Mellon
3.550%, 09/23/2021 (D)	34	35
3.400%, 05/15/2024	1,945	2,051
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	40
3.250%, 09/11/2024	100	105
2.100%, 10/24/2024	900	901
Bank of Nova Scotia
3.125%, 04/20/2021	970	985
2.000%, 11/15/2022	970	972
1.850%, 04/14/2020	160	160
Banque Federative du Credit Mutuel
2.375%, 11/21/2024 (C)	847	847
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030 (D)	2,463	2,746
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	520	587
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	700	738
BBVA USA
3.875%, 04/10/2025	430	452

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway
3.750%, 08/15/2021	$450	$465
Berkshire Hathaway Finance
4.250%, 01/15/2049	870	1,032
BGC Partners
3.750%, 10/01/2024	1,015	1,013
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)(D)	900	1,059
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)(D)	1,770	1,918
4.625%, 03/13/2027 (C)	200	219
4.400%, 08/14/2028 (C)	1,447	1,608
3.375%, 01/09/2025 (C)	290	301
2.819%, VAR ICE LIBOR USD 3 Month+1.111%, 11/19/2025 (C)	2,616	2,647
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)(D)	400	432
3.500%, 03/01/2023 (C)	464	480
BPCE
5.150%, 07/21/2024 (C)	410	450
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	1,330	1,396
Cantor Fitzgerald
4.875%, 05/01/2024 (C)	565	603
Charles Schwab
3.250%, 05/22/2029	1,519	1,608
Chubb INA Holdings
3.350%, 05/03/2026 (D)	200	212
3.150%, 03/15/2025	74	78
2.875%, 11/03/2022 (D)	39	40
2.300%, 11/03/2020	210	211
Citadel
4.875%, 01/15/2027 (C)(D)	660	695
Citibank
2.499%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	2,405	2,414
2.100%, 06/12/2020	1,605	1,606
Citigroup
8.125%, 07/15/2039	1,569	2,619
6.675%, 09/13/2043	70	102
6.625%, 06/15/2032 (D)	100	135
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 11/15/2168	410	444
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 11/15/2168	1,160	1,266
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 07/30/2168	360	381
5.500%, 09/13/2025 (D)	950	1,086
5.300%, 05/06/2044	225	287
4.750%, 05/18/2046	100	120
4.650%, 07/30/2045	903	1,119
4.650%, 07/23/2048	1,080	1,351

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 01/14/2022 (D)	$380	$399
4.450%, 09/29/2027	1,625	1,790
4.400%, 06/10/2025	1,080	1,174
4.300%, 11/20/2026 (D)	240	261
4.125%, 07/25/2028	210	229
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	81	89
4.050%, 07/30/2022	70	73
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	2,531	2,771
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	59	65
3.700%, 01/12/2026	1,500	1,600
3.500%, 05/15/2023 (D)	630	656
3.400%, 05/01/2026	260	273
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	990	1,031
3.300%, 04/27/2025	120	126
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	1,935	1,973
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	989	1,004
CME Group
3.000%, 03/15/2025	51	53
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (C)	284	285
3.610%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.050%, 09/12/2034 (C)	712	716
Cooperatieve Rabobank UA
5.250%, 08/04/2045	310	397
4.625%, 12/01/2023	1,630	1,767
4.375%, 08/04/2025	2,150	2,333
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	730	731
3.875%, 02/08/2022 (D)	30	31
Credit Agricole
2.375%, 01/22/2025 (C)	1,300	1,299
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr+1.644%, 01/10/2033 (C)	250	264
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)(D)	1,085	1,148
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (C)	1,860	1,865
Danske Bank
5.375%, 01/12/2024 (C)(D)	650	712
5.000%, 01/12/2022 (C)	990	1,040
3.875%, 09/12/2023 (C)	200	208
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	1,768	1,789

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (C)	$2,172	$2,191
Danske Bank MTN
4.375%, 06/12/2028 (C)	200	214
Discover Bank
4.650%, 09/13/2028	380	428
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,396
7.050%, 07/15/2028 (C)	1,000	1,224
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	1,650	1,949
Fifth Third Bancorp
3.650%, 01/25/2024	660	697
Fifth Third Bank
3.950%, 07/28/2025	339	369
2.875%, 10/01/2021	730	741
First Union Capital II
7.950%, 11/15/2029	495	674
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 12/03/2168	10	9
Goldman Sachs Group
6.750%, 10/01/2037	30	42
6.250%, 02/01/2041	1,050	1,468
5.750%, 01/24/2022 (D)	110	118
5.250%, 07/27/2021	740	777
5.150%, 05/22/2045	960	1,180
4.750%, 10/21/2045 (D)	920	1,123
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	270	308
4.250%, 10/21/2025 (D)	1,120	1,217
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	1,300	1,433
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	1,330	1,427
3.750%, 02/25/2026	560	593
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	380	404
3.500%, 11/16/2026	900	947
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	5,071	5,250
3.200%, 02/23/2023	470	483
2.750%, 09/15/2020	35	35
Goldman Sachs Group MTN
6.000%, 06/15/2020	1,050	1,068
5.375%, 03/15/2020	2,530	2,547
4.000%, 03/03/2024	1,090	1,162
3.850%, 07/08/2024 (D)	330	349
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	880	896
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	935	936

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Bank
7.650%, 05/01/2025	$500	$605
4.750%, 01/19/2021 (C)	1,760	1,809
4.125%, 08/12/2020 (C)	100	101
HSBC Bank USA
7.000%, 01/15/2039	275	402
HSBC Holdings
4.875%, 01/14/2022	100	106
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	3,345	3,740
4.375%, 11/23/2026	345	373
4.300%, 03/08/2026	1,710	1,862
4.250%, 03/14/2024	510	541
4.250%, 08/18/2025	760	813
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	314	336
4.000%, 03/30/2022	536	559
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	1,892	2,040
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	610	642
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	944	991
3.400%, 03/08/2021	1,910	1,941
2.650%, 01/05/2022	200	202
2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/2025	1,278	1,283
HSBC USA
2.350%, 03/05/2020	100	100
ILFC E-Capital Trust II
4.150%, 12/21/2065 (C)	400	324
ING Bank
5.800%, 09/25/2023 (C)	1,045	1,160
Intercontinental Exchange
4.000%, 10/15/2023 (D)	65	69
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	440	447
3.125%, 07/14/2022 (C)(D)	600	608
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	2,320	2,438
John Deere Capital
1.700%, 01/15/2020	160	160
JPMorgan Chase
8.750%, 09/01/2030	970	1,415
4.950%, 06/01/2045	180	229
4.500%, 01/24/2022	840	882
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029 (D)	650	740
4.400%, 07/22/2020	210	213
4.350%, 08/15/2021	160	166
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	84	99
4.250%, 10/15/2020	330	336
4.250%, 10/01/2027	720	797

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	$800	$893
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	645	737
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	4,882	5,207
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	446	490
3.900%, 07/15/2025	740	799
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	628	707
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	834	923
3.875%, 09/10/2024 (D)	1,540	1,649
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	171	180
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/2030	172	185
3.625%, 05/13/2024	230	244
3.625%, 12/01/2027	230	243
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	341	355
3.250%, 09/23/2022	285	295
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	197	204
3.200%, 01/25/2023	100	103
2.950%, 10/01/2026	1,005	1,036
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	1,600	1,625
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	2,404	2,404
2.700%, 05/18/2023	1,180	1,202
2.460%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	1,470	1,375
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	2,725	2,722
KeyCorp MTN
2.550%, 10/01/2029	1,301	1,272
KKR Group Finance II
5.500%, 02/01/2043 (C)	80	98
KKR Group Finance III
5.125%, 06/01/2044 (C)	535	634
Liberty Mutual Group
4.569%, 02/01/2029 (C)	948	1,059
3.951%, 10/15/2050 (C)	75	78
Lincoln National
3.050%, 01/15/2030	1,135	1,139
Lloyds Banking Group
4.375%, 03/22/2028	925	1,020
4.344%, 01/09/2048	200	216
4.050%, 08/16/2023	200	212
3.900%, 03/12/2024	425	449

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.100%, 07/06/2021	$490	$498
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023 (D)	2,915	2,959
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	1,875	1,901
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	310
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (C)	88	85
MassMutual Global Funding II
2.250%, 07/01/2022 (C)	1,268	1,278
MDGH - GMTN BV MTN
2.875%, 11/07/2029 (C)	796	803
Mercury General
4.400%, 03/15/2027	575	605
MetLife
6.400%, 12/15/2036	420	515
5.700%, 06/15/2035	15	20
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	1,068
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,955	2,099
2.400%, 01/08/2021 (C)	890	894
Mitsubishi UFJ Financial Group
3.195%, 07/18/2029	790	819
2.998%, 02/22/2022 (D)	230	234
Mizuho Financial Group
3.153%, VAR ICE LIBOR USD 3 Month+1.130%, 07/16/2030	539	551
2.721%, VAR ICE LIBOR USD 3 Month+0.840%, 07/16/2023	895	906
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	320	377
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030 (D)	340	385
4.100%, 05/22/2023	135	143
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	284	316
3.875%, 04/29/2024	1,685	1,791
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029 (D)	1,080	1,163
3.750%, 02/25/2023	1,530	1,602
3.125%, 01/23/2023	1,120	1,151
3.125%, 07/27/2026	190	196
2.750%, 05/19/2022	1	1
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	980	992
2.625%, 11/17/2021	4,152	4,202
2.500%, 04/21/2021	280	282
MUFG Bank
4.100%, 09/09/2023 (C)	200	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)(D)	$1,428	$1,515
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (C)	830	854
Nationwide Financial Services
3.900%, 11/30/2049 (C)	834	869
Nationwide Mutual Insurance
4.184%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	3,735	3,730
New York Life Global Funding
2.875%, 04/10/2024 (C)	1,045	1,078
New York Life Insurance
6.750%, 11/15/2039 (C)	390	572
Nordea Bank Abp
4.875%, 05/13/2021 (C)	250	259
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	1,266	1,270
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	100	110
5.250%, 08/15/2022 (C)(D)	1,240	1,321
4.500%, 03/15/2023 (C)	1,540	1,612
Pipeline Funding
7.500%, 01/15/2030 (C)	419	513
Prudential Financial MTN
5.625%, 05/12/2041	10	13
4.350%, 02/25/2050	586	675
3.700%, 03/13/2051	214	225
Raymond James Financial
4.950%, 07/15/2046 (D)	650	760
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	160	160
Royal Bank of Canada
1.875%, 02/05/2020	180	180
Royal Bank of Canada MTN
3.200%, 04/30/2021	480	489
2.250%, 11/01/2024	1,488	1,494
2.150%, 10/26/2020	420	421
Royal Bank of Scotland Group
6.125%, 12/15/2022	390	427
6.100%, 06/10/2023	550	606
6.000%, 12/19/2023	860	956
5.125%, 05/28/2024 (D)	490	531
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	200	226
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024 (D)	830	882
4.445%, VAR ICE LIBOR USD 3 Month+1.871%, 05/08/2030	253	279
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	220	234
3.875%, 09/12/2023	720	755

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander Holdings USA
4.500%, 07/17/2025	$80	$86
4.450%, 12/03/2021	1,325	1,378
Santander UK
5.000%, 11/07/2023 (C)	260	280
2.375%, 03/16/2020	260	260
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024 (D)	750	810
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/2024	760	779
2.875%, 08/05/2021	3,255	3,285
Societe Generale
2.625%, 10/16/2024 (C)	995	995
State Street
3.300%, 12/16/2024 (D)	70	74
2.354%, VAR United States Secured Overnight Financing Rate+0.940%, 11/01/2025	1,289	1,294
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029 (D)	1,749	1,785
2.696%, 07/16/2024 (D)	1,719	1,743
2.058%, 07/14/2021	340	340
Svenska Handelsbanken MTN
3.350%, 05/24/2021	500	510
Synchrony Financial
2.850%, 07/25/2022	435	440
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	124	180
4.900%, 09/15/2044 (C)	240	295
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	590	602
1.900%, 12/01/2022	780	781
Truist Bank
4.050%, 11/03/2025	535	588
2.150%, 12/06/2024	1,321	1,319
Truist Financial MTN
3.875%, 03/19/2029	850	922
2.500%, 08/01/2024	2,055	2,082
2.200%, 03/16/2023	2,530	2,547
Trust F
6.390%, 01/15/2050 (C)	277	298
UBS MTN
4.500%, 06/26/2048 (C)	200	251
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2168 (C)	1,640	1,792
4.253%, 03/23/2028 (C)	930	1,016
4.125%, 09/24/2025 (C)	200	218
3.491%, 05/23/2023 (C)	1,650	1,698
3.126%, VAR ICE LIBOR USD 3 Month+1.468%, 08/13/2030 (C)	928	944
2.650%, 02/01/2022 (C)(D)	385	389

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UniCredit MTN
6.572%, 01/14/2022 (C)	$1,350	$1,450
US Bancorp
2.400%, 07/30/2024	2,210	2,241
US Bancorp MTN
2.950%, 07/15/2022	25	25
US Bank
3.150%, 04/26/2021	550	559
Validus Holdings
8.875%, 01/26/2040	905	1,464
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 03/15/2168 (D)	2,790	2,811
WEA Finance
4.750%, 09/17/2044 (C)	230	268
3.750%, 09/17/2024 (C)	990	1,042
Wells Fargo
5.375%, 11/02/2043	400	514
3.000%, 10/23/2026	1,030	1,056
2.100%, 07/26/2021	1,945	1,948
Wells Fargo MTN
4.900%, 11/17/2045	909	1,112
4.750%, 12/07/2046	1,075	1,291
4.650%, 11/04/2044	261	307
4.600%, 04/01/2021	160	165
4.400%, 06/14/2046	1,370	1,563
4.300%, 07/22/2027	2,310	2,531
4.150%, 01/24/2029 (D)	1,720	1,916
4.125%, 08/15/2023 (D)	900	956
3.750%, 01/24/2024	250	264
3.500%, 03/08/2022 (D)	430	444
3.450%, 02/13/2023	660	684
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	1,550	1,608
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	200	201
2.625%, 07/22/2022	2,160	2,192
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	1,005	1,006
2.150%, 01/30/2020	70	70
Wells Fargo Bank
3.625%, 10/22/2021	1,930	1,986
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022	6,211	6,221
Westpac Banking
4.110%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000%, 07/24/2034	410	430
2.600%, 11/23/2020	500	502
2.300%, 05/26/2020	50	50

		340,096

Health Care – 3.7%
Abbott Laboratories
4.900%, 11/30/2046	1,216	1,598

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 11/30/2036	$260	$326
3.750%, 11/30/2026 (D)	915	1,000
3.400%, 11/30/2023	2,312	2,431
AbbVie
4.875%, 11/14/2048 (D)	300	347
4.500%, 05/14/2035	715	806
4.450%, 05/14/2046	562	602
4.400%, 11/06/2042	1,500	1,612
4.250%, 11/14/2028	490	542
4.250%, 11/21/2049 (C)(D)	4,932	5,237
4.050%, 11/21/2039 (C)	206	217
3.600%, 05/14/2025 (D)	770	813
3.200%, 11/06/2022	44	45
3.200%, 11/21/2029 (C)	2,176	2,214
2.950%, 11/21/2026 (C)	758	772
2.900%, 11/06/2022 (D)	10	10
2.600%, 11/21/2024 (C)	3,855	3,886
2.500%, 05/14/2020	1,294	1,296
2.300%, 11/21/2022 (C)(D)	4,991	5,016
Aetna
3.875%, 08/15/2047	364	370
2.800%, 06/15/2023	2,650	2,693
Allergan Finance
4.625%, 10/01/2042	38	40
3.250%, 10/01/2022	513	524
Allergan Funding SCS
3.850%, 06/15/2024 (D)	500	525
3.800%, 03/15/2025	1,860	1,955
3.450%, 03/15/2022	370	378
Allergan Sales
5.000%, 12/15/2021 (C)	535	560
Amgen
5.150%, 11/15/2041	660	799
4.663%, 06/15/2051	646	761
4.400%, 05/01/2045	1,812	2,031
3.625%, 05/22/2024	130	137
2.125%, 05/01/2020	110	110
Anthem
4.625%, 05/15/2042	41	46
3.650%, 12/01/2027	220	233
3.500%, 08/15/2024	590	619
3.350%, 12/01/2024 (D)	1,425	1,487
3.125%, 05/15/2022	468	480
2.950%, 12/01/2022 (D)	661	676
AstraZeneca
3.500%, 08/17/2023	805	842
Baxalta
3.600%, 06/23/2022	546	561
Bayer US Finance
3.375%, 10/08/2024 (C)	2,300	2,371
Bayer US Finance II
4.875%, 06/25/2048 (C)	1,960	2,247
4.700%, 07/15/2064 (C)	210	203
4.625%, 06/25/2038 (C)	420	457

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 12/15/2028 (C)(D)	$4,035	$4,405
3.500%, 06/25/2021 (C)	630	641
Becton Dickinson
4.685%, 12/15/2044	722	845
3.734%, 12/15/2024 (D)	1,949	2,066
3.700%, 06/06/2027	493	525
3.363%, 06/06/2024 (D)	2,052	2,137
3.250%, 11/12/2020	600	606
2.836%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	726	726
2.404%, 06/05/2020	1,408	1,410
Biogen
3.625%, 09/15/2022	430	448
Boston Scientific
4.700%, 03/01/2049	634	772
4.000%, 03/01/2029	744	823
3.750%, 03/01/2026	557	597
Bristol-Myers Squibb
5.250%, 08/15/2043 (C)	40	52
5.000%, 08/15/2045 (C)	230	295
4.550%, 02/20/2048 (C)	166	203
4.350%, 11/15/2047 (C)	220	263
4.250%, 10/26/2049 (C)(D)	610	724
4.125%, 06/15/2039 (C)	85	98
3.900%, 02/20/2028 (C)	813	896
3.875%, 08/15/2025 (C)	430	465
3.550%, 08/15/2022 (C)	360	374
3.400%, 07/26/2029 (C)	1,260	1,348
3.200%, 06/15/2026 (C)	1,474	1,549
2.900%, 07/26/2024 (C)	2,393	2,471
2.875%, 02/19/2021 (C)	420	425
2.750%, 02/15/2023 (C)	1,526	1,555
2.600%, 05/16/2022 (C)	2,023	2,057
2.250%, 08/15/2021 (C)(D)	420	423
Cigna
4.900%, 12/15/2048	1,934	2,310
4.800%, 08/15/2038	75	87
4.375%, 10/15/2028	730	809
4.125%, 11/15/2025 (D)	290	315
3.750%, 07/15/2023 (D)	1,954	2,049
3.400%, 09/17/2021	1,145	1,172
3.400%, 03/01/2027 (C)	844	877
3.200%, 09/17/2020	320	323
3.050%, 10/15/2027 (C)	1,745	1,770
CommonSpirit Health
4.350%, 11/01/2042	110	113
CVS Health
5.125%, 07/20/2045	1,611	1,911
5.050%, 03/25/2048	4,294	5,088
4.780%, 03/25/2038	1,608	1,828
4.300%, 03/25/2028	3,690	4,031
4.100%, 03/25/2025 (D)	1,298	1,394
4.000%, 12/05/2023	506	535
3.875%, 07/20/2025 (D)	515	549

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 03/09/2023	$1,727	$1,800
3.500%, 07/20/2022	160	165
3.350%, 03/09/2021	112	114
3.250%, 08/15/2029	830	844
3.000%, 08/15/2026	376	384
2.750%, 12/01/2022	510	518
2.625%, 08/15/2024	1,447	1,459
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	75	88
Danaher
3.350%, 09/15/2025	700	745
DH Europe Finance II Sarl
3.400%, 11/15/2049 (D)	708	721
2.600%, 11/15/2029	374	373
2.200%, 11/15/2024	949	950
2.050%, 11/15/2022	555	556
EMD Finance
2.400%, 03/19/2020 (C)	1,425	1,425
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	170	182
Gilead Sciences
5.650%, 12/01/2041	35	46
4.750%, 03/01/2046	380	457
4.500%, 02/01/2045	10	12
3.700%, 04/01/2024	410	435
3.650%, 03/01/2026 (D)	803	865
3.250%, 09/01/2022	670	692
2.550%, 09/01/2020	130	130
GlaxoSmithKline Capital
2.850%, 05/08/2022	30	31
HCA
5.625%, 09/01/2028	50	57
5.500%, 06/15/2047	60	69
5.250%, 04/15/2025	820	917
5.250%, 06/15/2026	30	34
5.250%, 06/15/2049	2,150	2,403
5.125%, 06/15/2039	760	838
5.000%, 03/15/2024 (D)	1,100	1,202
4.500%, 02/15/2027	20	22
Humana
4.950%, 10/01/2044	60	71
4.800%, 03/15/2047	30	35
4.625%, 12/01/2042	170	192
3.950%, 03/15/2027	70	75
3.850%, 10/01/2024	1,470	1,563
3.150%, 12/01/2022	560	575
2.900%, 12/15/2022	750	764
2.500%, 12/15/2020	1,015	1,019
Johnson & Johnson
3.700%, 03/01/2046 (D)	170	192
3.625%, 03/03/2037	260	287
3.500%, 01/15/2048 (D)	92	101
3.400%, 01/15/2038	173	186
2.625%, 01/15/2025	86	88

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
4.625%, 03/15/2045	$9	$11
3.500%, 03/15/2025 (D)	343	368
Merck
4.000%, 03/07/2049	217	255
3.700%, 02/10/2045	241	267
3.400%, 03/07/2029	602	652
2.400%, 09/15/2022	29	29
Mylan
3.950%, 06/15/2026	620	646
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	747
Pfizer
4.100%, 09/15/2038	192	220
4.000%, 12/15/2036	815	924
3.000%, 12/15/2026	175	184
2.800%, 03/11/2022	334	341
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	1,700	1,717
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,092
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	1,740	1,773
Takeda Pharmaceutical
4.400%, 11/26/2023	1,580	1,697
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	720	705
2.950%, 12/18/2022	40	38
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	120	118
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025 (C)	600	616
2.800%, 07/21/2023 (D)	470	436
2.200%, 07/21/2021	950	920
UnitedHealth Group
5.800%, 03/15/2036	280	372
4.750%, 07/15/2045	1,150	1,416
4.625%, 07/15/2035	523	635
4.250%, 04/15/2047	450	521
3.875%, 10/15/2020	710	717
3.875%, 12/15/2028	170	188
3.875%, 08/15/2059 (D)	736	795
3.750%, 07/15/2025	70	76
3.700%, 12/15/2025	376	407
3.700%, 08/15/2049	150	161
3.500%, 08/15/2039	541	568
3.375%, 11/15/2021	75	77
3.350%, 07/15/2022 (D)	28	29
2.875%, 12/15/2021 (D)	290	296
2.875%, 03/15/2023	50	51
2.875%, 08/15/2029	615	633
2.700%, 07/15/2020	440	442

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.375%, 08/15/2024	$946	$959
Wyeth
5.950%, 04/01/2037	470	642
Zimmer Biomet Holdings
2.653%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/2021	1,500	1,500

		152,158

Industrials — 2.4%
3M
2.375%, 08/26/2029 (D)	390	385
ABB Finance USA
4.375%, 05/08/2042	110	132
AerCap Ireland Capital DAC
5.000%, 10/01/2021	1,250	1,311
4.875%, 01/16/2024 (D)	1,500	1,626
4.625%, 07/01/2022	210	222
4.500%, 05/15/2021	2,140	2,209
3.950%, 02/01/2022	855	884
3.500%, 01/15/2025 (D)	232	239
Air Lease
3.625%, 04/01/2027	221	229
3.625%, 12/01/2027	216	224
3.500%, 01/15/2022	1,110	1,141
American Airlines Pass-Through Trust
3.500%, 02/15/2032	620	635
BAE Systems
4.750%, 10/11/2021 (C)	2,100	2,192
Boeing
4.875%, 02/15/2020	210	211
3.900%, 05/01/2049	456	495
3.750%, 02/01/2050 (D)	381	405
3.625%, 03/01/2048	23	24
3.550%, 03/01/2038	66	68
3.500%, 03/01/2039	362	374
3.250%, 02/01/2035	950	972
3.200%, 03/01/2029	490	511
3.100%, 05/01/2026 (D)	1,103	1,138
2.950%, 02/01/2030	622	637
2.800%, 03/01/2027	190	193
2.700%, 05/01/2022	737	749
2.700%, 02/01/2027 (D)	1,481	1,502
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	133
5.400%, 06/01/2041	50	65
4.900%, 04/01/2044	192	239
4.150%, 12/15/2048	150	173
4.050%, 06/15/2048	124	140
3.550%, 02/15/2050	577	608
3.450%, 09/15/2021 (D)	91	93
Canadian Pacific Railway
6.125%, 09/15/2115 (D)	44	65
Caterpillar
3.250%, 09/19/2049	480	482
2.600%, 09/19/2029	414	418

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
2.750%, 08/20/2021	$1,025	$1,039
2.150%, 11/08/2024	920	924
Cintas No. 2
3.700%, 04/01/2027 (D)	400	434
2.900%, 04/01/2022	400	408
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
7.256%, 03/15/2020	140	140
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	63	64
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,631	1,716
Crowley Conro
4.181%, 08/15/2043	486	543
CSX
4.750%, 11/15/2048	243	295
4.300%, 03/01/2048	45	51
3.350%, 09/15/2049	691	682
2.400%, 02/15/2030	409	400
DAE Funding
5.750%, 11/15/2023 (C)(D)	70	73
Delta Air Lines
4.375%, 04/19/2028 (D)	153	161
3.800%, 04/19/2023	241	250
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	396	429
DP World MTN
5.625%, 09/25/2048 (C)	990	1,143
Eaton
7.625%, 04/01/2024	75	87
4.150%, 11/02/2042	140	157
2.750%, 11/02/2022 (D)	900	918
Equifax
3.950%, 06/15/2023	1,612	1,693
FedEx
4.050%, 02/15/2048	980	947
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	5,160	5,520
2.342%, 11/15/2020	5,937	5,942
General Electric
4.125%, 10/09/2042	370	382
2.700%, 10/09/2022	166	168
General Electric MTN
6.875%, 01/10/2039	1,216	1,625
6.750%, 03/15/2032	1,335	1,715
6.150%, 08/07/2037	394	490
5.875%, 01/14/2038	3,550	4,315
5.500%, 01/08/2020	2,935	2,936
5.300%, 02/11/2021 (D)	293	302

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.650%, 10/17/2021	$515	$537
4.625%, 01/07/2021	2,515	2,572
4.375%, 09/16/2020 (D)	40	41
3.100%, 01/09/2023 (D)	122	125
2.390%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	2,400	1,887
Honeywell International
2.300%, 08/15/2024	900	911
IHS Markit
5.000%, 11/01/2022 (C)	750	800
4.750%, 02/15/2025 (C)	355	388
4.750%, 08/01/2028	1,215	1,353
International Lease Finance
8.625%, 01/15/2022	180	203
L3Harris Technologies
5.054%, 04/27/2045	270	333
4.854%, 04/27/2035	80	95
Lockheed Martin
4.500%, 05/15/2036	90	107
4.070%, 12/15/2042	446	509
3.550%, 01/15/2026	1,190	1,277
3.100%, 01/15/2023	50	51
Northrop Grumman
4.030%, 10/15/2047	959	1,072
3.250%, 08/01/2023 (D)	2,960	3,086
3.250%, 01/15/2028	1,699	1,773
2.930%, 01/15/2025	860	887
2.550%, 10/15/2022 (D)	1,400	1,421
Parker-Hannifin
2.700%, 06/14/2024	400	409
Prime Security Services Borrower
5.750%, 04/15/2026 (C)(D)	320	348
Raytheon
3.125%, 10/15/2020	430	434
Republic Services
3.950%, 05/15/2028	335	369
2.500%, 08/15/2024	635	642
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	1,045	1,069
Union Pacific
4.300%, 03/01/2049	91	105
3.950%, 09/10/2028 (D)	2,780	3,072
3.839%, 03/20/2060 (C)	1,030	1,045
3.750%, 07/15/2025	340	365
3.150%, 03/01/2024	293	305
2.950%, 03/01/2022	616	629
United Rentals North America
6.500%, 12/15/2026	180	198
5.500%, 07/15/2025	150	156
4.875%, 01/15/2028	150	156
United Technologies
4.625%, 11/16/2048 (D)	546	684
4.500%, 06/01/2042	170	204
4.450%, 11/16/2038	518	613

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 05/15/2045 (D)	$59	$68
4.125%, 11/16/2028 (D)	709	798
3.950%, 08/16/2025 (D)	1,965	2,143
3.650%, 08/16/2023	1,887	1,990
3.100%, 06/01/2022	634	650
2.800%, 05/04/2024	468	481
1.950%, 11/01/2021	85	85
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	590	637
Waste Management
4.600%, 03/01/2021	90	92
4.150%, 07/15/2049	210	240
4.000%, 07/15/2039 (D)	60	67
3.500%, 05/15/2024	370	389
3.450%, 06/15/2029 (D)	280	300
3.200%, 06/15/2026	645	676

		95,920

Information Technology — 1.2%
Apple
4.650%, 02/23/2046	270	339
4.375%, 05/13/2045	360	437
4.250%, 02/09/2047	467	559
3.450%, 02/09/2045	31	33
3.200%, 05/13/2025	270	285
3.200%, 05/11/2027 (D)	1,506	1,589
2.950%, 09/11/2049	620	601
2.850%, 05/06/2021	113	115
2.450%, 08/04/2026 (D)	1,410	1,430
2.200%, 09/11/2029 (D)	1,676	1,645
2.150%, 02/09/2022	82	83
2.050%, 09/11/2026	1,116	1,108
2.000%, 11/13/2020	500	501
1.800%, 09/11/2024	930	924
1.550%, 08/04/2021 (D)	230	229
Avnet
3.750%, 12/01/2021	1,000	1,026
Broadcom
4.250%, 04/15/2026 (C)(D)	594	631
3.875%, 01/15/2027	1,580	1,641
3.125%, 04/15/2021 (C)	1,135	1,149
3.125%, 10/15/2022 (C)	500	509
3.000%, 01/15/2022	2,945	2,989
Dell International
8.350%, 07/15/2046 (C)	780	1,075
6.020%, 06/15/2026 (C)	39	45
4.420%, 06/15/2021 (C)	1,890	1,945
Fiserv
4.400%, 07/01/2049	316	359
4.200%, 10/01/2028	59	65
3.500%, 07/01/2029	623	655
3.200%, 07/01/2026	597	618
Global Payments
4.150%, 08/15/2049	215	230

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.200%, 08/15/2029	$399	$407
Intel
3.700%, 07/29/2025 (D)	223	242
3.300%, 10/01/2021 (D)	35	36
3.250%, 11/15/2049	1,289	1,296
3.100%, 07/29/2022	35	36
2.450%, 11/15/2029	1,077	1,074
International Business Machines
4.250%, 05/15/2049	338	387
4.150%, 05/15/2039	259	292
3.300%, 05/15/2026	565	596
3.000%, 05/15/2024 (D)	1,510	1,567
Marvell Technology Group
4.200%, 06/22/2023	810	856
Mastercard
3.375%, 04/01/2024 (D)	250	265
Micron Technology
4.663%, 02/15/2030	466	514
Microsoft
4.750%, 11/03/2055	43	57
4.500%, 02/06/2057	411	533
4.250%, 02/06/2047	529	649
4.100%, 02/06/2037	1,095	1,295
4.000%, 02/12/2055	472	560
3.950%, 08/08/2056	240	284
3.750%, 02/12/2045 (D)	130	148
3.700%, 08/08/2046	340	385
3.625%, 12/15/2023	89	95
3.500%, 02/12/2035	1,012	1,115
3.450%, 08/08/2036	30	33
3.300%, 02/06/2027 (D)	1,550	1,657
2.875%, 02/06/2024	1,010	1,048
2.700%, 02/12/2025	250	258
2.400%, 02/06/2022 (D)	600	609
2.400%, 08/08/2026	1,700	1,720
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	20
1.550%, 08/08/2021	400	400
NXP BV
4.300%, 06/18/2029 (C)	115	124
3.875%, 06/18/2026 (C)	1,011	1,073
Oracle
4.000%, 11/15/2047	721	807
3.900%, 05/15/2035	1,720	1,918
3.800%, 11/15/2037	253	276
2.950%, 11/15/2024	246	256
2.625%, 02/15/2023	460	470
QUALCOMM
2.600%, 01/30/2023	910	926
salesforce.com
3.700%, 04/11/2028	670	735
3.250%, 04/11/2023	480	499
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	570	596

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Texas Instruments
4.150%, 05/15/2048	$300	$357
Visa
4.300%, 12/14/2045	690	848
3.650%, 09/15/2047	235	263
3.150%, 12/14/2025 (D)	1,410	1,491
2.800%, 12/14/2022	40	41
2.200%, 12/14/2020	80	81

		52,030

Materials – 1.0%
Air Liquide Finance
2.250%, 09/27/2023 (C)	590	587
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (C)	270	284
6.125%, 05/15/2028 (C)	200	216
Amcor Finance USA
4.500%, 05/15/2028 (C)	360	385
3.625%, 04/28/2026 (C)	2,425	2,492
Anglo American Capital
4.750%, 04/10/2027 (C)	720	788
4.000%, 09/11/2027 (C)(D)	200	210
3.750%, 04/10/2022 (C)	280	287
3.625%, 09/11/2024 (C)(D)	710	736
ArcelorMittal
7.000%, 10/15/2039 (D)	120	146
6.250%, 02/25/2022	120	129
6.125%, 06/01/2025 (D)	670	770
4.550%, 03/11/2026 (D)	330	351
3.600%, 07/16/2024	520	533
Barrick
5.250%, 04/01/2042	80	95
Barrick Gold
3.850%, 04/01/2022	72	75
Barrick North America Finance
5.750%, 05/01/2043	452	575
5.700%, 05/30/2041	1,202	1,483
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (C)	830	975
5.000%, 09/30/2043 (D)	410	525
4.125%, 02/24/2042	40	46
2.875%, 02/24/2022	50	51
Celulosa Arauco y Constitucion
5.150%, 01/29/2050 (C)	451	448
4.200%, 01/29/2030 (C)	395	396
Dow Chemical
5.250%, 11/15/2041	25	29
4.800%, 05/15/2049 (C)	360	417
4.250%, 10/01/2034	236	258
3.000%, 11/15/2022	1,780	1,820
DuPont de Nemours
4.493%, 11/15/2025	2,427	2,673
4.205%, 11/15/2023	916	980

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	$480	$513
Freeport-McMoRan
5.450%, 03/15/2043	495	512
4.550%, 11/14/2024 (D)	40	42
3.875%, 03/15/2023	20	21
3.550%, 03/01/2022	347	351
Glencore Funding
4.125%, 05/30/2023 (C)	200	209
4.125%, 03/12/2024 (C)	1,460	1,529
4.000%, 03/27/2027 (C)	1,240	1,289
3.875%, 10/27/2027 (C)(D)	410	423
3.000%, 10/27/2022 (C)(D)	30	30
2.875%, 04/16/2020 (C)	140	140
Huntsman International
5.125%, 11/15/2022	281	300
4.500%, 05/01/2029	432	459
Industrias Penoles
4.150%, 09/12/2029 (C)	1,005	1,038
International Flavors & Fragrances
5.000%, 09/26/2048 (D)	1,720	1,953
LyondellBasell Industries
5.750%, 04/15/2024	200	226
Minera Mexico
4.500%, 01/26/2050 (C)	329	335
Mosaic
5.625%, 11/15/2043	245	288
4.050%, 11/15/2027 (D)	392	407
Newmont Goldcorp
3.500%, 03/15/2022	489	502
Nutrien
4.875%, 03/30/2020	280	282
OCP
4.500%, 10/22/2025 (C)	400	428
Packaging Corp of America
3.000%, 12/15/2029	560	563
Southern Copper
5.250%, 11/08/2042	2,030	2,336
Steel Dynamics
3.450%, 04/15/2030	197	200
2.800%, 12/15/2024	357	359
Syngenta Finance
3.933%, 04/23/2021 (C)	650	661
Teck Resources
6.250%, 07/15/2041	697	799
6.000%, 08/15/2040 (D)	30	33
Vale Overseas
6.875%, 11/21/2036 (D)	874	1,136
6.250%, 08/10/2026	32	38
Westlake Chemical
4.375%, 11/15/2047	426	431
3.600%, 08/15/2026	66	69
WestRock RKT
4.000%, 03/01/2023 (D)	70	73

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WRKCo
3.000%, 09/15/2024	$750	$765

		37,500

Real Estate – 0.8%
American Campus Communities Operating Partnership
3.750%, 04/15/2023 (D)	1,350	1,407
3.625%, 11/15/2027	745	786
3.300%, 07/15/2026	1,495	1,549
Boston Properties
3.800%, 02/01/2024	1,250	1,322
3.400%, 06/21/2029	720	753
Brandywine Operating Partnership
3.950%, 11/15/2027	17	18
CubeSmart
4.375%, 02/15/2029	365	401
Digital Realty Trust
3.625%, 10/01/2022 (D)	1,260	1,303
Duke Realty
4.375%, 06/15/2022	50	52
Equinix
3.200%, 11/18/2029	898	901
2.900%, 11/18/2026	977	979
2.625%, 11/18/2024	1,547	1,550
ERP Operating
4.625%, 12/15/2021	64	67
3.000%, 07/01/2029	625	647
GLP Capital
5.375%, 04/15/2026	2,360	2,609
5.300%, 01/15/2029 (D)	1,548	1,719
5.250%, 06/01/2025	565	620
4.000%, 01/15/2030	1,577	1,610
Healthcare Realty Trust
3.875%, 05/01/2025	200	210
3.750%, 04/15/2023	1,400	1,446
Healthpeak Properties
4.250%, 11/15/2023 (D)	976	1,041
4.200%, 03/01/2024	765	818
3.150%, 08/01/2022	1,000	1,024
Life Storage
3.875%, 12/15/2027	915	965
Mid-America Apartments
4.300%, 10/15/2023	357	382
4.000%, 11/15/2025	427	462
3.950%, 03/15/2029	349	381
3.750%, 06/15/2024	832	878
3.600%, 06/01/2027	236	250
Reckson Operating Partnership
7.750%, 03/15/2020	2,350	2,376
Regency Centers
2.950%, 09/15/2029	757	757
Sabra Health Care
3.900%, 10/15/2029	715	719

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Simon Property Group
2.450%, 09/13/2029	$1,020	$1,004
2.000%, 09/13/2024	355	354
SITE Centers
4.625%, 07/15/2022	297	310
Spirit Realty
3.400%, 01/15/2030	420	422
STORE Capital
4.625%, 03/15/2029	257	285
4.500%, 03/15/2028	1,311	1,435
UDR
3.000%, 08/15/2031	520	521
Ventas Realty
3.850%, 04/01/2027	500	528
Welltower
4.500%, 01/15/2024	102	110
3.750%, 03/15/2023	500	522

		35,493

Utilities – 1.8%
AEP Texas
6.650%, 02/15/2033	500	676
Alabama Power
3.700%, 12/01/2047	1,810	1,912
3.450%, 10/01/2049	852	874
Arizona Public Service
2.200%, 01/15/2020	20	20
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	166
Black Hills
3.875%, 10/15/2049	313	313
3.050%, 10/15/2029	929	925
Boston Gas
4.487%, 02/15/2042 (C)	35	40
Carolina Power & Light
2.800%, 05/15/2022	25	26
CenterPoint Energy
4.250%, 11/01/2028	506	549
3.600%, 11/01/2021	595	611
2.500%, 09/01/2022	70	71
2.500%, 09/01/2024	756	757
CenterPoint Energy Resources
4.100%, 09/01/2047	502	527
Cleco Power
6.000%, 12/01/2040	700	876
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	240	253
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,826
4.450%, 03/15/2044	1,500	1,743
3.875%, 06/15/2047	309	335
Dominion Energy
3.071%, 08/15/2024	980	1,009
2.000%, 08/15/2021	490	490

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DTE Energy
2.529%, 10/01/2024	$1,601	$1,609
Duke Energy
3.550%, 09/15/2021	76	78
3.150%, 08/15/2027	280	289
2.400%, 08/15/2022	340	343
1.800%, 09/01/2021	913	912
Duke Energy Carolinas
4.300%, 06/15/2020	39	40
4.250%, 12/15/2041	628	718
4.000%, 09/30/2042	1,000	1,116
Duke Energy Florida
3.850%, 11/15/2042	380	413
3.200%, 01/15/2027 (D)	1,080	1,129
Duke Energy Indiana
4.200%, 03/15/2042	30	33
3.750%, 07/15/2020	52	53
Duke Energy Progress
4.100%, 05/15/2042	425	481
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	1,950	2,007
Edison International
5.750%, 06/15/2027	353	397
4.125%, 03/15/2028	164	168
Enel Finance International
6.000%, 10/07/2039 (C)	444	559
4.875%, 06/14/2029 (C)	284	321
4.750%, 05/25/2047 (C)	285	321
4.625%, 09/14/2025 (C)	2,418	2,639
3.500%, 04/06/2028 (C)	315	322
Entergy
5.125%, 09/15/2020	400	405
Evergy Metro
5.300%, 10/01/2041	100	126
Eversource Energy
3.150%, 01/15/2025	170	175
2.900%, 10/01/2024	1,610	1,646
Exelon
5.625%, 06/15/2035	760	941
3.950%, 06/15/2025	375	403
2.850%, 06/15/2020	1,090	1,093
FirstEnergy
4.850%, 07/15/2047	136	162
4.250%, 03/15/2023	1,224	1,290
3.900%, 07/15/2027	1,599	1,710
2.850%, 07/15/2022	154	157
FirstEnergy, Ser C
7.375%, 11/15/2031	3,685	5,204
FirstEnergy Transmission
5.450%, 07/15/2044 (C)	35	44
Indiana Michigan Power
4.550%, 03/15/2046	325	380
Interstate Power & Light
3.500%, 09/30/2049	328	322

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ITC Holdings
4.050%, 07/01/2023	$1,152	$1,209
3.650%, 06/15/2024	633	663
2.700%, 11/15/2022	700	709
Jersey Central Power & Light
4.700%, 04/01/2024 (C)	700	763
4.300%, 01/15/2026 (C)	305	332
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	2,994
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,025	1,028
Metropolitan Edison
4.300%, 01/15/2029 (C)	550	613
3.500%, 03/15/2023 (C)	2,775	2,868
MidAmerican Energy
4.800%, 09/15/2043	830	1,027
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	846	926
Mississippi Power
4.250%, 03/15/2042	513	551
3.950%, 03/30/2028	855	932
2.597%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/2020	2,100	2,101
NiSource
5.800%, 02/01/2042	149	187
4.375%, 05/15/2047	118	131
2.950%, 09/01/2029	482	480
2.650%, 11/17/2022	600	607
Oncor Electric Delivery
5.250%, 09/30/2040	250	320
4.550%, 12/01/2041	690	827
PECO Energy
4.150%, 10/01/2044	1,140	1,286
Pennsylvania Electric
5.200%, 04/01/2020	200	202
3.250%, 03/15/2028 (C)	294	301
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	500	631
PPL Capital Funding
5.000%, 03/15/2044	465	535
4.700%, 06/01/2043	101	113
4.000%, 09/15/2047	123	126
3.400%, 06/01/2023	102	105
3.100%, 05/15/2026	899	915
Progress Energy
3.150%, 04/01/2022	280	285
Public Service Electric & Gas MTN
3.700%, 05/01/2028	1,545	1,678
Public Service of New Hampshire
3.500%, 11/01/2023	515	541
Sempra Energy
2.900%, 02/01/2023	480	490
Southern California Edison
6.000%, 01/15/2034	50	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, 02/01/2038 (D)	$189	$240
5.550%, 01/15/2037 (D)	98	118
4.650%, 10/01/2043	166	188
4.125%, 03/01/2048	993	1,061
4.050%, 03/15/2042	5	5
4.000%, 04/01/2047	319	336
3.700%, 08/01/2025	99	105
2.850%, 08/01/2029 (D)	354	354
Southern Gas Capital
4.400%, 05/30/2047	500	553
Southwestern Public Service
3.750%, 06/15/2049	955	1,028
Virginia Electric & Power
4.650%, 08/15/2043	585	699
3.300%, 12/01/2049	508	513
2.950%, 01/15/2022 (D)	330	336
Vistra Operations
4.300%, 07/15/2029 (C)	1,590	1,622
3.550%, 07/15/2024 (C)	1,045	1,059
Wisconsin Public Service
3.350%, 11/21/2021	410	421

		77,181

Total Corporate Obligations (Cost $1,104,991) ($ Thousands)		1,174,627

U.S. TREASURY OBLIGATIONS – 21.2%
U.S. Treasury Bills
1.542%, 03/19/2020 (A)	1,521	1,516
U.S. Treasury Bonds
3.750%, 11/15/2043	6,840	8,571
3.125%, 02/15/2043	15,127	17,191
3.125%, 08/15/2044	7,722	8,803
3.125%, 05/15/2048	2,440	2,817
3.000%, 11/15/2044	18,124	20,248
3.000%, 02/15/2049	130	147
2.875%, 05/15/2043	4,900	5,350
2.875%, 05/15/2049	9,169	10,134
2.750%, 08/15/2042	3,390	3,628
2.750%, 11/15/2042	1,860	1,989
2.750%, 08/15/2047	2,120	2,279
2.500%, 05/15/2046	9,207	9,423
2.375%, 11/15/2049	68,419	68,384
2.250%, 08/15/2046	4,746	4,624
2.250%, 08/15/2049	41,316	40,193
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	3,390	3,998
1.000%, 02/15/2046	2,422	2,663
1.000%, 02/15/2048	4,279	4,734
1.000%, 02/15/2049	23,504	25,538
0.750%, 02/15/2042	2,471	2,567
0.250%, 07/15/2029	13,609	13,741
0.125%, 07/15/2024	1,924	1,935
0.125%, 10/15/2024	10,386	10,446

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
2.875%, 11/15/2021	$5,518	$5,648
2.875%, 09/30/2023	70	73
2.875%, 10/31/2023	1,980	2,070
2.875%, 11/30/2023	2,485	2,599
2.875%, 11/30/2025	1,682	1,787
2.750%, 08/15/2021	535	545
2.750%, 04/30/2023	14,507	15,032
2.750%, 05/31/2023	4,358	4,519
2.750%, 07/31/2023	12,760	13,250
2.750%, 08/31/2023	2,300	2,390
2.625%, 05/15/2021	49,060	49,735
2.625%, 07/15/2021	939	954
2.625%, 02/28/2023	2,200	2,268
2.625%, 01/31/2026	12,753	13,377
2.500%, 06/30/2020	909	913
2.500%, 01/15/2022	11,022	11,221
2.500%, 01/31/2024	9,308	9,615
2.375%, 02/29/2024	4,277	4,399
2.375%, 04/30/2026	5,954	6,164
2.250%, 03/31/2021	7,050	7,104
2.250%, 11/15/2024	7,067	7,253
2.125%, 05/31/2021	1,565	1,576
2.125%, 05/15/2022	2,661	2,694
2.125%, 12/31/2022	2,490	2,528
2.000%, 10/31/2021	5,745	5,788
2.000%, 11/30/2022	9,910	10,022
2.000%, 06/30/2024	70	70
1.875%, 01/31/2022	3,295	3,314
1.875%, 10/31/2022	2,263	2,280
1.875%, 06/30/2026	13,398	13,464
1.750%, 05/31/2022	20	20
1.750%, 12/31/2024	1,890	1,896
1.750%, 12/31/2026	3,535	3,518
1.750%, 11/15/2029	61,225	60,350
1.625%, 11/15/2022	716	716
1.625%, 12/15/2022	10,346	10,356
1.625%, 02/15/2026	7,611	7,544
1.625%, 05/15/2026	17,284	17,109
1.625%, 09/30/2026	482	476
1.625%, 10/31/2026	7,890	7,792
1.625%, 11/30/2026	788	778
1.625%, 08/15/2029	7,335	7,151
1.500%, 10/31/2021 (D)	30,118	30,077
1.500%, 11/30/2021	37,404	37,354
1.500%, 02/28/2023	3,535	3,523
1.500%, 09/30/2024	8,909	8,835
1.500%, 10/31/2024 (D)	69,095	68,520
1.500%, 11/30/2024 (D)	140,996	139,856
1.375%, 08/31/2020	5,649	5,640
1.375%, 10/15/2022	2,995	2,977
1.375%, 08/31/2026	2,669	2,596

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.125%, 09/30/2021	$6,187	$6,137

Total U.S. Treasury Obligations (Cost $896,450) ($ Thousands)		896,792

ASSET-BACKED SECURITIES – 7.5%

Automotive – 1.1%
Ally Auto Receivables Trust, Ser 2019-3, Cl A4
1.960%, 12/16/2024	670	668
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	333	339
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (C)	1,391	1,434
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	2,069	2,050
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	1,111	1,126
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	995	1,000
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (C)	927	927
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 08/15/2028 (C)	958	969
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (C)	1,999	2,012
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	2,759	2,867
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	1,077	1,125
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
3.520%, 07/15/2030 (C)	1,164	1,222
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	2,026
Ford Credit Floorplan Master Owner Trust A, Ser 2019-3, Cl A2
2.340%, VAR ICE LIBOR USD 1 Month+0.600%, 09/15/2024	436	437
Ford Credit Floorplan Master Owner Trust A, Ser 2019-4, Cl A
2.440%, 09/15/2026	718	720
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/2022 (C)	702	704

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (C)	$253	$253
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	1,580	1,591
Hertz Vehicle Financing II, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (C)	650	651
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	902	905
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	1,138	1,146
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	1,016	1,021
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	879	899
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	2,349	2,404
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	1,508	1,547
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (C)	1,414	1,457
Hertz Vehicle Financing II, Ser 2019-3A, Cl A
2.670%, 12/26/2025 (C)	3,264	3,254
Hertz Vehicle Financing, Ser 2018-2A, Cl A
3.650%, 06/27/2022 (C)	1,028	1,047
Hertz Vehicle Financing, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	996	1,042
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A4
1.850%, 08/15/2025	545	543
Prestige Auto Receivables Trust, Ser 2017-1A, Cl B
2.390%, 05/16/2022 (C)	1,950	1,950
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (C)	5,074	5,052
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (C)	945	960

		45,348

Credit Cards – 0.1%
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/2028	715	702
CARDS II Trust, Ser 2019-1A, Cl A
2.130%, VAR ICE LIBOR USD 1 Month+0.390%, 05/15/2024 (C)	750	751
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl A
3.460%, 07/15/2025	496	507
World Financial Network Credit Card Master Trust, Ser 2019-A, Cl A
3.140%, 12/15/2025	303	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust, Ser 2019-C, Cl A
2.210%, 07/15/2026	$2,021	$2,024

		4,293

Mortgage Related Securities – 0.5%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
2.758%, VAR ICE LIBOR USD 1 Month+1.050%, 01/25/2034	505	493
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
2.042%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	600	600
Argent Securities, Ser 2003-W5, Cl M1
2.842%, VAR ICE LIBOR USD 1 Month+1.050%, 10/25/2033	124	124
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
2.647%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	2,599	2,611
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
2.767%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	402	399
Centex Home Equity, Ser 2006-A, Cl AV4
2.042%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	1,070	1,069
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	258	267
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	2	2
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
2.032%, VAR ICE LIBOR USD 1 Month+0.240%, 08/25/2036	4,202	4,195
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl M1
2.082%, VAR ICE LIBOR USD 1 Month+0.290%, 08/25/2036	4,960	4,893
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
2.072%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,829
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
2.467%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	493	486
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
2.512%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (C)	113	111

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
2.232%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	$458	$458
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
2.012%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	1,361	1,354
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	20	19

		21,910

Other Asset-Backed Securities – 5.8%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.892%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	1,631	1,637
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	505	512
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2005-R10, Cl M1
2.202%, VAR ICE LIBOR USD 1 Month+0.410%, 01/25/2036	505	505
Apidos CLO XXI, Ser 2018-21A, Cl A1R
2.933%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	620	620
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	1,870	1,896
Ascentium Equipment Receivables, Ser 2019-2A, Cl A3
2.190%, 11/10/2026 (C)	1,010	1,009
Babson CLO, Ser 2017-IA, Cl AR
2.766%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	1,175	1,173
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.021%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (C)	800	797
Brazos Higher Education Authority, Ser 2010-1, Cl A2
3.110%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	3,050	3,042
Brazos Higher Education Authority, Ser 2011-2, Cl A3
2.940%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	2,150	2,148
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
2.716%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (C)	1,454	1,452
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.025%, 11/25/2034	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Ser 2007-1, Cl A
2.037%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	$1,261	$1,208
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.297%, 03/25/2037	1,970	2,028
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.297%, 03/25/2037	1,430	1,496
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	1,787	1,769
College Avenue Student Loans, Ser 2017-A, Cl A1
3.442%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	776	774
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	433	449
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/2045 (C)	3,994	4,057
Commonbond Student Loan Trust, Ser 2018-CGS, Cl A1
3.870%, 02/25/2046 (C)	1,861	1,906
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	1,487	1,532
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
2.292%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	477	473
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.332%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	333	332
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
2.592%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	1,895	1,838
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
1.880%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	428	410
CSMC Trust, Ser 2017-RPL1, Cl M2
3.079%, 07/25/2057 (B)(C)	1,760	1,602
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.040%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	70	70
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (C)	2,013	2,018
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	160	161

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	37

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dryden 71 CLO, Ser 2019-71A, Cl A
3.151%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (C)	$3,000	$2,999
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
2.901%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	1,150	1,148
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	318	318
Educational Funding of the South, Ser 2011-1, Cl A2
2.590%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	848	841
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
2.792%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	431	431
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl M1
2.527%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	623	626
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	200	205
Galaxy XXIX CLO, Ser 2018-29A, Cl A
2.700%, VAR ICE LIBOR USD 3 Month+0.790%, 11/15/2026 (C)	2,407	2,406
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	775	774
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
3.038%, VAR ICE LIBOR USD 3 Month+1.110%, 10/29/2029 (C)	3,000	2,999
GSAMP Trust, Ser 2003-SEA, Cl A1
2.192%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033	726	721
GSAMP Trust, Ser 2006-HE3, Cl A2D
2.042%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2046	3,300	3,108
GSAMP Trust, Ser 2006-NC1, Cl A3
2.082%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	1,641	1,640
Higher Education Funding, Ser 2014-1, Cl A
2.960%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	1,926	1,924
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (C)	256	255
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/2028 (C)	743	746
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (C)	1,813	1,780

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
1.972%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	$190	$190
HSI Asset Securitization Trust, Ser 2006-OPT4, Cl 1A1
1.962%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2036	939	936
JFIN CLO, Ser 2017-2A, Cl A1AR
3.136%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	248	248
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	929	990
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,261	1,306
LCM XIII, Ser 2019-13A, Cl ARR
3.106%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	1,150	1,147
LCM XXI, Ser 2018-21A, Cl AR
2.846%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,290	1,289
LMREC, Ser CRE2, Cl A
3.480%, VAR LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	133	133
Magnetite VII, Ser 2018-7A, Cl A1R2
2.801%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (C)	1,000	997
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,083	2,182
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (B)(C)	1,681	1,686
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
8.461%, 02/26/2029 (B)(C)	930	1,018
MVW, Ser 2019-2A, Cl A
2.220%, 10/20/2038 (C)	2,110	2,097
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.340%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	1,330	1,356
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.440%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	92	91
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.890%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	531	549
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	423	436
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	475	478

38	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	$526	$534
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	1,816	1,875
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	2,108	2,148
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	2,162	2,173
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	1,761	1,780
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	4,709	4,701
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (C)	2,028	2,015
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.302%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	4,175	4,095
Navient Student Loan Trust, Ser 2014-2, Cl A
2.432%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	2,484	2,418
Navient Student Loan Trust, Ser 2014-3, Cl A
2.412%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,606	2,545
Navient Student Loan Trust, Ser 2014-4, Cl A
2.412%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,808	1,759
Navient Student Loan Trust, Ser 2015-1, Cl A2
2.392%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	2,285	2,239
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.505%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	1,925	1,896
Navient Student Loan Trust, Ser 2016-2A, Cl A3
3.292%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (C)	1,270	1,296
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.642%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	275	275
Navient Student Loan Trust, Ser 2016-5A, Cl A
3.042%, VAR ICE LIBOR USD 1 Month+1.250%, 06/25/2065 (C)	1,309	1,322

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.942%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	$1,000	$1,001
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.842%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	2,900	2,877
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.592%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	657	646
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	1,170	1,212
Navient Student Loan Trust, Ser 2019-3A, Cl A
2.622%, VAR ICE LIBOR USD 1 Month+0.830%, 07/25/2068 (C)	4,153	4,114
Navient Student Loan Trust, Ser 2019-4A, Cl A2
2.602%, VAR ICE LIBOR USD 1 Month+0.810%, 07/25/2068 (C)	2,078	2,062
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	1,416	1,454
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.120%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	715	693
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.100%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,266	1,237
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.050%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	4,337	4,218
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.028%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	3,547	3,440
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.048%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	3,476	3,408
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.108%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	536	514
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
2.297%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (C)	59	58
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
2.642%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2048 (C)	361	359
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
2.592%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (C)	469	466

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	39

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
2.492%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	$865	$858
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
2.392%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (C)	672	656
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
2.362%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	437	429
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
2.642%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (C)	950	939
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.742%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	2,155	2,106
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.592%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	1,516	1,514
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.562%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	732	720
Nelnet Student Loan Trust, Ser 2019-4A, Cl A
2.662%, VAR ICE LIBOR USD 1 Month+0.870%, 09/26/2067 (C)	3,037	3,019
Nissan Master Owner Trust Receivables, Ser 2019-B, Cl A
2.106%, VAR ICE LIBOR USD 1 Month+0.430%, 11/15/2023	2,120	2,123
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
2.805%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (C)	533	533
Octagon Investment Partners 25, Ser 2018- 1A, Cl AR
2.766%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	910	908
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	1,167	1,178
Origen Manufactured Housing, Ser 2006-A, Cl A2
3.490%, 10/15/2037 (B)	1,288	1,230
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.692%, 08/25/2035 (B)(C)	1,285	1,296
RAMP Trust, Ser 2006-RZ3, Cl M1
2.142%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	6,530	6,372
RMF Buyout Issuance Trust, Ser 2018-1, Cl A
3.436%, 11/25/2028 (B)(C)	883	884
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	1,481	1,540

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	$831	$862
Scholar Funding Trust, Ser 2011-A, Cl A
2.836%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (C)	646	638
Sierra Timeshare Receivables Funding, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (C)	1,939	1,932
SLC Student Loan Trust, Ser 2005-2, Cl A4
2.054%, VAR ICE LIBOR USD 3 Month+0.160%, 12/15/2039	815	770
SLC Student Loan Trust, Ser 2005-3, Cl A4
2.044%, VAR ICE LIBOR USD 3 Month+0.150%, 12/15/2039	1,240	1,158
SLC Student Loan Trust, Ser 2007-1, Cl A5
2.000%, VAR ICE LIBOR USD 3 Month+0.090%, 02/15/2068	708	654
SLC Student Loan Trust, Ser 2008-1, Cl A4A
3.719%, VAR ICE LIBOR USD 3 Month+1.600%, 12/15/2032	639	647
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
2.224%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/2024	753	749
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
2.204%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,560	1,513
SLM Student Loan Trust, Ser 2003-1, Cl A5C
2.644%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	761	738
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.094%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	2,495	2,461
SLM Student Loan Trust, Ser 2005-4, Cl A4
2.110%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2040	3,000	2,789
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.090%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	1,220	1,144
SLM Student Loan Trust, Ser 2006-2, Cl A6
2.110%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	472	450
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.100%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	2,440	2,312
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.000%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	1,871	1,818
SLM Student Loan Trust, Ser 2007-7, Cl B
2.690%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	1,050	942

40	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-2, Cl A3
3.026%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	$920	$903
SLM Student Loan Trust, Ser 2008-2, Cl B
3.140%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	685	636
SLM Student Loan Trust, Ser 2008-3, Cl B
3.140%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	685	651
SLM Student Loan Trust, Ser 2008-4, Cl A4
3.926%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	736	740
SLM Student Loan Trust, Ser 2008-4, Cl B
3.790%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	685	668
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.640%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	132	133
SLM Student Loan Trust, Ser 2008-5, Cl B
3.790%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	685	673
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.040%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	3,643	3,618
SLM Student Loan Trust, Ser 2008-6, Cl B
3.790%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	662
SLM Student Loan Trust, Ser 2008-7, Cl B
3.790%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	663
SLM Student Loan Trust, Ser 2008-8, Cl B
4.190%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	685	678
SLM Student Loan Trust, Ser 2008-9, Cl A
3.776%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,634	1,638
SLM Student Loan Trust, Ser 2008-9, Cl B
4.190%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	685	678
SLM Student Loan Trust, Ser 2009-3, Cl A
2.542%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (C)	636	624
SLM Student Loan Trust, Ser 2010-1, Cl A
2.192%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	420	405
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.742%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	2,062	2,025
SLM Student Loan Trust, Ser 2012-2, Cl A
2.492%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,762	1,716
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.542%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	392	388

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	$291	$290
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
2.740%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	641	642
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
3.140%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	313	315
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,308	1,311
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
3.240%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	1,783	1,799
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	641	637
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
3.190%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	2,057	2,073
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.840%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	669	671
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
2.640%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	1,244	1,243
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/2035 (C)	630	631
SMB Private Education Loan Trust, Ser 2017-B, Cl A2B
2.490%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	1,543	1,537
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	689	717
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	2,809	2,853
SoFi Consumer Loan Program Trust, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	1,470	1,473
SoFi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	174	174
SoFi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/2027 (C)	425	428

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	41

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (C)	$606	$607
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (C)	1,026	1,032
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	1,754	1,756
SoFi Professional Loan Program, Ser 2016-D, Cl A1
2.742%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	93	93
SoFi Professional Loan Program, Ser 2016-E, Cl A1
2.642%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	193	193
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.492%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	191	191
SoFi Professional Loan Program, Ser 2017-E, Cl A1
2.292%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	132	132
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	2,162	2,180
SoFi Professional Loan Program, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	526	531
South Carolina Student Loan, Ser 2015-A, Cl A
3.292%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	1,265	1,267
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.342%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	495	485
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
2.262%, VAR ICE LIBOR USD 1 Month+0.470%, 07/25/2035	564	565
TCI-Flatiron CLO, Ser 2019-1A, Cl AR
3.222%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)	1,500	1,499
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (B)(C)	306	306
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	1,837	1,848
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.392%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (C)	1,336	1,333

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(C)		$859	$863
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039		418	429
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044		400	405
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)		207	207
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024		4,156	4,152
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
2.042%, VAR ICE LIBOR USD 1 Month+0.250%, 07/25/2036		296	296
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
2.082%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036		6,442	6,219

			246,610

Total Asset-Backed Securities (Cost $313,823) ($ Thousands)			318,161

SOVEREIGN DEBT – 2.1%
Abu Dhabi Government International Bond
3.125%, 09/30/2049 (C)		398	388
2.500%, 10/11/2022 (C)		1,010	1,023
2.500%, 09/30/2029 (C)		710	707
2.125%, 09/30/2024 (C)		542	540
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS	19,870	124
Argentine Republic Government International Bond
7.625%, 04/22/2046 (D)		$180	90
7.500%, 04/22/2026		470	244
7.125%, 07/06/2036		220	105
6.875%, 04/22/2021		190	103
6.875%, 01/11/2048		2,010	962
5.625%, 01/26/2022		820	424
3.750%, 5.250%, 03/31/2029, 12/31/2038 (D)(E)		1,460	712
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	23,399	6,114
10.000%, 01/01/2023		3,994	1,104
10.000%, 01/01/2027		571	168
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,254
5.000%, 01/27/2045		3,400	3,532
4.625%, 01/13/2028		2,460	2,642
2.625%, 01/05/2023		200	200

42	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
China Government Bond
3.390%, 05/21/2025	CNY	2,000	$294
3.310%, 11/30/2025		11,500	1,687
Colombia Government International Bond
5.625%, 02/26/2044		$460	572
5.000%, 06/15/2045 (D)		830	964
Ecuador Government International Bond
7.875%, 01/23/2028 (C)		380	338
Egypt Government International Bond
5.577%, 02/21/2023 (C)		410	429
Export-Import Bank of India
3.375%, 08/05/2026 (C)		350	356
Indonesia Government International Bond
5.875%, 03/13/2020		240	242
5.875%, 01/15/2024 (C)		840	949
5.250%, 01/08/2047 (C)		400	490
5.125%, 01/15/2045 (C)		400	476
4.350%, 01/11/2048		460	507
3.850%, 07/18/2027 (C)		800	851
3.750%, 04/25/2022 (C)		740	764
3.700%, 10/30/2049		1,220	1,252
3.500%, 01/11/2028 (D)		400	418
Japan Bank for International Cooperation
1.750%, 10/17/2024		950	937
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,838
Kenya Government International Bond
7.250%, 02/28/2028 (C)		200	217
6.875%, 06/24/2024		200	216
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		930	999
Mexico Government International Bond
6.050%, 01/11/2040 (D)		1,210	1,573
4.750%, 03/08/2044		9,200	10,166
4.600%, 02/10/2048		575	630
4.500%, 04/22/2029		2,173	2,383
3.750%, 01/11/2028		390	405
3.600%, 01/30/2025		3,300	3,451
Nigeria Government International Bond
7.143%, 02/23/2030 (C)		240	244
6.500%, 11/28/2027 (C)(D)		220	225
Paraguay Government International Bond
5.400%, 03/30/2050 (C)		613	707
Peruvian Government International Bond
5.625%, 11/18/2050		600	877
Province of Quebec Canada
2.625%, 02/13/2023		620	637
Provincia de Buenos Aires
9.125%, 03/16/2024 (C)		230	101
7.875%, 06/15/2027 (C)		250	106
6.500%, 02/15/2023 (C)		300	125
Qatar Government International Bond
4.817%, 03/14/2049 (C)		1,440	1,782

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.000%, 03/14/2029 (C)		$880	$982
3.875%, 04/23/2023		430	454
3.250%, 06/02/2026		200	210
Republic of Poland Government International Bond
5.000%, 03/23/2022		100	107
4.000%, 01/22/2024		1,227	1,320
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	5,686
7.700%, 03/16/2039		162,070	2,954
7.650%, 04/10/2030		63,630	1,129
7.250%, 05/10/2034		24,200	420
7.000%, 01/25/2023		34,160	572
7.000%, 08/16/2023		231,430	3,876
6.900%, 05/23/2029		374,900	6,362
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$602	684
5.625%, 04/04/2042		1,800	2,354
4.875%, 09/16/2023		200	218
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)		360	366

Total Sovereign Debt
(Cost $82,735) ($ Thousands)			86,338

LOAN PARTICIPATIONS – 1.2%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
3.549%, VAR LIBOR+1.750%, 11/14/2026 (F)		1,473	1,474
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.035%, VAR LIBOR+3.250%, 04/28/2022		467	457
Albertson’s LLC, 2019 Term B-8 Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 08/17/2026		464	468
Albertson’s LLC, 2019-1 Term B-7 Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 11/17/2025 (F)		330	333
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Delayed Draw Term Loan, 1st Lien
4.250%, 07/10/2026		21	21
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
6.049%, VAR LIBOR+4.250%, 07/10/2026 (F)		924	928

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	43

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 07/31/2024	$576	$580
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
4.800%, 04/22/2026	170	171
American Airlines, Inc., Term Loan B, 1st Lien
3.740%, 12/14/2023 (F)	490	491
APi Group, Term B Loan, 1st Lien
4.299%, 09/25/2026	560	564
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
3.549%, VAR LIBOR+1.750%, 03/11/2025	424	425
Aramark Services B4 Cov-LiteLien1
3.549%, 01/27/2027 (F)	430	432
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
4.799%, VAR LIBOR+3.000%, 08/04/2022	732	736
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
4.799%, VAR LIBOR+3.000%, 11/03/2024	577	580
athenahealth, Inc., Term B Loan, 1st Lien
6.539%, VAR LIBOR+4.500%, 02/11/2026	3	3
6.401%, VAR LIBOR+4.500%, 02/11/2026	1,212	1,217
Atlantic Aviation FBO, Term Loan B, 1st Lien
5.550%, 12/06/2025	159	160
Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 1st Lien
3.515%, VAR LIBOR+1.750%, 01/15/2025	1,093	1,099
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
4.740%, VAR LIBOR+3.000%, 06/02/2025	410	412
Berry Plastics, Term Loan, 1st Lien
3.715%, 10/01/2022	550	552
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
5.408%, 09/30/2024	200	200
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
3.853%, VAR LIBOR+2.500%, 09/15/2023	5	5
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
4.313%, 08/15/2025	72	72

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
4.250%, 08/15/2025	$86	$87
Brookfield WEC Holdings Inc., Initial Term Loan, 1st Lien
5.299%, VAR LIBOR+3.500%, 08/01/2025 (F)	250	252
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 12/23/2024 (F)	665	666
CBS Radio Inc., Additional Term B-1 Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 11/18/2024	32	33
CEOC, LLC, Term B Loan, 1st Lien
3.799%, VAR LIBOR+2.000%, 10/07/2024	553	556
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.299%, VAR LIBOR+2.500%, 03/01/2024 (F)	1,315	1,319
Charter Communications Operating Llc Lien1
3.550%, 04/30/2025 (F)	1,206	1,213
Citadel Securities, Term Loan B, 1st Lien
5.299%, 02/27/2026	498	498
CityCenter Holdings, LLC , Term B Loan, 1st Lien
4.049%, VAR LIBOR+2.250%, 04/18/2024	361	363
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
4.240%, VAR LIBOR+2.500%, 04/15/2027	220	221
DCert Buyer, Inc., Initial Term Loan, 1st Lien
5.799%, VAR LIBOR+4.000%, 08/07/2026	1,170	1,173
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
3.800%, 09/12/2025 (F)	928	934
Delos Finance, New Loan (2018), 1st Lien
3.695%, VAR LIBOR+1.750%, 10/06/2023	567	569
Diamond Sports Group, LLC, Term Loan, 1st Lien
5.030%, 08/24/2026	200	200
Edelman Financial Center, LLC, The (fka Flight Debt Merger Sub Inc.), Initial Term Loan, 1st Lien
5.035%, VAR LIBOR+3.250%, 07/21/2025	417	419

44	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
First Eagle Holdings, Inc. (fka Arnhold and S. Bleichroeder Holdings, Inc.), Refinancing Term Loan
4.695%, 12/02/2024	$308	$309
Flying Fortress Holdings, LLC (fka Flying Fortress Inc.), New Loan (2018), 1st Lien
3.695%, VAR LIBOR+1.750%, 10/30/2022	261	262
Focus Financial Partners, LLC, Tranche B-2 Term Loan, 1st Lien
4.299%, 07/03/2024	519	522
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
3.799%, 11/30/2023 (F)	416	419
Garda World Security Corporation, Initial Term Loan, 1st Lien
6.660%, VAR LIBOR+4.750%, 10/23/2026	390	392
Genesee and Wyoming, Inc., Initial Term Loan, 1st Lien
3.961%, 11/06/2026 (F)	1,010	1,019
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
4.799%, 05/30/2025	170	170
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.716%, VAR LIBOR+2.750%, 10/04/2023	212	212
4.677%, VAR LIBOR+2.750%, 10/04/2023 (F)	450	451
Golden Nugget, Inc., Term Loan B, 1st Lien
4.549%, 10/04/2023	15	15
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
3.740%, VAR LIBOR+2.000%, 11/08/2027 (F)	1,140	1,149
HCA Inc., Tranche B-12 Term Loan, 1st Lien
3.549%, 03/13/2025	244	245
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
3.542%, 06/22/2026 (F)	1,138	1,145
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
5.691%, VAR LIBOR+4.000%, 05/01/2026	463	466
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.682%, VAR LIBOR+3.750%, 11/27/2023	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
4.299%, VAR LIBOR+2.500%, 08/18/2022 (F)	$743	$746
Jane Street Group, LLC, Dollar Term Loan (2018), 1st Lien
4.799%, VAR LIBOR+3.000%, 08/25/2022	537	536
Level 3 Financing, Inc., Tem Loan, 1st Lien
3.549%, 03/01/2027	842	845
LPL Holdings, Inc. 1st Lien
3.542%, 11/12/2026	79	80
McAfee, LLC, Term B USD Loan
5.555%, 09/30/2024 (F)	1,327	1,332
MGM Growth Properties, Term B Loan, 1st Lien
3.799%, VAR LIBOR+2.000%, 04/25/2023	179	179
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.292%, VAR LIBOR+2.500%, 01/30/2023	114	110
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1st Lien
4.305%, VAR LIBOR+2.500%, 01/30/2023	316	305
Micro Focus, MA FinanceCo
4.299%, 06/21/2024	12	12
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.695%, VAR LIBOR+2.750%, 06/07/2023	1,111	1,094
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 06/19/2026 (F)	1,400	1,406
Numericable U.S. LLC, Term Loan B, 1st Lien
5.427%, 01/31/2026	287	287
Option Care Health, Inc., Term B Loan, 1st Lien
6.299%, VAR LIBOR+4.500%, 08/06/2026	540	537
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
5.305%, VAR LIBOR+3.500%, 04/30/2026	680	681
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
4.300%, 08/19/2022	234	217
PCI Gaming Authority, Term B Facility Loan
4.299%, 05/29/2026	480	482

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	45

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Phoenix Guarantor Inc., Initial Term Loan, 1st Lien
6.210%, VAR LIBOR+4.500%, 03/05/2026	$623	$626
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.944%, 09/23/2026	1,052	1,054
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
6.299%, 11/16/2025	1,373	1,383
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 02/05/2023	927	929
RPI Finance Trust, Initial Term Loan B-6
3.799%, VAR LIBOR+2.000%, 03/27/2023 (F)	1,168	1,177
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.594%, VAR LIBOR+2.750%, 08/14/2024	1,143	1,145
4.549%, VAR LIBOR+2.750%, 08/14/2024	276	276
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.299%, VAR LIBOR+2.750%, 06/21/2024	79	79
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
6.289%, VAR LIBOR+4.500%, 11/20/2026	1,410	1,413
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.313%, VAR LIBOR+2.500%, 02/02/2024	181	180
Stars Group Holdings B.V., USD Term Loan, 1st Lien
5.445%, VAR LIBOR+3.500%, 07/10/2025	45	45
Terrier Media, Initial Term Loan, 1st Lien
6.148%, 12/17/2026 (F)	900	908
TKC Holdings, Inc. Term Loan B
5.550%, VAR LIBOR+3.750%, 02/01/2023	1,224	1,129
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
3.549%, 11/13/2026 (F)	430	431
UFC Holdings, LLC, Term Loan, 1st Lien
5.050%, VAR LIBOR+3.250%, 04/29/2026 (F)	867	872

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 03/15/2024	$1,069	$1,054
VFH Parent LLC, Initial Term Loan, 1st Lien
5.197%, VAR LIBOR+3.500%, 03/01/2026 (F)	329	330
VICI Properties 1 LLC, Term Loan B, 1st Lien
3.785%, VAR LIBOR+2.000%, 12/20/2024 (F)	455	456
Virgin Media Bristol LLC, N Facility, 1st Lien
4.240%, VAR LIBOR+2.500%, 01/31/2028	907	912
Western Digital Corporation, Term Loan B-4
3.452%, VAR LIBOR+1.750%, 04/29/2023	146	147
Wynn Resorts, Term Loan, 1st Lien
3.416%, 09/20/2024 (F)	1,440	1,441
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.240%, VAR LIBOR+2.500%, 04/15/2025	121	121

Total Loan Participations (Cost $51,830) ($ Thousands)		51,866

MUNICIPAL BONDS – 0.2%

California – 0.1%
California State, GO
7.600%, 11/01/2040	145	239
Los Angeles, Community College District, GO
6.750%, 08/01/2049	1,048	1,720

		1,959

Georgia – 0.1%
Municipal Electric Authority of Georgia, RB
7.055%, 04/01/2057	1,085	1,467

Illinois – 0.0%
Illinois State, GO
5.100%, 06/01/2033 (D)	115	124

Nevada – 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	1,147

New York – 0.0%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	619
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	938

46	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	$275	$349
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	1,032

		2,938

Ohio – 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	549

Texas – 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (D)	632	992

Total Municipal Bonds (Cost $7,607) ($ Thousands)		9,176

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.2%
FHLB
2.125%, 02/11/2020	430	430
FHLB DN
1.851%, 01/23/2020 (A)	5,070	5,065
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,544

Total U.S. Government Agency Obligations (Cost $7,003) ($ Thousands)		7,039

COMMERCIAL PAPER – 0.1%
Santander UK
2.071%, 01/07/2020 (A)	4,220	4,219

Total Commercial Paper (Cost $4,219) ($ Thousands)		4,219

	Shares

AFFILIATED PARTNERSHIP – 6.8%
SEI Liquidity Fund, L.P.
1.600% **†(G)	288,213,701	288,199

Total Affiliated Partnership (Cost $288,188) ($ Thousands)		288,199

CASH EQUIVALENT – 1.8%
SEI Daily Income Trust, Government Fund, Cl F
1.500% **†	77,278,036	77,278

Total Cash Equivalent (Cost $77,278) ($ Thousands)		77,278

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT – 1.0%
Deutsche Bank
1.550%, dated 12/31/2019, to be repurchased on 01/02/2020, repurchase price $43,003,702 (collateralized by Treasury Inflation Protected Security, par value $39,993,000, 0.250%, 01/15/2025; total market value $43,003,702) (H)	$43,000	$43,000

Total Repurchase Agreement (Cost $43,000) ($ Thousands)		43,000

Total Investments in Securities – 109.7% (Cost $4,560,890) ($ Thousands)		$4,645,899

	Contracts

PURCHASED OPTIONS* – 0.0%
Total Purchased Options (I) (Cost $71) ($ Thousands)	559	$83

WRITTEN OPTIONS* – 0.0%
Total Written Options (I) (Premiums Received $71) ($ Thousands)	(424)	$(9)

WRITTEN SWAPTIONS* – 0.0%
Total Written Swaptions (J) (Premiums Received $20) ($ Thousands)	(7,880,000)	$(12)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	47

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at December 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS – 0.0%

Call Options
February 2020, U.S. 5 Year Future Option*	226	$26,806	$118.50	1/18/2020	$78
February 2020, U.S. Bond Future Option*	178	27,751	167.00	1/18/2020	3
March 2020, U.S. 5 Year Future Option*	155	18,384	121.50	2/22/2020	2

Total Purchased Options		$72,941			$83

WRITTEN OPTIONS – 0.0%

Call Options
February 2020, U.S. Bond Future Option*	(138)	$(21,515)	$168.00	01/18/20	$–
March 2020, U.S. 10 Year Future Option*	(286)	(36,729)	133.50	02/22/20	(9)

Total Written Options		$(58,244)			$(9)

A list of the OTC option contracts held by the Fund at December 31, 2019, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN SWAPTIONS – 0.0%

Calls – 0.0%
Swaption 5 Year*	Citigroup	(3,940,000)	$1.37	02/22/20	$(1)

Puts – 0.0%
Swaption 5 Year*	Citigroup	(3,940,000)	1.77	02/22/20	(11)

Total Written Swaptions					$(12)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
30 Day Federal Funds Futures	(31)	Feb-2020	$(12,648)	$(12,717)	$(69)
90-Day Euro$	433	Dec-2020	106,633	106,496	(137)
90-Day Euro$	(438)	Mar-2020	(107,649)	(107,600)	49
90-Day Euro$	654	Mar-2021	160,730	160,949	219
90-Day Euro$	218	Jun-2020	52,909	53,579	670
Euro-Bob	(155)	Mar-2020	(22,967)	(23,250)	94
Euro-BTP	204	Mar-2020	32,121	32,622	46
Euro-Bund	(705)	Mar-2020	(134,429)	(134,919)	1,296
Euro-Buxl	(5)	Mar-2020	(1,126)	(1,113)	27
Long Gilt 10-Year Bond	(74)	Mar-2020	(12,686)	(12,879)	139
U.S. 2-Year Treasury Note	1,000	Apr-2020	215,662	215,500	(162)
U.S. 5-Year Treasury Note	(381)	Apr-2020	(45,384)	(45,190)	194
U.S. 5-Year Treasury Note	1,798	Apr-2020	213,774	213,260	(514)

48	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
U.S. 10-Year Treasury Note	4,406	Mar-2020	$570,401	$565,827	$(4,574)
U.S. Long Treasury Bond	(1,010)	Mar-2020	(160,729)	(157,465)	3,264
U.S. Ultra Long Treasury Bond	1,390	Mar-2020	260,640	252,502	(8,138)
Ultra 10-Year U.S. Treasury Note	(379)	Mar-2020	(54,052)	(53,326)	726

			$1,061,200	$1,052,276	$(6,870)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/17/20	EUR	11,427	USD	12,652	$(188)
Citigroup	01/17/20	GBP	800	USD	1,035	(25)
Citigroup	01/17/20	USD	2,290	RUB	148,664	99
Citigroup	01/17/20	USD	2,395	AUD	3,563	111
Citigroup	01/17/20	USD	3,131	GBP	2,443	107
Citigroup	01/17/20	USD	5,076	EUR	4,550	36
Citigroup	01/17/20	USD	8,886	BRL	37,182	353
Citigroup	01/17/20	USD	9,906	INR	714,230	99
Citigroup	01/17/20	CNH	13,759	USD	1,924	(51)
Citigroup	01/17/20	USD	15,056	IDR	216,529,634	555
Citigroup	01/17/20	EUR	17,739	USD	19,758	(174)
Citigroup	01/17/20	USD	31,751	CAD	41,896	563
Citigroup	01/17/20	CNY	68,783	USD	9,623	(251)
Citigroup	01/17/20	PHP	300,620	USD	5,783	(148)
Citigroup	01/17/20	RUB	428,551	USD	6,663	(223)
Citigroup	01/17/20	COP	5,189,635	USD	1,480	(102)

						$761

A list of the open OTC swap agreements held by the Fund at December 31, 2019, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	16,400	$143	$–	$143
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	10,800	94	–	94
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	5,011	44	–	44
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	47,489	414	–	414
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	9,700	84	–	84

							$779	$–	$779

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	49

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2019, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.35%	1D USD FEDL01	Annually	09/15/2021	USD	30,967	$51	$(5)	$56
3 MONTH USD - LIBOR	2.2635	Semi-Annually	04/11/2022	USD	63,180	768	–	768
3 MONTH USD - LIBOR	2.2825%	Semi-Annually	05/08/2022	USD	32,125	405	–	405
2.2337	3-MONTH USD - LIBOR	Quarterly	04/11/2025	USD	25,975	(765)	–	(765)
2.37%	3-MONTH USD - LIBOR	Quarterly	05/08/2025	USD	13,160	(407)	–	(407)
1.55%	3-MONTH USD - LIBOR	Quarterly	06/30/2026	USD	167,145	2,341	483	1,858
1.52%	3-MONTH USD - LIBOR	Quarterly	07/31/2026	USD	50,038	805	179	626
1.55%	12-MONTH USD - LIBOR	Annually	11/15/2026	USD	36,817	7	48	(41)
1.85%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	33,943	1,634	71	1,563
6-MONTH GBP - LIBOR	1.81%	Quarterly	11/15/2044	USD	3,450	194	5	189
1.498	6-MONTH EUR - EURIBOR	Semi-Annually	08/23/2047	EUR	678	(174)	(1)	(173)
6-MONTH USD - LIBOR	1.656%	Quarterly	08/23/2049	USD	15,190	1,520	(56)	1,576

						$6,379	$724	$5,655

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.HY.33	Sell	5.00%	Quarterly	12/20/2024	(5,346)	$515	$381	$134
CDX.NA.IG.33	Sell	1.00%	Quarterly	12/20/2024	(26,530)	688	496	192

						$1,203	$877	$326

Percentages are based on Net Assets of $4,237,052 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $541,532 ($ Thousands), representing 12.8% of the Net Assets of the Fund.

(D)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $281,351 ($ Thousands).
(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(F)	Unsettled bank loan. Interest rate may not be available.
(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $288,199 ($ Thousands).
(H)	Tri-Party Repurchase Agreement.
(I)	Refer to table below for details on Options Contracts.
(J)	Refer to table below for details on Swaption Contracts.

ABS – Asset-Backed Security

ACES – Alternative Credit Enhancement Structure

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CETIP – Central of Custody and Financial Settlement of Securities

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CNH – Chinese Yuan Offshore

CNY – Chinese Yuan Onshore

COP – Colombian Peso

DN – Discount Note

EUR – Euro

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

IO – Interest Only – face amount represents notional amount.

JSC – Joint-Stock Company

LIBOR – London Interbank Offered Rate

50	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

LLC – Limited Liability Company

L.P. – Limited Partnership

MTN – Medium Term Note

NCUA – National Credit Union Association

PHP – Philippine Peso

PO – Principal Only

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

STRIPS – Separately Traded Registered Interest and Principal Securities

Ser – Series

TBA – To Be Announced

USD – U.S. Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,689,204	–	1,689,204
Corporate Obligations	–	1,174,627	–	1,174,627
U.S. Treasury Obligations	–	896,792	–	896,792
Asset-Backed Securities	–	318,161	–	318,161
Sovereign Debt	–	86,338	–	86,338
Loan Participations	–	51,866	–	51,866
Municipal Bonds	–	9,176	–	9,176
U.S. Government Agency Obligations	–	7,039	–	7,039
Commercial Paper	–	4,219	–	4,219
Affiliated Partnership	–	288,199	–	288,199
Cash Equivalent	77,278	–	–	77,278
Repurchase Agreement	–	43,000	–	43,000

Total Investments in Securities	77,278	4,568,621	–	4,645,899

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	83	–	–	83
Written Options	(9)	–	–	(9)
Written Swaptions	–	(12)	–	(12)
Futures Contracts *
Unrealized Appreciation	6,724	–	–	6,724
Unrealized Depreciation	(13,594)	–	–	(13,594)
Forwards Contracts *
Unrealized Appreciation	–	1,923	–	1,923
Unrealized Depreciation	–	(1,162)	–	(1,162)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	779	–	779
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	7,041	–	7,041
Unrealized Depreciation	–	(1,386)	–	(1,386)
Credit Default Swaps *
Unrealized Appreciation	–	326	–	326

Total Other Financial Instruments	(6,796)	7,509	–	713

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “–” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	51

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Core Fixed Income Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain ($)	Change in Unrealized Appreciation ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	91,034	457,023	(259,863)	1	4	288,199	288,213,701	32	–
SEI Daily Income Trust, Government Fund, Cl F	109,509	588,716	(620,947)	–	–	77,278	77,278,036	525	–

	200,543	1,045,739	(880,810)	1	4	365,477	365,491,737	557	–

As of December 31, 2019, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $31.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$–	$–	$–	$ 1,203,139	$ 1,203,139
Maximum potential amount of future payments	–	–	–	31,876,000	31,876,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1] 0-100	$–	$–	$26,530,000	$–	$–	$26,530,000
101-200	–	–	–	–	–	–
201-300	–	–	5,346,000	–	–	5,346,000
Total	$–	$–	$31,876,000	$–	$–	$31,876,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

52	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 73.7%

Communication Services – 13.4%
Altice France
8.125%, 02/01/2027 (A)	$3,489	$3,929
7.375%, 05/01/2026 (A)	5,766	6,191
Altice Luxembourg
10.500%, 05/15/2027 (A)	2,078	2,369
7.625%, 02/15/2025 (A)	631	655
AMC Entertainment Holdings
5.750%, 06/15/2025	145	134
AMC Networks
5.000%, 04/01/2024	350	357
4.750%, 08/01/2025	3,319	3,331
CB Escrow
8.000%, 10/15/2025 (A)	2,835	3,005
CCO Holdings
5.875%, 04/01/2024 (A)	2,365	2,445
5.875%, 05/01/2027 (A)	819	866
5.750%, 02/15/2026 (A)	5,015	5,291
5.500%, 05/01/2026 (A)	3,765	3,967
5.375%, 05/01/2025 (A)	2,020	2,086
5.375%, 06/01/2029 (A)	1,495	1,600
5.125%, 05/01/2027 (A)	4,198	4,429
5.000%, 02/01/2028 (A)	500	525
4.750%, 03/01/2030 (A)	1,308	1,331
CenturyLink
7.500%, 04/01/2024	2,685	3,027
6.875%, 01/15/2028	395	435
6.750%, 12/01/2023	205	229
5.800%, 03/15/2022	1,044	1,098
5.625%, 04/01/2020	790	795
5.625%, 04/01/2025	1,082	1,150
5.125%, 12/15/2026 (A)	3,360	3,419
Cincinnati Bell
7.000%, 07/15/2024 (A)	305	320
Cinemark USA
4.875%, 06/01/2023	435	442
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	5,362	5,938
5.125%, 08/15/2027 (A)	1,471	1,532
0.000%, 03/01/2021 (B)	13,269	–
Cogent Communications Group
5.625%, 04/15/2021 (A)	940	948
5.375%, 03/01/2022 (A)	610	638
Consolidated Communications
6.500%, 10/01/2022	1,651	1,494

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diamond Sports Group
6.625%, 08/15/2027 (A)	$4,579	$4,453
5.375%, 08/15/2026 (A)	4,508	4,560
Digicel
6.000%, 04/15/2021 (A)	1,525	1,190
Digicel Group
6.750%, 03/01/2023 (A)	1,435	832
Digicel Group One
8.250%, 12/30/2022 (A)(C)	235	131
Digicel International Finance
8.750%, 05/25/2024 (A)	826	805
DISH DBS
7.750%, 07/01/2026	1,367	1,448
5.875%, 11/15/2024	5,170	5,283
5.000%, 03/15/2023	2,656	2,725
DISH Network
3.375%, 08/15/2026	425	409
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,540	1,638
Entercom Media
6.500%, 05/01/2027 (A)	237	254
EW Scripps
5.125%, 05/15/2025 (A)	1,813	1,854
Frontier Communications
11.000%, 09/15/2025	3,272	1,587
10.500%, 09/15/2022	3,351	1,634
8.500%, 04/01/2026 (A)	1,765	1,787
8.000%, 04/01/2027 (A)	1,508	1,576
7.625%, 04/15/2024	1,890	912
7.125%, 01/15/2023	770	375
6.875%, 01/15/2025	2,895	1,404
Gray Television
7.000%, 05/15/2027 (A)	2,745	3,050
5.125%, 10/15/2024 (A)	2,129	2,209
iHeartCommunications
4.750%, 01/15/2028 (A)	842	863
Intelsat Connect Finance
9.500%, 02/15/2023 (A)	645	451
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	3,700	3,422
8.500%, 10/15/2024 (A)	1,695	1,544
8.000%, 02/15/2024 (A)	1,017	1,044
5.500%, 08/01/2023	3,138	2,696
Intelsat Luxembourg
8.125%, 06/01/2023	2,725	1,611
Lee Enterprises
9.500%, 03/15/2022 (A)	1,581	1,470
Level 3 Financing
5.625%, 02/01/2023	265	266
5.375%, 01/15/2024	570	579
5.375%, 05/01/2025	760	786

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 09/15/2027 (A)	$2,974	$3,045
Live Nation Entertainment
5.625%, 03/15/2026 (A)	264	281
4.875%, 11/01/2024 (A)	1,782	1,844
4.750%, 10/15/2027 (A)	2,898	3,000
McClatchy
9.000%, 07/15/2026	3,470	3,140
Meredith
6.875%, 02/01/2026	490	509
Netflix
5.875%, 02/15/2025	1,415	1,578
5.875%, 11/15/2028	470	521
5.375%, 11/15/2029 (A)	205	218
4.875%, 04/15/2028	1,994	2,071
4.875%, 06/15/2030 (A)	235	239
Nexstar (Escrow Security)
5.625%, 07/15/2027 (A)	4,584	4,831
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	50	52
Outfront Media Capital
5.000%, 08/15/2027 (A)	730	765
Qwest
6.875%, 09/15/2033	1,954	1,963
Radiate Holdco
6.625%, 02/15/2025 (A)	2,897	2,926
Sable International Finance
5.750%, 09/07/2027 (A)	2,441	2,588
Salem Media Group
6.750%, 06/01/2024 (A)	3,640	3,349
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	1,242	1,301
Sinclair Television Group
5.625%, 08/01/2024 (A)	100	103
5.125%, 02/15/2027 (A)	2,871	2,950
Sirius XM Radio
5.500%, 07/01/2029 (A)	2,160	2,336
5.375%, 04/15/2025 (A)	1,060	1,095
5.375%, 07/15/2026 (A)	1,962	2,084
5.000%, 08/01/2027 (A)	746	787
4.625%, 07/15/2024 (A)	340	357
Sprint
7.875%, 09/15/2023	5,059	5,582
7.625%, 02/15/2025	11,141	12,225
7.625%, 03/01/2026	1,490	1,643
7.250%, 09/15/2021	1,285	1,359
7.125%, 06/15/2024	913	985
Sprint Capital
8.750%, 03/15/2032	4,040	4,904
TEGNA
5.000%, 09/15/2029 (A)	994	1,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Telecom Italia
5.303%, 05/30/2024 (A)	$710	$763
Telecom Italia Capital
6.375%, 11/15/2033	300	333
6.000%, 09/30/2034	3,635	3,899
Telesat Canada
6.500%, 10/15/2027 (A)	2,879	3,001
4.875%, 06/01/2027 (A)	2,170	2,208
T-Mobile USA
6.500%, 01/15/2024	535	550
6.500%, 01/15/2026	1,370	1,469
6.375%, 03/01/2025	2,445	2,527
4.750%, 02/01/2028	5,639	5,909
4.500%, 02/01/2026	3,253	3,334
0.000%, 01/15/2024 (B)(C)	535	–
0.000%, 03/01/2025 (B)(C)	1,905	–
0.000%, 01/15/2026 (B)(C)	3,126	–
Townsquare Media
6.500%, 04/01/2023 (A)	3,020	3,065
Twitter
3.875%, 12/15/2027 (A)	841	841
United States Cellular
6.700%, 12/15/2033	1,289	1,411
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,960	2,015
Videotron
5.375%, 06/15/2024 (A)	660	726
5.125%, 04/15/2027 (A)	240	257
Windstream Services
10.500%, 06/30/2024 (A)(D)	1,115	435
9.000%, 06/30/2025 (A)(D)	2,026	770
8.625%, 10/31/2025 (A)(D)	100	96

		224,075

Consumer Discretionary – 14.5%
1011778 BC ULC
4.375%, 01/15/2028 (A)	1,570	1,574
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	867	895
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(D)	150	1
9.500%, 02/15/2004 (B)(D)	25	–
7.875%, 01/15/2009 (B)(D)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	830	741
Adient US
7.000%, 05/15/2026 (A)	2,455	2,676
Allied Universal Holdco
6.625%, 07/15/2026 (A)	571	614
Altice Financing
7.500%, 05/15/2026 (A)	6,317	6,791

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.625%, 02/15/2023 (A)	$735	$748
American Axle & Manufacturing
6.625%, 10/15/2022	53	54
6.500%, 04/01/2027	964	1,000
6.250%, 04/01/2025	615	641
6.250%, 03/15/2026	560	573
American Greetings
8.750%, 04/15/2025 (A)	1,215	1,106
Aramark Services
5.000%, 02/01/2028 (A)	1,230	1,296
Arrow Bidco
9.500%, 03/15/2024 (A)	847	809
Ashtead Capital
4.250%, 11/01/2029 (A)	708	723
4.125%, 08/15/2025 (A)	375	385
4.000%, 05/01/2028 (A)	385	389
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,750	–
BidFair
7.375%, 10/15/2027 (A)	1,416	1,434
Boyd Gaming
6.000%, 08/15/2026	300	322
4.750%, 12/01/2027 (A)	1,837	1,908
Boyne USA
7.250%, 05/01/2025 (A)	125	136
Caesars Resort Collection
5.250%, 10/15/2025 (A)	3,210	3,322
Capitol Investment Merger Sub 2
10.000%, 08/01/2024 (A)	2,265	2,350
CBS Radio
7.250%, 11/01/2024 (A)	1,815	1,910
Cedar Fair
5.375%, 06/01/2024	2,338	2,402
5.250%, 07/15/2029 (A)	384	414
Cengage Learning
9.500%, 06/15/2024 (A)	3,270	2,829
Century Communities
6.750%, 06/01/2027 (A)	1,441	1,545
5.875%, 07/15/2025	1,061	1,106
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	1,706	1,804
Claire’s Stores
9.000%, 03/15/2019 (D)	815	–
Constellation
8.500%, 09/15/2025 (A)	485	423
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	885	834
CSC Holdings
10.875%, 10/15/2025 (A)	1,647	1,841
7.500%, 04/01/2028 (A)	1,950	2,203
6.750%, 11/15/2021	1,250	1,345

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.625%, 10/15/2025 (A)	$420	$447
6.500%, 02/01/2029 (A)	3,335	3,719
5.750%, 01/15/2030 (A)	2,655	2,834
5.500%, 05/15/2026 (A)	1,660	1,758
5.500%, 04/15/2027	247	265
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	3,029	3,245
Dana
5.375%, 11/15/2027	1,730	1,782
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	730	780
Delphi Technologies
5.000%, 10/01/2025 (A)	7,597	7,027
Diamond Resorts International
10.750%, 09/01/2024 (A)	2,105	2,205
eG Global Finance
8.500%, 10/30/2025 (A)	1,695	1,799
6.750%, 02/07/2025 (A)	3,145	3,192
Enterprise Development Authority
12.000%, 07/15/2024 (A)	1,545	1,769
ESH Hospitality
5.250%, 05/01/2025 (A)	1,785	1,845
4.625%, 10/01/2027 (A)	2,708	2,742
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A)(C)(D)	3,108	–
Ford Motor Credit
4.687%, 06/09/2025	655	681
4.542%, 08/01/2026	230	235
GCI
6.875%, 04/15/2025	1,620	1,693
6.625%, 06/15/2024 (A)	1,465	1,586
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	1,838	1,935
Getty Images
9.750%, 03/01/2027 (A)	2,145	2,129
Golden Nugget
8.750%, 10/01/2025 (A)	3,131	3,348
Group 1 Automotive
5.000%, 06/01/2022	1,875	1,901
GrubHub Holdings
5.500%, 07/01/2027 (A)	1,326	1,241
Guitar Center
13.000% cash/0% PIK, 04/15/2022 (A)	6,306	4,856
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	1,230	1,211
Hanesbrands
4.625%, 05/15/2024 (A)	2,000	2,109
Hilton Domestic Operating
5.125%, 05/01/2026	562	591
Hilton Worldwide Finance
4.875%, 04/01/2027	90	96

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 04/01/2025	$530	$544
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	2,630	2,696
iHeartCommunications
8.375%, 05/01/2027	3,564	3,938
6.375%, 05/01/2026	169	183
5.250%, 08/15/2027 (A)	2,763	2,891
IHO Verwaltungs GmbH
6.375% cash/0% PIK, 05/15/2029 (A)	930	999
6.000% cash/0% PIK, 05/15/2027 (A)	930	986
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)	2,482	2,457
Installed Building Products
5.750%, 02/01/2028 (A)	1,193	1,275
International Game Technology
6.500%, 02/15/2025 (A)	625	702
6.250%, 01/15/2027 (A)	2,608	2,934
IRB Holding
6.750%, 02/15/2026 (A)	3,260	3,415
Jack Ohio Finance
6.750%, 11/15/2021 (A)	81	83
JC Penney
6.375%, 10/15/2036 (C)	4,200	1,344
KFC Holding
4.750%, 06/01/2027 (A)	1,248	1,313
L Brands
7.500%, 06/15/2029	483	498
6.875%, 11/01/2035	37	33
6.750%, 07/01/2036	1,225	1,075
5.250%, 02/01/2028	1,840	1,743
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	4,189	4,440
Liberty Interactive
8.250%, 02/01/2030	3,602	3,557
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	1,375	1,437
Lithia Motors
4.625%, 12/15/2027 (A)	1,510	1,552
Marriott Ownership Resorts
6.500%, 09/15/2026	555	604
Mattamy Group
6.500%, 10/01/2025 (A)	1,115	1,190
Mattel
6.750%, 12/31/2025 (A)	4,503	4,840
5.875%, 12/15/2027 (A)	190	200
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (A)	595	512
Melco Resorts Finance
5.375%, 12/04/2029 (A)	304	312
5.250%, 04/26/2026	826	853

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Men’s Wearhouse
7.000%, 07/01/2022	$819	$782
MGM China Holdings
5.875%, 05/15/2026 (A)	670	710
5.375%, 05/15/2024 (A)	810	843
MGM Resorts International
6.000%, 03/15/2023	1,535	1,685
5.750%, 06/15/2025	1,305	1,462
5.500%, 04/15/2027	1,322	1,467
4.625%, 09/01/2026	1,572	1,666
Midcontinent Communications
5.375%, 08/15/2027 (A)	637	674
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)(D)	175	–
Monitronics International
9.125%, 04/01/2020 (B)(D)	5,936	–
Motion Bondco DAC
6.625%, 11/15/2027 (A)	612	647
National CineMedia
5.875%, 04/15/2028 (A)	150	159
Neiman Marcus Group
14.000% cash/0% PIK, 04/25/2024 (A)	640	327
8.750% cash/0% PIK, 10/15/2021 (A)(C)	762	579
8.750%, 10/25/2024 (A)	1,035	336
8.000%, 10/15/2021 (A)(C)	820	623
8.000%, 10/25/2024 (A)	631	200
Newell Brands
5.375%, 04/01/2036	75	81
4.200%, 04/01/2026	965	1,006
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	1,526	1,622
6.250%, 05/15/2026 (A)	2,314	2,493
Party City Holdings
6.625%, 08/01/2026 (A)	746	526
PetSmart
8.875%, 06/01/2025 (A)	1,141	1,127
7.125%, 03/15/2023 (A)	1,415	1,386
5.875%, 06/01/2025 (A)	1,104	1,125
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	575	535
PulteGroup
5.000%, 01/15/2027	987	1,075
Quebecor Media
5.750%, 01/15/2023	460	500
QVC
4.450%, 02/15/2025	889	919
Scientific Games International
8.250%, 03/15/2026 (A)	1,375	1,516
7.000%, 05/15/2028 (A)	846	907
5.000%, 10/15/2025 (A)	2,253	2,357

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Service International
7.500%, 04/01/2027	$640	$781
4.625%, 12/15/2027	595	620
Six Flags Entertainment
5.500%, 04/15/2027 (A)	611	651
4.875%, 07/31/2024 (A)	1,928	1,998
Speedway Motorsports
4.875%, 11/01/2027 (A)	846	858
SRS Distribution
8.250%, 07/01/2026 (A)	2,117	2,186
Staples
10.750%, 04/15/2027 (A)	1,355	1,375
7.500%, 04/15/2026 (A)	1,670	1,733
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	229	248
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,955	3,955
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,000	1,068
Tempur Sealy International
5.625%, 10/15/2023	455	468
5.500%, 06/15/2026	455	480
Tenneco
5.375%, 12/15/2024	170	160
5.000%, 07/15/2026	940	865
Terrier Media Buyer
8.875%, 12/15/2027 (A)	2,605	2,755
Toll Brothers Finance
3.800%, 11/01/2029	710	706
Twin River Worldwide Holdings
6.750%, 06/01/2027 (A)	1,240	1,293
Uber Technologies
8.000%, 11/01/2026 (A)	892	930
Univision Communications
5.125%, 02/15/2025 (A)	1,186	1,173
Urban One
7.375%, 04/15/2022 (A)	5,652	5,567
Viking Cruises
6.250%, 05/15/2025 (A)	1,850	1,926
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	1,455	1,528
5.500%, 05/15/2029 (A)	1,191	1,261
Vista Outdoor
5.875%, 10/01/2023	995	952
William Carter
5.625%, 03/15/2027 (A)	225	242
Wolverine World Wide
5.000%, 09/01/2026 (A)	2,544	2,582
WW International
8.625%, 12/01/2025 (A)	3,232	3,428

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wynn Las Vegas
5.500%, 03/01/2025 (A)	$1,305	$1,396
Wynn Resorts Finance
5.125%, 10/01/2029 (A)	560	601
Yum! Brands
6.875%, 11/15/2037	2,015	2,337
5.350%, 11/01/2043	130	129
4.750%, 01/15/2030 (A)	94	99
Ziggo Bond BV
6.000%, 01/15/2027 (A)	1,528	1,612
Ziggo BV
5.500%, 01/15/2027 (A)	4,179	4,440

		238,509

Consumer Staples – 3.1%
Albertsons
7.500%, 03/15/2026 (A)	1,570	1,762
5.875%, 02/15/2028 (A)	283	301
5.750%, 03/15/2025	1,207	1,249
4.625%, 01/15/2027 (A)	1,717	1,715
B&G Foods
5.250%, 04/01/2025	643	661
Central Garden & Pet
6.125%, 11/15/2023	495	511
5.125%, 02/01/2028	765	792
Chobani
7.500%, 04/15/2025 (A)	3,107	3,123
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,510	1,582
Cott Holdings
5.500%, 04/01/2025 (A)	1,245	1,301
Coty
6.500%, 04/15/2026 (A)	360	379
Dole Food
7.250%, 06/15/2025 (A)	1,035	1,001
Energizer Holdings
7.750%, 01/15/2027 (A)	565	631
5.500%, 06/15/2025 (A)	745	773
First Quality Finance
5.000%, 07/01/2025 (A)	2,016	2,097
Fresh Market
9.750%, 05/01/2023 (A)	555	278
High Ridge Brands
8.875%, 03/15/2025 (A)(D)	445	1
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	2,220	2,415
JBS USA LUX
5.500%, 01/15/2030 (A)	1,398	1,502
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	250	265

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New Albertsons
8.700%, 05/01/2030	$955	$1,037
Performance Food Group
5.500%, 10/15/2027 (A)	2,010	2,148
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	2,498	2,701
Post Holdings
5.750%, 03/01/2027 (A)	995	1,067
5.625%, 01/15/2028 (A)	805	867
5.500%, 03/01/2025 (A)	565	592
5.500%, 12/15/2029 (A)	471	502
5.000%, 08/15/2026 (A)	2,978	3,146
Revlon Consumer Products
6.250%, 08/01/2024	287	136
5.750%, 02/15/2021	196	166
Rite Aid
7.700%, 02/15/2027	1,815	1,488
6.125%, 04/01/2023 (A)	3,680	3,386
Sigma Holdco BV
7.875%, 05/15/2026 (A)	2,595	2,595
Simmons Foods
5.750%, 11/01/2024 (A)	2,902	2,917
Spectrum Brands
5.750%, 07/15/2025	890	929
5.000%, 10/01/2029 (A)	100	103
TreeHouse Foods
6.000%, 02/15/2024 (A)	630	653
Vector Group
10.500%, 11/01/2026 (A)	3,220	3,329
6.125%, 02/01/2025 (A)	605	595

		50,696

Energy – 8.1%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	767	674
5.750%, 01/15/2028 (A)	155	135
5.375%, 09/15/2024	280	260
Antero Resources
5.625%, 06/01/2023	420	337
5.125%, 12/01/2022	380	339
Archrock Partners
6.250%, 04/01/2028 (A)	1,138	1,172
6.000%, 10/01/2022	635	640
Ascent Resources Utica Holdings
7.000%, 11/01/2026 (A)	40	32
Blue Racer Midstream
6.625%, 07/15/2026 (A)	205	186
6.125%, 11/15/2022 (A)	2,133	2,090
Buckeye Partners
4.125%, 12/01/2027	1,068	1,032

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Calfrac Holdings
8.500%, 06/15/2026 (A)	$2,748	$1,127
California Resources
5.000%, 01/15/2020	363	349
Carrizo Oil & Gas
8.250%, 07/15/2025	548	560
6.250%, 04/15/2023	245	249
Centennial Resource Production
6.875%, 04/01/2027 (A)	2,186	2,273
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	845	974
5.875%, 03/31/2025	360	405
5.125%, 06/30/2027	3,898	4,308
3.700%, 11/15/2029 (A)	565	577
Cheniere Energy Partners
5.625%, 10/01/2026	549	581
5.250%, 10/01/2025	1,625	1,693
4.500%, 10/01/2029 (A)	1,998	2,053
Chesapeake Energy
11.500%, 01/01/2025 (A)	424	400
7.500%, 10/01/2026	2,515	1,383
7.000%, 10/01/2024	645	389
6.125%, 02/15/2021	1,567	1,450
Citgo Holding
9.250%, 08/01/2024 (A)	2,037	2,185
CITGO Petroleum
6.250%, 08/15/2022 (A)	2,130	2,159
CNX Midstream Partners
6.500%, 03/15/2026 (A)	2,400	2,214
Covey Park Energy
7.500%, 05/15/2025 (A)	1,114	958
Crestwood Midstream Partners
6.250%, 04/01/2023	565	576
5.750%, 04/01/2025	1,495	1,529
5.625%, 05/01/2027 (A)	265	269
DCP Midstream Operating
8.125%, 08/16/2030	1,285	1,574
5.125%, 05/15/2029	538	558
Delek Logistics Partners
6.750%, 05/15/2025	811	807
Denbury Resources
9.250%, 03/31/2022 (A)	484	456
9.000%, 05/15/2021 (A)	707	684
Energy Transfer
5.500%, 06/01/2027	1,564	1,591
EnLink Midstream
5.375%, 06/01/2029	3,731	3,507
EnLink Midstream Partners
4.850%, 07/15/2026	190	178
4.400%, 04/01/2024	365	354

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ensign Drilling
9.250%, 04/15/2024 (A)	$1,615	$1,524
Enviva Partners
6.500%, 01/15/2026 (A)	560	600
EP Energy
9.375%, 05/01/2020 (D)	972	1
9.375%, 05/01/2024 (A)(C)(D)	1,017	20
8.000%, 11/29/2024 (A)(D)	370	185
8.000%, 02/15/2025 (A)(D)	653	13
7.750%, 05/15/2026 (A)(D)	1,385	990
6.375%, 06/15/2023 (D)	669	1
Equities
3.900%, 10/01/2027	1,852	1,723
Exterran Energy Solutions
8.125%, 05/01/2025	3,020	2,975
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	1,943	1,214
5.625%, 02/01/2026 (A)	2,610	1,566
FTS International
6.250%, 05/01/2022	3,011	1,957
Genesis Energy
6.500%, 10/01/2025	805	779
Great Western Petroleum
9.000%, 09/30/2021 (A)	1,677	1,499
Gulfport Energy
6.375%, 05/15/2025	170	108
6.375%, 01/15/2026	1,303	808
6.000%, 10/15/2024	215	152
Hess Midstream Operations
5.625%, 02/15/2026 (A)	1,515	1,577
5.125%, 06/15/2028 (A)	575	582
Hilcorp Energy I
6.250%, 11/01/2028 (A)	660	627
5.750%, 10/01/2025 (A)	885	863
5.000%, 12/01/2024 (A)	1,870	1,808
Laredo Petroleum
6.250%, 03/15/2023	1,127	1,057
Matador Resources
5.875%, 09/15/2026	1,317	1,320
McDermott Technology Americas
10.625%, 05/01/2024 (A)(D)	390	33
MEG Energy
7.000%, 03/31/2024 (A)	405	408
6.500%, 01/15/2025 (A)	460	478
6.375%, 01/30/2023 (A)	245	246
Midstates Petroleum (Escrow Security)
10.000%, 06/01/2020 (B)(D)	720	–
MPLX
6.250%, 10/15/2022 (A)	95	97
Nabors Industries
5.750%, 02/01/2025	430	387

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NGL Energy Partners
6.125%, 03/01/2025	$1,466	$1,382
NGPL PipeCo
4.875%, 08/15/2027 (A)	95	101
Nine Energy Service
8.750%, 11/01/2023 (A)	1,414	1,145
Noble Holding International
8.950%, 04/01/2045	1,755	737
7.750%, 01/15/2024	1,865	969
Northern Oil and Gas
8.500% cash/0% PIK, 05/15/2023	1,678	1,737
Oasis Petroleum
6.875%, 03/15/2022	35	34
6.875%, 01/15/2023	790	772
6.250%, 05/01/2026 (A)	375	311
Parkland Fuel
5.875%, 07/15/2027 (A)	1,470	1,581
Parsley Energy
5.375%, 01/15/2025 (A)	848	873
5.250%, 08/15/2025 (A)	395	406
PBF Holding
7.000%, 11/15/2023	2,475	2,568
PDC Energy
5.750%, 05/15/2026	1,650	1,646
Peabody Energy
6.375%, 03/31/2025 (A)	1,737	1,598
6.000%, 03/31/2022 (A)	340	332
Precision Drilling
7.750%, 12/15/2023	280	279
7.125%, 01/15/2026 (A)	285	271
6.500%, 12/15/2021	27	27
QEP Resources
5.625%, 03/01/2026	714	696
Range Resources
5.000%, 08/15/2022	1,642	1,609
5.000%, 03/15/2023	953	877
4.875%, 05/15/2025	893	763
Rowan
7.375%, 06/15/2025	1,285	778
5.850%, 01/15/2044	2,145	1,051
5.400%, 12/01/2042	280	136
4.875%, 06/01/2022	480	350
Seven Generations Energy
5.375%, 09/30/2025 (A)	1,419	1,426
Seventy Seven Energy (Escrow Security)
6.500%, 10/15/2020 (B)(D)	305	–
Seventy Seven Operating (Escrow Security)
6.625%, 10/15/2020 (B)(D)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	1,689	1,609

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SM Energy
6.625%, 01/15/2027	$258	$253
6.125%, 11/15/2022	105	106
5.625%, 06/01/2025	295	280
5.000%, 01/15/2024	1,288	1,227
Southwestern Energy
7.750%, 10/01/2027	1,486	1,376
7.500%, 04/01/2026	1,591	1,472
6.200%, 01/23/2025	406	372
Summit Midstream Holdings
5.750%, 04/15/2025	1,131	864
5.500%, 08/15/2022	1,548	1,378
Sunoco
5.875%, 03/15/2028	1,585	1,683
5.500%, 02/15/2026	1,515	1,572
Targa Resources Partners
6.875%, 01/15/2029 (A)	288	320
6.750%, 03/15/2024	3,375	3,497
6.500%, 07/15/2027 (A)	3,388	3,710
5.875%, 04/15/2026	375	398
5.000%, 01/15/2028	2,056	2,097
4.250%, 11/15/2023	65	66
Transocean
9.000%, 07/15/2023 (A)	1,400	1,479
7.500%, 01/15/2026 (A)	355	350
7.500%, 04/15/2031	1,506	1,167
7.250%, 11/01/2025 (A)	305	299
Transocean Guardian
5.875%, 01/15/2024 (A)	1,662	1,699
Transocean Pontus
6.125%, 08/01/2025 (A)	2,107	2,159
Transocean Poseidon
6.875%, 02/01/2027 (A)	2,176	2,307
Transocean Sentry
5.375%, 05/15/2023 (A)	300	305
USA Compression Partners
6.875%, 04/01/2026	1,805	1,895
Vine Oil & Gas
9.750%, 04/15/2023 (A)	2,497	1,249
Whiting Petroleum
6.625%, 01/15/2026	515	351
6.250%, 04/01/2023	350	293
WPX Energy
8.250%, 08/01/2023	321	369
5.750%, 06/01/2026	199	213
5.250%, 10/15/2027	860	907

		132,642

Financials – 4.6%
Acrisure
10.125%, 08/01/2026 (A)	699	753

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
8.125%, 02/15/2024 (A)	$1,556	$1,692
7.000%, 11/15/2025 (A)	611	590
AHP Health Partners
9.750%, 07/15/2026 (A)	1,559	1,713
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	2,087	2,235
Ally Financial
5.750%, 11/20/2025	520	582
4.625%, 05/19/2022	905	948
AmWINS Group
7.750%, 07/01/2026 (A)	559	618
Ares Capital
4.250%, 03/01/2025	1,138	1,189
AssuredPartners
7.000%, 08/15/2025 (A)	3,039	3,091
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	2,077	2,239
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 12/15/2168	1,880	2,054
BCD Acquisition
9.625%, 09/15/2023 (A)	1,890	1,947
BGC Partners
3.750%, 10/01/2024	1,415	1,412
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 11/15/2168	50	55
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2168	280	281
Donnelley Financial Solutions
8.250%, 10/15/2024	603	616
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	1,380	1,470
Freedom Mortgage
8.250%, 04/15/2025 (A)	3,765	3,691
8.125%, 11/15/2024 (A)	1,725	1,695
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	1,945	1,994
HUB International
7.000%, 05/01/2026 (A)	903	955
Hunt
6.250%, 02/15/2026 (A)	937	925
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,440	1,559
Jefferies Finance
6.250%, 06/03/2026 (A)	834	873
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%, 06/27/2168	1,965	2,171
LPL Holdings
5.750%, 09/15/2025 (A)	1,722	1,802

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 11/15/2027 (A)	$2,700	$2,754
Merger Sub II
10.750%, 08/01/2027 (A)	1,600	1,600
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027 (A)	204	227
5.625%, 05/01/2024	1,130	1,236
4.500%, 09/01/2026	1,618	1,703
4.500%, 01/15/2028	95	99
MSCI
5.375%, 05/15/2027 (A)	300	323
4.000%, 11/15/2029 (A)	1,415	1,435
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	3,801	4,210
8.125%, 07/15/2023 (A)	995	1,053
Navient
7.250%, 09/25/2023	576	651
NFP
8.000%, 07/15/2025 (A)	2,076	2,117
Quicken Loans
5.250%, 01/15/2028 (A)	2,719	2,814
Saracen Development
11.000%, 10/15/2025 (A)(B)	2,230	2,308
Service Properties Trust
4.950%, 02/15/2027	1,415	1,468
Springleaf Finance
7.125%, 03/15/2026	3,005	3,474
6.875%, 03/15/2025	1,715	1,951
6.625%, 01/15/2028	342	386
5.375%, 11/15/2029	2,441	2,548
Starwood Property Trust
4.750%, 03/15/2025	1,366	1,441
Tempo Acquisition
6.750%, 06/01/2025 (A)	985	1,017
WeWork
7.875%, 05/01/2025 (A)	2,990	2,467

		76,432

Health Care – 7.1%
21st Century Oncology
10.000% cash/0% PIK, 04/30/2023 (B)(C)	417	379
Acadia Healthcare
5.625%, 02/15/2023	2,560	2,602
5.125%, 07/01/2022	264	266
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	3,255	2,913
AMN Healthcare
4.625%, 10/01/2027 (A)	3,493	3,502
ASP AMC
8.000%, 05/15/2025 (A)	3,794	2,523

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Avantor
6.000%, 10/01/2024 (A)	$575	$613
Bausch Health
9.000%, 12/15/2025 (A)	1,695	1,928
7.000%, 03/15/2024 (A)	805	837
7.000%, 01/15/2028 (A)	290	320
6.500%, 03/15/2022 (A)	900	920
6.125%, 04/15/2025 (A)	2,535	2,619
5.875%, 05/15/2023 (A)	330	333
5.500%, 03/01/2023 (A)	1,352	1,359
5.250%, 01/30/2030 (A)	2,335	2,421
5.000%, 01/30/2028 (A)	546	561
Bausch Health Americas
9.250%, 04/01/2026 (A)	3,936	4,521
8.500%, 01/31/2027 (A)	2,301	2,620
BCPE Cycle Merger Sub II
10.625%, 07/15/2027 (A)	425	436
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	453	475
Centene
6.125%, 02/15/2024	200	208
5.375%, 06/01/2026 (A)	4,005	4,250
4.750%, 01/15/2025	3,619	3,759
4.625%, 12/15/2029 (A)	2,607	2,741
4.250%, 12/15/2027 (A)	652	671
Charles River Laboratories International
5.500%, 04/01/2026 (A)	1,425	1,532
4.250%, 05/01/2028 (A)	846	862
CHS
8.625%, 01/15/2024 (A)	2,105	2,231
8.000%, 03/15/2026 (A)	944	973
DaVita
5.000%, 05/01/2025	1,957	2,013
Encompass Health
5.750%, 09/15/2025	1,587	1,662
4.750%, 02/01/2030	415	431
4.500%, 02/01/2028	1,231	1,276
Endo
6.000%, 07/15/2023 (A)	3,249	2,347
Endo Finance
5.750%, 01/15/2022 (A)	981	726
Envision Healthcare
8.750%, 10/15/2026 (A)	3,112	1,929
HCA
5.875%, 02/15/2026	4,595	5,225
5.875%, 02/01/2029	2,345	2,712
5.625%, 09/01/2028	696	793
5.375%, 02/01/2025	6,756	7,471
5.375%, 09/01/2026	2,136	2,379
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	625	650

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 09/15/2027 (A)	$746	$767
Hologic
4.375%, 10/15/2025 (A)	440	454
Horizon Pharma USA
5.500%, 08/01/2027 (A)	2,417	2,611
Immucor
11.125%, 02/15/2022 (A)	1,030	1,027
IQVIA
5.000%, 10/15/2026 (A)	2,243	2,366
5.000%, 05/15/2027 (A)	536	567
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	315	120
5.500%, 04/15/2025 (A)	630	223
MEDNAX
6.250%, 01/15/2027 (A)	425	436
Molina Healthcare
4.875%, 06/15/2025 (A)	1,270	1,305
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)(C)	4,033	3,902
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	5,226	5,193
Par Pharmaceutical
7.500%, 04/01/2027 (A)	1,904	1,894
Prestige Brands
6.375%, 03/01/2024 (A)	400	416
5.125%, 01/15/2028 (A)	115	120
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	1,057	1,118
Select Medical
6.250%, 08/15/2026 (A)	2,351	2,545
Surgery Center Holdings
6.750%, 07/01/2025 (A)	828	828
Tenet Healthcare
7.000%, 08/01/2025	744	786
6.750%, 06/15/2023	1,160	1,274
6.250%, 02/01/2027 (A)	2,538	2,731
5.125%, 05/01/2025	1,524	1,570
5.125%, 11/01/2027 (A)	480	507
4.875%, 01/01/2026 (A)	1,460	1,529
4.625%, 07/15/2024	3,142	3,217
WellCare Health Plans
5.250%, 04/01/2025	1,365	1,420

		117,915

Industrials – 8.5%
ACCO Brands
5.250%, 12/15/2024 (A)	420	437
ADT Security
4.875%, 07/15/2032 (A)	735	674
Advanced Drainage Systems
5.000%, 09/30/2027 (A)	383	395

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Alcoa
5.125%, 10/01/2024	$30	$33
Allison Transmission
5.875%, 06/01/2029 (A)	210	230
5.000%, 10/01/2024 (A)	220	225
4.750%, 10/01/2027 (A)	2,302	2,389
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,118	1,135
American Woodmark
4.875%, 03/15/2026 (A)	585	600
Amsted Industries
4.625%, 05/15/2030 (A)	797	803
Arconic
5.900%, 02/01/2027	535	613
ASGN
4.625%, 05/15/2028 (A)	1,122	1,153
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,270	1,318
5.750%, 07/15/2027 (A)	646	672
5.250%, 03/15/2025 (A)	195	200
Avolon Holdings Funding
5.250%, 05/15/2024 (A)	682	744
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	850	854
4.500%, 11/15/2026 (A)	1,028	1,059
Bombardier
7.875%, 04/15/2027 (A)	3,002	3,088
7.500%, 12/01/2024 (A)	2,113	2,220
7.500%, 03/15/2025 (A)	475	490
6.000%, 10/15/2022 (A)	1,645	1,645
Builders FirstSource
6.750%, 06/01/2027 (A)	451	494
5.625%, 09/01/2024 (A)	1,015	1,056
BWX Technologies
5.375%, 07/15/2026 (A)	1,613	1,710
CDW
5.000%, 09/01/2025	550	575
4.250%, 04/01/2028	485	508
Clean Harbors
5.125%, 07/15/2029 (A)	239	256
4.875%, 07/15/2027 (A)	2,009	2,115
Cloud Crane
10.125%, 08/01/2024 (A)	1,980	2,079
Core & Main
6.125%, 08/15/2025 (A)	1,384	1,443
Core & Main Holdings
8.625% cash/0% PIK, 09/15/2024 (A)	1,235	1,284
DAE Funding
5.750%, 11/15/2023 (A)	1,775	1,861
4.500%, 08/01/2022 (A)	660	670

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EnerSys
4.375%, 12/15/2027 (A)	$559	$552
EnPro Industries
5.750%, 10/15/2026	328	349
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	1,975	2,059
6.500%, 10/01/2025 (A)	640	675
GFL Environmental
8.500%, 05/01/2027 (A)	709	780
7.000%, 06/01/2026 (A)	6,219	6,570
5.375%, 03/01/2023 (A)	1,117	1,150
5.125%, 12/15/2026 (A)	205	216
Global A&T Electronics
8.500%, 01/12/2023	6,194	5,717
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	1,685	1,706
H&E Equipment Services
5.625%, 09/01/2025	3,494	3,660
Harsco
5.750%, 07/31/2027 (A)	465	496
Herc Holdings
5.500%, 07/15/2027 (A)	2,160	2,273
Hertz
7.625%, 06/01/2022 (A)	172	179
7.125%, 08/01/2026 (A)	465	503
6.250%, 10/15/2022	160	162
6.000%, 01/15/2028 (A)	2,518	2,518
5.500%, 10/15/2024 (A)	666	683
Hillman Group
6.375%, 07/15/2022 (A)	3,128	2,909
IAA
5.500%, 06/15/2027 (A)	625	664
Icahn Enterprises
4.750%, 09/15/2024 (A)	3,555	3,653
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	1,224	1,285
4.750%, 01/15/2025 (A)	200	208
JELD-WEN
4.875%, 12/15/2027 (A)	215	220
4.625%, 12/15/2025 (A)	355	365
Korn Ferry
4.625%, 12/15/2027 (A)	1,684	1,692
LTF Merger
8.500%, 06/15/2023 (A)	830	847
Masonite International
5.375%, 02/01/2028 (A)	2,850	3,010
Moog
4.250%, 12/15/2027 (A)	2,085	2,122
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	1,945	2,059

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 03/15/2026 (A)	$2,935	$3,075
Nielsen Finance
5.000%, 04/15/2022 (A)	1,432	1,437
Nielsen Luxembourg Sarl
5.000%, 02/01/2025 (A)	826	851
Novelis
6.250%, 08/15/2024 (A)	200	210
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	300	321
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,044	1,135
RBS Global
4.875%, 12/15/2025 (A)	2,022	2,088
Remington Arms
0.000%, 12/31/2049 (B)(C)	1,245	–
Sensata Technologies
5.000%, 10/01/2025 (A)	1,594	1,732
4.375%, 02/15/2030 (A)	2,432	2,479
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,345	1,449
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	2,908	2,868
SPX FLOW
5.875%, 08/15/2026 (A)	230	243
5.625%, 08/15/2024 (A)	170	177
Standard Industries
4.750%, 01/15/2028 (A)	725	743
Stericycle
5.375%, 07/15/2024 (A)	1,238	1,300
Stevens Holding
6.125%, 10/01/2026 (A)	245	268
Summit Materials
6.125%, 07/15/2023	391	398
5.125%, 06/01/2025 (A)	2,338	2,402
Team Health Holdings
6.375%, 02/01/2025 (A)	833	556
Teck Resources
6.125%, 10/01/2035	269	316
Terex
5.625%, 02/01/2025 (A)	710	733
Titan Acquisition
7.750%, 04/15/2026 (A)	371	367
Titan International
6.500%, 11/30/2023	335	286
TransDigm
6.375%, 06/15/2026	623	661
6.250%, 03/15/2026 (A)	6,025	6,523
5.500%, 11/15/2027 (A)	1,982	2,004
TransDigm UK Holdings
6.875%, 05/15/2026	780	831

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TriMas
4.875%, 10/15/2025 (A)	$205	$211
Triumph Group
7.750%, 08/15/2025	1,405	1,465
6.250%, 09/15/2024 (A)	70	74
Tutor Perini
6.875%, 05/01/2025 (A)	4,965	4,791
United Rentals North America
6.500%, 12/15/2026	580	637
5.875%, 09/15/2026	1,355	1,454
5.500%, 05/15/2027	991	1,062
4.875%, 01/15/2028	1,171	1,219
4.625%, 10/15/2025	1,660	1,707
Univar Solutions USA
5.125%, 12/01/2027 (A)	281	293
Wabash National
5.500%, 10/01/2025 (A)	475	475
Weekley Homes
6.625%, 08/15/2025	3,395	3,522
Welbilt
9.500%, 02/15/2024	240	254
Wolverine Escrow
13.125%, 11/15/2027 (A)	240	247
9.000%, 11/15/2026 (A)	620	649
XPO Logistics
6.750%, 08/15/2024 (A)	1,781	1,935
6.500%, 06/15/2022 (A)	240	245
6.125%, 09/01/2023 (A)	230	237

		140,240

Information Technology – 3.5%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	425
Alliance Data Systems
4.750%, 12/15/2024 (A)	840	838
Anixter
6.000%, 12/01/2025	225	234
5.500%, 03/01/2023	230	242
Ascend Learning
6.875%, 08/01/2025 (A)	530	557
Avaya (Escrow Security)
7.000%, 04/01/2019 (D)	2,794	–
Broadcom
4.750%, 04/15/2029 (A)	1,401	1,532
CA
4.700%, 03/15/2027	1,771	1,930
CDK Global
5.875%, 06/15/2026	120	128
5.250%, 05/15/2029 (A)	190	204
CommScope
5.500%, 06/15/2024 (A)	897	908

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope Finance
8.250%, 03/01/2027 (A)	$2,953	$3,108
6.000%, 03/01/2026 (A)	1,300	1,383
5.500%, 03/01/2024 (A)	1,735	1,809
CommScope Technologies
6.000%, 06/15/2025 (A)	2,525	2,528
5.000%, 03/15/2027 (A)	634	596
Dell International
6.020%, 06/15/2026 (A)	2,691	3,098
DXC Technology
4.750%, 04/15/2027	852	918
Entegris
4.625%, 02/10/2026 (A)	1,306	1,352
Fair Isaac
4.000%, 06/15/2028 (A)	561	565
Gartner
5.125%, 04/01/2025 (A)	245	255
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	2,430	2,627
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,722	1,812
Harland Clarke Holdings
6.875%, 03/01/2020 (A)	601	601
Hughes Satellite Systems
7.625%, 06/15/2021	957	1,023
6.625%, 08/01/2026	140	155
5.250%, 08/01/2026	900	988
Infor US
6.500%, 05/15/2022	2,360	2,395
Informatica
7.125%, 07/15/2023 (A)	735	746
MagnaChip Semiconductor
6.625%, 07/15/2021	345	343
Micron Technology
5.327%, 02/06/2029	1,419	1,628
MTS Systems
5.750%, 08/15/2027 (A)	140	146
NCR
6.125%, 09/01/2029 (A)	450	488
5.750%, 09/01/2027 (A)	1,755	1,869
5.000%, 07/15/2022	2,361	2,386
Nuance Communications
5.625%, 12/15/2026	1,757	1,873
Plantronics
5.500%, 05/31/2023 (A)	874	854
Qorvo
4.375%, 10/15/2029 (A)	840	880
Rackspace Hosting
8.625%, 11/15/2024 (A)	5,160	5,044
Sabre
5.250%, 11/15/2023 (A)	865	888

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SS&C Technologies
5.500%, 09/30/2027 (A)	$1,321	$1,410
Symantec
5.000%, 04/15/2025 (A)	1,885	1,926
TIBCO Software
11.375%, 12/01/2021 (A)	1,859	1,926
ViaSat
5.625%, 09/15/2025 (A)	838	863
VMware
3.900%, 08/21/2027	684	716
Zayo Group
6.375%, 05/15/2025	575	593
6.000%, 04/01/2023	415	424

		57,214

Materials – 7.4%
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	311
6.750%, 09/30/2024 (A)	495	521
6.125%, 05/15/2028 (A)	1,098	1,189
Aleris International
10.750%, 07/15/2023 (A)	693	722
Allegheny Technologies
5.875%, 12/01/2027	174	183
Alpha 2 BV
8.750% cash/0% PIK, 06/01/2023 (A)	1,695	1,729
Alpha 3 BV
6.250%, 02/01/2025 (A)	1,800	1,845
ARD Finance
6.500%, 06/30/2027 (A)	1,309	1,353
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	1,290	1,353
5.250%, 08/15/2027 (A)	1,580	1,663
Ashland
6.875%, 05/15/2043	851	974
Axalta Coating Systems
4.875%, 08/15/2024 (A)	290	300
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	3,240	3,264
Berry Global
5.625%, 07/15/2027 (A)	1,515	1,625
4.500%, 02/15/2026 (A)	2,593	2,663
Berry Global (Escrow Security)
4.875%, 07/15/2026 (A)	1,434	1,512
Boart Longyear Management Pty
10.000% cash/0% PIK, 12/31/2022 (C)	1,849	1,836
BWAY Holding
7.250%, 04/15/2025 (A)	2,892	2,856
Cascades
5.375%, 01/15/2028 (A)	282	290
5.125%, 01/15/2026 (A)	282	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CENVO Corp (Escrow Security)
0.000%, 09/15/2022 (B)	$5,650	$77
CF Industries
5.150%, 03/15/2034	677	757
Chemours
7.000%, 05/15/2025	395	398
6.625%, 05/15/2023	525	527
5.375%, 05/15/2027	511	452
Clearwater Paper
5.375%, 02/01/2025 (A)	910	903
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	998	1,019
Compass Minerals International
6.750%, 12/01/2027 (A)	1,870	1,987
Constellium
6.625%, 03/01/2025 (A)	350	363
5.875%, 02/15/2026 (A)	971	1,027
Cornerstone Chemical
6.750%, 08/15/2024 (A)	5,115	4,757
Crown Americas
4.750%, 02/01/2026	501	529
4.250%, 09/30/2026	1,833	1,923
CVR Partners
9.250%, 06/15/2023 (A)	1,385	1,447
Eldorado
9.500%, 06/01/2024 (A)	1,430	1,541
Element Solutions
5.875%, 12/01/2025 (A)	2,050	2,145
First Quantum Minerals
7.500%, 04/01/2025 (A)	1,835	1,876
6.875%, 03/01/2026 (A)	1,483	1,502
6.500%, 03/01/2024 (A)	560	561
Flex Acquisition
7.875%, 07/15/2026 (A)	822	828
6.875%, 01/15/2025 (A)	2,619	2,639
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	705	749
Freeport-McMoRan
5.450%, 03/15/2043	3,700	3,829
5.400%, 11/14/2034	2,900	3,038
5.250%, 09/01/2029	395	423
5.000%, 09/01/2027	1,060	1,113
4.550%, 11/14/2024	70	74
3.875%, 03/15/2023	2,250	2,291
GCP Applied Technologies
5.500%, 04/15/2026 (A)	575	604
Greif
6.500%, 03/01/2027 (A)	345	373
Hexion
7.875%, 07/15/2027 (A)	3,330	3,463

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
INEOS Group Holdings
5.625%, 08/01/2024 (A)	$1,340	$1,376
Kaiser Aluminum
4.625%, 03/01/2028 (A)	1,200	1,231
Kraton Polymers
7.000%, 04/15/2025 (A)	1,790	1,844
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	290	297
6.750%, 07/15/2026 (A)	390	414
LSB Industries
9.625%, 05/01/2023 (A)	3,485	3,579
Mineral Resources
8.125%, 05/01/2027 (A)	3,005	3,298
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,715	2,620
New Gold
6.375%, 05/15/2025 (A)	1,055	976
6.250%, 11/15/2022 (A)	2,463	2,451
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	1,660	1,245
NOVA Chemicals
5.250%, 06/01/2027 (A)	225	231
5.000%, 05/01/2025 (A)	1,800	1,836
4.875%, 06/01/2024 (A)	300	310
Novelis
5.875%, 09/30/2026 (A)	1,731	1,842
OCI
5.250%, 11/01/2024 (A)	684	710
OI European Group BV
4.000%, 03/15/2023 (A)	1,646	1,658
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	600	655
5.875%, 08/15/2023 (A)	1,015	1,084
Rain CII Carbon
7.250%, 04/01/2025 (A)	5,715	5,554
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(C)(D)	859	–
Reynolds Group
7.000%, 07/15/2024 (A)	1,183	1,223
5.750%, 10/15/2020	1,061	1,062
Reynolds Group Issuer
5.501%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	600	601
Scotts Miracle-Gro
5.250%, 12/15/2026	1,010	1,078
4.500%, 10/15/2029 (A)	927	948
Sealed Air
4.000%, 12/01/2027 (A)	1,128	1,142
Silgan Holdings
4.125%, 02/01/2028 (A)	850	850

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Starfruit Finco BV
8.000%, 10/01/2026 (A)	$1,955	$2,072
Taseko Mines
8.750%, 06/15/2022 (A)	978	812
Trident Merger Sub
6.625%, 11/01/2025 (A)	1,596	1,436
Trident TPI Holdings
9.250%, 08/01/2024 (A)	1,712	1,729
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	630	630
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	818	910
5.500%, 08/15/2026 (A)	1,175	1,238
Tronox
6.500%, 04/15/2026 (A)	668	688
Tronox Finance
5.750%, 10/01/2025 (A)	1,968	2,005
United States Steel
6.250%, 03/15/2026	785	671
Venator Finance Sarl
5.750%, 07/15/2025 (A)	1,737	1,602
Warrior Met Coal
8.000%, 11/01/2024 (A)	2,320	2,355

		125,957

Real Estate — 1.7%
Brookfield Property REIT
5.750%, 05/15/2026 (A)	1,695	1,788
CoreCivic
5.000%, 10/15/2022	245	246
4.625%, 05/01/2023	475	470
Equinix
5.875%, 01/15/2026	605	642
GEO Group
6.000%, 04/15/2026	709	629
5.875%, 01/15/2022	550	546
5.125%, 04/01/2023	1,497	1,404
Iron Mountain
5.250%, 03/15/2028 (A)	1,357	1,412
4.875%, 09/15/2027 (A)	1,667	1,721
4.875%, 09/15/2029 (A)	2,540	2,580
Iron Mountain US Holdings
5.375%, 06/01/2026 (A)	650	679
iStar
4.750%, 10/01/2024	566	587
4.250%, 08/01/2025	1,119	1,131
Kennedy-Wilson
5.875%, 04/01/2024	350	359
Lamar Media
5.750%, 02/01/2026	715	758

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MPT Operating Partnership
5.000%, 10/15/2027	$998	$1,058
4.625%, 08/01/2029	1,695	1,746
Newmark Group
6.125%, 11/15/2023	525	579
Realogy Group
4.875%, 06/01/2023 (A)	986	971
RHP Hotel Properties
5.000%, 04/15/2023	415	423
Ryman Hospitality Properties
4.750%, 10/15/2027 (A)	2,463	2,543
Sabra Health Care
5.125%, 08/15/2026	456	491
SBA Communications
4.875%, 09/01/2024	485	503
Uniti Group
8.250%, 10/15/2023 (A)	840	733
7.125%, 12/15/2024 (A)	730	619
6.000%, 04/15/2023 (A)	2,140	2,054
VICI Properties
4.625%, 12/01/2029 (A)	295	307
4.250%, 12/01/2026 (A)	429	442
VICI Properties 1
8.000%, 10/15/2023	810	877

		28,298

Utilities – 1.8%
AES
6.000%, 05/15/2026	140	149
5.500%, 04/15/2025	415	428
AmeriGas Partners
5.875%, 08/20/2026	485	535
5.500%, 05/20/2025	1,658	1,790
Calpine
5.250%, 06/01/2026 (A)	613	638
5.125%, 03/15/2028 (A)	998	1,019
Clearway Energy Operating
5.750%, 10/15/2025	814	857
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	2,139	2,230
4.250%, 07/15/2024 (A)	2,176	2,266
NRG Energy
7.250%, 05/15/2026	1,890	2,065
6.625%, 01/15/2027	176	191
NSG Holdings
7.750%, 12/15/2025 (A)	1,351	1,493
Talen Energy Supply
6.625%, 01/15/2028 (A)	1,635	1,668
TerraForm Power Operating
5.000%, 01/31/2028 (A)	1,897	2,006
4.250%, 01/31/2023 (A)	1,474	1,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vistra Operations
5.625%, 02/15/2027 (A)	$2,329	$2,454
5.500%, 09/01/2026 (A)	920	975
5.000%, 07/31/2027 (A)	1,883	1,968
4.300%, 07/15/2029 (A)	1,878	1,916
3.700%, 01/30/2027 (A)	2,560	2,544
3.550%, 07/15/2024 (A)	565	572

		29,281

Total Corporate Obligations (Cost $1,208,295) ($ Thousands)		1,221,259

LOAN PARTICIPATIONS – 10.4%
Academy, LTD., Initial Term Loan, 1st Lien
6.100%, VAR LIBOR+4.000%, 07/01/2022	3	2
5.694%, VAR LIBOR+4.000%, 07/01/2022	2,324	1,901
5.691%, VAR LIBOR+4.000%, 07/01/2022	4,175	3,415
Acrisure, LLC, 2017-2 Refinancing Term Loan, 1st Lien
6.195%, 11/22/2023	1,332	1,334
AI Agua Merger (Culligan), Term Loan B-1, 1st Lien
5.049%, 12/13/2023	1,050	1,018
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
5.952%, VAR LIBOR+4.250%, 03/14/2025	1,021	988
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.035%, VAR LIBOR+3.250%, 04/28/2022 (G)	1,684	1,646
Akorn, Inc., Loan, 1st Lien
11.813%, VAR LIBOR+4.250%, 04/16/2021	799	757
Aleris International, Inc., Initial Term Loan, 1st Lien
6.555%, 02/27/2023	1,930	1,928
Alvogen Pharma US, Inc., 2018 Refinancing Term Loan, 1st Lien
6.550%, 04/01/2022	1,283	1,088
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
9.299%, VAR LIBOR+4.250%, 09/02/2024	2,993	2,657
Ascend Learning, LLC, Initial Term Loan, 2nd Lien
4.702%, VAR LIBOR+3.250%, 07/12/2024	142	143

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1st Lien
8.299%, VAR LIBOR+6.000%, 08/04/2025	$2,313	$2,339
Avaya Inc., Tranche B Term Loan, 2nd Lien
5.990%, 12/15/2024	74	72
AVSC Holding Corp., 2019 Incremental Term Loan, 1st Lien
6.486%, VAR LIBOR+4.500%, 10/15/2026	1,030	1,027
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
4.740%, VAR LIBOR+3.000%, 06/02/2025	526	529
Beacon Roofing Supply, Inc., Term Loan B, 1st Lien
4.049%, VAR LIBOR+2.250%, 01/02/2025	1,655	1,661
Big River Steel LLC, Closing Date Term Loan, 1st Lien
6.945%, VAR LIBOR+5.000%, 08/23/2023	1,296	1,292
Boardriders, Inc., Initial Loan, 1st Lien
8.299%, 04/23/2024	1,877	1,741
Brazos Delaware II, LLC, Initial Term Loan, 1st Lien
5.785%, 05/21/2025	1,455	1,238
Buckeye Partners, L.P., Initial Term Loan, 1st Lien
4.441%, VAR LIBOR+2.750%, 11/15/2026	1,745	1,759
BWay Holding Company , Initial Term Loan, 1st Lien
5.234%, VAR LIBOR+3.250%, 04/03/2024	4,611	4,591
3.456%, VAR LIBOR+3.250%, 04/03/2024	3	3
California Resources Corporation, Loan, 2nd Lien
12.180%, VAR LIBOR+10.375%, 12/31/2021	2,363	1,753
Cambrex Corporation, Initial Dollar Term Loan, 1st Lien
6.704%, VAR LIBOR+5.000%, 11/20/2026 (G)	1,255	1,249
Carestream Health, Inc., Extended Term Loan, 1st Lien
11.299%, 06/07/2021	1,637	1,533
7.299%, 02/28/2021	1,464	1,440

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
6.049%, VAR LIBOR+4.250%, 06/07/2023	$3,947	$3,760
Cenveo Corporation, Exit Term Loan
11.210%, 06/07/2023 (B)	9	9
Cenveo Corporation, Exit Term Loan, 1st Lien
11.563%, 06/07/2023 (B)	1,555	1,547
Claire’s Stores, Term Loan, 1st Lien
9.938%, 10/12/2038 (B)	581	988
ConvergeOne Holdings, Corp., Initial Term Loan
6.799%, 01/04/2026	3,266	3,113
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), Term A-1 Loan, 1st Lien
11.062%, 08/31/2022	1,754	1,846
East Valley Tourist Development Authority , Term Loan, 1st Lien
10.064%, VAR LIBOR+8.000%, 09/30/2020 (B)	2,118	2,096
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
5.549%, 10/10/2025	5,780	4,916
Epic Crude Services, LP, Term Loan, 1st Lien
7.040%, 03/02/2026	1,720	1,647
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
8.035%, 06/13/2024	2,078	2,018
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
6.946%, VAR LIBOR+4.750%, 04/28/2021	3	2
Explorer Holdings, Inc., Initial Term Loan, 1st Lien
0.149%, 11/20/2026 (G)	1,282	1,290
Foresight Energy LLC, Term Loan, 1st Lien
7.659%, VAR LIBOR+5.750%, 03/28/2022	1,221	521
Forterra Finance, LLC, Replacement Term Loan, 1st Lien
4.799%, VAR LIBOR+3.000%, 10/25/2023	984	961
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
5.550%, VAR LIBOR+3.750%, 06/15/2024	1,351	1,356
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 07/30/2024	465	468

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Gates Global LLC, Term Loan B, 1st Lien
4.549%, 04/01/2024	$509	$509
Genesee and Wyoming, Inc., Initial Term Loan, 1st Lien
3.906%, 11/06/2026 (G)	1,620	1,634
Go Wireless, Inc., Senior Lien Term Loan, 1st Lien
8.299%, 12/22/2024	1,074	1,029
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
7.445%, VAR LIBOR+5.500%, 11/13/2021 (B)	403	372
Harland Clarke Holdings, Cov-Lite, Term Loan, 1st Lien
6.695%, 11/03/2023	279	221
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
5.799%, 05/30/2025	369	363
Hub International Limited, 2019 Incremental Term Loan, 1st Lien
5.903%, VAR LIBOR+4.000%, 04/25/2025	3,245	3,275
Hummel Station LLC, Construction Term B Advance, 1st Lien
7.799%, VAR LIBOR+6.000%, 10/27/2022	850	749
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
5.691%, VAR LIBOR+4.000%, 05/01/2026 (D)	785	791
II-VI
5.299%, 05/08/2026	1,110	1,114
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
6.430%, 12/19/2022 (B)	656	603
Inteliquent, Term Loan, 1st Lien
6.299%, 02/10/2024	334	299
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.682%, VAR LIBOR+3.750%, 11/27/2023	338	338
Knight Energy Services, Exit Facility Loan
8.500%, 02/09/2024 (B)	54	–
Kronos Acquisition Intermediate Inc., Initial Loan, 1st Lien
6.256%, 05/15/2023	214	209
5.792%, 05/15/2023	111	109
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
6.677%, 08/29/2022	3,397	3,195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Lifescan Global Corporation, Initial Term Loan, 1st Lien
8.085%, 10/01/2024	$28	$27
8.056%, 10/01/2024	5,375	5,103
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 1st Lien
14.390%, VAR LIBOR+12.500%, 12/07/2020 (B)	150	30
Lucid Energy Group II Borrower, LLC, Initial Term Loan, 1st Lien
4.799%, VAR LIBOR+3.000%, 02/17/2025	1,244	1,151
MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien
4.049%, VAR LIBOR+2.500%, 11/19/2021	2,745	2,759
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
9.924%, VAR LIBOR+8.125%, 06/30/2020 (B)	6,957	6,861
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.910%, 05/08/2025 (B)	2,965	2,935
McDermott International, Inc., Term Loan, 3rd Lien
6.945%, 05/12/2025 (D)	2	1
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.799%, VAR LIBOR+4.000%, 05/04/2022	4,077	3,888
Merrill Communications, Term Loan, 1st Lien
7.089%, 09/25/2026 (B)	1,524	1,535
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)(D)	300	–
MLN US HoldCo LLC, Term B Loan, 2nd Lien
6.191%, 11/30/2025	814	767
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.799%, VAR LIBOR+4.000%, 10/13/2023	998	960
Monitronics International
8.299%, 03/29/2024	3,701	3,121
Moxie Liberty LLC, Construction B-1 Advance, 1st Lien
8.802%, VAR LIBOR+6.500%, 08/21/2020	850	751
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.240%, VAR LIBOR+3.500%, 11/06/2024	1,484	1,477

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Neiman Marcus Group LTD LLC, Cash Pay/PIK Extended Term Loan, 1st Lien
8.213%, 10/25/2023	$1,218	$962
Nestle Skin Health, Term Loan B
6.195%, 07/17/2026	715	721
New LightSquared LLC, Loan, 1st Lien
10.635%, VAR LIBOR0.000%, 12/07/2020	113	73
New rue21, LLC, Term Loan, 1st Lien
12.500%, VAR FIXED+12.500%, 09/22/2022	130	114
Nine West Holdings Inc., Term Loan, 1st Lien
9.908%, 03/19/2024	709	693
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
4.960%, VAR LIBOR+3.250%, 10/01/2025	459	458
Ortho-Clinical Diagnostics, Inc., Term Loan B, 1st Lien
5.306%, 06/30/2025	1,770	1,748
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
5.305%, VAR LIBOR+3.500%, 04/30/2026	2,401	2,405
Patterson Companies, Term Loan B, 1st Lien
7.008%, 08/29/2022	1	1
Peak, Term Loan B, 1st Lien
5.445%, 08/01/2024	4,746	3,939
Perforce Software
6.299%, 07/01/2026	644	644
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.177%, VAR LIBOR+3.250%, 01/26/2023	869	736
PetSmart, Inc., Amended Loan, 1st Lien
5.740%, VAR LIBOR+4.000%, 03/11/2022	1,369	1,353
Plantronics, Inc., Initial Term B Loan
4.299%, 07/02/2025	1,111	1,084
Playtika Holding Corp., Term B Loan, 1st Lien
7.799%, VAR LIBOR+6.000%, 12/03/2024	1,960	1,979
Polymer Additives, Inc., Closing Date Term Loan
7.799%, 07/31/2025 (B)	513	400
Pregis Corporation Term Loan
5.799%, 07/31/2026	548	547
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.944%, 09/23/2026	1,587	1,591

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Quorum Health Corporation, Term Loan
8.677%, VAR LIBOR+6.750%, 04/29/2022	$46	$45
Rackspace Hosting, Inc., Term B Loan
4.902%, 11/03/2023	607	588
Radio One, Inc., Initial Term Loan
5.800%, VAR LIBOR+4.000%, 04/18/2023	606	584
Red Lobster Management LLC, Initial Term Loan, 1st Lien
7.049%, 07/28/2021 (B)	779	772
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
5.049%, 10/01/2025	228	230
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
6.202%, 11/16/2025	3,106	3,128
Revlon Consumer Products Corporation, Initial Term B Loan
5.604%, VAR LIBOR+3.500%, 09/07/2023	12	9
5.409%, VAR LIBOR+3.500%, 09/07/2023	4,359	3,326
Schenectady International Group, Inc., Initial Term Loan
6.793%, 10/15/2025	1,851	1,837
6.695%, 10/15/2025	42	42
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.862%, VAR LIBOR+2.750%, 08/14/2024	6	6
4.549%, VAR LIBOR+2.750%, 08/14/2024	440	441
4.452%, VAR LIBOR+2.750%, 08/14/2024	1,817	1,820
Sequa Mezzanine Holdings L.L.C., Initial Term Loan
6.904%, VAR LIBOR+5.000%, 11/28/2021	1,785	1,784
Shutterfly, Insitutional Term Loan, 1st Lien
8.104%, 10/01/2026	260	243
SP PF Buyer LLC, Closing Date Term Loan
6.299%, 12/22/2025	1,532	1,422
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
6.691%, 04/16/2026	1,570	1,542
Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan
4.960%, 10/01/2025	89	89

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Steinway Musical Instruments, Inc., Closing Date Loan
5.490%, 02/14/2025	$1,330	$1,323
Syniverse Holdings, Inc., Tranche C Term Loan
6.846%, VAR LIBOR+5.000%, 03/09/2023	4,282	3,980
Team Health Holdings, Inc., Initial Term Loan
4.549%, VAR LIBOR+2.750%, 02/06/2024	5,183	4,181
Terrier Media, Initial Term Loan, 1st Lien
6.148%, 12/17/2026	2,737	2,763
Titan Acquisition Limited, Initial Term Loan
4.799%, 03/28/2025	1,084	1,064
Traverse Midstream Partners LLC, Advance
5.800%, VAR LIBOR+4.000%, 09/27/2024	4,414	3,963
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
6.813%, VAR LIBOR+5.000%, 06/26/2026	355	352
Ultra Resources, Inc., Loan
5.799%, 04/12/2024	1,827	1,074
Weight Watchers International, Inc., Initial Term Loan
6.720%, 11/29/2024	28	28
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016)
9.750%, VAR LIBOR+4.000%, 03/29/2021	3,498	3,342
Windstream Services, LLC (fka Windstream Corporation), Tranche B-7 Term Loan
9.000%, VAR LIBOR+3.250%, 02/17/2024	579	547
Woodford Express, LLC, Initial Term Loan
6.702%, 01/27/2025	1,239	1,074

Total Loan Participations (Cost $176,722) ($ Thousands)		172,865

ASSET-BACKED SECURITIES – 8.5%

Other Asset-Backed Securities – 8.5%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.875%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(D)	587	23
B&M CLO, Ser 2014-1A, Cl E
7.751%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,480	2,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(B)(G)	$5,640	$28
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(B)(G)	3,274	64
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(G)	4,490	1,706
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2030 (A)(B)(G)	3,390	1,932
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(B)(G)	4,450	3,382
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(B)(G)	5,857	4,451
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(G)	4,663	3,311
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)	3,427	2,399
Battalion Clo XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(B)(G)	3,589	3,104
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(G)	2,531	848
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(B)(I)	3	1,762
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(I)	2,293	1,972
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(I)	6,387	68
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (B)(G)	10,259	6,494
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(G)	7,502	4,989
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(G)	6,715	3,531
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(G)	6,720	4,234
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(B)(G)	6,228	3,924
Benefit Street Partners CLO XIV, Warehouse Note, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(G)	3,809	2,819
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2032 (A)(B)(G)	3,486	3,239
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(G)	1,869	1,177
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(G)	3,139	2,150

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CVP Cascade CLO, Ser 2014-2A, Cl D
6.803%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	$759	$706
CVP Cascade CLO, Ser 2014-2A, Cl E
7.803%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,469	2,093
Dryden 75 CLO, Ser 2019-75A, Cl SUB
0.000%, 07/15/2030 (A)(B)(G)	2,915	2,288
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
9.166%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	3,890	3,774
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(B)(G)	2,907	941
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(B)(G)	4,860	3,815
Great Lakes CLO, Ser 2015-1A, Cl ER
9.361%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(B)	3,253	3,110
Great Lakes CLO, Ser 2015-1A, Cl FR
12.001%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)	1,198	1,009
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(G)	4,519	3,159
Great Lakes CLO, Ser 2017-1A, Cl ER
9.501%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(B)	3,321	3,281
Great Lakes CLO, Ser 2017-1A, Cl FR
12.001%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(B)	1,940	1,707
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2029 (A)(B)(G)	2,484	1,767
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
9.526%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	3,223	2,997
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(B)(G)	651	528
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.073%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(B)	1,559	1,375
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(G)	1,169	939
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(G)	3,797	2,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
7.790%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(B)	$2,499	$2,105
Neuberger Berman CLO XVI-S, Ser 2018-16SA, Cl SUB
0.000%, 01/15/2028 (A)(B)(G)	1,459	1,080
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(B)	112	42
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(B)(G)	3,640	1,929
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
7.990%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)	3,439	3,116
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(G)	7,983	4,658
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(G)	1,655	1,076
Shackleton 2019-XIV Clo, Ser 2019-14A, Cl SUB
0.000%, 07/20/2030 (A)(B)(G)	1,999	1,599
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(B)(G)	7,935	24
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(G)	6,388	4,216
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(G)	9,085	7,077
TCW CLO 2019-2, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(B)(G)	3,528	2,999
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(B)(G)	4,194	2,642
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(G)	2,978	2,074
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(G)	11,892	6,422
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(G)	2,030	1,299
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(G)	1,609	861
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(G)	3,228	2,130

Total Asset-Backed Securities (Cost $117,699) ($ Thousands)		140,857

	Shares

COMMON STOCK – 1.4%
21st Century Oncology *(B)(C)	1,533	62
Amplify Energy	81,558	539

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aspect Software, Cl CR1 *(B)(C)	27,500	$–
Aspect Software, Cl CR2 *(B)(C)	11,134	–
ATD New Holdings *(B)	1,854	47
Avaya Holdings Corp *	23,820	322
Berry Petroleum Corp	330,510	3,117
Cenveo Corp *	38,426	577
CHC Group LLC *	1,075	–
Clear Channel Outdoor Holdings Inc, Cl A *	202,317	579
CUI Acquisition *(B)(C)	3	–
Cumulus Media Inc, Cl A *(C)	70,219	1,234
Global Aviation Holdings Inc, Cl A *(B)	97,655	–
Gymboree *(B)(C)	40,312	20
Halcon Resources Corp	3,699	50
Hexion Holdings *	157,008	1,892
iHeartMedia Inc *	89,378	1,510
Jupiter Resources *(B)	317,569	317
Knight Energy Services *(B)	1,764	–
Medical Card Systems *(B)(C)	284,758	–
Mmodal *(B)	148,769	1,176
Monitronics International *(B)	213,190	3,279
Nine West FKA Premier Brands	92,548	1,203
Parker Drilling	2,817	63
Parker Drilling Co *	76,272	1,716
Quad/Graphics Inc	166	1
Reichhold Industries *(B)(C)	1,427	1,464
Remington Outdoor Company Inc *(B)	12,794	14
Rue 21 *	1,835	121
SandRidge Energy *(C)	3,760,982	34
TE Holdcorp *(B)(C)	50,160	–
Titan Energy LLC *	22,243	1
UCI International Holdings *(B)(C)	27,268	627
VICI Properties Inc ‡	83,722	2,139
Vistra Energy Corp	28,053	645

Total Common Stock (Cost $30,212) ($ Thousands)		22,749

	Face Amount (Thousands)

CONVERTIBLE BONDS – 0.4%
CHC Group CV to 125.0000
13.239%, 10/01/2020 (B)(I)	$55	11
Cheniere Energy
4.250%, 03/15/2045	615	484
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	100	48
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,052	2,796
Liberty Media CV to 22.94686
4.000%, 11/15/2029	493	344
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	300	452

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	$1,912	$2,564
Oasis Petroleum
2.625%, 09/15/2023	105	81
Tutor Perini
2.875%, 06/15/2021	843	802

Total Convertible Bonds (Cost $7,166) ($ Thousands)		7,582

	Shares

PREFERRED STOCK – 0.3%
21st Century Oncology, 0.000% *(B)(C)	1,943	493
Claire’s Stores, 0.000% *(B)(C)	771	685
Crestwood Equity Partners, 9.250% (H)	293,296	2,707
FHLMC, 0.000% *	16,903	301
FNMA, 0.000% *	24,650	432
MYT Holding	384,147	332
TE Holdcorp, 0.000% *(B)	87,794	–

Total Preferred Stock (Cost $5,478) ($ Thousands)		4,950

	Face Amount (Thousands)

MUNICIPAL BONDS – 0.3%

Connecticut – 0.1%
Mohegan Tribal, Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)	$1,790	1,831

Puerto Rico – 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (D)	350	249
5.125%, 07/01/2037 (D)	340	238
5.000%, 07/01/2041 (D)	765	520
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (D)	135	99
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2025 (D)	190	141
5.250%, 07/01/2027 (D)	245	181
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (D)	390	289
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (D)	320	237
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (D)	390	290

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (D)	$250	$184
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (D)	165	122
5.500%, 07/01/2021 (D)	170	126
5.500%, 07/01/2038 (D)	75	56
5.250%, 07/01/2033 (D)	105	78
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (D)	60	44

		2,854

Total Municipal Bonds (Cost $4,297) ($ Thousands)		4,685

	Number of Warrants

WARRANTS – 0.0%
Guitar Center, Expires 12/30/2027 Strike Price $– *(B)	14,007	–
iHeartCommunications, Expires 05/01/2039 Strike Price *(B)	14,644	212
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(B)(C)	2,496	–
Lion Holding, Expires 12/30/2027 Strike Price $– *	1,575	–
Remington Arms, Expires Strike Price $– *‡‡(B)(C)	12,902	–
SandRidge Energy, Expires 10/07/2022 Strike Price $41 *(C)	7,382	–
SandRidge Energy, Expires 10/07/2022 Strike Price $42 *(C)	3,108	–

Total Warrants (Cost $299) ($ Thousands)		212

	Shares

AFFILIATED PARTNERSHIP – 0.0%
SEI Liquidity Fund, L.P. 1.600% **†(I)	1,143	1

Total Affiliated Partnership (Cost $1) ($ Thousands)		1

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 4.2%
SEI Daily Income Trust, Government Fund, Cl F 1.500%**†	68,941,914	$68,942

Total Cash Equivalent (Cost $68,942) ($ Thousands)		68,942

Total Investments in Securities – 99.2% (Cost $1,619,111) ($ Thousands)		$1,644,102

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2019, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX NA.HY.29 5Y	Sell	5.00%	Quarterly	12/20/2022	$(7,014)	$483	$348	$135
CDX.NA.HY.30.5Y	Sell	5.00%	Quarterly	06/20/2023	(2,100)	166	114	52
CDX.NA.HY.31.5Y	Sell	5.00%	Quarterly	12/20/2023	(792)	68	(37)	105

						$717	$425	$292

Percentages	are based on Net Assets of $1,657,943 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $976,430 ($ Thousands), representing 58.9% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of December 31, 2019 was $13,400 ($ Thousands) and represented 0.9% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.

(E)	Securities considered restricted. The total market value of such securities as of December 31, 2019 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)	Unsettled bank loan. Interest rate may not be available.

(G)	Interest rate is unavailable.

(H)	Security is a Master Limited Partnership. At December 31, 2019, such securities amounted to $2,707 ($ Thousands), or 0.2% of the net assets (See Note X).

(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $1 ($ Thousands).

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

CV – Convertible Security

DAC – Designated Activity Company

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

Ltd. – Limited

MTN – Medium Term Note

PIK – Payment-in-Kind

Pty – Proprietary

RB – Revenue Bond

REIT – Real Estate investment Trust

Ser – Series

SPX – Standard & Poor’s 500 Index

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,216,037	5,222	1,221,259
Loan Participations	–	154,716	18,149	172,865
Asset-Backed Securities	–	–	140,857	140,857
Common Stock	13,843	1,900	7,006	22,749
Convertible Bonds	–	7,571	11	7,582
Preferred Stock	3,139	633	1,178	4,950
Municipal Bonds	–	4,685	–	4,685
Warrants	–	–	212	212
Affiliated Partnership	–	1	–	1
Cash Equivalent	68,942	–	–	68,942

Total Investments in Securities	85,924	1,385,543	172,635	1,644,102

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	292	–	292

Total Other Financial Instruments	–	292	–	292

*Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Convertible Bond	Investments in Common Stock	Investments in Preferred Stock	Investments in Warrants	Investments in Asset-Backed Securities
Balance as of October 1, 2019	$2,877	$18,149	$14	$7,090	$1,270	$190	$145,954
Accrued discounts/premiums	26	69	1	–	–	–	41
Realized gain/(loss)	–	2	–	–	–	–	24
Change in unrealized appreciation/(depreciation)	145	(159)	(4)	(84)	(92)	22	(246)
Purchases	2,174	1,148	–	–	–	–	10,064
Sales	–	(96)	–	–	–	–	(14,980)
Net transfer into Level 3	–	–	–	–	–	–	–
Net transfer out of Level 3	–	(964)	–	–	–	–	–

Ending Balance as of December 31, 2019 (1)	$5,222	$18,149	$11	$7,006	$1,178	$212	$140,857

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$141	$221	$(53)	$183	$(42)	$212	$(456)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/9 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares ($)	Income	Capital Gains
SEI Liquidity Fund, L.P.	1	–	–	–	–	1	1,143	–	–
SEI Daily Income Trust, Government Fund, Cl F	90,038	152,506	(173,602)	–	–	68,942	68,941,914	309	–

	90,039	152,506	(173,602)	–	–	68,943	68,943,057	309	–

Amounts designated as “–” are either $0 or have been rounded to $0.

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

High Yield Bond Fund (Continued)

As of December 31, 2019, High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $9.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$–	$–	$–	$715,666	$715,666
Maximum potential amount of future payments	–	–	–	9,906,000	9,906,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$–	$–	$–	$–
101-200	–	–	–	–	–	–
201-300	–	–	9,906,000	–	–	9,906,000
301-400	–	–	–	–	–	–
> than 400	–	–	–	–	–	–
Total	$–	$–	$9,906,000	$–	$–	$9,906,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER – 49.7%

Banks – 10.7%
Analis
1.939%, 02/20/2020	$2,500	$2,493
1.701%, 01/07/2020	4,000	3,999
1.700%, 01/06/2020	2,946	2,945
DBS Bank
1.989%, 02/20/2020	1,000	997
MacQuarie Bank
2.014%, 05/07/2020	2,000	2,001
1.960%, 07/07/2020	1,500	1,500
1.920%, 03/02/2020	2,500	2,492
NRW Bank
1.907%, 04/03/2020	3,000	2,986
1.853%, 01/09/2020	4,000	3,998
Rabobank
1.905%, 02/07/2020	3,000	2,993
UBS AG
2.320%, 04/24/2020 (A)	1,000	994

		27,398

Consumer Staples – 0.8%
Mondelez International
2.053%, 01/15/2020	2,050	2,048

Financials – 36.0%
Alberta Province
1.987%, 02/21/2020 (A)	4,000	3,990
Australia & New Zealand Banking Group
2.115%, 01/10/2020 (A)	1,500	1,500
2.013%, 04/14/2020	1,750	1,741
1.878%, 03/13/2020	5,000	4,981
Bedford Row Funding
1.651%, 01/07/2020	3,000	2,999
Bennington Stark
1.853%, 01/10/2020	3,000	2,998
BPCE
1.962%, 07/31/2020	1,500	1,483
Cancara Asset
1.922%, 04/02/2020	3,000	2,985
CDP Financial
1.781%, 01/02/2020	4,000	3,998
Chariot Funding
2.002%, 01/09/2020	2,000	1,999
CPPIB Capital
2.701%, 03/09/2020 (B)	3,000	2,990

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
CPSERA
2.077%, 08/28/2020	$1,500	$1,501
Crown Point Capital
2.300%, 02/03/2020	1,000	1,000
Dexia Credit Local
2.058%, 02/25/2020	4,000	3,988
Landesbank Hessen Thueringen Giroz
1.918%, 04/24/2020	2,000	1,989
Lexington Parker Capital
2.001%, 01/02/2020	808	808
LMA Americas
2.003%, 01/15/2020	3,000	2,998
Manhattan Asset Funding
2.009%, 03/10/2020	2,000	1,993
National Sec Clearing
1.868%, 06/03/2020	2,000	1,985
1.858%, 06/08/2020	1,500	1,488
Nieuw Amsterdam Receivables
2.003%, 01/15/2020	2,700	2,698
Nordea Bank
2.675%, 04/27/2020	2,000	1,988
Norinchukin Bank
1.940%, 04/29/2020	4,000	4,001
Ontario Teacher Finance Trust
2.610%, 01/02/2020	2,500	2,500
2.151%, 03/23/2020	2,000	1,992
Province of British Columbia
2.030%, 02/04/2020 (A)	2,000	1,997
Regency Markets
2.003%, 01/15/2020	5,000	4,996
Ridgefield Funding Company
1.915%, 04/06/2020	2,000	1,990
Sheffield Receivables
2.023%, 01/10/2020	3,550	3,548
Shell International
2.076%, 06/30/2020	1,000	991
Suncorp-Metway
1.921%, 06/09/2020	1,500	1,486
1.918%, 05/06/2020	3,000	2,979
1.914%, 06/02/2020	2,500	2,479
1.859%, 04/07/2020	2,000	1,989
Thunder Bay Funding
2.122%, 02/03/2020	2,500	2,496
Toyota Motor Credit
2.031%, 01/07/2020	2,000	2,000

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Victory Receivables
2.009%, 03/10/2020	$3,000	$2,989

		92,533

Industrials – 1.3%
Coca-Cola
2.162%, 05/12/2020	1,000	994
Rogers Communications
1.954%, 01/14/2020	2,300	2,298

		3,292

Materials – 0.9%
Nutrien
2.004%, 01/23/2020	2,300	2,297

Total Commercial Paper (Cost $127,551) ($ Thousands)		127,568

CORPORATE OBLIGATIONS – 8.4%

Banks – 1.2%
Credit Industriel et Commercial
2.000%, VAR ICE LIBOR USD 1 Month+0.220%, 04/24/2020	1,000	1,000
Skandinaviska Enskilda Banken NY
2.014%, VAR ICE LIBOR USD 1 Month+0.250%, 08/19/2020	2,000	1,999

		2,999

Consumer Discretionary – 1.5%
Jets Stadium Development
1.876%, 04/01/2047 (A)(C)	4,000	4,000

Financials – 5.3%
Bank of Nova Scotia
2.000%, VAR US Federal Funds Effective Rate+0.450%, 10/23/2020	1,000	1,001
1.967%, VAR ICE LIBOR USD 1 Month+0.230%, 08/17/2020	2,000	2,000
Credit Suisse NY
1.840%, VAR United States Secured Overnight Financing Rate+0.300%, 06/19/2020	2,000	2,000
Mizuho Bank NY
2.045%, VAR ICE LIBOR USD 3 Month+0.100%, 10/01/2020	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Banking
2.051%, VAR ICE LIBOR USD 1 Month+0.270%, 05/01/2020	$2,000	$2,000
Svenska Handelsbanken NY
2.059%, VAR ICE LIBOR USD 3 Month+0.150%, 10/02/2020	2,000	2,001
Toronto-Dominion Bank
2.137%, VAR ICE LIBOR USD 3 Month+0.190%, 09/28/2020	1,500	1,501
Westpac Banking
2.035%, VAR ICE LIBOR USD 3 Month+0.150%, 12/09/2020	1,000	1,000

		13,503

Industrials – 0.6%
Caterpillar Financial Services MTN
2.003%, VAR ICE LIBOR USD 3 Month+0.100%, 06/19/2020	1,000	1,000

Total Corporate Obligations (Cost $21,500) ($ Thousands)		21,502

U.S. TREASURY OBLIGATIONS – 0.8%
U.S. Treasury Bills
1.842%, 03/12/2020 (B)	1,000	997
U.S. Treasury Notes
1.746%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	1,000	1,001

Total U.S. Treasury Obligations (Cost $1,996) ($ Thousands)		1,998

CERTIFICATES OF DEPOSIT – 24.7%
Australia Bank
2.011%, 12/09/2020	1,000	1,000
1.995%, 08/20/2020	2,000	2,000
Bank of Nova Scotia
1.995%, 08/20/2020	1,500	1,500
Bank of Montreal
2.157%, 01/17/2020	1,500	1,500
Chariot Funding
1.894%, 02/05/2020	2,700	2,700
Citibank
2.220%, 01/07/2020	2,000	2,000

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
Credit Agricole
2.038%, 03/20/2020	$1,000	$1,000
Credit Industriel et Commercial
1.995%, 08/20/2020	1,500	1,500
HSBC Bank
2.096%, 12/01/2020	1,000	1,000
ING U.S.
2.212%, 10/07/2020	2,000	2,001
2.098%, 09/23/2020	1,000	1,000
2.015%, 08/20/2020	2,000	1,999
Mizuho Bank NY
1.930%, 05/01/2020	2,200	2,200
MUFG Bank
2.090%, 02/24/2020	1,500	1,500
Natixis
2.720%, 04/03/2020	2,000	2,004
1.860%, 06/05/2020	1,500	1,501
Nordea Bank
1.988%, 09/10/2020	3,000	3,000
Rabobank
1.864%, 05/08/2020	2,000	2,000
Royal Bank of Canada
2.360%, 01/09/2020	2,500	2,500
Skandinaviska Enskilda Banken NY
1.930%, 10/16/2020	2,000	2,001
Sumitomo Mitsui Trust Bank
2.250%, 01/08/2020	2,000	2,000
2.100%, 02/25/2020	2,000	2,000
1.964%, 02/19/2020	2,000	2,001
Sumitomo Mitsui Banking
1.956%, 03/12/2020	2,000	2,000
1.943%, 02/24/2020	2,000	2,000
1.900%, 03/09/2020	1,000	1,000
Svenska Handelsbanken NY
2.151%, 10/15/2020	1,500	1,501
Toronto-Dominion Bank
2.210%, 07/16/2020	2,000	2,000
1.915%, 06/10/2020	3,000	3,000
1.900%, 04/30/2020	2,000	2,000
UBS AG
2.210%, 07/10/2020	3,000	3,001
Westpac Banking
1.942%, 02/03/2020	3,000	3,000
Yankee CD Credit Suisse AG
2.700%, 05/01/2020	2,000	2,005

Total Certificates of Deposit (Cost $63,400) ($ Thousands)		63,414

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
1.500%**	2,575	$3

Total Cash Equivalent (Cost $3) ($ Thousands)		3

	Face Amount (Thousands)

REPURCHASE AGREEMENTS — 16.2%
Bank of America Securities
1.570%, dated 12/31/2019, to be repurchased on 1/02/2020, repurchase price $19,444,696 (collateralized by GNMA obligation, par value $5,299,646 - $6,730,726, 4.06% - 4.35%, 10/20/2029 - 11/20/2069; with total market value $19,769,064) (D)	$19,443	19,443
Goldman Sachs & Co.
1.570%, dated 12/31/2019, to be repurchased on 1/02/2020, repurchase price $2,000,174 (collateralized by GNMA obligation, par value $50,000 - $1,245,000, 1.380% - 2.130%, 5/24/2021 - 2/13/2023; with total market value $2,028,078) (D)	2,000	2,000
TD Securities
1.570%, dated 12/31/2019, to be repurchased on 1/02/2020, repurchase price $20,001,744 (collateralized by FNMA obligation, par value $20,393,439, 3.000%, 11/01/2049; with total market value $20,551,057) (D)	20,000	20,000

Total Repurchase Agreements (Cost $41,443) ($ Thousands)		41,443

Total Investments in Securities – 99.8% (Cost $255,893) ($ Thousands)		$255,928

Percentages are based on Net Assets of $256,526 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2019.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $12,481 ($ Thousands), representing 4.9% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Conservative Income Fund (Continued)

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Tri-Party Repurchase Agreement.

Cl – Class

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MTN – Medium Term Note

USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	–	127,568	–	127,568
Corporate Obligations	–	21,502	–	21,502
U.S. Treasury Obligations	–	1,998	–	1,998
Certificates of Deposit	–	63,414	–	63,414
Cash Equivalent	3	–	–	3
Repurchase Agreements	–	41,443	–	41,443

Total Investments in Securities	3	255,925	–	255,928

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$46	$5,265	$(5,308)	$–	$–	$3	2,575	$1	$–

Amounts designated as “–” are either $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS – 102.7%

Arizona – 1.1%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB Callable 01/01/2020 @ 100
1.670%, 09/01/2035 (A)(B)	$2,000	$2,000

Connecticut – 2.6%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB Callable 01/02/2020 @ 100
1.580%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Ser C, GO Callable 01/01/2020 @ 100
1.740%, 05/15/2034 (A)	3,470	3,470

		4,620

District of Columbia – 6.4%
District of Columbia, Community Connections Real Estate Foundation Project, Ser A, RB Callable 01/02/2020 @ 100
1.660%, 07/01/2032 (A)(B)	2,300	2,300
District of Columbia, Georgetown University Project, RB Callable 01/02/2020 @ 100
1.650%, 04/01/2041 (A)(B)	390	390
District of Columbia, RB
1.130%, 02/05/2020	4,600	4,599
RBC Municipal Products Trust, Ser 2018-G63, GO
1.640%, 12/01/2023 (A)(B)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB Callable 10/01/2029 @ 100
10/01/2053 (A)(B)(C)	2,000	2,000

		11,289

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Florida – 3.2%
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB Callable 01/01/2020 @ 100
1.300%, 04/01/2032 (A)(B)	$5,695	$5,695

Illinois – 3.8%
Illinois State, Finance Authority, YMCA Metropolitan Chicago Project, RB Callable 01/01/2020 @ 100
1.300%, 06/01/2029 (A)(B)	1,800	1,800
Tender Option Bond Trust Receipts, Ser 2015-XF1043, GO
1.670%, 03/01/2033 (A)(B)(C)	4,250	4,250
Tender Option Bond Trust Receipts, Ser 2017- XG0133, RB
1.680%, 01/04/2020 (A)(C)	760	760

		6,810

Indiana – 0.7%
Elkhart County, Multi-Family Housing Authority, Ashton Pines Apartments Project, Ser A, RB Callable 01/01/2020 @ 100
1.650%, 09/01/2043 (A)(B)	1,195	1,195

Iowa – 6.3%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB Callable 01/02/2020 @ 100
1.920%, 04/01/2022 (A)(B)	6,300	6,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB Callable 01/02/2020 @ 100
1.320%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB Callable 01/02/2020 @ 100
1.320%, 05/01/2023 (A)	2,700	2,700
Iowa State, Finance Authority, RB, GNMA/FNMA/FHLMC Callable 01/02/2020 @ 100
1.590%, 07/01/2046 (A)	625	625

		11,125

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Louisiana – 1.1%
Ascension Parish, Industrial Development Board, BASF Project, RB Callable 01/02/2020 @ 100
1.330%, 10/01/2039 (A)	$2,000	$2,000

Maryland – 1.2%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB Callable 01/02/2020 @ 100
1.710%, 02/01/2041 (A)	1,070	1,070
Maryland State, Economic Development Authority, Academy of Sciences Project, RB
1.730%, 04/01/2033 (A)(B)	1,000	1,000

		2,070

Massachusetts – 3.8%
City of Boston Water And Sewer Commission, RB
1.200%, 03/03/2020	1,160	1,160
Massachusetts State, Health & Educational Facilities Authority, RB
1.150%, 02/04/2020	2,000	2,000
University of Massachusetts, Building Authority, RB
1.320%, 02/12/2020	3,000	3,000
University of Massachusetts, Building Authority, Ser 1, RB Callable 01/01/2020 @ 100
1.470%, 11/01/2034 (A)	480	480

		6,640

Michigan – 6.4%
Michigan State University, Board Of Trustees, RB
1.210%, 02/05/2020	6,000	5,999
Michigan State University, Ser A, RB Callable 01/01/2020 @ 100
1.280%, 02/15/2033 (A)	1,800	1,800
Michigan State, Finance Authority, Ser A-1, RB
4.000%, 08/20/2020	1,000	1,018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Housing Development Authority, Single Family Mortgage Project, Ser D-REM, RB Callable 01/02/2020 @ 100
1.660%, 06/01/2030 (A)	$2,500	$2,500

		11,317

Minnesota – 3.3%
University of Minnesota, RB
1.210%, 02/05/2020	2,800	2,800
1.150%, 03/05/2020	3,000	2,999

		5,799

Mississippi – 1.8%
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB Callable 01/02/2020 @ 100
1.600%, 12/01/2030 (A)	3,200	3,200

Missouri – 2.0%
RBC Municipal Products Trust, Ser C-16, RB
1.670%, 09/01/2039 (A)(B)(C)	3,500	3,500

Nebraska – 4.0%
City of Lincoln Nebraska, Electric System, RB
1.180%, 04/02/2020	5,000	5,000
City of Omaha, Public Power District Nebraska Electric, RB
1.160%, 03/03/2020	2,000	2,000

		7,000

New Jersey – 0.6%
Borough of Tinton Falls New Jersey, GO
2.000%, 10/29/2020	1,000	1,006

New York – 13.7%
City of New York New York, Sub-Ser, GO Callable 01/01/2020 @ 100
1.700%, 04/01/2042 (A)(B)	100	100
Honeoye Falls-Lima Central School District, GO
2.250%, 06/18/2020	4,773	4,795
New York City, Housing Development Authority, Hewitt House Apartments Project, Ser A, RB Callable 01/01/2020 @ 100
1.250%, 11/01/2048 (A)(B)	900	900
New York State, Power Authority, RB
1.180%, 01/14/2020	2,500	2,500

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB Callable 01/01/2020 @ 100
1.700%, 08/01/2038 (A)(B)	$1,200	$1,200
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB Callable 01/01/2020 @ 100
1.860%, 06/01/2024 (A)(B)	595	595
RBC Municipal Products Trust, Ser 2018-G5, GO
1.640%, 10/01/2025 (A)(B)(C)	1,900	1,900
Sandy Creek Central School District, GO
2.250%, 06/26/2020	3,000	3,014
South Jefferson Central School District, GO
2.250%, 07/09/2020	1,000	1,005
Tender Option Bond Trust Receipts, Ser 2016-XF0499, RB Callable 11/15/2026 @ 100
1.730%, 11/15/2056 (A)(C)	2,030	2,030
Tender Option Bond Trust Receipts, Ser 2017- XF0550, RB Callable 02/15/2027 @ 100
1.660%, 02/15/2042 (A)(C)	2,000	2,000
Tonawanda, GO
2.500%, 06/04/2020	2,900	2,914
Watkins Glen, Central School District, GO
2.250%, 06/23/2020	1,300	1,306

		24,259

North Carolina – 0.8%
City of Charlotte North Carolina Water & Sewer System Revenue, Ser B, RB Callable 01/02/2020 @ 100
1.620%, 07/01/2036 (A)	1,500	1,500

Ohio – 9.0%
Akron Bath Copley Joint Township Hospital District, Ser B-R, RB Callable 01/01/2020 @ 100
1.680%, 11/15/2047 (A)(B)	1,000	1,000
Berea, GO 3.000%, 03/12/2020	3,445	3,456
City of Lakewood, Income Tax Revenue Notes, RB
3.000%, 03/26/2020	3,000	3,013
City of Miamisburg, GO
3.000%, 06/24/2020	1,000	1,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
City of Parma Heights, GO
2.500%, 04/09/2020	$735	$738
2.500%, 07/23/2020	1,800	1,811
County of Belmont Ohio, GO
2.000%, 08/27/2020	1,000	1,005
Garfield Heights, GO
2.750%, 06/18/2020	750	755
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB Callable 01/01/2020 @ 100
1.600%, 03/01/2033 (A)(B)	800	800
Lorain County, GO
3.000%, 02/07/2020	2,400	2,404

		15,990

Pennsylvania – 1.0%
City of Philadelphia, Gas Works Authority, Ser D-REMK, RB Callable 01/02/2020 @ 100
1.580%, 08/01/2031 (A)(B)	600	600
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC Callable 02/01/2020 @ 100
1.700%, 11/15/2029 (A)	175	175
School District of Philadelphia, Ser C, RB
4.000%, 03/31/2020	1,000	1,007

		1,782

Tennessee – 4.9%
City of Clarksville, Public Building Authority, Pooled Financing, RB Callable 02/01/2020 @ 100
1.700%, 06/01/2029 (A)(B)	2,800	2,800
City of Memphis Tennessee, Regulatory Authority, RB
1.150%, 03/05/2020	2,000	2,000
Nashville And Davidson County Tennessee, Metropolitan Government, RB
1.170%, 03/03/2020	1,900	1,900
Shelby County, Health Educational & Housing Facilities Authority, Providence Place Apartments Project, RB Callable 01/02/2020 @ 100
1.650%, 12/15/2042 (A)(B)	2,000	2,000

		8,700

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Texas – 22.3%
City of GarlandTexas, RB
1.200%, 02/06/2020	$1,000	$1,000
City of New Braunfels, RB
1.170%, 03/04/2020	2,500	2,500
City of San Antonio Texas, Electric And Gas, RB
1.370%, 03/04/2020	2,000	2,000
1.150%, 01/29/2020	2,000	2,000
City of San Antonio, Electric & Gas, RB
1.350%, 02/05/2020	1,500	1,500
Dallas, Rapid Transit, RB
1.220%, 05/14/2020	1,000	1,000
Harris County, Health Facilities Development, Methodist Hospital Systems Project, RB Callable 01/02/2020 @ 100
1.680%, 12/01/2041 (A)	400	400
Harris County, Texas Toll Authority, RB
1.190%, 03/12/2020	8,500	8,499
North East Independent School District, RB
1.260%, 04/09/2020	2,300	2,300
Port Arthur, Navigation District, Industrial Development, RB Callable 03/02/2020 @ 100
1.330%, 03/01/2042 (A)	1,500	1,500
Port Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, RB Callable 03/02/2020 @ 100
1.330%, 03/01/2039 (A)	5,300	5,300
Port Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, Ser A, RB Callable 01/02/2020 @ 100
1.330%, 12/01/2040 (A)	1,000	1,000
Tarrant County, Cultural Education Facilities Finance, Ser R, RB Callable 01/02/2020 @ 100
1.700%, 10/01/2041 (A)(B)	200	200
Tender Option Bond Trust Receipts, Ser 2019-XF0816, RB
1.740%, 06/15/2027 (A)(C)	1,500	1,500
Texas State, GO Callable 01/02/2020 @ 100
1.380%, 12/01/2046 (A)	1,200	1,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, RB
4.000%, 08/27/2020	$2,000	$2,037
Texas State, Veterans Bonds, GO Callable 01/02/2020 @ 100
1.700%, 12/01/2047 (A)	2,430	2,430
University of Texas, RB
1.290%, 05/27/2020	2,000	2,000
1.110%, 02/06/2020	1,000	1,000

		39,366

Utah – 1.4%
Utah County, RB Callable 01/01/2020 @ 100
1.300%, 05/15/2051 (A)	2,400	2,400

Wisconsin – 1.3%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB Callable 01/01/2020 @ 100
1.400%, 12/01/2020 (A)(B)	280	280
Wisconsin State, Housing & Economic Development Authority, Ser C, RB Callable 01/01/2020 @ 100
1.300%, 05/01/2046 (A)	2,000	2,000

		2,280

Total Municipal Bonds (Cost $181,515) ($ Thousands)		181,543

TAX-EXEMPT COMMERCIAL PAPER – 0.3%
Minneapolis, University Gateway Project
1.580%, 12/01/2040	500	500

Total Tax-Exempt Commercial Paper (Cost $500) ($ Thousands)		500

Total Investments in Securities – 103.0% (Cost $182,015) ($ Thousands)		$182,043

Percentages are based on Net Assets of $176,745 ($ Thousands).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $19,940 ($ Thousands), representing 11.3% of the Net Assets of the Fund.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Tax-Free Conservative Income Fund (Continued)

AGC – Assured Guaranty Corporation

AMT – Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

RB – Revenue Bond

As of December 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 99.1%
U.S. Treasury Inflation Protected Securities
1.125%, 01/15/2021	$17,015	$17,172
0.625%, 07/15/2021	18,049	18,251
0.625%, 04/15/2023	20,546	20,864
0.625%, 01/15/2024	20,547	20,982
0.500%, 04/15/2024	14,739	14,978
0.375%, 07/15/2023	20,495	20,779
0.125%, 04/15/2021	21,532	21,487
0.125%, 01/15/2022	19,926	19,916
0.125%, 04/15/2022	21,040	21,009
0.125%, 07/15/2022	20,512	20,597
0.125%, 01/15/2023	20,551	20,549
0.125%, 07/15/2024	20,208	20,328
0.125%, 10/15/2024	14,602	14,686

Total U.S. Treasury Obligations (Cost $249,715) ($ Thousands)		251,598

	Shares

CASH EQUIVALENT – 0.8%
SEI Daily Income Trust, Government Fund, Cl F
1.500% **†	2,014,168	2,014

Total Cash Equivalent (Cost $2,014) ($ Thousands)		2,014

Total Investments in Securities – 99.9% (Cost $251,729) ($ Thousands)		$253,612

Percentages are based on Net Assets of $253,762 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.

Cl – Class

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	251,598	–	251,598
Cash Equivalent	2,014	–	–	2,014

Total Investments in Securities	2,014	251,598	–	253,612

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “–” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Real Return Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	892	4,658	(3,536)	–	–	2,014	2,014,168	3	–

	892	4,658	(3,536)	–	–	2,014	2,014,168	3	–

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 93.6%
Communication Services – 9.7%
Activision Blizzard Inc	22,200	$1,319
Alphabet Inc, Cl A *	8,569	11,477
Alphabet Inc, Cl C *	8,593	11,489
AT&T Inc	209,203	8,176
CenturyLink Inc	28,757	380
Charter Communications Inc, Cl A *	4,500	2,183
Comcast Corp, Cl A	129,980	5,845
Discovery Inc, Cl A *	4,529	149
Discovery Inc, Cl C *	9,485	289
DISH Network Corp, Cl A *	7,273	258
Electronic Arts Inc *	8,328	895
Facebook Inc, Cl A *	68,971	14,156
Fox Corp	14,953	551
Interpublic Group of Cos Inc/The	11,697	270
Live Nation Entertainment Inc *	4,100	293
Netflix Inc *	12,520	4,051
News Corp, Cl A	11,130	157
News Corp, Cl B	4,100	60
Omnicom Group Inc	6,269	508
Take-Two Interactive Software Inc, Cl A *	3,200	392
T-Mobile US Inc *	9,000	706
Twitter Inc *	22,000	705
Verizon Communications Inc	118,398	7,270
ViacomCBS, Cl B	15,420	647
Walt Disney Co/The	51,650	7,470

		79,696

Consumer Discretionary – 9.2%
Advance Auto Parts Inc	1,994	319
Amazon.com Inc, Cl A *	11,936	22,056
Aptiv PLC	7,341	697
AutoZone Inc *	725	864
Best Buy Co Inc	6,578	578
Booking Holdings Inc *	1,209	2,483
BorgWarner Inc	5,801	252
Capri Holdings Ltd *	4,328	165
CarMax Inc *	4,656	408
Carnival Corp	11,380	579
Chipotle Mexican Grill Inc, Cl A *	723	605
Darden Restaurants Inc	3,434	374
Dollar General Corp	7,273	1,134
Dollar Tree Inc *	6,785	638
DR Horton Inc	9,686	511
eBay Inc	21,847	789
Expedia Group Inc	3,915	423

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ford Motor Co	113,076	$1,052
Gap Inc/The	6,298	111
Garmin Ltd	4,104	400
General Motors Co	36,277	1,328
Genuine Parts Co	4,104	436
H&R Block Inc	5,310	125
Hanesbrands Inc	10,867	161
Harley-Davidson Inc, Cl A	4,655	173
Hasbro Inc	3,498	369
Hilton Worldwide Holdings Inc	8,100	898
Home Depot Inc/The	31,282	6,831
Kohl’s Corp	4,327	221
L Brands Inc	7,208	131
Las Vegas Sands Corp	9,700	670
Leggett & Platt Inc	3,665	186
Lennar Corp, Cl A	8,174	456
LKQ Corp *	8,600	307
Lowe’s Cos Inc	22,045	2,640
Macy’s Inc	9,330	159
Marriott International Inc/MD, Cl A	7,851	1,189
McDonald’s Corp	21,607	4,270
MGM Resorts International	14,600	486
Mohawk Industries Inc *	1,658	226
Newell Brands Inc, Cl B	11,313	217
NIKE Inc, Cl B	35,838	3,631
Nordstrom Inc	2,966	121
Norwegian Cruise Line Holdings Ltd *	6,100	356
NVR Inc *	100	381
O’Reilly Automotive Inc *	2,112	926
PulteGroup Inc	7,543	293
PVH Corp	2,020	212
Ralph Lauren Corp, Cl A	1,360	159
Ross Stores Inc	10,349	1,205
Royal Caribbean Cruises Ltd	4,910	656
Starbucks Corp	33,957	2,986
Tapestry Inc	7,734	209
Target Corp, Cl A	14,484	1,857
Tiffany & Co	3,198	427
TJX Cos Inc/The	34,976	2,136
Tractor Supply Co	3,546	331
Ulta Beauty Inc *	1,600	405
Under Armour Inc, Cl A *	5,846	126
Under Armour Inc, Cl C *	5,581	107
VF Corp	9,440	941
Whirlpool Corp	1,909	282
Wynn Resorts Ltd	2,717	377
Yum! Brands Inc	8,797	886

		74,927

Consumer Staples – 6.7%
Altria Group Inc	53,669	2,679

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Archer-Daniels-Midland Co	16,041	$743
Brown-Forman Corp, Cl B	5,085	344
Campbell Soup Co	4,972	246
Church & Dwight Co Inc	7,000	492
Clorox Co/The	3,522	541
Coca-Cola Co/The	110,382	6,110
Colgate-Palmolive Co	24,448	1,683
Conagra Brands Inc	13,892	476
Constellation Brands Inc, Cl A	4,870	924
Costco Wholesale Corp	12,676	3,726
Coty Inc, Cl A	8,233	93
Estee Lauder Cos Inc/The, Cl A	6,344	1,310
General Mills Inc	17,441	934
Hershey Co/The	4,186	615
Hormel Foods Corp	7,816	352
JM Smucker Co/The	3,404	354
Kellogg Co	6,994	484
Kimberly-Clark Corp	9,777	1,345
Kraft Heinz Co/The	17,700	569
Kroger Co/The	22,948	665
Lamb Weston Holdings Inc	4,100	353
McCormick & Co Inc/MD	3,514	596
Molson Coors Brewing Co, Cl B	5,224	281
Mondelez International Inc, Cl A	41,153	2,267
Monster Beverage Corp *	11,165	709
PepsiCo Inc	39,940	5,459
Philip Morris International Inc	44,737	3,807
Procter & Gamble Co/The	71,409	8,919
Sysco Corp, Cl A	14,543	1,244
Tyson Foods Inc, Cl A	8,475	771
Walgreens Boots Alliance Inc	21,507	1,268
Walmart Inc	40,776	4,846

		55,205

Energy – 4.1%
Apache Corp	10,401	266
Baker Hughes a GE Co, Cl A	18,415	472
Cabot Oil & Gas Corp	11,298	197
Chevron Corp	54,126	6,523
Cimarex Energy Co	3,149	165
Concho Resources Inc	5,700	499
ConocoPhillips	31,486	2,048
Devon Energy Corp	11,226	292
Diamondback Energy Inc, Cl A	4,700	436
EOG Resources Inc	16,727	1,401
Exxon Mobil Corp	121,200	8,457
Halliburton Co	24,942	610
Helmerich & Payne Inc	2,943	134
Hess Corp	7,374	493
HollyFrontier Corp	4,200	213
Kinder Morgan Inc/DE	56,214	1,190

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil Corp	22,792	$310
Marathon Petroleum Corp	18,550	1,118
National Oilwell Varco Inc, Cl A	11,630	291
Noble Energy Inc	13,437	334
Occidental Petroleum Corp	25,828	1,064
ONEOK Inc	11,854	897
Phillips 66	12,699	1,415
Pioneer Natural Resources Co	4,792	725
Schlumberger Ltd, Cl A	40,037	1,610
TechnipFMC PLC	12,613	270
Valero Energy Corp	11,697	1,095
Williams Cos Inc/The	34,946	829

		33,354

Financials – 12.0%
Aflac Inc	20,918	1,107
Allstate Corp/The	9,212	1,036
American Express Co	19,213	2,392
American International Group Inc	25,105	1,289
Ameriprise Financial Inc	3,717	619
Aon PLC	6,709	1,397
Arthur J Gallagher & Co	5,300	505
Assurant Inc	1,782	234
Bank of America Corp	231,845	8,166
Bank of New York Mellon Corp/The	24,043	1,210
Berkshire Hathaway Inc, Cl B *	56,030	12,691
BlackRock Inc	3,415	1,717
Capital One Financial Corp	13,315	1,370
Cboe Global Markets Inc	3,100	372
Charles Schwab Corp/The	32,735	1,557
Chubb Ltd	12,966	2,018
Cincinnati Financial Corp	4,393	462
Citigroup Inc	62,745	5,013
Citizens Financial Group Inc	12,800	520
CME Group Inc	10,248	2,057
Comerica Inc	4,073	292
Discover Financial Services	9,146	776
E*TRADE Financial Corp	6,670	303
Everest Re Group Ltd	1,200	332
Fifth Third Bancorp	20,051	616
First Republic Bank/CA	4,800	564
Franklin Resources Inc	7,736	201
Globe Life Inc	2,835	298
Goldman Sachs Group Inc/The	9,121	2,097
Hartford Financial Services Group Inc/The	10,361	630
Huntington Bancshares Inc/OH	29,647	447
Intercontinental Exchange Inc	15,880	1,470
Invesco Ltd	10,312	185
JPMorgan Chase & Co	89,817	12,520
KeyCorp	28,252	572
Lincoln National Corp	5,709	337

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Loews Corp	7,389	$388
M&T Bank Corp	3,808	646
MarketAxess Holdings Inc	1,100	417
Marsh & McLennan Cos Inc	14,417	1,606
MetLife Inc	22,312	1,137
Moody’s Corp	4,704	1,117
Morgan Stanley	35,117	1,795
MSCI Inc, Cl A	2,400	620
Nasdaq Inc, Cl A	3,187	341
Northern Trust Corp	6,071	645
People’s United Financial Inc	11,889	201
PNC Financial Services Group Inc/The	12,497	1,995
Principal Financial Group Inc, Cl A	7,433	409
Progressive Corp/The	16,921	1,225
Prudential Financial Inc	11,577	1,085
Raymond James Financial Inc	3,600	322
Regions Financial Corp	27,160	466
S&P Global Inc	6,978	1,905
SVB Financial Group, Cl B *	1,500	376
Synchrony Financial	17,101	616
T Rowe Price Group Inc	6,740	821
Travelers Cos Inc/The	7,352	1,007
Truist Financial	38,282	2,156
Unum Group	5,663	165
US Bancorp	40,802	2,419
Wells Fargo & Co	110,133	5,925
Willis Towers Watson PLC	3,747	757
WR Berkley Corp	4,200	290
Zions Bancorp NA	4,937	256

		98,480

Health Care – 13.3%
Abbott Laboratories	50,824	4,415
AbbVie Inc	42,525	3,765
ABIOMED Inc *	1,300	222
Agilent Technologies Inc	8,885	758
Alexion Pharmaceuticals Inc *	6,408	693
Align Technology Inc *	2,100	586
Allergan PLC	9,480	1,812
AmerisourceBergen Corp, Cl A	4,454	379
Amgen Inc, Cl A	17,063	4,113
Anthem Inc	7,238	2,186
Baxter International Inc	14,792	1,237
Becton Dickinson and Co	7,719	2,099
Biogen Inc *	5,150	1,528
Boston Scientific Corp *	39,792	1,799
Bristol-Myers Squibb Co	67,332	4,322
Cardinal Health Inc	8,503	430
Centene Corp *	11,900	748
Cerner Corp	9,112	669
Cigna Corp	10,720	2,192

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cooper Cos Inc/The, Cl A	1,400	$450
Covetrus Inc *	1	–
CVS Health Corp	37,360	2,776
Danaher Corp, Cl A	18,291	2,807
DaVita Inc *	2,657	199
DENTSPLY SIRONA Inc	6,271	355
Edwards Lifesciences Corp, Cl A *	5,972	1,393
Eli Lilly & Co	24,266	3,189
Gilead Sciences Inc	36,313	2,360
HCA Healthcare Inc	7,643	1,130
Henry Schein Inc *	4,044	270
Hologic Inc *	7,600	397
Humana Inc *	3,790	1,389
IDEXX Laboratories Inc *	2,500	653
Illumina Inc *	4,200	1,393
Incyte Corp *	5,100	445
Intuitive Surgical Inc *	3,338	1,973
IQVIA Holdings Inc *	5,200	804
Johnson & Johnson	75,344	10,991
Laboratory Corp of America Holdings *	2,817	477
McKesson Corp	5,137	711
Medtronic PLC	38,541	4,373
Merck & Co Inc	72,866	6,627
Mettler-Toledo International Inc *	700	555
Mylan NV *	14,426	290
PerkinElmer Inc	3,169	308
Perrigo Co PLC	3,676	190
Pfizer Inc	158,457	6,208
Quest Diagnostics Inc	3,778	404
Regeneron Pharmaceuticals Inc *	2,315	869
ResMed Inc	4,100	635
STERIS PLC	2,500	381
Stryker Corp	9,276	1,947
Teleflex Inc	1,300	489
Thermo Fisher Scientific Inc	11,511	3,740
UnitedHealth Group Inc	27,111	7,970
Universal Health Services Inc, Cl B	2,242	322
Varian Medical Systems Inc *	2,565	364
Vertex Pharmaceuticals Inc *	7,358	1,611
Waters Corp *	1,820	425
WellCare Health Plans Inc *	1,400	462
Zimmer Biomet Holdings Inc	5,953	891
Zoetis Inc, Cl A	13,573	1,796

		108,972

Industrials – 8.5%
3M Co	16,526	2,916
Alaska Air Group Inc	3,600	244
Allegion PLC	2,694	335
American Airlines Group Inc	11,025	316
AMETEK Inc	6,564	655

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AO Smith Corp	3,800	$181
Arconic Inc	11,392	351
Boeing Co/The	15,309	4,987
Caterpillar Inc, Cl A	15,845	2,340
CH Robinson Worldwide Inc	3,787	296
Cintas Corp	2,452	660
Copart Inc *	5,800	527
CSX Corp	22,188	1,606
Cummins Inc	4,363	781
Deere & Co	9,013	1,562
Delta Air Lines Inc, Cl A	16,722	978
Dover Corp	4,146	478
Eaton Corp PLC	11,839	1,121
Emerson Electric Co	17,426	1,329
Equifax Inc	3,476	487
Expeditors International of Washington Inc	4,808	375
Fastenal Co, Cl A	16,444	608
FedEx Corp	6,969	1,054
Flowserve Corp	3,654	182
Fortive Corp	8,454	646
Fortune Brands Home & Security Inc	4,200	274
General Dynamics Corp	6,765	1,193
General Electric Co	250,793	2,799
Honeywell International Inc	20,552	3,638
Huntington Ingalls Industries Inc, Cl A	1,200	301
IDEX Corp	2,100	361
IHS Markit Ltd *	11,600	874
Illinois Tool Works Inc	8,331	1,496
Ingersoll-Rand PLC	6,803	904
Jacobs Engineering Group Inc	3,821	343
JB Hunt Transport Services Inc	2,345	274
Johnson Controls International PLC	22,038	897
Kansas City Southern	2,863	438
L3Harris Technologies Inc	6,371	1,261
Lockheed Martin Corp	7,093	2,762
Masco Corp	8,023	385
Nielsen Holdings PLC	10,480	213
Norfolk Southern Corp	7,502	1,456
Northrop Grumman Corp	4,461	1,534
Old Dominion Freight Line Inc, Cl A	1,900	361
PACCAR Inc	10,019	792
Parker-Hannifin Corp, Cl A	3,652	752
Pentair PLC	4,777	219
Quanta Services Inc	4,282	174
Raytheon Co	7,999	1,758
Republic Services Inc	6,062	543
Robert Half International Inc	3,559	225
Rockwell Automation Inc	3,335	676
Rollins Inc	4,350	144
Roper Technologies Inc	3,014	1,068
Snap-on Inc	1,655	280

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwest Airlines Co, Cl A	13,833	$747
Stanley Black & Decker Inc	4,411	731
Textron Inc	6,437	287
TransDigm Group Inc	1,400	784
Union Pacific Corp	19,919	3,601
United Airlines Holdings Inc *	6,300	555
United Parcel Service Inc, Cl B	20,011	2,342
United Rentals Inc *	2,199	367
United Technologies Corp	23,307	3,490
Verisk Analytics Inc, Cl A	4,700	702
Wabtec Corp	5,390	419
Waste Management Inc	11,282	1,286
WW Grainger Inc	1,247	422
Xylem Inc/NY	5,148	406

		69,549

Information Technology – 21.7%
Accenture PLC, Cl A	18,248	3,843
Adobe Inc *	13,864	4,572
Advanced Micro Devices Inc *	31,400	1,440
Akamai Technologies Inc *	4,574	395
Alliance Data Systems Corp	1,046	117
Amphenol Corp, Cl A	8,620	933
Analog Devices Inc	10,492	1,247
ANSYS Inc *	2,500	643
Apple Inc	119,730	35,159
Applied Materials Inc	26,371	1,610
Arista Networks Inc *	1,600	325
Autodesk Inc, Cl A *	6,305	1,157
Automatic Data Processing Inc	12,342	2,104
Broadcom Inc	11,375	3,595
Broadridge Financial Solutions Inc	3,300	408
Cadence Design Systems Inc *	8,000	555
CDW Corp/DE	4,200	600
Cisco Systems Inc	121,472	5,826
Citrix Systems Inc	3,626	402
Cognizant Technology Solutions Corp, Cl A	15,577	966
Corning Inc, Cl B	22,471	654
DXC Technology Co	7,676	289
F5 Networks Inc, Cl A *	1,791	250
Fidelity National Information Services Inc, Cl B	17,553	2,441
Fiserv Inc, Cl A *	16,264	1,881
FleetCor Technologies Inc *	2,500	719
FLIR Systems Inc	3,992	208
Fortinet Inc *	4,000	427
Gartner Inc *	2,500	385
Global Payments Inc	8,689	1,586
Hewlett Packard Enterprise Co	36,810	584
HP Inc	42,710	878
Intel Corp	124,597	7,457

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Business Machines Corp	25,468	$3,414
Intuit Inc	7,485	1,961
IPG Photonics Corp *	1,100	159
Jack Henry & Associates Inc	2,300	335
Juniper Networks Inc	9,333	230
Keysight Technologies Inc *	5,300	544
KLA Corp	4,549	810
Lam Research Corp	4,120	1,205
Leidos Holdings Inc	3,800	372
Mastercard Inc, Cl A	25,382	7,579
Maxim Integrated Products Inc	7,800	480
Microchip Technology Inc	6,837	716
Micron Technology Inc *	31,971	1,719
Microsoft Corp	218,596	34,473
Motorola Solutions Inc	4,802	774
NetApp Inc	6,528	406
NortonLifeLock	16,708	426
NVIDIA Corp	17,548	4,129
Oracle Corp, Cl B	62,233	3,297
Paychex Inc	9,200	783
PayPal Holdings Inc *	33,785	3,654
Qorvo Inc *	3,305	384
QUALCOMM Inc	32,768	2,891
salesforce.com Inc *	25,472	4,143
Seagate Technology PLC	6,543	389
ServiceNow Inc *	5,400	1,525
Skyworks Solutions Inc	4,807	581
Synopsys Inc *	4,300	599
TE Connectivity Ltd	9,703	930
Texas Instruments Inc	26,811	3,440
VeriSign Inc *	2,978	574
Visa Inc, Cl A	49,032	9,213
Western Digital Corp	8,438	536
Western Union Co/The	12,477	334
Xerox Holdings Corp	5,489	202
Xilinx Inc	7,287	712
Zebra Technologies Corp, Cl A *	1,600	409

		177,984

Materials – 2.5%
Air Products & Chemicals Inc	6,361	1,495
Albemarle Corp	3,100	226
Amcor PLC	46,509	504
Avery Dennison Corp	2,376	311
Ball Corp	9,512	615
Celanese Corp, Cl A	3,400	419
CF Industries Holdings Inc	6,137	293
Corteva Inc	21,491	635
Dow Inc	21,425	1,173
DuPont de Nemours Inc	21,191	1,360
Eastman Chemical Co	3,798	301

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ecolab Inc	7,254	$1,400
FMC Corp	3,649	364
Freeport-McMoRan Inc, Cl B	41,562	545
International Flavors & Fragrances Inc	3,115	402
International Paper Co	11,273	519
Linde PLC	15,382	3,275
LyondellBasell Industries NV, Cl A	7,413	701
Martin Marietta Materials Inc, Cl A	1,765	494
Mosaic Co/The	9,710	210
Newmont Goldcorp Corp	23,604	1,026
Nucor Corp	8,648	487
Packaging Corp of America	2,800	314
PPG Industries Inc	6,770	904
Sealed Air Corp	4,658	185
Sherwin-Williams Co/The, Cl A	2,313	1,350
Vulcan Materials Co	3,830	551
Westrock Co	7,592	326

		20,385

Real Estate – 2.8%
Alexandria Real Estate Equities Inc ‡	3,300	533
American Tower Corp, Cl A ‡	12,616	2,899
Apartment Investment & Management Co, Cl A ‡	4,444	230
AvalonBay Communities Inc ‡	4,022	843
Boston Properties Inc ‡	4,108	566
CBRE Group Inc, Cl A *‡	9,525	584
Crown Castle International Corp ‡	11,828	1,681
Digital Realty Trust Inc, Cl A ‡	5,900	706
Duke Realty Corp ‡	10,800	374
Equinix Inc ‡	2,459	1,435
Equity Residential ‡	10,033	812
Essex Property Trust Inc ‡	1,860	560
Extra Space Storage Inc ‡	3,700	391
Federal Realty Investment Trust ‡	2,000	257
Healthpeak Properties ‡	13,930	480
Host Hotels & Resorts Inc ‡	20,812	386
Iron Mountain Inc ‡	8,676	277
Kimco Realty Corp ‡	12,396	257
Mid-America Apartment Communities Inc ‡	3,200	422
Prologis Inc ‡	18,070	1,611
Public Storage ‡	4,300	916
Realty Income Corp ‡	9,118	671
Regency Centers Corp ‡	4,700	297
SBA Communications Corp, Cl A ‡	3,200	771
Simon Property Group Inc ‡	8,858	1,320
SL Green Realty Corp ‡	2,215	204
UDR Inc ‡	8,700	406
Ventas Inc ‡	10,610	613
Vornado Realty Trust ‡	4,631	308
Welltower Inc ‡	11,707	957

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weyerhaeuser Co ‡	21,260	$642

		22,409

Utilities – 3.1%
AES Corp/VA	18,912	376
Alliant Energy Corp	6,700	367
Ameren Corp	6,944	533
American Electric Power Co Inc	14,229	1,345
American Water Works Co Inc	5,100	626
Atmos Energy Corp	3,400	380
CenterPoint Energy Inc	14,117	385
CMS Energy Corp	8,113	510
Consolidated Edison Inc	9,578	866
Dominion Energy Inc	23,468	1,944
DTE Energy Co	5,241	681
Duke Energy Corp	20,798	1,897
Edison International	10,290	776
Entergy Corp	5,677	680
Evergy Inc	6,500	423
Eversource Energy	9,244	786
Exelon Corp	28,090	1,281
FirstEnergy Corp	15,521	754
NextEra Energy Inc	13,998	3,390
NiSource Inc	10,413	290
NRG Energy Inc	7,464	297
Pinnacle West Capital Corp	3,094	278
PPL Corp	20,739	744
Public Service Enterprise Group Inc	14,557	860
Sempra Energy	7,968	1,207
Southern Co/The	30,282	1,929
WEC Energy Group Inc	9,037	833
Xcel Energy Inc	15,146	962

		25,400

Total Common Stock (Cost $475,642) ($ Thousands)		766,361

EXCHANGE TRADED FUND – 4.2%
SPDR S&P 500 ETF Trust ^	107,924	34,736

Total Exchange Traded Fund (Cost $29,118) ($ Thousands)		34,736

Total Investments in Securities – 97.8% (Cost $504,760) ($ Thousands)		$801,097

	Contracts

PURCHASED OPTION *(A) – 0.1%

Total Purchased Option (Cost $499) ($ Thousands)	18,513	$592

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTION *(B) – 0.3%

Total Purchased Swaption (Cost $2,357) ($ Thousands)	864,868,000	$2,335

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Dynamic Asset Allocation Fund (Continued)

A list of the OTC option contracts held by the Fund at December 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION – 0.1%

Call Options
iShares MSCI Emerging Markets ETF*	18,513	$82,883	$45.73	1/18/2020	$592

A list of the open OTC swaption contracts held by the Fund at December 31, 2019, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION – 0.3%

Call Swaptions – 0.3%
CMS One Look*	Bank of America Merrill Lynch	864,868,000	$0.14	07/17/2021	$2,335

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
MSCI EAFE Index	606	Mar-2020	$61,574	$61,706	$132
MSCI Emerging Markets	1,102	Mar-2020	61,445	61,723	278
S&P 500 Index E-MINI	(632)	Mar-2020	(101,717)	(102,103)	(386)

			$21,302	$21,326	$24

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/09/20	USD	3,394	SAR	12,738	$2
Bank of America	01/09/20	USD	1,663	SAR	6,238	–
Bank of America	01/09/20	SAR	4,605	USD	1,228	–
Bank of America	01/09/20	SAR	168,545	USD	44,827	(108)
Bank of America	01/10/20	USD	120,026	JPY	12,756,864	(2,568)
Barclays PLC	01/10/20	EUR	107,741	USD	119,005	(2,008)
BMO Capital	01/10/20	EUR	1,485	USD	1,665	(3)
BMO Capital	01/10/20	USD	4,377	JPY	471,153	(39)
BMO Capital	01/10/20	USD	40,309	EUR	36,312	476

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Dynamic Asset Allocation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	01/10/20	JPY	56,380	USD	520	$–
Goldman Sachs	01/10/20	JPY	4,293,091	USD	39,292	(236)
Morgan Stanley	01/10/20	USD	730	JPY	79,772	5
Morgan Stanley	01/10/20	EUR	1,384	USD	1,525	(29)
Standard Chartered	01/10/20	USD	1,045	EUR	930	–

						$(4,508)

Percentages are based on Net Assets of $818,420 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

^	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary, Ltd. as of December 31, 2019.

(A)	Refer to table below for details on Options Contracts.

(B)	Refer to table below for details on Swaption Contracts.

Cl – Class

EAFE – Europe, Australasia and Far East

ETF – Exchange-Traded Fund

EUR – Euro

JPY – Japanese Yen

L.P. – Limited Partnership

Ltd. – Limited

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC – Public Limited Company

S&P – Standard & Poor’s

SAR – Saudi Riyal

SPDR – Standard & Poor’s Depository Receipt

USD – United States Dollar

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	766,361	–	–	766,361
Exchange Traded Fund	34,736	–	–	34,736

Total Investments in Securities	801,097	–	–	801,097

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	592	–	–	592
Purchased Swaptions	2,335	–	–	2,335
Futures Contracts *
Unrealized Appreciation	410	–	–	410
Unrealized Depreciation	(386)	–	–	(386)
Forwards Contracts *
Unrealized Appreciation	–	483	–	483
Unrealized Depreciation	–	(4,991)	–	(4,991)

Total Other Financial Instruments	2,951	(4,508)	–	(1,557)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 24.1%

Communication Services – 3.4%
Activision Blizzard Inc	13,600	$808
Cars.com Inc *	56,086	686
Clear Channel Outdoor Holdings Inc, Cl A *	7,401	21
Cumulus Media Inc, Cl A *(A)	5,075	89
DISH Network Corp, Cl A *	77,109	2,735
Facebook Inc, Cl A *	3,582	735
iHeartMedia Inc *	5,524	93
Intelsat SA *	25,769	181
Live Nation Entertainment Inc *	19,500	1,394
SES SA, Cl A	110,866	1,556
Sprint Corp *	83,276	434
Take-Two Interactive Software Inc, Cl A *	19,584	2,398
Tencent Holdings Ltd	40,100	1,933
Vonage Holdings Corp *	56,842	421
World Wrestling Entertainment Inc, Cl A	25,800	1,674
Zayo Group Holdings Inc *	40,441	1,401

		16,559

Consumer Discretionary – 2.8%
Alibaba Group Holding Ltd ADR *	8,817	1,870
Amazon.com Inc, Cl A *	–	–
Amazon.com, Inc. *	500	924
Big Lots Inc	5,745	165
Cedar Fair LP (B)	23,901	1,325
Cenveo Corp *	2,777	42
Chico’s FAS Inc	81,632	311
Children’s Place Inc/The	19,573	1,224
Cineplex Inc	2,913	76
Eldorado Resorts Inc *	362	22
Fiat Chrysler Automobiles NV	5,982	88
GSX Techedu Inc ADR	30,200	660
Hilton Grand Vacations Inc *	1,552	53
L Brands Inc	184,439	3,342
Monitronics International Inc *(C)	18,437	283
Norwegian Cruise Line Holdings Ltd *	11,925	697
Stage Stores Inc	39,895	324
Stars Group Inc/The *	18,978	495
Tiffany & Co	701	94
Urban Outfitters Inc *	8,035	223
William Lyon Homes, Cl A *	20,881	417
Wynn Resorts Ltd	5,581	775

		13,410

Consumer Staples – 0.6%
Cott Corp	51,179	700

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods Inc, Cl A	22,866	$2,082

		2,782

Energy – 0.2%
Apache Corp	29,967	767
Jupiter Resources *(C)	24,396	24
Parker Drilling	158	3
Parker Drilling Co *	4,256	96

		890

Financials – 1.7%
Aurora Capital (C)	7,183	–
Bolsas y Mercados Espanoles SHMSF SA	16,821	649
CIT Group Inc	59,080	2,696
Genworth Financial Inc, Cl A *	15,677	69
TCF Financial Corp	15,813	740
TD Ameritrade Holding Corp	4,005	199
Texas Capital Bancshares Inc *	32,541	1,847
Tradeweb Markets Inc, Cl A	44,900	2,081

		8,281

Health Care – 3.0%
Allakos Inc *	2,151	205
Allergan PLC	21,048	4,024
ArQule Inc *	2,125	42
Audentes Therapeutics Inc *	16,219	970
Medicines Co/The *	29,758	2,528
Mylan NV *	68,673	1,380
Myriad Genetics Inc *	8,559	233
QIAGEN NV *	2,668	90
Ra Pharmaceuticals Inc *	3,933	185
Synthorx Inc *	655	46
WellCare Health Plans Inc *	2,576	851
Wright Medical Group NV *	131,111	3,996

		14,550

Industrials – 1.9%
Boeing Co/The	6,361	2,072
Builders FirstSource Inc *	84,313	2,143
BWX Technologies Inc, Cl W	34,525	2,143
Clarivate Analytics PLC *	53,700	902
Insperity Inc, Cl A	3,733	321
Senior PLC	303,012	694
WABCO Holdings Inc *	4,013	544
WESCO International Inc *	1,382	82

		8,901

Information Technology – 6.6%
Acacia Communications Inc *	5,170	351
Anixter International Inc *	953	88
Automatic Data Processing Inc	–	–
AVX Corp	10,967	225

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cypress Semiconductor Corp	59,614	$1,391
Dynatrace Inc *	67,516	1,708
Fidelity National Information Services Inc, Cl B	16,300	2,267
Global Payments Inc	9,725	1,775
GoDaddy Inc, Cl A *	28,200	1,915
InterXion Holding NV *	12,484	1,046
KEMET Corp	932	25
LogMeIn Inc	1,542	132
Mellanox Technologies Ltd *	864	101
Mmodal *(C)	6,952	54
Network International Holdings PLC *(D)	190,445	1,617
New Relic Inc *	46,242	3,039
ON Semiconductor Corp *	56,500	1,378
Renesas Electronics Corp *	187,100	1,291
Repay Holdings Corp *	77,100	1,130
Sea Ltd ADR *	45,600	1,834
ServiceNow Inc *	5,312	1,500
Talend SA ADR *	54,000	2,112
Tech Data Corp *	5,268	757
Tenable Holdings Inc *	33,024	791
Verra Mobility Corp, Cl A *	19,244	269
Visa Inc, Cl A	6,841	1,285
Vishay Intertechnology Inc	100,893	2,148
Xerox Holdings Corp	38,300	1,412

		31,641

Materials – 2.3%
Allegheny Technologies Inc *	78,782	1,628
Constellium SE, Cl A *	151,797	2,034
Freeport-McMoRan Inc, Cl B	83,589	1,097
Graphic Packaging Holding Co	217,733	3,625
Hexion Holdings Corp *	9,735	117
Norbord Inc	64,967	1,740
O-I Glass Inc, Cl I	69,141	825
PolyOne Corp	3,695	136

		11,202

Real Estate – 0.7%
Front Yard Residential Corp ‡	6,882	85
Hersha Hospitality Trust, Cl A ‡	11,752	171
Mack-Cali Realty Corp ‡	3,098	72
Outfront Media Inc ‡	66,090	1,772
RLJ Lodging Trust ‡	59,522	1,055

		3,155

Utilities – 0.9%
Clearway Energy Inc, Cl C	106,622	2,127
Pattern Energy Group Inc, Cl A	2,204	59
UGI Corp	44,663	2,017

		4,203

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Total Common Stock (Cost $110,432) ($ Thousands)		$115,574

REGISTERED INVESTMENT COMPANIES – 13.7%
AQR Managed Futures Strategy HV Fund , Cl I	539,169	4,119
ASG Managed Futures Strategy Fund , Cl Y	502,355	4,702
Merger Fund/The , Cl L	3,325,415	56,865

Total Registered Investment Companies (Cost $62,605) ($ Thousands)		65,686

EXCHANGE TRADED FUND – 9.6%
BlackRock Global Long/Short Credit Fund	4,612,812	45,805

Total Exchange Traded Fund (Cost $48,783) ($ Thousands)		45,805

	Face Amount (Thousands)

CORPORATE OBLIGATIONS – 7.1%

Communication Services – 0.7%
Altice France
7.375%, 05/01/2026 (D)	$95	102
CCO Holdings
5.375%, 06/01/2029 (D)	115	123
5.125%, 05/01/2027 (D)	55	58
Clear Channel Worldwide Holdings
0.000%, 03/01/2021 (C)	1,046	–
Diamond Sports Group
6.625%, 08/15/2027 (D)	105	102
5.375%, 08/15/2026 (D)	210	212
Digicel
6.000%, 04/15/2021 (D)	135	105
Digicel Group
6.750%, 03/01/2023 (D)	230	134
Digicel Group One
8.250%, 12/30/2022 (D)	30	17
DISH DBS
5.875%, 11/15/2024	80	82
Frontier Communications
10.500%, 09/15/2022	125	61
7.125%, 01/15/2023	135	66
6.875%, 01/15/2025	85	41
Intelsat Connect Finance
9.500%, 02/15/2023 (D)	50	35
Intelsat Jackson Holdings
9.750%, 07/15/2025 (D)	320	296
Intelsat Luxembourg
8.125%, 06/01/2023	65	39

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
McClatchy
9.000%, 07/15/2026	$402	$364
Netflix
5.875%, 02/15/2025	165	184
Salem Media Group
6.750%, 06/01/2024 (D)	395	363
Sirius XM Radio
5.500%, 07/01/2029 (D)	85	92
Sprint
7.875%, 09/15/2023	165	182
7.125%, 06/15/2024	100	108
Telecom Italia Capital
6.000%, 09/30/2034	215	231
T-Mobile USA
4.750%, 02/01/2028	180	189
Trilogy International Partners
8.875%, 05/01/2022 (D)	160	150
Windstream Services
10.500%, 06/30/2024 (D)(E)	95	37

		3,373

Consumer Discretionary – 1.0%
Altice Financing
7.500%, 05/15/2026 (D)	85	91
American Greetings
8.750%, 04/15/2025 (D)	210	191
CBS Radio
7.250%, 11/01/2024 (D)	85	90
Cengage Learning
9.500%, 06/15/2024 (D)	325	281
CSC Holdings
5.750%, 01/15/2030 (D)	270	288
Cumulus Media New Holdings
6.750%, 07/01/2026 (D)	140	150
Delphi Technologies
5.000%, 10/01/2025 (D)	235	217
Diamond Resorts International
10.750%, 09/01/2024 (D)	280	293
Getty Images
9.750%, 03/01/2027 (D)	255	253
Golden Entertainment
7.625%, 04/15/2026 (D)	130	138
Guitar Center
13.000% cash/0% PIK, 04/15/2022 (D)	717	552
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (D)	110	108
Hilton Domestic Operating
4.250%, 09/01/2024	105	107
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (D)	305	313

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
iHeartCommunications
8.375%, 05/01/2027	$49	$54
6.375%, 05/01/2026	27	29
5.250%, 08/15/2027 (D)	25	26
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (C)	208	206
Jacobs Entertainment
7.875%, 02/01/2024 (D)	115	122
JC Penney
7.400%, 04/01/2037	80	27
6.375%, 10/15/2036 (A)	335	108
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (D)	50	43
Monitronics International
9.125%, 04/01/2020 (C)(E)	495	–
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (D)	455	455
Terrier Media Buyer
8.875%, 12/15/2027 (D)	155	164
Urban One
7.375%, 04/15/2022 (D)	525	517
Ziggo BV
5.500%, 01/15/2027 (D)	155	165

		4,988

Consumer Staples – 0.2%
New Albertsons
8.700%, 05/01/2030	100	109
Post Holdings
5.625%, 01/15/2028 (D)	85	91
Rite Aid
7.700%, 02/15/2027	215	176
6.125%, 04/01/2023 (D)	345	318
Vector Group
10.500%, 11/01/2026 (D)	225	232
6.125%, 02/01/2025 (D)	270	266

		1,192

Energy – 0.6%
Chesapeake Energy
7.500%, 10/01/2026	170	94
7.000%, 10/01/2024	55	33
CNX Midstream Partners
6.500%, 03/15/2026 (D)	245	226
Crestwood Midstream Partners
5.750%, 04/01/2025	220	225
EnLink Midstream
5.375%, 06/01/2029	230	216
Extraction Oil & Gas
5.625%, 02/01/2026 (D)	270	162

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Noble Holding International
8.950%, 04/01/2045		$180	$75
7.750%, 01/15/2024		215	112
Petrobras Global Finance
8.750%, 05/23/2026		354	454
Petrobras Global Finance BV
6.900%, 03/19/2049		362	425
Petroleos de Venezuela
6.000%, 10/28/2022 (E)		367	20
Pride International
7.875%, 08/15/2040		50	25
Rowan
5.850%, 01/15/2044		185	91
Saudi Arabian Oil MTN
3.500%, 04/16/2029 (D)		200	207
Transocean
6.800%, 03/15/2038		290	206
USA Compression Partners
6.875%, 09/01/2027		125	130

			2,701

Financials – 2.3%
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 12/15/2168		285	311
BCD Acquisition
9.625%, 09/15/2023 (D)		140	144
Citigroup Global Markets Holdings MTN
17.832%, 01/09/2020 (D)(F)	EGP	14,751	916
16.155%, 03/19/2020 (D)(F)		20,352	1,230
15.740%, 01/17/2020 (D)	UAH	17,898	806
15.700%, 01/10/2020 (D)		18,652	784
13.516%, 01/13/2020 (D)(F)	NGN	151,533	416
Freedom Mortgage
8.250%, 04/15/2025 (D)		$370	363
8.125%, 11/15/2024 (D)		150	147
FS Energy & Power Fund
7.500%, 08/15/2023 (D)		205	210
GTCR AP Finance
8.000%, 05/15/2027 (D)		225	234
HSBC Bank MTN
15.308%, 05/07/2020 (D)(F)	EGP	14,525	860
ICBC Standard Bank MTN
15.360%, 10/01/2021 (D)	UAH	18,605	833
JPMorgan Chase
5.150%, VAR ICE LIBOR USD 3 Month+3.250%, 11/01/2168		$220	230
JPMorgan Chase Bank MTN
16.951%, 07/09/2020 (D)(F)	EGP	6,981	404
16.000%, 06/13/2022 (D)		6,149	398
14.350%, 09/12/2024 (D)		12,106	774

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
12.874%, 01/13/2020 (D)(F)	NGN	132,000	$363
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (D)		$80	89
Saracen Development
11.000%, 10/15/2025 (C)(D)		260	269
Springleaf Finance
7.125%, 03/15/2026		150	173
6.875%, 03/15/2025		85	97
VTB Bank Via VTB Capital
6.950%, 10/17/2022		453	490
WeWork
7.875%, 05/01/2025 (D)		345	285

			10,826

Health Care – 0.3%
Air Medical Group Holdings
6.375%, 05/15/2023 (D)		355	318
Centene
4.750%, 01/15/2025		165	171
4.625%, 12/15/2029 (D)		165	174
Endo
6.000%, 07/15/2023 (D)		188	136
Endo Finance
5.375%, 01/15/2023 (D)		75	51
HCA
5.875%, 02/01/2029		115	133
Par Pharmaceutical
7.500%, 04/01/2027 (D)		110	109
Tenet Healthcare
6.250%, 02/01/2027 (D)		170	183
5.125%, 11/01/2027 (D)		90	95

			1,370

Industrials – 0.4%
Global A&T Electronics
8.500%, 01/12/2023		734	678
Hertz
6.000%, 01/15/2028 (D)		100	100
Icahn Enterprises
6.250%, 02/01/2022		145	148
New Enterprise Stone & Lime
6.250%, 03/15/2026 (D)		175	183
Titan International
6.500%, 11/30/2023		40	34
TransDigm
6.250%, 03/15/2026 (D)		90	97
Triumph Group
7.750%, 08/15/2025		85	89
Tutor Perini
6.875%, 05/01/2025 (D)		340	328

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Weekley Homes
6.625%, 08/15/2025	$385	$400

		2,057

Information Technology – 0.2%
CommScope
5.500%, 06/15/2024 (D)	55	56
CommScope Finance
8.250%, 03/01/2027 (D)	245	258
6.000%, 03/01/2026 (D)	150	159
CommScope Technologies
6.000%, 06/15/2025 (D)	40	40
Rackspace Hosting
8.625%, 11/15/2024 (D)	570	557

		1,070

Materials – 1.0%
AK Steel
7.500%, 07/15/2023	441	459
Allegheny Technologies
7.875%, 08/15/2023	145	162
Alpha 3 BV
6.250%, 02/01/2025 (D)	100	103
Baffinland Iron Mines
8.750%, 07/15/2026 (D)	380	383
CENVO Corp (Escrow Security)
0.000%, 09/15/2022 (C)	505	7
Cornerstone Chemical
6.750%, 08/15/2024 (D)	425	395
Eldorado
9.500%, 06/01/2024 (D)	165	178
First Quantum Minerals
7.500%, 04/01/2025 (D)	265	271
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (D)	220	225
Freeport-McMoRan
5.450%, 03/15/2043	245	254
5.250%, 09/01/2029	45	48
5.000%, 09/01/2027	25	26
Hexion
7.875%, 07/15/2027 (D)	190	198
LSB Industries
9.625%, 05/01/2023 (D)	450	462
Mineral Resources
8.125%, 05/01/2027 (D)	325	357
Mountain Province Diamonds
8.000%, 12/15/2022 (D)	265	255
New Gold
6.375%, 05/15/2025 (D)	125	116
6.250%, 11/15/2022 (D)	115	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northwest Acquisitions ULC
7.125%, 11/01/2022 (D)	$460	$345
Rain CII Carbon
7.250%, 04/01/2025 (D)	595	578

		4,936

Real Estate – 0.1%
Iron Mountain
4.875%, 09/15/2029 (D)	95	96
Uniti Group
8.250%, 10/15/2023 (D)	60	52
7.125%, 12/15/2024 (D)	50	43
6.000%, 04/15/2023 (D)	230	221

		412

Utilities – 0.3%
Eskom Holdings SOC
5.750%, 01/26/2021	200	200
Eskom Holdings SOC MTN
8.450%, 08/10/2028	595	641
NRG Energy
7.250%, 05/15/2026	145	158
5.250%, 06/15/2029 (D)	20	22
Vistra Operations
5.500%, 09/01/2026 (D)	260	276

		1,297

Total Corporate Obligations (Cost $34,075) ($ Thousands)		34,222

LOAN PARTICIPATIONS – 3.1%
84 Lumber, Term Loan, 1st Lien
5.991%, 11/06/2026	175	176
Academy, LTD., Initial Term Loan, 1st Lien
6.100%, VAR LIBOR+4.000%, 07/01/2022	–	–
5.694%, VAR LIBOR+4.000%, 07/01/2022	227	186
5.691%, VAR LIBOR+4.000%, 07/01/2022	440	360
Affinity Game, Term Loan 2, 1st Lien
5.049%, 07/01/2023	235	224
Affinity Game, Term Loan 2, 2nd Lien
10.049%, 01/31/2025	300	286
AgroFresh, Term Loan, 1st Lien
7.008%, 07/31/2021	–	–
6.549%, 07/31/2021	78	66

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.035%, VAR LIBOR+3.250%, 04/28/2022 (G)	$258	$253
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
9.299%, VAR LIBOR+4.250%, 09/02/2024	418	371
Aptos, 1st Lien
7.696%, 07/23/2025	149	146
Bellring Brands, Term Loan, 1st Lien
6.799%, 10/10/2024	181	183
BMC Software Finance, Inc., Term Loan, 1st Lien
6.049%, 10/02/2025 (G)	129	127
Boardriders, Inc., Initial Loan, 1st Lien
8.299%, 04/23/2024	179	166
Bright BIDCO BV, Term Loan B, 1st Lien
5.299%, 06/30/2024	22	13
Bright Bidco, Term Loan, 1st Lien
5.445%, 06/30/2024	104	61
5.299%, 06/30/2024	28	16
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 12/23/2024	123	123
Carestream Health, Inc., Extended Term Loan, 1st Lien
7.299%, 02/28/2021	521	512
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
6.049%, VAR LIBOR+4.250%, 06/07/2023	494	471
Cenveo Corporation, Exit Term Loan
11.210%, 06/07/2023 (C)	2	2
Cenveo Corporation, Exit Term Loan, 1st Lien
11.563%, 06/07/2023 (C)	303	301
Checkers Drive-In, Term Loan, 1st Lien
6.160%, 04/25/2024	117	77
Chesapeake Energy Corporation, Class A Term Loan, 1st Lien
9.928%, VAR LIBOR+8.000%, 06/09/2024	152	157
ConvergeOne Holdings, Corp., Initial Term Loan
6.799%, 01/04/2026	501	478
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
8.299%, 10/28/2026	95	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Doncasters, Term Loan, 1st Lien
5.445%, 04/09/2020	$–	$–
East Valley Tourist Development Authority , Term Loan, 1st Lien
10.064%, VAR LIBOR+8.000%, 09/30/2020 (C)	127	126
ELO Touch Solutions, Term Loan B, 1st Lien
8.245%, 12/14/2025	171	169
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
5.549%, 10/10/2025	573	487
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
8.035%, 06/13/2024	237	230
Forterra Finance, LLC, Replacement Term Loan, 1st Lien
4.799%, VAR LIBOR+3.000%, 10/25/2023	–	–
Glass Mountain, Term Loan B, 1st Lien
6.300%, 12/23/2024	69	60
Hoffmaster Group, Term Loan B, 1st Lien
5.799%, 11/21/2023 (C)	151	150
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
5.799%, 07/08/2024	210	204
Innovacare, Term Loan, 1st Lien
9.500%, 10/16/2026	214	208
Inteliquent, Term Loan, 1st Lien
6.299%, 02/10/2024	74	66
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
6.677%, 08/29/2022	630	592
Leap Legal Software, Term Loan B, 1st Lien
6.750%, 09/12/2022 (C)	393	276
Libbey Glass, 1st Lien
4.710%, 04/09/2021	70	56
Lifescan Global Corporation, Initial Term Loan, 1st Lien
8.085%, 10/01/2024	–	–
8.056%, 10/01/2024	739	702
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
9.924%, VAR LIBOR+8.125%, 06/30/2020 (C)	573	566
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.910%, 05/08/2025 (C)	158	156
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.799%, VAR LIBOR+4.000%, 05/04/2022	566	539

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Misys Limited, Dollar Term Loan, 1st Lien
5.696%, VAR LIBOR+3.500%, 06/13/2024	$190	$189
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.799%, VAR LIBOR+4.000%, 10/13/2023	102	98
Monitronics International
8.299%, 03/29/2024	170	143
Nine West Holdings Inc., Term Loan, 1st Lien
9.908%, 03/19/2024	60	59
Ortho-Clinical Diagnostics, Inc., Term Loan B, 1st Lien
5.306%, 06/30/2025	133	132
Patterson Companies, Term Loan B, 1st Lien
7.008%, 08/29/2022	–	–
Peak, Term Loan B, 1st Lien
5.445%, 08/01/2024	837	695
Polymer Additives, Inc., Closing Date Term Loan
7.799%, 07/31/2025 (C)	76	59
Polymer Process Soluions, Term Loan, 1st Lien
7.740%, 04/30/2026	219	214
Rackspace Hosting, Inc., Term B Loan
4.902%, 11/03/2023	208	202
Radio One, Inc., Initial Term Loan
5.800%, VAR LIBOR+4.000%, 04/18/2023	111	107
Red Lobster Management LLC, Initial Term Loan, 1st Lien
7.049%, 07/28/2021 (C)	144	142
Revlon Consumer Products Corporation, Initial Term B Loan
5.604%, VAR LIBOR+3.500%, 09/07/2023	–	–
5.409%, VAR LIBOR+3.500%, 09/07/2023	621	474
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
7.785%, 06/19/2026	185	183
Syniverse Holdings, Inc., Tranche C Term Loan
6.846%, VAR LIBOR+5.000%, 03/09/2023	696	647
Team Health Holdings, Inc., Initial Term Loan
4.549%, VAR LIBOR+2.750%, 02/06/2024	741	598
Traverse Midstream Partners LLC, Advance
5.800%, VAR LIBOR+4.000%, 09/27/2024	374	336

Description	Face Amount (Thousands)		Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Vida Capital, Term Loan
7.927%, 12/31/2049		$200	$197
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016)
9.750%, VAR LIBOR+4.000%, 03/29/2021		669	639
Windstream Services, LLC (fka Windstream Corporation), Tranche B-7 Term Loan
9.000%, VAR LIBOR+3.250%, 02/17/2024		50	47

Total Loan Participations (Cost $15,002) ($ Thousands)			14,598

SOVEREIGN DEBT – 2.2%
Argentine Republic Government International Bond
6.250%, 11/09/2047	EUR	205	102
Bahrain Government International Bond
7.000%, 01/26/2026		$400	471
Egypt Government International Bond MTN
8.150%, 11/20/2059 (D)		200	213
7.053%, 01/15/2032 (D)		248	260
MDC-GMTN BV MTN
4.500%, 11/07/2028		200	227
Nigeria Government International Bond
7.625%, 11/21/2025		263	290
Paraguay Government International Bond
4.625%, 01/25/2023		733	774
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	30,726	2,458
Russian Federal Bond - OFZ
7.400%, 07/17/2024	RUB	86,465	1,470
7.250%, 05/10/2034		215,817	3,746
Turkey Government International Bond
6.350%, 08/10/2024		$667	697

Total Sovereign Debt (Cost $9,850) ($ Thousands)			10,708

MUNICIPAL BONDS – 0.9%

Puerto Rico – 0.9%
Commonwealth of Puerto Rico, Ser A, GO
5.000%, 07/01/2020 (E)		5	4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (E)	$5,010	$3,188
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.500%, 07/01/2026 (E)	5	4
5.500%, 07/01/2039 (E)	325	232
5.250%, 07/01/2023 (E)	30	21
5.125%, 07/01/2037 (E)	20	14
5.000%, 07/01/2032 (E)	5	3
5.000%, 07/01/2041 (E)	705	479
Commonwealth of Puerto Rico, Ser B, GO
4.250%, 07/01/2019 (E)	5	3
Commonwealth of Puerto Rico, Ser B, GO Callable 02/03/2020 @ 100
4.400%, 07/01/2020 (E)	10	6
Commonwealth of Puerto Rico, Ser C, GO Callable 02/03/2020 @ 100
6.000%, 07/01/2032 (E)	5	4
Commonwealth of Puerto Rico, Ser C, GO Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (E)	5	4
Commonwealth of Puerto Rico, Ser E, GO Callable 07/01/2021 @ 100
5.375%, 07/01/2030 (E)	5	4
Puerto Rico, Electric Power Authority, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (E)	15	11
Puerto Rico, Electric Power Authority, Ser AAA, RB Callable 07/01/2020 @ 100
5.250%, 07/01/2021 (E)	10	7
5.250%, 07/01/2025 (E)	15	11
5.250%, 07/01/2027 (E)	20	15
Puerto Rico, Electric Power Authority, Ser CCC, RB Callable 02/03/2020 @ 100
5.250%, 07/01/2026 (E)	35	26
Puerto Rico, Electric Power Authority, Ser CCC, RB Callable 07/01/2020 @ 100
5.250%, 07/01/2027 (E)	30	22
5.250%, 07/01/2028 (E)	5	4
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (E)	35	26
Puerto Rico, Electric Power Authority, Ser TT, RB Callable 02/03/2020 @ 100
5.000%, 07/01/2023 (E)	10	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 07/01/2032 (E)	$25	$19
Puerto Rico, Electric Power Authority, Ser WW, RB Callable 02/03/2020 @ 100
5.500%, 07/01/2020 (E)	15	11
5.500%, 07/01/2021 (E)	15	11
5.500%, 07/01/2038 (E)	5	4
5.250%, 07/01/2033 (E)	20	15
Puerto Rico, Electric Power Authority, Ser XX, RB Callable 02/03/2020 @ 100
5.250%, 07/01/2035 (E)	5	4
Puerto Rico, Electric Power Authority, Ser XX, RB Callable 07/01/2020 @ 100
5.250%, 07/01/2040 (E)	30	22

Total Municipal Bonds (Cost $3,327) ($ Thousands)		4,181

	Shares

PREFERRED STOCK – 0.3%

Energy – 0.0%
Crestwood Equity Partners, 9.250% (B)	12,852	119

Financials – 0.3%
FHLMC, 8.375% *	50,676	600
FNMA, 8.250% *	53,520	640

		1,240

Real Estate – 0.0%
Colony Capital, 7.150% ‡	9,135	221

Total Preferred Stock (Cost $1,117) ($ Thousands)		1,580

	Face Amount (Thousands)

ASSET-BACKED SECURITIES – 0.3%

Other Asset-Backed Securities – 0.3%
CIFC Funding, Ser 2018-4RA, Cl C
5.202%, VAR ICE LIBOR USD 3 Month+3.200%, 10/17/2030 (D)	250	240
Octagon Investment Partners 43, Ser 2019- 1A, Cl D
5.991%, VAR ICE LIBOR USD 3 Month+3.900%, 10/25/2032 (D)	250	250
OHA Credit Funding 4, Ser 2019-4A, Cl D
5.686%, VAR ICE LIBOR USD 3 Month+3.750%, 10/22/2032 (D)	250	250

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
4.586%, VAR ICE LIBOR USD 3 Month+2.600%, 10/15/2027 (D)	$250	$245
Tryon Park CLO, Ser 2018-1A, Cl CR
4.701%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/2029 (D)	250	239
Venture XVII CLO, Ser 2018-17A, Cl DRR
4.821%, VAR ICE LIBOR USD 3 Month+2.820%, 04/15/2027 (D)	200	191

Total Asset-Backed Securities (Cost $1,446) ($ Thousands)		1,415

CONVERTIBLE BONDS – 0.2%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	554	382
Liberty Media CV to 22.94686
4.000%, 11/15/2029	368	257
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (D)	230	308

Total Convertible Bonds (Cost $934) ($ Thousands)		947

MORTGAGE-BACKED SECURITY – 0.0%

Non-Agency Mortgage-Backed Obligations – 0.0%
CHT Mortgage Trust, Ser CSMO, Cl F
5.481%, VAR ICE LIBOR USD 1 Month+3.741%, 11/15/2036 (C)(D)	175	175

Total Mortgage-Backed Security (Cost $175) ($ Thousands)		175

	Number of Rights

RIGHT – 0.0%
Celgene Corp ‡‡	54,875	165

Total Right (Cost $142) ($ Thousands)		165

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION – 0.0%
United States Treasury Bill
1.542%, 06/18/2020 (F)	128	127

Total U.S. Treasury Obligation (Cost $127) ($ Thousands)		127

Description	Number of Warrants	Market Value ($ Thousands)

WARRANT – 0.0%
Guitar Center, Expires 12/30/2027 Strike Price $– *(C)	1,552	$–

Total Warrant (Cost $–) ($ Thousands)		–

	Shares

CASH EQUIVALENTS – 32.9%
Morgan Stanley Institutional Liquidity Fund Government Portfolio
1.510%**	182,500	183
Morgan Stanley Institutional Liquidity Fund Prime Portfolio
1.721%**	182,298	182
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio
1.504%**	182,500	183
Morgan Stanley Institutional Liquidity Funds - ESG Money Market Portfolio
1.741%**	182,340	182
SEI Daily Income Trust, Government Fund, Cl F
1.500%**†	157,225,513	157,226

Total Cash Equivalents (Cost $157,955) ($ Thousands)		157,956

Total Investments in Securities – 94.4% (Cost $445,970) ($ Thousands)		$453,139

COMMON STOCK SOLD SHORT— (11.5)%

Communication Services – (1.4)%
America Movil SAB de CV ADR, Cl L	(61,400)	(982)
Auto Trader Group PLC	(122,410)	(964)
Autohome Inc ADR *	(9,400)	(752)
Cardlytics Inc *	(8,500)	(534)
Cogent Communications Holdings Inc	(8,400)	(553)
Netflix Inc *	(2,257)	(730)
T-Mobile US Inc *	(2,263)	(178)
Verizon Communications Inc	(11,070)	(680)
Walt Disney Co/The	(4,700)	(680)
Yelp Inc, Cl A *	(17,374)	(605)

		(6,658)

Consumer Discretionary – (1.3)%
Caesars Entertainment Corp *	(95,287)	(1,296)
Canada Goose Holdings Inc *	(18,565)	(673)
Eldorado Resorts Inc *	(2,357)	(141)
NIO Inc ADR *	(31,470)	(126)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Peloton Interactive Inc, Cl A *	(19,500)	$(554)
Rakuten Inc	(85,700)	(737)
Service Corp International/US	(15,018)	(691)
Sleep Number Corp *	(16,333)	(804)
Tesla Inc *	(3,115)	(1,304)

		(6,326)

Consumer Staples – (0.1)%
Energizer Holdings Inc	(9,936)	(499)

Energy – (0.1)%
Halliburton Co	(23,910)	(585)

Financials – (0.6)%
Ashmore Group PLC	(72,054)	(495)
Canadian Imperial Bank of Commerce	(2,993)	(249)
Charles Schwab Corp/The	(5,030)	(239)
FactSet Research Systems Inc	(4,318)	(1,159)
Laurentian Bank of Canada	(6,884)	(236)
Royal Bank of Canada	(2,993)	(237)

		(2,615)

Health Care – (1.1)%
AbbVie Inc	(21,162)	(1,873)
Achillion Pharmaceuticals Inc *	(46,790)	(282)
Align Technology Inc *	(2,431)	(678)
Centene Corp *	(11,813)	(743)
Demant A/S *	(20,168)	(636)
Diplomat Pharmacy Inc *	(7,406)	(30)
iRhythm Technologies Inc *	(499)	(34)
Mylan NV *	(3,422)	(69)
Pfizer Inc	(8,007)	(314)
Vocera Communications Inc *	(34,600)	(718)

		(5,377)

Industrials – (2.5)%
51job Inc ADR *	(10,030)	(851)
Advanced Disposal Services Inc *	(18,465)	(607)
ArcBest Corp	(21,293)	(588)
Armstrong World Industries Inc	(7,204)	(677)
Automatic Data Processing, 100137	(4,300)	(733)
Axon Enterprise Inc *	(4,007)	(294)
Caterpillar Inc, Cl A	(4,576)	(676)
CH Robinson Worldwide Inc	(8,650)	(676)
Cimpress PLC *	(5,919)	(744)
Delta Air Lines Inc, Cl A	(17,343)	(1,014)
Generac Holdings Inc *	(3,337)	(336)
Kadant Inc	(2,015)	(212)
Lincoln Electric Holdings Inc	(10,818)	(1,046)
PACCAR Inc	(10,113)	(800)
Roper Technologies Inc	(1,403)	(497)
United Technologies Corp	(4,693)	(703)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Verisk Analytics Inc, Cl A	(5,200)	$(777)
Watsco Inc	(4,047)	(729)

		(11,960)

Information Technolgy – 0.0%
Xerox Holdings Corp *	(2,057)	(76)

Information Technology – (4.1)%
Accenture PLC, Cl A	(5,358)	(1,128)
Alteryx Inc, Cl A *	(7,193)	(720)
Appian Corp, Cl A *	(12,866)	(492)
Arista Networks Inc *	(1,660)	(338)
Blackbaud Inc, Cl A	(9,300)	(740)
Cerence Inc *	(42,637)	(965)
Cognizant Technology Solutions Corp, Cl A	(15,400)	(955)
Datadog Inc, Cl A *	(12,100)	(457)
FleetCor Technologies Inc *	(2,454)	(706)
HubSpot Inc *	(4,700)	(745)
II-VI Inc *	(4,056)	(137)
Infosys Ltd ADR	(74,300)	(767)
Inphi Corp *	(692)	(51)
Intel Corp	(12,800)	(766)
International Business Machines Corp	(7,278)	(976)
Lumentum Holdings Inc *	(2,437)	(193)
Medallia Inc *	(17,000)	(529)
Microchip Technology Inc	(6,659)	(697)
NVIDIA Corp	(2,177)	(512)
PTC Inc *	(9,800)	(734)
Q2 Holdings Inc *	(5,200)	(422)
Qualys Inc *	(5,600)	(467)
Seiko Epson Corp	(32,100)	(489)
Shopify Inc, Cl A *	(2,265)	(900)
Slack Technologies Inc, Cl A *	(29,000)	(652)
Synchronoss Technologies Inc *	(50,663)	(241)
Taiyo Yuden Co Ltd	(35,600)	(1,099)
Tucows Inc, Cl A *	(9,300)	(574)
ViaSat Inc *	(1,546)	(113)
Viavi Solutions Inc *	(22,204)	(333)
Western Union Co/The	(19,200)	(514)
Workday Inc, Cl A *	(2,944)	(484)
Zscaler Inc *	(12,876)	(599)

		(19,495)

Materials – (0.2)%
Avery Dennison Corp	(2,577)	(337)
Fortescue Metals Group Ltd	(81,022)	(609)

		(946)

Real Estate – (0.1)%
Iron Mountain Inc	(14,200)	(452)

Total Common Stock Sold Short (Proceeds $52,265) ($ Thousands)		(54,989)

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT – (2.9)%

Exchange Traded Fund – (2.9)%
iShares Russell 2000 ETF	(16,283)	$(2,697)
SPDR S&P 500 ETF Trust	(27,790)	(8,945)
VanEck Vectors Semiconductor ETF	(16,171)	(2,287)

Total Exchange Traded Funds Sold Short (Proceeds $13,698) ($ Thousands)		(13,929)

Total Investments Sold Short – (14.4)% (Proceeds $65,963) ($ Thousands)		$(68,918)

	Contracts

PURCHASED OPTIONS* – 0.1%

Total Purchased Options (H) (Cost $668) ($ Thousands)	4,004	$457

WRITTEN OPTIONS* – (0.1)%

Total Written Options (H) (Premiums Received $349) ($ Thousands)	(462)	$(282)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

A list of the exchange traded option contracts held by the Fund at December 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS – 0.1%

Put Options
AbbVie*	16	$142	$80.00	1/18/2020	$–
Acacia Communications*	23	156	65.00	1/18/2020	1
Acacia Communications*	73	495	55.00	2/22/2020	1
Acacia Communications*	105	712	65.00	2/22/2020	5
Achillion Pharmaceuticals*	12	7	5.00	1/18/2020	–
Allergan*	40	765	125.00	2/22/2020	–
Allergan*	38	726	115.00	2/22/2020	–
Allergan*	69	1,319	120.00	2/22/2020	–
Allergan*	19	363	130.00	1/18/2020	–
ArQule*	22	44	17.00	1/18/2020	–
ArQule*	82	164	16.00	1/18/2020	–
ArQule*	6	12	14.00	4/18/2020	–
Audentes Therapeutics*	37	221	30.00	1/18/2020	–
Audentes Therapeutics*	33	197	35.00	1/18/2020	–
Audentes Therapeutics*	7	42	40.00	1/18/2020	–
Audentes Therapeutics*	7	42	35.00	2/22/2020	–
Audentes Therapeutics*	64	383	30.00	2/22/2020	–
Audentes Therapeutics*	37	221	25.00	5/16/2020	–
Audentes Therapeutics*	29	174	40.00	2/22/2020	–
Audentes Therapeutics*	18	108	55.00	2/22/2020	–
AVX*	5	10	17.50	1/18/2020	–
Centene*	26	163	55.00	1/18/2020	–
Centene*	37	233	50.00	1/18/2020	–
Continental Building Products*	81	295	35.00	5/16/2020	2
Craft Brew Alliance*	82	135	15.00	5/16/2020	1
Fitbit*	65	43	7.00	1/18/2020	3
Fitbit*	37	24	7.00	2/22/2020	2
January 20 Puts on SPX*	47	129	3,220.00	1/18/2020	129
January 20 Puts on SPX*	6	9	3,210.00	1/18/2020	9
January 20 Puts on SPX*	2	7	3,240.00	1/18/2020	7
January 20 Puts on SPX*	38	19	3,010.00	1/18/2020	19
January 20 Puts on SPX*	12	21	3,220.00	1/18/2020	21
January 20 Puts on SPX*	9	22	3,190.00	1/18/2020	23
January 20 Puts on SPX*	6	3	3,110.00	1/18/2020	3
January 20 Puts on SPX*	18	12	3,030.00	1/18/2020	12
January 20 Puts on SPX*	38	25	3,080.00	1/18/2020	25
January 20 Puts on SPX*	9	32	3,230.00	1/18/2020	32
January 20 Puts on SPX*	38	64	3,190.00	1/18/2020	64
January 20 Puts on SPX*	9	5	3,020.00	1/18/2020	5
January 20 Puts on SPX*	13	4	3,000.00	1/18/2020	5
January 20 Puts on SPX*	12	4	3,060.00	1/18/2020	4
January 20 Puts on SPX*	13	26	3,180.00	1/18/2020	26
January 20 Puts on SPX*	2	1	3,040.00	1/18/2020	2
Mellanox Technologies*	108	1,266	100.00	1/18/2020	2
Mellanox Technologies*	71	832	115.00	2/22/2020	14
Pfizer*	64	251	38.00	1/18/2020	2
Pfizer*	54	212	37.00	1/18/2020	1

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS (continued)
Prologis*	102	$909	$80.00	2/22/2020	$6
Prologis*	51	455	80.00	1/18/2020	–
Raytheon*	18	396	200.00	1/18/2020	1
Synthorx*	7	49	30.00	7/18/2020	–
Synthorx*	18	126	30.00	1/18/2020	–
Tallgrass Energy*	117	259	17.00	1/18/2020	1
Truist Financial*	76	428	50.00	1/18/2020	–
Truist Financial*	12	68	67.50	1/18/2020	–
Truist Financial*	47	265	49.00	1/18/2020	–
Truist Financial*	38	214	65.00	1/18/2020	1
ViacomCBS*	35	147	37.50	1/18/2020	–
ViacomCBS*	37	155	35.00	1/18/2020	–
Wright Medical Group*	2	6	25.00	1/16/2021	–
Xerox Holdings*	78	288	37.00	1/18/2020	8
Zayo Group Holdings*	4	14	30.00	1/18/2020	–

		13,919			437

Call Options
Achillion Pharmaceuticals*	918	553	7.00	3/21/2020	5
ArQule*	89	178	20.00	1/18/2020	1
Denbury Resources Inc*	11	1	2.50	1/18/2020	–
Diplomat Pharmacy*	82	33	4.00	2/22/2020	–
Diplomat Pharmacy*	2	1	4.00	5/16/2020	–
Pivotal Software*	86	129	15.00	3/21/2020	–
SPDR S&P 500 ETF Trust*	165	5,311	328.00	1/18/2020	4
SPDR S&P 500 ETF Trust*	59	1,899	327.00	1/18/2020	3
Synthorx*	24	168	70.00	1/18/2020	3
Teva Pharmaceutical Industries*	185	181	12.50	1/18/2020	–
T-Mobile US*	28	220	80.00	1/18/2020	2
WESCO International*	74	439	65.00	1/18/2020	2

		9,113			20

Total Purchased Options		$23,032			$457

WRITTEN OPTIONS — (0.1)%

Put Options
Audentes Therapeutics*	(18)	$(108)	50.00	02/22/20	$–
January 20 Puts on SPX*	(4)	(6)	3,140.00	01/18/20	(6)
January 20 Puts on SPX*	(12)	(9)	3,160.00	01/18/20	(9)
January 20 Puts on SPX*	(24)	(16)	3,140.00	01/18/20	(16)
January 20 Puts on SPX*	(18)	(21)	3,120.00	01/18/20	(21)
January 20 Puts on SPX*	(18)	(24)	3,110.00	01/18/20	(24)
January 20 Puts on SPX*	(26)	(24)	3,090.00	01/18/20	(24)
January 20 Puts on SPX*	(18)	(24)	3,130.00	01/18/20	(24)
January 20 Puts on SPX*	(76)	(58)	3,100.00	01/18/20	(58)
January 20 Puts on SPX*	(76)	(92)	3,150.00	01/18/20	(92)
Mellanox Technologies*	(101)	(1,184)	90.00	01/18/20	(1)
Mellanox Technologies*	(71)	(832)	105.00	02/22/20	(7)

Total Written Options		$(2,398)			$(282)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

A list of the open Future contracts held by the Fund at December 31, 2019 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	(6)	Mar-2020	$(959)	$(969)	$(10)
U.S. Long Treasury Bond	4	Mar-2020	635	623	(12)

			$(324)	$(346)	$(22)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BCAP	03/18/20	USD	144	EUR	129	$2
Barclays PLC	01/15/20	USD	718	TRY	4,169	(20)
Barclays PLC	03/13/20	EUR	95	USD	106	(1)
Barclays PLC	03/13/20	AUD	390	USD	267	(7)
Barclays PLC	03/18/20	USD	18	EUR	16	–
Barclays PLC	03/18/20	USD	750	MXN	14,922	31
Barclays PLC	03/18/20	USD	1,773	CNH	12,525	23
Barclays PLC	03/18/20	ZAR	34,653	USD	2,328	(126)
Deutsche Bank	03/18/20	USD	59	EUR	52	–
Goldman Sachs	02/19/20	KRW	3,357,724	USD	2,880	(32)
HSBC	02/19/20	CNH	14,436	USD	2,060	(10)
JPMorgan Chase Bank	01/03/20 - 02/04/20	USD	4,468	BRL	18,576	148
JPMorgan Chase Bank	01/03/20	BRL	9,288	USD	2,283	(25)
JPMorgan Chase Bank	01/15/20	USD	1,432	CAD	1,882	20
JPMorgan Chase Bank	03/18/20	USD	666	PLN	2,568	12
JPMorgan Chase Bank	03/18/20	ZAR	23,434	USD	1,610	(49)
Merrill Lynch	03/18/20	USD	–	IDR	–	–
Merrill Lynch	03/18/20	RUB	15,275	USD	236	(8)
Merrill Lynch	03/18/20	IDR	41,297,171	USD	2,894	(73)
Montgomery/Bank of America	02/19/20	USD	491	JPY	53,542	3
Montgomery/Bank of America	03/18/20	EUR	475	USD	533	(4)
Morgan Stanley	01/15/20	TRY	4,169	USD	702	3
Morgan Stanley	01/31/20	USD	27	CAD	36	–
Morgan Stanley	01/31/20	CAD	169	USD	128	(2)
Morgan Stanley	01/31/20	EUR	14	USD	15	–
Morgan Stanley	01/31/20 - 03/18/20	EUR	1,175	USD	1,310	(13)
Morgan Stanley	03/18/20	USD	8	PLN	32	–
Morgan Stanley	03/18/20	USD	202	RUB	12,801	2
Morgan Stanley	03/18/20	PLN	2,600	USD	673	(14)
Morgan Stanley	03/18/20	ZAR	12,705	USD	854	(46)

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	03/18/20	RUB	186,775	USD	2,885	$(94)
UBS	02/19/20	USD	547	JPY	59,509	2
UBS	03/18/20	USD	126	EUR	112	–

						$(278)

A list of the open OTC swap agreements held by the Fund at December 31, 2019, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Indonesia Government	3 MONTH USD - LIBOR +	INDONESIA GOVERNMENT
Merrill Lynch	Bond	60 BPS	8.125% 05/15/2024	Semi-Annually	06/22/2020	USD	3,779,723	$14	$–	$14
Bank of America	Indonesia Treasury Bond	3 MONTH USD - LIBOR	INDONESIA GOVERNMENT
Merrill Lynch			8.125% 5/15/2024	Semi-Annually	04/20/2020	USD	18,070,626	22	–	22
Citibank	Russell Tech 3000	ASSET RETURN	1MLIBOR	Monthly	07/05/2022	USD	2,695	32	–	32
Citibank	Russell Tech 3000	1MLIBOR	ASSET RETURN	Annually	07/05/2022	USD	(3,674)	(2)	–	(2)
Deutsche Bank	Arab Republic of Egypt	3-MONTH USD LIBOR	ARAB REPUBLIC OF
			EGYPT 0% 05/12/2020	Annually	05/12/2020	USD	10,180	638	620	18
Deutsche Bank	Indonesia Government Bond	3 MONTH USD - LIBOR + INDONESIA GOVERNMENT 60 BPS	8.125% 05/15/2024	Semi-Annually	05/15/2024	USD	5,111,625	16	–	16
Deutsche Bank	Indonesia Government Bond	3 MONTH USD - LIBOR + INDONESIA GOVERNMENT 60 BPS	7.375% 05/15/2048	Semi-Annually	05/15/2048	USD	11,482,214	12	–	12
Deutsche Bank	Indonesia Treasury Bond	3 MONTH USD - LIBOR	INDONESIA GOVERNMENT
			8.25% 6/15/2032	Semi-Annually	06/15/2032	USD	20,078,517	41	–	41
Goldman Sachs	Kakao Corp	1MLIBOR + .50	ASSET RETURN	Annually	12/15/2025	USD	(286)	1	–	1
Goldman Sachs	Kakao Corp	1MLIBOR + .50	ASSET RETURN	Annually	12/15/2025	USD	(1,223)	33	–	33
Goldman Sachs	Koolearn Technology	ASSET RETURN	1MLIBOR - 30	Monthly	12/15/2025	HKD	29	(1)	–	(1)
Goldman Sachs	Koolearn Technology	ASSET RETURN	1MLIBOR - 30	Monthly	12/15/2025	HKD	35	(4)	–	(4)
Goldman Sachs	Koolearn Technology	ASSET RETURN	1MLIBOR - 30	Monthly	12/15/2025	HKD	109	8	–	8
Goldman Sachs	Koolearn Technology	ASSET RETURN	1MLIBOR - 30	Monthly	12/15/2025	HKD	124	3	–	3
Goldman Sachs	Koolearn Technology	ASSET RETURN	1MLIBOR - 30	Monthly	12/15/2025	HKD	43	4	–	4
Goldman Sachs	NCSoft	1MLIBOR + .50	ASSET RETURN	Annually	12/15/2025	USD	(1,237)	27	–	27
Goldman Sachs	Netmarble	ASSET RETURN	1MLIBOR - 50	Monthly	12/15/2025	KRW	119	(6)	–	(6)
Goldman Sachs	Netmarble	ASSET RETURN	1MLIBOR - 50	Monthly	12/15/2025	KRW	850	(32)	–	(32)
Goldman Sachs	Samsung Electronics	1MLIBOR + .50	ASSET RETURN	Annually	12/15/2025	USD	(1,027)	41	–	41
Goldman Sachs	Windbond Electronics	ASSET RETURN	1MLIBOR - 50	Monthly	12/15/2025	TWD	(307)	(7)	–	(7)
Morgan Stanley	ADO Properties	EURIB-1M	ASSET RETURN	Annually	12/20/2021	EUR	(63)	1	–	1
Morgan Stanley	Aircastle	FEDEF-1D	ASSET RETURN	Annually	11/27/2021	USD	(390)	–	–	–
Morgan Stanley	Cobham PLC	1-MONTH USD - LIBOR	ASSET RETURN	Annually	11/24/2020	GBP	(137)	20	–	20
Morgan Stanley	Faurecia	EURIB-1M	ASSET RETURN	Annually	11/04/2021	EUR	(80)	(1)	–	(1)
Morgan Stanley	Fiat Chrysler	EURIB-1M	ASSET RETURN	Annually	11/04/2021	EUR	(450)	(17)	–	(17)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Flutter Entertainment	FEDEF-1D	ASSET RETURN	Monthly	11/21/2021	USD	479	(39)	–	(39)
Morgan Stanley	GrandVision	EURIB-1M	ASSET RETURN	Annually	12/23/2021	EUR	(49)	–	–	–
Morgan Stanley	Infineon Tech	EONIA-1D	ASSET RETURN	Monthly	12/16/2021	EUR	183	7	–	7
Morgan Stanley	Nvidia Corp	ICAP US Federal Funds Rate	ASSET RETURN	Monthly	09/09/2021	USD	249	(1)	–	(1)
Morgan Stanley	Peugeot S.A	EONIA-1D	ASSET RETURN	Monthly	11/04/2021	EUR	498	20	–	20
Morgan Stanley	Tallgrass Energy	FEDEF-1D	ASSET RETURN	Annually	10/14/2021	USD	(1,217)	39	–	39

								$869	$620	$249

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2019, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Mexico	Buy	1.00%	Quarterly	06/20/2023	$1,596	$(27)	$(1)	$(26)
Mexico	Buy	1.00%	Quarterly	12/20/2023	1,057	(18)	11	(29)
Mexico	Buy	1.00%	Quarterly	12/20/2023	458	(8)	4	(12)
Republic of Korea	Buy	1.00%	Quarterly	06/20/2024	1,345	(47)	(39)	(8)
Republic of South Africa	Buy	1.00%	Quarterly	06/20/2022	1,140	(1)	28	(29)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2022	87	–	2	(2)
Republic of South Africa	Sell	1.00%	Quarterly	12/20/2022	(632)	(1)	(7)	6
Republic of South Africa	Buy	1.00%	Quarterly	06/20/2024	3,318	70	125	(55)
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(22)	(17)	(5)
Republic of Turkey	Buy	1.00%	Quarterly	06/20/2024	1,709	117	147	(30)

						$63	$253	$(190)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.0 X BZDIOVRA + 0.0 BPS	5.88%	Annually	01/02/2023	BRL	9,112	$5	$–	$5
1.0 X CNRR007 + 0.0 BPS	3.035%	Quarterly	03/18/2025	CNY	27,275	18	–	18
0.8595%	6-MONTH GBP - LIBOR	Semi-Annually	03/18/2070	GBP	1,302	151	–	151

						$174	$–	$174

Percentages are based on Net Assets of $479,792 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Ivestment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Securities considered illiquid. The total value of such securities as of December 31, 2019 was $197 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(B)	Security is a Master Limited Partnership. At December 31, 2019, such securities amounted to $1,444 ($ Thousands), or 0.3% of the net assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $27,868 ($ Thousands), representing 5.8% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(G)	Unsettled bank loan. Interest rate may not be available.
(H)	Refer to table below for details on Options Contracts.

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

Cl – Class

CLO – Collateralized Loan Obligation

CNH – Chinese Yuan Offshore

CV – Convertible Security

EGP – Egyptian Pound

ETF – Exchange-Traded Fund

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

GBP – British Pound Sterling

GO – General Obligation

HKD – Hong Kong Dollar

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – Korean Won

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

Ltd. – Limited

MTN – Medium Term Note

MXN – Mexican Peso

NGN – Nigerian Naira

PIK – Payment-in-Kind

PLC – Public Limited Company

PLN – Polish Zloty

Pty – Proprietary

RB – Revenue Bond

RUB – Russian Ruble

S&P – Standard & Poor’s

Ser – Series

SPDR – Standard & Poor’s Depository Receipt

SPX – Standard & Poor’s 500 Index

TRY – Turkish Lira

UAH – Ukrainian Hryvnia

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable Rate

ZAR – South African Rand

The following is a list of the level of inputs used as of December 31, 2019,in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	115,213	–	361	115,574
Registered Investment Companies	65,686	–	–	65,686
Exchange Traded Fund	45,805	–	–	45,805
Corporate Obligations	–	33,740	482	34,222
Loan Participations	–	12,820	1,778	14,598
Sovereign Debt	–	10,708	–	10,708
Municipal Bonds	–	4,181	–	4,181
Preferred Stock	1,580	–	–	1,580
Asset-Backed Securities	–	1,415	–	1,415
Convertible Bonds	–	947	–	947
Mortgage-Backed Security	–	–	175	175
Right	165	–	–	165
U.S. Treasury Obligation	–	127	–	127
Warrant	–	–	–	–
Cash Equivalents	157,956	–	–	157,956

Total Investments in Securities	386,405	63,938	2,796	453,139

Securities Sold Short	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	(54,989)	–	–	(54,989)
Exchange Traded Funds	(13,929)	–	–	(13,929)

Total Securities Sold Short	(68,918)	–	–	(68,918)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	457	–	–	457
Written Options	(282)	–	–	(282)
Futures Contracts*
Unrealized Depreciation	(22)	–	–	(22)
Forwards Contracts*
Unrealized Appreciation	–	246	–	246
Unrealized Depreciation	–	(524)	–	(524)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	359	–	359
Unrealized Depreciation	–	(110)	–	(110)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	6	–	6
Unrealized Depreciation	–	(196)	–	(196)
Interest Rate Swaps*
Unrealized Appreciation	–	174	–	174

Total Other Financial Instruments	153	(45)	–	108

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “–” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Strategy Alternative Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	153,543	188,335	(184,652)	–	–	157,226	157,225,513	653	–

As of December 31, 2019, Multi-Strategy Alternative Fund is the seller (“providing protection”) on a total notional amount of $1.3 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	–	$(23,182)	–	–	$(23,182)
Maximum potential amount of future payments	–	1,286,000	–	–	1,286,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$–	$–	$–	$–
101-200	–	–	632,000	–	–	632,000
201-300	–	–	654,000	–	–	654,000
301-400	–	–	–	–	–	–
> than 400	–	–	–	–	–	–
Total	$–	$–	$1,286,000	$–	$–	$1,286,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 47.2%
U.S. Treasury Bills
2.097%, 01/09/2020 (A)	$98,581	$98,554
2.056%, 01/30/2020 (A)(B)	173,624	173,427
2.032%, 01/16/2020 (A)(B)	191,877	191,773
2.031%, 01/23/2020 (A)(B)	94,553	94,472
1.908%, 02/13/2020 (A)(B)	25,624	25,579
1.857%, 02/20/2020 (A)(B)	108	108
1.842%, 03/12/2020 (A)(B)	3,959	3,947
1.811%, 04/02/2020 (A)(B)	28,584	28,474
1.704%, 04/09/2020 (A)(B)	23,094	22,998
1.623%, 04/30/2020 (A)(B)	49,898	49,646
1.613%, 04/23/2020 (A)(B)	4,428	4,407
1.593%, 05/28/2020 (A)(B)	3,721	3,698
1.583%, 06/25/2020 (A)(B)	8,722	8,657
1.562%, 05/14/2020 (A)	14,788	14,705
1.552%, 05/21/2020 (A)	19,688	19,571
1.547%, 05/07/2020 (A)	24,778	24,646
1.533%, 06/11/2020 (A)(B)	172	171
0.000%, 07/02/2020 (A)(B)	5,228	5,186
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,565	2,089
3.625%, 04/15/2028	1,591	2,035
3.375%, 04/15/2032	6,524	8,957
2.500%, 01/15/2029	8,218	9,904
2.375%, 01/15/2025	1,092	1,217
2.375%, 01/15/2027	1,914	2,209
2.125%, 02/15/2040	1,786	2,334
2.125%, 02/15/2041	2,938	3,870
2.000%, 01/15/2026	1,945	2,162
1.750%, 01/15/2028	1,196	1,344
1.375%, 01/15/2020	2,824	2,824
1.375%, 02/15/2044	1,104	1,302
1.250%, 07/15/2020	3,368	3,400
1.125%, 01/15/2021	2,155	2,175
1.000%, 02/15/2046	1,629	1,791
0.875%, 01/15/2029	50,393	53,513
0.750%, 07/15/2028	49,938	52,536
0.750%, 02/15/2042	1,651	1,715
0.750%, 02/15/2045	820	850
0.625%, 07/15/2021	1,713	1,732
0.625%, 01/15/2024	1,654	1,689
0.625%, 01/15/2026	44,080	45,431
0.625%, 02/15/2043	1,455	1,471
0.500%, 04/15/2024	34,756	35,318
0.500%, 01/15/2028	53,281	54,658
0.375%, 07/15/2023	1,106	1,121

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.375%, 07/15/2025	$36,679	$37,427
0.375%, 01/15/2027	45,490	46,181
0.375%, 07/15/2027	48,225	49,191
0.250%, 01/15/2025	37,594	37,928
0.250%, 07/15/2029	61,571	62,169
0.125%, 04/15/2021	2,172	2,167
0.125%, 01/15/2022	1,933	1,932
0.125%, 04/15/2022	2,116	2,113
0.125%, 07/15/2022	2,182	2,191
0.125%, 01/15/2023	1,840	1,840
0.125%, 07/15/2024	1,842	1,854
0.125%, 10/15/2024	11,134	11,198
0.125%, 07/15/2026	43,138	43,274

Total U.S. Treasury Obligations (Cost $1,360,372) ($ Thousands)		1,367,131

SOVEREIGN DEBT – 14.1%
African Development Bank
2.375%, 09/23/2021 (B)	1,750	1,770
2.125%, 11/16/2022 (B)	500	506
1.875%, 03/16/2020 (B)	500	500
1.375%, 02/12/2020 (B)	1,250	1,250
1.250%, 07/26/2021 (B)	1,750	1,738
Asian Development Bank MTN
2.750%, 03/17/2023 (B)	750	775
2.625%, 01/12/2027 (B)	1,750	1,833
2.375%, 08/10/2027 (B)	500	515
2.000%, 02/16/2022 (B)	500	503
2.000%, 04/24/2026 (B)	500	503
1.875%, 08/10/2022 (B)	1,000	1,005
1.750%, 08/14/2026 (B)	500	494
1.625%, 05/05/2020 (B)	500	500
1.625%, 08/26/2020 (B)	1,000	999
Chile Government International Bond
3.875%, 08/05/2020 (B)	250	252
Council of Europe Development Bank
2.625%, 02/13/2023 (B)	250	257
2.500%, 02/27/2024 (B)	250	257
1.625%, 03/16/2021 (B)	500	499
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	4,299	54,272
0.100%, 04/15/2023	3,868	23,240
0.100%, 04/15/2026	8,537	46,111
0.100%, 04/15/2046	3,996	6,024
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023 (B)	750	774
2.125%, 03/07/2022 (B)	750	757
2.000%, 02/01/2021 (B)	1,000	1,003

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.625%, 05/05/2020 (B)	$500	$500
1.500%, 03/16/2020 (B)	250	250
1.125%, 08/24/2020 (B)	500	498
European Investment Bank
4.875%, 02/15/2036 (B)	250	335
3.250%, 01/29/2024 (B)	750	795
2.875%, 08/15/2023 (B)	1,000	1,040
2.625%, 03/15/2024 (B)	1,000	1,036
2.500%, 10/15/2024 (B)	1,000	1,034
2.375%, 06/15/2022 (B)	750	763
2.250%, 03/15/2022 (B)	750	759
2.125%, 10/15/2021 (B)	1,000	1,008
2.125%, 04/13/2026 (B)	500	506
1.875%, 02/10/2025 (B)	500	502
Export Development Canada
2.625%, 02/21/2024 (B)	1,000	1,033
2.000%, 05/17/2022 (B)	2,000	2,015
1.750%, 07/21/2020 (B)	1,000	1,000
1.625%, 01/17/2020 (B)	250	250
1.500%, 05/26/2021 (B)	1,000	997
1.375%, 10/21/2021 (B)	500	497
French Republic Government Bond OAT
3.400%, 07/25/2029	1,312	2,127
3.150%, 07/25/2032	1,973	3,418
2.250%, 07/25/2020	2,609	2,992
2.100%, 07/25/2023	1,400	1,763
1.850%, 07/25/2027	2,694	18,257
1.800%, 07/25/2040 (C)	1,218	2,112
1.100%, 07/25/2022	1,293	1,550
0.700%, 07/25/2030 (C)	1,159	14,261
0.250%, 07/25/2024	1,729	2,088
0.100%, 03/01/2021	2,128	2,426
0.100%, 07/25/2021	1,269	1,455
0.100%, 03/01/2025	1,049	1,254
0.100%, 03/01/2028	3,036	3,722
0.100%, 03/01/2029	2,722	3,370
0.100%, 07/25/2036 (C)	4,955	6,364
Inter-American Development Bank
7.000%, 06/15/2025 (B)	500	625
3.000%, 10/04/2023 (B)	250	262
3.000%, 02/21/2024 (B)	250	262
2.125%, 11/09/2020 (B)	250	251
2.000%, 06/02/2026 (B)	1,000	1,007
1.875%, 03/15/2021 (B)	500	501
1.750%, 09/14/2022 (B)	1,000	1,002
1.625%, 05/12/2020 (B)	500	500
International Bank for Reconstruction & Development
4.750%, 02/15/2035 (B)	250	327
2.500%, 03/19/2024 (B)	750	773
2.500%, 11/25/2024 (B)	500	517
2.000%, 01/26/2022 (B)	500	504
1.875%, 10/07/2022 (B)	500	503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.750%, 04/19/2023 (B)	$1,000	$1,002
1.375%, 05/24/2021 (B)	500	498
International Finance MTN
2.125%, 04/07/2026 (B)	750	759
1.625%, 07/16/2020 (B)	1,000	999
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026 (C)	2,256	3,043
2.600%, 09/15/2023 (C)	2,391	2,983
2.550%, 09/15/2041 (C)	1,017	1,456
2.350%, 09/15/2024 (C)	4,269	5,365
2.350%, 09/15/2035 (C)	1,271	1,779
2.100%, 09/15/2021 (C)	1,556	1,834
1.250%, 09/15/2032 (C)	2,000	2,400
Korea Development Bank/The
4.625%, 11/16/2021 (B)	250	262
Korea International Bond
2.750%, 01/19/2027 (B)	1,000	1,022
Nordic Investment Bank
2.125%, 02/01/2022 (B)	750	757
1.500%, 09/29/2020 (B)	1,000	997
1.250%, 08/02/2021 (B)	500	497
North American Development Bank
2.400%, 10/26/2022 (B)	200	202
Province of Alberta Canada
3.350%, 11/01/2023 (B)	250	264
2.950%, 01/23/2024 (B)	250	260
2.200%, 07/26/2022 (B)	1,000	1,009
Province of British Columbia Canada
6.500%, 01/15/2026 (B)	250	309
2.650%, 09/22/2021 (B)	1,000	1,015
2.000%, 10/23/2022 (B)	750	756
Province of Manitoba Canada
3.050%, 05/14/2024 (B)	250	262
2.600%, 04/16/2024 (B)	500	514
2.125%, 05/04/2022 (B)	250	252
Province of Ontario Canada
3.200%, 05/16/2024 (B)	250	263
2.500%, 04/27/2026 (B)	1,000	1,021
2.450%, 06/29/2022 (B)	250	254
2.400%, 02/08/2022 (B)	750	759
2.250%, 05/18/2022 (B)	500	505
2.200%, 10/03/2022 (B)	500	506
Province of Quebec Canada
7.500%, 09/15/2029 (B)	200	288
2.875%, 10/16/2024 (B)	500	522
2.625%, 02/13/2023 (B)	500	513
2.500%, 04/09/2024 (B)	1,000	1,025
2.500%, 04/20/2026 (B)	750	770
Svensk Exportkredit AB MTN
2.875%, 03/14/2023 (B)	1,000	1,036
1.750%, 03/10/2021 (B)	1,000	1,000
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	500	2,486

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.500%, 04/16/2020	GBP	429	$2,008
2.500%, 07/17/2024		340	1,625
2.000%, 01/26/2035		932	3,529
1.875%, 11/22/2022		709	1,058
1.250%, 11/22/2027		15,608	27,257
1.250%, 11/22/2032		771	1,563
1.250%, 11/22/2055		455	1,498
1.125%, 11/22/2037		1,125	2,526
0.750%, 03/22/2034		1,068	2,103
0.750%, 11/22/2047		1,404	3,582
0.625%, 03/22/2040		674	1,463
0.625%, 11/22/2042		5,354	12,269
0.500%, 03/22/2050		1,367	3,441
0.375%, 03/22/2062		1,166	3,463
0.250%, 03/22/2052		603	1,485
0.125%, 03/22/2024		1,203	1,764
0.125%, 03/22/2026		8,472	13,064
0.125%, 08/10/2028		6,889	11,314
0.125%, 03/22/2029		15,573	25,905
0.125%, 03/22/2044		1,203	2,557
0.125%, 03/22/2058		855	2,233
0.125%, 11/22/2065		548	1,618
0.125%, 03/22/2068		935	2,917

Total Sovereign Debt (Cost $394,539) ($ Thousands)			407,034

	Shares
FOREIGN COMMON STOCK – 4.1%

Australia – 0.3%
AGL Energy Ltd		25,712	371
Amcor PLC		2,573	28
AMP Ltd		78,583	106
APA Group		46,575	363
Aristocrat Leisure Ltd		11,392	270
ASX Ltd		1,383	76
Aurizon Holdings Ltd		21,309	78
AusNet Services		377,717	451
BHP Group Ltd		3,891	106
Brambles Ltd		20,894	172
Caltex Australia Ltd		19,344	462
CIMIC Group Ltd		2,946	69
Coca-Cola Amatil Ltd		34,132	265
Cochlear Ltd		1,412	223
Coles Group Ltd		19,411	202
Computershare Ltd		24,829	293
Crown Resorts Ltd		10,576	89
CSL Ltd		2,644	513
Domino’s Pizza Enterprises Ltd		2,622	97
Flight Centre Travel Group Ltd		4,864	151
Fortescue Metals Group Ltd		16,775	126
Goodman Group ‡		17,485	164
Harvey Norman Holdings Ltd		64,689	185

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Incitec Pivot Ltd	29,314	$66
Insurance Australia Group Ltd	17,240	93
Lendlease Group ‡	3,959	49
Oil Search Ltd	38,708	197
Orica Ltd	2,883	45
Origin Energy Ltd	46,865	278
Ramsay Health Care Ltd	8,370	427
REA Group Ltd	5,101	371
Santos Ltd	32,841	189
Scentre Group ‡	11,668	31
SEEK Ltd	11,488	182
Sonic Healthcare Ltd	9,228	187
Sydney Airport	20,066	122
Tabcorp Holdings Ltd	30,312	97
Telstra Corp Ltd, Cl B	100,746	251
TPG Telecom Ltd	54,650	258
Transurban Group	13,849	145
Treasury Wine Estates Ltd	13,519	154
Washington H Soul Pattinson & Co Ltd	33,118	501
Wesfarmers Ltd	4,242	123
Westpac Banking Corp	2,441	42
Woodside Petroleum Ltd	9,121	220
Woolworths Group Ltd	9,004	229
Worley Ltd	20,106	216

		9,333

Austria – 0.1%
ANDRITZ AG	4,519	195
Erste Group Bank AG *	2,889	109
OMV AG	6,519	366
Raiffeisen Bank International AG	6,754	170
Verbund AG ‡	4,223	212
voestalpine AG	7,580	211

		1,263

Belgium – 0.1%
Ageas	2,714	160
Anheuser-Busch InBev SA/NV	2,858	233
Colruyt SA	11,834	617
Groupe Bruxelles Lambert SA	357	38
KBC Group NV	1,942	146
Proximus SADP	24,352	698
Solvay SA	2,847	330
UCB SA, Cl A	4,066	324
Umicore SA	5,703	278

		2,824

Canada – 0.4%
Agnico Eagle Mines Ltd	2,796	172
Air Canada, Cl B *	1,656	62
Alimentation Couche-Tard Inc, Cl B	8,666	275
AltaGas Ltd	18,020	275
Atco Ltd/Canada, Cl I	8,531	327
Aurora Cannabis Inc *	21,790	47

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Bank of Montreal	1,058	$82
Bank of Nova Scotia/The, Cl C	1,590	90
Barrick Gold Corp	8,539	159
Bausch Health Cos Inc *	8,678	260
BCE Inc	6,461	300
BlackBerry Ltd *	16,957	109
Bombardier Inc, Cl B *	23,691	35
Cameco Corp	13,019	116
Canadian Natural Resources Ltd	1,707	55
Canadian Pacific Railway Ltd	641	164
Canadian Tire Corp Ltd, Cl A	758	82
Canadian Utilities Ltd, Cl A	11,614	351
Canopy Growth Corp *	3,820	80
CCL Industries Inc, Cl B	2,224	95
Cenovus Energy Inc	8,037	82
CI Financial Corp	3,354	56
Constellation Software Inc/Canada	189	184
Dollarama Inc	1,227	42
Emera Inc	11,560	497
Empire Co Ltd, Cl A	15,880	373
Enbridge Inc	5,063	202
Encana Corp	12,943	61
First Capital Real Estate Investment Trust ‡	4,150	66
First Quantum Minerals Ltd (Canada)	2,143	22
Fortis Inc/Canada	12,297	511
Franco-Nevada Corp	1,600	165
George Weston Ltd	3,927	312
Gildan Activewear Inc	3,594	106
H&R Real Estate Investment Trust ‡	4,787	78
Husky Energy Inc	13,174	106
Hydro One Ltd	23,878	462
Imperial Oil Ltd	4,807	127
Inter Pipeline Ltd	4,168	72
Loblaw Cos Ltd	8,549	442
Magna International Inc, Cl A	3,188	175
Methanex Corp	1,070	41
Metro Inc/CN, Cl A	14,678	607
National Bank of Canada	2,170	121
Nutrien Ltd	1,762	84
Onex Corp	820	52
Open Text Corp	5,957	263
PrairieSky Royalty Ltd	5,765	68
Restaurant Brands International Inc	1,026	66
Rogers Communications Inc, Cl B	5,801	288
Royal Bank of Canada	1,066	84
Saputo Inc	11,309	351
Shaw Communications Inc, Cl B	16,958	345
Shopify Inc, Cl A *	629	250
SNC-Lavalin Group Inc	3,554	82
Stars Group Inc/The *	6,109	160
Suncor Energy Inc	2,744	90
TC Energy Corp	2,000	107
Teck Resources Ltd, Cl B	4,036	70

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
TELUS Corp	7,021	$272
Toronto-Dominion Bank/The	1,857	104
Tourmaline Oil Corp	9,937	117
Turquoise Hill Resources Ltd *	33,850	25
Vermilion Energy Inc	2,483	41
Wheaton Precious Metals Corp	4,550	136
WSP Global Inc	2,856	195

		11,296

China – 0.0%
BeiGene Ltd ADR *	1,825	303
Sands China Ltd	18,800	100

		403

Denmark – 0.2%
AP Moller - Maersk A/S, Cl A	102	138
AP Moller - Maersk A/S, Cl B	47	68
Carlsberg A/S, Cl B	2,094	313
Chr Hansen Holding A/S	6,267	498
Coloplast A/S, Cl B	1,982	246
Danske Bank A/S	29,235	473
Demant A/S *	8,167	257
Drilling Co of 1972 A/S/The *	298	20
Genmab A/S *	1,899	423
H Lundbeck A/S, Cl H	6,734	257
Novo Nordisk A/S, Cl B	5,823	338
Novozymes A/S, Cl B	11,406	559
Orsted A/S	6,422	665
Pandora A/S	10,445	455
Tryg A/S	11,415	339
Vestas Wind Systems A/S	1,356	137

		5,186

Finland – 0.1%
Elisa Oyj	10,169	562
Fortum Oyj	11,559	285
Kone Oyj, Cl B	2,993	196
Metso Oyj	5,155	204
Neste Oyj	13,193	459
Nokia Oyj *	92,901	344
Nokian Renkaat Oyj	9,162	264
Nordea Bank Abp	779	6
Orion Oyj, Cl B	9,460	438
Sampo Oyj, Cl A	7,790	340
Stora Enso Oyj, Cl R	19,481	283
UPM-Kymmene Oyj, Cl V	7,251	252
Wartsila OYJ Abp	10,931	121

		3,754

France – 0.3%
Aeroports de Paris, Cl A	373	74
Air Liquide SA	1,246	177
Arkema SA	2,066	220
Atos SE	2,099	175

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
AXA SA	1,932	$55
BioMerieux	1,418	126
Bouygues SA	892	38
Capgemini SE	1,472	180
Carrefour SA	6,251	105
Casino Guichard Perrachon SA	2,527	118
Covivio ‡	434	49
Danone SA	2,502	208
Dassault Systemes SE	1,668	274
Electricite de France SA	36,153	403
Engie SA	13,671	221
EssilorLuxottica SA	1,016	155
Eurofins Scientific SE	431	239
Eutelsat Communications SA	9,469	154
Faurecia SE	2,199	119
Gecina SA ‡	699	125
Getlink SE	4,624	81
ICADE ‡	512	56
Iliad SA	1,786	232
Imerys SA	2,203	93
Ingenico Group SA	1,948	212
Ipsen SA	2,272	202
JCDecaux SA	1,173	36
Legrand SA	2,384	194
L’Oreal SA	607	180
LVMH Moet Hennessy Louis Vuitton SE	396	184
Natixis SA	5,679	25
Orange SA	5,449	80
Pernod Ricard SA	816	146
Remy Cointreau SA	1,229	151
Renault SA	1,250	59
Rexel SA	3,641	48
Sanofi	3,336	336
Sartorius Stedim Biotech	1,305	216
Schneider Electric SE	577	59
SCOR SE	1,457	61
Societe BIC SA	447	31
STMicroelectronics NV	7,692	207
Suez	25,781	390
Thales SA, Cl A	440	46
TOTAL SA	5,813	321
Ubisoft Entertainment SA *	803	56
Valeo SA	2,727	96
Veolia Environnement SA	6,091	162
Vinci SA	822	91
Vivendi SA	5,328	154
Wendel SA	681	91
Worldline SA/France *	838	59

		7,570

Germany – 0.2%
1&1 Drillisch AG	3,202	82
adidas AG	369	120

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Allianz SE	347	$85
Aroundtown SA ‡	14,000	125
BASF SE	1,028	78
Bayer AG	1,449	118
Beiersdorf AG	3,027	362
Brenntag AG	527	29
Commerzbank AG	14,708	91
Continental AG	286	37
Covestro AG	1,507	70
Delivery Hero SE *	1,703	135
Deutsche Bank AG	13,338	104
Deutsche Boerse AG	2,103	331
Deutsche Telekom AG	21,205	347
Deutsche Wohnen SE ‡	1,750	72
E.ON SE	24,813	265
Fraport AG Frankfurt Airport Services Worldwide	1,521	129
Fresenius SE & Co KGaA	295	17
GEA Group AG	1,568	52
Hannover Rueck SE	619	120
HeidelbergCement AG	879	64
Henkel AG & Co KGaA	1,543	146
HUGO BOSS AG	1,366	66
Infineon Technologies AG	16,639	379
LANXESS AG	1,587	107
Merck KGaA	1,220	144
METRO AG	15,054	242
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	274	81
OSRAM Licht AG *	1,575	78
Puma SE	320	25
QIAGEN NV *	4,245	145
RTL Group SA	1,417	70
RWE AG	9,071	278
SAP SE	1,978	267
Siemens Healthineers AG	4,368	210
Symrise AG, Cl A	1,058	111
Telefonica Deutschland Holding AG	58,793	171
thyssenkrupp AG *	3,604	49
Uniper SE	11,320	375
United Internet AG	3,201	105
Volkswagen AG	1,167	227
Wirecard AG	1,902	230
Zalando SE *	1,425	72

		6,411

Hong Kong – 0.2%
AIA Group Ltd	13,800	145
ASM Pacific Technology Ltd	31,128	432
CK Asset Holdings Ltd ‡	5,708	41
CK Hutchison Holdings Ltd	13,708	131
CK Infrastructure Holdings Ltd	41,339	294
CLP Holdings Ltd, Cl B	40,838	429

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Galaxy Entertainment Group Ltd *	10,000	$74
HK Electric Investments & HK Electric Investments Ltd	612,500	604
HKT Trust & HKT Ltd	455,010	641
Hong Kong & China Gas Co Ltd	131,157	256
Kerry Properties Ltd ‡	13,000	41
Melco Resorts & Entertainment Ltd ADR	3,036	73
MGM China Holdings Ltd	64,400	105
NWS Holdings Ltd	56,569	79
PCCW Ltd	1,055,649	625
Power Assets Holdings Ltd	49,474	362
Shangri-La Asia Ltd	82,000	86
SJM Holdings Ltd	122,000	139
Swire Properties Ltd ‡	18,400	61
Techtronic Industries Co Ltd	14,001	114
WH Group Ltd	258,000	267
Wynn Macau Ltd	27,600	68
Yue Yuen Industrial Holdings Ltd	68,694	203

		5,270

Ireland – 0.1%
AIB Group PLC	81,628	285
Bank of Ireland Group PLC	30,752	168
CRH PLC	8,115	325
Flutter Entertainment PLC	8,378	1,019
James Hardie Industries PLC	6,087	119
Kerry Group PLC, Cl A	3,687	460
Ryanair Holdings PLC ADR *	861	75

		2,451

Israel – 0.1%
Azrieli Group Ltd ‡	1,204	88
Bank Leumi Le-Israel BM	11,928	87
Elbit Systems Ltd	1,925	300
International Flavors & Fragrances Inc	1	–
Israel Chemicals Ltd	96,062	452
Mizrahi Tefahot Bank Ltd	14,796	394
Nice Ltd *	4,034	625
Teva Pharmaceutical Industries Ltd ADR *	30,293	297

		2,243

Italy – 0.1%
Assicurazioni Generali SpA	5,334	110
Atlantia SpA	3,095	72
Davide Campari-Milano SpA	3,158	29
Enel SpA	67,718	538
Eni SpA	26,389	410
EXOR NV	1,900	147
Ferrari NV	904	150
Fiat Chrysler Automobiles NV	4,810	71
Intesa Sanpaolo SpA	31,593	83
Leonardo SpA	10,324	121
Mediobanca Banca di Credito Finanziario SpA	8,384	92

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Moncler SpA	2,434	$110
Poste Italiane SpA	10,226	116
Prysmian SpA	5,661	137
Recordati SpA	7,089	299
Snam SpA	83,223	438
Telecom Italia SpA/Milano *	540,223	338
Tenaris SA	20,864	235
Terna Rete Elettrica Nazionale SpA	96,629	646

		4,142

Japan – 0.5%
Air Water Inc	3,900	57
Aisin Seiki Co Ltd	1,500	56
Ajinomoto Co Inc	20,000	334
ANA Holdings Inc	2,000	67
Aozora Bank Ltd	3,100	82
Asahi Group Holdings Ltd	2,100	96
Asahi Intecc Co Ltd	4,400	130
Asahi Kasei Corp	9,000	102
Astellas Pharma Inc	12,400	213
Calbee Inc	4,600	150
Canon Inc	12,500	344
Central Japan Railway Co	400	81
Chubu Electric Power Co Inc	14,900	211
Chugai Pharmaceutical Co Ltd	900	83
Chugoku Electric Power Co Inc/The	38,200	503
Credit Saison Co Ltd	5,700	100
CyberAgent Inc	2,800	98
Dai Nippon Printing Co Ltd	5,900	161
Daicel Corp	3,800	37
Daiwa House Industry Co Ltd ‡	2,300	72
Dentsu Group Inc	2,900	101
Eisai Co Ltd	1,200	91
Electric Power Development Co Ltd	6,100	149
FamilyMart Co Ltd, Cl H	7,900	191
FUJIFILM Holdings Corp	3,100	149
Hakuhodo DY Holdings Inc	7,100	116
Hankyu Hanshin Holdings Inc	3,600	155
Hino Motors Ltd	8,200	88
Hirose Electric Co Ltd	882	114
Hitachi Chemical Co Ltd	3,039	128
Idemitsu Kosan Co Ltd	13,098	365
Inpex Corp	37,600	393
J Front Retailing Co Ltd	5,200	73
Japan Post Bank Co Ltd	7,900	76
Japan Prime Realty Investment Corp, Cl A ‡	24	105
Japan Real Estate Investment Corp ‡	16	106
Japan Retail Fund Investment Corp, Cl A ‡	32	69
JXTG Holdings Inc	83,500	383
Kakaku.com Inc	3,400	87
Kamigumi Co Ltd	4,000	88
Kaneka Corp	2,400	78
Kansai Electric Power Co Inc/The	14,400	168

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Kansai Paint Co Ltd	3,000	$74
Kao Corp	1,800	149
Kawasaki Heavy Industries Ltd	3,200	71
KDDI Corp	3,300	99
Keikyu Corp	4,000	78
Konami Holdings Corp	2,500	103
Kyocera Corp	1,500	103
Kyushu Electric Power Co Inc	20,500	178
Lawson Inc	5,900	336
LINE Corp *	1,800	89
LIXIL Group Corp	3,000	52
M3 Inc *	3,400	103
Marubeni Corp	14,900	111
Maruichi Steel Tube Ltd	3,200	91
McDonald’s Holdings Co Japan Ltd	1,723	83
Mebuki Financial Group Inc	32,230	83
Medipal Holdings Corp	6,800	151
MEIJI Holdings Co Ltd	1,100	75
Mitsubishi Motors Corp	8,800	37
Mitsubishi Tanabe Pharma Corp	7,400	137
Mitsui Chemicals Inc	1,800	44
Mitsui Fudosan Co Ltd ‡	2,500	61
Murata Manufacturing Co Ltd	1,500	93
Nabtesco Corp	1,500	45
NEC Corp	3,300	137
Nexon Co Ltd *	4,800	64
NGK Spark Plug Co Ltd	2,600	51
Nintendo Co Ltd	100	40
Nippon Building Fund Inc ‡	25	183
Nippon Prologis REIT Inc ‡	36	92
Nippon Telegraph & Telephone Corp	4,400	112
Nisshin Seifun Group Inc	4,515	79
Nomura Research Institute Ltd	6,534	141
NTT Data Corp	10,000	135
NTT DOCOMO Inc	3,700	103
Obic Co Ltd	900	122
Odakyu Electric Railway Co Ltd	3,300	77
Oji Holdings Corp	12,000	66
Ono Pharmaceutical Co Ltd	4,500	104
Oracle Corp Japan *	1,200	110
Osaka Gas Co Ltd	12,600	242
Otsuka Holdings Co Ltd	600	27
Pan Pacific International Holdings Corp	11,200	187
Pola Orbis Holdings Inc	3,200	77
Ryohin Keikaku Co Ltd	4,000	94
Sankyo Co Ltd	2,500	83
Santen Pharmaceutical Co Ltd	6,200	119
Sekisui Chemical Co Ltd	5,300	93
Seven & i Holdings Co Ltd	3,400	125
Shimizu Corp	8,200	84
Shizuoka Bank Ltd/The	12,000	90
SoftBank Group Corp	800	35
Subaru Corp	4,000	100

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Sumitomo Corp	6,500	$97
Sumitomo Dainippon Pharma Co Ltd	4,600	90
Sumitomo Rubber Industries Ltd	6,900	85
Sysmex Corp	1,700	117
Taisei Corp	1,000	42
Taisho Pharmaceutical Holdings Co Ltd	1,500	112
Takeda Pharmaceutical Co Ltd	4,318	172
Teijin Ltd	4,800	90
Terumo Corp	5,300	189
Tobu Railway Co Ltd	3,400	124
Toho Co Ltd/Tokyo	4,100	171
Toho Gas Co Ltd	7,312	300
Tohoku Electric Power Co Inc	12,200	121
Tokyo Electric Power Co Holdings Inc *	31,100	134
Tokyo Gas Co Ltd	14,000	342
Tokyu Corp	4,400	82
Toray Industries Inc	10,000	68
Tosoh Corp	5,500	86
TOTO Ltd	1,000	43
Toyo Seikan Group Holdings Ltd	1,900	33
Toyo Suisan Kaisha Ltd	3,000	128
Toyota Industries Corp	1,900	111
Toyota Motor Corp	1,700	121
Trend Micro Inc/Japan *	2,000	103
United Urban Investment Corp ‡	66	124
Yamazaki Baking Co Ltd	5,000	90
Z Holdings Corp	44,500	189

		15,032

Luxembourg – 0.0%
SES SA, Cl A	5,154	72

Netherlands – 0.2%
ABN AMRO Bank NV	1,275	23
Adyen NV *	322	264
Aegon NV	17,146	78
Akzo Nobel NV	6,928	705
ArcelorMittal SA	6,941	122
ASML Holding NV	1,281	379
Heineken Holding NV	333	32
Heineken NV	1,392	148
ING Groep NV	10,046	120
Koninklijke Ahold Delhaize NV	14,651	367
Koninklijke DSM NV	1,275	166
Koninklijke KPN NV	126,877	375
Koninklijke Philips NV	6,834	334
Koninklijke Vopak NV	6,630	360
Prosus NV *	5,981	447
Randstad NV	5,181	317
Unilever NV	3,228	186
Wolters Kluwer NV	2,040	149

		4,572

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
New Zealand – 0.1%
a2 Milk Co Ltd *	33,511	$340
Auckland International Airport Ltd	21,194	125
Fisher & Paykel Healthcare Corp Ltd	32,232	483
Fletcher Building Ltd	67,052	230
Meridian Energy Ltd	189,042	638
Ryman Healthcare Ltd	37,156	409
Spark New Zealand Ltd	221,517	647

		2,872

Norway – 0.1%
Aker BP ASA	5,212	171
DNB ASA, Cl A	9,226	172
Equinor ASA	8,101	162
Gjensidige Forsikring ASA	15,345	322
Mowi ASA	32,238	837
Norsk Hydro ASA	42,193	157
Orkla ASA	64,846	656
Schibsted ASA, Cl B	11,980	343
Telenet Group Holding NV	11,233	505
Telenor ASA	24,308	436
Yara International ASA	3,013	125

		3,886

Portugal – 0.0%
Banco Espirito Santo SA *(D)	50,830	–
EDP - Energias de Portugal SA	85,895	372
Galp Energia SGPS SA	17,981	301
Jeronimo Martins SGPS SA	14,104	232

		905

Singapore – 0.1%
CapitaLand Commercial Trust ‡	53,667	79
CapitaLand Ltd ‡	33,800	94
City Developments Ltd	7,600	62
ComfortDelGro Corp Ltd	64,800	115
Dairy Farm International Holdings Ltd	89,700	512
Genting Singapore Ltd	372,800	255
Golden Agri-Resources Ltd	2,230,000	390
Jardine Cycle & Carriage Ltd	16,400	367
Jardine Matheson Holdings Ltd	3,264	181
Jardine Strategic Holdings Ltd	2,900	89
Keppel Corp Ltd	16,600	84
Oversea-Chinese Banking Corp Ltd	12,800	105
SATS Ltd	30,800	116
Sembcorp Industries Ltd	31,300	53
Singapore Airlines Ltd	4,200	28
Singapore Press Holdings Ltd	204,200	331
Singapore Technologies Engineering Ltd	25,400	74
Singapore Telecommunications Ltd	133,900	336
United Overseas Bank Ltd	5,300	104
Venture Corp Ltd	19,800	239
Wilmar International Ltd	116,800	358

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Yangzijiang Shipbuilding Holdings Ltd	115,350	$96

		4,068

Spain – 0.2%
ACS Actividades de Construccion y Servicios SA	2,833	113
Aena SME SA	765	146
Amadeus IT Group SA, Cl A	5,513	451
Banco Bilbao Vizcaya Argentaria SA	10,923	61
Banco Santander SA	16,470	69
Bankia SA	20,227	43
CaixaBank SA	38,771	122
Cellnex Telecom SA *	6,568	283
Enagas SA	24,563	627
Endesa SA	16,080	429
Ferrovial SA	4,529	137
Grifols SA	9,996	353
Iberdrola SA	26,058	269
Industria de Diseno Textil SA	4,514	159
International Consolidated Airlines Group SA	2,328	19
Naturgy Energy Group SA	6,561	165
Red Electrica Corp SA	10,145	204
Repsol SA, Cl A	20,285	317
Siemens Gamesa Renewable Energy SA	5,394	95
Telefonica SA	43,875	307

		4,369

Sweden – 0.2%
Alfa Laval AB	3,670	92
Atlas Copco AB, Cl A	1,818	72
Atlas Copco AB, Cl B	1,891	66
Boliden AB	3,000	80
Electrolux AB	10,068	247
Epiroc AB, Cl A	3,608	44
Epiroc AB, Cl B	1,891	23
Essity AB, Cl B	7,171	231
Hennes & Mauritz AB, Cl B	16,068	327
Hexagon AB, Cl B	2,068	116
ICA Gruppen AB	14,294	668
Industrivarden AB, Cl C	4,865	117
Kinnevik AB	1,565	38
Lundin Petroleum AB	9,911	337
Millicom International Cellular SA	5,380	258
Nordea Bank Abp	6,982	56
Skandinaviska Enskilda Banken AB, Cl A	7,936	75
Svenska Handelsbanken AB, Cl A	7,194	78
Swedbank AB, Cl A	4,910	73
Swedish Match AB	8,158	421
Tele2 AB, Cl B	15,993	232
Telefonaktiebolaget LM Ericsson, Cl B	59,384	517
Telia Co AB	63,713	274
Volvo AB, Cl B	6,277	105

		4,547

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Switzerland – 0.2%
ABB Ltd	4,545	$110
Adecco Group AG	1,187	75
Baloise Holding AG	496	90
Barry Callebaut AG	173	382
Chocoladefabriken Lindt & Spruengli AG	33	578
Cie Financiere Richemont SA	4,087	321
Clariant AG	1,232	27
Dufry AG	2,605	258
Geberit AG	215	121
Givaudan SA	128	401
Kuehne + Nagel International AG	963	162
LafargeHolcim Ltd	1,540	85
Lonza Group AG	312	114
Nestle SA	1,850	200
Novartis AG	3,465	329
Partners Group Holding AG	140	128
Roche Holding AG	898	291
Schindler Holding AG	1,122	280
SGS SA, Cl B	41	112
Sonova Holding AG	638	146
Straumann Holding AG	271	266
Swatch Group AG/The	2,441	129
Swatch Group AG/The, Cl B	938	261
Swiss Life Holding AG	254	127
Swiss Re AG	978	110
Swisscom AG	1,256	665
Temenos AG *	1,454	230
UBS Group AG	5,937	75
Vifor Pharma AG	721	132
Zurich Insurance Group AG	87	36

		6,241

United Kingdom – 0.3%
Admiral Group PLC	3,076	94
Antofagasta PLC	7,180	87
Associated British Foods PLC	2,191	75
AstraZeneca PLC	5,009	505
Auto Trader Group PLC	22,327	176
Aviva PLC	17,112	95
Babcock International Group PLC	11,654	97
Barratt Developments PLC	14,410	143
BP PLC	45,145	282
British American Tobacco PLC	1,681	72
BT Group PLC, Cl A	31,533	80
Bunzl PLC	3,000	82
Burberry Group PLC	3,826	112
Centrica PLC	221,735	262
Coca-Cola HBC AG *	3,429	117
ConvaTec Group PLC	6,222	16
DCC PLC	1,122	97
Diageo PLC	2,888	122
easyJet PLC	3,512	66

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Experian PLC	2,610	$88
Ferguson PLC	1,538	140
G4S PLC	16,567	48
GlaxoSmithKline PLC	12,139	286
Halma PLC	4,990	140
Imperial Brands PLC	3,182	79
Informa PLC	13,266	151
InterContinental Hotels Group PLC	1,158	80
ITV PLC	95,402	191
J Sainsbury PLC	21,670	66
John Wood Group PLC	49,734	263
Johnson Matthey PLC	1,866	74
Kingspan Group PLC	6,500	397
Marks & Spencer Group PLC	10,789	30
Micro Focus International PLC	15,053	212
National Grid PLC	24,779	310
NMC Health PLC	5,955	139
Pearson PLC	16,363	138
Persimmon PLC	1,979	71
Reckitt Benckiser Group PLC	1,075	87
RELX PLC	3,034	77
Rio Tinto PLC	2,159	129
Rolls-Royce Holdings PLC	7,169	65
Royal Dutch Shell PLC, Cl A	4,518	134
Royal Dutch Shell PLC, Cl B	10,245	304
RSA Insurance Group PLC	16,014	120
Sage Group PLC/The	25,020	248
Severn Trent PLC	8,989	299
Smith & Nephew PLC	22,971	558
Smiths Group PLC	4,570	102
Smurfit Kappa Group PLC	11,520	443
SSE PLC	11,068	211
Standard Life Aberdeen PLC	22,285	97
Tesco PLC	37,440	127
TUI AG	3,217	41
Unilever PLC	5,792	334
United Utilities Group PLC, Cl B	22,579	282
Vodafone Group PLC	80,329	156
Whitbread PLC	1,095	70
Wm Morrison Supermarkets PLC	34,659	92
WPP PLC	8,141	115

		9,574

Total Foreign Common Stock (Cost $101,547) ($ Thousands)		118,284

COMMON STOCK – 3.7%
Communication Services – 0.3%
Activision Blizzard Inc	6,678	397
Alphabet Inc, Cl A *	225	301
Alphabet Inc, Cl C *	212	284
AT&T Inc	19,318	755

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CenturyLink Inc	48,368	$639
Charter Communications Inc, Cl A *	702	341
Comcast Corp, Cl A	6,389	287
Discovery Inc, Cl A *	9,297	304
Discovery Inc, Cl C *	2,816	86
DISH Network Corp, Cl A *	8,704	309
Electronic Arts Inc *	2,803	301
Facebook Inc, Cl A *	1,409	289
Fox Corp	12,967	476
Interpublic Group of Cos Inc/The	13,924	322
Netflix Inc *	927	300
News Corp, Cl A	9,073	128
News Corp, Cl B	25,226	366
Omnicom Group Inc	4,167	338
Quebecor Inc, Cl B	11,501	294
Softbank Corp	6,400	86
Take-Two Interactive Software Inc, Cl A *	2,472	303
T-Mobile US Inc *	3,520	276
TripAdvisor Inc *	10,101	307
Twitter Inc *	8,010	257
Verizon Communications Inc	9,395	577
ViacomCBS Inc, Cl B	11,377	477
Walt Disney Co/The	3,557	514

		9,314

Consumer Discretionary – 0.3%
Advance Auto Parts Inc	1,136	182
Amazon.com Inc, Cl A *	72	133
Aptiv PLC	1,925	183
AutoZone Inc *	172	205
Berkeley Group Holdings PLC	2,133	137
Best Buy Co Inc	2,195	193
Booking Holdings Inc *	80	164
BorgWarner Inc	4,754	206
Capri Holdings Ltd *	3,411	130
CarMax Inc *	2,511	220
Carnival Corp	1,461	74
Chipotle Mexican Grill Inc, Cl A *	220	184
Darden Restaurants Inc	1,472	161
Dollar General Corp	990	154
Dollar Tree Inc *	2,221	209
DR Horton Inc	3,316	175
eBay Inc	1,485	54
Expedia Group Inc	1,393	151
Foot Locker Inc, Cl A	1,927	75
Ford Motor Co	12,902	120
Gap Inc/The	8,495	150
General Motors Co	2,986	109
H&R Block Inc	4,731	111
Hanesbrands Inc	12,220	182
Harley-Davidson Inc, Cl A	4,066	151
Hasbro Inc	1,503	159
Hilton Worldwide Holdings Inc	1,532	170

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Home Depot Inc/The	660	$144
Husqvarna AB, Cl B	49,620	398
Kohl’s Corp	2,286	117
Kontoor Brands Inc	313	13
L Brands Inc	8,263	150
Leggett & Platt Inc	4,641	236
Lennar Corp, Cl A	3,927	219
LKQ Corp *	6,539	233
Lowe’s Cos Inc	1,189	142
Macy’s Inc	7,799	133
Marriott International Inc/MD, Cl A	1,166	177
Mattel Inc *	6,286	85
McDonald’s Corp	63	12
MGM Resorts International	6,494	216
Mohawk Industries Inc *	1,015	138
Newell Brands Inc, Cl B	10,927	210
NIKE Inc, Cl B	338	34
Nordstrom Inc	3,537	145
Norwegian Cruise Line Holdings Ltd *	2,900	169
O’Reilly Automotive Inc *	530	232
PVH Corp	1,907	201
Ralph Lauren Corp, Cl A	1,286	151
Ross Stores Inc	2,214	258
Royal Caribbean Cruises Ltd	1,248	167
Starbucks Corp	2,467	217
Tapestry Inc	5,317	143
Target Corp, Cl A	2,518	323
Tiffany & Co	1,465	196
TJX Cos Inc/The	4,144	253
Tractor Supply Co	2,314	216
Ulta Beauty Inc *	553	140
Under Armour Inc, Cl A *	5,297	115
Under Armour Inc, Cl C *	2,107	40
VF Corp	2,192	218
Whirlpool Corp	864	128
Wynn Resorts Ltd	1,040	144

		10,255

Consumer Staples – 0.5%
Altria Group Inc	7,264	362
Archer-Daniels-Midland Co	6,839	317
Brown-Forman Corp, Cl B	7,215	488
Campbell Soup Co	12,199	603
Church & Dwight Co Inc	5,085	358
Clorox Co/The	3,472	533
Coca-Cola European Partners PLC	3,838	195
Colgate-Palmolive Co	5,134	353
Conagra Brands Inc	13,514	463
Constellation Brands Inc, Cl A	1,639	311
Coty Inc, Cl A	27,858	313
Estee Lauder Cos Inc/The, Cl A	2,272	469
General Mills Inc	11,660	624
Hershey Co/The	3,659	538

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hormel Foods Corp	9,556	$431
JM Smucker Co/The	4,668	486
Kellogg Co	5,138	355
Kimberly-Clark Corp	3,458	476
Kraft Heinz Co/The	8,875	285
Kroger Co/The	11,876	344
Lamb Weston Holdings Inc	3,626	312
McCormick & Co Inc/MD	2,763	469
Molson Coors Brewing Co, Cl B	6,673	360
Mondelez International Inc, Cl A	8,619	475
Monster Beverage Corp *	6,226	396
PepsiCo Inc	2,423	331
Philip Morris International Inc	4,052	345
Procter & Gamble Co/The	4,040	505
Spectrum Brands Holdings Inc	108	7
Sysco Corp, Cl A	4,913	420
Tyson Foods Inc, Cl A	5,130	467
Vitasoy International Holdings Ltd	62,000	225
Walgreens Boots Alliance Inc	4,912	290
Walmart Inc	2,197	261

		13,167

Energy – 0.3%
Apache Corp	11,855	303
Baker Hughes Co, Cl A	12,595	323
Cabot Oil & Gas Corp	14,093	245
Chevron Corp	2,582	311
Cimarex Energy Co	5,940	312
Concho Resources Inc	3,867	339
ConocoPhillips	5,566	362
Devon Energy Corp	10,590	275
Diamondback Energy Inc, Cl A	3,000	279
EOG Resources Inc	3,891	326
Exxon Mobil Corp	4,241	296
Halliburton Co	14,568	356
Helmerich & Payne Inc	7,943	361
Hess Corp	4,091	273
HollyFrontier Corp	5,386	273
Kinder Morgan Inc/DE	14,279	302
Marathon Oil Corp	18,787	255
Marathon Petroleum Corp	5,188	313
National Oilwell Varco Inc, Cl A	9,602	241
Noble Energy Inc	11,782	293
Occidental Petroleum Corp	5,643	233
ONEOK Inc	5,808	439
Phillips 66	2,695	300
Pioneer Natural Resources Co	1,705	258
Schlumberger Ltd, Cl A	7,723	310
TechnipFMC PLC	11,797	253
Valero Energy Corp	3,642	341
Williams Cos Inc/The	18,210	432

		8,604

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Financials – 0.2%
Affiliated Managers Group Inc	1,162	$98
Allstate Corp/The	963	108
American International Group Inc	1,882	97
Ameriprise Financial Inc	614	102
Aon PLC	680	142
Assurant Inc	976	128
Bank of America Corp	3,101	109
Bank of New York Mellon Corp/The	1,593	80
Bankinter SA	7,228	53
BlackRock Inc	215	108
Brighthouse Financial Inc *	1,974	77
Capital One Financial Corp	1,140	117
Cboe Global Markets Inc	1,513	182
Charles Schwab Corp/The	1,358	65
Chubb Ltd	852	133
Cincinnati Financial Corp	2,017	212
Citizens Financial Group Inc	2,888	117
Comerica Inc	1,435	103
Discover Financial Services	1,159	98
E*TRADE Financial Corp	2,501	113
Fifth Third Bancorp	3,964	122
Franklin Resources Inc	2,773	72
Globe Life Inc	870	92
Goldman Sachs Group Inc/The	641	147
Hartford Financial Services Group Inc/The	2,184	133
Huntington Bancshares Inc/OH	9,087	137
Intercontinental Exchange Inc	1,550	143
Invesco Ltd	6,593	119
Japan Post Holdings Co Ltd	13,200	124
Jefferies Financial Group Inc	4,320	92
JPMorgan Chase & Co	873	122
KeyCorp	8,346	169
Lincoln National Corp	1,000	59
Loews Corp	1,583	83
M&T Bank Corp	598	102
MetLife Inc	1,562	80
Morgan Stanley	1,873	96
MSCI Inc, Cl A	449	116
Nasdaq Inc, Cl A	1,585	170
Northern Trust Corp	1,046	111
People’s United Financial Inc	8,554	145
PNC Financial Services Group Inc/The	607	97
Principal Financial Group Inc, Cl A	1,498	82
Progressive Corp/The	2,497	181
Prudential Financial Inc	736	69
Raymond James Financial Inc	1,182	106
Regions Financial Corp	6,723	115
State Street Corp	770	61
SVB Financial Group, Cl B *	365	92
Synchrony Financial	3,561	128
T Rowe Price Group Inc	1,887	230
Travelers Cos Inc/The	849	116

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Truist Financial Corp	5,299	$298
Unum Group	4,210	123
US Bancorp	2,336	138
Wells Fargo & Co	1,955	105
Willis Towers Watson PLC	490	99

		6,716

Health Care – 0.4%
Abbott Laboratories	2,344	204
AbbVie Inc	1,754	155
ABIOMED Inc *	453	77
Agilent Technologies Inc	3,209	274
Alcon Inc *	2,448	139
Alexion Pharmaceuticals Inc *	1,323	143
Align Technology Inc *	806	225
Allergan PLC	990	189
AmerisourceBergen Corp, Cl A	1,376	117
Amgen Inc, Cl A	840	203
Anthem Inc	458	138
Baxter International Inc	2,892	242
Becton Dickinson and Co	951	259
Biogen Inc *	324	96
Boston Scientific Corp *	5,564	252
Bristol-Myers Squibb Co	3,475	223
Cardinal Health Inc	2,881	146
Centene Corp *	2,552	160
Cerner Corp	3,217	236
Cooper Cos Inc/The, Cl A	642	206
Cronos Group Inc *	7,770	60
CVS Health Corp	3,025	225
Danaher Corp, Cl A	1,597	245
DaVita Inc *	2,885	216
DENTSPLY SIRONA Inc	2,721	154
Edwards Lifesciences Corp, Cl A *	740	173
Envista Holdings Corp *	697	21
Gilead Sciences Inc	2,209	144
HCA Healthcare Inc	1,320	195
Henry Schein Inc *	2,812	188
Hologic Inc *	3,960	207
Humana Inc *	533	195
IDEXX Laboratories Inc *	599	156
Illumina Inc *	457	152
Incyte Corp *	1,195	104
Intuitive Surgical Inc *	369	218
Johnson & Johnson	894	130
Laboratory Corp of America Holdings *	1,268	215
McKesson Corp	1,112	154
Medtronic PLC	1,787	203
Mettler-Toledo International Inc *	275	218
Mylan NV *	3,267	66
Nektar Therapeutics, Cl A *	5,196	112
PerkinElmer Inc	2,942	286
Perrigo Co PLC	1,609	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pfizer Inc	4,453	$174
Quest Diagnostics Inc	2,292	245
Stryker Corp	1,159	243
UnitedHealth Group Inc	559	164
Universal Health Services Inc, Cl B	1,151	165
Varian Medical Systems Inc *	1,691	240
Vertex Pharmaceuticals Inc *	910	199
Waters Corp *	930	217
Zimmer Biomet Holdings Inc	1,684	252
Zoetis Inc, Cl A	2,499	331

		10,034

Industrials – 0.3%
3M Co	677	119
AerCap Holdings NV *	2,475	152
Allegion PLC	1,615	201
American Airlines Group Inc	2,578	74
AMETEK Inc	2,335	233
AO Smith Corp	2,700	129
Arconic Inc	5,255	162
BAE Systems PLC	18,763	141
Boeing Co/The	456	149
CH Robinson Worldwide Inc	2,024	158
Cintas Corp	931	250
Copart Inc *	2,400	218
Cummins Inc	871	156
Delta Air Lines Inc, Cl A	3,091	181
Dover Corp	1,914	221
Eaton Corp PLC	2,114	200
Emerson Electric Co	2,411	184
Equifax Inc	1,030	144
Expeditors International of Washington Inc	2,620	204
Fastenal Co, Cl A	2,782	103
Flowserve Corp	3,192	159
Fluor Corp	3,126	59
Fortive Corp	1,754	134
Fortune Brands Home & Security Inc	2,268	148
General Dynamics Corp	849	150
General Electric Co	5,173	58
Honeywell International Inc	835	148
Huntington Ingalls Industries Inc, Cl A	757	190
IHS Markit Ltd *	3,200	241
Illinois Tool Works Inc	606	109
Ingersoll-Rand PLC	1,653	220
ITOCHU Corp	1,100	26
Jacobs Engineering Group Inc	1,431	129
JB Hunt Transport Services Inc	832	97
Johnson Controls International plc	3,007	122
Kansas City Southern	1,165	178
L3Harris Technologies Inc	675	134
Lockheed Martin Corp	518	202
Masco Corp	3,446	165
Nielsen Holdings PLC	5,302	108

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norfolk Southern Corp	1,093	$212
Northrop Grumman Corp	572	197
PACCAR Inc	2,161	171
Parker-Hannifin Corp, Cl A	549	113
Pentair PLC	5,438	249
Quanta Services Inc	3,494	142
Raytheon Co	1,052	231
Robert Half International Inc	3,077	194
Rockwell Automation Inc	996	202
Snap-on Inc	986	167
Southwest Airlines Co, Cl A	2,241	121
Stanley Black & Decker Inc	854	142
Textron Inc	2,415	108
TransDigm Group Inc *	216	121
United Airlines Holdings Inc *	267	23
United Parcel Service Inc, Cl B	756	88
United Rentals Inc *	374	62
United Technologies Corp	1,503	225
Verisk Analytics Inc, Cl A	1,492	223
Waste Management Inc	830	95
Xylem Inc/NY	1,487	117

		9,359

Information Technology – 0.4%
Accenture PLC, Cl A	1,029	217
Adobe Inc *	587	194
Advanced Micro Devices Inc *	3,357	154
Akamai Technologies Inc *	1,677	145
Alliance Data Systems Corp	609	68
Amphenol Corp, Cl A	1,663	180
Analog Devices Inc	1,714	204
Applied Materials Inc	3,039	185
Arista Networks Inc *	506	103
Autodesk Inc, Cl A *	1,057	194
Automatic Data Processing Inc	1,586	270
Broadcom Inc	452	143
Cadence Design Systems Inc *	2,281	158
CGI Inc, Cl A *	5,643	473
Check Point Software Technologies Ltd *	3,787	420
Cisco Systems Inc	4,373	210
Citrix Systems Inc	1,812	201
Cognizant Technology Solutions Corp, Cl A	2,178	135
Corning Inc, Cl B	4,549	132
CyberArk Software Ltd *	2,369	276
DXC Technology Co	1,620	61
F5 Networks Inc, Cl A *	1,077	150
Fidelity National Information Services Inc, Cl B	1,370	191
Fiserv Inc, Cl A *	2,440	282
FleetCor Technologies Inc *	390	112
FLIR Systems Inc	2,599	135
Fortinet Inc *	1,323	141
Gartner Inc *	1,047	161

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Global Payments Inc	2,085	$381
Hewlett Packard Enterprise Co	8,829	140
HP Inc	7,329	151
Intel Corp	2,194	131
International Business Machines Corp	793	106
Intuit Inc	640	168
Juniper Networks Inc	4,939	122
KLA Corp	1,003	179
Microchip Technology Inc	1,703	178
Microsoft Corp	1,573	248
Motorola Solutions Inc	1,038	167
NetApp Inc	2,629	164
NortonLifeLock Inc	7,762	198
NVIDIA Corp	317	75
NXP Semiconductors NV	3,404	433
Oracle Corp, Cl B	2,724	144
Paychex Inc	2,240	191
Qorvo Inc *	1,591	185
QUALCOMM Inc	2,165	191
salesforce.com Inc *	952	155
Seagate Technology PLC	1,886	112
Skyworks Solutions Inc	1,430	173
Synopsys Inc *	1,972	275
TE Connectivity Ltd	1,862	178
Texas Instruments Inc	1,935	248
VeriSign Inc *	681	131
Western Digital Corp	1,951	124
Western Union Co/The	7,451	200
Wix.com Ltd *	2,155	264

		10,707

Materials – 0.3%
Air Products & Chemicals Inc	2,285	537
Albemarle Corp	4,077	298
Amcor PLC	24,449	265
Avery Dennison Corp	4,309	564
Celanese Corp, Cl A	628	77
CF Industries Holdings Inc	7,461	356
Corteva Inc	10,440	309
Dow Inc	6,049	331
DuPont de Nemours Inc	2,966	190
Eastman Chemical Co	4,183	331
Ecolab Inc	2,591	500
FMC Corp	4,104	410
Freeport-McMoRan Inc, Cl B	29,307	384
International Flavors & Fragrances Inc	2,340	302
Linde PLC	2,704	576
Livent Corp *	3,838	33
LyondellBasell Industries NV, Cl A	3,960	374
Martin Marietta Materials Inc, Cl A	1,462	409
Mosaic Co/The	13,758	298
Newmont Goldcorp Corp	11,485	499
Nucor Corp	6,312	355

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Packaging Corp of America	4,149	$465
PPG Industries Inc	3,051	407
Sealed Air Corp	4,758	189
Sherwin-Williams Co/The, Cl A	639	373
Vulcan Materials Co	3,000	432
Westrock Co	5,921	254

		9,518

Real Estate – 0.1%
Alexandria Real Estate Equities Inc ‡	1,025	166
Apartment Investment & Management Co, Cl A ‡	2,812	145
Boston Properties Inc ‡	114	16
CapitaLand Mall Trust ‡	175,600	321
Digital Realty Trust Inc, Cl A ‡	1,000	120
Duke Realty Corp ‡	4,733	164
Equinix Inc ‡	207	121
Equity Residential ‡	1,670	135
Essex Property Trust Inc ‡	681	205
Federal Realty Investment Trust ‡	1,020	131
Healthpeak Properties Inc ‡	3,955	136
Host Hotels & Resorts Inc ‡	7,223	134
Iron Mountain Inc ‡	1,886	60
Kimco Realty Corp ‡	6,490	134
Macerich Co/The ‡	1,962	53
Mid-America Apartment Communities Inc ‡	1,107	146
Prologis Inc ‡	2,009	179
Realty Income Corp ‡	2,310	170
Regency Centers Corp ‡	1,875	118
SBA Communications Corp, Cl A ‡	900	217
SL Green Realty Corp ‡	1,090	100
UDR Inc ‡	2,944	138
Ventas Inc ‡	3,347	193
Vonovia SE ‡	6,875	370
Vornado Realty Trust ‡	2,208	147
Welltower Inc ‡	1,515	124
Weyerhaeuser Co ‡	3,289	99

		4,042

Utilities – 0.6%
AES Corp/VA	25,990	517
Alliant Energy Corp	14,731	806
Ameren Corp	9,333	717
American Electric Power Co Inc	6,545	619
American Water Works Co Inc	4,182	514
CenterPoint Energy Inc	18,264	498
CMS Energy Corp	10,372	652
Consolidated Edison Inc	8,391	759
Dominion Energy Inc	6,072	503
DTE Energy Co	5,956	773
Duke Energy Corp	6,400	584
Edison International	7,215	544
Entergy Corp	5,814	697
Evergy Inc	7,600	495

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eversource Energy	9,458	$805
Exelon Corp	12,325	562
FirstEnergy Corp	14,493	704
NextEra Energy Inc	2,742	664
NiSource Inc	20,884	581
NRG Energy Inc	9,094	361
Pinnacle West Capital Corp	6,022	542
PPL Corp	20,593	739
Public Service Enterprise Group Inc	11,012	650
Sempra Energy	4,307	652
Southern Co/The	10,786	687
WEC Energy Group Inc	7,719	712
Xcel Energy Inc	11,560	734

		17,071

Total Common Stock (Cost $75,968) ($ Thousands)		108,787

	Face Amount (Thousands)

CORPORATE OBLIGATIONS – 1.5%

Communication Services – 0.0%
Alphabet Inc
3.625%, 05/19/2021 (B)	$150	154

Consumer Discretionary – 0.0%
Toyota Motor Credit Corp MTN
3.200%, 01/11/2027 (B)	750	794
University of Southern California
5.250%, 10/01/2111 (B)	100	140

		934

Consumer Staples – 0.1%
Coca-Cola
3.200%, 11/01/2023 (B)	500	525
Colgate-Palmolive MTN
2.300%, 05/03/2022 (B)	250	254
2.250%, 11/15/2022 (B)	1,250	1,267
Procter & Gamble Co/The
2.150%, 08/11/2022 (B)	250	253
1.850%, 02/02/2021 (B)	250	250

		2,549

Energy – 0.1%
Chevron Corp
2.954%, 05/16/2026 (B)	1,000	1,045
Equinor ASA
2.450%, 01/17/2023 (B)	1,250	1,270
Nexen Inc
5.875%, 03/10/2035 (B)	100	128
Shell International Finance BV
3.250%, 05/11/2025 (B)	250	265

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XTO Energy Inc
6.750%, 08/01/2037 (B)	$300	$441

		3,149

Financials – 0.9%
Bank of Montreal MTN
2.550%, 11/06/2022 (B)	250	255
1.900%, 08/27/2021 (B)	750	751
Bank of New York Mellon
3.550%, 09/23/2021 (B)	200	205
Bank of Nova Scotia/The
4.375%, 01/13/2021 (B)	250	256
2.700%, 03/07/2022 (B)	500	509
Berkshire Hathaway Inc
3.400%, 01/31/2022 (B)	150	155
2.750%, 03/15/2023 (B)	1,000	1,026
BlackRock Inc
3.375%, 06/01/2022 (B)	500	518
Canadian Imperial Bank of Commerce
2.550%, 06/16/2022 (B)	500	508
CME Group Inc
3.000%, 09/15/2022 (B)	100	103
3.000%, 03/15/2025 (B)	1,000	1,039
Commonwealth Bank of Australia/New York
2.550%, 03/15/2021 (B)	1,750	1,765
FMS Wertmanagement
2.000%, 08/01/2022 (B)	500	504
1.750%, 01/24/2020 (B)	500	500
1.750%, 03/17/2020 (B)	500	500
HSBC Holdings PLC
5.100%, 04/05/2021 (B)	250	259
Kreditanstalt fuer Wiederaufbau
2.625%, 02/28/2024 (B)	1,000	1,035
2.500%, 11/20/2024 (B)	1,000	1,035
2.375%, 08/25/2021 (B)	1,000	1,012
2.375%, 12/29/2022 (B)	1,000	1,020
2.125%, 03/07/2022 (B)	500	505
2.125%, 06/15/2022 (B)	500	505
2.125%, 01/17/2023 (B)	1,250	1,266
2.000%, 09/29/2022 (B)	750	757
2.000%, 10/04/2022 (B)	1,000	1,009
1.875%, 11/30/2020 (B)	1,000	1,001
1.500%, 06/15/2021 (B)	500	499
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025 (B)	250	257
2.250%, 10/01/2021 (B)	1,000	1,010
2.000%, 01/13/2025 (B)	250	253
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (B)	750	741
National Australia Bank Ltd/New York
3.000%, 01/20/2023 (B)	200	205
1.875%, 07/12/2021 (B)	750	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Oesterreichische Kontrollbank AG
1.875%, 01/20/2021 (B)	$750	$751
Oesterreichische Kontrollbank AG MTN
2.875%, 03/13/2023 (B)	250	259
Svenska Handelsbanken AB MTN
2.450%, 03/30/2021 (B)	1,000	1,007
Toronto-Dominion Bank/The MTN
2.125%, 04/07/2021 (B)	500	503
Wells Fargo Bank NA
3.550%, 08/14/2023 (B)	250	262
Westpac Banking
2.600%, 11/23/2020 (B)	1,000	1,005
Westpac Banking Corp
2.000%, 08/19/2021 (B)	750	751

		26,251

Health Care – 0.1%
Johnson & Johnson
5.950%, 08/15/2037 (B)	300	427
3.375%, 12/05/2023 (B)	500	531
2.450%, 03/01/2026 (B)	1,000	1,016
Sanofi
4.000%, 03/29/2021 (B)	150	154

		2,128

Industrials – 0.0%
3M Co MTN
5.700%, 03/15/2037 (B)	150	200
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (B)	750	802

		1,002

Information Technology – 0.2%
Apple Inc
2.850%, 02/23/2023 (B)	1,000	1,029
2.500%, 02/09/2022 (B)	500	508
2.400%, 05/03/2023 (B)	250	254
Automatic Data Processing Inc
2.250%, 09/15/2020 (B)	500	501
Microsoft Corp
3.700%, 08/08/2046 (B)	500	565
3.300%, 02/06/2027 (B)	1,000	1,069
2.125%, 11/15/2022 (B)	500	506

		4,432

Utilities – 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (B)	1,000	1,033
Florida Power & Light Co
3.125%, 12/01/2025 (B)	1,000	1,051

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Gas Co
5.125%, 11/15/2040 (B)	$150	$183

		2,267

Total Corporate Obligations (Cost $42,031) ($ Thousands)		42,866

	Shares
EXCHANGE TRADED FUND – 0.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	174,608	22,343

Total Exchange Traded Fund (Cost $20,241) ($ Thousands)		22,343

PREFERRED STOCK – 0.0%
Consumer Discretionary – 0.0%
Porsche Automobil Holding SE, 0.000% (E)	342	26
Volkswagen AG, 0.000% (E)	220	44

		70

Consumer Staples – 0.0%
Henkel AG & Co KGaA, 0.000% (E)	1,296	134

Health Care – 0.0%
Sartorius AG, 0.000% (E)	665	142

Materials – 0.0%
FUCHS PETROLUB SE, 0.000% (E)	1,520	75

Total Preferred Stock (Cost $365) ($ Thousands)		421

	Number of Rights
RIGHTS – 0.0%
Celgene Corp ‡‡	604	2

Total Rights (Cost $1) ($ Thousands)		2

Total Investments in Securities – 71.4% (Cost $1,995,064) ($ Thousands)		$2,066,868

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$^	880	Mar-2020	$6,981	$7,119	$138
Amsterdam Index	92	Jan-2020	12,455	12,488	(57)
Australian 10-Year Bond	1,973	Mar-2020	196,993	198,271	(3,710)

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brent Crude^	1,104	Mar-2020	$72,321	$72,080	$(241)
Brent Crude^	608	Feb-2020	36,936	40,128	3,192
Brent Crude^	103	Mar-2020	6,666	6,725	59
CAC40 10 Euro Index	310	Jan-2020	20,610	20,774	7
Canadian 10-Year Bond	1,922	Mar-2020	202,457	203,768	(3,647)
Coffee C^	407	Mar-2020	17,406	19,795	2,389
Copper^	76	Mar-2020	5,039	5,314	275
Corn^	741	Mar-2020	14,132	14,366	234
Cotton No. 2^	241	Mar-2020	7,759	8,321	562
DAX Index	68	Mar-2020	25,199	25,278	(117)
Euro STOXX 50	2,501	Mar-2020	104,196	104,687	(304)
Euro-Bob	686	Mar-2020	101,769	102,900	(271)
Euro-BTP	384	Mar-2020	60,343	61,406	228
Euro-Bund	3,974	Mar-2020	758,693	760,523	(10,461)
Euro-Buxl	107	Mar-2020	24,027	23,827	(529)
Feeder Cattle	41	May-2020	3,009	3,008	(1)
Feeder Cattle^	9	Mar-2020	653	649	(4)
Feeder Cattle^	18	Jan-2020	1,232	1,308	76
Feeder Cattle^	32	Mar-2020	2,298	2,308	10
FTSE 100 Index	665	Mar-2020	65,336	66,063	382
FTSE MIB Index	298	Mar-2020	38,985	39,154	(143)
FTSE/JSE Top 40 Index	319	Mar-2020	11,414	11,717	(60)
Gasoline^	149	Mar-2020	10,865	10,657	(208)
Gasoline^	3	Mar-2020	201	215	14
Gasoline^	173	Feb-2020	11,563	12,283	720
Gold^	761	Feb-2020	112,434	115,908	3,474
Hang Seng China Enterprises Index	491	Feb-2020	34,949	35,323	398
Hang Seng Index	108	Feb-2020	19,427	19,592	179
IBEX	142	Jan-2020	15,195	15,188	(118)
Japanese 10-Year Bond	156	Mar-2020	218,496	218,450	(117)
Japanese 10-Year Government Bond E-MINI	2,008	Mar-2020	281,650	280,723	(744)
KC HRW Wheat^	172	Mar-2020	3,779	4,180	401
KOSPI 200 Index	381	Mar-2020	22,054	24,314	1,579
Lean Hogs^	25	Apr-2020	764	779	15
Lean Hogs^	171	Feb-2020	4,984	4,885	(99)
Live Cattle^	8	May-2020	404	407	3
Live Cattle^	431	Mar-2020	21,518	21,709	191
LME Copper^	388	Mar-2020	56,520	59,898	3,378

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
LME Lead^	97	Mar-2020	$5,193	$4,677	$(516)
LME Nickel^	156	Mar-2020	15,482	13,127	(2,355)
LME Primary Aluminum^	294	Mar-2020	13,075	13,304	229
LME Zinc^	375	Mar-2020	22,011	21,326	(685)
Long Gilt 10-Year Bond	767	Mar-2020	131,068	133,493	(1,314)
Low Sulphur Gasoil^	341	Mar-2020	20,542	20,844	302
MSCI Emerging Markets	2,038	Mar-2020	110,852	114,148	3,296
MSCI Taiwan Index	331	Feb-2020	15,323	15,213	(110)
Natural Gas^	338	Feb-2020	8,400	7,294	(1,106)
NY Harbor ULSD^	9	Mar-2020	708	762	54
NY Harbor ULSD^	34	Feb-2020	2,775	2,889	114
NY Harbor ULSD^	8	Mar-2020	686	678	(8)
NYMEX Cocoa^	448	Mar-2020	11,156	11,379	223
OMX Stockholm 30	145	Jan-2020	2,772	2,739	(36)
Russell 2000 Index E-MINI	1,638	Mar-2020	134,946	136,822	1,876
S&P - Goldman Sachs Commodity Index^	367	Jan-2020	38,655	39,989	1,334
S&P 500 Index E-MINI	4,502	Mar-2020	715,175	727,321	12,146
S&P Mid Cap 400 Index E-MINI	246	Mar-2020	50,095	50,794	699
S&P TSX 60 Index	269	Mar-2020	41,336	42,003	7
SGX Nifty 50	570	Feb-2020	14,039	13,959	(80)
Silver^	407	Mar-2020	34,773	36,469	1,696
Soybean^	571	Mar-2020	26,681	27,280	599
Soybean Meal^	159	Mar-2020	4,885	4,845	(40)
Soybean Meal^	97	Mar-2020	2,904	2,956	52
Soybean Oil^	737	Mar-2020	13,698	15,375	1,677
SPI 200 Index	341	Mar-2020	39,752	39,569	(1,099)
Sugar No. 11^	232	May-2020	3,535	3,518	(17)
Sugar No. 11^	1,011	May-2020	14,299	15,196	897
TOPIX Index	668	Mar-2020	105,576	105,786	92
U.S. 2-Year Treasury Note	1	Apr-2020	216	216	–
U.S. 5-Year Interest Rate Swap	380	Mar-2020	38,220	38,056	(164)
U.S. 10-Year Interest Rate Swap	950	Mar-2020	96,909	95,920	(989)
U.S. 10-Year Treasury Note	9,166	Mar-2020	1,186,304	1,177,115	(9,189)
U.S. Long Treasury Bond	412	Mar-2020	65,476	64,233	(1,243)
Wheat^	554	Mar-2020	14,603	15,477	874
Wheat^	3	May-2020	81	84	3
WTI Crude Oil^	395	Feb-2020	24,007	24,004	(3)

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
WTI Crude Oil^	166	Jan-2020	$ 9,327	$ 10,136	$809

			$5,647,247	$5,685,484	$5,098

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/30/20	CAD	15,800	USD	12,019	$(170)
BNP Paribas	01/30/20	HKD	43,000	USD	5,518	1
BNYMellon	01/07/20	USD	183	JPY	19,974	1
BNYMellon	01/30/20	EUR	36,200	USD	40,246	(462)
BNYMellon	01/30/20	JPY	1,673,374	USD	15,333	(93)
Citigroup	03/18/20	USD	197	CLP	155,700	11
Citigroup	03/18/20	USD	725	EUR	650	8
Citigroup	03/18/20	BRL	3,050	USD	719	(37)
Citigroup	03/18/20	USD	2,724	HUF	819,350	69
Citigroup	03/18/20	USD	1,298	HUF	379,700	(3)
Citigroup	03/18/20	USD	4,681	GBP	3,626	133
Citigroup	03/18/20	USD	15,705	RUB	1,017,100	520
Citigroup	03/18/20	USD	18,093	CZK	415,450	271
Citigroup	03/18/20	USD	18,822	CNH	132,794	214
Citigroup	03/18/20	USD	20,565	BRL	86,600	899
Citigroup	03/18/20	USD	21,237	PLN	82,300	505
Citigroup	03/18/20	ZAR	24,650	USD	1,649	(96)
Citigroup	03/18/20	USD	27,118	ZAR	402,850	1,405
Citigroup	03/18/20	GBP	1,171	USD	1,565	12
Citigroup	03/18/20	GBP	31,183	USD	40,503	(886)
Citigroup	03/18/20	USD	33,837	KRW	39,802,600	712
Citigroup	03/18/20	USD	33,313	INR	2,412,200	286
Citigroup	03/18/20	USD	6,616	INR	470,850	(57)
Citigroup	03/18/20	USD	41,863	MXN	825,500	1,356
Citigroup	03/18/20	MXN	85,850	USD	4,353	(141)
Citigroup	03/18/20	EUR	173,844	USD	193,627	(2,453)
Citigroup	03/18/20	KRW	2,221,450	USD	1,868	(60)
JPMorgan Chase Bank	03/18/20	USD	197	CLP	155,700	10
JPMorgan Chase Bank	03/18/20	USD	725	EUR	650	8
JPMorgan Chase Bank	03/18/20	BRL	3,050	USD	719	(37)
JPMorgan Chase Bank	03/18/20	USD	2,724	HUF	819,350	69
JPMorgan Chase Bank	03/18/20	USD	1,298	HUF	379,700	(3)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/18/20	USD	4,681	GBP	3,626	$132
JPMorgan Chase Bank	03/18/20	USD	15,705	RUB	1,017,100	520
JPMorgan Chase Bank	03/18/20	USD	18,093	CZK	415,450	271
JPMorgan Chase Bank	03/18/20	USD	20,565	BRL	86,600	898
JPMorgan Chase Bank	03/18/20	USD	21,237	PLN	82,300	505
JPMorgan Chase Bank	03/18/20	USD	21,283	CNH	150,150	240
JPMorgan Chase Bank	03/18/20	ZAR	24,650	USD	1,649	(97)
JPMorgan Chase Bank	03/18/20	USD	27,118	ZAR	402,850	1,404
JPMorgan Chase Bank	03/18/20	GBP	1,171	USD	1,565	11
JPMorgan Chase Bank	03/18/20	GBP	31,183	USD	40,503	(886)
JPMorgan Chase Bank	03/18/20	USD	33,837	KRW	39,802,600	712
JPMorgan Chase Bank	03/18/20	USD	33,313	INR	2,412,200	286
JPMorgan Chase Bank	03/18/20	USD	6,616	INR	470,850	(58)
JPMorgan Chase Bank	03/18/20	USD	41,863	MXN	825,500	1,355
JPMorgan Chase Bank	03/18/20	MXN	85,850	USD	4,353	(142)
JPMorgan Chase Bank	03/18/20	EUR	173,844	USD	193,627	(2,453)
JPMorgan Chase Bank	03/18/20	KRW	2,221,450	USD	1,868	(60)
Morgan Stanley	03/18/20	USD	2,462	CNH	17,356	26
State Street	01/30/20	USD	10	EUR	9	–
State Street	01/30/20	CHF	6,200	USD	6,333	(85)
State Street	01/30/20	AUD	13,800	USD	9,553	(153)
State Street	01/30/20	GBP	52,099	USD	68,144	(918)
State Street	01/30/20	EUR	70,325	USD	78,467	(616)

						$ 2,884

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

A list of the open OTC swap agreements held by the Fund at December 31, 2019, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	Taiwan Index (TAIEX)	Positive Price Return	Negative Price Return	At Maturity	01/15/2020	CHF	$15,563	$154	$–	$154
JPMorgan Chase	Taiwan Index (TAIEX)	Positive Price Return	Negative Price Return	At Maturity	01/15/2020	CHF	55,069	1,280	–	1,280
Bank of America	Taiwan Index (TAIEX)	Positive Price Return	Negative Price Return	At Maturity	01/15/2020	CHF	122,961	2,215	–	2,215
Merrill Lynch	SGX Nifty 50	Positive Price Return	Negative Price Return	At Maturity	01/30/2020	USD	23,639	(9)	–	(9)
Citigroup	Sugar	Positive Price Return	Negative Price Return	At Maturity	02/28/2020	USD	13	2	–	2
Bank of America	Sugar	Positive Price Return	Negative Price Return	At Maturity	02/28/2020	USD	107	13	–	13
Citigroup	Cotton No. 2	Positive Price Return	Negative Price Return	At Maturity	03/09/2020	USD	9,971	642	–	642

								$4,297	$–	$4,297

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2019, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
3 MONTH USD - LIBOR	1.75%	Semi-Annually	03/18/2022	USD	418,000	$818	$1,397	$(579)
3 MONTH USD - LIBOR	1.75%	Semi-Annually	03/18/2022	USD	66,000	129	548	(419)
3 MONTH USD - LIBOR	1.00%	Semi-Annually	06/17/2022	USD	124,025	(1,540)	(1,508)	(32)
3 MONTH USD - LIBOR	1.25%	Semi-Annually	06/17/2025	USD	25,000	(578)	(34)	(544)
3 MONTH USD - LIBOR	1.25%	Semi-Annually	06/17/2025	USD	138,850	(3,210)	(2,996)	(214)

						$(4,381)	$(2,593)	$(1,788)

Percentages are based on Net Assets of $2,893,632 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Futures contract is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2019.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2019.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $41,597 ($ Thousands), representing 1.4% of the Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	There is currently no rate available.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Accumulation Fund (Continued)

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

Cl – Class

CLP – Chilean Peso

CNH – Chinese Yuan Offshore

CV – Convertible Security

CZK – Czech Koruna

DAX – German Stock Index

ETF – Exchange-Traded Fund

EUR – Euro

FTSE– Financial Times and Stock Exchange

GBP – British Pound Sterling

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IBEX –Spanish Stock Exchange Index

INR – Indian Rupee

JPY – Japanese Yen

JSE – Johannesburg Stock Exchange KC

HRW – Kansas City Hard Red Winter

KOSPI – Korea Composite Stock Price Index

KRW – Korean Won

LIBOR– London Interbank Offered Rate

LLC – Limited Liability Company

LME – London Metal Exchange

Ltd. – Limited

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

MXN – Mexican Peso

NYMEX – New York Mercantile Exchange

OMX – Offset Market Exchange

OTC – Over the Counter

PLC – Public Limited Company

PLN – Polish Zloty

RUB – Russian Ruble

S&P– Standard & Poor’s

SGX – Singapore Exchange

SPI – Share Price Index

TAIEX – Taiwan Capitalization Weighted Stock Index

TOPIX – Tokyo Stock Exchange

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

USD – United States Dollar

ZAR – South African Rand

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3‡ ($)	Total ($)
U.S. Treasury Obligations	–	1,367,131	–	1,367,131
Sovereign Debt	–	407,034	–	407,034
Foreign Common Stock	118,284	–	–	118,284
Common Stock	108,787	–	–	108,787
Corporate Obligations	–	42,866	–	42,866
Exchange Traded Fund	22,343	–	–	22,343
Preferred Stock	421	–	–	421
Right	2	–	–	2

Total Investments in Securities	249,837	1,817,031	–	2,066,868

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	44,883	–	–	44,883
Unrealized Depreciation	(39,785)	–	–	(39,785)
Forwards Contracts *
Unrealized Appreciation	–	12,850	–	12,850
Unrealized Depreciation	–	(9,966)	–	(9,966)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	–	(1,788)	–	(1,788)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	–	4,306	–	4,306
Unrealized Depreciation	–	(9)	–	(9)

Total Other Financial Instruments	5,098	5,393	–	10,491

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS – 43.1%

Communication Services – 6.2%
Altice France
7.375%, 05/01/2026 (A)	$2,200	$2,362
Altice Luxembourg
10.500%, 05/15/2027 (A)	1,180	1,346
AMC Entertainment Holdings
5.750%, 06/15/2025	1,000	925
AMC Networks
5.000%, 04/01/2024	400	408
American Media
10.500%, 12/31/2026	1,420	1,527
AT&T
4.250%, 03/01/2027	900	988
4.125%, 02/17/2026	400	434
3.600%, 07/15/2025	1,225	1,297
3.400%, 05/15/2025	750	785
CCO Holdings
5.125%, 02/15/2023	130	131
5.000%, 02/01/2028 (A)	1,640	1,721
CenturyLink
5.800%, 03/15/2022	1,200	1,262
5.125%, 12/15/2026 (A)	1,250	1,272
Charter Communications Operating
5.375%, 04/01/2038	250	285
5.125%, 07/01/2049	300	327
4.908%, 07/23/2025	3,200	3,524
4.200%, 03/15/2028	170	181
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	426	472
Cogent Communications Group
5.375%, 03/01/2022 (A)	430	449
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024	200	205
Connect Finco SARL
6.750%, 10/01/2026 (A)	1,050	1,118
Diamond Sports Group
6.625%, 08/15/2027 (A)	500	486
5.375%, 08/15/2026 (A)	330	334
Digicel
6.000%, 04/15/2021	600	468
Digicel Group One
8.250%, 12/30/2022 (A)(B)	61	34
Digicel Group Two
8.250%, 09/30/2022 (A)(B)	263	63
DISH DBS
7.750%, 07/01/2026	2,600	2,754

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 06/01/2021	$1,850	$1,947
DISH Network
3.375%, 08/15/2026	490	471
Entercom Media
6.500%, 05/01/2027 (A)	1,050	1,124
Fox
5.476%, 01/25/2039 (A)	210	257
4.030%, 01/25/2024 (A)	300	320
Frontier Communications
10.500%, 09/15/2022	595	290
8.500%, 04/01/2026 (A)	800	810
iHeartCommunications
4.750%, 01/15/2028 (A)	420	431
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	650	601
Level 3 Financing
5.625%, 02/01/2023	1,150	1,153
4.625%, 09/15/2027 (A)	1,616	1,655
Match Group
5.000%, 12/15/2027 (A)	880	917
Mauritius Investments
6.500%, 10/13/2026 (A)	320	354
4.755%, 11/11/2024	400	410
Meredith
6.875%, 02/01/2026	1,225	1,274
Millicom International Cellular
6.625%, 10/15/2026 (A)	440	487
6.250%, 03/25/2029 (A)	530	585
5.125%, 01/15/2028 (A)	280	294
Myriad International Holdings BV
4.850%, 07/06/2027 (A)	1,140	1,242
National CineMedia
5.750%, 08/15/2026	500	489
Netflix
6.375%, 05/15/2029	680	775
5.875%, 02/15/2025	1,150	1,282
4.875%, 04/15/2028	800	831
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	1,150	1,199
Outfront Media Capital
5.000%, 08/15/2027 (A)	145	152
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	450	471
Sirius XM Radio
5.375%, 04/15/2025 (A)	400	413
4.625%, 07/15/2024 (A)	120	126
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%, 01/19/2168	200	191
Sprint
7.875%, 09/15/2023	950	1,048

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032	$650	$789
6.875%, 11/15/2028	1,620	1,745
Sprint Communications
11.500%, 11/15/2021	650	742
6.000%, 11/15/2022	1,450	1,521
Telecom Argentina
6.500%, 06/15/2021 (A)	140	136
Telecom Italia
5.303%, 05/30/2024 (A)	2,320	2,494
Telecom Italia Capital
6.000%, 09/30/2034	500	536
T-Mobile USA
4.750%, 02/01/2028	570	597
4.500%, 02/01/2026	600	615
0.000%, 03/01/2025 (B)(C)(I)	300	–
0.000%, 01/15/2026 (C)(I)	600	–
Twitter
3.875%, 12/15/2027 (A)	1,735	1,734
Univision Communications
5.125%, 05/15/2023 (A)	2,900	2,893
UPC Holding BV
5.500%, 01/15/2028 (A)	330	334
Verizon Communications
3.376%, 02/15/2025	1,111	1,177
Virgin Media Secured Finance
5.000%, 04/15/2027	800	1,121
Vodafone Group
3.750%, 01/16/2024	800	846

		64,037

Consumer Discretionary – 3.9%
Allied Universal Holdco
6.625%, 07/15/2026 (A)	1,390	1,494
Altice Financing
7.500%, 05/15/2026 (A)	920	989
American Axle & Manufacturing
6.500%, 04/01/2027	420	436
Boyd Gaming
4.750%, 12/01/2027 (A)	1,200	1,246
CalAtlantic Group
5.250%, 06/01/2026	330	331
Carriage Services
6.625%, 06/01/2026 (A)	650	692
CSC Holdings
6.500%, 02/01/2029 (A)	2,370	2,642
5.750%, 01/15/2030 (A)	1,525	1,628
eG Global Finance
6.750%, 02/07/2025 (A)	928	942
ESH Hospitality
4.625%, 10/01/2027 (A)	420	425

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Europcar Mobility Group
4.125%, 11/15/2024 (A)	EUR 650	$722
Ford Motor Credit
5.875%, 08/02/2021	550	576
Ford Motor Credit LLC
3.219%, 01/09/2022	200	201
General Motors
4.000%, 04/01/2025	250	264
General Motors Financial
5.650%, 01/17/2029	175	198
3.250%, 01/05/2023	950	971
Getty Images
9.750%, 03/01/2027 (A)	100	99
Gohl Capital
4.250%, 01/24/2027	320	336
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	281
Hanesbrands
4.875%, 05/15/2026 (A)	320	339
iHeartCommunications
6.375%, 05/01/2026	400	434
Installed Building Products
5.750%, 02/01/2028 (A)	450	481
IRB Holding
6.750%, 02/15/2026 (A)	435	456
Jack Ohio Finance
10.250%, 11/15/2022 (A)	770	813
Jaguar Land Rover Automotive
6.875%, 11/15/2026 (A)	425	501
L Brands
5.625%, 10/15/2023	200	216
5.250%, 02/01/2028	1,440	1,364
Las Vegas Sands
3.200%, 08/08/2024	500	515
Mattel
5.875%, 12/15/2027 (A)	650	685
Melco Resorts Finance
5.375%, 12/04/2029 (A)	920	944
MGM Resorts International
6.000%, 03/15/2023	1,450	1,591
Michaels Stores
8.000%, 07/15/2027 (A)	480	458
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	850	866
NCL
3.625%, 12/15/2024 (A)	480	487
Newell Brands
4.200%, 04/01/2026	520	542
Panther BF Aggregator 2
6.250%, 05/15/2026 (A)	850	916

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PetSmart
8.875%, 06/01/2025 (A)	$340	$336
7.125%, 03/15/2023 (A)	810	794
Pinewood Finance
3.250%, 09/30/2025 (A)	400	543
Sands China
5.125%, 08/08/2025	700	768
Scientific Games International
8.250%, 03/15/2026 (A)	700	772
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	600	635
Speedway Motorsports
4.875%, 11/01/2027 (A)	520	527
Starbucks
3.800%, 08/15/2025	875	943
Terrier Media Buyer
8.875%, 12/15/2027 (A)	850	899
Viking Cruises
5.875%, 09/15/2027 (A)	1,000	1,069
VOC Escrow
5.000%, 02/15/2028 (A)	1,790	1,875
Wendy’s International
7.000%, 12/15/2025	750	789
William Lyon Homes
5.875%, 01/31/2025	470	484
WW International
8.625%, 12/01/2025 (A)	620	658
Wynn Macau
5.125%, 12/15/2029 (A)	670	684

		37,857

Consumer Staples – 1.6%
Albertsons
5.875%, 02/15/2028 (A)	475	505
4.625%, 01/15/2027 (A)	1,150	1,148
Altria Group
5.950%, 02/14/2049	300	364
4.800%, 02/14/2029	180	201
4.400%, 02/14/2026	25	27
3.800%, 02/14/2024	875	921
Anheuser-Busch
3.650%, 02/01/2026	4,350	4,640
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	640	831
4.750%, 01/23/2029	1,400	1,623
Central American Bottling
5.750%, 01/31/2027 (A)	180	190
Constellation Brands
4.400%, 11/15/2025	325	355
3.150%, 08/01/2029	600	607

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
H-Food Holdings
8.500%, 06/01/2026 (A)	$500	$468
HLF Financing Sarl
7.250%, 08/15/2026 (A)	450	477
Keurig Dr Pepper
4.597%, 05/25/2028	1,000	1,123
Lindley
4.625%, 04/12/2023	190	197
Performance Food Group
5.500%, 06/01/2024 (A)	300	307
5.500%, 10/15/2027 (A)	450	481
Post Holdings
5.750%, 03/01/2027 (A)	600	644
5.625%, 01/15/2028 (A)	800	862
Prosperous Ray
4.625%, 11/12/2023	500	532
Reynolds American
4.450%, 06/12/2025	125	135
Spectrum Brands
5.000%, 10/01/2029 (A)	75	77

		16,715

Energy – 7.4%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	950	835
Antero Resources
5.125%, 12/01/2022	1,050	937
Berry Petroleum
7.000%, 02/15/2026 (A)	1,000	926
Blue Racer Midstream
6.625%, 07/15/2026 (A)	480	434
Buckeye Partners
4.350%, 10/15/2024	245	247
4.125%, 12/01/2027	165	159
3.950%, 12/01/2026	860	831
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	288
5.125%, 06/30/2027	850	940
Cheniere Energy Partners
4.500%, 10/01/2029 (A)	1,285	1,320
Chesapeake Energy
7.000%, 10/01/2024	50	30
6.125%, 02/15/2021	370	342
Comstock Resources
9.750%, 08/15/2026	240	218
Continental Resources
4.500%, 04/15/2023	650	679
4.375%, 01/15/2028	100	106
Covey Park Energy
7.500%, 05/15/2025 (A)	1,310	1,127

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DCP Midstream Operating
6.750%, 09/15/2037 (A)	$770	$809
6.450%, 11/03/2036 (A)	115	121
5.375%, 07/15/2025	1,000	1,087
Devon Energy
5.850%, 12/15/2025	1,021	1,211
5.000%, 06/15/2045	200	232
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	50	53
5.500%, 01/30/2026 (A)	630	650
Energy Transfer Operating
4.200%, 09/15/2023	3,225	3,387
Ensign Drilling
9.250%, 04/15/2024 (A)	900	849
Enterprise Products Operating
4.684%, VAR ICE LIBOR USD 3 Month+2.778%, 06/01/2067	395	374
3.750%, 02/15/2025	500	533
3.700%, 02/15/2026	300	319
EQM Midstream Partners
4.750%, 07/15/2023	1,474	1,479
Eterna Capital Pte
8.000%, 12/11/2022	43	24
Exterran Energy Solutions
8.125%, 05/01/2025	700	690
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	90	56
5.625%, 02/01/2026 (A)	710	426
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)	940	1,046
4.950%, 03/23/2027 (A)	800	891
Gazprom OAO Via Gaz Capital MTN
7.288%, 08/16/2037	300	420
Genesis Energy
6.000%, 05/15/2023	990	980
GNL Quintero
4.634%, 07/31/2029	400	424
Gulfport Energy
6.375%, 05/15/2025	1,800	1,143
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	1,100	1,208
KazTransGas JSC
4.375%, 09/26/2027 (A)	1,190	1,247
Lukoil International Finance BV
4.563%, 04/24/2023	220	233
Marathon Petroleum
3.800%, 04/01/2028	325	342
3.625%, 09/15/2024	350	368
MEG Energy
7.000%, 03/31/2024 (A)	1,370	1,379

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Montage Resources
8.875%, 07/15/2023	$1,480	$1,365
MPLX
4.800%, 02/15/2029	250	274
4.000%, 03/15/2028	950	984
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	460	363
Newfield Exploration
5.625%, 07/01/2024	650	714
NGL Energy Partners
7.500%, 11/01/2023	1,150	1,150
NGPL PipeCo
7.768%, 12/15/2037 (A)	1,300	1,679
Noble Energy
3.250%, 10/15/2029	450	456
Noble Holding International
6.050%, 03/01/2041	900	324
Northern Oil and Gas
8.500% cash/0% PIK, 05/15/2023	492	509
Oasis Petroleum
6.875%, 03/15/2022	920	886
6.875%, 01/15/2023	1,145	1,119
Occidental Petroleum
6.600%, 03/15/2046	180	232
5.550%, 03/15/2026	725	822
4.400%, 08/15/2049	300	310
3.360%, VAR ICE LIBOR USD 3 Month+1.450%, 08/15/2022	725	729
3.200%, 08/15/2026	175	177
2.900%, 08/15/2024	1,850	1,880
Petrobras Global Finance BV
6.900%, 03/19/2049	220	258
5.299%, 01/27/2025	2,790	3,042
5.093%, 01/15/2030 (A)	1,731	1,855
Petroleos de Venezuela
6.000%, 10/28/2022 (B)(D)	8,860	472
6.000%, 05/16/2024 (B)(D)	3,790	294
6.000%, 11/15/2026 (B)(D)	1,110	86
5.500%, 04/12/2037 (B)(D)	130	10
5.375%, 04/12/2027 (B)(D)	2,570	199
Petroleos Mexicanos
7.690%, 01/23/2050 (A)	466	509
6.625%, 06/15/2035	30	31
6.500%, 03/13/2027	640	679
6.490%, 01/23/2027 (A)	380	404
6.350%, 02/12/2048	310	299
5.350%, 02/12/2028	200	199
4.500%, 01/23/2026	50	50
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	132
6.750%, 09/21/2047	20	20

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 03/15/2023	EUR 1,040	$1,303
Phillips 66
3.900%, 03/15/2028	525	573
Plains All American Pipeline
3.650%, 06/01/2022	1,700	1,744
3.600%, 11/01/2024	175	180
QEP Resources
5.625%, 03/01/2026	765	746
Range Resources
5.875%, 07/01/2022	280	278
5.000%, 03/15/2023	1,520	1,398
Reliance Industries
3.667%, 11/30/2027 (A)	490	507
ReNew Power Synthetic
6.670%, 03/12/2024	200	208
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	570	607
Sabine Pass Liquefaction
6.250%, 03/15/2022	700	752
5.625%, 03/01/2025	800	901
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	460	438
SM Energy
6.750%, 09/15/2026	200	196
5.000%, 01/15/2024	1,075	1,024
Sunoco
5.500%, 02/15/2026	240	249
Targa Resources Partners
6.875%, 01/15/2029 (A)	500	555
6.500%, 07/15/2027 (A)	400	438
5.500%, 03/01/2030 (A)	480	493
5.250%, 05/01/2023	1,000	1,010
Total Capital International
2.829%, 01/10/2030	1,350	1,388
Transocean
7.500%, 01/15/2026 (A)	500	494
Transocean Sentry
5.375%, 05/15/2023 (A)	750	763
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)	1,250	1,103
USA Compression Partners
6.875%, 04/01/2026	1,175	1,234
Viper Energy Partners
5.375%, 11/01/2027 (A)	220	229
Western Midstream Operating
5.450%, 04/01/2044	440	390
4.000%, 07/01/2022	200	205
Whiting Petroleum
6.250%, 04/01/2023	950	796
Williams
8.750%, 03/15/2032	200	288

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WPX Energy
8.250%, 08/01/2023	$300	$345
5.250%, 10/15/2027	450	475
YPF
8.500%, 03/23/2021	1,180	1,168

		76,390

Financials – 8.3%
AIA Group
3.900%, 04/06/2028 (A)	475	508
AIA Group MTN
3.200%, 03/11/2025 (A)	425	436
AIB Group MTN
4.750%, 10/12/2023 (A)	550	591
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/2028	200	188
American International Group
4.200%, 04/01/2028	275	303
3.900%, 04/01/2026	325	349
Arch Capital Finance
4.011%, 12/15/2026	1,025	1,126
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	690	744
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660%, 12/24/2168	800	980
Banco de Bogota
6.250%, 05/12/2026 (A)	980	1,096
Banco de Credito del Peru
2.700%, 01/11/2025 (A)	590	587
Banco de Sabadell
6.500%, VAR EUR Swap Annual 5 Yr+6.414%, 08/18/2168	800	938
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%, 12/18/2168	200	228
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 10/15/2168	1,140	1,157
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 10/06/2168 (A)	200	214
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2168 (A)	250	267
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%, 09/27/2168 (A)	420	436

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banco Santander
4.250%, 04/11/2027	$400	$431
3.306%, 06/27/2029	400	412
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022	200	208
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 03/05/2168	150	167
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	2,115	2,221
Bank of America MTN
4.200%, 08/26/2024	1,050	1,128
4.000%, 01/22/2025	800	853
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	1,525	1,637
Barclays
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%, 09/15/2168	1,370	1,533
7.625%, 11/21/2022	350	393
7.125%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+6.579%, 09/15/2168	700	1,048
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	200	223
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	1,225	1,279
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)	410	413
BNP Paribas
3.375%, 01/09/2025 (A)	1,000	1,039
BPCE
4.625%, 09/12/2028 (A)	500	560
4.000%, 09/12/2023 (A)	950	1,001
China Evergrande Group
8.250%, 03/23/2022	200	187
CIT Group
6.125%, 03/09/2028	195	230
5.250%, 03/07/2025	185	204
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 11/15/2168	1,250	1,355
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 02/15/2168	700	716
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 08/15/2168	675	717
4.125%, 07/25/2028	650	709
3.700%, 01/12/2026	825	880

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 05/01/2026	$1,675	$1,760
Cooperatieve Rabobank UA
4.625%, VAR EUR Swap Annual 5 Yr+4.098%, 12/29/2168	1,400	1,730
Country Garden Holdings
7.250%, 04/04/2021	500	501
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%, 03/23/2168 (A)	250	303
6.500%, VAR EUR Swap Annual 5 Yr+5.120%, 06/23/2168	490	594
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/2027	470	450
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, 01/17/2168 (A)	410	449
7.250%, VAR USD Swap Semi 30/360 5 Yr Curr+4.332%, 03/12/2168 (A)	200	223
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%, 12/18/2168 (A)	200	218
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)	600	639
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	802	891
Danske Bank
5.750%, VAR EUR Swap Annual 6 Yr+4.640%, 10/06/2168	550	623
5.375%, 01/12/2024 (A)	210	230
5.000%, 01/12/2022 (A)	200	210
Deutsche Bank
4.500%, 04/01/2025	950	945
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032	1,200	1,131
Donnelley Financial Solutions
8.250%, 10/15/2024	200	204
Global Aircraft Leasing
6.500% cash/0% PIK, 09/15/2024 (A)	2,866	2,991
Goldman Sachs Group
5.150%, 05/22/2045	200	246
HSBC Holdings
5.250%, VAR EUR Swap Annual 5 Yr+4.383%, 03/16/2168	700	856
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	700	735
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/2168	200	203

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Huarong Finance 2017 MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/2168	$310	$312
Huarong Finance 2019 MTN
3.750%, 05/29/2024	250	255
Huarong Finance II MTN
5.000%, 11/19/2025	210	229
4.625%, 06/03/2026	610	648
HUB International
7.000%, 05/01/2026 (A)	435	460
Huntington Bancshares
2.625%, 08/06/2024	1,350	1,369
ICICI Bank
5.750%, 11/16/2020	420	431
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	3,080	3,334
5.017%, 06/26/2024 (A)	300	315
JPMorgan Chase
4.125%, 12/15/2026	3,400	3,725
Kaisa Group Holdings
8.500%, 06/30/2022	200	197
Lions Gate Capital Holdings
5.875%, 11/01/2024 (A)	750	754
Lloyds Banking Group
6.375%, VAR EUR Swap Annual 5 Yr+5.290%, 06/27/2168	1,000	1,149
Morgan Stanley
3.625%, 01/20/2027	900	958
Morgan Stanley MTN
3.950%, 04/23/2027	1,100	1,180
3.700%, 10/23/2024	2,675	2,842
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	475	481
Nationwide Building Society
3.960%, VAR ICE LIBOR USD 3 Month+1.855%, 07/18/2030 (A)	450	484
Navient
6.625%, 07/26/2021	1,100	1,163
NE Property BV
3.750%, 02/26/2021	100	117
Oversea-Chinese Banking MTN
4.250%, 06/19/2024	800	850
Owl Rock Capital
4.000%, 03/30/2025	900	903
Quicken Loans
5.750%, 05/01/2025 (A)	690	713
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	750	845

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Scotland Group
4.265%, VAR ICE LIBOR USD 3 Month+2.320%, 03/31/2168	$1,000	$985
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029	225	230
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	700	717
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%, 09/30/2168	750	863
Springleaf Finance
6.625%, 01/15/2028	900	1,016
TC Ziraat Bankasi MTN
5.125%, 09/29/2023 (A)	200	196
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2168 (A)	910	994
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.866%, 02/19/2168	1,050	1,199
5.750%, VAR EUR Swap Annual 5 Yr+5.287%, 02/19/2168	750	918
UniCredit
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.180%, 06/03/2168	1,050	1,145
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034 (A)	660	759
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 06/15/2168	525	584
Yapi ve Kredi Bankasi MTN
13.875%, VAR USD Swap Semi 30/360 5 Yr Curr+11.245%, 07/15/2168	480	540
8.250%, 10/15/2024 (A)	500	535
6.100%, 03/16/2023	200	202

		80,421

Health Care – 3.8%
AbbVie
4.050%, 11/21/2039 (A)	730	767
3.600%, 05/14/2025	500	528
3.200%, 11/21/2029 (A)	4,575	4,655
2.950%, 11/21/2026 (A)	330	336
Acadia Healthcare
5.625%, 02/15/2023	1,200	1,220
ASP AMC
8.000%, 05/15/2025 (A)	640	426
Bausch Health
5.875%, 05/15/2023 (A)	122	123

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 01/30/2030 (A)	$825	$856
5.000%, 01/30/2028 (A)	875	898
Bausch Health Americas
9.250%, 04/01/2026 (A)	950	1,091
8.500%, 01/31/2027 (A)	650	740
Bayer US Finance II
4.375%, 12/15/2028 (A)	300	327
4.250%, 12/15/2025 (A)	500	540
Becton Dickinson
3.700%, 06/06/2027	690	734
3.363%, 06/06/2024	1,050	1,094
2.894%, 06/06/2022	1,150	1,169
Bristol-Myers Squibb
4.250%, 10/26/2049 (A)	330	392
3.900%, 02/20/2028 (A)	100	110
3.875%, 08/15/2025 (A)	170	184
Centene
6.125%, 02/15/2024	1,150	1,193
4.625%, 12/15/2029 (A)	2,330	2,450
4.250%, 12/15/2027 (A)	150	154
Charles River Laboratories International
4.250%, 05/01/2028 (A)	300	306
CHS
8.000%, 03/15/2026 (A)	490	505
Cigna
4.125%, 11/15/2025	2,000	2,170
CVS Health
4.780%, 03/25/2038	980	1,114
4.100%, 03/25/2025	2,750	2,953
DaVita HealthCare Partners
5.125%, 07/15/2024	1,000	1,025
DH Europe Finance II Sarl
2.600%, 11/15/2029	175	174
Elanco Animal Health
4.272%, 08/28/2023	1,425	1,505
Envision Healthcare
8.750%, 10/15/2026 (A)	500	310
HCA
5.875%, 05/01/2023	950	1,050
5.625%, 09/01/2028	1,530	1,743
5.500%, 06/15/2047	1,090	1,253
Immucor
11.125%, 02/15/2022 (A)	650	648
Magellan Health
4.900%, 09/22/2024	410	420
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)(B)	670	648
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	750	698
Prestige Brands
5.125%, 01/15/2028 (A)	250	262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Select Medical
6.250%, 08/15/2026 (A)	$450	$487
Tenet Healthcare
8.125%, 04/01/2022	1,200	1,328
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025 (A)	260	267

		38,853

Industrials – 4.7%
AECOM
5.125%, 03/15/2027	950	1,021
AerCap Ireland Capital DAC
4.875%, 01/16/2024	400	434
4.625%, 07/01/2022	2,300	2,430
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)	350	387
Air Lease
3.250%, 03/01/2025	850	875
Air Lease MTN
3.750%, 06/01/2026	600	628
Allison Transmission
5.000%, 10/01/2024 (A)	100	102
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	700	726
Boeing
3.450%, 11/01/2028	375	397
3.250%, 03/01/2028	425	443
3.250%, 02/01/2035	410	420
Bombardier
7.500%, 03/15/2025 (A)	1,000	1,031
6.125%, 01/15/2023 (A)	2,050	2,102
Builders FirstSource
6.750%, 06/01/2027 (A)	400	439
Camelot Finance
4.500%, 11/01/2026 (A)	1,150	1,182
Cleaver-Brooks
7.875%, 03/01/2023 (A)	770	768
Core & Main Holdings
8.625% cash/0% PIK, 09/15/2024 (A)	650	676
DAE Funding
5.750%, 11/15/2023 (A)	1,530	1,605
DP World MTN
5.625%, 09/25/2048 (A)	1,150	1,328
Dun & Bradstreet
6.875%, 08/15/2026 (A)	1,150	1,269
Embraer Netherlands Finance
5.050%, 06/15/2025	67	73
Embraer Netherlands Finance BV
5.400%, 02/01/2027	100	113

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Embraer Overseas
5.696%, 09/16/2023	$170	$187
Fortune Brands Home & Security
4.000%, 09/21/2023	1,275	1,347
GE Capital International Funding Unlimited Co
3.373%, 11/15/2025	400	417
General Electric
2.700%, 10/09/2022	100	101
General Electric MTN
6.875%, 01/10/2039	1,470	1,965
3.100%, 01/09/2023	275	281
GFL Environmental
8.500%, 05/01/2027 (A)	985	1,084
7.000%, 06/01/2026 (A)	420	444
5.375%, 03/01/2023 (A)	1,070	1,102
5.125%, 12/15/2026 (A)	475	499
Harsco
5.750%, 07/31/2027 (A)	150	160
Hertz
7.625%, 06/01/2022 (A)	124	129
IAA
5.500%, 06/15/2027 (A)	250	266
IHS Markit
4.750%, 08/01/2028	700	780
3.625%, 05/01/2024	425	441
JB Poindexter
7.125%, 04/15/2026 (A)	310	327
Mexico City Airport Trust
5.500%, 10/31/2046 (A)	400	412
5.500%, 07/31/2047	892	920
4.250%, 10/31/2026 (A)	210	220
3.875%, 04/30/2028 (A)	1,190	1,215
MHP Lux
6.950%, 04/03/2026	220	231
Mobile Mini
5.875%, 07/01/2024	50	52
MV24 Capital BV
6.748%, 06/01/2034 (A)	197	208
Northrop Grumman
3.250%, 01/15/2028	1,950	2,035
2.930%, 01/15/2025	1,000	1,031
Park Aerospace Holdings
4.500%, 03/15/2023 (A)	170	178
Park-Ohio Industries
6.625%, 04/15/2027	1,480	1,507
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	363	381
5.750%, 04/15/2026 (A)	310	337
5.250%, 04/15/2024 (A)	140	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Republic Services
2.500%, 08/15/2024	$750	$759
Sensata Technologies
4.375%, 02/15/2030 (A)	230	234
Stanley Black & Decker
4.250%, 11/15/2028	650	733
Swire Pacific Financing MTN
4.500%, 10/09/2023	950	1,010
Titan Acquisition
7.750%, 04/15/2026 (A)	1,400	1,386
TransDigm
6.500%, 05/15/2025	390	405
5.500%, 11/15/2027 (A)	500	506
Uber Technologies
7.500%, 09/15/2027 (A)	1,200	1,231
United Rentals North America
5.250%, 01/15/2030	330	355
4.875%, 01/15/2028	1,100	1,145
4.625%, 10/15/2025	40	41
3.875%, 11/15/2027	260	266
United Technologies
4.125%, 11/16/2028	1,050	1,181
Univar Solutions USA
5.125%, 12/01/2027 (A)	300	313
Waste Management
3.200%, 06/15/2026	475	498
XPO CNW
6.700%, 05/01/2034	1,500	1,523

		48,440

Information Technology – 1.9%
Amkor Technology
6.625%, 09/15/2027 (A)	400	440
Apple
3.200%, 05/11/2027	525	554
Banff Merger Sub
9.750%, 09/01/2026 (A)	200	202
Broadcom
4.250%, 04/15/2026 (A)	3,525	3,744
3.625%, 10/15/2024 (A)	800	832
3.125%, 01/15/2025	50	51
CDK Global
5.250%, 05/15/2029 (A)	480	515
CommScope Finance
8.250%, 03/01/2027 (A)	300	316
CommScope Technologies
5.000%, 03/15/2027 (A)	170	160
Dell International
6.020%, 06/15/2026 (A)	1,600	1,842
5.450%, 06/15/2023 (A)	525	569

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EIG Investors
10.875%, 02/01/2024	$100	$100
EMC
3.375%, 06/01/2023	1,650	1,683
Fair Isaac
4.000%, 06/15/2028 (A)	110	111
Fiserv
3.800%, 10/01/2023	300	317
3.200%, 07/01/2026	775	802
2.750%, 07/01/2024	1,175	1,196
Global Payments
3.200%, 08/15/2029	225	229
2.650%, 02/15/2025	400	402
Go Daddy Operating
5.250%, 12/01/2027 (A)	260	274
Hewlett Packard Enterprise
4.900%, 10/15/2025	1,865	2,073
j2 Cloud Services
6.000%, 07/15/2025 (A)	740	784
NXP BV
4.625%, 06/15/2022 (A)	1,000	1,054
PayPal Holdings
2.650%, 10/01/2026	1,250	1,268

		19,518

Materials – 3.1%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,200	1,299
Aleris International
10.750%, 07/15/2023 (A)	1,100	1,147
Anglo American Capital
4.000%, 09/11/2027 (A)	250	262
ArcelorMittal
6.125%, 06/01/2025	370	425
ARD Finance
6.500%, 06/30/2027 (A)	210	217
Ardagh Packaging Finance
4.750%, 07/15/2027	700	973
Barrick North America Finance
5.750%, 05/01/2043	250	318
Berry Global
5.625%, 07/15/2027 (A)	550	590
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (A)	630	740
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	1,200	1,194
Cascades
5.375%, 01/15/2028 (A)	360	370
5.125%, 01/15/2026 (A)	30	31

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cemex
5.450%, 11/19/2029 (A)	$260	$272
Cleveland-Cliffs
5.750%, 03/01/2025	550	543
DuPont de Nemours
4.493%, 11/15/2025	450	495
4.205%, 11/15/2023	725	776
First Quantum Minerals
7.250%, 04/01/2023 (A)	1,300	1,346
Freeport-McMoRan
5.450%, 03/15/2043	2,760	2,857
3.550%, 03/01/2022	248	251
Glencore Funding
4.125%, 03/12/2024 (A)	400	419
4.000%, 04/16/2025 (A)	750	781
4.000%, 03/27/2027 (A)	300	312
Hudbay Minerals
7.625%, 01/15/2025 (A)	770	813
Huntsman International
4.500%, 05/01/2029	375	399
LABL Escrow Issuer
6.750%, 07/15/2026 (A)	950	1,009
Mercer International
7.375%, 01/15/2025	480	517
Metinvest BV
7.750%, 04/23/2023 (A)	375	394
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	960	720
Novelis
5.875%, 09/30/2026 (A)	716	762
OCI
5.250%, 11/01/2024 (A)	325	337
Pactiv
8.375%, 04/15/2027	1,010	1,126
PQ
6.750%, 11/15/2022 (A)	900	930
Reynolds Group
7.000%, 07/15/2024 (A)	105	109
Samarco Mineracao
5.750%, 10/24/2023 (B)(D)	200	135
SASOL Financing USA
5.875%, 03/27/2024	1,080	1,169
Sealed Air
4.000%, 12/01/2027 (A)	400	405
Sherwin-Williams
3.450%, 08/01/2025	875	921
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025	220	231
Starfruit Finco BV
8.000%, 10/01/2026 (A)	650	689

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Suzano Austria GmbH
6.000%, 01/15/2029	$1,130	$1,274
5.750%, 07/14/2026	400	447
Syngenta Finance MTN
1.250%, 09/10/2027	200	221
Teck Resources
6.000%, 08/15/2040	200	223
5.400%, 02/01/2043	480	508
Vale Overseas
6.250%, 08/10/2026	1,134	1,331
Valvoline
5.500%, 07/15/2024	650	674
4.375%, 08/15/2025	500	516

		31,478

Real Estate – 1.0%
Alexandria Real Estate Equities
3.800%, 04/15/2026	350	374
3.375%, 08/15/2031	375	390
American Tower
3.950%, 03/15/2029	900	968
3.375%, 05/15/2024	925	959
CoreCivic
4.625%, 05/01/2023	1,000	989
Essex Portfolio
3.000%, 01/15/2030	400	405
Five Point Operating
7.875%, 11/15/2025 (A)	770	776
MPT Operating Partnership
6.375%, 03/01/2024	895	931
5.000%, 10/15/2027	673	713
Spirit Realty
3.200%, 01/15/2027	600	601
VEREIT Operating Partnership
4.875%, 06/01/2026	1,000	1,108
VICI Properties
4.625%, 12/01/2029 (A)	730	761
WP Carey
4.250%, 10/01/2026	700	749

		9,724

Utilities – 1.2%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	125	135
3.750%, 06/15/2023 (A)	325	339
AmeriGas Partners
5.875%, 08/20/2026	75	83
Calpine
4.500%, 02/15/2028 (A)	1,700	1,715

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dominion Energy
0.000%, 3.071%, 02/15/2020,
08/15/2024 (E)	$575	$592
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	234
6.350%, 08/10/2028	500	536
Greenko Investment
4.875%, 08/16/2023 (A)	410	407
NiSource
3.490%, 05/15/2027	1,325	1,394
NRG Energy
7.250%, 05/15/2026	1,070	1,169
Sempra Energy
3.400%, 02/01/2028	1,075	1,115
Southern
3.250%, 07/01/2026	700	729
Southern California Edison
4.200%, 03/01/2029	450	498
Suburban Propane Partners
5.500%, 06/01/2024	250	257
Talen Energy Supply
10.500%, 01/15/2026 (A)	540	513
7.250%, 05/15/2027 (A)	1,450	1,526
Vistra Operations
3.550%, 07/15/2024 (A)	1,200	1,216

		12,458

Total Corporate Obligations (Cost $422,297) ($ Thousands)		435,891

SOVEREIGN DEBT – 14.0%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)	1,500	1,744
3.125%, 05/03/2026	240	250
3.125%, 10/11/2027 (A)	520	544
2.125%, 09/30/2024 (A)	1,770	1,764
Angolan Government International Bond
9.375%, 05/08/2048 (A)	400	438
9.125%, 11/26/2049 (A)	740	790
8.250%, 05/09/2028 (A)	1,620	1,747
8.000%, 11/26/2029 (A)	650	693
Argentine Republic Government
International Bond
7.125%, 07/06/2036	1,340	636
6.875%, 04/22/2021	900	486
6.875%, 01/26/2027	370	184
6.875%, 01/11/2048	230	110
5.875%, 01/11/2028	528	248
5.250%, 01/15/2028	760	367

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.250%, 12/31/2038		$1,310	$639
4.625%, 01/11/2023		220	109
3.375%, 01/15/2023		790	397
Armenia Government International Bond
3.950%, 09/26/2029 (A)		290	287
Azerbaijan Government International Bond
3.500%, 09/01/2032		1,360	1,335
Banque Centrale de Tunisie International Bond
6.750%, 10/31/2023 (A)		440	510
Barclays MTN
2.000%, VAR EUR Swap Annual 5 Yr+1.900%, 02/07/2028		780	890
Belize Government International Bond
0.000%, 02/20/2034		165	102
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	58,000	1,472
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		180	193
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2029		1,400	420
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027	BRL	11,500	3,371
Costa Rica Government International Bond
7.158%, 03/12/2045 (A)		510	543
6.125%, 02/19/2031 (A)		1,230	1,309
Dominican Republic International Bond
7.450%, 04/30/2044		600	724
6.850%, 01/27/2045		660	753
6.500%, 02/15/2048 (A)		1,270	1,400
6.400%, 06/05/2049 (A)		660	723
6.000%, 07/19/2028 (A)		1,300	1,445
Eastern & Southern African Trade & Development Bank MTN
5.375%, 03/14/2022		210	218
Ecuador Government International Bond
10.750%, 01/31/2029 (A)		2,220	2,164
9.650%, 12/13/2026		990	941
9.625%, 06/02/2027 (A)		1,750	1,649
9.500%, 03/27/2030 (A)		1,220	1,138
8.875%, 10/23/2027 (A)		1,500	1,376
8.750%, 06/02/2023 (A)		1,140	1,123
7.950%, 06/20/2024		210	199
Egypt Government International Bond
8.700%, 03/01/2049 (A)		520	581
8.500%, 01/31/2047		650	721
7.903%, 02/21/2048 (A)		360	377
7.600%, 03/01/2029 (A)		510	558
6.375%, 04/11/2031		1,070	1,285
5.625%, 04/16/2030		1,560	1,804

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.750%, 04/16/2026	EUR	680	$802
Egypt Treasury Bills
19.609%, 01/21/2020 (F)	EGP	32,400	2,006
18.297%, 03/17/2020 (F)	EGP	22,700	1,373
17.312%, 02/11/2020 (F)	EGP	7,825	480
El Salvador Government International Bond
7.125%, 01/20/2050 (A)		270	287
5.875%, 01/30/2025		30	32
Gabon Government International Bond
6.375%, 12/12/2024		1,460	1,525
Ghana Government International Bond
10.750%, 10/14/2030		210	269
8.627%, 06/16/2049		1,070	1,067
8.125%, 01/18/2026		500	538
8.125%, 03/26/2032 (A)		2,160	2,198
7.875%, 03/26/2027 (A)		260	273
7.625%, 05/16/2029		1,570	1,599
Guatemala Government Bond
6.125%, 06/01/2050 (A)		530	625
5.750%, 06/06/2022		700	746
4.900%, 06/01/2030 (A)		280	300
4.875%, 02/13/2028		790	840
4.500%, 05/03/2026 (A)		970	1,019
4.375%, 06/05/2027 (A)		1,290	1,335
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		860	870
Honduras Government International Bond
7.500%, 03/15/2024		660	734
Indonesia Government International Bond
5.250%, 01/17/2042		2,700	3,248
4.750%, 01/08/2026		1,410	1,566
3.500%, 01/11/2028		1,180	1,232
Indonesia Treasury Bond
7.000%, 05/15/2027	IDR	118,996,000	8,538
Ivory Coast Government International Bond
6.625%, 03/22/2048		420	474
5.250%, 03/22/2030		390	445
Jamaica Government International Bond
7.875%, 07/28/2045		470	634
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		1,300	1,493
Kenya Government International Bond
8.250%, 02/28/2048 (A)		260	278
8.000%, 05/22/2032 (A)		910	990
7.000%, 05/22/2027 (A)		1,540	1,639
Kuwait International Government Bond
3.500%, 03/20/2027 (A)		1,160	1,247
Lebanon Government International Bond
7.050%, 11/02/2035		110	49
6.850%, 03/23/2027		80	36

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.850%, 05/25/2029	$221	$97
6.750%, 11/29/2027	140	62
6.650%, 11/03/2028	40	18
6.650%, 02/26/2030	602	268
6.600%, 11/27/2026	30	13
6.200%, 02/26/2025	80	35
Mexican Bonos
8.500%, 05/31/2029	9,520	561
6.500%, 06/09/2022	5,740	302
Mexico Government International Bond
4.750%, 03/08/2044	440	486
3.600%, 01/30/2025	1,200	1,255
Mongolia Government International Bond
5.625%, 05/01/2023	200	206
Morocco Government International Bond
1.500%, 11/27/2031 (A)	290	325
Nigeria Government International Bond
8.747%, 01/21/2031	1,720	1,897
7.696%, 02/23/2038 (A)	690	691
Oman Government International Bond
6.750%, 01/17/2048 (A)	360	362
5.625%, 01/17/2028 (A)	960	992
5.375%, 03/08/2027	430	443
Pakistan Government International Bond
8.250%, 09/30/2025	370	414
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)	290	307
Paraguay Government International Bond
6.100%, 08/11/2044	700	858
5.600%, 03/13/2048 (A)	560	656
5.400%, 03/30/2050 (A)	320	369
5.000%, 04/15/2026 (A)	440	486
4.700%, 03/27/2027 (A)	570	627
4.625%, 01/25/2023	550	581
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)	530	579
4.450%, 02/20/2029 (A)	330	364
Provincia de Buenos Aires
10.875%, 01/26/2021	200	138
9.950%, 06/09/2021 (A)	3,100	1,487
9.125%, 03/16/2024 (A)	550	241
7.875%, 06/15/2027 (A)	400	170
6.500%, 02/15/2023 (A)	2,240	930
Provincia de Cordoba
7.450%, 09/01/2024 (A)	520	372
Qatar Government International Bond
5.103%, 04/23/2048 (A)	1,890	2,427
4.817%, 03/14/2049 (A)	1,130	1,398
4.500%, 04/23/2028	200	229
4.000%, 03/14/2029 (A)	670	748

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Romanian Government International Bond
5.125%, 06/15/2048 (A)	$200	$230
4.625%, 04/03/2049 (A)	150	208
2.875%, 05/26/2028	650	822
2.124%, 07/16/2031 (A)	250	287
2.000%, 12/08/2026 (A)	590	709
Russian Federal Bond - OFZ
7.050%, 01/19/2028	511,430	8,693
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047	200	250
5.100%, 03/28/2035 (A)	200	239
4.750%, 05/27/2026	3,600	4,016
4.375%, 03/21/2029 (A)	800	889
Samarco Mineracao
4.125%, 11/01/2022 (D)	200	131
Senegal Government International Bond
6.250%, 05/23/2033 (A)	1,070	1,124
4.750%, 03/13/2028 (A)	740	875
Serbia International Bond
1.500%, 06/26/2029 (A)	500	571
South Africa Government International Bond
5.875%, 09/16/2025	450	495
5.650%, 09/27/2047	950	924
4.850%, 09/27/2027	890	921
4.300%, 10/12/2028	200	196
Sri Lanka Government International Bond
7.550%, 03/28/2030 (A)	910	901
6.850%, 03/14/2024 (A)	920	931
6.850%, 11/03/2025	790	790
6.825%, 07/18/2026 (A)	250	247
6.750%, 04/18/2028 (A)	660	632
6.350%, 06/28/2024 (A)	380	378
6.200%, 05/11/2027 (A)	380	356
6.125%, 06/03/2025	200	194
5.875%, 07/25/2022	470	470
5.750%, 01/18/2022 (A)	200	201
5.750%, 04/18/2023 (A)	1,240	1,224
Sunny Express Enterprises
3.350%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+4.762%, 04/23/2168	200	201
Suriname Government International Bond
9.250%, 10/26/2026 (A)	340	267
Turkey Government International Bond
7.625%, 04/26/2029	560	618
7.375%, 02/05/2025	30	33
6.875%, 03/17/2036	60	62
6.000%, 01/14/2041	1,980	1,842
5.750%, 05/11/2047	500	443
5.200%, 02/16/2026	260	316
4.250%, 04/14/2026	530	494

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Ukraine Government International Bond
9.750%, 11/01/2028 (A)	$640	$778
7.750%, 09/01/2022	550	592
7.750%, 09/01/2023	1,010	1,097
7.750%, 09/01/2024	760	829
7.750%, 09/01/2027	250	274
7.375%, 09/25/2032 (A)	200	213
0.000%, 05/31/2040 (G)	1,772	1,694
Uruguay Government International Bond
4.375%, 10/27/2027	600	663
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024 (A)	340	361
Zambia Government International Bond
5.375%, 09/20/2022	760	516

Total Sovereign Debt (Cost $139,751) ($ Thousands)		142,135

	Shares

COMMON STOCK – 11.8%

Communication Services – 1.2%
Activision Blizzard Inc	3,386	201
Alphabet Inc, Cl A *	1,329	1,780
Alphabet Inc, Cl C *	1,328	1,776
AT&T Inc	32,443	1,268
CenturyLink Inc	4,030	53
Charter Communications Inc, Cl A *	711	345
Comcast Corp, Cl A	20,159	906
Discovery Inc, Cl A *	684	22
Discovery Inc, Cl C *	1,539	47
DISH Network Corp, Cl A *	1,018	36
Electronic Arts Inc *	1,303	140
Facebook Inc, Cl A *	10,668	2,190
Fox Corp	2,366	87
Interpublic Group of Cos Inc/The	1,552	36
Live Nation Entertainment Inc *	626	45
Netflix Inc *	1,949	631
News Corp, Cl A	1,532	22
News Corp, Cl B	450	6
Omnicom Group Inc	997	81
Take-Two Interactive Software Inc, Cl A *	492	60
T-Mobile US Inc *	1,400	110
Twitter Inc *	3,280	105
Verizon Communications Inc	18,369	1,128
ViacomCBS, Cl B	2,357	99
Walt Disney Co/The	7,998	1,157

		12,331

Consumer Discretionary – 1.1%
Advance Auto Parts Inc	313	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amazon.com Inc, Cl A *	1,851	$3,420
Aptiv PLC	1,135	108
AutoZone Inc *	108	129
Best Buy Co Inc	1,060	93
Booking Holdings Inc *	187	384
BorgWarner Inc	797	35
Capri Holdings Ltd *	608	23
CarMax Inc *	740	65
Carnival Corp	1,747	89
Cengage Learning Holdings II Inc *	5,114	61
Chipotle Mexican Grill Inc, Cl A *	110	92
Darden Restaurants Inc	545	59
Dollar General Corp	1,134	177
Dollar Tree Inc *	1,047	98
DR Horton Inc	1,500	79
eBay Inc	3,387	122
Expedia Group Inc	593	64
Ford Motor Co	17,302	161
Gap Inc/The	932	16
Garmin Ltd	664	65
General Motors Co	5,536	203
Genuine Parts Co	649	69
H&R Block Inc	821	19
Hanesbrands Inc	1,495	22
Harley-Davidson Inc, Cl A	659	25
Hasbro Inc	564	60
Hilton Worldwide Holdings Inc	1,316	146
Home Depot Inc/The	4,864	1,062
Kohl’s Corp	759	39
L Brands Inc	995	18
Las Vegas Sands Corp	1,554	107
Leggett & Platt Inc	534	27
Lennar Corp, Cl A	1,262	70
LKQ Corp *	1,349	48
Lowe’s Cos Inc	3,377	404
Macy’s Inc	1,471	25
Marriott International Inc/MD, Cl A	1,206	183
McDonald’s Corp	3,380	668
MGM Resorts International	2,321	77
Mohawk Industries Inc *	261	36
Newell Brands Inc, Cl B	1,757	34
NIKE Inc, Cl B	5,579	565
Nordstrom Inc	454	19
Norwegian Cruise Line Holdings Ltd *	900	53
NVR Inc *	15	57
O’Reilly Automotive Inc *	349	153
PulteGroup Inc	1,166	45
PVH Corp	313	33
Ralph Lauren Corp, Cl A	219	26
Ross Stores Inc	1,608	187
Royal Caribbean Cruises Ltd	735	98

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starbucks Corp	5,340	$470
Tapestry Inc	1,201	32
Target Corp, Cl A	2,245	288
Tiffany & Co	459	61
TJX Cos Inc/The	5,300	324
Tractor Supply Co	511	48
Ulta Beauty Inc *	241	61
Under Armour Inc, Cl A *	727	16
Under Armour Inc, Cl C *	920	17
VF Corp	1,444	144
Whirlpool Corp	271	40
Wynn Resorts Ltd	423	59
Yum! Brands Inc	1,345	136

		11,664

Consumer Staples – 0.9%
Altria Group Inc	8,180	408
Archer-Daniels-Midland Co	2,467	114
Brown-Forman Corp, Cl B	747	50
Campbell Soup Co	807	40
Church & Dwight Co Inc	1,095	77
Clorox Co/The	580	89
Coca-Cola Co/The	16,998	941
Colgate-Palmolive Co	3,769	259
Conagra Brands Inc	2,134	73
Constellation Brands Inc, Cl A	739	140
Costco Wholesale Corp	1,959	576
Coty Inc, Cl A	1,002	11
Estee Lauder Cos Inc/The, Cl A	976	202
General Mills Inc	2,678	143
Hershey Co/The	692	102
Hormel Foods Corp	1,192	54
JM Smucker Co/The	524	55
Kellogg Co	1,147	79
Kimberly-Clark Corp	1,496	206
Kraft Heinz Co/The	2,793	90
Kroger Co/The	3,564	103
Lamb Weston Holdings Inc	600	52
McCormick & Co Inc/MD	548	93
Molson Coors Brewing Co, Cl B	772	42
Mondelez International Inc, Cl A	6,316	348
Monster Beverage Corp *	1,765	112
PepsiCo Inc	6,179	844
Philip Morris International Inc	6,930	590
Procter & Gamble Co/The	11,109	1,388
Sysco Corp, Cl A	2,324	199
Tyson Foods Inc, Cl A	1,304	119
Walgreens Boots Alliance Inc	3,423	202
Walmart Inc	6,289	747

		8,548

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 0.5%
Apache Corp	1,761	$45
Baker Hughes a GE Co, Cl A	2,960	76
Cabot Oil & Gas Corp	1,880	33
Chevron Corp	8,434	1,016
Cimarex Energy Co	475	25
Concho Resources Inc	903	79
ConocoPhillips	4,885	318
Devon Energy Corp	1,630	42
Diamondback Energy Inc, Cl A	700	65
EOG Resources Inc	2,521	211
Exxon Mobil Corp	18,783	1,311
Halliburton Co	3,947	97
Helmerich & Payne Inc	451	21
Hess Corp	1,133	76
HollyFrontier Corp	665	34
Kinder Morgan Inc/DE	8,429	178
Marathon Oil Corp	3,620	49
Marathon Petroleum Corp	2,907	175
National Oilwell Varco Inc, Cl A	1,759	44
Noble Energy Inc	2,020	50
Occidental Petroleum Corp	3,950	163
ONEOK Inc	1,826	138
Phillips 66	1,975	220
Pioneer Natural Resources Co	752	114
Schlumberger Ltd, Cl A	6,027	242
TechnipFMC PLC	1,998	43
Titan Energy LLC *	12,743	–
Valero Energy Corp	1,800	169
Williams Cos Inc/The	5,368	127

		5,161

Financials – 1.5%
Aflac Inc	3,250	172
Allstate Corp/The	1,453	163
American Express Co	2,979	371
American International Group Inc	3,775	194
Ameriprise Financial Inc	601	100
Aon PLC	1,042	217
Arthur J Gallagher & Co	815	78
Aspect *(B)(C)	57	–
Assurant Inc	273	36
Bank of America Corp	35,973	1,267
Bank of New York Mellon Corp/The	3,801	191
Berkshire Hathaway Inc, Cl B *	8,697	1,970
BlackRock Inc	517	260
Capital One Financial Corp	2,117	218
Cboe Global Markets Inc	463	56
Charles Schwab Corp/The	5,125	244
Chubb Ltd	1,998	311
Cincinnati Financial Corp	667	70

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citigroup Inc	9,701	$775
Citizens Financial Group Inc	2,010	82
CME Group Inc	1,569	315
Comerica Inc	700	50
Discover Financial Services	1,465	124
E*TRADE Financial Corp	1,080	49
Everest Re Group Ltd	166	46
Fifth Third Bancorp	3,239	100
First Republic Bank/CA	700	82
Franklin Resources Inc	1,278	33
Globe Life Inc	429	45
Goldman Sachs Group Inc/The	1,423	327
Hartford Financial Services Group Inc/The	1,603	97
Huntington Bancshares Inc/OH	4,636	70
Intercontinental Exchange Inc	2,466	228
Invesco Ltd	1,887	34
JPMorgan Chase & Co	13,937	1,943
KeyCorp	4,537	92
Lincoln National Corp	899	53
Loews Corp	1,207	63
M&T Bank Corp	613	104
MarketAxess Holdings Inc	180	68
Marsh & McLennan Cos Inc	2,274	253
MetLife Inc	3,609	184
Moody’s Corp	718	170
Morgan Stanley	5,528	283
MSCI Inc, Cl A	375	97
Nasdaq Inc, Cl A	500	54
Northern Trust Corp	996	106
People’s United Financial Inc	1,719	29
PNC Financial Services Group Inc/The	1,959	313
Principal Financial Group Inc, Cl A	1,242	68
Progressive Corp/The	2,536	184
Prudential Financial Inc	1,774	166
Raymond James Financial Inc	535	48
Regions Financial Corp	4,531	78
S&P Global Inc	1,081	295
State Street Corp	1,648	130
SVB Financial Group, Cl B *	224	56
Synchrony Financial	2,590	93
T Rowe Price Group Inc	1,042	127
Travelers Cos Inc/The	1,140	156
Truist Financial	5,850	330
Unum Group	910	27
US Bancorp	6,282	372
Wells Fargo & Co	17,102	920
Willis Towers Watson PLC	574	116
WR Berkley Corp	600	41
Zions Bancorp NA	884	46

		15,440

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care – 1.7%
Abbott Laboratories	7,866	$683
AbbVie Inc	6,585	583
ABIOMED Inc *	200	34
Agilent Technologies Inc	1,413	121
Alexion Pharmaceuticals Inc *	993	107
Align Technology Inc *	311	87
Allergan PLC	1,444	276
AmerisourceBergen Corp, Cl A	686	58
Amgen Inc, Cl A	2,670	644
Anthem Inc	1,124	339
Baxter International Inc	2,310	193
Becton Dickinson and Co	1,184	322
Biogen Inc *	807	239
Boston Scientific Corp *	6,248	283
Bristol-Myers Squibb Co	10,440	670
Cardinal Health Inc	1,321	67
Centene Corp *	1,806	114
Cerner Corp	1,455	107
Cigna Corp	1,659	339
Cooper Cos Inc/The, Cl A	204	66
Covetrus Inc *	1	–
CVS Health Corp	5,693	423
Danaher Corp, Cl A	2,793	429
DaVita Inc *	525	39
DENTSPLY SIRONA Inc	969	55
Edwards Lifesciences Corp, Cl A *	916	214
Eli Lilly & Co	3,733	491
Gilead Sciences Inc	5,544	360
HCA Healthcare Inc	1,174	173
Henry Schein Inc *	634	42
Hologic Inc *	1,116	58
Humana Inc *	598	219
IDEXX Laboratories Inc *	382	100
Illumina Inc *	648	215
Incyte Corp *	814	71
Intuitive Surgical Inc *	506	299
IQVIA Holdings Inc *	773	119
Johnson & Johnson	11,710	1,708
Laboratory Corp of America Holdings *	438	74
McKesson Corp	842	116
Medtronic PLC	5,971	677
Merck & Co Inc	11,375	1,035
Mettler-Toledo International Inc *	111	88
Mylan NV *	2,195	44
PerkinElmer Inc	524	51
Perrigo Co PLC	599	31
Pfizer Inc	24,426	957
Quest Diagnostics Inc	623	67
Regeneron Pharmaceuticals Inc *	348	131

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ResMed Inc	633	$98
STERIS PLC	377	57
Stryker Corp	1,412	296
Teleflex Inc	200	75
Thermo Fisher Scientific Inc	1,784	580
UnitedHealth Group Inc	4,208	1,237
Universal Health Services Inc, Cl B	355	51
Varian Medical Systems Inc *	372	53
Vertex Pharmaceuticals Inc *	1,154	253
Waters Corp *	319	75
WellCare Health Plans Inc *	219	72
Zimmer Biomet Holdings Inc	908	136
Zoetis Inc, Cl A	2,097	278

		16,879

Industrials – 1.1%
3M Co	2,567	453
Alaska Air Group Inc	494	33
Allegion PLC	415	52
American Airlines Group Inc	1,751	50
AMETEK Inc	1,012	101
AO Smith Corp	649	31
Arconic Inc	1,864	57
Boeing Co/The	2,362	769
Caterpillar Inc, Cl A	2,473	365
CH Robinson Worldwide Inc	578	45
Cintas Corp	381	103
Copart Inc *	900	82
CSX Corp	3,514	254
Cummins Inc	704	126
Deere & Co	1,385	240
Delta Air Lines Inc, Cl A	2,623	153
Dover Corp	613	71
Eaton Corp PLC	1,853	175
Emerson Electric Co	2,659	203
Equifax Inc	533	75
Expeditors International of Washington Inc	721	56
Fastenal Co, Cl A	2,596	96
FedEx Corp	1,040	157
Flowserve Corp	514	26
Fortive Corp	1,310	100
Fortune Brands Home & Security Inc	568	37
General Dynamics Corp	1,031	182
General Electric Co	38,230	427
Honeywell International Inc	3,205	567
Huntington Ingalls Industries Inc, Cl A	177	44
IDEX Corp	368	63
IHS Markit Ltd	1,787	135
Illinois Tool Works Inc	1,297	233
Ingersoll-Rand PLC	1,067	142
Jacobs Engineering Group Inc	623	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JB Hunt Transport Services Inc	373	$44
Johnson Controls International PLC	3,514	143
Kansas City Southern	457	70
L3Harris Technologies Inc	1,006	199
Lockheed Martin Corp	1,109	432
Masco Corp	1,287	62
Nielsen Holdings PLC	1,634	33
Norfolk Southern Corp	1,160	225
Northrop Grumman Corp	693	238
Old Dominion Freight Line Inc, Cl A	300	57
PACCAR Inc	1,512	120
Parker-Hannifin Corp, Cl A	572	118
Pentair PLC	658	30
Quanta Services Inc	570	23
Raytheon Co	1,224	269
Republic Services Inc	961	86
Robert Half International Inc	536	34
Rockwell Automation Inc	539	109
Rollins Inc	630	21
Roper Technologies Inc	461	163
Snap-on Inc	234	40
Southwest Airlines Co, Cl A	2,140	116
Stanley Black & Decker Inc	674	112
Textron Inc	1,087	48
TransDigm Group Inc	216	121
Union Pacific Corp	3,139	568
United Airlines Holdings Inc *	980	86
United Parcel Service Inc, Cl B	3,057	358
United Rentals Inc *	344	57
United Technologies Corp	3,615	541
Verisk Analytics Inc, Cl A	725	108
Wabtec Corp	773	60
Waste Management Inc	1,692	193
WW Grainger Inc	201	68
Xylem Inc/NY	838	66

		10,777

Information Technology – 2.8%
Accenture PLC, Cl A	2,838	598
Adobe Inc *	2,160	712
Advanced Micro Devices Inc *	4,908	225
Akamai Technologies Inc *	751	65
Alliance Data Systems Corp	193	22
Amphenol Corp, Cl A	1,315	142
Analog Devices Inc	1,594	189
ANSYS Inc *	354	91
Apple Inc	18,559	5,450
Applied Materials Inc	4,068	248
Arista Networks Inc *	232	47
Autodesk Inc, Cl A *	969	178
Automatic Data Processing Inc	1,902	324

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Broadcom Inc	1,773	$560
Broadridge Financial Solutions Inc	466	58
Cadence Design Systems Inc *	1,180	82
CDW Corp/DE	614	88
Cisco Systems Inc	18,759	900
Citrix Systems Inc	550	61
Cognizant Technology Solutions Corp, Cl A	2,499	155
Corning Inc, Cl B	3,460	101
DXC Technology Co	1,199	45
F5 Networks Inc, Cl A *	278	39
Fidelity National Information Services Inc, Cl B	2,686	374
Fiserv Inc, Cl A *	2,507	290
FleetCor Technologies Inc *	383	110
FLIR Systems Inc	564	29
Fortinet Inc *	600	64
Gartner Inc *	416	64
Global Payments Inc	1,321	241
Hewlett Packard Enterprise Co	5,999	95
HP Inc	6,792	140
Intel Corp	19,329	1,157
International Business Machines Corp	3,948	529
Intuit Inc	1,140	299
IPG Photonics Corp *	143	21
Jack Henry & Associates Inc	335	49
Juniper Networks Inc	1,505	37
Keysight Technologies Inc *	800	82
KLA Corp	711	127
Lam Research Corp	653	191
Leidos Holdings Inc	600	59
Mastercard Inc, Cl A	3,965	1,184
Maxim Integrated Products Inc	1,200	74
Microchip Technology Inc	1,069	112
Micron Technology Inc *	4,860	261
Microsoft Corp	33,899	5,346
Motorola Solutions Inc	733	118
NetApp Inc	1,101	68
NortonLifeLock	2,488	63
NVIDIA Corp	2,712	638
Oracle Corp, Cl B	9,809	520
Paychex Inc	1,415	120
PayPal Holdings Inc *	5,242	567
Qlik *(C)	3,600	–
Qlik, Cl A *(C)	56	57
Qlik, Cl B *(C)	13,812	–
Qorvo Inc *	515	60
QUALCOMM Inc	5,016	443
salesforce.com Inc *	3,904	635
Seagate Technology PLC	1,080	64
ServiceNow Inc *	843	238
Skyworks Solutions Inc	770	93

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synopsys Inc *	667	$93
TE Connectivity Ltd	1,484	142
Texas Instruments Inc	4,162	534
VeriSign Inc *	472	91
Visa Inc, Cl A	7,607	1,429
Western Digital Corp	1,380	88
Western Union Co/The	1,834	49
Xerox Holdings Corp	827	30
Xilinx Inc	1,119	109
Zebra Technologies Corp, Cl A *	240	61

		27,625

Materials – 0.3%
Air Products & Chemicals Inc	990	233
Albemarle Corp	448	33
Amcor PLC	7,702	83
Avery Dennison Corp	356	47
Ball Corp	1,471	95
Celanese Corp, Cl A	588	72
CF Industries Holdings Inc	935	45
Corteva Inc	3,303	98
Dow Inc	3,249	178
DuPont de Nemours Inc	3,284	211
Eastman Chemical Co	653	52
Ecolab Inc	1,101	212
FMC Corp	544	54
Freeport-McMoRan Inc, Cl B	6,259	82
International Flavors & Fragrances Inc	445	57
International Paper Co	1,792	82
Linde PLC	2,410	513
LyondellBasell Industries NV, Cl A	1,174	111
Martin Marietta Materials Inc, Cl A	274	77
Mosaic Co/The	1,663	36
Newmont Goldcorp Corp	3,623	157
Nucor Corp	1,435	81
Packaging Corp of America	383	43
PPG Industries Inc	1,044	139
Sealed Air Corp	652	26
Sherwin-Williams Co/The, Cl A	362	211
Vulcan Materials Co	596	86
Westrock Co	1,156	50

		3,164

Real Estate – 0.3%
Alexandria Real Estate Equities Inc ‡	504	81
American Tower Corp, Cl A ‡	1,976	454
Apartment Investment & Management Co, Cl A ‡	659	34
AvalonBay Communities Inc ‡	606	127
Boston Properties Inc ‡	610	84
CBRE Group Inc, Cl A *‡	1,550	95

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crown Castle International Corp ‡	1,827	$260
Digital Realty Trust Inc, Cl A ‡	923	110
Duke Realty Corp ‡	1,699	59
Equinix Inc ‡	374	218
Equity Residential ‡	1,530	124
Essex Property Trust Inc ‡	294	88
Extra Space Storage Inc ‡	559	59
Federal Realty Investment Trust ‡	325	42
Healthpeak Properties ‡	2,116	73
Host Hotels & Resorts Inc ‡	3,427	64
Iron Mountain Inc ‡	1,253	40
Kimco Realty Corp ‡	1,773	37
Mid-America Apartment Communities Inc ‡	499	66
Prologis Inc ‡	2,741	244
Public Storage ‡	665	142
Realty Income Corp ‡	1,409	104
Regency Centers Corp ‡	713	45
SBA Communications Corp, Cl A ‡	501	121
Simon Property Group Inc ‡	1,344	200
SL Green Realty Corp ‡	353	32
UDR Inc ‡	1,209	56
Ventas Inc ‡	1,615	93
Vornado Realty Trust ‡	717	48
Welltower Inc ‡	1,793	147
Weyerhaeuser Co ‡	3,303	100

		3,447

Utilities – 0.4%
AES Corp/VA	2,901	58
Alliant Energy Corp	1,029	56
Ameren Corp	1,093	84
American Electric Power Co Inc	2,140	202
American Water Works Co Inc	815	100
Atmos Energy Corp	500	56
CenterPoint Energy Inc	2,203	60
CMS Energy Corp	1,278	80
Consolidated Edison Inc	1,511	137
Dominion Energy Inc	3,616	299
DTE Energy Co	814	106
Duke Energy Corp	3,195	291
Edison International	1,586	120
Entergy Corp	910	109
Evergy Inc	984	64
Eversource Energy	1,437	122
Exelon Corp	4,214	192
FirstEnergy Corp	2,292	111
NextEra Energy Inc	2,179	528
NiSource Inc	1,591	44
NRG Energy Inc	1,209	48
Pinnacle West Capital Corp	451	41
PPL Corp	3,145	113

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Public Service Enterprise Group Inc	2,234	$132
Sempra Energy	1,213	184
Southern Co/The	4,678	298
WEC Energy Group Inc	1,395	129
Xcel Energy Inc	2,326	148

		3,912

Total Common Stock (Cost $74,900) ($ Thousands)		118,948

	Face Amount (Thousands)

LOAN PARTICIPATIONS – 9.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
3.549%, VAR LIBOR+1.750%, 11/14/2026	$864	865
Academy, LTD., Initial Term Loan, 1st Lien
5.694%, VAR LIBOR+4.000%, 07/01/2022	228	186
5.691%, VAR LIBOR+4.000%, 07/01/2022	436	357
Adient US LLC, Initial Term Loan, 1st Lien
6.195%, VAR LIBOR+4.250%, 05/06/2024	708	711
6.144%, VAR LIBOR+4.250%, 05/06/2024	238	239
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
5.952%, VAR LIBOR+4.250%, 03/14/2025	943	912
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.035%, VAR LIBOR+3.250%, 04/28/2022 (H)	786	768
Albany Molecular Research, Inc., Initial Term Loan, 1st Lien
5.049%, 08/30/2024	737	732
Albertson’s LLC, 2019 Term B-8 Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 08/17/2026	428	431
Albertson’s LLC, 2019-1 Term B-7 Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 11/17/2025	387	390
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien 6.049%, VAR LIBOR+4.250%, 07/10/2026	1,180	1,186

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Alterra Mountain Company, Initial Bluebird
Term Loan, 1st Lien 4.549%, VAR LIBOR+2.750%, 07/31/2024	$561	$565
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
4.800%, 04/22/2026	1,523	1,534
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
4.190%, VAR LIBOR+2.250%, 04/06/2024	87	87
4.050%, VAR LIBOR+2.250%, 04/06/2024	350	350
American Renal Holdings Inc., Term B Loan, 1st Lien
6.799%, VAR LIBOR+5.000%, 06/21/2024	929	879
APi Group, Term B Loan, 1st Lien
2.500%, 09/25/2026	840	846
Applovin Corporation, Initial Term Loan, 1st Lien
5.299%, VAR LIBOR+3.500%, 08/15/2025	506	509
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
4.799%, VAR LIBOR+3.000%, 08/04/2022	586	589
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
4.799%, VAR LIBOR+3.000%, 11/03/2024	734	738
athenahealth, Inc., Term B Loan, 1st Lien
6.539%, VAR LIBOR+4.500%, 02/11/2026	–	–
6.401%, VAR LIBOR+4.500%, 02/11/2026	936	939
Atkins Nutritionals Inc., 2019 Incremental Term Loan, 1st Lien
5.734%, VAR LIBOR+3.750%, 07/07/2024	220	221
Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 1st Lien
3.515%, VAR LIBOR+1.750%, 01/15/2025	1,265	1,272
Bass Pro Group, Term Loan B
6.799%, VAR LIBOR+5.000%, 09/25/2024	559	557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
4.740%, VAR LIBOR+3.000%, 06/02/2025	$174	$175
Berry Plastics, Term Loan, 1st Lien
3.715%, 10/01/2022	826	829
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
5.408%, 09/30/2024	1,891	1,898
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
3.853%, VAR LIBOR+2.500%, 09/15/2023	333	335
Brookfield Property REIT Inc., Initial Term B Loan, 1st Lien
4.299%, 08/27/2025 (H)	940	934
Brookfield WEC Holdings Inc., Initial Term Loan, 1st Lien
5.299%, VAR LIBOR+3.500%, 08/01/2025	1,218	1,225
BWay Holding Company , Initial Term Loan, 1st Lien
5.234%, VAR LIBOR+3.250%, 04/03/2024	940	936
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 12/23/2024	1,477	1,479
CEOC, LLC, Term B Loan, 1st Lien
3.799%, VAR LIBOR+2.000%, 10/07/2024	870	874
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.299%, VAR LIBOR+2.500%, 03/01/2024	1,613	1,618
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
3.550%, VAR LIBOR+1.750%, 02/01/2027	640	644
Charter NEX US, Inc., Initial Term Loan, 1st Lien
4.799%, VAR LIBOR+3.250%, 05/16/2024	940	936
Chesapeake Energy Corporation, Class A Term Loan, 1st Lien
9.928%, VAR LIBOR+8.000%, 06/09/2024	820	843

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CityCenter Holdings, LLC , Term B Loan, 1st Lien
4.049%, VAR LIBOR+2.250%, 04/18/2024	$749	$751
Commscope, Inc., Initial Term Loan, 1st Lien
5.049%, VAR LIBOR+3.250%, 04/06/2026	1,484	1,492
Consolidated Communications, Term Loan B
4.800%, 10/05/2023	940	888
CoreCivic, Inc., Term Loan, 1st Lien
6.250%, 12/12/2024	380	364
CPG International LLC (fka CPG International Inc.) , New Term Loan, 1st Lien
5.933%, VAR LIBOR+3.750%, 05/05/2024 (B)	643	643
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
6.535%, VAR LIBOR+4.750%, 06/26/2026	1,020	994
Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien
4.049%, VAR LIBOR+2.250%, 02/28/2025	1,266	1,265
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
3.990%, VAR LIBOR+2.250%, 07/17/2025	496	497
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
4.240%, VAR LIBOR+2.500%, 04/15/2027	448	449
DCert Buyer, Inc., Initial Term Loan, 1st Lien
5.799%, VAR LIBOR+4.000%, 08/07/2026 (H)	1,840	1,844
Edelman Financial Center, LLC, The (fka Flight Debt Merger Sub Inc.), Initial Term Loan, 1st Lien
5.035%, VAR LIBOR+3.250%, 07/21/2025	239	240
Entercom Media Corp., Term B-2 Loan, 1st Lien
4.305%, VAR LIBOR+2.500%, 11/24/2024	450	452
Equinox Holdings, Term Loan, 1st Lien
4.799%, 03/08/2024 (H)	390	391
First Eagle Holdings, Inc. (fka Arnhold and S. Bleichroeder Holdings, Inc.), Refinancing Term Loan
4.695%, 12/02/2024	60	60

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Focus Financial Partners, LLC, Tranche B-2 Term Loan, 1st Lien
4.299%, 07/03/2024 (H)	$828	$833
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
3.799%, 11/30/2023	926	932
Garda World Security Corporation, Initial Term Loan, 1st Lien
6.660%, VAR LIBOR+4.750%, 10/23/2026	1,730	1,740
Genesee and Wyoming, Inc., Initial Term Loan, 1st Lien
3.906%, 11/06/2026 (H)	660	666
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
6.313%, VAR LIBOR+4.500%, 02/19/2026	569	570
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
4.799%, 05/30/2025	789	789
Global TeleLink, Term Loan, 1st Lien
6.049%, 11/29/2025	588	532
GlobalTranz Enterprises, Inc., Initial Term Loan, 1st Lien
6.785%, 05/15/2026	531	483
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.716%, VAR LIBOR+2.750%, 10/04/2023	112	112
4.677%, VAR LIBOR+2.750%, 10/04/2023	698	700
Golden Nugget, Inc., Term Loan B, 1st Lien
4.549%, 10/04/2023	1	1
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
3.740%, VAR LIBOR+2.000%, 11/08/2027	470	474
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
3.542%, 06/22/2026	860	865
Hornblower Inc, Term Loan, 1st Lien
6.445%, 03/28/2025	400	400
Hoya Midco, LLC, Initial Term Loan, 1st Lien
5.299%, VAR LIBOR+3.500%, 06/30/2024	939	934
Hub International Limited, Initial Term Loan, 1st Lien
4.940%, VAR LIBOR+2.750%, 04/25/2025	499	498

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
5.691%, VAR LIBOR+4.000%, 05/01/2026 (D)	$586	$590
Immucor, Inc., Term B-3 Loan, 1st Lien
6.945%, VAR LIBOR+5.000%, 06/15/2021	710	707
Ineos Enterprises Holdings Term Loan B
5.914%, VAR LIBOR+4.000%, 07/29/2026	850	852
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.682%, VAR LIBOR+3.750%, 11/27/2023	267	267
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
4.299%, VAR LIBOR+2.500%, 08/18/2022	935	940
Jane Street Group, LLC, Dollar Term Loan (2018), 1st Lien
4.799%, VAR LIBOR+3.000%, 08/25/2022	760	758
Level 3 Financing, Inc., Tem Loan, 1st Lien
3.549%, 03/01/2027	358	359
Lineage Logistics LLC Term Loan, 2nd Lien
4.702%, 02/27/2025	394	393
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
4.049%, 03/24/2025	171	171
McAfee, LLC, Term B USD Loan
5.555%, 09/30/2024	859	863
McGraw-Hill Global Education Holdings LLC, Term Loan, 1st Lien
11.000%, 04/20/2022 (C)	300	280
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.799%, VAR LIBOR+4.000%, 05/04/2022	496	473
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.292%, VAR LIBOR+2.500%, 01/30/2023	250	241
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1st Lien
4.305%, VAR LIBOR+2.500%, 01/30/2023	1,114	1,076
Misys Limited, Dollar Term Loan, 1st Lien
5.696%, VAR LIBOR+3.500%, 06/13/2024	804	797

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mitchell International, Inc., Initial Term Loan, 1st Lien
5.049%, 11/29/2024	$990	$980
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.799%, VAR LIBOR+4.000%, 10/13/2023	590	568
Momentive Performance Materials Inc., Initial Dollar Term Loan, 1st Lien
5.050%, 05/15/2024	657	652
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.695%, VAR LIBOR+2.750%, 06/07/2023	822	809
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.240%, VAR LIBOR+3.500%, 11/06/2024	540	538
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 06/19/2026	870	874
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
4.960%, VAR LIBOR+3.250%, 10/01/2025	1,547	1,546
Option Care Health, Inc., Term B Loan, 1st Lien
6.299%, VAR LIBOR+4.500%, 08/06/2026	940	935
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
5.305%, VAR LIBOR+3.500%, 04/30/2026	1,119	1,121
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
4.300%, 08/19/2022	530	491
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.177%, VAR LIBOR+3.250%, 01/26/2023	738	626
PetSmart, Inc., Amended Loan, 1st Lien
5.740%, VAR LIBOR+4.000%, 03/11/2022	729	720
Phoenix Guarantor Inc., Initial Term Loan, 1st Lien
6.210%, VAR LIBOR+4.500%, 03/05/2026	718	721
Playtika Holding Corp., Term B Loan, 1st Lien
7.799%, VAR LIBOR+6.000%, 12/03/2024	1,200	1,211

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ply Gem Midco, Inc., Initial Term Loan, 1st Lien
5.486%, VAR LIBOR+3.750%, 04/12/2025	$1,731	$1,725
Post Holdings, Inc., Series A Incremental Term Loan, 1st Lien
6.000%, VAR LIBOR+2.000%, 05/24/2024	–	–
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.944%, 09/23/2026	1,418	1,421
Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan, 1st Lien
6.240%, 04/26/2024	240	241
Radnet Management, Inc., Term B-1 Loan, 1st Lien
8.000%, VAR LIBOR+3.500%, 06/30/2023	7	7
5.510%, VAR LIBOR+3.500%, 06/30/2023 (H)	910	914
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
6.202%, 11/16/2025	1,347	1,356
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 02/05/2023	1,025	1,027
Robertshaw US Holding Corp. (fka Fox US Bidco Corp.) , Initial Term Loan, 1st Lien
5.063%, 02/28/2025	742	671
RPI Finance Trust, Initial Term Loan B-6
3.799%, VAR LIBOR+2.000%, 03/27/2023	210	212
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.862%, VAR LIBOR+2.750%, 08/14/2024	2	2
4.549%, VAR LIBOR+2.750%, 08/14/2024	169	169
4.452%, VAR LIBOR+2.750%, 08/14/2024	696	698
Securus Technologies Holdings, Inc. (fka Securus Technologies, Inc.), Initial Term Loan
6.299%, VAR LIBOR+4.500%, 11/01/2024	347	255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
5.049%, VAR LIBOR+3.250%, 12/31/2025	$870	$870
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
6.289%, VAR LIBOR+4.500%, 11/20/2026 (H)	870	872
Sprint Communications, Inc., 2019 Incremental Term Loan, 1st Lien
4.813%, VAR LIBOR+3.000%, 02/02/2024	943	938
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.313%, VAR LIBOR+2.500%, 02/02/2024	90	89
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
4.049%, VAR LIBOR+2.250%, 04/16/2025	389	392
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
4.049%, VAR LIBOR+2.250%, 04/16/2025	270	271
Stars Group Holdings B.V., USD Term Loan, 1st Lien
5.445%, VAR LIBOR+3.500%, 07/10/2025	547	551
Swissport International AG, Initial Term Loan, 1st Lien
4.750%, VAR Euribor+4.750%, 08/14/2024	1,500	1,687
Terrier Media, Initial Term Loan, 1st Lien
6.148%, 12/17/2026	980	989
TKC Holdings, Inc. Term Loan B
5.550%, VAR LIBOR+3.750%, 02/01/2023	694	640
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
6.945%, VAR LIBOR+5.000%, 05/29/2026	923	860
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
6.813%, VAR LIBOR+5.000%, 06/26/2026	1,573	1,557
UFC Holdings, LLC, Term Loan, 1st Lien
5.050%, VAR LIBOR+3.250%, 04/29/2026	798	803

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
UGI Energy Services, LLC, Initial Term Loan, 1st Lien
5.549%, VAR LIBOR+3.750%, 08/13/2026	$348	$350
Ultimate Software Group Inc., The, Initial Term Loan
5.549%, VAR LIBOR+3.750%, 05/04/2026	679	683
Uniti Group Inc., Shortfall Term Loan, 1st Lien
6.799%, VAR LIBOR+5.000%, 10/24/2022	471	462
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan, 1st Lien
4.549%, VAR LIBOR+2.750%, 03/15/2024	1,112	1,097
USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 1st Lien
4.945%, VAR LIBOR+3.000%, 05/16/2024	940	940
Verscend Holding Corp., Term B Loan, 1st Lien
6.299%, VAR LIBOR+4.500%, 08/08/2025	220	221
Vertafore, Inc., Initial Term Loan, 1st Lien
5.049%, VAR LIBOR+3.250%, 07/02/2025	941	929
VFH Parent LLC, Initial Term Loan, 1st Lien
5.197%, VAR LIBOR+3.500%, 03/01/2026 (H)	310	311
Virgin Media Bristol LLC, N Facility, 1st Lien
4.240%, VAR LIBOR+2.500%, 01/31/2028	935	940
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan (2018), 1st Lien
4.299%, 10/23/2025 (B)	350	351
Wink Holdco, Inc., Initial Term Loan, 1st Lien
4.779%, VAR LIBOR+3.000%, 12/02/2024	775	775
WMG Acquisition Corp., Tranche F Term Loan, 1st Lien
3.924%, 11/01/2023	950	954
WP City, Term Loan, 1st Lien
6.604%, 08/13/2026	850	850

Total Loan Participations
(Cost $97,884) ($ Thousands)		98,087

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES – 9.4%

Agency Mortgage-Backed Obligations – 4.8%
FHLMC CMO, Ser 2014-4320, Cl SD, IO
4.360%, VAR LIBOR USD 1 Month+6.100%, 07/15/2039	$512	$86
FHLMC CMO, Ser 2019-4936, Cl PS, IO
4.260%, VAR ICE LIBOR USD 1 Month+6.000%, 12/25/2049	400	67
FHLMC CMO, Ser 2019-4936, Cl ES, IO
4.260%, VAR ICE LIBOR USD 1 Month+6.000%, 12/25/2049	419	66
FHLMC STACR Trust, Ser 2019-DNA1, Cl M2
4.442%, VAR ICE LIBOR USD 1 Month+2.650%, 01/25/2049 (A)	270	275
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
6.592%, VAR ICE LIBOR USD 1 Month+4.800%, 05/25/2028	360	388
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
5.592%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2029	300	319
FNMA
3.500%,02/01/2047	1,123	1,172
FNMA CMO, Ser 2012-115, Cl DS, IO
4.308%, VAR LIBOR USD 1 Month+6.100%, 10/25/2042	654	113
FNMA CMO, Ser 2015-30, Cl SJ, IO
3.808%, VAR LIBOR USD 1 Month+5.600%, 05/25/2045	858	143
FNMA CMO, Ser 2015-34, Cl LS, IO
4.308%, VAR ICE LIBOR USD 1 Month+6.100%, 06/25/2045	1,298	247
FNMA CMO, Ser 2016-69, Cl BS, IO
4.308%, VAR LIBOR USD 1 Month+6.100%, 10/25/2046	1,177	185
FNMA CMO, Ser 2019-81, Cl SD, IO
4.296%, VAR ICE LIBOR USD 1 Month+6.000%, 01/25/2050	600	84
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M2
3.992%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/2030	1,275	1,297
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2C
3.942%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	2,470	2,452
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M2
3.792%, VAR ICE LIBOR USD 1 Month+2.000%, 03/25/2031	389	391

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA TBA
5.000%, 01/01/2038	$16,000	$17,105
3.000%, 01/15/2043	10,000	10,142
2.500%, 01/15/2050	4,000	3,955
GNMA CMO, Ser 2010-9, Cl XD, IO
4.860%, VAR LIBOR USD 1 Month+6.600%, 01/16/2040	2,596	494
GNMA CMO, Ser 2013-124, Cl CS, IO
4.285%, VAR LIBOR USD 1 Month+6.050%, 08/20/2043	285	47
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.835%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	811	132
GNMA CMO, Ser 2014-158, Cl SA, IO
3.860%, VAR LIBOR USD 1 Month+5.600%, 10/16/2044	383	67
GNMA CMO, Ser 2015-110, Cl MS, IO
3.945%, VAR LIBOR USD 1 Month+5.710%, 08/20/2045	443	68
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	3,827	523
GNMA CMO, Ser 2015-126, Cl IQ, IO
4.000%, 09/20/2045	39	6
GNMA CMO, Ser 2015-126, Cl IM, IO
4.000%, 09/20/2045	39	6
GNMA CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	1,580	183
GNMA CMO, Ser 2015-57, Cl AS, IO
3.835%, VAR LIBOR USD 1 Month+5.600%, 04/20/2045	3,143	447
GNMA CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	2,167	281
GNMA CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	1,159	134
GNMA CMO, Ser 2018-72, Cl IB, IO
4.000%, 04/20/2046	979	152
GNMA CMO, Ser 2019-110, Cl SD, IO
4.335%, VAR ICE LIBOR USD 1 Month+6.100%, 09/20/2049	1,887	287
GNMA CMO, Ser 2019-110, Cl SE, IO
4.335%, VAR ICE LIBOR USD 1 Month+6.100%, 09/20/2049	2,060	294
GNMA CMO, Ser 2019-128, Cl IO, IO
4.000%, 10/20/2049	1,460	239
GNMA CMO, Ser 2019-129, Cl AI, IO
3.500%, 10/20/2049	3,790	676
GNMA CMO, Ser 2019-98, Cl SC, IO
4.285%, VAR ICE LIBOR USD 1 Month+6.050%, 08/20/2049	1,590	257
GNMA TBA
3.000%, 01/15/2043	5,000	5,137

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.500%, 01/21/2169	$1,000	$1,004

		48,921

Non-Agency Mortgage-Backed Obligations — 4.6%
Alternative Loan Trust, Ser 2005-81, Cl A1
2.072%, VAR ICE LIBOR USD 1 Month+0.280%, 02/25/2037	773	715
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	1,010	1,032
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	870	898
BCAP Trust, Ser 2006-AA2, Cl A1
1.962%, VAR ICE LIBOR USD 1 Month+0.170%, 01/25/2037	527	504
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl E
3.691%, VAR ICE LIBOR USD 1 Month+1.951%, 03/15/2037 (A)	2,000	1,998
BX Commercial Mortgage Trust, Ser IMC, Cl E
3.890%, VAR ICE LIBOR USD 1 Month+2.150%, 04/15/2034 (A)	1,970	1,979
BX Trust, Ser 2018-GWMZ, Cl MC
7.228%, VAR ICE LIBOR USD 1 Month+5.488%, 05/15/2037 (A)	1,100	1,095
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052 (A)	949	1,118
CGMS Commercial Mortgage Trust, Ser 2017-MDRA, Cl C
3.752%, 07/10/2030 (A)(G)	1,620	1,590
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.192%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (A)	772	781
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
4.092%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (A)	250	252
Credit Suisse Mortgage Trust, Ser 2019-RIO, Cl B
8.740%, 12/15/2021	1,440	1,440
CSMC, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041 (A)	950	965
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (A)	320	301
CSWF, Ser 2018-TOP, Cl D
3.540%, VAR ICE LIBOR USD 1 Month+1.800%, 08/15/2035 (A)	1,340	1,340

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
5.042%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	$1,570	$1,650
GE Business Loan Trust, Ser 2007-1, Cl C
2.190%, VAR ICE LIBOR USD 1 Month+0.450%, 04/16/2035 (A)	508	489
GMACM Mortgage Loan Trust, Ser 2005-AF2, Cl A1
6.000%, 12/25/2035	1,417	1,385
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
2.372%, VAR ICE LIBOR USD 1 Month+0.580%, 02/25/2036	1,101	1,070
GS Mortgage Securities Trust, Ser 2017-STAY, Cl E
3.890%, VAR ICE LIBOR USD 1 Month+2.150%, 07/15/2032 (A)	1,000	998
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl C
5.731%, 09/15/2031	1,970	1,970
HarborView Mortgage Loan Trust, Ser 2006- 10, Cl 2A1B
2.004%, VAR ICE LIBOR USD 1 Month+0.240%, 11/19/2036	2,711	2,263
Impac CMB Trust, Ser 2005-4, Cl 1M1
2.437%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	1,491	1,445
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl XCP, IO
2.052%, 07/15/2034 (A)(G)	2,609	81
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl C
5.540%, VAR ICE LIBOR USD 1 Month+3.800%, 07/15/2034 (A)	1,697	1,695
JPMorgan Chase Commercial Mortgage Securities, Ser BKWD, Cl E
4.340%, VAR ICE LIBOR USD 1 Month+2.600%, 09/15/2029 (A)	1,730	1,732
Lone Star Portfolio Trust, Ser 2015-LSP, Cl F
8.890%, VAR ICE LIBOR USD 1 Month+7.150%, 09/15/2028 (A)	853	856
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
7.590%, VAR ICE LIBOR USD 1 Month+5.850%, 09/15/2028 (A)	1,280	1,285
Mangolia Finance XI, Ser 2019-3, Cl A
4.999%, 08/09/2024	1,000	999
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
5.582%, 06/26/2036 (A)	410	379

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust, Ser 2017-MTL6, Cl F
5.990%, VAR ICE LIBOR USD 1 Month+4.250%, 08/15/2034 (A)	$1,204	$1,207
Natixis Commercial Mortgage Securities Trust, Ser 2019-TRUE, Cl A
3.755%, VAR ICE LIBOR USD 1 Month+2.011%, 04/18/2024 (A)	870	870
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.580%, 05/25/2033 (G)	807	816
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
3.034%, VAR ICE LIBOR USD 1 Month+0.430%, 03/26/2036 (A)	580	589
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
4.614%, VAR ICE LIBOR USD 1 Month+2.700%, 10/27/2022 (A)	1,230	1,236
RALI Series Trust, Ser 2006-QO2, Cl A2
2.062%, VAR ICE LIBOR USD 1 Month+0.270%, 02/25/2046	1,528	558
RALI Series Trust, Ser 2007-QO2, Cl A1
1.942%, VAR ICE LIBOR USD 1 Month+0.150%, 02/25/2047	1,106	613
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057 (A)(G)	1,125	1,158
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059 (A)(G)	1,720	1,745
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036 (A)(G)	885	838
Stonemont Portfolio Trust, Ser 2017-MONT, Cl F
5.365%, VAR ICE LIBOR USD 1 Month+3.600%, 08/20/2030 (A)	1,743	1,744
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
2.940%, VAR 12 Month Treas Avg+0.700%, 03/25/2047	747	688

		46,367

Total Mortgage-Backed Securities (Cost $94,138) ($ Thousands)		95,288

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES – 7.3%

Automotive – 0.4%
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl C
3.150%, 03/20/2026 (A)	$820	$811
Hertz Vehicle Financing II, Ser 2016-2A, Cl C
4.990%, 03/25/2022 (A)	3,000	3,066

		3,877

Mortgage Related Securities – 1.1%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
2.722%, VAR ICE LIBOR USD 1 Month+0.930%, 11/25/2034	735	738
Aegis Asset Backed Securities Trust, Ser 2005-5, Cl M1
2.222%, VAR ICE LIBOR USD 1 Month+0.430%, 12/25/2035	990	958
Asset Backed Securities Home Equity Loan Trust Series RFC, Ser 2007-HE1, Cl A4
1.932%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	2,001	1,936
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
1.922%, VAR ICE LIBOR USD 1 Month+0.130%, 12/25/2036	1,484	1,388
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
1.952%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	1,761	1,721
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
2.052%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2037	1,400	1,382
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.709%, 01/25/2036	766	764
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
2.172%, VAR ICE LIBOR USD 1 Month+0.380%, 10/25/2036 (A)	2,490	2,484
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
1.848%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	408	387

		11,758

Other Asset-Backed Securities – 5.8%
522 Funding CLO
0.000%, 01/15/2033 (I)	250	241

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ACIS CLO, Ser 2014-4A, Cl A
3.329%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (A)	$338	$338
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	1,660	1,682
Ares XXV CLO, Ser 2013-3A, Cl SUB
0.000%, 01/17/2024 (A)(C)(I)	750	1
Atlas Senior Loan Fund III, Ser 2017-1A, Cl AR
2.734%, VAR ICE LIBOR USD 3 Month+0.830%, 11/17/2027 (A)	1,000	996
Avery Point VI CLO, Ser 2018-6A, Cl DR
4.841%, VAR ICE LIBOR USD 3 Month+2.950%, 08/05/2027 (A)	610	604
Benefit Street Partners CLO IV, Ser 2019-IVA, Cl CRR
5.766%, VAR ICE LIBOR USD 3 Month+3.800%, 01/20/2029 (A)	370	364
BlueMountain CLO, Ser 2018-1A, Cl CR
3.816%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/2027 (A)	700	685
BlueMountain CLO, Ser 2018-2A, Cl AR2
2.949%, VAR ICE LIBOR USD 3 Month+1.050%, 11/20/2028 (A)	340	340
BlueMountain CLO, Ser 2018-2A, Cl ER
7.203%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/2027 (A)	1,000	897
California Street CLO IX, Ser 2019-9A, Cl D2R2
6.381%, VAR ICE LIBOR USD 3 Month+4.100%, 07/16/2032 (A)	250	243
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
2.960%, VAR ICE LIBOR USD 3 Month+1.050%, 05/15/2031 (A)	1,060	1,056
Carlyle US CLO, Ser 2017-1A, Cl A1B
3.196%, VAR ICE LIBOR USD 3 Month+1.230%, 04/20/2031 (A)	650	650
Catskill Park CLO, Ser 2017-1A, Cl D
7.966%, VAR ICE LIBOR USD 3 Month+6.000%, 04/20/2029 (A)	500	489
Cent CLO 24, Ser 2018-24A, Cl CR
5.151%, VAR ICE LIBOR USD 3 Month+3.150%, 10/15/2026 (A)	520	514
Copper River
0.000%, 01/20/2021 (A)(B)(I)	3,000	3
Crown Point CLO III, Ser 2017-3A, Cl A1BR
2.911%, VAR ICE LIBOR USD 3 Month+0.910%, 12/31/2027 (A)	1,927	1,924
Cumberland Park CLO, Ser 2018-2A, Cl DR
4.666%, VAR ICE LIBOR USD 3 Month+2.700%, 07/20/2028 (A)	500	497

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cumberland Park CLO, Ser 2018-2A, Cl ER
7.616%, VAR ICE LIBOR USD 3 Month+5.650%, 07/20/2028 (A)	$600	$590
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (A)	636	638
Dryden 57 CLO, Ser 2018-57A, Cl B
3.260%, VAR ICE LIBOR USD 3 Month+1.350%, 05/15/2031 (A)	1,250	1,216
Dryden 57 CLO, Ser 2018-57A, Cl C
3.610%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	1,250	1,205
Flagship VII, Ser 2017-7A, Cl CR
4.316%, VAR ICE LIBOR USD 3 Month+2.350%, 01/20/2026 (A)	1,500	1,497
Flatiron Clo 17, Ser 2017-1A, Cl A
3.160%, VAR ICE LIBOR USD 3 Month+1.250%, 05/15/2030 (A)	500	500
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
4.910%, VAR ICE LIBOR USD 3 Month+3.000%, 08/15/2023 (A)	465	466
Halsey Point CLO I, Ser 2019-1A, Cl F
10.107%, VAR ICE LIBOR USD 3 Month+8.200%, 01/20/2033 (A)	290	262
Jackson Mill CLO, Ser 2018-1A, Cl DR
4.801%, VAR ICE LIBOR USD 3 Month+2.800%, 04/15/2027 (A)	1,250	1,209
Jamestown CLO X, Ser 2017-10A, Cl A1
3.252%, VAR ICE LIBOR USD 3 Month+1.250%, 07/17/2029 (A)	750	750
KKR CLO 11, Ser 2017-11, Cl AR
3.181%, VAR ICE LIBOR USD 3 Month+1.180%, 01/15/2031 (A)	350	348
KKR CLO, Ser 2018-21, Cl A
3.001%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	500	494
LCM XXII, Ser 2018-22A, Cl DR
7.466%, VAR ICE LIBOR USD 3 Month+5.500%, 10/20/2028 (A)	350	327
Legacy Mortgage Asset Trust, Ser 2019-GS1, Cl A1
4.000%, 01/25/2059 (A)	693	700
Madison Park Funding XXVI, Ser 2017-26A, Cl AR
3.128%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/2030 (A)	710	710
Marathon CLO, Ser 2005-2A
0.000%, 12/20/2019 (A)(C)(I)	750	–
Marathon CLO 14, Ser 2019-2A, Cl BA
5.202%, VAR ICE LIBOR USD 3 Month+3.300%, 01/20/2033 (A)	330	325

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)(B)(C)(I)	$–	$–
Marathon CLO V, Ser 2017-5A, Cl A1R
2.765%, VAR ICE LIBOR USD 3 Month+0.870%, 11/21/2027 (A)	1,200	1,194
Marathon CLO V, Ser 2017-5A, Cl A2R
3.345%, VAR ICE LIBOR USD 3 Month+1.450%, 11/21/2027 (A)	1,000	991
Mariner CLO, Ser 2017-4A, Cl A
3.146%, VAR ICE LIBOR USD 3 Month+1.210%, 10/26/2029 (A)	2,650	2,649
MidOcean Credit CLO I, Ser 2018-1A, Cl A2RR
3.301%, VAR ICE LIBOR USD 3 Month+1.300%, 01/15/2024 (A)	1,000	988
MidOcean Credit CLO VII, Ser 2017-7A, Cl B
3.901%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/2029 (A)	750	747
Neuberger Berman CLO XVII, Ser 2017-17A, Cl ER
8.503%, VAR ICE LIBOR USD 3 Month+6.550%, 04/22/2029 (A)	250	246
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
2.485%, VAR LIBOR USD 1 Month+0.360%, 02/01/2041 (A)	633	628
Oaktree CLO, Ser 2019-1A, Cl D
5.753%, VAR ICE LIBOR USD 3 Month+3.800%, 04/22/2030 (A)	250	242
OCP CLO, Ser 2017-13A, Cl A1A
3.261%, VAR ICE LIBOR USD 3 Month+1.260%, 07/15/2030 (A)	1,700	1,699
Octagon Investment Partners XIX, Ser 2017- 1A, Cl AR
3.101%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2026 (A)	282	282
Octagon Investment Partners XXIII, Ser 2018- 1A, Cl ER
7.751%, VAR ICE LIBOR USD 3 Month+5.750%, 07/15/2027 (A)	450	446
OHA Loan Funding, Ser 2019-1A, Cl DR2
5.851%, VAR ICE LIBOR USD 3 Month+4.000%, 11/15/2032 (A)	250	249
OZLM VII, Ser 2018-7RA, Cl CR
5.002%, VAR ICE LIBOR USD 3 Month+3.000%, 07/17/2029 (A)	900	848
OZLM XI, Ser 2017-11A, Cl BR
4.236%, VAR ICE LIBOR USD 3 Month+2.300%, 10/30/2030 (A)	600	596
OZLM XII, Ser 2015-12A, Cl D
7.336%, VAR ICE LIBOR USD 3 Month+5.400%, 04/30/2027 (A)	700	647

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
PPM CLO 3, Ser 2019-3A, Cl A
3.402%, VAR ICE LIBOR USD 3 Month+1.400%, 07/17/2030 (A)	$350	$350
Recette CLO, Ser 2017-1A, Cl BR
3.266%, VAR ICE LIBOR USD 3 Month+1.300%, 10/20/2027 (A)	1,000	997
Shackleton VIII CLO, Ser 2017-8A, Cl A2R
2.886%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)	4,500	4,498
Sound Point CLO III, Ser 2018-2RA, Cl A1
2.951%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/2029 (A)	2,100	2,087
Sound Point CLO XXIII, Ser 2019-2A, Cl A1
3.401%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/2032 (A)	5,460	5,440
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055 (A)	430	427
Symphony CLO XIX, Ser 2018-19A, Cl E
7.201%, VAR ICE LIBOR USD 3 Month+5.200%, 04/16/2031 (A)	250	232
TIAA CLO II, Ser 2017-1A, Cl A
3.246%, VAR ICE LIBOR USD 3 Month+1.280%, 04/20/2029 (A)	2,500	2,499
Tralee CLO III, Ser 2017-3A, Cl BRR
3.416%, VAR ICE LIBOR USD 3 Month+1.450%, 10/20/2027 (A)	2,300	2,279
Tryon Park CLO, Ser 2018-1A, Cl A1SR
2.891%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	2,100	2,094
Venture 31 CLO, Ser 2018-31A, Cl A1
2.996%, VAR ICE LIBOR USD 3 Month+1.030%, 04/20/2031 (A)	680	674
Voya CLO, Ser 2018-2A, Cl ER
7.334%, VAR ICE LIBOR USD 3 Month+5.400%, 07/23/2027 (A)	750	714
Voya CLO, Ser 2018-3A, Cl A1A
3.151%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (A)	750	750
Whitehorse XII, Ser 2018-12A, Cl D
5.651%, VAR ICE LIBOR USD 3 Month+3.650%, 10/15/2031 (A)	250	241

		58,495

Total Asset-Backed Securities (Cost $79,130) ($ Thousands)		74,130

CONVERTIBLE BONDS – 0.3%
Cheniere Energy
4.250%, 03/15/2045	460	362

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	$40	$19
Evolent Health
1.500%, 10/15/2025	290	202
Innovate Capital Pte
6.000%, 12/11/2024	62	22
Teva Pharmaceutical Finance
0.250%, 02/01/2026	1,530	1,450
Twitter
0.250%, 06/15/2024	120	116
Vishay Intertechnology
2.250%, 06/15/2025	810	812
Vonage Holdings
1.750%, 06/01/2024 (A)	290	259

Total Convertible Bonds (Cost $3,162) ($ Thousands)		3,242

MUNICIPAL BONDS – 0.3%

Illinois – 0.2%
Illinois State, GO
7.350%, 07/01/2035	225	273
5.100%, 06/01/2033	1,895	2,043

		2,316

Puerto Rico – 0.1%
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB Callable 07/01/2025 @ 100
4.500%, 07/01/2034	59	63
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2058	550	583
4.750%, 07/01/2053	218	228
4.550%, 07/01/2040	29	30

		904

Total Municipal Bonds (Cost $2,879) ($ Thousands)		3,220

U.S. TREASURY OBLIGATIONS – 0.3%
U.S. Treasury Bonds
2.250%, 08/15/2049	400	389
U.S. Treasury Notes
1.625%, 03/15/2020	2,500	2,500

Total U.S. Treasury Obligations (Cost $2,893) ($ Thousands)		2,889

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK – 0.1%

Financials – 0.1%
B. Riley Financial, 6.500%	18,100	$459

Total Preferred Stock (Cost $452) ($ Thousands)		459

Total Investments in Securities – 96.3% (Cost $917,486) ($ Thousands)		$974,289

	Contracts

PURCHASED OPTIONS * – 0.0%

Total Purchased Options (J) (Cost $488) ($ Thousands)	17,580,291	$376

WRITTEN OPTIONS * – (0.3)%

Total Written Options (J) (Premiums Received $2,126) ($ Thousands)	(26,620,568)	$(2,805)

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at December 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS – 0.0%

Put Options
February 2020, S&P 500 E-mini 3rd Week Option*	21	$3,393	$3,000.00	2/22/2020	$16
February 2020, S&P 500 E-mini 3rd Week Option*	22	3,554	3,050.00	2/22/2020	22
January 2020, S&P 500 E-mini 3rd Week Option*	25	4,039	2,850.00	1/18/2020	2
January 2020, S&P 500 E-mini 3rd Week Option*	62	10,016	2,950.00	1/18/2020	8
March 2020, S&P 500 E-mini Option*	17	2,746	2,900.00	3/21/2020	15
March 2020, S&P 500 E-mini Option*	30	4,846	2,950.00	3/21/2020	33
March 2020, S&P 500 E-mini Option*	19	3,069	3,000.00	3/21/2020	26
USD PUT GBP CALL*	5,300,000	6,915	1.30	3/21/2020	133
USD PUT RUB CALL*	3,430,000	216,948	63.25	2/22/2020	73

		255,526			328

Call Options
February 2020, U.S. 10 Year Future Option*	95	12,200	128.50	1/18/2020	45
USD CALL AUD PUT*	3,570,000	2,423	0.68	1/18/2020	–
USD CALL EUR PUT*	5,280,000	5,848	1.11	1/18/2020	3

		20,471			48

Total Purchased Options		$275,997			$376

WRITTEN OPTIONS – (0.3)%

Put Options
February 2020, S&P 500 E-mini 3rd Week Option*	(22)	$(3,554)	2,850.00	02/22/20	$(8)
January 2020, S&P 500 E-mini 3rd Week Option*	(23)	(3,716)	2,800.00	01/18/20	(1)
March 2020, S&P 500 E-mini Option*	(19)	(3,069)	2,800.00	03/21/20	(11)

		(10,339)			(20)

Call Options
S&P 500 Index*	(504)	$(162,831)	3,190.00	01/18/20	$(2,771)
USD CALL AUD PUT*	(3,680,000)	(2,444)	0.66	02/22/20	(1)
USD CALL CAD PUT*	(3,570,000)	(4,839)	1.36	01/18/20	–
USD CALL CAD PUT*	(3,000,000)	(4,017)	1.34	02/22/20	(1)
USD CALL EUR PUT*	(3,690,000)	(4,022)	1.09	02/22/20	(1)
USD CALL EUR PUT*	(5,280,000)	(5,756)	1.09	02/22/20	(2)
USD CALL RUB PUT*	(3,430,000)	(228,610)	66.65	02/22/20	(3)

		(412,519)			(2,779)

Total Written Options		$(422,858)			$(2,799)

A list of the OTC option contracts held by the Fund at December 31, 2019, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTION – 0.0%

Put Options
USD PUT/CAD CALL*	Citigroup	(3,970,000)	$(5,098)	$1.28	01/18/20	$(6)

Total Written Options			$(5,098)			$(6)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
30 Day Federal Funds Futures	(31)	Feb-2020	$(12,684)	$(12,717)	$(33)
90-Day Euro$	68	Jun-2020	16,490	16,713	223
Australian 10-Year Bond	21	Mar-2020	2,106	2,110	(35)
Euro-Bund	(51)	Mar-2020	(9,725)	(9,760)	94
Long Gilt 10-Year Bond	(7)	Mar-2020	(1,200)	(1,218)	13
S&P 500 Index E-MINI	266	Mar-2020	42,265	42,974	709
U.S. 2-Year Treasury Note	22	Apr-2020	4,735	4,741	6
U.S. 2-Year Treasury Note	506	Apr-2020	109,185	109,043	(142)
U.S. 5-Year Treasury Note	38	Apr-2020	4,495	4,507	12
U.S. 5-Year Treasury Note	(296)	Apr-2020	(35,257)	(35,108)	149
U.S. 10-Year Treasury Note	1,045	Mar-2020	135,292	134,201	(1,091)
U.S. Long Treasury Bond	57	Mar-2020	9,083	8,887	(197)
U.S. Long Treasury Bond	(48)	Mar-2020	(7,654)	(7,484)	170
U.S. Ultra Long Treasury Bond	278	Mar-2020	51,754	50,500	(1,253)
Ultra 10-Year U.S. Treasury Note	(109)	Mar-2020	(15,501)	(15,337)	165

			$293,384	$292,052	$(1,210)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	02/12/20	GBP	2,503	USD	3,238	$(82)
Barclays PLC	01/17/20	AUD	980	USD	664	(25)
Barclays PLC	01/17/20 - 02/18/20	USD	1,019	AUD	1,502	38
Barclays PLC	01/17/20	USD	1,245	INR	89,201	4
Barclays PLC	01/17/20	USD	3,148	MXN	63,125	187
Barclays PLC	01/17/20	USD	4,398	JPY	467,505	(92)
Barclays PLC	01/17/20 - 02/18/20	USD	4,513	EUR	4,048	38
Barclays PLC	01/17/20 - 02/20/20	EUR	15,620	USD	17,301	(280)
Barclays PLC	01/17/20	RUB	130,180	USD	2,071	(21)
Barclays PLC	01/17/20	JPY	249,449	USD	2,321	23
Barclays PLC	01/17/20	JPY	69,230	USD	633	(4)
Barclays PLC	01/17/20	IDR	43,110,360	USD	3,044	(64)
BNP Paribas	01/03/20	CAD	1,085	USD	816	(21)
BNP Paribas	01/17/20 - 02/18/20	EUR	1,713	USD	1,895	(31)
BNP Paribas	01/17/20	USD	3,605	RUB	231,734	119
BNP Paribas	02/18/20	AUD	1,262	USD	857	(30)
Citigroup	01/03/20 - 01/17/20	USD	1,719	CAD	2,273	33

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/17/20	USD	195	AUD	290	$9
Citigroup	01/17/20	USD	437	BRL	1,832	19
Citigroup	01/17/20	USD	1,571	GBP	1,281	126
Citigroup	01/17/20	BRL	2,360	USD	564	(22)
Citigroup	01/17/20 - 01/28/20	CAD	2,485	USD	1,897	(20)
Citigroup	01/17/20 - 02/12/20	USD	3,916	EUR	3,504	23
Citigroup	01/17/20 - 02/12/20	EUR	4,166	USD	4,619	(63)
Citigroup	01/17/20	AUD	8,749	USD	5,899	(253)
Citigroup	01/17/20	MXN	22,650	USD	1,184	(13)
Citigroup	01/17/20	JPY	53,640	USD	506	12
Citigroup	01/17/20	RUB	269,550	USD	4,152	(179)
Goldman Sachs	02/20/20	EUR	449	USD	502	(4)
JPMorgan Chase Bank	01/09/20	USD	1,626	AUD	2,397	59
JPMorgan Chase Bank	01/17/20	USD	24	TWD	752	1
JPMorgan Chase Bank	01/17/20	USD	917	JPY	98,942	(5)
JPMorgan Chase Bank	01/17/20	USD	1,476	EUR	1,330	19
JPMorgan Chase Bank	01/17/20 - 01/28/20	USD	4,097	CAD	5,384	56
JPMorgan Chase Bank	01/17/20	EUR	6,485	USD	7,190	(97)
JPMorgan Chase Bank	02/04/20	CAD	855	USD	650	(10)
JPMorgan Chase Bank	02/20/20	RUB	111,715	USD	1,732	(56)
Morgan Stanley	02/20/20	EUR	1,922	USD	2,147	(17)

						$(623)

A list of the open OTC swap agreements held by the Fund at December 31, 2019, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CITI	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	3,600	$16	$–	$16
CITI	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	4,300	19	2	17
CITI	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	4,628	19	3	16
CITI	1-DAY BRL - CETIP	6.87%	Annually	01/04/2027	BRL	15,030	16	–	16
JPMorgan Chase	1-DAY BRL - CETIP	0.07044%	Annually	01/04/2027	BRL	3,000	13	–	13

							$83	$5	$78

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2019, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-DAIGR	Buy	1.00%	Quarterly	12/20/2024	1,290	$(30)	$(28)	$(2)
CDS-DAIGR	Sell	1.00%	Quarterly	12/20/2024	(1,290)	16	15	1
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(17,300)	1,364	919	445
CDX.NA.HY.33	Sell	5.00%	Quarterly	12/20/2024	(6,150)	587	402	184
CDX.NA.HY.33	Buy	5.00%	Quarterly	12/20/2024	6,386	(609)	(361)	(248)
ICE CD Boeing Company	Sell	1.00%	Quarterly	06/20/2024	(525)	11	11	0
ICE CD Brazil	Sell	1.00%	Quarterly	06/20/2020	(1,030)	3	3	1
ICE CD CDXIG	Sell	1.00%	Quarterly	12/20/2024	(129,225)	3,351	2,628	723
ICE CD Chile	Sell	1.00%	Quarterly	06/20/2024	(410)	11	11	0
ICE CD Columbia	Sell	1.00%	Quarterly	12/20/2023	(5,060)	95	(43)	139
ICE CD Columbia	Sell	1.00%	Quarterly	06/20/2024	(3,200)	51	9	41
ICE CD General Electric	Sell	1.00%	Quarterly	06/20/2024	(1,225)	12	(12)	23
ICE CD Indonesia	Sell	1.00%	Quarterly	06/20/2024	(10,780)	206	57	148
ICE CD Kingdom of Saudi Arabia	Sell	1.00%	Quarterly	06/20/2024	(6,820)	148	58	90
ICE CD Mexico	Sell	1.00%	Quarterly	06/20/2024	(1,160)	16	(13)	29
ICE CD Peru	Sell	1.00%	Quarterly	06/20/2024	(2,040)	57	33	24
ICE CD Peru	Sell	1.00%	Quarterly	12/20/2024	(1,620)	45	36	10
ICE CD Philippines	Sell	1.00%	Quarterly	12/20/2023	(740)	22	2	20
ICE CD Qatar	Sell	1.00%	Quarterly	06/20/2024	(1,080)	32	22	10
ICE CD Qatar	Sell	1.00%	Quarterly	12/20/2024	(860)	26	20	7
ICE CD Russia	Buy	1.00%	Quarterly	06/20/2023	350	(8)	2	(11)
ICE CD Russia	Buy	1.00%	Quarterly	12/20/2023	1,720	(41)	18	(58)
ICE CD South Africa	Buy	1.00%	Quarterly	12/20/2023	1,310	17	35	(18)

						$5,382	$3,824	$1,558

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
8.36%	28-DAY MXN - TIIE	Monthly	03/18/2020	MXN	202,525	$(20)	$(1)	$(19)
2.875%	3-MONTH USD - LIBOR	Quarterly	05/15/2044	USD	4,200	(653)	20	(673)
0.75%	6-MONTH EUR - EURIBOR	Semi-Annually	03/18/2040	EUR	500	(7)	(28)	21
1.00%	6-MONTH GBP - LIBOR	Semi-Annually	03/18/2030	GBP	660	2	(2)	4
0.50%	6-MONTH EUR - EURIBOR	Semi-Annually	03/18/2030	EUR	1,320	(27)	(54)	27
3 MONTH USD - LIBOR	1.65387%	Semi-Annually	08/15/2029	USD	15,240	(298)	(11)	(287)
0.25%	6-MONTH EUR - EURIBOR	Semi-Annually	03/18/2027	EUR	1,910	(19)	(46)	28
1.55%	3-MONTH USD - LIBOR	Quarterly	06/30/2026	USD	26,587	374	98	276
0.00%	6-MONTH EUR - EURIBOR	Semi-Annually	03/18/2025	EUR	3,870	(23)	(39)	15
6.26%	BZDIOVRA	Monthly	01/02/2025	BRL	5,475	12	–	12
28-DAY MXN - TIIE	7.2%	Monthly	07/17/2024	MXN	365,383	480	–	480
28-DAY MXN - TIIE	6.49%	Monthly	03/18/2023	MXN	19,550	(1)	(3)	2
-0.25%	6-MONTH EUR - EURIBOR	Semi-Annually	03/18/2023	EUR	5,260	21	(7)	28
BZDIOVRA	5.75%	Monthly	01/02/2023	BRL	8,075	(3)	–	(2)
BZDIOVRA	5.44%	Monthly	10/03/2022	BRL	11,650	10	2	8

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.50%	3 MONTH USD - LIBOR	Quarterly	03/18/2022	USD	4,140	$12	$6	$6
3-MONTH KRW - KWCDC	1.50%	Quarterly	03/18/2022	KRW	19,003,630	63	–	63
28-DAY MXN - TIIE	6.60%	Monthly	03/16/2022	MXN	83,780	4	(1)	6
1.85%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	4,724	224	9	214
1.84219	3 MONTH USD - LIBOR	Quarterly	05/15/2045	USD	15,700	776	33	743

						$927	$(24)	$952

Percentages are based on Net Assets of $1,012,291 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(1)	In U.S. Dollar unless otherwise indicated.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $332,420 ($ Thousands), representing 32.8% of the Net Assets of the Fund.

(B)	Securities considered illiquid. The total value of such securities as of December 31, 2019 was $2,939 ($ Thousands) and represented 0.3% of the Net Assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is in default on interest payment.
(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Interest Rate Unavailable.
(J)	Refer to table below for details on Options Contracts.

ABS – Asset-Backed Security

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CETIP – Central of Custody and Financial Settlement of Securities

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CV – Convertible Security

EGP – Egyptian Pound

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange
IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

JSC – Joint-Stock Company

KRW – South Korean Won

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

Ltd. – Limited

MTN – Medium Term Note

MXN – Mexican Peso

PIK – Payment-in-Kind

PLC – Public Limited Company

RB – Revenue Bond

REIT – Real Estate investment Trust

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

S&P – Standard & Poor’s

Ser – Series

TBA – To Be Announced

TIIE – Interbank Equilibrium Interest Rate

TWD – Taiwan Dollar

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	435,891	–	435,891
Sovereign Debt	–	142,135	–	142,135
Common Stock	118,830	61	57	118,948
Loan Participations	–	97,807	280	98,087
Mortgage-Backed Securities	–	95,289	–	95,288
Asset-Backed Securities	–	74,128	1	74,130
Convertible Bonds	–	3,242	–	3,242
Municipal Bonds	–	3,220	–	3,220
U.S. Treasury Obligations	2,500	389	–	2,889
Preferred Stock	–	459	–	459

Total Investments in Securities	121,330	852,623	338	974,289

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	376	–	–	376
Written Options	(2,805)	–	–	(2,805)
Futures Contracts *
Unrealized Appreciation	1,541	–	–	1,541
Unrealized Depreciation	(2,751)	–	–	(2,751)
Forwards Contracts *
Unrealized Appreciation	–	766	–	766
Unrealized Depreciation	–	(1,389)	–	(1,389)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	1,895	–	1,895
Unrealized Depreciation	–	(337)	–	(337)
Interest Rate Swaps *
Unrealized Appreciation	–	1,933	–	1,933
Unrealized Depreciation	–	(981)	–	(981)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	78	–	78

Total Other Financial Instruments	(3,639)	1,965	–	1,965

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Asset- Backed Securities	Investments in Loan Participations	Investments in Common Stock
Balance as of October 1, 2019	$1	$1,389	$57
Accrued discounts/premiums	–	469	–
Realized gain/(loss)	–	(1,321)	–
Change in unrealized appreciation/(depreciation)	–	385	–
Purchases	–	94	–
Sales	–	(736)	–
Net transfer into Level 3	–	–	–
Net transfer out of Level 3	–	–	–

Ending Balance as of September 30, 2019	$1	$280	$57

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$–	$900	$–

For the period ended December 31, 2019, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Income Fund (Continued)

As of December 31, 2019, Multi-Asset Income Fund is the seller (“providing protection”) on a total notional amount of $190.5 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$23,081	$712,089	–	$5,317,475	$6,052,645
Maximum potential amount of future payments	1,750,000	34,800,000	–	153,965,000	190,515,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$1,030,000	$–	$166,035,000	$–	$–	$167,065,000
101-200	–	–	–	–	–	–
201-300	–	–	23,450,000	–	–	23,450,000
301-400	–	–	–	–	–	–
> than 400	–	–	–	–	–	–
Total	$1,030,000	$–	$189,485,000	$–	$–	$190,515,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	37

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 67.7%
U.S. Treasury Bills ^(A)
1.560%, 03/26/2020	$7,000	$6,976
1.539%, 06/18/2020	60,000	59,569
1.529%, 06/11/2020	5,500	5,462
1.513%, 05/21/2020	1,000	994
1.513%, 07/16/2020	1,750	1,735
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	22,247	24,794
2.000%, 01/15/2026	1,634	1,816
1.250%, 07/15/2020	31,335	31,634
0.625%, 07/15/2021	98,793	99,901
0.625%, 04/15/2023	44,084	44,766
0.625%, 01/15/2024	28,588	29,193
0.375%, 07/15/2023	23,344	23,667
0.375%, 07/15/2025	35,977	36,710
0.125%, 04/15/2021	6,847	6,833
0.125%, 01/15/2022	14,275	14,268
0.125%, 04/15/2022	34,258	34,207
0.125%, 07/15/2022	91,189	91,570
0.125%, 01/15/2023	14,115	14,113
0.125%, 07/15/2024	19,725	19,843
0.125%, 07/15/2026	19,925	19,987
U.S. Treasury Notes ^
2.250%, 03/31/2020	1,100	1,102
1.826%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 0/31/2021	8,500	8,514
1.746%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	4,000	4,002
1.665%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	3,000	2,998
1.375%, 05/31/2020	1,300	1,299
1.125%, 04/30/2020	1,700	1,697

Total U.S. Treasury Obligations (Cost $581,810) ($ Thousands)		587,650

	Shares

COMMON STOCK — 28.7%

Communication Services — 2.2%
Activision Blizzard Inc	6,373	379
Alphabet Inc, Cl A *	1,592	2,132
Alphabet Inc, Cl C *	1,626	2,174
AT&T Inc	87,231	3,409

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CenturyLink Inc	13,415	$177
Cinemark Holdings Inc	2,200	74
Cogent Communications Holdings Inc	600	40
Electronic Arts Inc *	2,383	256
Facebook Inc, Cl A *	12,468	2,559
GCI Liberty Inc *	700	50
IAC/InterActiveCorp *	200	50
Iridium Communications Inc *	2,600	64
Liberty Media Corp-Liberty Formula One, Cl C *	3,000	138
Live Nation Entertainment Inc *	1,500	107
Madison Square Garden Co/The *	200	59
Netflix Inc *	3,605	1,166
Roku Inc, Cl A *	651	87
Shenandoah Telecommunications Co	1,300	54
Spotify Technology SA *	700	105
Sprint Corp *	9,008	47
Take-Two Interactive Software Inc, Cl A *	1,000	122
Telephone & Data Systems Inc	1,422	36
T-Mobile US Inc *	3,527	277
TripAdvisor Inc	800	24
Twitter Inc *	4,392	141
Verizon Communications Inc	47,744	2,931
ViacomCBS Inc, Cl B	2,385	100
Vonage Holdings Corp *	4,800	36
Walt Disney Co/The	15,224	2,202
World Wrestling Entertainment Inc, Cl A	400	26
Zayo Group Holdings Inc *	3,761	130
Zynga Inc, Cl A *	14,800	91

		19,243

Consumer Staples — 7.2%
Altria Group Inc	57,214	2,856
Andersons Inc/The	1,500	38
Archer-Daniels-Midland Co	17,479	810
B&G Foods Inc, Cl A	2,329	42
Beyond Meat Inc *	300	23
BJ’s Wholesale Club Holdings Inc *	4,800	109
Boston Beer Co Inc/The, Cl A *	350	132
Brown-Forman Corp, Cl A	1,728	108
Brown-Forman Corp, Cl B	5,069	343
Bunge Ltd	4,136	238
Calavo Growers Inc	854	77
Cal-Maine Foods Inc	650	28
Campbell Soup Co	5,196	257
Casey’s General Stores Inc	1,297	206
Central Garden & Pet Co, Cl A *	4,600	138
Church & Dwight Co Inc	7,368	518
Clorox Co/The	3,981	611
Coca-Cola Co/The	113,964	6,308
Coca-Cola Consolidated Inc	100	28

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colgate-Palmolive Co	25,148	$1,731
Conagra Brands Inc	15,186	520
Constellation Brands Inc, Cl A	4,773	906
Costco Wholesale Corp	13,139	3,862
Coty Inc, Cl A	12,665	143
Darling Ingredients Inc *	5,936	167
Edgewell Personal Care Co *	1,834	57
Energizer Holdings Inc	2,713	136
Estee Lauder Cos Inc/The, Cl A	6,417	1,325
Flowers Foods Inc	7,407	161
Fresh Del Monte Produce Inc	1,189	42
Freshpet Inc *	1,300	77
General Mills Inc	18,214	976
Hain Celestial Group Inc/The *	2,634	68
Herbalife Nutrition Ltd *	3,708	177
Hershey Co/The	4,194	616
Hormel Foods Corp	8,018	362
Hostess Brands Inc, Cl A *	3,370	49
Ingles Markets Inc, Cl A	1,453	69
Ingredion Inc	2,082	194
Inter Parfums Inc	800	58
J&J Snack Foods Corp	727	134
JM Smucker Co/The	3,614	376
Kellogg Co	7,203	498
Keurig Dr Pepper Inc	6,485	188
Kimberly-Clark Corp	10,578	1,455
Kraft Heinz Co/The	18,218	585
Kroger Co/The	23,531	682
Lamb Weston Holdings Inc	4,305	370
Lancaster Colony Corp	650	104
Limoneira	2,400	46
McCormick & Co Inc/MD	3,573	606
Medifast Inc	400	44
Molson Coors Brewing Co, Cl B	5,215	281
Mondelez International Inc, Cl A	43,225	2,381
Monster Beverage Corp *	11,931	758
Nu Skin Enterprises Inc, Cl A	1,702	70
PepsiCo Inc	41,496	5,671
Performance Food Group Co *	4,195	216
Philip Morris International Inc	46,563	3,962
Pilgrim’s Pride Corp *	1,078	35
Post Holdings Inc *	2,172	237
PriceSmart Inc	950	68
Procter & Gamble Co/The	73,329	9,159
Rite Aid *	3,190	49
Sanderson Farms Inc	601	106
Seaboard Corp	7	30
Simply Good Foods Co/The *	1,700	49
Spectrum Brands Holdings Inc	1,666	107
Sprouts Farmers Market Inc *	5,028	97
Sysco Corp, Cl A	14,529	1,243

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tootsie Roll Industries Inc	2,100	$72
TreeHouse Foods Inc *	1,857	90
Tyson Foods Inc, Cl A	9,121	830
Universal Corp/VA	822	47
US Foods Holding Corp *	7,356	308
USANA Health Sciences Inc *	500	39
Vector Group Ltd	5,329	71
Walgreens Boots Alliance Inc	23,863	1,407
Walmart Inc	42,153	5,009
WD-40 Co	327	64
Weis Markets Inc	1,300	53

		62,163

Energy – 7.4%
Antero Midstream Corp	7,900	60
Antero Resources Corp *	9,447	27
Apache Corp	21,067	539
Apergy Corp *	3,400	115
Arch Coal Inc	600	43
Archrock Inc	6,500	65
Baker Hughes Co, Cl A	31,340	803
Berry Petroleum Corp	6,700	63
Brigham Minerals, Cl A	2,400	51
Cabot Oil & Gas Corp	20,625	359
Cactus Inc, Cl A	2,200	76
California Resources Corp *	1,300	12
Callon Petroleum Co *	15,953	77
Centennial Resource Development Inc/DE, Cl A *	7,800	36
Cheniere Energy Inc *	11,380	695
Chesapeake Energy Corp *	67,222	56
Chevron Corp	94,194	11,351
Cimarex Energy Co	4,688	246
CNX Resources Corp *	9,162	81
Concho Resources Inc	9,598	841
ConocoPhillips	55,076	3,582
Continental Resources Inc/OK, Cl A	4,104	141
Contura Energy *	1,000	9
CVR Energy Inc	1,600	65
Delek US Holdings Inc	3,658	123
Denbury Resources Inc *	15,000	21
Devon Energy Corp	20,233	525
DHT Holdings Inc	8,500	70
Diamond Offshore Drilling Inc *	10,500	76
Diamondback Energy Inc, Cl A	8,478	787
DMC Global Inc	500	22
Dril-Quip Inc *	1,388	65
Energy Transfer LP (B)	2,175	28
EOG Resources Inc	29,487	2,470
EQT Corp	13,098	143
Equitrans Midstream Corp	11,398	152

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exxon Mobil Corp	208,548	$14,552
Frank’s International *	11,300	58
GasLog Ltd	2,800	27
Golar LNG Ltd	4,877	69
Green Plains Inc	3,800	59
Gulfport Energy Corp *	7,258	22
Halliburton Co	43,727	1,070
Helix Energy Solutions Group Inc *	7,900	76
Helmerich & Payne Inc	4,838	220
Hess Corp	13,953	932
HollyFrontier Corp	7,431	377
Jagged Peak Energy Inc *	5,500	47
Kinder Morgan Inc/DE	96,246	2,038
Kosmos Energy Ltd	24,500	140
Laredo Petroleum Inc *	6,591	19
Magnolia Oil & Gas Corp*	6,200	78
Marathon Oil Corp	43,474	590
Marathon Petroleum Corp	32,671	1,968
Matador Resources Co *	7,964	143
McDermott International Inc *	7,683	5
Murphy Oil Corp	8,258	221
Nabors Industries Ltd	20,551	59
National Oilwell Varco Inc, Cl A	20,423	512
Newpark Resources Inc, Cl A *	5,566	35
NexTier Oilfield Solutions Inc *	11,281	76
Noble *	11,500	14
Noble Energy Inc	24,340	605
Northern Oil and Gas Inc *	29,100	68
Oasis Petroleum Inc *	16,500	54
Occidental Petroleum Corp	44,186	1,821
Oceaneering International Inc, Cl A *	4,468	67
Oil States International Inc *	2,170	35
ONEOK Inc	20,320	1,538
Par Pacific Holdings Inc *	4,300	100
Parsley Energy Inc, Cl A	12,991	246
Patterson-UTI Energy Inc	10,159	107
PBF Energy Inc, Cl A	6,929	217
PDC Energy Inc, Cl A *	3,850	101
Peabody Energy Corp	3,825	35
Phillips 66	21,667	2,414
Pioneer Natural Resources Co	8,171	1,237
ProPetro Holding Corp *	4,200	47
QEP Resources Inc	11,994	54
Range Resources Corp	9,059	44
Renewable Energy Group Inc *	2,200	59
REX American Resources Corp *	700	57
RPC Inc	4,128	22
Schlumberger Ltd, Cl A	68,716	2,762
Scorpio Tankers Inc	1,889	74
SEACOR Holdings Inc, Cl A *	1,100	47
SFL Corp Ltd	5,300	77

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SM Energy Co	4,963	$56
Solaris Oilfield Infrastructure Inc, Cl A	4,300	60
Southwestern Energy Co *	28,922	70
SRC Energy Inc *	18,764	77
Talos Energy Inc *	2,200	66
Targa Resources Corp	11,743	479
Tellurian *	6,700	49
Tidewater Inc *	2,500	48
Transocean Ltd *	40,125	276
US Silica Holdings Inc	3,378	21
Valero Energy Corp	20,315	1,903
W&T Offshore Inc *	3,500	19
Whiting Petroleum Corp *	6,452	47
Williams Cos Inc/The	60,192	1,428
World Fuel Services Corp	2,874	125
WPX Energy Inc *	20,710	285

		64,179

Health Care – 5.7%
Abbott Laboratories	18,929	1,644
AbbVie Inc	16,495	1,461
ABIOMED Inc *	424	72
Acadia Healthcare Co Inc, Cl A *	1,066	35
ACADIA Pharmaceuticals Inc *	900	39
Acceleron Pharma Inc *	1,500	80
Agilent Technologies Inc	3,736	319
Agios Pharmaceuticals Inc *	700	33
Alexion Pharmaceuticals Inc *	2,503	271
Align Technology Inc *	1,001	279
Alkermes PLC *	2,411	49
Allergan PLC	3,569	682
Allscripts Healthcare Solutions Inc *	5,900	58
Alnylam Pharmaceuticals Inc *	1,101	127
Amedisys Inc *	400	67
AmerisourceBergen Corp, Cl A	1,833	156
Amgen Inc, Cl A	6,740	1,625
Amicus Therapeutics Inc *	2,893	28
AMN Healthcare Services *	300	19
Anthem Inc	2,778	839
Arena Pharmaceuticals Inc *	1,100	50
Arrowhead Pharmaceuticals Inc *	1,000	63
Baxter International Inc	5,757	481
Becton Dickinson and Co	3,081	838
Biogen Inc *	2,124	630
BioMarin Pharmaceutical Inc *	2,543	215
Bio-Rad Laboratories Inc, Cl A *	282	104
Bio-Techne Corp	450	99
Bluebird Bio Inc *	597	52
Blueprint Medicines Corp *	540	43
Boston Scientific Corp *	15,550	703
Bristol-Myers Squibb Co	26,008	1,669

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bruker Corp	900	$46
Cantel Medical Corp	300	21
Cardinal Health Inc	3,775	191
Catalent Inc *	2,456	138
Centene Corp *	4,386	276
Cerner Corp	3,814	280
Charles River Laboratories International Inc *	753	115
Chemed Corp	280	123
Cigna Corp	4,357	891
CONMED Corp	800	89
Cooper Cos Inc/The, Cl A	572	184
CVS Health Corp	14,937	1,110
Danaher Corp, Cl A	7,583	1,164
DaVita Inc *	1,258	94
DENTSPLY SIRONA Inc	3,504	198
DexCom Inc *	1,000	219
Edwards Lifesciences Corp, Cl A *	2,257	527
Elanco Animal Health Inc *	4,500	133
Eli Lilly & Co	9,803	1,288
Emergent BioSolutions Inc *	1,100	59
Encompass Health Corp	1,178	82
Ensign Group Inc/The	1,219	55
Exact Sciences Corp *	1,439	133
Exelixis Inc *	3,701	65
FibroGen *	1,286	55
Gilead Sciences Inc	15,001	975
Global Blood Therapeutics Inc *	700	56
Globus Medical Inc, Cl A *	800	47
Haemonetics Corp *	628	72
Halozyme Therapeutics Inc *	3,568	63
HCA Healthcare Inc	3,051	451
HealthEquity Inc *	500	37
Henry Schein Inc *	2,103	140
Hill-Rom Holdings Inc	1,251	142
HMS Holdings Corp *	1,600	47
Hologic Inc *	3,515	184
Horizon Therapeutics Plc *	1,628	59
Humana Inc *	1,482	543
ICU Medical Inc *	324	61
IDEXX Laboratories Inc *	1,048	274
Illumina Inc *	1,622	538
Immunomedics Inc *	2,254	48
Incyte Corp *	2,443	213
Insmed Inc *	1,600	38
Insulet Corp *	578	99
Integra LifeSciences Holdings Corp *	628	37
Intuitive Surgical Inc *	1,237	731
Ionis Pharmaceuticals Inc *	1,876	113
Iovance Biotherapeutics Inc *	1,400	39
IQVIA Holdings Inc *	2,182	337

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jazz Pharmaceuticals PLC *	829	$124
Johnson & Johnson	29,346	4,281
Laboratory Corp of America Holdings *	1,412	239
LHC Group Inc *	300	41
Ligand Pharmaceuticals Inc *	278	29
LivaNova PLC *	457	35
Magellan Health Inc *	600	47
Masimo Corp *	892	141
McKesson Corp	2,553	353
Medicines Co/The *	900	76
MEDNAX Inc *	1,127	31
Medtronic PLC	14,905	1,691
Merck & Co Inc	28,551	2,597
Mettler-Toledo International Inc *	340	270
Mirati Therapeutics Inc *	600	77
Moderna Inc *	3,800	74
Molina Healthcare Inc *	738	100
Mylan NV *	6,687	134
MyoKardia Inc *	900	66
Myriad Genetics Inc *	2,300	63
National HealthCare Corp	900	78
Nektar Therapeutics, Cl A *	2,284	49
Neogen Corp, Cl B *	469	31
Neurocrine Biosciences Inc *	1,128	121
Novocure Ltd *	1,000	84
NuVasive Inc *	1,100	85
Omnicell Inc *	550	45
Patterson Cos Inc	2,077	43
Pennant Group Inc/The *	609	20
Penumbra Inc *	250	41
PerkinElmer Inc	1,652	160
Perrigo Co PLC	2,330	120
Pfizer Inc	62,204	2,437
Portola Pharmaceuticals Inc, Cl A *	1,900	45
PRA Health Sciences Inc *	798	89
PTC Therapeutics *	1,200	58
QIAGEN NV *	3,104	105
Quest Diagnostics Inc	1,833	196
Reata Pharmaceuticals Inc, Cl A *	200	41
Regeneron Pharmaceuticals Inc *	950	357
Repligen Corp *	388	36
ResMed Inc	1,933	300
Sage Therapeutics Inc *	797	58
Sarepta Therapeutics Inc *	909	117
Seattle Genetics Inc *	1,252	143
STERIS PLC	1,200	183
Stryker Corp	3,802	798
Supernus Pharmaceuticals Inc *	1,500	36
Syneos Health Inc, Cl A *	1,073	64
Tandem Diabetes Care Inc *	400	24
Teladoc Health *	1,000	84

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teleflex Inc	600	$226
Tenet Healthcare Corp *	2,000	76
Thermo Fisher Scientific Inc	4,586	1,490
Ultragenyx Pharmaceutical Inc *	376	16
United Therapeutics Corp *	722	64
UnitedHealth Group Inc	10,512	3,090
Universal Health Services Inc, Cl B	898	129
US Physical Therapy Inc	200	23
Varian Medical Systems Inc *	1,102	157
Veeva Systems Inc, Cl A *	1,421	200
Vertex Pharmaceuticals Inc *	2,824	618
Waters Corp *	801	187
WellCare Health Plans Inc *	522	172
West Pharmaceutical Services Inc	951	143
Wright Medical Group NV *	1,277	39
Zimmer Biomet Holdings Inc	2,403	360
Zoetis Inc, Cl A	5,594	740

		49,957

Information Technology – 2.0%
Accenture PLC, Cl A	2,960	623
Adobe Inc *	2,144	707
Akamai Technologies Inc *	637	55
Alliance Data Systems Corp	320	36
Amdocs Ltd	953	69
ANSYS Inc *	401	103
Aspen Technology Inc *	476	58
Atlassian Corp PLC, Cl A *	400	48
Autodesk Inc, Cl A *	1,102	202
Automatic Data Processing Inc	2,260	385
Black Knight Inc *	900	58
Booz Allen Hamilton Holding Corp, Cl A	600	43
Broadridge Financial Solutions Inc	700	86
Cadence Design Systems Inc *	1,982	137
Cass Information Systems Inc	1,080	62
CDK Global Inc	965	53
Cerence Inc *	387	9
Citrix Systems Inc	800	89
Cognizant Technology Solutions Corp, Cl A	2,445	152
Conduent Inc *	2,908	18
DXC Technology Co	1,202	45
EPAM Systems Inc *	450	95
Euronet Worldwide Inc *	327	52
Fair Isaac Corp *	200	75
Fidelity National Information Services Inc, Cl B	2,906	404
Fiserv Inc, Cl A *	2,364	273
FleetCor Technologies Inc *	552	159
Fortinet Inc *	750	80
Gartner Inc *	400	62
Global Payments Inc	1,497	273

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GoDaddy Inc, Cl A *	495	$34
Guidewire Software Inc, Cl Z *	400	44
International Business Machines Corp	3,987	534
Intuit Inc	1,203	315
Jack Henry & Associates Inc	451	66
Leidos Holdings Inc	1,100	108
Mastercard Inc, Cl A	4,153	1,240
Microsoft Corp	31,987	5,044
NortonLifeLock Inc	3,306	84
Nuance Communications Inc *	3,100	55
Nutanix Inc, Cl A *	1,000	31
Okta Inc, Cl A *	400	46
Oracle Corp, Cl B	9,051	480
Palo Alto Networks Inc *	596	138
Paychex Inc	1,875	160
Paycom Software Inc *	300	79
PayPal Holdings Inc *	5,486	593
PTC Inc *	500	37
RingCentral Inc, Cl A *	300	51
Sabre Corp	2,300	52
salesforce.com Inc *	3,429	558
ServiceNow Inc *	813	230
Splunk Inc *	805	121
Square Inc, Cl A *	1,777	111
SS&C Technologies Holdings Inc	1,260	77
Synopsys Inc *	943	131
Teradata Corp *	1,000	27
Trade Desk Inc/The, Cl A *	190	49
Twilio Inc, Cl A *	800	79
Tyler Technologies Inc *	229	69
VeriSign Inc *	291	56
Visa Inc, Cl A	7,908	1,486
VMware Inc, Cl A *	420	64
Western Union Co/The	4,200	112
WEX Inc *	200	42
Workday Inc, Cl A *	851	140
Zendesk Inc *	700	54

		17,108

Real Estate – 2.8%
Acadia Realty Trust ‡	2,627	68
Agree Realty Corp ‡	800	56
Alexander & Baldwin Inc ‡	2,438	51
Alexandria Real Estate Equities Inc ‡	2,014	325
American Assets Trust Inc ‡	1,635	75
American Campus Communities Inc ‡	2,970	140
American Homes 4 Rent, Cl A ‡	5,994	157
American Tower Corp, Cl A ‡	7,935	1,824
Americold Realty Trust ‡	2,200	77
Apartment Investment & Management Co, Cl A ‡	2,755	142

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apple Hospitality Inc ‡	4,014	$65
AvalonBay Communities Inc ‡	2,253	472
Boston Properties Inc ‡	2,511	346
Brandywine Realty Trust ‡	5,421	85
Brixmor Property Group Inc ‡	6,467	140
Brookfield Property Inc, Cl A ‡	2,800	52
Camden Property Trust ‡	1,903	202
CareTrust Inc ‡	2,300	47
CBRE Group Inc, Cl A *‡	6,378	391
Chatham Lodging Trust ‡	3,100	57
Colony Capital Inc ‡	14,866	71
Columbia Property Trust Inc ‡	1,650	34
CoreCivic Inc ‡	3,867	67
CorePoint Lodging Inc ‡	5,700	61
CoreSite Realty Corp ‡	886	99
Corporate Office Properties Trust ‡	2,828	83
Cousins Properties Inc ‡	3,528	145
Crown Castle International Corp ‡	7,496	1,066
CubeSmart ‡	4,581	144
CyrusOne Inc ‡	2,136	140
DiamondRock Hospitality Co ‡	6,442	71
Digital Realty Trust Inc, Cl A ‡	4,002	479
Douglas Emmett Inc ‡	3,269	144
Duke Realty Corp ‡	7,159	248
Easterly Government Properties Inc ‡	3,375	80
EastGroup Properties Inc ‡	976	129
Empire State Realty Trust Inc, Cl A ‡	4,528	63
EPR Properties, Cl A ‡	1,353	96
Equinix Inc ‡	1,591	929
Equity Commonwealth ‡	1,650	54
Equity LifeStyle Properties Inc ‡	3,700	260
Equity Residential ‡	6,368	515
Essex Property Trust Inc ‡	1,051	316
Extra Space Storage Inc ‡	2,281	241
Federal Realty Investment Trust ‡	1,219	157
First Industrial Realty Trust Inc ‡	3,230	134
Four Corners Property Trust Inc ‡	2,200	62
Gaming and Leisure Properties Inc ‡	3,856	166
GEO Group Inc/The ‡	3,947	66
Getty Realty Corp ‡	2,400	79
Gladstone Commercial Corp ‡	3,038	66
Global Net Lease Inc ‡	3,900	79
Healthcare Realty Trust Inc ‡	3,304	110
Healthcare Trust of America Inc, Cl A ‡	4,841	147
Healthpeak Properties Inc ‡	9,208	317
Highwoods Properties Inc ‡	2,551	125
Host Hotels & Resorts Inc ‡	12,488	232
Howard Hughes Corp/The *‡	1,309	166
Hudson Pacific Properties Inc ‡	3,282	124
Investors Real Estate Trust ‡	544	39
Invitation Homes Inc ‡	6,683	200

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iron Mountain Inc ‡	6,157	$196
JBG SMITH Properties ‡	1,800	72
Jones Lang LaSalle Inc	1,024	178
Kennedy-Wilson Holdings Inc ‡	2,345	52
Kilroy Realty Corp ‡	1,828	153
Kimco Realty Corp ‡	8,727	181
Kite Realty Group Trust ‡	3,000	59
Lamar Advertising Co, Cl A ‡	1,784	159
Lexington Realty Trust, Cl B ‡	4,000	42
Liberty Property Trust ‡	3,787	227
Life Storage Inc ‡	800	87
LTC Properties Inc ‡	1,379	62
Macerich Co/The ‡	3,212	86
Mack-Cali Realty Corp ‡	2,924	68
Medical Properties Trust Inc ‡	7,858	166
Mid-America Apartment Communities Inc ‡	2,219	293
Monmouth Real Estate Investment Corp, Cl A ‡	2,173	31
National Health Investors Inc ‡	941	77
National Retail Properties Inc ‡	3,400	182
National Storage Affiliates Trust ‡	1,700	57
Newmark Group Inc, Cl A ‡	4,400	59
Office Properties Income Trust ‡	2,033	65
Omega Healthcare Investors Inc ‡	4,074	173
Outfront Media Inc ‡	3,922	105
Paramount Group Inc ‡	6,007	84
Park Hotels & Resorts Inc ‡	5,354	139
Pebblebrook Hotel Trust ‡	2,577	69
Pennsylvania Real Estate Investment Trust ‡	5,061	27
Physicians Realty Trust ‡	5,878	111
Piedmont Office Realty Trust Inc, Cl A ‡	3,766	84
PotlatchDeltic Corp ‡	1,763	76
Preferred Apartment Communities Inc, Cl A ‡	3,424	46
Prologis Inc ‡	11,570	1,031
PS Business Parks Inc ‡	502	83
Public Storage ‡	2,525	538
QTS Realty Trust Inc, Cl A ‡	1,702	92
Rayonier Inc ‡	3,508	115
Realty Income Corp ‡	5,399	398
Redfin Corp *‡	2,531	54
Regency Centers Corp ‡	3,362	212
Retail Opportunity Investments Corp ‡	5,100	90
Retail Properties of America Inc, Cl A ‡	7,590	102
Rexford Industrial Realty Inc ‡	1,128	52
RLJ Lodging Trust ‡	4,599	81
Ryman Hospitality Properties Inc ‡	972	84
Sabra Health Care Inc ‡	4,681	100
Saul Centers Inc ‡	834	44
SBA Communications Corp, Cl A ‡	2,103	507
Senior Housing Properties Trust ‡	6,344	54
Service Properties Trust ‡	3,452	84

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simon Property Group Inc ‡	5,233	$780
SITE Centers Corp ‡	4,485	63
SL Green Realty Corp ‡	1,070	98
Spirit Realty Capital Inc ‡	2,641	130
STAG Industrial Inc ‡	1,478	47
STORE Capital Corp ‡	4,155	155
Summit Hotel Properties Inc ‡	5,100	63
Sun Communities Inc ‡	1,752	263
Sunstone Hotel Investors Inc ‡	5,306	74
Tanger Factory Outlet Centers Inc ‡	2,478	36
Taubman Centers Inc ‡	1,535	48
Terreno Realty Corp ‡	978	53
UDR Inc ‡	5,857	274
Uniti Group Inc ‡	4,262	35
Urban Edge Properties ‡	2,748	53
Ventas Inc ‡	6,883	397
VEREIT Inc ‡	20,920	193
VICI Properties Inc ‡	7,900	202
Vornado Realty Trust ‡	2,178	145
Washington Real Estate Investment Trust ‡	2,478	72
Weingarten Realty Investors ‡	2,977	93
Welltower Inc ‡	7,321	599
Weyerhaeuser Co ‡	13,737	415
WP Carey Inc ‡	3,179	254
Xenia Hotels & Resorts Inc ‡	1,800	39

		24,344

Utilities – 1.4%
AES Corp/VA	8,342	166
ALLETE Inc	650	53
Alliant Energy Corp	2,828	155
Ameren Corp	2,754	212
American Electric Power Co Inc	5,579	527
American States Water Co	500	43
American Water Works Co Inc	1,991	245
Aqua America Inc	2,803	132
Atmos Energy Corp	1,337	150
Avista Corp	600	29
Black Hills Corp, Cl A	1,200	94
California Water Service Group, Cl A	1,200	62
CenterPoint Energy Inc	5,508	150
Clearway Energy Inc, Cl C	3,419	68
CMS Energy Corp	3,204	201
Consolidated Edison Inc	3,556	322
Dominion Energy Inc	8,374	694
DTE Energy Co	2,033	264
Duke Energy Corp	7,843	715
Edison International	3,780	285
El Paso Electric Co, Cl A	500	34
Entergy Corp	2,093	251
Evergy Inc	3,301	215

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eversource Energy	3,705	$315
Exelon Corp	10,262	468
FirstEnergy Corp	6,322	307
Hawaiian Electric Industries Inc	1,428	67
IDACORP Inc, Cl A	700	75
MDU Resources Group Inc	3,645	108
MGE Energy Inc	700	55
National Fuel Gas Co	1,437	67
New Jersey Resources Corp	1,772	79
NextEra Energy Inc	5,408	1,310
NiSource Inc	4,946	138
Northwest Natural Holding Co	600	44
NorthWestern Corp	601	43
NRG Energy Inc	3,905	155
OGE Energy Corp	3,290	146
ONE Gas Inc	1,094	102
Ormat Technologies Inc	800	60
Pattern Energy Group Inc, Cl A	1,552	42
PG&E Corp *	7,761	84
Pinnacle West Capital Corp	1,050	94
PNM Resources Inc	2,052	104
Portland General Electric Co	1,876	105
PPL Corp	6,980	250
Public Service Enterprise Group Inc	5,537	327
Sempra Energy	3,184	482
South Jersey Industries Inc, Cl A	2,400	79
Southern Co/The	11,624	741
Southwest Gas Holdings Inc	976	74
Spire Inc	494	41
UGI Corp	2,447	111
Unitil Corp	1,300	80
Vistra Energy Corp	5,578	128
WEC Energy Group Inc	3,815	352
Xcel Energy Inc	6,098	387

		12,087

Total Common Stock (Cost $205,946) ($ Thousands)		249,081

	Face Amount (Thousands)

CORPORATE OBLIGATIONS – 10.7%

Communication Services – 0.8%
AT&T
4.125%, 02/17/2026	$574	622
3.400%, 05/15/2025	2,045	2,142
CCO Holdings
5.000%, 02/01/2028 (C)	282	296
4.000%, 03/01/2023 (C)	603	611
Diamond Sports Group
5.375%, 08/15/2026 (C)	293	297

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
5.012%, 04/15/2049		106	$136
4.862%, 08/21/2046		279	346
ViacomCBS
3.500%, 01/15/2025		835	874
Vodafone Group
3.750%, 01/16/2024		1,584	1,675

			6,999

Consumer Discretionary – 0.4%
Cox Communications
2.950%, 06/30/2023 (C)		240	245
CSC Holdings
6.750%, 11/15/2021		160	172
Expedia Group Inc
3.800%, 02/15/2028		805	823
General Motors Financial
5.100%, 01/17/2024		858	932
International Game Technology
6.250%, 02/15/2022 (C)		560	591
Panther BF Aggregator
24.375%, 05/15/2026 (C)	EUR	155	182
Starbucks
4.500%, 11/15/2048		307	358
Time Warner Cable
4.500%, 09/15/2042		330	337
Virgin Media Finance
5.250%, 02/15/2022		200	203

			3,843

Consumer Staples – 0.5%
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049		755	981
BAT Capital
3.215%, 09/06/2026		891	898
BRF
3.950%, 05/22/2023		254	258
BRF GmbH
4.350%, 09/29/2026		300	309
Kraft Heinz Foods
3.950%, 07/15/2025		61	64
3.750%, 04/01/2030 (C)		688	709
Minerva Luxembourg
6.500%, 09/20/2026 (C)		286	304
5.875%, 01/19/2028		199	208
Tyson Foods
4.000%, 03/01/2026		108	117
3.950%, 08/15/2024		715	767
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(D)(E)		660	30

			4,645

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Energy – 1.2%
Baker Hughes a GE
4.080%, 12/15/2047	$177	$181
3.337%, 12/15/2027	501	523
Cenovus Energy
3.000%, 08/15/2022	52	53
Energy Transfer Operating
5.200%, 02/01/2022	465	487
4.500%, 04/15/2024	260	277
Energy Transfer Partners
4.500%, 11/01/2023	114	121
Eni
4.250%, 05/09/2029 (C)	900	988
Enterprise Products Operating
5.200%, 09/01/2020	340	347
3.700%, 02/15/2026	730	777
Hess
4.300%, 04/01/2027	966	1,030
Marathon Petroleum
5.125%, 03/01/2021	196	203
Noble Energy
3.900%, 11/15/2024	606	641
Occidental Petroleum
3.200%, 08/15/2026	120	122
2.900%, 08/15/2024	755	767
Pertamina Persero MTN
6.450%, 05/30/2044	450	578
Petroleos Mexicanos
6.840%, 01/23/2030 (C)	181	193
Petroleos Mexicanos MTN
6.750%, 09/21/2047	380	381
Plains All American Pipeline
3.600%, 11/01/2024	477	491
Sabine Pass Liquefaction
5.000%, 03/15/2027	720	793
Sunoco
5.875%, 03/15/2028	257	273
4.875%, 01/15/2023	563	576
Transocean Poseidon
6.875%, 02/01/2027 (C)	294	312
Western Midstream Operating
4.750%, 08/15/2028	190	192

4.500%, 03/01/2028	285	281
Williams
3.900%, 01/15/2025	217	228

		10,815

Financials – 4.9%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	269	293

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AIB Group MTN
4.750%, 10/12/2023 (C)	$300	$322
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (C)	605	641
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285%, (F)	359	360
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (C)	400	427
Banco Santander
5.179%, 11/19/2025	800	896
3.500%, 04/11/2022	600	617
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, (F)	362	411
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, (F)	233	269
Bank of America MTN
3.950%, 04/21/2025	1,205	1,287
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,200	1,223
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (C)	470	473
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, (C)(F)	131	159
3.684%, 01/10/2023	695	713
BBVA USA
2.875%, 06/29/2022	905	918
BNP Paribas
2.375%, 05/21/2020	200	200
BNP Paribas MTN
4.375%, 05/12/2026 (C)	650	698
BPCE MTN
2.750%, 01/11/2023 (C)	397	404
Capital One Financial
3.300%, 10/30/2024	1,152	1,200
CIT Group
5.250%, 03/07/2025	476	524
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, (F)	311	329
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, (F)	320	328
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, (F)	360	362
3.875%, 03/26/2025	905	957
Commonwealth Bank of Australia
4.500%, 12/09/2025 (C)	400	433
Cooperatieve Rabobank UA
4.375%, 08/04/2025	657	713

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
2.750%, 06/10/2020 (C)	$400	$401
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, (F)	645	706
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%, (C)(F)	365	393
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	555	616
3.800%, 06/09/2023	530	555
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	900	911
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	475	496
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, (F)	265	267
2.350%, 11/15/2021	847	851
Goldman Sachs Group MTN
3.514%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	900	932
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	728	741
Guardian Life Insurance of America
4.850%, 01/24/2077 (C)	145	177
HSBC Bank USA
4.875%, 08/24/2020	450	458
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	261	282
4.250%, 03/14/2024	1,041	1,104
ING Bank
5.800%, 09/25/2023 (C)	1,092	1,212
ING Groep
3.550%, 04/09/2024	500	523
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	335	352
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380%, (F)	623	648
JPMorgan Chase MTN
2.295%, 08/15/2021	551	552
Lincoln National
4.200%, 03/15/2022	355	370
Lloyds Banking Group
4.582%, 12/10/2025	741	802

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Manufacturers & Traders Trust
2.625%, 01/25/2021	$786	$791
MetLife
5.700%, 06/15/2035	80	108
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (C)	275	287
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, (F)	160	163
Morgan Stanley MTN
5.000%, 11/24/2025	275	310
4.350%, 09/08/2026	854	934
Nationwide Building Society
4.000%, 09/14/2026 (C)	747	786
Nationwide Financial Services
5.375%, 03/25/2021 (C)	470	488
Navient
6.625%, 07/26/2021	770	814
Navient MTN
7.250%, 01/25/2022	52	57
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%, (F)	425	456
4.265%, VAR ICE LIBOR USD 3 Month+2.320%, (F)	600	591
Santander Holdings USA
4.400%, 07/13/2027	1,135	1,226
Santander UK
5.000%, 11/07/2023 (C)	700	753
SBA Tower Trust
3.156%, 10/08/2020 (C)	950	951
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.723%, (C)(F)	200	221
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%, (F)	412	444
3.446%, VAR ICE LIBOR USD 3 Month+1.510%, (C)(F)	400	344
Synchrony Financial
4.500%, 07/23/2025	945	1,020
Truist Financial MTN
2.625%, 06/29/2020	400	401
UBS Group
4.125%, 09/24/2025 (C)	689	750
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, (F)	474	523
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	274

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
3.069%, 01/24/2023		881	$899

			42,097

Health Care – 0.6%
AbbVie
4.875%, 11/14/2048		237	274
2.950%, 11/21/2026 (C)		566	576
AmerisourceBergen
4.300%, 12/15/2047		365	379
Centene
4.625%, 12/15/2029 (C)		167	176
4.250%, 12/15/2027 (C)		146	150
Cigna
4.375%, 10/15/2028		382	423
4.125%, 11/15/2025		286	310
3.750%, 07/15/2023		242	254
Gilead Sciences
2.550%, 09/01/2020		1,137	1,142
Mylan
3.950%, 06/15/2026		437	456
Takeda Pharmaceutical
4.400%, 11/26/2023		820	881
Zimmer Biomet Holdings
2.700%, 04/01/2020		480	480

			5,501

Industrials – 0.6%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (C)		670	686
Alfa
5.250%, 03/25/2024 (C)		660	713
Embraer Netherlands Finance BV
5.400%, 02/01/2027		670	754
General Electric
0.875%, 05/17/2025	EUR	825	930
Lima Metro Line 2 Finance
5.875%, 07/05/2034		248	287
4.350%, 04/05/2036 (C)		225	238
Odebrecht Finance
7.125%, 06/26/2042 (C)(E)		444	26
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (C)		409	439
TransDigm
6.250%, 03/15/2026 (C)		405	438
United Technologies
3.950%, 08/16/2025		570	622

			5,133

Information Technology – 0.4%
Broadcom
4.250%, 04/15/2026 (C)		378	401

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 01/15/2027	$486	$505
3.625%, 01/15/2024	182	189
3.625%, 10/15/2024 (C)	360	374
CommScope Finance
6.000%, 03/01/2026 (C)	315	335
5.500%, 03/01/2024 (C)	228	238
Global Payments
4.000%, 06/01/2023	392	413
Lam Research
2.800%, 06/15/2021	640	647
Seagate HDD Cayman
4.750%, 01/01/2025	209	223

		3,325

Materials – 0.8%
Alpek
4.250%, 09/18/2029 (C)	203	207
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (C)	1,130	1,125
Celulosa Arauco y Constitucion
4.200%, 01/29/2030 (C)	380	381
DuPont de Nemours
4.493%, 11/15/2025	690	760
4.205%, 11/15/2023	690	738
Eastman Chemical Co
3.800%, 03/15/2025	318	336
GUSAP III
4.250%, 01/21/2030 (C)	675	686
Inversiones CMPC
4.375%, 05/15/2023	389	403
4.375%, 04/04/2027	1,080	1,135
Suzano Austria GmbH
6.000%, 01/15/2029	713	804

		6,575

Real Estate – 0.1%
Host Hotels & Resorts
3.750%, 10/15/2023	16	17
Welltower
4.000%, 06/01/2025	550	592

		609

Utilities – 0.4%
AES
4.000%, 03/15/2021	463	469
Enel Chile
4.875%, 06/12/2028	650	718
Exelon Generation
2.950%, 01/15/2020	619	619
Israel Electric
5.000%, 11/12/2024 (C)	792	870

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048	$230	$290
Terraform Global Operating
6.125%, 03/01/2026 (C)(D)	188	196

		3,162

Total Corporate Obligations (Cost $88,803) ($ Thousands)		92,704

MORTGAGE-BACKED SECURITIES – 7.6%

Agency Mortgage-Backed Obligations – 0.6%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
4.410%, VAR ICE LIBOR USD 1 Month+6.150%, 06/15/2047	2,235	457
FHLMC CMO, Ser 2017-4727, Cl SA, IO
4.460%, VAR ICE LIBOR USD 1 Month+6.200%,11/15/2047	1,888	357
FNMA CMO, Ser 2011-131, Cl ST, IO
4.748%, VAR ICE LIBOR USD 1 Month+6.540%,12/25/2041	1,145	248
FNMA CMO, Ser 2014-17, Cl SA, IO
4.258%, VAR ICE LIBOR USD 1 Month+6.050%, 04/25/2044	2,696	507
FNMA CMO, Ser 2014-78, Cl SE, IO
4.308%, VAR ICE LIBOR USD 1 Month+6.100%,12/25/2044	2,042	390
FNMA CMO, Ser 2014-92, Cl SX, IO
4.308%, VAR ICE LIBOR USD 1 Month+6.100%, 01/25/2045	2,338	474
FNMA CMO, Ser 2016-77, Cl DS, IO
4.208%, VAR ICE LIBOR USD 1 Month+6.000%,10/25/2046	2,108	392
FNMA CMO, Ser 2017-62, Cl AS, IO
4.358%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2047	2,312	420
FNMA CMO, Ser 2017-81, Cl SA, IO
4.408%, VAR ICE LIBOR USD 1 Month+6.200%,10/25/2047	2,275	450
FNMA CMO, Ser 2017-97, Cl LS, IO
4.408%, VAR ICE LIBOR USD 1 Month+6.200%,12/25/2047	2,411	532
GNMA CMO, Ser 2017-122, Cl SA, IO
4.435%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2047	1,578	301

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-134, Cl SE, IO
4.435%, VAR ICE LIBOR USD 1 Month+6.200%, 09/20/2047	$1,755	$276

		4,804

Non-Agency Mortgage-Backed Obligations — 7.0%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	78	73
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	4	4
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	349	283
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	258	210
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	178	159
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
2.740%, VAR ICE LIBOR USD 1 Month+1.000%, 05/15/2035 (C)	1,000	999
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
2.740%, VAR ICE LIBOR USD 1 Month+1.000%, 11/15/2033 (C)	1,610	1,611
Bellemeade Re, Ser 2018-2A, Cl M1B
3.142%, VAR ICE LIBOR USD 1 Month+1.350%, 08/25/2028 (C)	289	289
Bellemeade Re, Ser 2018-3A, Cl M1B
3.642%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (C)	570	571
Bellemeade Re, Ser 2019-2A, Cl M1C
3.792%, VAR ICE LIBOR USD 1 Month+2.000%, 04/25/2029 (C)	481	481
Bellemeade Re, Ser 2019-3A, Cl M1C
3.742%, VAR ICE LIBOR USD 1 Month+1.950%, 07/25/2029 (C)	340	341
Bellemeade Re, Ser 2019-3A, Cl M1B
3.392%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (C)	466	466
Bellemeade Re, Ser 2019-4A, Cl M1B
3.792%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2029 (C)	675	675
BFLD, Ser 2019-DPLO, Cl D
3.580%, VAR ICE LIBOR USD 1 Month+1.840%, 10/15/2034 (C)	332	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BHMS, Ser 2018-ATLS, Cl A
2.990%, VAR ICE LIBOR USD 1 Month+1.250%, 07/15/2035 (C)	$774	$773
BX Trust, Ser 2018-EXCL, Cl A
2.827%, VAR ICE LIBOR USD 1 Month+1.088%, 09/15/2037 (C)	867	865
CCUBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%, 11/15/2050 (G)	1,115	1,186
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	670	697
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	915	946
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	124	97
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	189	146
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	91	69
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.418%, 04/10/2046 (C)(G)	343	354
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	1,013
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	435	467
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	540	574
CLNY Trust, Ser 2019-IKPR, Cl D
3.765%, VAR ICE LIBOR USD 1 Month+2.025%, 11/15/2038 (C)	680	674
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.107%, 07/10/2046 (C)(G)	740	751
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	870	918
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	545	580
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	250	260
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (C)	176	175

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.192%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (C)	$506	$512
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
4.092%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (C)	336	339
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
3.942%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2031 (C)	171	172
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
3.892%, VAR ICE LIBOR USD 1 Month+2.100%, 06/25/2039 (C)	508	511
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
3.792%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2039 (C)	343	345
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
3.892%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/2039 (C)	529	534
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
3.892%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (C)	900	909
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	436	456
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,090	1,162
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
2.794%, VAR ICE LIBOR USD 1 Month+1.030%, 11/19/2035 (C)	761	761
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
1.982%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	446	233
Eagle RE, Ser 2018-1, Cl M1
3.492%, VAR ICE LIBOR USD 1 Month+1.700%, 11/25/2028 (C)	168	168
FHLMC STACR Remic Trust, Ser 2019-HQA4,Cl M1
2.562%, VAR ICE LIBOR USD 1 Month+0.770%, 11/25/2049 (C)	675	675
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
3.842%, VAR ICE LIBOR USD 1 Month+2.050%, 07/25/2049 (C)	80	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
3.658%, VAR ICE LIBOR USD 1 Month+1.950%, 10/25/2049 (C)	$670	$671
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
3.942%, VAR ICE LIBOR USD 1 Month+2.150%, 11/25/2048 (C)	363	363
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
3.642%, VAR ICE LIBOR USD 1 Month+1.850%, 09/25/2049 (C)	450	450
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
5.792%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	756	806
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.442%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	373	402
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
5.042%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	635	667
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
4.292%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	450	460
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2
4.442%, VAR ICE LIBOR USD 1 Month+2.650%, 12/25/2029	250	257
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	177	134
FNMA Connecticut Avenue Securities,Ser 2014-C03, Cl 1M2
4.792%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	307	323
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.792%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	127	137
FNMA Connecticut Avenue Securities,Ser 2015-C01, Cl 1M2
6.092%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	270	287
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
5.792%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	276	286

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities,Ser 2015-C02, Cl 1M2
5.792%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	$513	$544
FNMA Connecticut Avenue Securities,Ser 2015-C03, Cl 1M2
6.792%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	595	648
FNMA Connecticut Avenue Securities,Ser 2015-C03, Cl 2M2
6.792%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	575	611
FNMA Connecticut Avenue Securities,Ser 2015-C04, Cl 1M2
7.492%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	203	225
FNMA Connecticut Avenue Securities,Ser 2015-C04, Cl 2M2
7.342%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	546	583
FNMA Connecticut Avenue Securities,Ser 2016-C01, Cl 2M2
8.742%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	508	555
FNMA Connecticut Avenue Securities,Ser 2016-C01, Cl 1M2
8.542%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	788	877
FNMA Connecticut Avenue Securities,Ser 2016-C02, Cl 1M2
7.792%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	665	732
FNMA Connecticut Avenue Securities,Ser 2016-C03, Cl 2M2
7.692%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,172	1,265
FNMA Connecticut Avenue Securities,Ser 2016-C05, Cl 2M2
6.242%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	804	849
FNMA Connecticut Avenue Securities,Ser 2017-C04, Cl 2M2
4.642%, VAR ICE LIBOR USD 1 Month+2.850%, 11/25/2029	695	719
GS Mortgage Securities II, Ser 2018-GS9,Cl A4
3.992%, 03/10/2051 (G)	1,350	1,480
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.990%, 01/10/2047 (C)(G)	679	569

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2019-BOCA, Cl A
2.940%, VAR ICE LIBOR USD 1 Month+1.200%, 06/15/2038 (C)	$331	$331
GS Mortgage Securities Trust, Ser 2019-SMP,Cl A
2.890%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2032 (C)	450	450
Home RE, Ser 2018-1, Cl M1
3.392%, VAR ICE LIBOR USD 1 Month+1.600%, 10/25/2028 (C)	286	286
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
2.042%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	126	113
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	925	981
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.852%, 09/15/2047 (G)	18,237	601
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	540	578
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	1,092	1,168
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.072%, 09/15/2050 (G)	6,709	397
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	954
LB-UBS Commercial Mortgage Trust,Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (G)	221	118
LSTAR Commercial Mortgage Trust,Ser 2016-4, Cl A2
2.579%, 03/10/2049 (C)	971	962
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	920	973
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056 (D)	117	117
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
3.690%, VAR ICE LIBOR USD 1 Month+1.950%, 11/15/2026 (C)(D)	204	204
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4 3.596%, 12/15/2049	835	889

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Mortgage Insurance-Linked Notes, Ser 2019-1, Cl M1
3.674%, VAR ICE LIBOR USD 1 Month+1.900%, 11/26/2029 (C)	$553	$555
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
2.523%, VAR ICE LIBOR USD 1 Month+0.784%, 07/15/2033 (C)	910	908
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
3.240%, VAR ICE LIBOR USD 1 Month+1.500%, 07/15/2036 (C)	313	313
Oaktown Re III, Ser 2019-1A, Cl M1B
3.742%, VAR ICE LIBOR USD 1 Month+1.950%, 07/25/2029 (C)	338	337
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
3.700%, VAR ICE LIBOR USD 1 Month+2.000%, 03/27/2024 (C)	286	285
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
4.450%, VAR ICE LIBOR USD 1 Month+2.750%, 05/27/2023 (C)	486	489
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
4.614%, VAR ICE LIBOR USD 1 Month+2.700%, 10/27/2022 (C)	219	220
Radnor RE, Ser 2019-1, Cl M1B 3.742%, VAR ICE LIBOR USD 1
Month+1.950%, 02/25/2029 (C)	313	313
Radnor RE, Ser 2019-2, Cl M1B 3.542%, VAR ICE LIBOR USD 1
Month+1.750%, 06/25/2029 (C)	486	486
Starwood Retail Property Trust, Ser 2014- STAR, Cl A
3.210%, VAR ICE LIBOR USD 1 Month+1.470%, 11/15/2027 (C)	1,607	1,602
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	1,155	1,298
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/2051	900	987
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%, 03/15/2051 (G)	1,410	1,562
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	$485	$517
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.474%, 09/15/2048 (G)	794	813
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO
1.955%, 07/15/2048 (G)	3,833	372
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.313%, 11/15/2049 (G)	925	979
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.292%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (C)(D)	141	152
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.042%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (C)(D)	472	525

		61,236

Total Mortgage-Backed Securities (Cost $64,552) ($ Thousands)		66,040

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%
FFCB
2.050%, 11/25/2025 ^	2,800	2,795
1.950%, VAR Fed Res Daily Prime-2.800%, 11/23/2021 ^	4,000	4,010
1.950%, VAR Fed Res Daily Prime-2.800%, 03/14/2022 ^	2,500	2,505
1.946%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022 ^	1,200	1,199
1.940%, VAR Fed Res Daily Prime-2.810%, 05/20/2022 ^	2,800	2,807
1.850%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022 ^	2,500	2,499
1.835%, VAR ICE LIBOR USD 1 Month+0.090%, 11/18/2021 ^	2,400	2,399
1.834%, VAR ICE LIBOR USD 1 Month+0.130%, 11/05/2021 ^	3,500	3,502
1.796%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022 ^	2,000	1,994
1.740%, VAR United States Secured Overnight Financing Rate+0.200%, 04/22/2022 ^	4,700	4,692

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLB
2.250%, 08/05/2022 ^	3,400	$3,402
2.000%, 08/21/2024 ^	1,500	1,484
1.625%, 12/20/2021 ^	1,400	1,401
FHLB DN
1.564%, 01/23/2020 ^(A)	1,000	999
FHLMC
2.010%, 08/28/2024 ^	1,000	1,000
2.000%, 08/19/2021 ^	2,700	2,701
FHLMC MTN
2.050%, 08/26/2022 ^	1,000	1,000
1.670%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022 ^	8,100	8,069
FNMA
1.950%, 10/28/2022 ^	1,300	1,300
1.640%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/2020 ^	1,000	1,000
1.615%, VAR United States Secured Overnight Financing Rate+0.075%, 10/30/2020 ^	4,500	4,501
1.580%, VAR United States Secured Overnight Financing Rate+0.040%, 01/29/2021 ^	2,600	2,598

Total U.S. Government Agency Obligations (Cost $57,898) ($ Thousands)		57,857

	Face Amount (Thousands)

SOVEREIGN DEBT — 2.7%
Egypt Government International Bond MTN
6.125%, 01/31/2022 (C)	291	303
Japan Treasury Discount Bills
-0.113%, 03/16/2020 (A)(H)	JPY 505,700	4,655
-0.168%, 02/17/2020 (A)(H)	JPY 332,650	3,062
-0.217%, 01/20/2020 (A)(H)	JPY 150,000	1,380
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY 480,788	4,537
Malaysia Government International Bond
3.882%, 03/10/2022	4,695	1,169
Netherlands Government International Bond
0.250%, 07/15/2029 (C)	4,565	5,273
South Africa Government International Bond
8.000%, 01/31/2030	ZAR 51,956	3,466

Total Sovereign Debt (Cost $23,570) ($ Thousands)		23,845

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 1.9%

Automotive — 1.2%
Avis Budget Rental Car Funding AESOP,Ser 2016-1A, Cl A
2.990%, 06/20/2022 (C)	$646	$653
Avis Budget Rental Car Funding AESOP,Ser 2018-1A, Cl A
3.700%, 09/20/2024 (C)	930	966
Avis Budget Rental Car Funding AESOP,Ser 2018-2A, Cl A
4.000%, 03/20/2025 (C)	1,080	1,141
Exeter Automobile Receivables Trust,Ser 2016-1A, Cl D
8.200%, 02/15/2023 (C)	440	454
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (C)	920	924
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (C)	545	579
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (C)	450	458
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (C)	51	50
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (C)	925	940
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	675	676
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (C)	491	492
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	1,160	1,166
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	470	481
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	535	549
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (C)	900	927

		10,456

Credit Cards — 0.3%
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,405	1,421
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	710	726
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	770	770

		2,917

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 0.4%
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (C)	$11	$11
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (C)	78	78
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (C)	96	96
Marlette Funding Trust, Ser 2018-3A, Cl A
3.200%, 09/15/2028 (C)	258	259
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (C)	211	212
Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A
3.190%, 07/15/2025 (C)	341	343
SoFi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	770	773
SoFi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (C)	60	60
SoFi Consumer Loan Program, Ser 2016-3,Cl A
3.050%, 12/26/2025 (C)	92	92
SoFi Consumer Loan Program, Ser 2017-2,Cl A
3.280%, 02/25/2026 (C)	124	124
SoFi Consumer Loan Program, Ser 2017-5,Cl A2
2.780%, 09/25/2026 (C)	581	582
SoFi Consumer Loan Program, Ser 2018-3,Cl A2
3.670%, 08/25/2027 (C)	697	705

		3,335

Total Asset-Backed Securities (Cost $16,409) ($ Thousands)		16,708

	Number of Rights

RIGHTS — 0.0%
Celgene Corp *‡‡	8,207	25

Total Rights (Cost $17) ($ Thousands)		25

Total Investments in Securities — 126.0% (Cost $1,039,005) ($ Thousands)		$1,093,910

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT— (13.1)%

Communication Services — (0.6)%
Altice USA Inc, Cl A *	(2,700)	$(74)
AMC Networks Inc, Cl A *	(900)	(36)
Charter Communications Inc, Cl A *	(1,760)	(854)
Comcast Corp, Cl A	(51,500)	(2,316)
Discovery Inc, Cl A *	(2,200)	(72)
Discovery Inc, Cl C *	(4,500)	(137)
DISH Network Corp, Cl A *	(3,100)	(110)
Fox Corp	(6,667)	(246)
Interpublic Group of Cos Inc/The	(4,700)	(109)
John Wiley & Sons Inc, Cl A	(1,000)	(49)
Liberty Broadband Corp, Cl C *	(1,300)	(163)
Liberty Latin America Ltd, Cl C *	(2,600)	(51)
Liberty Media Corp-Liberty SiriusXM *	(3,200)	(154)
New York Times Co/The, Cl A	(2,000)	(64)
News Corp, Cl A	(4,700)	(66)
News Corp, Cl B	(4,000)	(58)
Nexstar Media Group Inc, Cl A	(600)	(70)
Omnicom Group Inc	(3,000)	(243)
Scholastic Corp, Cl B	(1,400)	(54)
Sinclair Broadcast Group Inc, Cl A	(900)	(30)
Sirius XM Holdings Inc	(17,300)	(124)
TEGNA Inc	(2,600)	(43)
ViacomCBS Inc, Cl B	(3,800)	(159)

		(5,282)

Consumer Discretionary — (8.6)%
Aaron’s Inc	(1,000)	(57)
Acushnet Holdings Corp	(2,200)	(71)
Adient PLC	(8,118)	(173)
Adtalem Global Education Inc *	(1,347)	(47)
Advance Auto Parts Inc	(729)	(117)
Amazon.com Inc, Cl A *	(3,290)	(6,079)
American Axle & Manufacturing Holdings Inc *	(10,057)	(108)
American Eagle Outfitters Inc	(1,300)	(19)
American Outdoor Brands Corp *	(3,600)	(33)
Aptiv PLC	(21,570)	(2,049)
Aramark	(6,948)	(302)
AutoZone Inc *	(294)	(350)
Bed Bath & Beyond Inc	(2,627)	(45)
Best Buy Co Inc	(2,653)	(233)
BJ’s Restaurants Inc	(800)	(30)
Bloomin’ Brands Inc	(3,280)	(72)
Booking Holdings Inc *	(459)	(943)
BorgWarner Inc	(17,364)	(753)
Boyd Gaming Corp	(2,081)	(62)
Bright Horizons Family Solutions Inc *	(1,779)	(267)
Brinker International Inc	(777)	(33)
Brunswick Corp/DE	(4,039)	(242)
Burlington Stores Inc *	(684)	(156)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Caesars Entertainment Corp *	(12,340)	$(168)
Callaway Golf Co	(2,933)	(62)
Capri Holdings Ltd *	(5,308)	(202)
CarMax Inc *	(1,666)	(146)
Carnival Corp	(11,171)	(568)
Carter’s Inc	(1,763)	(193)
Carvana Co, Cl A *	(800)	(74)
Cavco Industries Inc *	(400)	(78)
Cheesecake Factory Inc/The	(1,734)	(67)
Chegg Inc *	(3,500)	(133)
Chipotle Mexican Grill Inc, Cl A *	(598)	(501)
Choice Hotels International Inc	(1,298)	(134)
Churchill Downs Inc	(800)	(110)
Columbia Sportswear Co	(1,552)	(155)
Cooper Tire & Rubber Co	(4,508)	(130)
Cooper-Standard Holdings Inc *	(1,651)	(55)
Core-Mark Holding Co Inc, Cl A	(1,300)	(35)
Cracker Barrel Old Country Store Inc	(706)	(109)
Crocs Inc *	(1,800)	(75)
Dana Inc	(10,723)	(195)
Darden Restaurants Inc	(3,474)	(379)
Dave & Buster’s Entertainment Inc	(1,437)	(58)
Deckers Outdoor Corp *	(1,302)	(220)
Dick’s Sporting Goods Inc	(1,400)	(69)
Dine Brands Global Inc	(800)	(67)
Dollar General Corp	(2,834)	(442)
Dollar Tree Inc *	(2,364)	(222)
Domino’s Pizza Inc	(1,173)	(345)
Dorman Products Inc *	(2,452)	(186)
DR Horton Inc	(15,204)	(802)
Dunkin’ Brands Group Inc	(2,118)	(160)
eBay Inc	(8,791)	(317)
Eldorado Resorts Inc *	(1,993)	(119)
Etsy Inc *	(1,200)	(53)
Expedia Group Inc	(1,884)	(204)
Five Below Inc *	(500)	(64)
Foot Locker Inc, Cl A	(1,280)	(50)
Ford Motor Co	(341,571)	(3,177)
Fossil Group Inc *	(1,769)	(14)
Fox Factory Holding Corp *	(3,322)	(231)
frontdoor Inc *	(1,800)	(85)
Gap Inc/The	(3,504)	(62)
Garmin Ltd	(6,422)	(627)
General Motors Co	(109,408)	(4,004)
Gentex Corp	(22,161)	(642)
Gentherm Inc *	(2,900)	(129)
Genuine Parts Co	(1,935)	(206)
G-III Apparel Group *	(2,073)	(69)
Goodyear Tire & Rubber Co/The	(18,271)	(284)
GoPro Inc, Cl A *	(8,139)	(35)
Graham Holdings Co, Cl B	(188)	(120)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Grand Canyon Education Inc *	(1,155)	$(111)
Grubhub Inc *	(932)	(45)
H&R Block Inc	(5,300)	(124)
Hanesbrands Inc	(14,234)	(211)
Harley-Davidson Inc, Cl A	(13,618)	(506)
Hasbro Inc	(4,896)	(517)
Helen of Troy Ltd *	(1,200)	(216)
Hilton Grand Vacations Inc *	(3,600)	(124)
Hilton Worldwide Holdings Inc	(7,265)	(806)
Home Depot Inc/The	(11,559)	(2,524)
Hyatt Hotels Corp, Cl A	(1,294)	(116)
Installed Building Products Inc *	(578)	(40)
International Game Technology PLC	(100)	(1)
iRobot *	(1,447)	(73)
Jack in the Box Inc	(613)	(48)
K12 Inc *	(1,600)	(33)
KB Home	(3,177)	(109)
Kohl’s Corp	(1,739)	(89)
Kontoor Brands Inc	(1,996)	(84)
L Brands Inc	(2,881)	(52)
Las Vegas Sands Corp	(9,482)	(655)
Laureate Education Inc, Cl A *	(3,600)	(63)
La-Z-Boy Inc, Cl Z	(1,827)	(58)
LCI Industries	(2,212)	(237)
Lear Corp	(5,258)	(721)
Leggett & Platt Inc	(5,808)	(295)
Lennar Corp, Cl A	(12,620)	(704)
Lennar Corp, Cl B	(600)	(27)
LGI Homes *	(772)	(55)
Lithia Motors Inc, Cl A	(400)	(59)
LKQ Corp *	(3,205)	(114)
Lowe’s Cos Inc	(8,435)	(1,010)
Lululemon Athletica Inc *	(5,325)	(1,234)
M/I Homes Inc *	(800)	(31)
Macy’s Inc	(3,778)	(64)
Malibu Boats Inc, Cl A *	(1,000)	(41)
Marriott International Inc/MD, Cl A	(7,641)	(1,157)
Marriott Vacations Worldwide	(1,170)	(151)
Mattel Inc *	(12,569)	(170)
McDonald’s Corp	(19,965)	(3,945)
MDC Holdings Inc	(1,894)	(72)
Meritage Homes Corp *	(1,403)	(86)
MGM Resorts International	(14,228)	(473)
Modine Manufacturing Co *	(4,228)	(33)
Mohawk Industries Inc *	(2,766)	(377)
Monro Inc	(600)	(47)
Movado Group Inc	(1,300)	(28)
Murphy USA Inc *	(700)	(82)
Newell Brands Inc, Cl B	(15,908)	(306)
NIKE Inc, Cl B	(53,426)	(5,413)
Nordstrom Inc	(1,200)	(49)

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Norwegian Cruise Line Holdings Ltd *	(5,838)	$(341)
NVR Inc *	(151)	(575)
Ollie’s Bargain Outlet Holdings Inc *	(700)	(46)
O’Reilly Automotive Inc *	(899)	(394)
Oxford Industries Inc, Cl A	(976)	(74)
Papa John’s International Inc, Cl A	(1,000)	(63)
Penn National Gaming Inc *	(2,994)	(77)
Planet Fitness Inc, Cl A *	(2,337)	(175)
Polaris Inc	(2,513)	(256)
Pool Corp	(250)	(53)
PulteGroup Inc	(11,530)	(447)
PVH Corp	(3,001)	(316)
Qurate Retail Inc *	(4,390)	(37)
Ralph Lauren Corp, Cl A	(2,263)	(265)
Red Rock Resorts Inc, Cl A	(1,813)	(43)
Ross Stores Inc	(3,897)	(454)
Royal Caribbean Cruises Ltd	(4,972)	(664)
Scientific Games Corp, Cl A *	(1,378)	(37)
SeaWorld Entertainment Inc *	(1,700)	(54)
Service Corp International/US	(5,517)	(254)
ServiceMaster Global Holdings Inc *	(3,955)	(153)
Shake Shack Inc, Cl A *	(800)	(48)
Six Flags Entertainment Corp	(2,252)	(102)
Skechers U.S.A. Inc, Cl A *	(5,508)	(238)
Skyline Champion Corp *	(2,000)	(63)
Standard Motor Products Inc	(1,495)	(80)
Starbucks Corp	(31,088)	(2,733)
Steven Madden Ltd	(3,865)	(166)
Stoneridge Inc *	(1,578)	(46)
Strategic Education Inc	(560)	(89)
Sturm Ruger & Co Inc	(800)	(38)
Tapestry Inc	(11,394)	(307)
Target Corp, Cl A	(5,273)	(676)
Taylor Morrison Home Corp, Cl A *	(4,033)	(88)
Tempur Sealy International Inc *	(2,311)	(201)
Tenneco Inc, Cl A	(4,455)	(58)
Tesla Inc *	(12,095)	(5,060)
Texas Roadhouse Inc, Cl A	(1,628)	(92)
Thor Industries Inc	(4,625)	(344)
Tiffany & Co	(1,191)	(159)
TJX Cos Inc/The	(13,042)	(796)
Toll Brothers Inc	(6,149)	(243)
TopBuild Corp *	(1,470)	(152)
Tractor Supply Co	(1,329)	(124)
TRI Pointe Group Inc *	(7,259)	(113)
Tupperware Brands Corp	(2,752)	(24)
Ulta Beauty Inc *	(629)	(159)
Under Armour Inc, Cl A *	(8,946)	(193)
Under Armour Inc, Cl C *	(9,106)	(175)
Universal Electronics Inc *	(200)	(10)
Urban Outfitters Inc *	(1,300)	(36)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Vail Resorts Inc	(1,147)	$(275)
VF Corp	(13,374)	(1,333)
Vista Outdoor Inc *	(3,600)	(27)
Visteon Corp *	(2,422)	(210)
Wayfair Inc, Cl A *	(576)	(52)
Wendy’s Co/The	(6,328)	(141)
Whirlpool Corp	(2,702)	(399)
William Lyon Homes, Cl A *	(100)	(2)
Williams-Sonoma Inc	(829)	(61)
Wingstop Inc, Cl A	(1,000)	(86)
Winnebago Industries	(2,403)	(127)
Wolverine World Wide Inc	(3,374)	(114)
WW International Inc *	(1,300)	(50)
Wyndham Destinations Inc	(4,376)	(226)
Wyndham Hotels & Resorts Inc	(3,296)	(207)
Wynn Resorts Ltd	(2,487)	(345)
YETI Holdings Inc *	(500)	(17)
Yum China Holdings Inc	(9,482)	(455)
Yum! Brands Inc	(7,987)	(805)

		(74,782)

Information Technology — (2.4)%
Advanced Micro Devices Inc *	(6,122)	(281)
Amphenol Corp, Cl A	(2,895)	(313)
Analog Devices Inc	(2,810)	(334)
Apple Inc	(22,627)	(6,644)
Applied Materials Inc	(6,764)	(413)
Arista Networks Inc *	(544)	(111)
Arrow Electronics Inc, Cl A *	(1,402)	(119)
Avnet Inc	(1,127)	(48)
Broadcom Inc	(2,735)	(864)
CDW Corp/DE	(1,705)	(244)
Ciena Corp *	(900)	(38)
Cisco Systems Inc	(30,348)	(1,456)
Cognex Corp	(1,768)	(99)
Coherent Inc *	(100)	(17)
CommScope Holding Co Inc *	(2,081)	(30)
Corning Inc, Cl B	(5,902)	(172)
Cree Inc *	(450)	(21)
Cypress Semiconductor Corp	(2,300)	(54)
Dell Technologies Inc, Cl C *	(1,846)	(95)
Dolby Laboratories Inc, Cl A	(984)	(68)
Entegris Inc	(500)	(25)
ePlus Inc *	(700)	(59)
F5 Networks Inc, Cl A *	(597)	(83)
First Solar Inc *	(889)	(50)
FLIR Systems Inc	(881)	(46)
Hewlett Packard Enterprise Co	(12,135)	(193)
HP Inc	(13,487)	(277)
II-VI Inc *	(510)	(17)
Intel Corp	(30,958)	(1,853)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
IPG Photonics Corp *	(169)	$(24)
Jabil Inc	(1,422)	(59)
Juniper Networks Inc	(4,191)	(103)
Keysight Technologies Inc *	(1,553)	(159)
KLA Corp	(1,102)	(196)
Lam Research Corp	(966)	(282)
Littelfuse Inc	(200)	(38)
Marvell Technology Group Ltd	(3,799)	(101)
Maxim Integrated Products Inc	(2,156)	(133)
Microchip Technology Inc	(1,743)	(183)
Micron Technology Inc *	(7,363)	(396)
MKS Instruments Inc	(476)	(52)
Monolithic Power Systems Inc	(422)	(75)
Motorola Solutions Inc	(1,331)	(214)
National Instruments Corp	(900)	(38)
NCR Corp *	(877)	(31)
NetApp Inc	(2,561)	(159)
NETGEAR Inc *	(1,014)	(25)
NVIDIA Corp	(3,945)	(928)
ON Semiconductor Corp *	(2,223)	(54)
Pure Storage Inc, Cl A *	(1,800)	(31)
Qorvo Inc *	(806)	(94)
QUALCOMM Inc	(8,350)	(737)
ScanSource Inc *	(1,700)	(63)
Semtech Corp *	(300)	(16)
Silicon Laboratories Inc *	(400)	(46)
Skyworks Solutions Inc	(1,152)	(139)
SYNNEX Corp	(1,000)	(129)
Tech Data Corp *	(589)	(85)
Teradyne Inc	(834)	(57)
Texas Instruments Inc	(7,170)	(920)
Trimble Inc *	(1,874)	(78)
Universal Display Corp	(422)	(87)
ViaSat Inc *	(797)	(58)
Western Digital Corp	(2,786)	(177)
Xerox Holdings Corp	(2,849)	(105)
Xilinx Inc	(1,896)	(185)
Zebra Technologies Corp, Cl A *	(550)	(140)

		(20,421)

Materials — (1.5)%
Air Products & Chemicals Inc	(3,319)	(780)
Albemarle Corp	(1,562)	(114)
Alcoa Corp *	(3,340)	(72)
Allegheny Technologies Inc *	(1,150)	(24)
AptarGroup Inc	(1,090)	(126)
Ashland Global Holdings Inc	(951)	(73)
Avery Dennison Corp	(1,528)	(200)
Axalta Coating Systems Ltd *	(2,527)	(77)
Balchem Corp	(700)	(71)
Ball Corp	(4,706)	(304)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Berry Global Group Inc *	(1,702)	$(81)
Carpenter Technology Corp	(1,200)	(60)
Celanese Corp, Cl A	(1,972)	(243)
CF Industries Holdings Inc	(3,003)	(143)
Chemours Co/The	(2,499)	(45)
Commercial Metals Co, Cl A	(2,900)	(65)
Corteva Inc	(9,250)	(273)
Crown Holdings Inc *	(2,263)	(164)
Domtar Corp	(1,200)	(46)
Dow Inc	(10,850)	(594)
DuPont de Nemours Inc	(10,950)	(703)
Eagle Materials Inc	(842)	(76)
Eastman Chemical Co	(1,791)	(142)
Ecolab Inc	(4,351)	(840)
Element Solutions Inc *	(4,300)	(50)
FMC Corp	(1,833)	(183)
Freeport-McMoRan Inc, Cl B	(19,249)	(253)
Graphic Packaging Holding Co	(4,952)	(82)
Huntsman Corp	(3,519)	(85)
Ingevity Corp *	(376)	(33)
International Flavors & Fragrances Inc	(1,851)	(239)
International Paper Co	(6,976)	(321)
Linde PLC	(8,117)	(1,728)
Louisiana-Pacific Corp	(1,126)	(33)
LyondellBasell Industries NV, Cl A	(3,775)	(356)
Martin Marietta Materials Inc, Cl A	(854)	(239)
Mosaic Co/The	(4,639)	(100)
NewMarket Corp	(100)	(49)
Newmont Goldcorp Corp	(12,320)	(535)
Nucor Corp	(4,765)	(268)
Olin Corp	(2,032)	(35)
Packaging Corp of America	(1,302)	(146)
PolyOne Corp	(1,400)	(52)
PPG Industries Inc	(3,684)	(492)
Quaker Chemical Corp	(200)	(33)
Reliance Steel & Aluminum Co	(1,198)	(143)
Royal Gold Inc, Cl A	(960)	(117)
RPM International Inc	(2,228)	(171)
Scotts Miracle-Gro Co/The, Cl A	(400)	(42)
Sealed Air Corp	(2,152)	(86)
Sensient Technologies Corp	(900)	(60)
Sherwin-Williams Co/The, Cl A	(1,186)	(692)
Silgan Holdings Inc	(2,300)	(72)
Sonoco Products Co	(2,000)	(123)
Southern Copper Corp	(1,921)	(82)
Steel Dynamics Inc	(3,154)	(107)
United States Steel Corp	(2,100)	(24)
Valvoline Inc	(3,294)	(71)
Vulcan Materials Co	(2,228)	(321)
Westlake Chemical Corp	(375)	(26)
Westrock Co	(3,454)	(148)

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
WR Grace & Co	(579)	$(40)

		(12,953)

Total Common Stock Sold Short (Proceeds $93,820) ($ Thousands)		(113,438)

Total Investments Sold Short — (13.1)% (Proceeds $93,820) ($ Thousands)		$(113,438)

	Contracts

PURCHASED OPTIONS* — 0.0%
Total Purchased Options (I) (Cost $375) ($ Thousands)	422	$98

WRITTEN OPTIONS* — 0.0%
Total Written Options (I) (Premiums Received $108) ($ Thousands)	(364)	$(30)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

A list of the exchange traded option contracts held by the Fund at December 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options ^
March 2020, Coffee ‘C’ Future*	15	$729	$120.00	2/22/2020	$16
March 2020, Wheat Future*	100	2,794	510.00	2/22/2020	16

		3,523			32

Call Options ^
March 2020, Copper*	17	1,189	290.00	2/22/2020	12
March 2020, Copper*	37	2,587	300.00	2/22/2020	11
February 2020, Lean Hogs*	46	1,314	80.00	2/22/2020	10
March 2020, Natural Gas Future*	75	1,620	3.00	2/22/2020	10
January 2020, Nickel LME Future*	44	3,688	17,000.00	1/18/2020	–
March 2020, Sugar No. 11 Future*	60	902	13.50	2/22/2020	23
January 2020, Zinc*	14	798	2,375.00	1/18/2020	–
January 2020, Zinc*	14	799	2,500.00	1/18/2020	–

		12,897			66

Total Purchased Options		$16,420			$98

WRITTEN OPTIONS — 0.0%
Put Options ^
March 2020, Copper*	(37)	$(2,587)	240.00	02/22/20	$(1)
February 2020, Lean Hogs*	(23)	(657)	56.00	02/22/20	(2)
February 2020, Lean Hogs*	(23)	(657)	60.00	02/22/20	(4)
March 2020, Sugar No. 11 Future*	(60)	(902)	12.00	02/22/20	(1)
March 2020, Wheat Future*	(200)	(5,588)	485.00	02/22/20	(10)

		(10,391)			(18)

Call Options ^
March 2020, Coffee ‘C’ Future*	(15)	(729)	150.00	02/22/20	(12)
March 2020, Natural Gas Future*	(6)	(130)	6.00	02/22/20	–

		(859)			(12)

Total Written Options		$(11,250)			$(30)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
Brent Crude^	(47)	Nov-2020	$(2,642)	$(2,877)	$(235)
Brent Crude^	47	May-2020	2,685	3,012	327
Brent Crude^	33	Mar-2020	2,067	2,155	88
Brent Crude^	152	Feb-2020	9,308	10,032	724
Coffee C^	123	Mar-2020	5,281	5,982	701

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Copper^	113	Mar-2020	$7,565	$7,902	$337
Corn^	(15)	Mar-2020	(291)	(291)	–
Corn^	105	Mar-2020	2,010	2,036	26
Corn^	50	Dec-2020	990	1,006	16
Cotton No. 2^	(80)	Mar-2020	(2,662)	(2,762)	(100)
Cotton No. 2^	29	Mar-2020	960	1,001	41
Feeder Cattle^	(29)	Mar-2020	(2,070)	(2,091)	(21)
Feeder Cattle^	6	Mar-2020	429	433	4
Gasoline^	69	Mar-2020	4,912	4,935	23
Gasoline^	(13)	Mar-2020	(930)	(930)	–
Gold^	83	Feb-2020	12,210	12,642	432
ICE White Sugar^	79	Feb-2020	1,357	1,419	62
Japanese 10-Year Government Bond E-MINI	(31)	Mar-2020	(4,335)	(4,334)	1
KC HRW Wheat^	38	Mar-2020	824	923	99
KC HRW Wheat^	(45)	Mar-2020	(1,006)	(1,094)	(88)
Lean Hogs^	(61)	Feb-2020	(1,791)	(1,743)	48
Lean Hogs^	56	Feb-2020	1,657	1,600	(57)
Live Cattle^	(13)	May-2020	(660)	(661)	(1)
Live Cattle^	48	Mar-2020	2,392	2,418	26
LME Lead^	3	Mar-2020	143	145	2
LME Nickel^	31	Mar-2020	2,540	2,609	69
LME Nickel^	9	Mar-2020	771	757	(14)
LME Nickel^	19	Jun-2020	1,610	1,606	(4)
LME Primary Aluminum^	35	Mar-2020	1,540	1,584	44
LME Primary Aluminum^	(42)	Mar-2020	(1,867)	(1,901)	(34)
LME Zinc^	(3)	Mar-2020	(168)	(171)	(3)
LME Zinc^	16	Jun-2020	981	905	(76)
LME Zinc^	38	Mar-2020	2,336	2,161	(175)
Long Gilt 10-Year Bond	(24)	Mar-2020	(4,119)	(4,177)	24
Low Sulphur Gasoil^	57	Mar-2020	3,496	3,484	(12)
Low Sulphur Gasoil^	(42)	Mar-2020	(2,546)	(2,567)	(21)
MSCI EAFE Index	(126)	Mar-2020	(12,818)	(12,830)	(12)
Natural Gas^	344	Feb-2020	7,657	7,424	(233)
NY Harbor ULSD^	100	Mar-2020	8,183	8,469	286
NYMEX Cocoa^	(24)	Mar-2020	(625)	(610)	15
Palladium^	3	Mar-2020	510	573	63
Platinum^	87	May-2020	4,126	4,253	127
S&P 500 Index E-MINI	(158)	Mar-2020	(25,264)	(25,526)	(262)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Silver^	61	Mar-2020	$5,176	$5,466	$290
Soybean^	(34)	Nov-2020	(1,644)	(1,664)	(20)
Soybean^	317	Mar-2020	14,614	15,145	531
Soybean Meal^	94	Mar-2020	2,831	2,864	33
Soybean Meal^	(53)	Mar-2020	(1,608)	(1,615)	(7)
Soybean Oil^	264	Mar-2020	5,034	5,508	474
Sugar No. 11^	(151)	May-2020	(2,276)	(2,270)	6
Sugar No. 11^	80	May-2020	1,124	1,202	78
U.S. 2-Year Treasury Notes	(266)	Apr-2020	(57,341)	(57,323)	18
U.S. 5-Year Treasury Notes	(136)	Apr-2020	(16,181)	(16,131)	50
U.S. 10-Year Treasury Notes	(346)	Mar-2020	(44,800)	(44,434)	366
U.S. Ultra Long Treasury Bond	(6)	Mar-2020	(1,119)	(1,090)	29
Ultra 10-Year U.S. Treasury Notes	25	Mar-2020	3,521	3,518	(3)
Wheat^	131	Mar-2020	3,515	3,660	145
WTI Crude Oil^	212	Feb-2020	12,440	12,883	443

			$(51,968)	$(47,380)	$4,670

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/17/20	USD	672	RUB	43,098	$21
Barclays PLC	01/17/20	NZD	2,485	USD	1,587	(89)
Barclays PLC	01/17/20	RUB	42,916	USD	681	(8)
Barclays PLC	02/13/20	MYR	2,486	USD	592	(18)
BNP Paribas	01/09/20	PLN	4,423	USD	1,154	(14)
BNP Paribas	01/16/20	USD	1,126	EUR	1,009	7
BNP Paribas	01/17/20	USD	1,644	NZD	2,486	33
Brown Brothers Harriman	01/10/20	USD	397	GBP	308	11
Brown Brothers Harriman	01/16/20	USD	5	EUR	4	–
Brown Brothers Harriman	01/30/20	USD	105	JPY	11,376	–
Brown Brothers Harriman	01/30/20	JPY	527,160	USD	4,882	22
Citigroup	01/03/20	BRL	2,657	USD	649	(12)
Citigroup	01/09/20	USD	1,125	PLN	4,422	43
Citigroup	01/30/20	JPY	975,000	USD	9,022	34
Credit Suisse First Boston	01/03/20	USD	626	BRL	2,640	31
HSBC	01/16/20	EUR	4,747	USD	5,280	(54)
Morgan Stanley	01/23/20	ZAR	38,924	USD	2,611	(165)

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	02/13/20	MYR	2,382	USD	567	$(17)
RBS	01/16/20	EUR	1,876	USD	2,068	(40)
Standard Bank	01/23/20	ZAR	8,918	USD	607	(29)

						$(244)

A list of the open OTC swap agreements held by the Fund at, December 31, 2019, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2049	$(634)	$(32)	$(50)	$18
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(13)	(17)	4
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(835)	(42)	(62)	20
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	245	1	17	(16)
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	257	1	18	(17)
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	258	1	18	(17)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(250)	(13)	(33)	20
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(3)	(7)	4
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(2)	(3)	1
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(1)	(1)	—
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(10)	(17)	7
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(10)	(25)	15
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(3)	—	—	—
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(2)	(4)	2
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(106)	(1)	(13)	12
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(220)	(1)	(28)	27
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(20)	—	(3)	3
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(52)	—	(7)	7
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(89)	—	(11)	11
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(356)	(2)	(45)	43
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(254)	(1)	(32)	31
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(2)	(3)	1
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(15)	(2)	(2)	—
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(132)	(15)	(21)	6
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(23)	(3)	(4)	1
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(254)	(29)	(40)	11
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(1,170)	(131)	(188)	57
Citigroup	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(126)	(14)	(19)	5
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(2)	(4)	2
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(10)	(20)	10
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(49)	(2)	(5)	3
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(42)	(2)	(2)	—
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,324)	(67)	2	(69)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(227)	(12)	(15)	3
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(812)	(41)	(51)	10

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	$(55)	$(74)	$19
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,106)	(56)	(118)	62
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(731)	(37)	(80)	43
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,045)	(53)	(117)	64
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(731)	(37)	(82)	45
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(471)	(24)	(57)	33
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(141)	(7)	(17)	10
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(164)	(8)	(17)	9
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(523)	(26)	(60)	34
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(365)	(18)	(42)	24
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(36)	(2)	(6)	4
JPMorgan Chase	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(175)	(9)	(22)	13
CGG	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(254)	(13)	(34)	21
JPMorgan Chase	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(503)	(25)	(62)	37
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(290)	(15)	(31)	16
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(113)	(6)	(13)	7
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(112)	(6)	(13)	7
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(330)	(17)	(35)	18
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(222)	(11)	(24)	13
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(329)	(17)	(45)	28
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(727)	(37)	(84)	47
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(240)	(12)	(33)	21
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(783)	(39)	(84)	45
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	523	3	42	(39)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	6	79	(73)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	6	76	(70)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,287	7	90	(83)
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	21	(29)	50
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(276)	(1)	(45)	44
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(198)	(1)	(32)	31
Citigroup	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(172)	(1)	(26)	25
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2063	(188)	(1)	(29)	28

							$(953)	$(1,701)	$748

	Total Return Swaps ^
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank Limited	Bloomberg Commodity Index 2 Month Forward TR	US T-BILL HIGH DISCOUNT RATE + 16.5 BPS	INDEX RETURN	Monthly	01/24/2020	USD	(1,010)	$9	$–	$9
Macquarie Bank Limited	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	01/24/2020	USD	(12,963)	87	–	87

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Total Return Swaps ^
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank Limited	Macquarie Commodity Product 251E	0.32%	INDEX RETURN	Monthly	01/04/2020	USD	(1,667)	$(13)	$–	$(13)
Merrill Lynch	Bloomberg Commodity Index 2 Month Forward TR	US T-BILL HIGH DISCOUNT RATE + 8 BPS	INDEX RETURN	Monthly	01/24/2020	USD	(1,648)	14	–	14
Merrill Lynch	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	01/24/2020	USD	(12,346)	83	–	83
Merrill Lynch	BofA Merril Lynch Commodity MLBXCS3E	3-Month U.S. Treasury rate plus 22 BPS	INDEX RETURN	Monthly	01/04/2020	USD	(2,918)	(7)	–	(7)
Societe Generale	Bloomberg Commodity Index 2 Month Forward TR	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	01/24/2020	USD	(1,795)	15	–	15
Societe Generale	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	01/24/2020	USD	(7,557)	51	–	51
Societe Generale	Societe Generale Commodities Custom Alpha 061	0.35%	INDEX RETURN	Monthly	01/04/2020	USD	(3,111)	6	–	6

								$245	$–	$245

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2019, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.HY.32	Buy	1.00%	Quarterly	06/20/2024	$7,070	$(184)	$(115)	$(69)

						$(184)	$(115)	$(69)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.403%	3-MONTH USD - LIBOR	Quarterly	04/02/2021	USD	7,800	$(112)	$–	$(112)
1.7635%	3-MONTH USD - LIBOR	Quarterly	12/13/2029	USD	2,530	31	–	31
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,230	51	–	51
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	4,220	(100)	–	(100)
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	1,075	(48)	–	(48)
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	10,400	(459)	–	(459)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,490	12	–	12
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,490	13	–	13
1.60%	3-MONTH USD - LIBOR	Quarterly	10/25/2026	USD	6,110	78	–	78
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	2,717	(97)	–	(97)
2.49	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,710	(67)	–	(67)
3 MONTH USD - LIBOR	2.31%	Quarterly	05/18/2025	USD	2,820	(85)	–	(85)
1.99%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,760	(36)	–	(36)
3-MONTH SEK - STIBOR	-0.0165%	Annually	08/30/2024	SEK	153,850	(404)	–	(404)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH CAD - CDOR	1.6225%	Semi-Annually	08/27/2021	CAD	35,050	$(194)	$–	$(194)
2.2875%	3-MONTH USD - LIBOR	Quarterly	05/24/2021	USD	6,795	(53)	–	(53)
2.51%	3-MONTH USD - LIBOR	Quarterly	04/18/2021	USD	1,560	(17)	–	(17)
2.403%	3-MONTH USD - LIBOR	Semi-Annually	04/02/2021	USD	–	–	–	–
6-MONTH JPY - LIBOR	.08%	Semi-Annually	12/13/2029	JPY	1,460,320	(72)	–	(72)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,190	(101)	–	(101)

						$(1,660)	$–	$(1,660)

A list of the open reverse repurchase agreements held by the Fund at December 31, 2019 is as follows:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(31,955)	Chase Securities	2.55%	Open Ended	$(31,955)
(31,074)	Chase Securities	1.95%	Open Ended	(31,074)
(32,597)	Chase Securities	1.93%	Open Ended	(32,597)
(27,906)	Chase Securities	1.67%	Open Ended	(27,906)
(34,537)	Chase Securities	1.65%	Open Ended	(34,537)
(30,983)	Chase Securities	1.64%	Open Ended	(30,983)
(40,263)	Chase Securities	1.62%	Open Ended	(40,263)

				$(229,315)

Percentages are based on Net Assets of $868,342 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
^	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of December 31, 2019.
‡‡	Expiration date not available.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security is a Master Limited Partnership. At December 31, 2019, such securities amounted to $28 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $70,035 ($ Thousands), representing 8.1% of the Net Assets of the Fund.

(D)	Securities considered illiquid. The total value of such securities as of December 31, 2019 was $1,223 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.
(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(I)	Refer to table below for details on Options Contracts.

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

KC HRW — Kansas City Hard Red Winter

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

Ltd — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MYR — Malaysian Ringgit

NYMEX — New York Mercantile Exchange

NZD — New Zealand Dollar

OTC — Over the counter

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P— Standard & Poor’s

SEK — Swedish Krona

SER — Series

STIBOR — Stockholm Interbank Offered Rate

ULSD — Ultra-Low Sulfur Diesel

USD— United States Dollar

WTI — West Texas Intermediate

ZAR— South African Rand

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	587,650	–	587,650
Common Stock	249,081	–	–	249,081
Corporate Obligations	–	92,704	–	92,704
Mortgage-Backed Securities	–	66,040	–	66,040
U.S. Government Agency
Obligations	–	57,857	–	57,857
Sovereign Debt	–	23,845	–	23,845
Asset-Backed Securities	–	16,708	–	16,708
Right	25	–	–	25

Total Investments in Securities	249,106	844,804	–	1,093,910

Securities Sold Short	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	(113,438)	–	–	(113,438)

Total Securities Sold Short	(113,438)	–	–	(113,438)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	98	–	–	98
Written Options	(30)	–	–	(30)
Futures Contracts *
Unrealized Appreciation	6,048	–	–	6,048
Unrealized Depreciation	(1,378)	–	–	(1,378)
Forward Contracts *
Unrealized Appreciation	–	202	–	202
Unrealized Depreciation	–	(446)	–	(446)
OTC Swap Contracts
Credit Default Swaps *
Unrealized Appreciation	–	1,132	–	1,132
Unrealized Depreciation	–	(384)	–	(384)
Total Return Swaps *
Unrealized Appreciation	–	265	–	265
Unrealized Depreciation	–	(20)	–	(20)
Centrally Cleared Swap Contracts
Credit Default Swap *
Unrealized Depreciation	–	(69)	–	(69)
Interest Rate Swaps *
Unrealized Appreciation	–	185	–	185
Unrealized Depreciation	–	(1,845)	–	(1,845)
Reverse Repurchase Agreements	–	(229,315)	–	(229,315)

Total Other Financial Instruments	4,738	(230,295)	–	(225,557)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

As of December 31, 2019, the Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $20.7 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$-	$(990,079)	$(990,079)
Maximum potential amount of future payments	-	-	-	20,697,000	20,697,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
101-200	$-	$-	$-	$-	$1,305,000	$1,305,000
Greater than 400	-	-	-	-	19,392,000	19,392,000
Total	$-	$-	$-	$-	$20,697,000	$20,697,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 33.3%
U.S. Treasury Bills (A)
1.546%, 02/13/2020	$147,497	$147,241
1.531%, 02/06/2020	36,914	36,860
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	798	1,065
3.625%, 04/15/2028	129	164
3.375%, 04/15/2032	446	613
2.500%, 01/15/2029	773	932
2.375%, 01/15/2025	1,259	1,403
2.375%, 01/15/2027	800	923
2.125%, 02/15/2040	433	567
2.125%, 02/15/2041	479	631
2.000%, 01/15/2026	1,070	1,190
1.750%, 01/15/2028	766	860
1.375%, 02/15/2044	906	1,069
1.125%, 01/15/2021	1,851	1,868
1.000%, 02/15/2046	721	793
1.000%, 02/15/2048	746	825
1.000%, 02/15/2049	655	711
0.875%, 01/15/2029	8,358	8,875
0.875%, 02/15/2047	708	759
0.750%, 07/15/2028	692	728
0.750%, 07/15/2028	846	890
0.750%, 02/15/2042	841	874
0.750%, 02/15/2045	1,060	1,099
0.625%, 07/15/2021	605	612
0.625%, 04/15/2023	3,008	3,054
0.625%, 01/15/2024	2,167	2,213
0.625%, 01/15/2026	1,203	1,240
0.625%, 02/15/2043	556	562
0.500%, 04/15/2024	1,576	1,602
0.500%, 01/15/2028	1,582	1,623
0.375%, 07/15/2023	566	574
0.375%, 07/15/2025	2,250	2,296
0.375%, 01/15/2027	1,542	1,565
0.375%, 07/15/2027	1,372	1,399
0.250%, 01/15/2025	1,830	1,846
0.250%, 07/15/2029	1,569	1,585
0.125%, 04/15/2021	2,237	2,232
0.125%, 01/15/2022	87	87
0.125%, 04/15/2022	4,438	4,432
0.125%, 07/15/2022	2,791	2,803
0.125%, 01/15/2023	474	474
0.125%, 07/15/2024	2,219	2,232
0.125%, 10/15/2024	807	812

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 07/15/2026	$1,640	$1,645

Total U.S. Treasury Obligations (Cost $243,281) ($ Thousands)		245,828

COMMERCIAL PAPER (A) – 28.6%

Communication Services – 1.4%
Telus Corp
2.011%%, 02/04/2020	10,250	10,229

Consumer Discretionary — 4.3%
Hyundai Capital America
2.284%%, 01/06/2020	10,750	10,747
Royal Caribbean
2.058%%, 01/22/2020	5,000	4,993
2.056%%, 01/17/2020	6,500	6,494
Smithfield Foods Inc
2.253%%, 01/21/2020	6,500	6,491
2.201%%, 01/06/2020	3,000	2,999

		31,724

Consumer Staples — 3.2%
Campbell Soup Co
2.004%%, 01/09/2020	11,250	11,245
Walgreens Boot Alliance
2.131%%, 01/21/2020	7,000	6,992
2.079%%, 02/12/2020	5,250	5,237

		23,474

Energy — 4.7%
Avangrid Inc
2.030%%, 02/06/2020	3,250	3,243
FMC Technologies Inc
2.254%%, 01/27/2020	250	250
2.232%%, 03/06/2020	3,000	2,988
2.046%%, 01/31/2020	8,500	8,485
Sinopec Century America
2.131%%, 02/03/2020	7,250	7,238
Southern Power Co
2.205%%, 01/24/2020	250	250
2.055%%, 01/22/2020	4,500	4,494
TransCanada Pipelines
2.032%%, 02/19/2020	8,000	7,977

		34,925

Financials — 3.9%
General Motors Financial Co
2.178%%, 01/22/2020	10,500	10,484
NatWest Markets
2.010%%, 02/06/2020	11,300	11,279
VW Credit Inc
2.149%%, 01/07/2020	250	250

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
2.061%%, 01/30/2020	$6,750	$6,739

		28,752

Health Care – 1.9%
Cigna Corp
2.162%%, 01/22/2020	5,000	4,994
Humana Inc
2.059%%, 01/15/2020	8,500	8,493
McKesson Corp
2.156%%, 02/03/2020	500	499

		13,986

Industrials – 1.3%
Boeing Co/The
2.030%%, 03/02/2020	2,500	2,492
Experian Finance
1.990%%, 02/07/2020	5,500	5,488
Parker Hannifin Corp
2.143%%, 01/31/2020	1,250	1,248

		9,228

Materials – 0.0%
Dupont De Nemours Inc
2.055%%, 01/21/2020	250	250

Utilities – 7.9%
Liberty Utilities Co
2.054%%, 01/22/2020	4,750	4,744
2.042%%, 03/03/2020	750	747
Montana-Dakota Utilities Co
1.975%%, 01/13/2020	4,000	3,997
Public Service Enterprise
2.008%%, 01/27/2020	17,250	17,224
Sempra Global
2.060%%, 03/05/2020	11,250	11,207
Southern California Edison Co
2.354%%, 01/09/2020	250	250
2.255%%, 01/06/2020	4,000	3,999
2.173%%, 01/02/2020	7,000	6,999
Washington Gas Light Co
2.008%%, 02/04/2020	500	499
1.907%%, 01/15/2020	1,200	1,199
1.907%%, 01/22/2020	7,500	7,493

		58,358

Total Commercial Paper
(Cost $210,933) ($ Thousands)		210,926

	Shares
EXCHANGE TRADED FUNDS – 5.4%
United States – 5.4%
iShares Core S&P 500 ETF	53,136	17,176
iShares MSCI Emerging Markets ETF	115,530	5,184

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS (continued)
Vanguard S&P 500 ETF	58,148	$17,200

Total Exchange Traded Funds (Cost $33,411) ($ Thousands)		39,560

	Face Amount (Thousands) (1)
U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.1%
FHLB
1.875%, 07/07/2021	23,175	23,274
FHLB DN
1.000%, 01/02/2020 (A)	11,700	11,700
FHLMC
1.375%, 05/01/2020	2,690	2,688

Total U.S. Government Agency Obligations (Cost $37,599) ($ Thousands)		37,662

SOVEREIGN DEBT – 4.6%
Japanese Government CPI Linked Bonds
0.100%, 03/10/2026 JPY	2,470,754	23,213
0.100%, 03/10/2027 JPY	1,107,151	10,447

Total Sovereign Debt (Cost $35,071) ($ Thousands)		33,660

MORTGAGE-BACKED SECURITY – 0.0%

Agency Mortgage-Backed Obligations – 0.0%
FNMA TBA
5.000%, 01/01/2038	200	214

Total Mortgage-Backed Security (Cost $214) ($ Thousands)		214

Total Investments in Securities – 77.0% (Cost $560,509) ($ Thousands)		$567,850

	Contracts
PURCHASED OPTIONS* – 0.0%
Total Purchased Options (B) (Cost $308) ($ Thousands)	1,115	$102

WRITTEN OPTIONS* – 0.0%
Total Written Options (B) (Premiums Received $135) ($ Thousands)	(2,291,115)	$(32)

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Capital Stability Fund (Continued)

A list of the open exchange traded option contracts held by the Fund at December 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
January 2020 Puts on SPX*	15	$4,846	$3,070.00	1/18/2020	$9

Call Options
January 2020 Calls on VIX*	1,100	1,516	17.00	1/18/2020	93

Total Purchased Options		$6,362			$102

WRITTEN OPTIONS — 0.0%
Put Options
January 2020 Puts on SPX*	(15)	$(4,846)	2,850.00	01/18/20	$(2)

Call Options
January 2020 Calls on VIX*	(1,100)	(1,516)	24.00	01/18/20	(30)
January 2020, USD Call, BRL Put*	(1,273,000)	(5,116)	4.40	01/18/20	–
January 2020, USD Call, RUB Put*	(1,017,000)	(63,074)	66.60	01/18/20	–

		(69,706)			(30)

Total Written Options		$(74,552)			$(32)

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/Depreciation (Thousands)
Amsterdam Index	13	Jan-2020	$1,761	$1,765	$(8)
Australian 10-Year Bond	22	Mar-2020	2,203	2,211	(33)
CAC40 10 Euro Index	20	Jan-2020	1,331	1,340	–
Canadian 10-Year Bond	111	Mar-2020	11,670	11,768	(211)
DAX Index	4	Mar-2020	1,485	1,487	(8)
Euro-Bund	5	Mar-2020	958	957	(13)
Euro-OAT	31	Mar-2020	5,665	5,664	(73)
FTSE 100 Index	17	Mar-2020	1,663	1,689	11
FTSE MIB Index	12	Mar-2020	1,579	1,577	(12)
IBEX	14	Jan-2020	1,497	1,497	(10)
Japanese 10-Year Bond	(21)	Mar-2020	(29,372)	(29,407)	(25)
Long Gilt 10-Year Bond	36	Mar-2020	6,169	6,266	(65)
MSCI EAFE Index	313	Mar-2020	31,184	31,871	687
MSCI Emerging Markets	220	Mar-2020	12,140	12,322	182
NASDAQ 100 Index E-MINI	44	Mar-2020	7,574	7,702	128
Nikkei 225 Index	34	Mar-2020	7,309	7,396	84
OMX Stockholm 30	56	Jan-2020	1,070	1,058	(12)
Russell 2000 Index E-MINI	77	Mar-2020	6,376	6,432	56

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Capital Stability Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/Depreciation (Thousands)
S&P 500 Index E-MINI	161	Mar-2020	$25,488	$26,010	$522
S&P TSX 60 Index	23	Mar-2020	3,550	3,591	(10)
S&P TSX 60 Index	21	Mar-2020	3,209	3,279	15
SPI 200 Index	95	Mar-2020	11,090	11,024	(345)
U.S. 5-Year Treasury Notes	266	Apr-2020	31,674	31,550	(124)
U.S. 10-Year Treasury Notes	240	Mar-2020	31,108	30,821	(287)
U.S. Long Treasury Bond	17	Mar-2020	2,710	2,650	(60)
U.S. Ultra Long Treasury Bond	18	Mar-2020	3,383	3,270	(113)

			$184,474	$185,790	$276

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	01/16/20	EUR	457	USD	511	$(2)
ANZ	01/16/20	USD	510	SGD	692	5
ANZ	01/17/20	NZD	1,531	USD	1,009	(23)
ANZ	01/23/20	AUD	743	USD	508	(14)
ANZ	01/30/20	USD	1,266	JPY	137,882	6
ANZ	01/30/20	JPY	55,071	USD	506	(1)
ANZ	05/26/20	USD	1,277	HKD	10,004	6
Bank of America	01/08/20	USD	1,023	SEK	9,861	31
Bank of America	01/16/20	EUR	923	USD	1,022	(16)
Bank of America	01/16/20	INR	54,139	USD	758	(1)
Bank of America	01/17/20	USD	935	RUB	60,112	31
Bank of America	01/23/20	USD	638	AUD	924	12
Barclays PLC	01/08/20	EUR	690	NOK	6,854	5
Barclays PLC	01/08/20	USD	1,030	NOK	9,364	35
Barclays PLC	01/08/20	SEK	4,877	EUR	462	(3)
Barclays PLC	01/08/20	SEK	4,905	CHF	507	(1)
Barclays PLC	01/10/20	CHF	755	USD	769	(11)
Barclays PLC	01/16/20	CHF	1,271	NOK	11,673	15
Barclays PLC	01/16/20	USD	1,515	INR	109,026	12
Barclays PLC	01/16/20	NOK	4,616	EUR	452	(17)
Barclays PLC	01/16/20	INR	235,311	USD	3,271	(25)
Barclays PLC	01/17/20	NZD	1,201	USD	767	(43)
Barclays PLC	01/30/20	USD	759	JPY	82,729	3
Barclays PLC	01/30/20	JPY	82,729	USD	758	(5)

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	02/06/20	USD	1,280	KRW	1,497,344	$19
Barclays PLC	02/06/20	KRW	1,497,344	USD	1,274	(24)
Barclays PLC	02/13/20	USD	5,342	MYR	22,155	95
Barclays PLC	02/13/20	MYR	10,513	USD	2,527	(53)
Barclays PLC	02/27/20	IDR	3,540,005	USD	250	(5)
BNP Paribas	01/17/20	NZD	1,529	USD	1,007	(25)
BNP Paribas	01/17/20	USD	1,777	NZD	2,750	78
BNP Paribas	02/20/20	USD	677	CNH	4,743	3
Brown Brothers Harriman	01/07/20	USD	2,178	MXN	42,201	54
Brown Brothers Harriman	01/07/20	MXN	9,800	USD	501	(18)
Brown Brothers Harriman	01/08/20 - 01/16/20	EUR	1,533	USD	1,707	(15)
Brown Brothers Harriman	01/08/20	USD	1,756	NOK	15,655	26
Brown Brothers Harriman	01/08/20	NOK	5,738	USD	622	(31)
Brown Brothers Harriman	01/09/20	USD	383	PLN	1,459	2
Brown Brothers Harriman	01/09/20	USD	384	CZK	8,744	3
Brown Brothers Harriman	01/09/20	PLN	1,447	USD	374	(8)
Brown Brothers Harriman	01/10/20	USD	255	GBP	194	3
Brown Brothers Harriman	01/10/20	USD	256	CHF	254	5
Brown Brothers Harriman	01/10/20	CHF	2,162	USD	2,205	(30)
Brown Brothers Harriman	01/10/20	SEK	2,471	USD	252	(12)
Brown Brothers Harriman	01/15/20	USD	400	ILS	1,378	–
Brown Brothers Harriman	01/15/20	ILS	1,350	USD	384	(8)
Brown Brothers Harriman	01/17/20	NZD	581	USD	379	(13)
Brown Brothers Harriman	01/17/20	USD	872	NZD	1,327	23
Brown Brothers Harriman	01/21/20	USD	373	TRY	2,231	–
Brown Brothers Harriman	01/21/20	USD	987	TRY	5,743	(27)
Brown Brothers Harriman	01/21/20	TRY	2,220	USD	373	1
Brown Brothers Harriman	01/21/20	TRY	1,471	USD	245	(1)
Brown Brothers Harriman	01/23/20	AUD	924	USD	633	(17)
Brown Brothers Harriman	01/23/20	ZAR	15,104	USD	1,013	(64)
Brown Brothers Harriman	01/30/20	JPY	55,077	USD	508	1
Brown Brothers Harriman	01/30/20	JPY	27,487	USD	252	(2)
Brown Brothers Harriman	02/20/20	CNH	4,743	USD	676	(4)
Brown Brothers Harriman	03/16/20	USD	360	CAD	479	10
Citigroup	01/08/20	NOK	7,661	USD	841	(31)
Citigroup	01/09/20	USD	512	CZK	11,745	6
Citigroup	01/09/20	PLN	1,970	USD	506	(15)
Citigroup	01/09/20	CZK	11,796	EUR	462	(3)
Citigroup	01/09/20	CZK	20,450	USD	897	(6)
Citigroup	01/10/20	USD	513	GBP	398	15

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/10/20	GBP	591	USD	763	$(20)
Citigroup	01/10/20	CHF	759	SEK	7,416	8
Citigroup	01/10/20	USD	1,360	CHF	1,338	23
Citigroup	01/10/20	SEK	4,944	USD	513	(16)
Citigroup	01/16/20	EUR	1,168	CHF	1,271	1
Citigroup	01/16/20	SGD	3,465	USD	2,545	(33)
Citigroup	01/23/20	USD	505	AUD	743	18
Citigroup	01/30/20	TRY	2,892	USD	496	13
Citigroup	01/30/20	JPY	11,475,213	USD	105,385	(404)
Citigroup	02/06/20	USD	1,073	KRW	1,254,704	15
Citigroup	02/27/20	USD	1,535	IDR	21,768,738	32
Credit Suisse First Boston	01/03/20	USD	293	BRL	1,238	14
Credit Suisse First Boston	01/10/20	CHF	1,284	SEK	12,645	25
Credit Suisse First Boston	01/16/20	USD	1,284	EUR	1,157	16
Credit Suisse First Boston	01/21/20	USD	494	TRY	2,987	5
Credit Suisse First Boston	01/23/20	USD	1,262	AUD	1,828	23
Credit Suisse First Boston	05/26/20	USD	1,292	HKD	10,128	7
Credit Suisse First Boston	05/26/20	HKD	20,131	USD	2,565	(16)
Deutsche Bank	01/09/20	USD	510	CZK	11,757	9
Deutsche Bank	01/10/20	USD	644	CHF	635	11
Deutsche Bank	01/15/20	ILS	1,797	USD	511	(9)
Deutsche Bank	01/16/20	EUR	1,263	USD	1,405	(14)
Goldman Sachs	01/03/20	USD	766	BRL	3,159	19
Goldman Sachs	01/07/20	MXN	12,138	USD	627	(15)
Goldman Sachs	01/10/20	GBP	394	USD	512	(11)
Goldman Sachs	01/10/20	SEK	7,741	CHF	784	(16)
Goldman Sachs	01/15/20	USD	513	ILS	1,770	–
Goldman Sachs	01/17/20	RUB	23,531	USD	375	(4)
Goldman Sachs	01/30/20	JPY	202,570	USD	1,874	7
Goldman Sachs	02/06/20	USD	1,264	KRW	1,477,194	16
HSBC	01/07/20	MXN	12,339	USD	632	(21)
HSBC	01/09/20	USD	510	PLN	1,957	7
HSBC	01/09/20	USD	513	HUF	151,173	–
HSBC	01/09/20	HUF	150,935	EUR	459	3
HSBC	01/10/20	USD	2,056	CHF	2,019	31
HSBC	01/16/20	USD	505	INR	36,303	3
HSBC	01/16/20	NOK	4,712	EUR	460	(20)
HSBC	01/16/20	INR	53,363	USD	749	1
HSBC	01/21/20	TRY	2,035	USD	345	4
HSBC	01/23/20	USD	503	AUD	731	11

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
HSBC	01/23/20	CAD	1,353	USD	1,018	$(26)
HSBC	01/30/20	USD	1,874	JPY	202,570	(7)
JPMorgan Chase Bank	01/03/20	BRL	1,239	USD	305	(3)
JPMorgan Chase Bank	01/07/20	USD	506	MXN	9,823	14
JPMorgan Chase Bank	01/16/20	USD	509	INR	36,170	(2)
JPMorgan Chase Bank	01/30/20	USD	763	JPY	82,472	(2)
JPMorgan Chase Bank	02/20/20	USD	770	TWD	23,071	5
Morgan Stanley	01/07/20	USD	507	MXN	9,777	10
Morgan Stanley	01/10/20	USD	513	CHF	506	10
Morgan Stanley	01/10/20	USD	1,400	GBP	1,081	32
Morgan Stanley	01/15/20	ILS	1,752	USD	504	(4)
Morgan Stanley	01/15/20	CLP	648,573	USD	877	14
Morgan Stanley	01/16/20	USD	758	INR	54,836	11
Morgan Stanley	01/17/20	USD	315	RUB	20,274	10
Morgan Stanley	01/17/20	USD	516	NZD	794	19
Morgan Stanley	01/17/20	NZD	794	USD	510	(26)
Morgan Stanley	01/30/20	JPY	55,356	USD	512	2
Morgan Stanley	01/30/20	JPY	166,034	USD	1,524	(6)
Morgan Stanley	02/06/20	USD	1,279	KRW	1,497,640	19
RBS	01/08/20	USD	513	EUR	464	9
RBS	01/08/20	NOK	4,653	USD	509	(20)
RBS	01/10/20	SEK	4,983	EUR	460	(16)
RBS	01/15/20	USD	504	ILS	1,751	4
RBS	01/15/20	USD	507	CLP	389,265	11
RBS	01/15/20	USD	876	CLP	648,573	(13)
RBS	01/16/20	USD	1,500	INR	106,648	(7)
RBS	01/16/20	EUR	1,911	USD	2,110	(36)
RBS	01/17/20	USD	1,274	NZD	1,965	52
RBS	01/17/20	NZD	3,281	USD	2,166	(48)
RBS	01/23/20	USD	1,016	ZAR	15,104	61
RBS	02/06/20	USD	1,855	KRW	2,165,487	23
RBS	11/10/20	USD	791	TWD	23,256	3
Standard Bank	01/16/20	SGD	1,724	USD	1,269	(13)
Standard Bank	01/17/20	NZD	1,200	USD	768	(42)
Standard Bank	01/30/20	JPY	82,282	USD	757	(2)
Standard Bank	02/06/20	USD	252	KRW	293,175	2
Standard Bank	02/06/20	KRW	3,076,252	USD	2,640	(28)
Standard Bank	02/27/20	IDR	10,676,052	USD	748	(20)
UBS	01/03/20	BRL	3,159	USD	775	(11)
UBS	01/08/20	NOK	4,663	USD	511	(20)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
UBS	01/10/20	EUR	458	GBP	390	$3
UBS	01/10/20	GBP	495	USD	639	(17)
UBS	01/10/20	CHF	1,009	USD	1,028	(15)
UBS	01/23/20	USD	2,809	CAD	3,701	46
UBS	02/04/20	USD	774	BRL	3,159	11
UBS	02/06/20	KRW	593,725	USD	508	(7)
UBS	02/20/20	TWD	23,071	USD	769	(5)

						$(371)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2019, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.HA.HY.33	Sell	5.00%	Quarterly	12/20/2024	$(3,898)	$372	$283	$89
CDX.NA.HY.S32V1-5Y	Sell	5.00%	Quarterly	06/20/2024	(4,345)	421	330	91
CDX.NA.HY.S33V1-5Y	Sell	5.00%	Quarterly	12/20/2024	(1,250)	119	90	29
CDX.NA.IG.33	Sell	1.00%	Quarterly	12/20/2024	(4,280)	111	93	18
CDX.NA.IG.S32V1-5Y	Sell	1.00%	Quarterly	06/20/2024	(2,700)	70	62	8
CDX.NA.IG.S33V1.5Y	Sell	1.00%	Quarterly	12/20/2024	(1,060)	28	23	5
CDX.NA.IG.S33V1-Y	Sell	1.00%	Quarterly	12/20/2024	(10,330)	300	204	96
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	06/20/2024	(1,214)	158	143	15
ITRAXX.XOVER	Sell	5.00%	Quarterly	12/20/2024	(550)	84	78	6

						$1,663	$1,306	$357

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	1.564%	Semi-Annually	07/03/2029	AUD	830	$7	$–	$7
3-MONTH NZD - BKBM	1.784%	Semi-Annually	07/04/2029	NZD	460	1	–	1
6-MONTH AUD - BBSW	1.236%	Semi-Annualy	08/06/2029	AUD	800	(10)	–	(10)
3-MONTH NZD - BKBM	1.490%	Semi-Annually	08/07/2029	NZD	860	(14)	–	(14)
6-MONTH AUD - BBSW	1.2175%	Semi-Annually	09/10/2029	AUD	5,490	(83)	–	(83)
3-MONTH NZD - BKBM	1.285%	Semi-Annually	09/11/2029	NZD	5,030	(145)	–	(145)
6-MONTH AUD - BBSW	1.32%	Semi-Annually	09/16/2029	AUD	610	(5)	–	(5)
3-MONTH NZD - BKBM	1.415%	Semi-Annually	09/17/2029	NZD	730	(16)	–	(16)
6-MONTH AUD - BBSW	1.145%	Semi-Annually	09/24/2029	AUD	910	(18)	–	(18)
3-MONTH NZD - BKBM	1.23%	Semi-Annually	09/25/2029	NZD	970	(32)	–	(32)
6-MONTH AUD - BBSW	1.2925%	Semi-Annually	10/29/2029	AUD	730	(8)	–	(8)
3-MONTH NZD - BKBM	1.36%	Semi-Annually	10/30/2029	NZD	720	(18)	–	(18)
6-MONTH AUD - BBSW	1.43%	Semi-Annually	11/06/2029	AUD	1,120	(2)	–	(2)
3-MONTH NZD - BKBM	1.53%	Semi-Annually	11/07/2029	NZD	1,000	(15)	–	(15)
6-MONTH AUD - BBSW	1.26%	Semi-Annually	11/22/2029	AUD	1,920	(25)	–	(25)

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Capital Stability Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH NZD - BKBM	1.495%	Semi-Annually	11/25/2029	NZD	1,730	$(30)	$–	$(30)

						$(413)	$–	$(413)

A list of the OTC swap agreements held by the Fund at December 31, 2019, is as follows:

Variance Swap
Counterparty	Reference Entity/ Obligation	Volatilty Strike Rate	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ( Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	JPY/USD	5.88%	Maturity	5/27/2020	USD	38	$(4)	$–	$(4)

Percentages are based on Net Assets of $737,153 ($ Thousands).
*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Refer to table below for details on Options Contracts.

AUD – Australian Dollar

BBSW – Bank Bill Swap Rate

BKBM – Bank Bill Benchmark Rate

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

CPI – Consumer Price Index

CZK – Czech Koruna

DN – Discount Note

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

EUR – Euro

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FTSE – Financial Times Stock Exchange

ETF – Exchange Traded Fund

GBP – British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli New Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MSCI – Morgan Stanley Capital International

MXN – Mexican Peso

MYR – Malaysian Ringgit

NASDAQ – National Association of Securities Dealers and Automated Quotations

NOK – Norwegian Krone

NZD – New Zealand Dollar

OTC – Over the counter

PLC – Public Limited Company

PLN – Poland Zloty

RUB – Russian Ruble

S&P – Standard & Poor’s

SEK – Swedish Krona

SGD – Singapore Dollar

SPI – S&P/ASX Index (Australia)

SPX – S&P 500 Index

TRY – Turkish Lira

TSX – Toronto Stock Exchange

TWD – Taiwan Dollar

USD – United States Dollar

VIX – Chicago Board of Exchange Volatility Index

ZAR – South African Rand

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	245,828	–	245,828
Commercial Paper	–	210,926	–	210,926
Exchange Traded Funds	39,560	–	–	39,560
U.S. Government Agency Obligations	–	37,662	–	37,662
Sovereign Debt	–	33,660	–	33,660
Mortgage-Backed Security	–	214	–	214

Total Investments in Securities	39,560	528,290	–	567,850

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	102	–	–	102
Written Options	(32)	–	–	(32)
Futures Contracts *
Unrealized Appreciation	1,685	–	–	1,685
Unrealized Depreciation	(1,409)	–	–	(1,409)
Forwards Contracts *
Unrealized Appreciation	–	1,198	–	1,198

SEI Institutional Managed Trust / Quarterly Report / December 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Multi-Asset Capital Stability Fund (Continued)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Unrealized Depreciation	–	(1,569)	–	(1,569)
Centally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	357	–	357
Interest Rate Swaps *
Unrealized Appreciation	–	8	–	8
Unrealized Depreciation	–	(421)	–	(421)
OTC Swap
Variance Swap *
Unrealized Depreciation	–	(4)	–	(4)

Total Other Financial Instruments	346	(431)	–	(85)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

As of December 31, 2019, the Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $29.8 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$-	$1,630,805	$1,630,805
Maximum potential amount of future payments	-	-	-	29,842,642	29,842,642
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$18,370,000	$-	$-	$18,370,000
201-300	-	-	11,472,642	-	-	11,472,642
Total	$-	$-	$29,842,642	$-	$-	$29,842,642

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2019